UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II

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(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116

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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497

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Date of fiscal year end: 8/31

Date of reporting period: 2/28/21

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared one semiannual report to shareholders including eighteen funds for the period ended February 28, 2021.

JOBNAME: JHFundsII-Group4 PAGE: 1 SESS: 208 OUTPUT: Wed Apr 21 16:44:45 2021 SUM: 06753F9B /Alljobz/john_hancock/semiannual/387950-JHFundsII-Covers/jhfundsII-main-book-fcover

JOHN HANCOCK

Funds II

2.28.2021 Semiannual Report

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John Hancock Funds II

Semiannual report — table of contents

Sector or portfolio composition....................................................................................................................................................................			3
Shareholder expense example.......................................................................................................................................................................			5
Portfolio of investments (See below for each fund's page #)		..............................................................................................................	7
Statements of assets and liabilities........................................................................................................................................................			121
Statements of operations............................................................................................................................................................................			126
Statements of changes in net assets.....................................................................................................................................................			131
Financial highlights.........................................................................................................................................................................................			134
Notes to ﬁnancial statements ...................................................................................................................................................................			139
For more information ....................................................................................................................................................................................			168
	Portfolio of		Portfolio of
Fund	investments	Fund	investments
Capital Appreciation Fund ...............................................................	7	Multi-Index Lifestyle Balanced Portfolio ......................................	57
Capital Appreciation Value Fund .....................................................	8	Multi-Index Lifestyle Conservative Portfolio ................................	58
Core Bond Fund ..............................................................................	16	Multi-Index Lifestyle Growth Portfolio .........................................	59
Health Sciences Fund .....................................................................	26	Multi-Index Lifestyle Moderate Portfolio .....................................	59
High Yield Fund ...............................................................................	29	Opportunistic Fixed Income Fund..................................................	60
International Strategic Equity Allocation Fund ...........................	37	Science & Technology Fund ..........................................................	71
Mid Cap Stock Fund ......................................................................	53	Strategic Equity Allocation Fund ..................................................	73
Mid Value Fund ..............................................................................	55	U.S. High Yield Bond Fund ..........................................................	110
Multi-Index Lifestyle Aggressive Portfolio ....................................	57	U.S. Sector Rotation Fund ...........................................................	113

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John Hancock Funds II

Sector or portfolio composition

Capital Appreciation Fund		High Yield Fund		Multi-Index Lifestyle
				Aggressive Portfolio
	% of		% of
Sector Composition*	Total	Portfolio Composition**	Total
					% of
Information technology	46.1	Corporate bonds	78.3	Asset Allocation*	Total
Consumer discretionary	25.5	Term loans	8.8	Afﬁliated investment companies	66.4
Communication services	16.0	Asset backed securities	4.7	Large blend	66.4
Health care	4.5	Convertible bonds	1.7	Unafﬁliated investment companies	33.2
Industrials	4.1	Preferred securities	1.2	Equity	33.2
Consumer staples	2.7	Common stocks	1.2	Short-term investments and other	0.4
Financials	1.0	Foreign government obligations	0.7
Short-term investments and other	0.1	Short-term investments	3.4	Multi-Index Lifestyle
				Balanced Portfolio
Capital Appreciation Value Fund		International Strategic
					% of
		Equity Allocation Fund		Asset Allocation*	Total
	% of
Portfolio Composition*	Total		% of	Afﬁliated investment companies	37.9
Common stocks	65.4	Sector Composition*	Total	Large blend	37.9
Term loans	9.5	Financials	20.4	Unafﬁliated investment companies	61.8
Corporate bonds	9.1	Consumer discretionary	13.2	Fixed income	38.2
Preferred securities	1.6	Information technology	11.9	Equity	23.6
Short-term investments and other	14.4	Industrials	11.2	Short-term investments and other	0.3
		Health care	8.0
Core Bond Fund		Consumer staples	7.3	Multi-Index Lifestyle
		Materials	7.1	Conservative Portfolio
	% of
Portfolio Composition**	Total	Communication services	7.0
					% of
		Energy	3.6
U.S. Government	29.0			Asset Allocation*	Total
		Utilities	2.9
Corporate bonds	25.6			Afﬁliated investment companies	10.4
		Real estate	2.5
U.S. Government Agency	23.3			Large blend	10.4
		Short-term investments and other	4.9
Asset backed securities	6.6			Unafﬁliated investment companies	89.5

Collateralized mortgage obligations	5.4	Mid Cap Stock Fund		Fixed income	78.4
Foreign government obligations	1.2			Equity	11.1
Municipal bonds	0.3			Short-term investments and other	0.1
			% of
Short-term investments	8.6	Sector Composition*	Total
		Consumer discretionary	31.0	Multi-Index Lifestyle
Health Sciences Fund		Information technology	25.2	Growth Portfolio
		Health care	19.3
	% of				% of
		Communication services	10.3
Industry Composition*	Total			Asset Allocation*	Total
		Industrials	6.3
Biotechnology	37.1			Afﬁliated investment companies	51.8
		Financials	4.3
Health care equipment and supplies	22.0			Large blend	51.8
		Consumer staples	1.3
Health care providers and services	15.3			Unafﬁliated investment companies	48.0
		Real estate	0.1
Pharmaceuticals	11.2			Equity	29.7
		Short-term investments and other	2.2
Life sciences tools and services	10.8			Fixed income	18.3

Health care technology	1.7	Mid Value Fund		Short-term investments and other	0.2
Software	0.5
Capital markets	0.4			Multi-Index Lifestyle
			% of
Specialty retail	0.3	Sector Composition*	Total	Moderate Portfolio
Electronic equipment, instruments		Financials	16.1
					% of
and components	0.1	Health care	15.5
				Asset Allocation*	Total
Chemicals	0.1	Energy	13.0
				Afﬁliated investment companies	24.9
Short-term investments and other	0.5	Materials	9.9
				Large blend	24.9
		Consumer staples	8.5
				Unafﬁliated investment companies	74.9
		Industrials	8.4
				Fixed income	58.0
		Real estate	7.0
				Equity	16.9
		Utilities	5.6
				Short-term investments and other	0.2
		Communication services	5.5

		Consumer discretionary	3.0
		Information technology	2.9
		Short-term investments and other	4.6

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John Hancock Funds II

Sector or portfolio composition

Opportunistic Fixed Income Fund		Strategic Equity Allocation Fund		U.S. Sector Rotation Fund
	% of		% of		% of
Portfolio Composition**	Total	Sector Composition*	Total	Sector Composition*	Total
Foreign government obligations	48.0	Information technology	19.5	Information technology	26.3
Collateralized mortgage obligations	11.2	Financials	15.5	Financials	12.1
Term loans	9.5	Consumer discretionary	12.3	Communication services	11.5
Corporate bonds	8.5	Industrials	10.7	Consumer discretionary	11.3
Exchange-traded funds	5.6	Health care	9.8	Health care	10.1
U.S. Government Agency	4.9	Communication services	8.7	Industrials	9.0
Asset backed securities	3.6	Consumer staples	5.7	Consumer staples	5.1
U.S. Government	3.5	Materials	5.1	Materials	3.9
Municipal bonds	3.1	Energy	3.1	Energy	3.0
Convertible bonds	0.5	Real estate	3.0	Real estate	2.3
Common stocks	0.1	Utilities	2.1	Utilities	1.5
Short-term investments	1.5	Short-term investments and other	4.5	Short-term investments and other	3.9
Science & Technology Fund		U.S. High Yield Bond Fund

	% of		% of
Sector Composition*	Total	Portfolio Composition*	Total
Information technology	54.6	Corporate bonds	82.2
Consumer discretionary	22.1	Term loans	3.6
Communication services	15.2	Exchange-traded funds	3.0
Industrials	0.9	Common stocks	0.7
Health care	0.7	Short-term investments and other	10.5
Financials	0.1
Short-term investments and other	6.4
* As a percentage of net assets.
** As a percentage of total investments.

John Hancock Funds II

Shareholder expense example

As a shareholder of John Hancock Funds II, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other ex- penses. In the case of Multi-Index Lifestyle Aggressive Portfolio, Multi-Index Lifestyle Balanced Portfolio, Multi-Index Lifestyle Conservative Portfolio, Multi-Index Lifestyle Growth Portfolio and Multi-Index Lifestyle Moderate Portfolio, in addition to the operating expenses which the portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the portfolio invests. Because the underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. If these indirect expenses were in- cluded, your expenses paid during the period would have been higher.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2020 through February 28, 2021).

Actual expenses:

The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your ac- count value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period ended" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please re- member that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses
		Account	Ending	paid during	Annualized
		value on	value on	period ended	expense
		9-1-2020	2-28-2021	2-28-20211	ratio
Capital Appreciation Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,064.10	$3.99	0.78%
	Hypothetical example	1,000.00	1,020.90	3.91	0.78%
Class NAV	Actual expenses/actual returns	1,000.00	1,064.30	3.74	0.73%
	Hypothetical example	1,000.00	1,021.20	3.66	0.73%

Capital Appreciation Value Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,102.10	$4.27	0.82%
	Hypothetical example	1,000.00	1,020.70	4.11	0.82%

Core Bond Fund
Class 1	Actual expenses/actual returns	$1,000.00	$ 989.20	$3.21	0.65%
	Hypothetical example	1,000.00	1,021.60	3.26	0.65%
Class NAV	Actual expenses/actual returns	1,000.00	989.40	2.96	0.60%
	Hypothetical example	1,000.00	1,021.80	3.01	0.60%

Health Sciences Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,134.10	$5.19	0.98%
	Hypothetical example	1,000.00	1,019.90	4.91	0.98%

High Yield Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,068.10	$4.36	0.85%
	Hypothetical example	1,000.00	1,020.60	4.26	0.85%

International Strategic Equity Allocation Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,151.10	$2.99	0.56%
	Hypothetical example	1,000.00	1,022.00	2.81	0.56%

John Hancock Funds II

Shareholder expense example

				Expenses
		Account	Ending	paid during	Annualized
		value on	value on	period ended	expense
		9-1-2020	2-28-2021	2-28-20211	ratio
Mid Cap Stock Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,253.60	$5.08	0.91%
	Hypothetical example	1,000.00	1,020.30	4.56	0.91%
Class NAV	Actual expenses/actual returns	1,000.00	1,253.80	4.81	0.86%
	Hypothetical example	1,000.00	1,020.50	4.31	0.86%

Mid Value Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,233.70	$5.15	0.93%
	Hypothetical example	1,000.00	1,020.20	4.66	0.93%
Multi-Index Lifestyle Aggressive Portfolio
Class R6	Actual expenses/actual returns	$1,000.00	$1,154.70	$1.34	0.25%2
	Hypothetical example	1,000.00	1,023.60	1.25	0.25%2
Class 1	Actual expenses/actual returns	1,000.00	1,153.60	1.55	0.29%2
	Hypothetical example	1,000.00	1,023.40	1.45	0.29%2
Multi-Index Lifestyle Balanced Portfolio
Class R6	Actual expenses/actual returns	$1,000.00	$1,088.30	$1.86	0.36%2
	Hypothetical example	1,000.00	1,023.00	1.81	0.36%2
Class 1	Actual expenses/actual returns	1,000.00	1,089.00	2.07	0.40%2
	Hypothetical example	1,000.00	1,022.80	2.01	0.40%2
Multi-Index Lifestyle Conservative Portfolio
Class R6	Actual expenses/actual returns	$1,000.00	$1,026.30	$2.56	0.51%2
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%2
Class 1	Actual expenses/actual returns	1,000.00	1,027.10	2.76	0.55%2
	Hypothetical example	1,000.00	1,022.10	2.76	0.55%2
Multi-Index Lifestyle Growth Portfolio
Class R6	Actual expenses/actual returns	$1,000.00	$1,122.60	$1.58	0.30%2
	Hypothetical example	1,000.00	1,023.30	1.51	0.30%2
Class 1	Actual expenses/actual returns	1,000.00	1,122.40	1.79	0.34%2
	Hypothetical example	1,000.00	1,023.10	1.71	0.34%2
Multi-Index Lifestyle Moderate Portfolio
Class R6	Actual expenses/actual returns	$1,000.00	$1,053.20	$2.24	0.44%2
	Hypothetical example	1,000.00	1,022.60	2.21	0.44%2
Class 1	Actual expenses/actual returns	1,000.00	1,053.00	2.44	0.48%2
	Hypothetical example	1,000.00	1,022.40	2.41	0.48%2
Opportunistic Fixed Income Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,007.30	$4.23	0.85%
	Hypothetical example	1,000.00	1,020.60	4.26	0.85%
Science & Technology Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,225.10	$5.68	1.03%
	Hypothetical example	1,000.00	1,019.70	5.16	1.03%
Strategic Equity Allocation Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,142.90	$2.82	0.53%
	Hypothetical example	1,000.00	1,022.20	2.66	0.53%
U.S. High Yield Bond Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,062.90	$4.45	0.87%
	Hypothetical example	1,000.00	1,020.50	4.36	0.87%
Class NAV	Actual expenses/actual returns	1,000.00	1,064.20	4.20	0.82%
	Hypothetical example	1,000.00	1,020.70	4.11	0.82%
U.S. Sector Rotation Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,099.20	$2.81	0.54%
	Hypothetical example	1,000.00	1,022.10	2.71	0.54%

1Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 99.9%
Communication services – 16.0%
Entertainment – 4.4%
Netflix, Inc. (A)	115,378	$62,171,435
Spotify Technology SA (A)	91,744	28,200,271
		90,371,706
Interactive media and services – 11.6%
Alphabet, Inc., Class A (A)	21,318	43,103,077
Alphabet, Inc., Class C (A)	21,317	43,419,745
Facebook, Inc., Class A (A)	294,117	75,770,422
Match Group, Inc. (A)	295,707	45,198,815
Snap, Inc., Class A (A)	482,557	31,684,693
		239,176,752
		329,548,458
Consumer discretionary – 25.5%
Automobiles – 5.7%
Tesla, Inc. (A)	173,147	116,960,799
Hotels, restaurants and leisure – 1.3%
Airbnb, Inc., Class A (A)(B)	10,303	2,126,024
Chipotle Mexican Grill, Inc. (A)	17,913	25,830,546
		27,956,570
Internet and direct marketing retail – 7.7%
Amazon.com, Inc. (A)	47,723	147,603,894
Farfetch, Ltd., Class A (A)	183,801	12,108,810
		159,712,704
Leisure products – 1.3%
Peloton Interactive, Inc., Class A (A)	216,049	26,027,423
Multiline retail – 1.0%
Target Corp.	114,489	21,001,862
Specialty retail – 2.7%
Carvana Company (A)	106,448	30,178,008
The TJX Companies, Inc.	379,765	25,060,692
		55,238,700
Textiles, apparel and luxury goods – 5.8%
Kering SA	29,019	18,353,034
Lululemon Athletica, Inc. (A)	72,803	22,691,239
LVMH Moet Hennessy Louis Vuitton SE	60,601	38,397,943
NIKE, Inc., Class B	304,981	41,105,339
		120,547,555
		527,445,613
Consumer staples – 2.7%
Food and staples retailing – 1.1%
Costco Wholesale Corp.	68,600	22,706,600
Personal products – 1.6%
The Estee Lauder Companies, Inc.,
Class A	117,032	33,454,768
		56,161,368
Financials – 1.0%
Capital markets – 1.0%
S&P Global, Inc.	31,327	10,317,861
The Goldman Sachs Group, Inc.	29,541	9,437,759
		19,755,620
Health care – 4.5%
Biotechnology – 0.3%
Vertex Pharmaceuticals, Inc. (A)	31,311	6,655,153
Health care equipment and supplies – 2.2%
Danaher Corp.	96,250	21,143,238
DexCom, Inc. (A)	35,930	14,292,235
Intuitive Surgical, Inc. (A)	12,621	9,299,153
		44,734,626

Capital Appreciation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services – 0.3%
Guardant Health, Inc. (A)	48,190	$7,092,604
Health care technology – 0.8%
Teladoc Health, Inc. (A)	74,278	16,422,123
Pharmaceuticals – 0.9%
Eli Lilly & Company	88,618	18,156,942
		93,061,448
Industrials – 4.1%
Aerospace and defense – 0.9%
Safran SA	143,882	19,612,922
Road and rail – 3.2%
Uber Technologies, Inc. (A)	803,877	41,600,635
Union Pacific Corp.	115,308	23,748,836
		65,349,471
		84,962,393
Information technology – 46.1%
IT services – 19.5%
Adyen NV (A)(C)	19,427	45,330,657
Afterpay, Ltd. (A)	59,079	5,396,521
Mastercard, Inc., Class A	96,935	34,300,450
Okta, Inc. (A)	25,208	6,590,632
PayPal Holdings, Inc. (A)	188,951	49,098,917
Shopify, Inc., Class A (A)	82,014	105,057,474
Snowflake, Inc., Class A (A)(B)	52,771	13,696,185
Square, Inc., Class A (A)	172,907	39,773,797
Twilio, Inc., Class A (A)	130,685	51,343,523
Visa, Inc., Class A	244,312	51,889,426
		402,477,582
Semiconductors and semiconductor equipment – 5.0%
NVIDIA Corp.	121,099	66,432,489
Taiwan Semiconductor
Manufacturing Company, Ltd., ADR	288,005	36,271,350
		102,703,839
Software – 16.2%
Adobe, Inc. (A)	112,780	51,841,583
Atlassian Corp. PLC, Class A (A)	96,032	22,826,806
Coupa Software, Inc. (A)	60,680	21,011,057
Crowdstrike Holdings, Inc., Class A (A)	120,843	26,102,088
Microsoft Corp.	344,474	80,048,868
RingCentral, Inc., Class A (A)	60,222	22,773,552
salesforce.com, Inc. (A)	170,075	36,821,238
ServiceNow, Inc. (A)	18,619	9,932,492
Splunk, Inc. (A)	58,966	8,432,728
The Trade Desk, Inc., Class A (A)	31,241	25,161,189
Workday, Inc., Class A (A)	86,023	21,091,119
Zoom Video Communications, Inc.,
Class A (A)	24,208	9,044,351
		335,087,071
Technology hardware, storage and peripherals – 5.4%
Apple, Inc.	924,112	112,057,821
		952,326,313
TOTAL COMMON STOCKS (Cost $797,528,229)		$2,063,261,213
The accompanying notes are an integral part of the financial statements.	7

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)

		Shares or
		Principal
		Amount	Value
SHORT-TERM INVESTMENTS – 0.2%
Short-term funds – 0.2%
John Hancock Collateral Trust,
0.1222% (D)(E)		415,370	$4,156,022
State Street Institutional
U.S. Government Money Market
Fund, Premier Class, 0.0302% (D)		54	54
TOTAL SHORT-TERM INVESTMENTS (Cost $4,156,228)			$4,156,076
Total Investments (Capital Appreciation Fund)
(Cost $801,684,457) – 100.1%			$2,067,417,289
Other assets and liabilities, net – (0.1%)			(2,566,614)
TOTAL NET ASSETS – 100.0%			$2,064,850,675
Security Abbreviations and Legend
ADR	American Depositary Receipt

(A)Non-income producing security.

(B)All or a portion of this security is on loan as of 2-28-21.

(C)These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(D)The rate shown is the annualized seven-day yield as of 2-28-21.

(E)Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Capital Appreciation Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 65.4%
Communication services – 5.0%
Interactive media and services – 5.0%
Alphabet, Inc., Class A (A)(B)	3,842	$7,768,178
Alphabet, Inc., Class C (A)(B)	25,020	50,962,237
Facebook, Inc., Class A (B)	73,448	18,921,674
		77,652,089
Consumer discretionary – 8.0%
Hotels, restaurants and leisure – 3.7%
Hilton Worldwide Holdings, Inc. (A)(B)	72,468	8,962,842
Marriott International, Inc.,
Class A (A)(B)	79,588	11,784,595
McDonald's Corp.	14,400	2,968,416
Yum! Brands, Inc.	330,627	34,229,813
		57,945,666
Internet and direct marketing retail – 3.7%
Amazon.com, Inc. (A)(B)	18,362	56,792,381
Specialty retail – 0.6%
Ross Stores, Inc. (A)	83,772	9,771,166
		124,509,213
Consumer staples – 2.1%
Beverages – 2.0%
Keurig Dr. Pepper, Inc.	765,988	23,377,954
PepsiCo, Inc.	27,200	3,513,968
The Coca-Cola Company (A)	91,500	4,482,585
		31,374,507
Food products – 0.1%
Mondelez International, Inc., Class A	26,500	1,408,740
		32,783,247
Financials – 10.3%
Banks – 5.3%
Bank of America Corp. (A)	474,776	16,479,475
Huntington Bancshares, Inc.	892,243	13,687,008

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
TCF Financial Corp.	64,926	$2,909,983
The PNC Financial Services Group, Inc.	286,874	48,298,107
		81,374,573
Capital markets – 1.3%
CME Group, Inc.	30,191	6,029,143
Intercontinental Exchange, Inc.	123,914	13,668,953
		19,698,096
Insurance – 3.7%
Arthur J. Gallagher & Company	68,534	8,210,373
Marsh & McLennan Companies, Inc.	432,505	49,833,226
		58,043,599
		159,116,268
Health care – 8.9%
Health care equipment and supplies – 2.8%
Danaher Corp. (A)	137,547	30,214,949
Envista Holdings Corp. (B)	309,133	11,913,986
Medtronic PLC (A)	13,000	1,520,610
		43,649,545
Health care providers and services – 4.7%
Humana, Inc. (A)	103,944	39,462,340
UnitedHealth Group, Inc.	98,528	32,732,972
		72,195,312
Life sciences tools and services – 1.4%
PerkinElmer, Inc.	56,061	7,068,731
Thermo Fisher Scientific, Inc.	32,306	14,540,284
		21,609,015
		137,453,872
Industrials – 7.2%
Aerospace and defense – 0.8%
Lockheed Martin Corp.	9,000	2,972,250
Northrop Grumman Corp. (A)	10,300	3,004,098
Teledyne Technologies, Inc. (B)	16,252	6,029,492
		12,005,840
Commercial services and supplies – 1.1%
Waste Connections, Inc.	166,185	16,234,613
Waste Management, Inc. (A)	13,200	1,463,748
		17,698,361
Industrial conglomerates – 4.4%
General Electric Company	4,510,022	56,555,676
Roper Technologies, Inc. (A)	29,773	11,242,880
		67,798,556
Machinery – 0.9%
Ingersoll Rand, Inc. (B)	322,886	14,962,537
		112,465,294
Information technology – 15.7%
Communications equipment – 0.3%
Cisco Systems, Inc.	100,300	4,500,461
Electronic equipment, instruments and components – 1.0%
TE Connectivity, Ltd.	119,596	15,551,068
IT services – 7.9%
Fiserv, Inc. (B)	395,153	45,588,802
FleetCor Technologies, Inc. (B)	48,806	13,534,392
Global Payments, Inc.	148,259	29,353,799
Visa, Inc., Class A (A)	160,215	34,028,064
		122,505,057
Semiconductors and semiconductor equipment – 0.4%
NXP Semiconductors NV	37,906	6,919,740
Software – 6.1%
Microsoft Corp.	346,634	80,550,810
The accompanying notes are an integral part of the financial statements.	8

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
salesforce.com, Inc. (B)	61,168	$13,242,872
		93,793,682
		243,270,008
Real estate – 0.1%
Equity real estate investment trusts – 0.1%
American Tower Corp.	9,031	1,951,870
Utilities – 8.1%
Electric utilities – 4.0%
American Electric Power Company, Inc.	570,467	42,699,455
Duke Energy Corp.	1,645	140,796
Evergy, Inc.	9,432	505,838
Exelon Corp.	474,785	18,326,701
		61,672,790
Multi-utilities – 4.1%
Ameren Corp.	338,025	23,753,017
NiSource, Inc.	805,973	17,409,017
Public Service Enterprise Group, Inc.	416,217	22,404,961
		63,566,995
		125,239,785
TOTAL COMMON STOCKS (Cost $776,938,387)		$1,014,441,646
PREFERRED SECURITIES – 1.6%
Financials – 0.0%
Capital markets – 0.0%
The Charles Schwab Corp., 5.950%	8,000	202,880
Health care – 0.3%
Health care equipment and supplies – 0.1%
Boston Scientific Corp., 5.500%	11,477	1,269,586
Life sciences tools and services – 0.2%
Avantor, Inc., 6.250%	35,965	3,132,911
		4,402,497
Utilities – 1.3%
Electric utilities – 0.4%
Alabama Power Company, 5.000%	27,014	712,899
American Electric Power Company, Inc.,
6.125%	42,588	1,931,366
Duke Energy Corp., 5.625%	48,884	1,302,270
SCE Trust III (5.750% to 3-15-24, then 3
month LIBOR + 2.990%)	4,172	102,548
SCE Trust IV (5.375% to 9-15-25, then
3 month LIBOR + 3.132%)	103,538	2,474,558
		6,523,641
Multi-utilities – 0.9%
CMS Energy Corp., 5.875%	140,644	3,745,350
CMS Energy Corp., 5.875%	191,300	5,056,059
DTE Energy Company, 5.250%	72,848	1,877,293
NiSource, Inc. (6.500% to 3-15-24, then
5 Year CMT + 3.632%)	94,440	2,575,379
		13,254,081
		19,777,722
TOTAL PREFERRED SECURITIES (Cost $22,337,567)		$24,383,099
CORPORATE BONDS - 9.1%
Communication services - 3.0%
Altice France Holding SA
10.500%, 05/15/2027 (C)	$550,000	618,365
CCO Holdings LLC
4.000%, 03/01/2023 (C)	1,235,000	1,246,980
5.000%, 02/01/2028 (C)	7,312,000	7,659,320
5.125%, 05/01/2027 (C)	4,930,000	5,164,668

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Netflix, Inc.
4.375%, 11/15/2026	$4,960,000	$5,567,650
4.875%, 04/15/2028	5,810,000	6,614,395
5.500%, 02/15/2022	350,000	363,563
5.875%, 02/15/2025 to 11/15/2028	10,243,000	12,178,062
6.375%, 05/15/2029	4,450,000	5,529,125
Sirius XM Radio, Inc.
3.875%, 08/01/2022 (C)	220,000	221,100
T-Mobile USA, Inc.
6.000%, 03/01/2023	715,000	718,718
6.500%, 01/15/2026	330,000	340,313
		46,222,259
Consumer discretionary - 2.9%
Cedar Fair LP
5.250%, 07/15/2029	2,680,000	2,686,700
5.375%, 06/01/2024 to 04/15/2027	6,041,000	6,104,773
5.500%, 05/01/2025 (C)	120,000	125,775
6.500%, 10/01/2028 (C)	2,070,000	2,189,025
Clarios Global LP
6.250%, 05/15/2026 (C)	265,000	282,225
6.750%, 05/15/2025 (C)	110,000	118,086
KFC Holding Company/Pizza Hut
Holdings LLC/Taco Bell of
America LLC
4.750%, 06/01/2027 (C)	5,315,000	5,560,819
5.250%, 06/01/2026 (C)	4,018,000	4,152,402
Life Time, Inc.
5.750%, 01/15/2026 (C)	1,420,000	1,444,850
Marriott International, Inc.
3.125%, 06/15/2026	415,000	435,972
Marriott International, Inc. (3 month
LIBOR + 0.650%)
0.876%, 03/08/2021 (D)	575,000	575,036
Six Flags Entertainment Corp.
4.875%, 07/31/2024 (C)	4,995,000	4,999,096
5.500%, 04/15/2027 (C)	3,652,000	3,729,194
Six Flags Theme Parks, Inc.
7.000%, 07/01/2025 (C)	1,798,000	1,938,298
Yum! Brands, Inc.
3.750%, 11/01/2021	3,665,000	3,683,325
3.875%, 11/01/2023	1,540,000	1,601,600
4.750%, 01/15/2030 (C)	420,000	438,228
5.350%, 11/01/2043	3,109,000	3,357,720
6.875%, 11/15/2037	925,000	1,156,250
		44,579,374
Financials - 0.7%
AmWINS Group, Inc.
7.750%, 07/01/2026 (C)	105,000	111,956
HUB International, Ltd.
7.000%, 05/01/2026 (C)	4,251,000	4,429,712
State Street Corp. (3 month LIBOR +
3.597%)
3.814%, 06/15/2021 (D)(E)	1,550,000	1,549,070
The Bank of New York Mellon Corp. (3
month LIBOR + 3.420%)
3.659%, 06/20/2021 (D)(E)	1,450,000	1,459,011
The PNC Financial Services Group, Inc.
(5.000% to 11-1-26, then 3 month
LIBOR + 3.300%)
11/01/2026 (E)	1,560,000	1,707,233
USI, Inc.
6.875%, 05/01/2025 (C)	1,225,000	1,247,969
		10,504,951
The accompanying notes are an integral part of the financial statements.	9

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care - 0.2%
Elanco Animal Health, Inc.
4.912%, 08/27/2021	$1,970,000	$1,997,088
Teleflex, Inc.
4.625%, 11/15/2027	707,000	745,001
4.875%, 06/01/2026	1,311,000	1,350,330
		4,092,419
Industrials - 1.5%
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024	839,043	850,730
Delta Air Lines, Inc.
4.500%, 10/20/2025 (C)	2,380,000	2,541,970
4.750%, 10/20/2028 (C)	1,325,000	1,471,327
General Electric Company (3 month
LIBOR + 3.330%)
3.518%, 06/15/2021 (D)(E)	9,941,000	9,475,761
Korn Ferry
4.625%, 12/15/2027 (C)	480,000	499,776
Lennox International, Inc.
3.000%, 11/15/2023	510,000	540,613
Mileage Plus Holdings LLC
6.500%, 06/20/2027 (C)	1,425,000	1,556,813
Sensata Technologies BV
4.875%, 10/15/2023 (C)	1,057,000	1,125,705
5.000%, 10/01/2025 (C)	975,000	1,069,770
5.625%, 11/01/2024 (C)	415,000	457,538
Sensata Technologies UK Financing
Company PLC
6.250%, 02/15/2026 (C)	350,000	361,340
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	38,669	38,282
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025	152,610	139,291
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021	222,181	218,779
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 11/15/2025	377,377	366,169
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 11/15/2021	306,646	301,654
Welbilt, Inc.
9.500%, 02/15/2024 (F)	1,692,000	1,732,185
Xylem, Inc.
4.875%, 10/01/2021	100,000	102,547
		22,850,250
Information technology - 0.5%
Solera LLC
10.500%, 03/01/2024 (C)	8,350,000	8,657,948
Real estate - 0.1%
SBA Communications Corp.
3.875%, 02/15/2027	720,000	746,302
4.875%, 09/01/2024	1,605,000	1,646,249
		2,392,551
Utilities - 0.2%
NiSource, Inc. (5.650% to 6-15-23, then
5 Year CMT + 2.843%)
06/15/2023 (E)	2,650,000	2,729,500
TOTAL CORPORATE BONDS (Cost $131,751,482)		$142,029,252

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (G) – 9.5%
Communication services – 0.4%
Delta 2 Lux Sarl, 2018 USD Term Loan
(1 month LIBOR + 2.500%)
3.500%, 02/01/2024	$5,910,000	$5,873,063
Eagle Broadband Investments LLC, Term
Loan (3 month LIBOR + 3.000%)
3.750%, 11/12/2027	480,000	481,800
		6,354,863
Consumer discretionary – 0.4%
Four Seasons Hotels, Ltd., New 1st Lien
Term Loan (1 month LIBOR +
2.000%)
2.115%, 11/30/2023	984,819	982,052
IRB Holding Corp., 2020 4th
Amendment Incremental Term Loan
(3 month LIBOR + 3.250%)
4.250%, 12/15/2027	1,280,000	1,284,339
Life Time, Inc., 2021 Term Loan B (3
month LIBOR + 4.750%)
5.750%, 12/16/2024	2,773,575	2,765,143
SeaWorld Parks & Entertainment, Inc.,
Term Loan B5 (1 month LIBOR +
3.000%)
3.750%, 03/31/2024	797,927	785,208
		5,816,742
Consumer staples – 0.3%
Prestige Brands, Inc., Term Loan B4 (1
month LIBOR + 2.000%)
2.115%, 01/26/2024	84,448	84,466
Sunshine Luxembourg VII Sarl, USD
Term Loan B1 (3 month LIBOR +
4.000%)
5.000%, 10/01/2026	4,373,071	4,387,283
Woof Holdings, Inc., 1st Lien Term Loan
(3 month LIBOR + 3.750%)
4.500%, 12/21/2027	505,000	505,843
		4,977,592
Financials – 2.9%
Alliant Holdings Intermediate LLC, 2020
Term Loan B3 (1 month LIBOR +
3.750%)
4.250%, 10/08/2027	1,564,867	1,566,495
Alliant Holdings Intermediate LLC, 2018
Term Loan B (1 month LIBOR +
3.250%)
3.365%, 05/09/2025	1,354,538	1,344,284
Alliant Holdings Intermediate LLC, Term
Loan B (1 month LIBOR + 3.250%)
3.365%, 05/09/2025	1,119,318	1,111,393
HUB International, Ltd., 2018 Term
Loan B (2 and 3 month LIBOR +
2.750%)
2.965%, 04/25/2025	21,027,132	20,795,202
HUB International, Ltd., 2021 Term
Loan B (3 month LIBOR + 3.250%)
4.000%, 04/25/2025	8,638,293	8,666,368
Hyperion Refinance Sarl, 2020 Delayed
Draw Term Loan (3 month LIBOR +
3.750%)
4.750%, 11/12/2027	838,565	839,353
Hyperion Refinance Sarl, 2020
Incremental Term Loan B (1 month
LIBOR + 3.750%)
4.750%, 11/12/2027	694,694	695,347
The accompanying notes are an integral part of the financial statements.	10

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

		Shares or
		Principal
		Amount	Value
TERM LOANS (G)(continued)
Financials (continued)
Ryan Specialty Group LLC, Term Loan
(1 month LIBOR + 3.250%)
4.000%, 09/01/2027		$817,950	$818,972
USI, Inc., 2017 Repriced Term Loan (3
month LIBOR + 3.000%)
3.254%, 05/16/2024		6,316,364	6,265,581
USI, Inc., 2019 Incremental Term Loan
B (3 month LIBOR + 3.250%)
3.504%, 12/02/2026		3,279,811	3,259,902
			45,362,897
Health care – 1.1%
ADMI Corp., 2021 Term Loan B2 (3
month LIBOR + 3.250%)
3.440%, 12/23/2027		1,415,000	1,408,180
CPI Holdco LLC, 2021 Term Loan (1
month LIBOR + 4.000%)
4.115%, 11/04/2026		756,850	759,219
Dentalcorp Health Services ULC, 1st
Lien Term Loan (1 month LIBOR +
3.750%)
4.750%, 06/06/2025		917,823	910,655
Dino Grandparent, Inc., 2019 Term Loan
A3 (1 month LIBOR + 2.250%)
2.375%, 02/20/2023		3,450,000	3,381,000
Heartland Dental LLC, 2018 1st Lien
Term Loan (1 month LIBOR +
3.500%)
3.615%, 04/30/2025		3,874,723	3,804,745
Heartland Dental LLC, Incremental Term
Loan (1 month LIBOR + 4.500%)
4.615%, 04/30/2025		194,505	191,953
Loire Finco Luxembourg Sarl, Term
Loan (1 month LIBOR + 3.000%)
3.115%, 04/21/2027		4,253,652	4,205,798
PetVet Care Centers LLC, 2018 1st Lien
Term Loan (1 month LIBOR +
2.750%)
2.865%, 02/14/2025		358,618	354,734
PetVet Care Centers LLC, 2018
Incremental Term Loan (1 month
LIBOR + 3.250%)
3.397%, 02/14/2025		558,051	556,193
PetVet Care Centers LLC, 2021 Term
Loan B3 (1 month LIBOR + 3.500%)
3.690%, 02/14/2025		792,292	792,046
			16,364,523
Industrials – 1.6%
Camelot Finance SA, 2020 Incremental
Term Loan B (1 month LIBOR +
3.000%)
4.000%, 10/30/2026		3,375,000	3,386,239
Filtration Group Corp., 2018 1st Lien
Term Loan (1 month LIBOR +
3.000%)
3.115%, 03/29/2025		525,784	522,387
Filtration Group Corp., 2018 EUR Term
Loan (3 month EURIBOR + 3.500%)
3.500%, 03/29/2025	EUR	1,760,000	2,118,220
Filtration Group Corp., 2020 Incremental
Term Loan (1 month LIBOR +
3.750%)
4.500%, 03/29/2025		$344,138	345,256
Gardner Denver, Inc., 2020 USD Term
Loan B (1 month LIBOR + 2.750%)
2.865%, 03/01/2027		393,025	391,551

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (G)(continued)
Industrials (continued)
Mileage Plus Holdings LLC, 2020 Term
Loan B (3 month LIBOR + 5.250%)
6.250%, 06/25/2027	$7,685,000	$8,194,592
SkyMiles IP, Ltd., 2020 SkyMiles Term
Loan B (3 month LIBOR + 3.750%)
4.750%, 10/20/2027	3,195,000	3,379,383
Vertical U.S. Newco, Inc., USD Term
Loan B (6 month LIBOR + 4.250%)
4.478%, 07/30/2027	5,187,000	5,227,199
Welbilt, Inc., 2018 Term Loan B (1
month LIBOR + 2.500%)
2.615%, 10/23/2025	575,000	560,625
		24,125,452
Information technology – 2.8%
Applied Systems, Inc., 2017 1st Lien
Term Loan (3 month LIBOR +
3.000%)
4.000%, 09/19/2024	671,710	672,435
Ascend Learning LLC, 2017 Term Loan
B (1 month LIBOR + 3.000%)
4.000%, 07/12/2024	104,729	104,685
Azalea Topco, Inc., 2020 Incremental
Term Loan (1 and 3 month LIBOR +
4.000%)
4.999%, 07/24/2026	630,000	631,575
Azalea Topco, Inc., Term Loan (1 and 3
month LIBOR + 3.500%)
3.711%, 07/24/2026	4,108,705	4,103,569
CCC Information Services, Inc., 2017 1st
Lien Term Loan (1 month LIBOR +
3.000%)
4.000%, 04/29/2024	16,225,180	16,248,058
RealPage, Inc., 2nd Lien Term Loan
TBD 03/31/2026 (H)	225,000	229,500
RealPage, Inc., Term Loan
TBD 02/17/2028 (H)	2,305,000	2,305,968
UKG, Inc., 2020 2nd Lien Incremental
Term Loan (3 month LIBOR +
6.750%)
7.500%, 05/03/2027	600,000	618,750
UKG, Inc., 2021 Incremental Term Loan
(3 month LIBOR + 3.250%)
4.000%, 05/04/2026	18,174,750	18,278,164
UKG, Inc., Term Loan B (1 month
LIBOR + 3.750%)
3.865%, 05/04/2026	686,313	688,886
		43,881,590
Materials – 0.0%
HB Fuller Company, 2017 Term Loan B
(1 month LIBOR + 2.000%)
2.111%, 10/20/2024	299,271	298,972
TOTAL TERM LOANS (Cost $145,578,617)		$147,182,631
SHORT-TERM INVESTMENTS – 16.0%
Short-term funds – 16.0%
John Hancock Collateral Trust,
0.1222% (I)(J)	93,599	936,514
The accompanying notes are an integral part of the financial statements.	11

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

		Shares or
		Principal
		Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
State Street Institutional
U.S. Government Money Market
Fund, Premier Class, 0.0302% (I)		7,602,772	$7,602,772
T. Rowe Price Government Reserve
Fund, 0.0502% (I)		238,903,682	238,903,682
TOTAL SHORT-TERM INVESTMENTS (Cost $247,443,052)			$247,442,968
Total Investments (Capital Appreciation Value Fund)
(Cost $1,324,049,105) – 101.6%			$1,575,479,596
Other assets and liabilities, net – (1.6%)			(25,560,942)
TOTAL NET ASSETS – 100.0%			$1,549,918,654
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate

Capital Appreciation Value Fund (continued)

(A)All or a portion of this security is segregated at the custodian as collateral for certain derivatives.

(B)Non-income producing security.

(C)These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(D)Variable rate obligation. The coupon rate shown represents the rate at period end.

(E)Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(F)All or a portion of this security is on loan as of 2-28-21.

(G)Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(H)This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).

(I)The rate shown is the annualized seven-day yield as of 2-28-21.

(J)Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

WRITTEN OPTIONS

Options on securities

Counterparty (OTC)/

Exchange-			Exercise	Expiration	Number of	Notional
traded	Name of issuer	Currency	price	date	contracts	amount	Premium	Value
Calls
GSI	Alphabet, Inc., Class A		USD 1,960.00	Sep 2022	2	200	$36,883	$(71,831)
GSI	Alphabet, Inc., Class A		USD 1,960.00	Sep 2022	2	200	48,181	(71,831)
GSI	Alphabet, Inc., Class A		USD 1,980.00	Sep 2022	3	300	53,401	(104,806)
GSI	Alphabet, Inc., Class A		USD 1,980.00	Sep 2022	2	200	46,477	(69,871)
GSI	Alphabet, Inc., Class A		USD 2,000.00	Sep 2022	3	300	51,390	(101,928)
GSI	Alphabet, Inc., Class A		USD 2,000.00	Sep 2022	2	200	44,224	(67,952)
GSI	Alphabet, Inc., Class A		USD 2,100.00	Sep 2022	3	300	42,218	(88,442)
GSI	Alphabet, Inc., Class A		USD 2,100.00	Sep 2022	2	200	37,453	(58,961)
GSI	Alphabet, Inc., Class C		USD 1,760.00	Jan 2022	16	1,600	161,159	(658,417)
GSI	Alphabet, Inc., Class C		USD 1,780.00	Jan 2022	16	1,600	151,699	(637,192)
GSI	Alphabet, Inc., Class C		USD 1,800.00	Jan 2022	16	1,600	143,040	(616,379)
GSI	Alphabet, Inc., Class C		USD 1,980.00	Jun 2022	2	200	32,360	(66,551)
GSI	Alphabet, Inc., Class C		USD 1,980.00	Jun 2022	3	300	63,629	(99,827)
GSI	Alphabet, Inc., Class C		USD 2,000.00	Jun 2022	2	200	30,815	(64,534)
GSI	Alphabet, Inc., Class C		USD 2,000.00	Jun 2022	3	300	61,060	(96,801)
GSI	Alphabet, Inc., Class C		USD 2,100.00	Jun 2022	2	200	25,013	(55,100)
GSI	Alphabet, Inc., Class C		USD 2,100.00	Jun 2022	3	300	49,903	(82,650)
CSFB	Amazon.com, Inc.		USD 3,800.00	Jan 2022	2	200	66,229	(32,457)
CSFB	Amazon.com, Inc.		USD 3,800.00	Jan 2022	3	300	124,580	(48,686)
CSFB	Amazon.com, Inc.		USD 3,800.00	Jan 2022	3	300	103,625	(48,686)
CSFB	Amazon.com, Inc.		USD 3,900.00	Jan 2022	2	200	60,555	(28,373)
CSFB	Amazon.com, Inc.		USD 3,900.00	Jan 2022	2	200	76,676	(28,373)
CSFB	Amazon.com, Inc.		USD 3,900.00	Jan 2022	3	300	95,700	(42,560)
RBC	Amazon.com, Inc.		USD 3,900.00	Jan 2022	3	300	71,991	(42,560)
CITI	Amazon.com, Inc.		USD 4,000.00	Jan 2022	5	500	136,635	(62,026)
CSFB	Amazon.com, Inc.		USD 4,000.00	Jan 2022	2	200	55,372	(24,810)
CSFB	Amazon.com, Inc.		USD 4,000.00	Jan 2022	2	200	71,412	(24,810)
CSFB	Amazon.com, Inc.		USD 4,000.00	Jan 2022	3	300	88,463	(37,215)
RBC	Amazon.com, Inc.		USD 4,000.00	Jan 2022	3	300	65,391	(37,215)
CITI	Amazon.com, Inc.		USD 4,100.00	Jan 2022	4	400	100,668	(43,422)
RBC	Amazon.com, Inc.		USD 4,100.00	Jan 2022	3	300	59,091	(32,567)
CITI	Amazon.com, Inc.		USD 4,200.00	Jan 2022	4	400	92,508	(38,044)
RBC	Amazon.com, Inc.		USD 4,200.00	Jan 2022	3	300	53,481	(28,533)
CITI	Amazon.com, Inc.		USD 4,300.00	Jan 2022	5	500	106,535	(41,734)
RBC	Amazon.com, Inc.		USD 4,300.00	Jan 2022	2	200	32,794	(16,694)
The accompanying notes are an integral part of the financial statements.	12

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

Options on securities	(continued)
Counterparty (OTC)/
Exchange-			Exercise	Expiration	Number of	Notional
traded	Name of issuer	Currency	price	date	contracts	amount	Premium	Value
Calls (continued)
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2022	215	21,500	$78,266	$(31,228)
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2022	37	3,700	13,274	(5,374)
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2022	23	2,300	7,946	(3,341)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2022	216	21,600	47,632	(18,180)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2022	73	7,300	16,507	(6,144)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2022	47	4,700	9,837	(3,956)
CITI	American Tower Corp.	USD	210.00	Jan 2022	22	2,200	54,934	(56,276)
CITI	American Tower Corp.	USD	220.00	Jan 2022	22	2,200	43,934	(45,541)
CITI	American Tower Corp.	USD	230.00	Jan 2022	21	2,100	33,117	(34,770)
CITI	American Tower Corp.	USD	230.00	Jan 2022	7	700	16,242	(11,590)
CITI	American Tower Corp.	USD	240.00	Jan 2022	7	700	13,339	(9,180)
CITI	American Tower Corp.	USD	250.00	Jan 2022	7	700	10,645	(7,215)
CSFB	Bank of America Corp.	USD	30.00	Jan 2022	858	85,800	180,180	(580,993)
SFG	Bank of America Corp.	USD	30.00	Jan 2022	1,419	141,900	364,682	(960,877)
CSFB	Bank of America Corp.	USD	32.00	Jan 2022	435	43,500	106,662	(242,292)
CSFB	Bank of America Corp.	USD	35.00	Jan 2022	869	86,900	136,085	(354,531)
RBC	Bank of America Corp.	USD	37.00	Jan 2022	645	64,500	179,742	(211,652)
JPM	Cisco Systems, Inc.	USD	45.00	Jan 2022	161	16,100	75,187	(69,581)
JPM	Cisco Systems, Inc.	USD	45.00	Jan 2022	86	8,600	39,302	(37,167)
JPM	Cisco Systems, Inc.	USD	45.00	Jan 2022	87	8,700	37,149	(37,599)
JPM	Cisco Systems, Inc.	USD	47.50	Jan 2022	161	16,100	57,477	(52,766)
JPM	Cisco Systems, Inc.	USD	47.50	Jan 2022	86	8,600	29,842	(28,185)
JPM	Cisco Systems, Inc.	USD	47.50	Jan 2022	87	8,700	28,449	(28,513)
JPM	Cisco Systems, Inc.	USD	50.00	Jan 2022	162	16,200	43,254	(39,802)
JPM	Cisco Systems, Inc.	USD	50.00	Jan 2022	86	8,600	22,532	(21,129)
JPM	Cisco Systems, Inc.	USD	50.00	Jan 2022	87	8,700	21,054	(21,375)
JPM	CME Group, Inc.	USD	220.00	Jan 2022	64	6,400	70,296	(86,255)
JPM	CME Group, Inc.	USD	230.00	Jan 2022	64	6,400	54,282	(66,788)
CSFB	Danaher Corp.	USD	250.00	Jan 2022	135	13,500	257,445	(186,493)
CSFB	Danaher Corp.	USD	270.00	Jan 2022	14	1,400	22,698	(12,127)
CSFB	Danaher Corp.	USD	280.00	Jan 2022	14	1,400	18,481	(9,475)
CITI	Exelon Corp.	USD	40.00	Jan 2022	54	5,400	26,028	(15,974)
CITI	Exelon Corp.	USD	40.00	Jan 2022	15	1,500	6,277	(4,437)
CITI	Exelon Corp.	USD	43.00	Jan 2022	54	5,400	17,928	(10,375)
CITI	Exelon Corp.	USD	43.00	Jan 2022	15	1,500	4,260	(2,882)
CITI	Exelon Corp.	USD	45.00	Jan 2022	54	5,400	13,446	(7,637)
CITI	Exelon Corp.	USD	45.00	Jan 2022	15	1,500	3,120	(2,121)
CITI	Exelon Corp.	USD	47.00	Jan 2022	323	32,300	54,949	(33,282)
JPM	Facebook, Inc., Class A	USD	380.00	Jan 2022	3	300	5,817	(1,971)
JPM	Facebook, Inc., Class A	USD	400.00	Jan 2022	170	17,000	365,959	(84,228)
JPM	General Electric Company	USD	12.00	Jan 2022	539	53,900	82,321	(122,749)
JPM	General Electric Company	USD	12.00	Jan 2022	539	53,900	87,544	(122,749)
JPM	General Electric Company	USD	15.00	Jan 2022	539	53,900	44,834	(66,415)
JPM	General Electric Company	USD	15.00	Jan 2022	539	53,900	45,292	(66,415)
SFG	General Electric Company	USD	15.00	Jan 2022	2,150	215,000	234,350	(264,919)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2022	27	2,700	27,749	(47,386)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2022	13	1,300	12,761	(22,815)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2022	16	1,600	16,049	(28,080)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	27	2,700	23,346	(41,904)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	13	1,300	10,686	(20,176)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	16	1,600	13,428	(24,832)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	44	4,400	65,167	(65,167)
CITI	Hilton Worldwide Holdings, Inc.	USD	135.00	Jan 2022	44	4,400	57,627	(57,627)
GSI	Hilton Worldwide Holdings, Inc.	USD	135.00	Jan 2022	129	12,900	180,975	(176,665)
GSI	Hilton Worldwide Holdings, Inc.	USD	140.00	Jan 2022	129	12,900	155,872	(155,592)
CSFB	Humana, Inc.	USD	480.00	Jan 2022	8	800	24,070	(10,721)
CSFB	Humana, Inc.	USD	500.00	Jan 2022	8	800	18,896	(7,984)
JPM	Huntington Bancshares, Inc.	USD	17.00	Jan 2022	164	16,400	16,892	(16,892)
JPM	Intercontinental Exchange, Inc.	USD	130.00	Jan 2022	54	5,400	32,895	(21,170)
JPM	Intercontinental Exchange, Inc.	USD	135.00	Jan 2022	54	5,400	24,616	(15,650)
SFG	Keurig Dr. Pepper, Inc.	USD	32.00	Dec 2021	328	32,800	71,504	(71,504)
JPM	Lockheed Martin Corp.	USD	340.00	Jan 2022	30	3,000	94,110	(78,406)
JPM	Lockheed Martin Corp.	USD	360.00	Jan 2022	30	3,000	68,610	(56,410)
JPM	Lockheed Martin Corp.	USD	375.00	Jan 2022	30	3,000	53,310	(43,545)
The accompanying notes are an integral part of the financial statements.	13

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

Options on securities	(continued)
Counterparty (OTC)/
Exchange-			Exercise	Expiration	Number of	Notional
traded	Name of issuer	Currency	price	date	contracts	amount	Premium	Value
Calls (continued)
CSFB	Marriott International, Inc., Class A	USD	145.00	Jan 2022	50	5,000	$ 61,467	$ (126,246)
CSFB	Marriott International, Inc., Class A	USD	145.00	Jan 2022	6	600	7,128	(15,150)
CSFB	Marriott International, Inc., Class A	USD	145.00	Jan 2022	30	3,000	38,225	(75,748)
CSFB	Marriott International, Inc., Class A	USD	150.00	Jan 2022	50	5,000	53,935	(114,921)
CSFB	Marriott International, Inc., Class A	USD	150.00	Jan 2022	6	600	6,290	(13,790)
CSFB	Marriott International, Inc., Class A	USD	150.00	Jan 2022	30	3,000	33,586	(68,952)
CSFB	Marriott International, Inc., Class A	USD	165.00	Jan 2022	33	3,300	55,888	(55,888)
CSFB	Marriott International, Inc., Class A	USD	170.00	Jan 2022	33	3,300	50,521	(50,521)
CITI	McDonald's Corp.	USD	210.00	Jan 2022	26	2,600	49,374	(42,099)
RBC	McDonald's Corp.	USD	210.00	Jan 2022	22	2,200	39,974	(35,622)
CITI	McDonald's Corp.	USD	220.00	Jan 2022	27	2,700	38,529	(32,527)
RBC	McDonald's Corp.	USD	220.00	Jan 2022	21	2,100	29,127	(25,299)
CITI	McDonald's Corp.	USD	230.00	Jan 2022	27	2,700	28,539	(23,637)
RBC	McDonald's Corp.	USD	230.00	Jan 2022	21	2,100	21,462	(18,385)
CSFB	Medtronic PLC	USD	115.00	Jan 2022	43	4,300	52,116	(53,670)
CSFB	Medtronic PLC	USD	125.00	Jan 2022	43	4,300	32,121	(34,345)
CSFB	Medtronic PLC	USD	130.00	Jan 2022	44	4,400	24,508	(27,542)
SFG	Microsoft Corp.	USD	250.00	Jan 2022	71	7,100	92,797	(139,593)
SFG	Microsoft Corp.	USD	255.00	Jan 2022	71	7,100	83,567	(126,646)
SFG	Microsoft Corp.	USD	260.00	Jan 2022	71	7,100	75,047	(114,737)
SFG	Microsoft Corp.	USD	265.00	Jan 2022	55	5,500	81,510	(80,425)
SFG	Microsoft Corp.	USD	270.00	Jan 2022	55	5,500	72,985	(72,698)
SFG	Microsoft Corp.	USD	275.00	Jan 2022	56	5,600	68,152	(66,854)
CITI	Microsoft Corp.	USD	280.00	Jan 2022	221	22,100	453,492	(238,146)
CITI	Mondelez International, Inc., Class A	USD	57.50	Jan 2022	89	8,900	42,008	(22,539)
CITI	Mondelez International, Inc., Class A	USD	60.00	Jan 2022	88	8,800	30,976	(15,916)
CITI	Mondelez International, Inc., Class A	USD	62.50	Jan 2022	88	8,800	17,336	(11,215)
CSFB	Northrop Grumman Corp.	USD	300.00	Jan 2022	16	1,600	44,272	(38,988)
CSFB	Northrop Grumman Corp.	USD	300.00	Jan 2022	18	1,800	48,546	(43,862)
CSFB	Northrop Grumman Corp.	USD	315.00	Jan 2022	16	1,600	32,912	(29,100)
CSFB	Northrop Grumman Corp.	USD	315.00	Jan 2022	19	1,900	41,173	(34,556)
CSFB	Northrop Grumman Corp.	USD	325.00	Jan 2022	16	1,600	28,112	(23,606)
CSFB	Northrop Grumman Corp.	USD	325.00	Jan 2022	18	1,800	32,706	(26,557)
JPM	NXP Semiconductors NV	USD	195.00	Jan 2022	27	2,700	47,606	(64,519)
JPM	NXP Semiconductors NV	USD	195.00	Jan 2022	27	2,700	52,314	(64,519)
JPM	NXP Semiconductors NV	USD	200.00	Jan 2022	27	2,700	44,441	(59,289)
JPM	NXP Semiconductors NV	USD	200.00	Jan 2022	27	2,700	47,232	(59,289)
JPM	NXP Semiconductors NV	USD	210.00	Jan 2022	27	2,700	37,817	(49,799)
JPM	NXP Semiconductors NV	USD	210.00	Jan 2022	27	2,700	40,310	(49,799)
SFG	PepsiCo, Inc.	USD	140.00	Jan 2022	43	4,300	48,891	(23,303)
SFG	PepsiCo, Inc.	USD	140.00	Jan 2022	48	4,800	52,176	(26,013)
SFG	PepsiCo, Inc.	USD	145.00	Jan 2022	43	4,300	39,216	(17,314)
SFG	PepsiCo, Inc.	USD	145.00	Jan 2022	48	4,800	41,136	(19,328)
SFG	PepsiCo, Inc.	USD	155.00	Jan 2022	43	4,300	23,306	(9,173)
SFG	PepsiCo, Inc.	USD	155.00	Jan 2022	47	4,700	23,594	(10,027)
GSI	Roper Technologies, Inc.	USD	420.00	May 2021	27	2,700	42,309	(16,883)
GSI	Roper Technologies, Inc.	USD	440.00	May 2021	33	3,300	28,941	(10,002)
JPM	Roper Technologies, Inc.	USD	480.00	Aug 2021	43	4,300	52,890	(13,170)
CSFB	Ross Stores, Inc.	USD	130.00	Jan 2022	22	2,200	22,524	(22,524)
BOA	Ross Stores, Inc.	USD	135.00	Jan 2022	10	1,000	10,440	(9,488)
CSFB	Ross Stores, Inc.	USD	135.00	Jan 2022	22	2,200	20,530	(20,530)
BOA	Ross Stores, Inc.	USD	140.00	Jan 2022	10	1,000	8,654	(8,120)
JPM	Teledyne Technologies, Inc.	USD	410.00	Sep 2021	5	500	10,970	(10,970)
JPM	Teledyne Technologies, Inc.	USD	420.00	Sep 2021	5	500	9,426	(9,426)
CSFB	The Coca-Cola Company	USD	50.00	Jan 2022	129	12,900	53,060	(41,777)
CSFB	The Coca-Cola Company	USD	50.00	Jan 2022	176	17,600	54,912	(56,999)
CSFB	The Coca-Cola Company	USD	52.50	Jan 2022	129	12,900	38,767	(30,196)
CSFB	The Coca-Cola Company	USD	52.50	Jan 2022	176	17,600	39,072	(41,197)
CSFB	The Coca-Cola Company	USD	55.00	Jan 2022	129	12,900	27,591	(21,618)
CSFB	The Coca-Cola Company	USD	55.00	Jan 2022	176	17,600	27,632	(29,495)
CITI	The PNC Financial Services Group, Inc.	USD	175.00	Jan 2022	43	4,300	51,300	(67,151)
CITI	The PNC Financial Services Group, Inc.	USD	180.00	Jan 2022	43	4,300	43,851	(58,575)
CITI	The PNC Financial Services Group, Inc.	USD	180.00	Jan 2022	46	4,600	60,551	(62,662)
CITI	The PNC Financial Services Group, Inc.	USD	185.00	Jan 2022	43	4,300	37,477	(50,877)
The accompanying notes are an integral part of the financial statements.	14

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

Options on securities (continued)

Counterparty (OTC)/

Exchange-			Exercise	Expiration	Number of	Notional
traded	Name of issuer	Currency	price	date	contracts	amount	Premium	Value
Calls (continued)
CITI	The PNC Financial Services Group, Inc.	USD	185.00	Jan 2022	46	4,600	$52,304	$(54,427)
CITI	The PNC Financial Services Group, Inc.	USD	190.00	Jan 2022	46	4,600	44,989	(47,097)
CITI	The PNC Financial Services Group, Inc.	USD	195.00	Jan 2022	65	6,500	59,292	(59,292)
CITI	The PNC Financial Services Group, Inc.	USD	200.00	Jan 2022	65	6,500	49,569	(49,569)
CITI	Thermo Fisher Scientific, Inc.	USD	580.00	Jan 2022	9	900	24,367	(11,659)
CITI	Thermo Fisher Scientific, Inc.	USD	580.00	Jan 2022	17	1,700	48,213	(22,022)
CITI	Thermo Fisher Scientific, Inc.	USD	600.00	Jan 2022	9	900	20,136	(9,370)
CITI	Thermo Fisher Scientific, Inc.	USD	600.00	Jan 2022	17	1,700	39,900	(17,699)
CITI	UnitedHealth Group, Inc.	USD	400.00	Jan 2022	21	2,100	50,565	(31,108)
CITI	UnitedHealth Group, Inc.	USD	410.00	Jan 2022	21	2,100	41,722	(26,544)
CITI	UnitedHealth Group, Inc.	USD	420.00	Jan 2022	21	2,100	38,214	(22,572)
JPM	Visa, Inc., Class A	USD	220.00	Jan 2022	63	6,300	88,326	(124,929)
CSFB	Visa, Inc., Class A	USD	225.00	Jan 2022	74	7,400	98,800	(131,484)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	23	2,300	27,416	(40,867)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	23	2,300	30,981	(40,867)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	47	4,700	61,230	(83,510)
JPM	Visa, Inc., Class A	USD	225.00	Jan 2022	63	6,300	77,616	(111,939)
CSFB	Visa, Inc., Class A	USD	230.00	Jan 2022	74	7,400	87,382	(117,500)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	23	2,300	23,506	(36,520)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	23	2,300	26,956	(36,520)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	47	4,700	54,779	(74,628)
JPM	Visa, Inc., Class A	USD	230.00	Jan 2022	63	6,300	67,851	(100,033)
CSFB	Visa, Inc., Class A	USD	235.00	Jan 2022	74	7,400	75,366	(104,740)
CSFB	Visa, Inc., Class A	USD	240.00	Jan 2022	44	4,400	55,185	(55,185)
CSFB	Visa, Inc., Class A	USD	245.00	Jan 2022	44	4,400	48,545	(48,545)
CITI	Visa, Inc., Class A	USD	250.00	Jan 2022	144	14,400	122,943	(142,476)
GSI	Visa, Inc., Class A	USD	250.00	Jan 2022	45	4,500	54,990	(44,524)
GSI	Visa, Inc., Class A	USD	260.00	Jan 2022	45	4,500	42,165	(34,755)
GSI	Visa, Inc., Class A	USD	270.00	Jan 2022	45	4,500	32,040	(26,988)
CSFB	Waste Management, Inc.	USD	115.00	Jan 2022	22	2,200	17,644	(15,452)
CSFB	Waste Management, Inc.	USD	115.00	Jan 2022	22	2,200	17,754	(15,452)
CSFB	Waste Management, Inc.	USD	120.00	Jan 2022	22	2,200	16,434	(11,522)
CSFB	Waste Management, Inc.	USD	120.00	Jan 2022	22	2,200	15,994	(11,522)
CSFB	Waste Management, Inc.	USD	130.00	Jan 2022	22	2,200	9,174	(6,080)
CSFB	Waste Management, Inc.	USD	130.00	Jan 2022	22	2,200	8,294	(6,080)
JPM	Yum! Brands, Inc.	USD	105.00	Jan 2022	24	2,400	26,928	(22,241)
JPM	Yum! Brands, Inc.	USD	110.00	Jan 2022	24	2,400	21,288	(17,001)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	75	7,500	32,128	(29,451)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	46	4,600	21,022	(18,063)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	19	1,900	8,683	(7,461)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	67	6,700	31,959	(26,309)
JPM	Yum! Brands, Inc.	USD	125.00	Jan 2022	86	8,600	27,692	(24,643)
							$11,399,430	$(13,573,371)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CSFB	Credit Suisse First Boston International
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
RBC	Royal Bank of Canada
SFG	Susquehanna Financial Group, LLLP

See Notes to financial statements regarding investment transactions and other derivatives information.

The accompanying notes are an integral part of the financial statements.	15

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS –
59.3%
U.S. Government – 32.9%
U.S. Treasury Bonds
1.125%, 05/15/2040 to 08/15/2040	$97,727,000	$83,750,970
1.250%, 05/15/2050	9,066,000	7,321,503
1.375%, 11/15/2040 to 08/15/2050	69,007,000	60,850,348
1.625%, 11/15/2050	29,281,000	26,037,214
1.875%, 02/15/2041 to 02/15/2051	38,942,000	37,457,878
2.500%, 02/15/2045	14,020,000	15,083,001
U.S. Treasury Notes
0.125%, 05/31/2022 to 02/15/2024	367,695,000	367,129,681
0.250%, 09/30/2025	15,683,000	15,403,647
0.375%, 11/30/2025 to 01/31/2026	93,522,000	92,108,966
0.500%, 02/28/2026 to 08/31/2027	73,971,000	72,776,482
0.750%, 01/31/2028	6,675,000	6,517,512
1.125%, 02/29/2028 to 02/15/2031	67,833,000	66,925,827
1.375%, 05/31/2021 to 01/31/2025	57,310,000	57,769,644
1.500%, 11/30/2024	17,540,000	18,221,731
1.750%, 11/30/2021	2,362,000	2,391,802
2.000%, 02/15/2023	8,684,000	8,998,795
2.125%, 05/15/2022	626,000	641,259
2.250%, 04/30/2021	12,711,000	12,756,699
3.125%, 05/15/2021	11,840,000	11,914,416
		964,057,375
U.S. Government Agency – 26.4%
Federal Home Loan Mortgage Corp.
1.500%, 03/01/2031	27,162,000	27,772,702
2.000%, 01/01/2036	3,408,338	3,528,480
3.000%, 02/01/2050	473,304	501,532
3.500%, 04/01/2049 to 11/01/2049	8,944,315	9,607,120
4.000%, 01/01/2035 to 07/01/2049	32,569,679	35,779,452
4.500%, 06/01/2039 to 08/01/2049	13,108,081	14,662,598
5.000%, 05/01/2048 to 03/01/2049	8,579,012	9,786,986
Federal National Mortgage Association
1.500%, TBA (A)	25,000,000	25,320,220
2.000%, TBA (A)	142,600,000	144,711,547
2.000%, 01/01/2036 to 02/01/2036	16,726,578	17,316,183
2.500%, TBA (A)	49,200,000	50,935,624
2.500%, 12/01/2035 to 10/01/2050	46,221,541	48,577,293
2.691%, (12 month LIBOR +
1.586%), 01/01/2046 (B)	5,616,230	5,836,835
2.764%, (12 month LIBOR +
1.579%), 06/01/2045 (B)	1,578,807	1,635,461
3.000%, 01/01/2043 to 02/01/2050	3,495,478	3,749,273
3.500%, 06/01/2049 to 11/01/2049	8,675,627	9,266,614
4.000%, 09/01/2033 to 12/01/2049	35,319,365	39,282,986
4.500%, 05/01/2034 to 01/01/2059	56,342,439	63,681,691
5.000%, 07/01/2044 to 11/01/2049	49,561,885	56,769,110
5.500%, 12/01/2048 to 06/01/2049	8,896,557	10,242,839
Government National
Mortgage Association
2.000%, TBA (A)	47,300,000	47,898,292
2.500%, TBA (A)	43,700,000	45,361,265
2.500%, 01/20/2051	22,726,417	23,647,289
3.500%, 01/20/2048	1,456,317	1,599,998
4.000%, 06/20/2047 to 07/20/2049	35,833,609	38,923,989
4.500%, 08/15/2047 to 05/20/2049	9,253,286	10,171,336
5.000%, 12/20/2039 to 03/20/2049	23,597,034	26,002,433
		772,569,148
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $1,747,954,449)		$1,736,626,523
FOREIGN GOVERNMENT OBLIGATIONS – 1.4%
Chile – 0.2%
Republic of Chile
2.550%, 01/27/2032	2,596,000	2,627,645

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Chile (continued)
Republic of Chile (continued)
3.100%, 01/22/2061	$1,847,000	$1,689,211
		4,316,856
Colombia – 0.2%
Republic of Colombia
3.125%, 04/15/2031	3,208,000	3,191,960
3.875%, 02/15/2061	3,357,000	3,021,300
		6,213,260
Japan – 0.1%
Japan Bank for International Cooperation
1.750%, 10/17/2024	2,470,000	2,568,373
Mexico – 0.5%
Government of Mexico
2.659%, 05/24/2031	5,426,000	5,226,649
3.750%, 04/19/2071	2,615,000	2,255,438
4.350%, 01/15/2047	1,006,000	994,934
4.500%, 04/22/2029	4,019,000	4,505,339
4.600%, 02/10/2048	970,000	993,047
4.750%, 03/08/2044	1,194,000	1,262,667
		15,238,074
Paraguay – 0.1%
Republic of Paraguay
2.739%, 01/29/2033 (C)	1,211,000	1,159,533
5.400%, 03/30/2050 (C)	1,882,000	2,165,260
		3,324,793
Peru – 0.1%
Republic of Peru
2.392%, 01/23/2026	2,416,000	2,511,432
3.230%, 07/28/2121	13,000	10,693
		2,522,125
Philippines – 0.0%
Republic of the Philippines
2.650%, 12/10/2045	739,000	665,196
United Arab Emirates – 0.2%
Government of Abu Dhabi
2.500%, 04/16/2025 (C)	5,150,000	5,451,821
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $40,930,386)		$40,300,498
CORPORATE BONDS – 29.0%
Communication services – 2.2%
Activision Blizzard, Inc.
2.500%, 09/15/2050	1,113,000	981,227
AT&T, Inc.
2.250%, 02/01/2032	2,132,000	2,047,027
2.750%, 06/01/2031	811,000	823,093
3.000%, 06/30/2022	2,223,000	2,291,202
3.100%, 02/01/2043	455,000	427,154
3.500%, 06/01/2041	961,000	965,579
3.500%, 09/15/2053 (C)	2,142,000	1,964,907
3.550%, 09/15/2055 (C)	1,615,000	1,482,797
3.650%, 09/15/2059 (C)	1,323,000	1,219,809
3.800%, 12/01/2057 (C)	1,723,000	1,638,090
3.850%, 06/01/2060	516,000	492,058
Charter Communications Operating LLC
3.500%, 06/01/2041 (A)	1,899,000	1,836,347
3.900%, 06/01/2052 (A)	1,266,000	1,238,952
4.464%, 07/23/2022	860,000	899,885
4.800%, 03/01/2050	1,750,000	1,924,444
Comcast Corp.
1.500%, 02/15/2031	3,228,000	3,054,195
1.950%, 01/15/2031	1,286,000	1,266,120
3.750%, 04/01/2040	2,200,000	2,483,282
The accompanying notes are an integral part of the financial statements.	16

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)			Core Bond Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
CORPORATE BONDS (continued)			CORPORATE BONDS (continued)
Communication services (continued)			Consumer discretionary (continued)
Comcast Corp. (continued)			Nissan Motor Company, Ltd. (continued)
3.950%, 10/15/2025	$639,000	$719,564	4.810%, 09/17/2030 (C)	$619,000	$690,844
4.150%, 10/15/2028	1,093,000	1,271,291	O'Reilly Automotive, Inc.
4.600%, 10/15/2038	2,209,000	2,751,669	1.750%, 03/15/2031	913,000	872,676
Electronic Arts, Inc.			Starbucks Corp.
1.850%, 02/15/2031	1,980,000	1,932,065	1.300%, 05/07/2022	1,145,000	1,157,715
Telefonica Emisiones SA			2.550%, 11/15/2030	998,000	1,034,653
5.520%, 03/01/2049	1,044,000	1,327,312	3.350%, 03/12/2050	915,000	920,367
The Walt Disney Company			3.500%, 11/15/2050	1,984,000	2,070,934
3.500%, 05/13/2040	1,099,000	1,200,354	The Home Depot, Inc.
3.600%, 01/13/2051	984,000	1,072,614	2.375%, 03/15/2051	1,148,000	1,022,993
T-Mobile USA, Inc.			2.700%, 04/15/2030	1,116,000	1,191,303
1.500%, 02/15/2026 (C)	2,402,000	2,394,035	2.950%, 06/15/2029	511,000	555,535
2.050%, 02/15/2028 (C)	5,829,000	5,772,867	3.125%, 12/15/2049	2,563,000	2,623,554
3.000%, 02/15/2041 (C)	419,000	392,909	3.300%, 04/15/2040	373,000	404,049
3.500%, 04/15/2025 (C)	1,369,000	1,480,204	3.350%, 04/15/2050	1,842,000	1,962,847
3.750%, 04/15/2027 (C)	2,977,000	3,279,225	The Leland Stanford Junior University
Verizon Communications, Inc.			1.289%, 06/01/2027	192,000	194,553
2.650%, 11/20/2040	3,776,000	3,528,705	The Trustees of the University of
2.875%, 11/20/2050	918,000	834,118	Pennsylvania
3.500%, 11/01/2024	1,821,000	1,991,259	3.610%, 02/15/2119	954,000	1,023,427
4.016%, 12/03/2029	526,000	602,881	Yale University
4.272%, 01/15/2036	386,000	449,310	0.873%, 04/15/2025	1,608,000	1,617,713
4.400%, 11/01/2034	1,883,000	2,233,780	1.482%, 04/15/2030	1,378,000	1,356,618
4.522%, 09/15/2048	717,000	844,498			49,118,463
ViacomCBS, Inc.			Consumer staples – 1.6%
4.200%, 05/19/2032	566,000	651,099
			Altria Group, Inc.
4.375%, 03/15/2043	267,000	301,912
			2.350%, 05/06/2025	391,000	408,621
4.600%, 01/15/2045	171,000	197,305
			2.450%, 02/04/2032	1,060,000	1,029,151
5.850%, 09/01/2043	630,000	835,768
			3.400%, 02/04/2041	2,908,000	2,728,970
Vodafone Group PLC
			3.875%, 09/16/2046	1,867,000	1,821,387
4.250%, 09/17/2050	1,245,000	1,396,272
			4.000%, 02/04/2061	1,199,000	1,124,590
		64,497,184
Consumer discretionary – 1.7%			Anheuser-Busch Companies LLC
			4.700%, 02/01/2036	2,545,000	3,055,442
Advance Auto Parts, Inc.			4.900%, 02/01/2046	1,429,000	1,718,780
3.900%, 04/15/2030	548,000	610,156	Anheuser-Busch InBev Worldwide, Inc.
Amazon.com, Inc.			3.750%, 07/15/2042	822,000	871,381
2.500%, 06/03/2050	1,053,000	973,462	4.150%, 01/23/2025	1,897,000	2,117,791
2.700%, 06/03/2060	955,000	881,149	4.375%, 04/15/2038	2,673,000	3,108,861
BorgWarner, Inc.			4.600%, 04/15/2048	2,402,000	2,786,747
2.650%, 07/01/2027	2,003,000	2,121,722	BAT Capital Corp.
General Motors Company			2.259%, 03/25/2028	1,066,000	1,066,167
5.400%, 04/01/2048	1,409,000	1,726,084	2.726%, 03/25/2031	2,950,000	2,919,582
General Motors Financial Company, Inc.			3.557%, 08/15/2027	1,798,000	1,952,648
1.700%, 08/18/2023	2,977,000	3,044,239	4.700%, 04/02/2027	967,000	1,107,529
2.700%, 08/20/2027	1,821,000	1,891,014	4.906%, 04/02/2030	492,000	571,507
2.750%, 06/20/2025	892,000	938,746	BAT International Finance PLC
Hyundai Capital America			1.668%, 03/25/2026	3,022,000	3,029,408
0.800%, 01/08/2024 (C)	2,848,000	2,829,749	Bunge, Ltd. Finance Corp.
1.250%, 09/18/2023 (C)	1,401,000	1,415,954	1.630%, 08/17/2025	2,393,000	2,421,171
1.300%, 01/08/2026 (C)	2,797,000	2,767,283	3.250%, 08/15/2026	2,430,000	2,629,827
1.800%, 10/15/2025 (C)	2,352,000	2,375,331	3.750%, 09/25/2027	1,681,000	1,879,640
2.375%, 10/15/2027 (C)	1,401,000	1,436,793	Costco Wholesale Corp.
Marriott International, Inc.			1.600%, 04/20/2030	6,099,000	5,962,736
4.625%, 06/15/2030	354,000	403,164	Keurig Dr. Pepper, Inc.
5.750%, 05/01/2025	1,663,000	1,920,212	3.800%, 05/01/2050	938,000	1,023,271
McDonald's Corp.			Walmart, Inc.
1.450%, 09/01/2025	698,000	710,937	3.050%, 07/08/2026	846,000	931,631
2.125%, 03/01/2030	258,000	259,872	4.050%, 06/29/2048	19,000	23,261
3.700%, 01/30/2026	1,378,000	1,538,623			46,290,099
NIKE, Inc.			Energy – 2.9%
3.375%, 03/27/2050	276,000	302,153
			Aker BP ASA
Nissan Motor Company, Ltd.
			2.875%, 01/15/2026 (C)	2,493,000	2,584,969
3.522%, 09/17/2025 (C)	803,000	855,148
			4.000%, 01/15/2031 (C)	1,208,000	1,289,405
4.345%, 09/17/2027 (C)	1,280,000	1,416,891

The accompanying notes are an integral part of the financial statements.	17

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
BP Capital Markets America, Inc.
1.749%, 08/10/2030	$1,837,000	$1,772,765
2.772%, 11/10/2050	2,205,000	1,949,646
3.194%, 04/06/2025	2,242,000	2,420,561
3.379%, 02/08/2061	764,000	735,116
3.543%, 04/06/2027	2,255,000	2,509,208
Devon Energy Corp.
4.750%, 05/15/2042	480,000	537,958
5.000%, 06/15/2045	478,000	559,017
5.600%, 07/15/2041	727,000	887,031
5.850%, 12/15/2025	3,410,000	3,994,257
Diamondback Energy, Inc.
3.250%, 12/01/2026	2,784,000	2,958,567
3.500%, 12/01/2029	1,654,000	1,738,210
Enable Midstream Partners LP
3.900%, 05/15/2024	254,000	271,715
4.150%, 09/15/2029	1,076,000	1,144,875
4.400%, 03/15/2027	1,127,000	1,232,342
4.950%, 05/15/2028	3,299,000	3,700,777
Enbridge, Inc.
2.500%, 01/15/2025	3,156,000	3,306,105
3.125%, 11/15/2029	1,948,000	2,078,419
Energy Transfer Operating LP
4.050%, 03/15/2025	4,327,000	4,705,169
5.250%, 04/15/2029	736,000	853,558
6.000%, 06/15/2048	368,000	428,686
6.050%, 06/01/2041	419,000	487,197
Enterprise Products Operating LLC
3.700%, 01/31/2051	841,000	849,813
3.950%, 01/31/2060	1,844,000	1,900,561
Equinor ASA
3.250%, 11/18/2049	661,000	672,175
Galaxy Pipeline Assets Bidco, Ltd.
1.750%, 09/30/2027 (C)	2,652,000	2,662,676
2.160%, 03/31/2034 (C)	2,059,000	2,036,010
2.625%, 03/31/2036 (C)	1,251,000	1,228,799
2.940%, 09/30/2040 (C)	1,399,000	1,378,962
Gray Oak Pipeline LLC
2.600%, 10/15/2025 (C)	966,000	987,895
HollyFrontier Corp.
2.625%, 10/01/2023	975,000	1,004,381
Marathon Oil Corp.
3.850%, 06/01/2025	570,000	616,521
4.400%, 07/15/2027	2,384,000	2,695,636
5.200%, 06/01/2045	919,000	1,066,821
Oleoducto Central SA
4.000%, 07/14/2027 (C)	1,041,000	1,114,401
ONEOK Partners LP
6.650%, 10/01/2036	969,000	1,245,946
ONEOK, Inc.
3.100%, 03/15/2030	1,532,000	1,566,855
3.400%, 09/01/2029	603,000	630,841
4.350%, 03/15/2029	649,000	719,571
4.450%, 09/01/2049	719,000	721,937
4.950%, 07/13/2047	178,000	190,641
5.850%, 01/15/2026	228,000	269,907
Petroleos del Peru SA
5.625%, 06/19/2047 (C)	1,296,000	1,428,710
Petroleos Mexicanos
2.378%, 04/15/2025	393,750	408,310
2.460%, 12/15/2025	1,700,500	1,776,812
Pioneer Natural Resources Company
0.750%, 01/15/2024	1,879,000	1,874,110
1.125%, 01/15/2026	1,879,000	1,864,032
1.900%, 08/15/2030	2,412,000	2,319,587

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Plains All American Pipeline LP
3.550%, 12/15/2029	$3,733,000	$3,832,636
4.900%, 02/15/2045	391,000	393,047
The Williams Companies, Inc.
2.600%, 03/15/2031	3,925,000	3,926,430
Total Capital International SA
3.127%, 05/29/2050	1,407,000	1,375,081
Transcontinental Gas Pipe Line
Company LLC
3.950%, 05/15/2050	456,000	485,741
		85,390,398
Financials – 8.2%
Ally Financial, Inc.
5.750%, 11/20/2025	3,220,000	3,690,143
American International Group, Inc.
3.400%, 06/30/2030	2,026,000	2,221,339
4.375%, 06/30/2050	1,200,000	1,441,972
Antares Holdings LP
3.950%, 07/15/2026 (C)	1,898,000	1,933,704
Arch Capital Group, Ltd.
3.635%, 06/30/2050	1,194,000	1,255,695
Athene Global Funding
0.950%, 01/08/2024 (C)	3,246,000	3,252,319
Athene Holding, Ltd.
3.500%, 01/15/2031	681,000	709,530
4.125%, 01/12/2028	1,814,000	2,010,316
Banco Santander SA
2.746%, 05/28/2025	1,800,000	1,907,524
2.749%, 12/03/2030	1,400,000	1,389,521
3.490%, 05/28/2030	800,000	869,755
Bank of America Corp.
3.500%, 04/19/2026	460,000	511,916
Bank of America Corp. (0.981% to
9-25-24, then SOFR + 0.910%)
09/25/2025	4,065,000	4,087,297
Bank of America Corp. (1.197% to
10-24-25, then SOFR + 1.010%)
10/24/2026	6,867,000	6,860,927
Bank of America Corp. (1.319% to
6-19-25, then SOFR + 1.150%)
06/19/2026	4,061,000	4,090,183
Bank of America Corp. (1.898% to
7-23-30, then SOFR + 1.530%)
07/23/2031	4,120,000	3,992,312
Bank of America Corp. (1.922% to
10-24-30, then SOFR + 1.370%)
10/24/2031	1,507,000	1,462,916
Bank of America Corp. (2.015% to
2-13-25, then 3 month LIBOR +
0.640%) 02/13/2026	460,000	475,613
Bank of America Corp. (2.456% to
10-22-24, then 3 month LIBOR +
0.870%) 10/22/2025	2,494,000	2,637,718
Bank of America Corp. (2.496% to
2-13-30, then 3 month LIBOR +
0.990%) 02/13/2031	2,531,000	2,592,732
Bank of America Corp. (2.592% to
4-29-30, then SOFR + 2.150%)
04/29/2031	2,908,000	2,986,710
Bank of America Corp. (3.004% to
12-20-22, then 3 month LIBOR +
0.790%) 12/20/2023	4,782,000	4,997,955
Bank of America Corp. (3.093% to
10-1-24, then 3 month LIBOR +
1.090%) 10/01/2025	3,418,000	3,687,668
The accompanying notes are an integral part of the financial statements.	18

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)			Core Bond Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
CORPORATE BONDS (continued)			CORPORATE BONDS (continued)
Financials (continued)			Financials (continued)
Bank of America Corp. (3.419% to			JPMorgan Chase & Co. (1.764% to
12-20-27, then 3 month LIBOR +			11-19-30, then SOFR + 1.105%)
1.040%) 12/20/2028	$4,575,000	$5,045,817	11/19/2031	$2,756,000	$2,650,359
Barclays PLC (1.007% to 12-10-23, then			JPMorgan Chase & Co. (2.182% to
1 Year CMT + 0.800%) 12/10/2024	3,557,000	3,575,209	6-1-27, then SOFR + 1.890%)
Barclays PLC (3.564% to 9-23-30, then			06/01/2028	2,761,000	2,849,514
5 Year CMT + 2.900%) 09/23/2035	4,996,000	5,097,119	Morgan Stanley
BNP Paribas SA (1.323% to 1-13-26,			3.625%, 01/20/2027	2,435,000	2,731,781
then SOFR + 1.004%) 01/13/2027 (C)	3,238,000	3,207,257	4.000%, 07/23/2025	3,211,000	3,610,390
Brighthouse Financial, Inc.			Morgan Stanley (0.864% to 10-21-24,
4.700%, 06/22/2047	1,679,000	1,774,123	then SOFR + 0.745%) 10/21/2025	3,248,000	3,251,849
CI Financial Corp.			Morgan Stanley (0.985% to 12-10-25,
3.200%, 12/17/2030 (D)	1,275,000	1,282,221	then SOFR + 0.720%) 12/10/2026	4,584,000	4,529,377
Citigroup, Inc.			Morgan Stanley (1.794% to 2-13-31,
3.200%, 10/21/2026	1,029,000	1,121,820	then SOFR + 1.034%) 02/13/2032	5,521,000	5,297,938
Credit Suisse Group AG (1.305% to			Morgan Stanley (2.188% to 4-28-25,
2-2-26, then SOFR + 0.980%)			then SOFR + 1.990%) 04/28/2026	460,000	478,998
02/02/2027 (C)	3,622,000	3,570,441	Morgan Stanley (3.622% to 4-1-30, then
Credit Suisse Group AG (2.193% to			SOFR + 3.120%) 04/01/2031	340,000	378,813
6-5-25, then SOFR + 2.044%)			National Australia Bank, Ltd.
06/05/2026 (C)	3,539,000	3,659,622	2.332%, 08/21/2030 (C)	2,678,000	2,618,967
Credit Suisse Group AG (2.593% to			National Rural Utilities Cooperative
9-11-24, then SOFR + 1.560%)			Finance Corp.
09/11/2025 (C)	608,000	639,539	1.650%, 06/15/2031	1,141,000	1,105,909
Danske Bank A/S (1.171% to 12-8-22,			Nationwide Mutual Insurance Company
then 1 Year CMT + 1.030%)			4.350%, 04/30/2050 (C)	2,947,000	3,227,282
12/08/2023 (C)	3,680,000	3,702,217	NatWest Group PLC (3.073% to
Danske Bank A/S (3.001% to 9-20-21,			5-22-27, then 1 Year CMT + 2.550%)
then 3 month LIBOR + 1.249%)			05/22/2028	1,458,000	1,545,933
09/20/2022 (C)	4,392,000	4,446,939	NatWest Group PLC (3.754% to
Deutsche Bank AG (2.129% to 11-24-25,			11-1-24, then 5 Year CMT + 2.100%)
then SOFR + 1.870%) 11/24/2026	2,685,000	2,715,427	11/01/2029	1,384,000	1,471,046
Deutsche Bank AG (2.222% to 9-18-23,			Nippon Life Insurance Company
then SOFR + 2.159%) 09/18/2024	1,912,000	1,967,566	(2.750% to 1-21-31, then 5 Year CMT
Deutsche Bank AG (3.729% to 1-14-31,			+ 2.653%) 01/21/2051 (C)	2,262,000	2,243,028
then SOFR + 2.757%) 01/14/2032	1,124,000	1,118,260	NTT Finance Corp.
Element Fleet Management Corp.			1.162%, 04/03/2026 (C)	4,555,000	4,534,548
3.850%, 06/15/2025 (C)	1,842,000	1,943,872	Owl Rock Capital Corp.
FS KKR Capital Corp.			3.400%, 07/15/2026	5,343,000	5,504,955
3.400%, 01/15/2026	4,566,000	4,563,424	Santander Holdings USA, Inc.
GE Capital Funding LLC			3.244%, 10/05/2026	2,067,000	2,213,967
3.450%, 05/15/2025 (C)	1,046,000	1,136,322	3.400%, 01/18/2023	662,000	693,318
4.400%, 05/15/2030 (C)	2,109,000	2,420,436	3.450%, 06/02/2025	3,872,000	4,161,968
GE Capital International Funding			4.400%, 07/13/2027	1,039,000	1,166,966
Company			4.500%, 07/17/2025	203,000	226,744
4.418%, 11/15/2035	3,183,000	3,635,109	Santander UK Group Holdings PLC
Golub Capital BDC, Inc.			(1.532% to 8-21-25, then 1 Year CMT
2.500%, 08/24/2026	1,365,000	1,353,885	+ 1.250%) 08/21/2026	5,993,000	6,004,719
3.375%, 04/15/2024	4,630,000	4,824,311	SBL Holdings, Inc.
HSBC Holdings PLC (1.589% to			5.000%, 02/18/2031 (C)	2,556,000	2,539,648
5-24-26, then SOFR + 1.290%)			Societe Generale SA
05/24/2027	5,308,000	5,307,171	3.625%, 03/01/2041 (C)	1,607,000	1,604,986
HSBC Holdings PLC (1.645% to			Societe Generale SA (3.653% to 7-8-30,
4-18-25, then SOFR + 1.538%)			then 5 Year CMT + 3.000%)
04/18/2026	1,928,000	1,949,701	07/08/2035 (C)	1,747,000	1,806,968
HSBC Holdings PLC (2.013% to			Standard Chartered PLC (0.991% to
9-22-27, then SOFR + 1.732%)			1-12-24, then 1 Year CMT + 0.780%)
09/22/2028	3,106,000	3,120,659	01/12/2025 (C)	2,275,000	2,272,493
JPMorgan Chase & Co. (1.040% to			Standard Chartered PLC (1.456% to
2-4-26, then SOFR + 0.695%)			1-14-26, then 1 Year CMT + 1.000%)
02/04/2027	9,012,000	8,887,826	01/14/2027 (C)	1,888,000	1,863,155
JPMorgan Chase & Co. (1.045% to			Svensk Exportkredit AB
11-19-25, then SOFR + 0.800%)			0.750%, 04/06/2023	4,824,000	4,870,379
11/19/2026	5,025,000	4,973,996	The Andrew W. Mellon Foundation
			0.947%, 08/01/2027	1,098,000	1,084,176
The accompanying notes are an integral part of the financial statements.	19

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)			Core Bond Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
CORPORATE BONDS (continued)			CORPORATE BONDS (continued)
Financials (continued)			Health care (continued)
The Goldman Sachs Group, Inc.			Perrigo Finance Unlimited Company
0.481%, 01/27/2023	$5,595,000	$5,596,129	4.900%, 12/15/2044	$737,000	$765,530
Truist Financial Corp. (1.267% to			Pfizer, Inc.
3-2-26, then SOFR + 0.609%)			2.800%, 03/11/2022	865,000	888,056
03/02/2027	548,000	551,171	Regeneron Pharmaceuticals, Inc.
Trust Fibra Uno			1.750%, 09/15/2030	5,269,000	4,996,518
6.390%, 01/15/2050 (C)	1,555,000	1,768,813	2.800%, 09/15/2050	1,113,000	991,894
6.950%, 01/30/2044 (C)	389,000	464,855	Royalty Pharma PLC
UBS Group AG (2.095% to 2-11-31,			0.750%, 09/02/2023 (C)	469,000	470,375
then 1 Year CMT + 1.000%)			1.200%, 09/02/2025 (C)	469,000	466,644
02/11/2032 (C)	3,617,000	3,546,075	3.550%, 09/02/2050 (C)	2,108,000	2,071,386
Westpac Banking Corp. (2.668% to			Shire Acquisitions Investments Ireland
11-15-30, then 5 Year CMT +			DAC
1.750%) 11/15/2035	3,192,000	3,120,114	2.875%, 09/23/2023	1,870,000	1,974,514
		239,693,385	Stryker Corp.	1,925,000	1,933,053
Health care – 2.8%			1.150%, 06/15/2025
			1.950%, 06/15/2030	851,000	841,724
AbbVie, Inc.
			2.900%, 06/15/2050	1,350,000	1,320,473
2.300%, 11/21/2022	2,807,000	2,897,531
			Takeda Pharmaceutical Company, Ltd.
3.200%, 11/21/2029	5,226,000	5,649,902
			2.050%, 03/31/2030	3,344,000	3,289,907
3.750%, 11/14/2023	244,000	264,067
			3.175%, 07/09/2050	2,125,000	2,071,976
4.050%, 11/21/2039	1,044,000	1,198,975
			4.400%, 11/26/2023	1,642,000	1,807,139
4.250%, 11/21/2049	3,224,000	3,722,005
			Thermo Fisher Scientific, Inc.
4.300%, 05/14/2036	653,000	770,006
			2.600%, 10/01/2029	1,259,000	1,322,748
4.400%, 11/06/2042	225,000	268,415
			4.497%, 03/25/2030	3,136,000	3,732,091
4.450%, 05/14/2046	662,000	779,390
			UnitedHealth Group, Inc.
Aetna, Inc.
			2.750%, 05/15/2040	690,000	692,975
3.875%, 08/15/2047	713,000	772,853
			2.900%, 05/15/2050	1,610,000	1,580,245
Anthem, Inc.
			3.500%, 08/15/2039	313,000	346,076
2.250%, 05/15/2030	1,989,000	2,004,152
			3.750%, 10/15/2047	773,000	862,072
Bristol-Myers Squibb Company
			3.875%, 08/15/2059	492,000	558,996
0.750%, 11/13/2025	886,000	881,697
					83,695,023
1.450%, 11/13/2030	3,372,000	3,236,262	Industrials – 2.6%
2.350%, 11/13/2040	722,000	692,325
2.550%, 11/13/2050	2,790,000	2,566,477	Adani International Container Terminal
3.400%, 07/26/2029	1,177,000	1,317,314	Pvt, Ltd.
3.900%, 02/20/2028	1,392,000	1,600,663	3.000%, 02/16/2031 (C)	780,000	764,056
4.250%, 10/26/2049	105,000	127,809	Adani Ports & Special Economic
4.350%, 11/15/2047	432,000	526,244	Zone, Ltd.
Cigna Corp.			3.100%, 02/02/2031 (C)	1,027,000	994,012
3.400%, 09/17/2021	1,980,000	2,014,390	4.200%, 08/04/2027 (C)	1,556,000	1,677,098
3.875%, 10/15/2047	550,000	603,833	AerCap Ireland Capital DAC
CVS Health Corp.			1.750%, 01/30/2026	2,821,000	2,757,929
2.700%, 08/21/2040	1,419,000	1,347,255	3.150%, 02/15/2024	2,288,000	2,402,642
3.000%, 08/15/2026	970,000	1,053,017	3.500%, 01/15/2025	1,505,000	1,592,611
3.700%, 03/09/2023	327,000	347,918	4.875%, 01/16/2024	431,000	470,404
4.780%, 03/25/2038	694,000	845,866	Crowley Conro LLC
Danaher Corp.			4.181%, 08/15/2043	821,922	960,149
2.600%, 10/01/2050	704,000	644,668	CSX Corp.
3.350%, 09/15/2025	901,000	989,924	2.500%, 05/15/2051	2,320,000	2,058,497
DH Europe Finance II Sarl			4.300%, 03/01/2048	115,000	136,184
2.050%, 11/15/2022	1,433,000	1,474,539	4.750%, 11/15/2048	626,000	793,354
2.200%, 11/15/2024	2,467,000	2,599,618	DAE Funding LLC
2.600%, 11/15/2029	1,828,000	1,910,058	2.625%, 03/20/2025 (C)	2,253,000	2,281,613
3.400%, 11/15/2049	17,000	18,067	3.375%, 03/20/2028 (C)	2,662,000	2,694,476
Gilead Sciences, Inc.			Delta Air Lines, Inc.
1.200%, 10/01/2027	1,461,000	1,434,927	4.500%, 10/20/2025 (C)	3,652,000	3,900,536
1.650%, 10/01/2030	1,461,000	1,404,837	4.750%, 10/20/2028 (C)	2,191,000	2,432,964
2.600%, 10/01/2040	1,557,000	1,475,117	General Electric Company
2.800%, 10/01/2050	1,116,000	1,030,368	3.450%, 05/01/2027	2,683,000	2,946,735
4.000%, 09/01/2036	790,000	910,860	4.350%, 05/01/2050	722,000	802,959
HCA, Inc.			5.875%, 01/14/2038	152,000	199,537
5.125%, 06/15/2039	497,000	613,700	Highwoods Realty LP
Merck & Company, Inc.			2.600%, 02/01/2031	796,000	787,744
3.700%, 02/10/2045	626,000	715,582	Hutama Karya Persero PT
			3.750%, 05/11/2030 (C)	481,000	516,477
The accompanying notes are an integral part of the financial statements.	20

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)			Core Bond Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
CORPORATE BONDS (continued)			CORPORATE BONDS (continued)
Industrials (continued)			Information technology (continued)
John Deere Capital Corp.			Intel Corp.
0.550%, 07/05/2022	$2,756,000	$2,768,446	3.100%, 02/15/2060	$907,000	$899,156
1.200%, 04/06/2023	2,122,000	2,160,941	3.250%, 11/15/2049	1,946,000	2,011,958
Northrop Grumman Corp.			4.600%, 03/25/2040	45,000	56,632
2.550%, 10/15/2022	2,843,000	2,936,906	KLA Corp.
2.930%, 01/15/2025	129,000	137,838	3.300%, 03/01/2050	1,223,000	1,254,442
3.250%, 08/01/2023 to 01/15/2028	4,248,000	4,563,615	Micron Technology, Inc.
4.030%, 10/15/2047	932,000	1,062,786	2.497%, 04/24/2023	1,972,000	2,054,154
5.150%, 05/01/2040	1,401,000	1,823,478	Microsoft Corp.
Raytheon Technologies Corp.			2.675%, 06/01/2060	222,000	207,953
3.650%, 08/16/2023	181,000	193,761	4.100%, 02/06/2037	909,000	1,125,031
3.950%, 08/16/2025	1,295,000	1,452,682	NVIDIA Corp.
4.450%, 11/16/2038	1,203,000	1,448,174	3.500%, 04/01/2050	2,557,000	2,774,554
Southwest Airlines Company			NXP BV
4.750%, 05/04/2023	1,929,000	2,098,763	3.150%, 05/01/2027 (C)	1,548,000	1,674,151
5.125%, 06/15/2027	2,885,000	3,380,230	3.875%, 06/18/2026 (C)	2,805,000	3,124,902
The Boeing Company			Oracle Corp.
2.196%, 02/04/2026	5,950,000	5,962,392	2.625%, 02/15/2023	1,191,000	1,242,962
3.250%, 02/01/2028	2,840,000	2,980,718	2.800%, 04/01/2027	2,747,000	2,954,576
3.625%, 02/01/2031	2,431,000	2,570,228	2.950%, 11/15/2024	639,000	689,580
3.750%, 02/01/2050	1,021,000	995,349	3.600%, 04/01/2040	281,000	304,230
5.805%, 05/01/2050	607,000	783,000	3.800%, 11/15/2037	368,000	413,751
Union Pacific Corp.			4.000%, 11/15/2047	1,384,000	1,536,397
2.150%, 02/05/2027	1,424,000	1,493,670	PayPal Holdings, Inc.
2.400%, 02/05/2030	1,764,000	1,824,145	1.650%, 06/01/2025	3,482,000	3,575,038
2.950%, 03/01/2022	1,599,000	1,642,686			69,954,958
2.973%, 09/16/2062 (C)	1,373,000	1,277,448	Materials – 0.8%
3.150%, 03/01/2024	763,000	818,735
			LYB International Finance III LLC
3.250%, 02/05/2050	944,000	974,740
			3.375%, 10/01/2040	2,692,000	2,744,355
3.750%, 02/05/2070	285,000	308,041
			3.625%, 04/01/2051	2,179,000	2,205,711
		76,828,749
Information technology – 2.4%			Newmont Corp.
			2.250%, 10/01/2030	5,668,000	5,650,318
Apple, Inc.			Nucor Corp.
0.700%, 02/08/2026	3,153,000	3,115,140	2.700%, 06/01/2030	1,030,000	1,083,053
1.200%, 02/08/2028	2,252,000	2,204,882	Reliance Steel & Aluminum Company
1.650%, 02/08/2031	2,252,000	2,198,939	2.150%, 08/15/2030	2,979,000	2,926,892
2.375%, 02/08/2041	901,000	850,931	Teck Resources, Ltd.
2.550%, 08/20/2060	2,108,000	1,864,098	5.200%, 03/01/2042	1,083,000	1,248,616
2.650%, 05/11/2050 to 02/08/2051	4,471,000	4,181,994	6.125%, 10/01/2035	428,000	547,465
2.800%, 02/08/2061	901,000	837,002	6.250%, 07/15/2041	646,000	844,113
4.250%, 02/09/2047	649,000	793,719	The Dow Chemical Company
Broadcom Corp.			2.100%, 11/15/2030	2,761,000	2,724,585
3.875%, 01/15/2027	1,438,000	1,576,591	3.600%, 11/15/2050 (D)	1,708,000	1,762,856
Broadcom, Inc.			4.375%, 11/15/2042	465,000	544,243
2.450%, 02/15/2031 (C)	1,564,000	1,518,871	Westlake Chemical Corp.
3.150%, 11/15/2025	5,044,000	5,424,752	4.375%, 11/15/2047	1,415,000	1,603,329
3.500%, 02/15/2041 (C)	1,737,000	1,731,009	5.000%, 08/15/2046	23,000	27,964
3.750%, 02/15/2051 (C)	363,000	357,934			23,913,500
4.150%, 11/15/2030	1,384,000	1,528,662	Real estate – 1.4%
4.250%, 04/15/2026	1,543,000	1,730,852
			Agree LP
4.700%, 04/15/2025	2,265,000	2,556,634
			2.900%, 10/01/2030	671,000	693,900
Dell International LLC
			Crown Castle International Corp.
4.900%, 10/01/2026 (C)	460,000	531,751
			1.050%, 07/15/2026	2,698,000	2,640,580
5.300%, 10/01/2029 (C)	920,000	1,093,383
			2.100%, 04/01/2031	1,349,000	1,302,804
6.100%, 07/15/2027 (C)	915,000	1,121,879
			2.900%, 04/01/2041	1,259,000	1,183,270
Fidelity National Information
			4.000%, 03/01/2027	451,000	508,281
Services, Inc.
			Equinix, Inc.
1.150%, 03/01/2026	1,827,000	1,818,595
			2.625%, 11/18/2024	1,214,000	1,287,642
1.650%, 03/01/2028	1,827,000	1,810,229
			2.900%, 11/18/2026	1,196,000	1,284,258
2.250%, 03/01/2031	913,000	907,480
			Essex Portfolio LP
Flex, Ltd.
			1.700%, 03/01/2028	1,828,000	1,800,595
4.875%, 05/12/2030	1,099,000	1,278,204
			Federal Realty Investment Trust
HP, Inc.
			3.950%, 01/15/2024	1,245,000	1,355,927
2.200%, 06/17/2025	2,894,000	3,021,960
			GLP Capital LP

			4.000%, 01/15/2030	745,000	792,159
The accompanying notes are an integral part of the financial statements.	21

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)			Core Bond Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
CORPORATE BONDS (continued)			CORPORATE BONDS (continued)
Real estate (continued)			Utilities (continued)
GLP Capital LP (continued)			Exelon Corp.
5.300%, 01/15/2029	$909,000	$1,038,651	4.700%, 04/15/2050	$1,746,000	$2,175,135
Mid-America Apartments LP			Interstate Power & Light Company
1.700%, 02/15/2031	851,000	815,309	3.500%, 09/30/2049	690,000	730,974
3.600%, 06/01/2027	135,000	149,944	ITC Holdings Corp.
3.750%, 06/15/2024	2,113,000	2,292,734	2.700%, 11/15/2022	1,821,000	1,888,405
3.950%, 03/15/2029	906,000	1,032,525	Metropolitan Edison Company
4.000%, 11/15/2025	1,102,000	1,230,743	4.300%, 01/15/2029 (C)	2,012,000	2,257,708
4.300%, 10/15/2023	924,000	1,002,251	MidAmerican Energy Company
Regency Centers LP			3.650%, 08/01/2048	737,000	821,608
2.950%, 09/15/2029	1,957,000	2,055,817	Mississippi Power Company
Scentre Group Trust 1			3.950%, 03/30/2028	2,219,000	2,531,471
3.625%, 01/28/2026 (C)	1,419,000	1,542,471	4.250%, 03/15/2042	1,332,000	1,523,721
Simon Property Group LP			NextEra Energy Capital Holdings, Inc.
1.750%, 02/01/2028	1,430,000	1,411,900	2.250%, 06/01/2030	1,470,000	1,484,007
Spirit Realty LP			Pacific Gas & Electric Company
2.100%, 03/15/2028 (A)	1,828,000	1,806,967	2.100%, 08/01/2027	2,650,000	2,634,824
2.700%, 02/15/2032 (A)	731,000	725,181	2.500%, 02/01/2031	2,480,000	2,411,493
3.200%, 02/15/2031	2,131,000	2,210,375	3.150%, 01/01/2026	644,000	684,134
3.400%, 01/15/2030	1,085,000	1,148,469	3.300%, 12/01/2027 (E)	2,316,000	2,449,671
4.000%, 07/15/2029	520,000	579,468	3.300%, 08/01/2040	603,000	572,214
4.450%, 09/15/2026	113,000	127,055	3.950%, 12/01/2047 (E)	1,421,000	1,376,886
STORE Capital Corp.			4.500%, 07/01/2040	460,000	491,717
2.750%, 11/18/2030	1,594,000	1,590,261	4.550%, 07/01/2030	647,000	721,728
4.500%, 03/15/2028	3,399,000	3,809,801	4.950%, 07/01/2050	903,000	978,377
4.625%, 03/15/2029	1,148,000	1,305,967	Pennsylvania Electric Company
VEREIT Operating Partnership LP			3.250%, 03/15/2028 (C)	763,000	792,979
2.200%, 06/15/2028	966,000	965,902	PPL Capital Funding, Inc.
2.850%, 12/15/2032	676,000	674,432	3.100%, 05/15/2026	2,186,000	2,370,679
3.400%, 01/15/2028	955,000	1,031,588	3.400%, 06/01/2023	253,000	267,661
		41,397,227	4.125%, 04/15/2030	2,338,000	2,703,032
Utilities – 2.4%			5.000%, 03/15/2044	736,000	903,443
			Public Service Company of Colorado
Ameren Corp.
			1.875%, 06/15/2031	2,102,000	2,083,926
1.750%, 03/15/2028 (A)	913,000	906,531
			Public Service Electric & Gas Company
Black Hills Corp.
			2.050%, 08/01/2050	373,000	312,708
3.050%, 10/15/2029	1,102,000	1,170,966
			2.700%, 05/01/2050	1,998,000	1,910,429
3.875%, 10/15/2049	809,000	858,635
			Southern California Edison Company
CenterPoint Energy Resources Corp.
			4.125%, 03/01/2048	1,006,000	1,106,106
4.100%, 09/01/2047	529,000	586,199
			4.650%, 10/01/2043	432,000	507,367
CenterPoint Energy, Inc.
			Southern Company Gas Capital Corp.
2.500%, 09/01/2022	180,000	185,443
			1.750%, 01/15/2031	1,407,000	1,353,874
Consumers Energy Company
			Southwestern Public Service Company
2.500%, 05/01/2060	763,000	677,181
			3.150%, 05/01/2050	639,000	650,079
Dominion Energy, Inc.
			The AES Corp.
2.000%, 08/15/2021	1,269,000	1,275,939
			1.375%, 01/15/2026 (C)	1,938,000	1,916,484
DTE Electric Company
			The Southern Company
2.950%, 03/01/2050	1,989,000	2,006,136
			1.750%, 03/15/2028	1,370,000	1,359,729
DTE Energy Company
			Trans-Allegheny Interstate Line
1.050%, 06/01/2025	1,833,000	1,826,210
			Company
2.950%, 03/01/2030	1,203,000	1,276,952
			3.850%, 06/01/2025 (C)	635,000	687,715
3.800%, 03/15/2027	1,814,000	2,050,545
			Virginia Electric and Power Company
Duke Energy Corp.
			2.450%, 12/15/2050	822,000	738,849
1.800%, 09/01/2021	1,897,000	1,908,822
			WEC Energy Group, Inc.
Duke Energy Progress LLC
			1.375%, 10/15/2027	2,021,000	1,994,362
2.500%, 08/15/2050	1,099,000	994,555
					69,425,800
Entergy Arkansas LLC
2.650%, 06/15/2051	1,203,000	1,116,644	TOTAL CORPORATE BONDS
Entergy Texas, Inc.			(Cost $836,373,696)		$850,204,786
1.750%, 03/15/2031	47,000	45,784
			MUNICIPAL BONDS – 0.4%
Evergy Kansas Central, Inc.
			Board of Regents of the University of
3.450%, 04/15/2050	1,966,000	2,106,938
			Texas
Evergy, Inc.
			2.439%, 08/15/2049	765,000	736,106
2.450%, 09/15/2024	1,681,000	1,772,669

2.900%, 09/15/2029	1,194,000	1,266,156
The accompanying notes are an integral part of the financial statements.	22

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
MUNICIPAL BONDS (continued)
County of Clark Department of Aviation
(Nevada)
6.820%, 07/01/2045	$1,115,000	$1,735,921
Los Angeles Community College District
(California)
6.750%, 08/01/2049	925,000	1,587,883
North Texas Tollway Authority
6.718%, 01/01/2049	1,390,000	2,284,479
Port Authority of New York & New
Jersey
4.458%, 10/01/2062	3,060,000	3,923,746
The Ohio State University
4.800%, 06/01/2111	600,000	794,016
TOTAL MUNICIPAL BONDS (Cost $9,401,273)		$11,062,151
COLLATERALIZED MORTGAGE OBLIGATIONS – 6.1%
Commercial and residential – 3.0%
Angel Oak Mortgage Trust LLC
Series 2019-2, Class A1,
3.628%, 03/25/2049 (C)(F)	748,759	766,004
Series 2020-2, Class A1A,
2.531%, 01/26/2065 (C)(F)	732,137	747,486
Series 2020-5, Class A1,
1.373%, 05/25/2065 (C)(F)	897,729	904,493
BBCMS Mortgage Trust
Series 2021-C9, Class A5
2.299%, 02/15/2054 (A)	1,877,000	1,917,922
Benchmark Mortgage Trust
Series 2021-B23, Class A5
2.070%, 02/15/2054	1,257,000	1,258,776
Bunker Hill Loan Depositary Trust
Series 2019-1, Class A1,
3.613%, 10/26/2048 (C)	1,098,031	1,098,974
Series 2019-2, Class A1,
2.879%, 07/25/2049 (C)	2,011,969	2,061,219
CFCRE Commercial Mortgage Trust
Series 2017-C8, Class A1,
1.965%, 06/15/2050	17,634	17,629
Series 2017-C8, Class ASB,
3.367%, 06/15/2050	733,000	792,499
COLT Mortgage Loan Trust
Series 2019-2, Class A1,
3.337%, 05/25/2049 (C)(F)	1,083,139	1,084,431
Series 2019-4, Class A1,
2.579%, 11/25/2049 (C)(F)	1,563,091	1,579,258
Series 2020-2, Class A1,
1.853%, 03/25/2065 (C)(F)	1,567,095	1,589,096
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2013-CR6, Class A4,
3.101%, 03/10/2046	3,716,000	3,845,475
Series 2014-UBS4, Class A4,
3.420%, 08/10/2047	1,986,000	2,115,672
Series 2015-LC21, Class A4,
3.708%, 07/10/2048	753,000	830,626
Series 2015-LC23, Class A3,
3.521%, 10/10/2048	1,048,000	1,130,234
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4,
3.504%, 06/15/2057	1,205,000	1,314,826
Series 2015-C4, Class A4,
3.808%, 11/15/2048	898,000	997,670
Series 2019-C16, Class A3,
3.329%, 06/15/2052	1,701,000	1,858,638
Series 2019-C17, Class A4,
2.763%, 09/15/2052	1,306,000	1,368,556

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
GCAT Trust
Series 2019-NQM1, Class A1
2.985%, 02/25/2059 (C)	$683,733	$686,716
GS Mortgage Securities Trust
Series 2014-GC18, Class A4,
4.074%, 01/10/2047	2,580,000	2,783,223
Series 2020-GSA2, Class A4,
1.721%, 12/12/2053	2,299,000	2,247,439
Impact Funding Affordable Multifamily
Housing Mortgage Loan Trust
Series 2010-1, Class A1
5.314%, 01/25/2051 (C)	2,983,926	3,213,713
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C21, Class A5,
3.775%, 08/15/2047	1,034,000	1,129,131
Series 2014-C23, Class A4,
3.670%, 09/15/2047	793,000	849,131
Series 2015-C28, Class A3,
2.912%, 10/15/2048	2,868,003	2,989,750
JPMCC Commercial Mortgage Securities
Trust
Series 2017-JP6, Class ASB
3.283%, 07/15/2050	781,000	845,381
JPMDB Commercial Mortgage Securities
Trust
Series 2019-COR6, Class A4
3.057%, 11/13/2052	1,046,000	1,130,342
Mello Warehouse Securitization Trust
Series 2020-2, Class A (1 month
LIBOR + 0.800%),
0.918%, 11/25/2053 (B)(C)	2,723,000	2,725,290
Series 2021-1, Class A (1 month
LIBOR + 0.700%),
0.818%, 02/25/2055 (B)(C)	1,643,000	1,630,423
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2012-C5, Class A4,
3.176%, 08/15/2045	635,000	652,090
Series 2015-C20, Class A4,
3.249%, 02/15/2048	231,000	250,267
New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A1,
3.600%, 04/25/2049 (C)(F)	850,894	858,938
Series 2019-NQM4, Class A1,
2.492%, 09/25/2059 (C)(F)	1,473,612	1,501,325
SG Residential Mortgage Trust
Series 2019-3, Class A1
2.703%, 09/25/2059 (C)(F)	1,300,006	1,320,145
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1,
2.610%, 09/27/2049 (C)(F)	1,627,095	1,658,489
Series 2020-1, Class A1,
2.275%, 02/25/2050 (C)(F)	2,916,663	2,976,623
Series 2020-3, Class A1,
1.486%, 04/25/2065 (C)(F)	2,401,795	2,430,182
Series 2020-INV1, Class A1,
1.027%, 11/25/2055 (C)(F)	1,881,387	1,887,206
Verus Securitization Trust
Series 2019-1, Class A1,
3.836%, 02/25/2059 (C)(F)	816,493	821,515
Series 2019-2, Class A1,
3.211%, 05/25/2059 (C)(F)	2,456,955	2,469,094
The accompanying notes are an integral part of the financial statements.	23

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Verus Securitization Trust (continued)
Series 2019-3, Class A1,
2.784%, 07/25/2059 (C)	$3,033,611	$3,107,036
Series 2019-4, Class A1,
3.642%, 11/25/2059 (C)	4,085,243	4,171,520
Series 2019-INV1, Class A1,
3.402%, 12/25/2059 (C)(F)	795,438	805,692
Series 2019-INV2, Class A1,
2.913%, 07/25/2059 (C)(F)	1,672,457	1,710,590
Series 2019-INV3, Class A1,
2.692%, 11/25/2059 (C)(F)	2,079,341	2,134,971
Series 2020-1, Class A1,
2.417%, 01/25/2060 (C)	968,029	986,105
Series 2020-2, Class A1,
2.226%, 05/25/2060 (C)(F)	2,441,493	2,469,525
Series 2020-5, Class A1,
1.218%, 05/25/2065 (C)	726,756	728,629
Series 2021-1, Class A1,
0.815%, 01/25/2066 (C)(F)	2,371,000	2,369,078
Series 2021-R1, Class A1,
0.820%, 10/25/2063 (C)(F)	3,029,456	3,031,538
Visio Trust
Series 2019-1, Class A1,
3.572%, 06/25/2054 (C)(F)	1,020,429	1,034,588
Series 2020-1R, Class A1,
1.312%, 11/25/2055 (C)	1,953,533	1,967,669
		88,852,838
U.S. Government Agency – 3.1%
Federal Home Loan Mortgage Corp.
Series 264, Class 30,
3.000%, 07/15/2042	3,223,295	3,367,518
Series 4205, Class PA,
1.750%, 05/15/2043	1,382,846	1,417,255
Series 4426, Class QC,
1.750%, 07/15/2037	2,393,405	2,476,961
Series 4705, Class A,
4.500%, 09/15/2042	496,410	511,059
Series 4742, Class PA,
3.000%, 10/15/2047	2,881,917	3,017,596
Series 4763, Class CA,
3.000%, 09/15/2038	433,793	466,592
Series 4767, Class KA,
3.000%, 03/15/2048	693,703	746,380
Series 4846, Class PF (1 month
LIBOR + 0.350%),
0.462%, 12/15/2048 (B)	515,809	518,571
Series 4880, Class DA,
3.000%, 05/15/2050	3,044,381	3,251,691
Federal National Mortgage Association
Series 1998-61, Class PL,
6.000%, 11/25/2028	187,533	212,376
Series 2012-151, Class NX,
1.500%, 01/25/2043	1,713,216	1,757,418
Series 2013-11, Class AP,
1.500%, 01/25/2043	4,795,613	4,869,065
Series 2013-30, Class CA,
1.500%, 04/25/2043	416,161	422,916
Series 2013-43, Class BP,
1.750%, 05/25/2043	1,923,912	1,989,917
Series 2014-73, Class MA,
2.500%, 11/25/2044	1,168,216	1,239,406
Series 2015-84, Class PA,
1.700%, 08/25/2033	6,037,528	6,240,355

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National
Mortgage Association (continued)
Series 2016-48, Class MA,
2.000%, 06/25/2038	$6,201,991	$6,462,206
Series 2016-57, Class PC,
1.750%, 06/25/2046	11,780,526	12,227,212
Series 2017-13, Class PA,
3.000%, 08/25/2046	1,379,024	1,461,767
Series 2017-42, Class H,
3.000%, 11/25/2043	1,394,105	1,443,718
Series 2017-M7, Class A2,
2.961%, 02/25/2027 (F)	633,000	689,176
Series 2018-14, Class KC,
3.000%, 03/25/2048	1,979,973	2,121,955
Series 2018-15, Class AB,
3.000%, 03/25/2048	566,223	608,245
Series 2018-8, Class KL,
2.500%, 03/25/2047	1,582,573	1,653,352
Series 2019-25, Class PA,
3.000%, 05/25/2048	3,900,884	4,203,304
Series 2019-8, Class GA,
3.000%, 03/25/2049	6,108,887	6,421,383
Series 414, Class A35,
3.500%, 10/25/2042	1,661,504	1,728,241
Government National
Mortgage Association
Series 2012-141, Class WA,
4.531%, 11/16/2041 (F)	409,117	456,924
Series 2017-167, Class BQ,
2.500%, 08/20/2044	1,550,914	1,610,019
Series 2018-11, Class PC,
2.750%, 12/20/2047	3,700,537	3,865,887
Series 2019-132, Class NA,
3.500%, 09/20/2049	3,518,695	3,711,230
Series 2019-31, Class JC,
3.500%, 03/20/2049	1,735,992	1,855,233
Series 2021-23, Class MG,
1.500%, 02/20/2051	6,489,000	6,620,808
		89,645,736
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $173,830,151)		$178,498,574
ASSET BACKED SECURITIES – 7.5%
AmeriCredit Automobile
Receivables Trust
Series 2020-1, Class A2A
1.100%, 03/20/2023	279,424	280,085
Series 2020-2, Class A2A
0.600%, 12/18/2023	3,238,284	3,244,761
Series 2020-3, Class A3
0.530%, 06/18/2025	2,485,000	2,492,095
Avis Budget Rental Car Funding
AESOP LLC
Series 2017-1A, Class A
3.070%, 09/20/2023 (C)	939,000	971,409
Series 2019-3A, Class A
2.360%, 03/20/2026 (C)	1,615,000	1,695,486
Capital One Multi-Asset Execution Trust
Series 2016-A2, Class A2 (1 month
LIBOR + 0.630%)
0.742%, 02/15/2024 (B)	3,814,000	3,817,295
Series 2016-A7, Class A7 (1 month
LIBOR + 0.510%)
0.622%, 09/16/2024 (B)	2,272,000	2,279,862

The accompanying notes are an integral part of the financial statements.	24

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)			Core Bond Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
ASSET BACKED SECURITIES (continued)			ASSET BACKED SECURITIES (continued)
College Ave Student Loans LLC			Navient Student Loan Trust (continued)
Series 2017-A, Class A1 (1 month			Series 2020-2A, Class A1A
LIBOR + 1.650%)			1.320%, 08/26/2069 (C)	$4,378,780	$4,331,413
1.768%, 11/26/2046 (B)(C)	$812,860	$827,787	Series 2021-1A, Class A1A
Series 2018-A, Class A2			1.310%, 12/26/2069 (C)	2,672,000	2,648,783
4.130%, 12/26/2047 (C)	962,982	1,020,420	Nelnet Student Loan Trust
Series 2019-A, Class A2			Series 2004-3, Class A5 (3 month
3.280%, 12/28/2048 (C)	1,631,930	1,697,199	LIBOR + 0.180%)
Series 2021-A, Class A2			0.398%, 10/27/2036 (B)	568,762	560,255
1.600%, 07/25/2051 (C)	2,580,000	2,559,152	Series 2004-4, Class A5 (3 month
Ford Credit Auto Owner Trust			LIBOR + 0.160%)
Series 2018-1, Class A			0.378%, 01/25/2037 (B)	1,717,585	1,702,386
3.190%, 07/15/2031 (C)	1,653,000	1,796,975	Series 2005-1, Class A5 (3 month
Series 2018-2, Class A			LIBOR + 0.110%)
3.470%, 01/15/2030 (C)	4,408,000	4,726,244	0.328%, 10/25/2033 (B)	6,617,950	6,520,781
Series 2019-1, Class A			Series 2005-2, Class A5 (3 month
3.520%, 07/15/2030 (C)	3,514,000	3,807,352	LIBOR + 0.100%)
Ford Credit Floorplan Master Owner			0.336%, 03/23/2037 (B)	8,614,254	8,397,015
Trust			Series 2005-3, Class A5 (3 month
Series 2020-1, Class A1			LIBOR + 0.120%)
0.700%, 09/15/2025	2,353,000	2,367,586	0.356%, 12/24/2035 (B)	5,413,517	5,346,581
GM Financial Consumer Automobile			Series 2005-4, Class A4 (3 month
Receivables Trust			LIBOR + 0.180%)
Series 2021-1, Class A3			0.416%, 03/22/2032 (B)	586,429	565,943
0.350%, 10/16/2025	1,951,000	1,952,745	Santander Drive Auto Receivables Trust
Navient Private Education Loan Trust			Series 2020-1, Class A3
Series 2016-AA, Class A2B (1 month			2.030%, 02/15/2024	1,025,000	1,037,011
LIBOR + 2.150%)			Series 2020-2, Class A2A
2.262%, 12/15/2045 (B)(C)	604,379	622,939	0.620%, 05/15/2023	2,619,891	2,622,583
Series 2020-IA, Class A1A			Series 2020-3, Class A3
1.330%, 04/15/2069 (C)	8,152,398	8,118,836	0.520%, 07/15/2024	1,807,000	1,811,239
Navient Private Education Refi			Series 2020-4, Class A3
Loan Trust			0.480%, 07/15/2024	1,706,000	1,710,501
Series 2018-A, Class A2			Santander Revolving Auto Loan Trust
3.190%, 02/18/2042 (C)	2,154,015	2,194,858	Series 2019-A, Class A
Series 2018-CA, Class A2			2.510%, 01/26/2032 (C)	2,669,000	2,828,432
3.520%, 06/16/2042 (C)	502,610	513,742	SLM Student Loan Trust
Series 2018-DA, Class A2A			Series 2003-1, Class A5C (3 month
4.000%, 12/15/2059 (C)	2,537,931	2,719,122	LIBOR + 0.750%)
Series 2019-CA, Class A2			0.967%, 12/15/2032 (B)(C)	842,636	820,144
3.130%, 02/15/2068 (C)	3,693,000	3,787,333	Series 2007-2, Class A4 (3 month
Series 2019-D, Class A2A			LIBOR + 0.060%)
3.010%, 12/15/2059 (C)	5,059,638	5,305,979	0.278%, 07/25/2022 (B)	2,090,032	2,023,907
Series 2019-FA, Class A2			Series 2010-1, Class A (1 month
2.600%, 08/15/2068 (C)	4,113,834	4,242,040	LIBOR + 0.400%)
Series 2019-GA, Class A			0.518%, 03/25/2025 (B)	328,058	320,368
2.400%, 10/15/2068 (C)	2,113,676	2,175,217	Series 2012-1, Class A3 (1 month
Series 2020-A, Class A2A			LIBOR + 0.950%)
2.460%, 11/15/2068 (C)	3,338,000	3,474,987	1.068%, 09/25/2028 (B)	3,083,497	3,045,686
Series 2020-A, Class A2B (1 month			Series 2012-2, Class A (1 month
LIBOR + 0.900%)			LIBOR + 0.700%)
1.007%, 11/15/2068 (B)(C)	2,582,000	2,595,576	0.818%, 01/25/2029 (B)	2,838,092	2,751,344
Series 2020-BA, Class A2			Series 2012-6, Class A3 (1 month
2.120%, 01/15/2069 (C)	2,124,000	2,173,437	LIBOR + 0.750%)
Series 2020-DA, Class A			0.868%, 05/26/2026 (B)	547,820	542,248
1.690%, 05/15/2069 (C)	1,600,598	1,622,500	Series 2013-4, Class A (1 month
Series 2020-EA, Class A			LIBOR + 0.550%)
1.690%, 05/15/2069 (C)	1,023,935	1,044,533	0.668%, 06/25/2043 (B)	4,290,360	4,289,645
Series 2020-GA, Class A			SMB Private Education Loan Trust
1.170%, 09/16/2069 (C)	3,961,297	3,977,899	Series 2016-A, Class A2A
Series 2020-HA, Class A			2.700%, 05/15/2031 (C)	1,645,997	1,705,540
1.310%, 01/15/2069 (C)	2,240,495	2,260,783	Series 2016-B, Class A2A
Series 2021-A, Class A			2.430%, 02/17/2032 (C)	272,203	280,697
0.840%, 05/15/2069 (C)	1,459,000	1,459,645	Series 2016-B, Class A2B (1 month
Navient Student Loan Trust			LIBOR + 1.450%)
Series 2019-BA, Class A2A			1.562%, 02/17/2032 (B)(C)	185,467	188,474
3.390%, 12/15/2059 (C)	3,938,000	4,165,652
The accompanying notes are an integral part of the financial statements.	25

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
SMB Private Education
Loan Trust (continued)
Series 2016-C, Class A2B (1 month
LIBOR + 1.100%)
1.212%, 09/15/2034 (B)(C)	$841,824	$849,031
Series 2018-C, Class A2A
3.630%, 11/15/2035 (C)	1,618,973	1,713,976
Series 2019-A, Class A2A
3.440%, 07/15/2036 (C)	6,602,794	7,028,572
Series 2020-B, Class A1A
1.290%, 07/15/2053 (C)	4,665,498	4,685,582
Series 2020-PTA, Class A2A
1.600%, 09/15/2054 (C)	4,794,000	4,859,140
Series 2020-PTB, Class A2A
1.600%, 09/15/2054 (C)	11,848,000	11,970,514
Series 2021-A, Class APT1
1.070%, 01/15/2053 (C)	20,656,000	20,382,599
SoFi Professional Loan Program LLC
Series 2016-A, Class A2
2.760%, 12/26/2036 (C)	598,137	608,111
Series 2016-D, Class A1 (1 month
LIBOR + 0.950%)
1.068%, 01/25/2039 (B)(C)	62,952	63,279
Series 2016-E, Class A1 (1 month
LIBOR + 0.850%)
0.968%, 07/25/2039 (B)(C)	121,236	121,235
Series 2017-A, Class A1 (1 month
LIBOR + 0.700%)
0.818%, 03/26/2040 (B)(C)	241,021	241,146
Series 2017-C, Class A1 (1 month
LIBOR + 0.600%)
0.718%, 07/25/2040 (B)(C)	320,639	320,168
Series 2017-D, Class A2FX
2.650%, 09/25/2040 (C)	706,810	729,126
Series 2017-E, Class A1 (1 month
LIBOR + 0.500%)
0.618%, 11/26/2040 (B)(C)	78,411	78,411
Series 2017-E, Class A2B
2.720%, 11/26/2040 (C)	2,136,937	2,174,476
Series 2018-A, Class A2B
2.950%, 02/25/2042 (C)	1,172,817	1,197,998
Series 2018-B, Class A2FX
3.340%, 08/25/2047 (C)	8,936,664	9,260,953
Series 2020-A, Class A2FX
2.540%, 05/15/2046 (C)	3,850,000	4,005,756
Series 2020-C, Class AFX
1.950%, 02/15/2046 (C)	3,111,825	3,177,483
Triton Container Finance VIII LLC
Series 2020-1A, Class A
2.110%, 09/20/2045 (C)	1,155,569	1,169,560
Verizon Owner Trust
Series 2019-C, Class A1A
1.940%, 04/22/2024	274,000	279,076
TOTAL ASSET BACKED SECURITIES
(Cost $215,765,114)		$218,958,699

Core Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
SHORT-TERM INVESTMENTS – 9.7%
Short-term funds – 9.7%
John Hancock Collateral Trust,
0.1222% (G)(H)		46,824	$468,500
State Street Institutional
U.S. Government Money Market
Fund, Premier Class, 0.0302% (G)		283,699,918	283,699,918
TOTAL SHORT-TERM INVESTMENTS (Cost $284,168,424)			$284,168,418
Total Investments (Core Bond Fund)
(Cost $3,308,423,493) – 113.4%			$3,319,819,649
Other assets and liabilities, net – (13.4%)			(391,611,345)
TOTAL NET ASSETS – 100.0%			$2,928,208,304
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade
	issued by a U.S. Government Agency, to be delivered at an
	agreed-upon future settlement date.

(A)Security purchased or sold on a when-issued or delayed delivery basis.

(B)Variable rate obligation. The coupon rate shown represents the rate at period end.

(C)These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $370,728,347 or 12.7% of the fund's net assets as of 2-28-21.

(D)All or a portion of this security is on loan as of 2-28-21.

(E)Non-income producing - Issuer is in default.

(F)Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.

(G)The rate shown is the annualized seven-day yield as of 2-28-21.

(H)Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Health Sciences Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 98.1%
Consumer discretionary – 0.1%
Specialty retail – 0.1%
JAND, Inc., Class A (A)(B)(C)	16,938	$450,043
Financials – 0.4%
Capital markets – 0.4%
BCLS Acquisition Corp., Class A (C)	17,428	208,439
CM Life Sciences II, Inc. (C)	14,503	195,791
CM Life Sciences, Inc. (C)	21,452	476,234
Eucrates Biomedical Acquisition
Corp. (C)	17,270	189,970
FS Development Corp. II, Class A (C)	22,037	233,592
Health Sciences Acquisitions Corp. 2 (C)	19,166	238,042
Helix Acquisition Corp., Class A (C)	17,736	197,756
Therapeutics Acquisition Corp.,
Class A (C)	23,996	348,902
		2,088,726
Health care – 97.4%
Biotechnology – 37.1%
4D Molecular Therapeutics, Inc. (C)	5,832	244,827
The accompanying notes are an integral part of the financial statements.	26

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)			Health Sciences Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Biotechnology (continued)			Biotechnology (continued)
AbbVie, Inc.	76,640	$8,257,194	Ionis Pharmaceuticals, Inc. (C)	50,962	$2,670,409
Abcam PLC	43,241	1,022,672	Iovance Biotherapeutics, Inc. (C)	62,859	2,344,641
ACADIA Pharmaceuticals, Inc. (C)	47,887	2,345,026	IVERIC bio, Inc. (C)	46,792	287,303
Acceleron Pharma, Inc. (C)	38,555	5,249,649	Karuna Therapeutics, Inc. (C)	11,423	1,427,418
Acerta Pharma BV, Class B (A)(B)(C)	4,892,850	610,138	Karyopharm Therapeutics, Inc. (C)	14,137	195,373
ADC Therapeutics SA (C)	28,001	744,547	Kinnate Biopharma, Inc. (C)	14,324	478,851
Adverum Biotechnologies, Inc. (C)	22,861	293,307	Kodiak Sciences, Inc. (C)	28,511	3,678,204
Agios Pharmaceuticals, Inc. (C)	14,249	675,973	Kronos Bio, Inc. (C)	10,993	319,567
Akero Therapeutics, Inc. (C)	9,438	286,915	Kymera Therapeutics, Inc. (C)	9,857	472,939
Alector, Inc. (C)	25,337	460,627	Legend Biotech Corp., ADR (C)	6,495	176,534
Alkermes PLC (C)	4,712	89,716	Madrigal Pharmaceuticals, Inc. (C)	1,800	218,142
Allogene Therapeutics, Inc. (C)	25,813	895,969	MaxCyte, Inc. (C)	21,513	294,351
Alnylam Pharmaceuticals, Inc. (C)	24,974	3,698,649	MeiraGTx Holdings PLC (C)	14,764	219,098
Altimmune, Inc. (C)	4,497	71,682	Mersana Therapeutics, Inc. (C)	31,158	566,452
Amgen, Inc.	24,059	5,411,350	Mirati Therapeutics, Inc. (C)	12,838	2,579,411
Annexon, Inc. (C)	14,970	435,777	Moderna, Inc. (C)	32,569	5,042,007
Apellis Pharmaceuticals, Inc. (C)	26,730	1,287,584	MorphoSys AG (C)	5,516	553,528
Arcturus Therapeutics Holdings, Inc. (C)	10,317	543,396	Neurocrine Biosciences, Inc. (C)	24,072	2,636,125
Arcutis Biotherapeutics, Inc. (C)	7,787	266,082	Nkarta, Inc. (C)	5,246	255,795
Ardelyx, Inc. (C)	35,520	229,104	Novavax, Inc. (C)	11,257	2,602,956
Argenx SE, ADR (C)	22,070	7,298,108	Nurix Therapeutics, Inc. (C)	15,796	562,496
Ascendis Pharma A/S, ADR (C)	20,475	3,173,011	Precision BioSciences, Inc. (C)	17,420	208,343
Avidity Biosciences, Inc. (C)	8,862	213,840	Prelude Therapeutics, Inc. (C)	9,948	620,059
BeiGene, Ltd., ADR (C)	9,327	2,984,640	Progenics Pharmaceuticals, Inc. (B)(C)	33,200	1,494
Biogen, Inc. (C)	18,644	5,087,575	Protagonist Therapeutics, Inc. (C)	19,564	461,123
BioMarin Pharmaceutical, Inc. (C)	12,773	989,013	Protara Therapeutics, Inc. (C)	6,599	113,503
BioNTech SE, ADR (C)	39,860	4,345,936	Prothena Corp. PLC (C)	11,052	246,681
Bluebird Bio, Inc. (C)	8,217	255,549	PTC Therapeutics, Inc. (C)	12,873	735,048
Blueprint Medicines Corp. (C)	16,861	1,656,087	Radius Health, Inc. (C)	15,944	296,718
Bridgebio Pharma, Inc. (C)	12,667	895,304	RAPT Therapeutics, Inc. (C)	21,577	391,623
Burning Rock Biotech, Ltd., ADR (C)	17,716	637,599	Regeneron Pharmaceuticals, Inc. (C)	12,454	5,611,399
C4 Therapeutics, Inc. (C)	24,043	1,031,926	REGENXBIO, Inc. (C)	7,190	294,143
Cardiff Oncology, Inc. (C)	12,677	131,080	Relay Therapeutics, Inc. (C)	8,557	353,147
Celldex Therapeutics, Inc. (C)	9,425	255,229	Replimune Group, Inc. (C)	24,201	838,081
Cerevel Therapeutics Holdings, Inc. (C)	17,589	266,649	Rocket Pharmaceuticals, Inc. (C)	30,292	1,683,629
Chimerix, Inc. (C)	41,736	409,430	Sage Therapeutics, Inc. (C)	20,218	1,718,530
Constellation Pharmaceuticals, Inc. (C)	14,092	355,118	Sana Biotechnology, Inc. (C)	12,065	370,878
CRISPR Therapeutics AG (C)	9,358	1,176,207	Sarepta Therapeutics, Inc. (C)	11,650	1,014,249
Cullinan Oncology, Inc. (C)	7,461	301,574	Scholar Rock Holding Corp. (C)	21,127	1,142,971
CureVac NV (C)	12,429	1,172,055	Seagen, Inc. (C)	28,242	4,267,649
CytomX Therapeutics, Inc. (C)	27,088	212,641	Seres Therapeutics, Inc. (C)	16,633	316,692
Deciphera Pharmaceuticals, Inc. (C)	8,550	374,319	SpringWorks Therapeutics, Inc. (C)	7,135	613,967
Denali Therapeutics, Inc. (C)	47,111	3,382,570	Stoke Therapeutics, Inc. (C)	14,281	855,289
Dicerna Pharmaceuticals, Inc. (C)	20,001	539,627	Syndax Pharmaceuticals, Inc. (C)	5,945	145,117
Dyne Therapeutics, Inc. (C)	13,079	241,569	TG Therapeutics, Inc. (C)	7,676	335,979
Enanta Pharmaceuticals, Inc. (C)	6,935	342,034	Translate Bio, Inc. (C)	24,831	579,556
Epizyme, Inc. (C)	22,249	213,368	Turning Point Therapeutics, Inc. (C)	13,062	1,540,140
Exact Sciences Corp. (C)	35,998	4,900,048	Twist Bioscience Corp. (C)	11,347	1,561,801
Exelixis, Inc. (C)	148,121	3,208,301	Ultragenyx Pharmaceutical, Inc. (C)	36,114	5,111,576
Fate Therapeutics, Inc. (C)	33,358	2,992,880	uniQure NV (C)	17,317	635,534
FibroGen, Inc. (C)	26,842	1,342,905	United Therapeutics Corp. (C)	6,100	1,019,798
Five Prime Therapeutics, Inc. (C)	23,898	531,253	Vaxart, Inc. (C)	21,600	154,440
G1 Therapeutics, Inc. (C)	7,048	155,761	Vertex Pharmaceuticals, Inc. (C)	41,580	8,837,829
Generation Bio Company (C)	39,287	1,371,902	Xencor, Inc. (C)	28,935	1,425,627
Genmab A/S (C)	5,927	1,987,830	Zai Lab, Ltd., ADR (C)	9,317	1,374,444
Global Blood Therapeutics, Inc. (C)	14,997	638,872	Zeneca, Inc. (B)(C)	33,315	20,489
Homology Medicines, Inc. (C)	10,534	113,135	Zentalis Pharmaceuticals, Inc. (C)	8,106	340,776
Ideaya Biosciences, Inc. (C)	13,643	260,172	Zymeworks, Inc. (C)	10,712	388,953
IGM Biosciences, Inc. (C)	8,501	743,242			172,604,958
Immunic, Inc. (C)	9,311	148,510	Health care equipment and supplies – 21.3%
Immunocore Holdings PLC, ADR (C)	9,252	447,427
			Abbott Laboratories	28,461	3,409,059
Incyte Corp. (C)	72,494	5,702,378
			Alcon, Inc. (C)	17,885	1,231,776
Insmed, Inc. (C)	53,237	1,904,287
			Alphatec Holdings, Inc. (C)	24,004	385,264
Intellia Therapeutics, Inc. (C)	13,748	831,204
			AtriCure, Inc. (C)	15,104	985,838
Invitae Corp. (C)	26,258	1,053,734
			Becton, Dickinson and Company	29,563	7,129,117

The accompanying notes are an integral part of the financial statements.	27

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)			Health Sciences Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Health care equipment and supplies (continued)			Life sciences tools and services (continued)
Danaher Corp.	60,806	$13,357,254	Maravai LifeSciences Holdings, Inc.,
DexCom, Inc. (C)	8,294	3,299,187	Class A (C)	8,377	$272,420
DiaSorin SpA	6,349	1,244,697	Mettler-Toledo International, Inc. (C)	1,381	1,541,265
Envista Holdings Corp. (C)	72,097	2,778,618	Pacific Biosciences of
GenMark Diagnostics, Inc. (C)	43,655	853,455	California, Inc. (C)	75,476	2,307,301
Hologic, Inc. (C)	73,127	5,271,725	PPD, Inc. (C)	19,838	695,520
ICU Medical, Inc. (C)	4,778	991,435	PRA Health Sciences, Inc. (C)	10,808	1,593,207
Inari Medical, Inc. (C)	4,477	468,294	Quanterix Corp. (C)	29,168	2,209,476
Insulet Corp. (C)	9,013	2,335,268	Repligen Corp. (C)	2,275	483,187
Intuitive Surgical, Inc. (C)	19,638	14,469,278	Seer, Inc. (C)	32,179	1,551,993
iRhythm Technologies, Inc. (C)	11,194	1,801,115	Thermo Fisher Scientific, Inc.	37,039	16,670,513
Lantheus Holdings, Inc. (C)	27,558	514,783	Wuxi Biologics Cayman, Inc. (C)(D)	84,000	1,040,669
Nevro Corp. (C)	14,167	2,340,105			50,426,201
Novocure, Ltd. (C)	10,500	1,565,550	Pharmaceuticals – 11.2%
Ortho Clinical Diagnostics Holdings
			Arvinas, Inc. (C)	18,464	1,445,731
PLC (C)	88,560	1,532,088
			Astellas Pharma, Inc.	78,100	1,234,852
Outset Medical, Inc. (C)	27,115	1,350,056
			AstraZeneca PLC, ADR	137,033	6,629,657
Penumbra, Inc. (C)	15,918	4,527,557
			Atea Pharmaceuticals, Inc. (C)	5,730	431,813
Pulmonx Corp. (C)	5,987	340,241
			Athira Pharma, Inc. (C)	18,432	406,610
Quidel Corp. (C)	15,202	2,497,081
			Axsome Therapeutics, Inc. (C)	8,841	595,530
Shockwave Medical, Inc. (C)	10,298	1,202,394
			Cara Therapeutics, Inc. (C)	22,024	404,140
Stryker Corp.	45,537	11,051,375
			Catalent, Inc. (C)	20,689	2,352,546
Tandem Diabetes Care, Inc. (C)	9,600	921,504
			Daiichi Sankyo Company, Ltd.	69,300	1,967,868
Teleflex, Inc.	8,683	3,456,876
			Eisai Company, Ltd.	13,800	951,668
The Cooper Companies, Inc.	6,020	2,324,503
			Elanco Animal Health, Inc. (C)	26,639	875,358
West Pharmaceutical Services, Inc.	14,582	4,092,438
			Eli Lilly & Company	75,791	15,528,818
Zimmer Biomet Holdings, Inc.	9,307	1,517,599
			Merck & Company, Inc.	121,857	8,849,255
		99,245,530
Health care providers and services – 15.3%			Merck KGaA	14,769	2,400,969
			Milestone Pharmaceuticals, Inc. (C)	9,082	65,300
Amedisys, Inc. (C)	5,561	1,410,492	Pliant Therapeutics, Inc. (C)	4,208	139,243
Anthem, Inc.	21,602	6,549,510	Reata Pharmaceuticals, Inc., Class A (C)	6,485	792,856
Centene Corp. (C)	119,191	6,977,441	Roche Holding AG	13,417	4,401,565
Cigna Corp.	38,745	8,132,576	Royalty Pharma PLC, Class A	50,352	2,344,893
Guardant Health, Inc. (C)	16,563	2,437,742	WaVe Life Sciences, Ltd. (C)	21,728	204,460
HCA Healthcare, Inc.	33,841	5,821,667			52,023,132
Humana, Inc.	20,140	7,646,151
					453,385,507
Molina Healthcare, Inc. (C)	17,028	3,690,989
			Information technology – 0.1%
Oak Street Health, Inc. (C)	7,538	399,740
			Electronic equipment, instruments and components – 0.1%
Option Care Health, Inc. (C)	35,223	675,929
Surgery Partners, Inc. (C)	21,455	846,829	908 Devices, Inc. (C)	5,993	318,768
The Pennant Group, Inc. (C)	17,090	902,010	Software – 0.0%
UnitedHealth Group, Inc.	77,077	25,606,522	Nuance Communications, Inc. (C)	6,196	276,342
		71,097,598			595,110
Health care technology – 1.7%			Materials – 0.1%
Accolade, Inc. (C)	7,386	327,348	Chemicals – 0.1%
Certara, Inc. (C)	16,800	582,120
			Amyris, Inc. (C)	19,362	267,196
Multiplan Corp. (C)	54,680	388,775
			TOTAL COMMON STOCKS (Cost $315,276,614)		$456,786,582
Phreesia, Inc. (C)	22,111	1,354,299

Schrodinger, Inc. (C)	6,306	646,239	PREFERRED SECURITIES – 1.4%
Teladoc Health, Inc. (C)	5,648	1,248,716	Consumer discretionary – 0.2%
Veeva Systems, Inc., Class A (C)	12,283	3,440,591
			Specialty retail – 0.2%
		7,988,088
			JAND, Inc., Series D (A)(B)(C)	37,822	1,004,931
Life sciences tools and services – 10.8%
			Health care – 0.7%
10X Genomics, Inc., Class A (C)	11,835	2,106,512	Health care equipment and supplies – 0.7%
Adaptive Biotechnologies Corp. (C)	24,522	1,387,210
			Sartorius AG	5,901	3,030,894
Agilent Technologies, Inc.	59,489	7,261,822
			Information technology – 0.5%
Avantor, Inc. (C)	99,863	2,783,182
Berkeley Lights, Inc. (C)	8,398	520,424	Software – 0.5%
Bio-Techne Corp.	3,425	1,238,788	Doximity, Inc. (A)(B)(C)	63,738	2,333,448
Bruker Corp.	48,763	2,973,568	TOTAL PREFERRED SECURITIES (Cost $1,783,683)		$6,369,273
Codexis, Inc. (C)	18,858	416,950

Evotec SE (C)	27,513	1,064,083
Illumina, Inc. (C)	2,079	913,533
Lonza Group AG	2,211	1,394,578
The accompanying notes are an integral part of the financial statements.	28

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)

		Shares or
		Principal
		Amount	Value
WARRANTS – 0.0%
Cerevel Therapeutics Holdings, Inc.
(Expiration Date: 10-27-25; Strike
Price: $11.50) (C)		5,863	$27,673
TOTAL WARRANTS (Cost $11,452)			$27,673
SHORT-TERM INVESTMENTS – 2.3%
Short-term funds – 2.3%
State Street Institutional
U.S. Government Money Market
Fund, Premier Class, 0.0302% (E)		1,056,859	1,056,859
T. Rowe Price Government Reserve
Fund, 0.0502% (E)		9,319,274	9,319,274
TOTAL SHORT-TERM INVESTMENTS (Cost $10,376,133)			$10,376,133
Total Investments (Health Sciences Fund)
(Cost $327,447,882) – 101.8%			$473,559,661
Other assets and liabilities, net – (1.8%)			(8,187,501)
TOTAL NET ASSETS – 100.0%			$465,372,160
Security Abbreviations and Legend

ADR	American Depositary Receipt

(A)Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.

(B)Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.

(C)Non-income producing security.

(D)These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(E)The rate shown is the annualized seven-day yield as of 2-28-21.

High Yield Fund

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.7%
Argentina – 0.3%
Provincia de Buenos Aires
7.875%, 06/15/2027 (A)		$870,000	$287,100
Republic of Argentina
1.000%, 07/09/2029		54,775	21,581
(0.125% to 7-9-21, then 0.500% to
7-9-23, then 0.750% to 7-9-27, then
1.750% thereafter), 07/09/2030		716,203	259,265
(0.125% to 7-9-21, then 1.125% to
7-9-22, then 1.500% to 7-9-23, then
3.625% to 7-9-24, then 4.125% to
7-9-27, then 4.750% to 7-9-28, then
5.000% thereafter), 07/09/2035		476,895	151,891
			719,837
Brazil – 0.4%
Federative Republic of Brazil
10.000%, 01/01/2023 to 01/01/2027	BRL	4,175,000	810,758
Indonesia – 0.0%
Republic of Indonesia
8.375%, 03/15/2034	IDR	543,000,000	42,088
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $2,868,957)			$1,572,683
CORPORATE BONDS – 81.4%
Communication services – 11.1%
Allen Media LLC
10.500%, 02/15/2028 (B)		$950,000	999,875

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Altice France Holding SA
10.500%, 05/15/2027 (B)	$290,000	$326,047
Altice France SA
7.375%, 05/01/2026 (B)	2,330,000	2,429,491
CCO Holdings LLC
4.250%, 02/01/2031 (B)	100,000	101,250
4.500%, 05/01/2032 (B)	760,000	780,672
5.125%, 05/01/2027 (B)	1,270,000	1,330,452
5.750%, 02/15/2026 (B)	215,000	222,213
Charter Communications Operating LLC
6.484%, 10/23/2045	250,000	335,121
CSC Holdings LLC
6.500%, 02/01/2029 (B)	1,370,000	1,515,152
DISH DBS Corp.
7.750%, 07/01/2026	2,060,000	2,267,030
Frontier Communications Corp.
6.750%, 05/01/2029 (B)	480,000	502,656
iHeartCommunications, Inc.
4.750%, 01/15/2028 (B)	280,000	285,950
5.250%, 08/15/2027 (B)	780,000	799,500
Intelsat Jackson Holdings SA
8.000%, 02/15/2024 (A)(B)	330,000	340,725
Legends Hospitality Holding
Company LLC
5.000%, 02/01/2026 (B)	880,000	895,400
Match Group Holdings II LLC
4.625%, 06/01/2028 (B)	510,000	529,472
Netflix, Inc.
4.875%, 06/15/2030 (B)	500,000	575,000
5.375%, 11/15/2029 (B)	180,000	212,661
6.375%, 05/15/2029	490,000	608,825
Sprint Capital Corp.
8.750%, 03/15/2032	910,000	1,354,080
Sprint Communications, Inc.
11.500%, 11/15/2021	591,000	630,893
Sprint Corp.
7.625%, 02/15/2025	40,000	47,600
7.875%, 09/15/2023	1,470,000	1,697,189
Switch, Ltd.
3.750%, 09/15/2028 (B)	540,000	550,125
Time Warner Cable LLC
7.300%, 07/01/2038	680,000	971,953
Univision Communications, Inc.
9.500%, 05/01/2025 (B)	350,000	381,395
UPC Holding BV
5.500%, 01/15/2028 (B)	370,000	380,638
Urban One, Inc.
7.375%, 02/01/2028 (B)	350,000	352,499
Virgin Media Secured Finance PLC
5.500%, 08/15/2026 to 05/15/2029 (B)	1,190,000	1,254,593
Virgin Media Vendor Financing Notes IV
DAC
5.000%, 07/15/2028 (B)	510,000	521,730
ZoomInfo Technologies LLC
3.875%, 02/01/2029 (B)	280,000	277,900
		23,478,087
Consumer discretionary – 15.8%
Academy, Ltd.
6.000%, 11/15/2027 (B)	270,000	284,774
Adtalem Global Education, Inc.
5.500%, 03/01/2028 (B)	1,040,000	1,035,112
American Axle & Manufacturing, Inc.
6.500%, 04/01/2027 (C)	670,000	699,574
The accompanying notes are an integral part of the financial statements.	29

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)				High Yield Fund (continued)
		Shares or			Shares or
		Principal			Principal
		Amount	Value		Amount	Value
CORPORATE BONDS (continued)				CORPORATE BONDS (continued)
Consumer discretionary (continued)				Consumer discretionary (continued)
American News Company LLC (8.500%				Sands China, Ltd.
Cash or 10.000% PIK) 8.500%,				5.400%, 08/08/2028	$200,000	$229,384
09/01/2026 (B)		$1,107,348	$1,242,998	Scientific Games International, Inc.
Boyne USA, Inc.				7.000%, 05/15/2028 (B)	860,000	911,342
7.250%, 05/01/2025 (B)		1,130,000	1,175,449	Silversea Cruise Finance, Ltd.
Caesars Entertainment, Inc.				7.250%, 02/01/2025 (B)	632,000	654,190
6.250%, 07/01/2025 (B)		390,000	412,911	Sizzling Platter LLC
Carnival Corp.				8.500%, 11/28/2025 (B)	460,000	477,250
5.750%, 03/01/2027 (B)		720,000	730,908	Speedway Motorsports LLC
Carriage Services, Inc.				4.875%, 11/01/2027 (B)	280,000	279,300
6.625%, 06/01/2026 (B)		730,000	766,500	Sugarhouse HSP Gaming Prop Mezz LP
Century Communities, Inc.				5.875%, 05/15/2025 (B)	380,000	368,600
5.875%, 07/15/2025		1,040,000	1,084,569	TopBuild Corp.
Empire Communities Corp.				3.625%, 03/15/2029 (B)	570,000	572,138
7.000%, 12/15/2025 (B)		690,000	726,225	Viking Cruises, Ltd.
ESH Hospitality, Inc.				5.875%, 09/15/2027 (B)	570,000	548,739
4.625%, 10/01/2027 (B)		420,000	426,560	7.000%, 02/15/2029 (B)	840,000	852,600
Fontainebleau Las Vegas Holdings LLC				13.000%, 05/15/2025 (B)	1,000,000	1,177,260
11.000%, 06/15/2015 (A)(B)		2,983,778	298	VOC Escrow, Ltd.
Ford Motor Company				5.000%, 02/15/2028 (B)	990,000	978,219
9.000%, 04/22/2025		660,000	798,452	WW International, Inc.
Ford Motor Credit Company LLC				8.625%, 12/01/2025 (B)	900,000	939,312
3.096%, 05/04/2023		790,000	802,324	Wynn Macau, Ltd.
4.000%, 11/13/2030		420,000	429,450	5.125%, 12/15/2029 (B)	300,000	306,000
5.113%, 05/03/2029		1,160,000	1,270,200	5.625%, 08/26/2028 (B)	590,000	613,600
5.125%, 06/16/2025		500,000	540,000	Wynn Resorts Finance LLC
Full House Resorts, Inc.				7.750%, 04/15/2025 (B)	600,000	651,120
8.250%, 02/15/2028 (B)		530,000	561,800			33,303,009
Golden Nugget, Inc.				Consumer staples – 1.3%
6.750%, 10/15/2024 (B)		660,000	671,141
				Edgewell Personal Care Company
Hilton Domestic Operating
				4.125%, 04/01/2029 (B)	350,000	348,688
Company, Inc.
				Kraft Heinz Foods Company
5.375%, 05/01/2025 (B)		410,000	431,218
				5.200%, 07/15/2045	390,000	468,677
IRB Holding Corp.
				5.500%, 06/01/2050	220,000	282,875
7.000%, 06/15/2025 (B)		370,000	401,565
				Sally Holdings LLC
L Brands, Inc.
				5.625%, 12/01/2025	980,000	1,002,050
5.250%, 02/01/2028		1,080,000	1,155,600
				Simmons Foods, Inc.
6.625%, 10/01/2030 (B)		340,000	380,871
				4.625%, 03/01/2029 (B)	620,000	627,998
6.875%, 07/01/2025 (B)		290,000	316,825
						2,730,288
9.375%, 07/01/2025 (B)		370,000	457,875
				Energy – 10.8%
Marston's Issuer PLC (3 month GBP
LIBOR + 2.550%) 2.578%,				Antero Midstream Partners LP
07/16/2035 (D)	GBP	380,000	407,752	5.375%, 09/15/2024	250,000	251,875
MDC Holdings, Inc.				Apache Corp.
6.000%, 01/15/2043		$290,000	382,800	5.100%, 09/01/2040	360,000	367,319
Melco Resorts Finance, Ltd.				7.750%, 12/15/2029	320,000	368,000
5.375%, 12/04/2029 (B)		340,000	359,815	Berry Petroleum Company LLC
Michaels Stores, Inc.				7.000%, 02/15/2026 (B)	840,000	808,500
8.000%, 07/15/2027 (B)		360,000	384,300	Blue Racer Midstream LLC
Mohegan Gaming & Entertainment				6.625%, 07/15/2026 (B)	1,200,000	1,212,000
7.875%, 10/15/2024 (B)(C)		560,000	585,200	7.625%, 12/15/2025 (B)	130,000	139,777
NCL Corp., Ltd.				Cenovus Energy, Inc.
3.625%, 12/15/2024 (B)		720,000	672,984	5.375%, 07/15/2025	100,000	113,225
5.875%, 03/15/2026 (B)		310,000	311,488	5.400%, 06/15/2047	60,000	69,235
10.250%, 02/01/2026 (B)		720,000	837,000	6.750%, 11/15/2039	140,000	181,842
12.250%, 05/15/2024 (B)		800,000	951,000	Cheniere Energy Partners LP
Party City Holdings, Inc.				4.000%, 03/01/2031 (B)	500,000	503,915
8.750%, 02/15/2026 (B)		740,000	754,800	Chesapeake Energy Corp.
PetSmart, Inc.				5.500%, 02/01/2026 (B)	90,000	93,827
4.750%, 02/15/2028 (B)		250,000	258,540	5.875%, 02/01/2029 (B)	100,000	106,752
7.750%, 02/15/2029 (B)		250,000	268,125	CNX Midstream Partners LP
Real Hero Merger Sub 2, Inc.				6.500%, 03/15/2026 (B)	310,000	319,300
6.250%, 02/01/2029 (B)		270,000	278,100	Comstock Resources, Inc.
Rent-A-Center, Inc.				7.500%, 05/15/2025 (B)	280,000	291,900
6.375%, 02/15/2029 (B)		470,000	488,852	9.750%, 08/15/2026	600,000	652,500
The accompanying notes are an integral part of the financial statements.	30

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)				High Yield Fund (continued)
		Shares or			Shares or
		Principal			Principal
		Amount	Value		Amount	Value
CORPORATE BONDS (continued)				CORPORATE BONDS (continued)
Energy (continued)				Financials (continued)
Continental Resources, Inc.				BNP Paribas SA (7.375% to 8-19-25,
4.375%, 01/15/2028		$460,000	$484,021	then 5 Year U.S. Swap Rate +
5.750%, 01/15/2031 (B)		760,000	856,680	5.150%) 08/19/2025 (B)(E)	$350,000	$405,038
DCP Midstream Operating LP				Credit Agricole SA (8.125% to 12-23-25,
6.450%, 11/03/2036 (B)		310,000	346,580	then 5 Year U.S. Swap Rate +
6.750%, 09/15/2037 (B)		700,000	787,500	6.185%) 12/23/2025 (B)(E)	370,000	447,238
Endeavor Energy Resources LP				Credit Suisse Group AG (6.375% to
5.500%, 01/30/2026 (B)		270,000	275,400	8-21-26, then 5 Year CMT + 4.822%)
5.750%, 01/30/2028 (B)		50,000	52,850	08/21/2026 (B)(E)	840,000	936,600
6.625%, 07/15/2025 (B)		350,000	367,878	DAE Funding LLC
EQM Midstream Partners LP				5.000%, 08/01/2024 (B)	230,000	237,475
5.500%, 07/15/2028		620,000	638,600	5.750%, 11/15/2023 (B)	740,000	761,275
6.000%, 07/01/2025 (B)		260,000	274,680	Donnelley Financial Solutions, Inc.
6.500%, 07/01/2027 (B)		240,000	257,450	8.250%, 10/15/2024	680,000	708,900
6.500%, 07/15/2048		250,000	236,250	FirstCash, Inc.
EQT Corp.				4.625%, 09/01/2028 (B)	710,000	737,633
3.900%, 10/01/2027		250,000	259,303	Highlands Holdings Bond Issuer, Ltd.
5.000%, 01/15/2029		640,000	700,800	(7.625% Cash or 8.375% PIK)
7.625%, 02/01/2025		710,000	825,886	7.625%, 10/15/2025 (B)	660,000	699,600
MEG Energy Corp.				Ladder Capital Finance Holdings LLLP
5.875%, 02/01/2029 (B)		490,000	497,497	4.250%, 02/01/2027 (B)	530,000	511,450
7.125%, 02/01/2027 (B)		1,200,000	1,259,640	LD Holdings Group LLC
Murphy Oil Corp.				6.500%, 11/01/2025 (B)	760,000	805,600
5.750%, 08/15/2025		590,000	584,100	NatWest Group PLC (8.625% to
Northern Oil and Gas, Inc.				8-15-21, then 5 Year U.S. Swap Rate
8.125%, 03/01/2028 (B)		310,000	305,645	+ 7.598%) 08/15/2021 (E)	670,000	691,775
Occidental Petroleum Corp.				Navient Corp.
2.700%, 02/15/2023		203,000	198,434	5.000%, 03/15/2027	330,000	323,400
2.900%, 08/15/2024		860,000	836,935	NMI Holdings, Inc.
6.125%, 01/01/2031		330,000	368,676	7.375%, 06/01/2025 (B)	720,000	813,600
8.875%, 07/15/2030		510,000	651,846	Quicken Loans LLC
Occidental Petroleum Corp. (3 month				3.875%, 03/01/2031 (B)	780,000	774,150
LIBOR + 1.450%) 1.644%,				5.250%, 01/15/2028 (B)	890,000	938,995
08/15/2022 (D)		80,000	78,200	Starwood Property Trust, Inc.
PBF Holding Company LLC				5.500%, 11/01/2023 (B)	330,000	344,025
9.250%, 05/15/2025 (B)		220,000	214,434	StoneX Group, Inc.
Petrobras Global Finance BV				8.625%, 06/15/2025 (B)	300,000	318,750
5.750%, 02/01/2029		40,000	44,724	UBS Group AG (7.000% to 1-31-24,
6.850%, 06/05/2115		580,000	630,750	then 5 Year U.S. Swap Rate +
Range Resources Corp.				4.344%) 01/31/2024 (B)(E)	810,000	885,938
5.000%, 03/15/2023 (C)		262,000	263,310	UniCredit SpA (5.459% to 6-30-30, then
8.250%, 01/15/2029 (B)		510,000	548,097	5 Year CMT + 4.750%)
9.250%, 02/01/2026		520,000	565,869	06/30/2035 (B)	790,000	853,811
Tallgrass Energy Partners LP				UniCredit SpA (7.296% to 4-2-29, then 5
6.000%, 12/31/2030 (B)		780,000	775,788	Year ICE Swap Rate + 4.914%)
Targa Resources Partners LP				04/02/2034 (B)	690,000	819,651
4.875%, 02/01/2031 (B)		610,000	625,555			14,846,334
The Williams Companies, Inc.				Health care – 9.5%
7.500%, 01/15/2031		650,000	882,888
				AdaptHealth LLC
Vesta Energy Corp.
				4.625%, 08/01/2029 (B)	490,000	490,779
8.125%, 07/24/2023 (B)	CAD	920,000	289,172
				Air Methods Corp.
Western Midstream Operating LP
				8.000%, 05/15/2025 (B)	160,000	150,800
3.950%, 06/01/2025		$80,000	80,800
				Akumin, Inc.
4.350%, 02/01/2025		590,000	603,936
				7.000%, 11/01/2025 (B)	770,000	804,650
5.500%, 08/15/2048		610,000	628,300
				Bausch Health Americas, Inc.
			22,778,441
Financials – 7.1%				9.250%, 04/01/2026 (B)	1,201,000	1,331,248
				Bausch Health Companies, Inc.
Allied Universal Holdco LLC				5.000%, 02/15/2029 (B)	930,000	940,463
6.625%, 07/15/2026 (B)		750,000	794,273	6.250%, 02/15/2029 (B)	2,340,000	2,493,738
Barclays PLC (5.088% to 6-20-29, then				Centene Corp.
3 month LIBOR + 3.054%)				4.625%, 12/15/2029	790,000	852,410
06/20/2030		310,000	359,877	5.375%, 06/01/2026 (B)	570,000	595,587
Barclays PLC (8.000% to 6-15-24, then				Cheplapharm Arzneimittel GmbH
5 Year CMT + 5.672%)				5.500%, 01/15/2028 (B)	710,000	724,200
06/15/2024 (E)		600,000	677,280
The accompanying notes are an integral part of the financial statements.	31

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)			High Yield Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
CORPORATE BONDS (continued)			CORPORATE BONDS (continued)
Health care (continued)			Industrials (continued)
Community Health Systems, Inc.			Mileage Plus Holdings LLC
6.625%, 02/15/2025 (B)	$940,000	$988,529	6.500%, 06/20/2027 (B)	$550,000	$600,875
6.875%, 04/15/2029 (B)	1,160,000	1,190,682	Park-Ohio Industries, Inc.
8.000%, 03/15/2026 (B)	70,000	74,739	6.625%, 04/15/2027	100,000	101,714
Endo DAC			PM General Purchaser LLC
9.500%, 07/31/2027 (B)	260,000	292,825	9.500%, 10/01/2028 (B)	710,000	781,675
Global Medical Response, Inc.			Prime Security Services Borrower LLC
6.500%, 10/01/2025 (B)	400,000	416,000	5.750%, 04/15/2026 (B)	790,000	851,225
HCA, Inc.			6.250%, 01/15/2028 (B)	1,060,000	1,098,086
5.625%, 09/01/2028	1,000,000	1,162,500	Sensata Technologies, Inc.
HLF Financing Sarl LLC			4.375%, 02/15/2030 (B)	420,000	447,825
7.250%, 08/15/2026 (B)	610,000	634,055	Signature Aviation US Holdings, Inc.
Legacy LifePoint Health LLC			5.375%, 05/01/2026 (B)	790,000	807,775
4.375%, 02/15/2027 (B)	530,000	526,862	Spirit Loyalty Cayman, Ltd.
MPH Acquisition Holdings LLC			8.000%, 09/20/2025 (B)	970,000	1,092,181
5.750%, 11/01/2028 (B)	660,000	655,050	SRM Escrow Issuer LLC
Par Pharmaceutical, Inc.			6.000%, 11/01/2028 (B)	830,000	862,163
7.500%, 04/01/2027 (B)	710,000	763,250	Surgery Center Holdings, Inc.
Radiology Partners, Inc.			10.000%, 04/15/2027 (B)	110,000	122,377
9.250%, 02/01/2028 (B)	490,000	530,425	The Boeing Company
RegionalCare Hospital Partners			5.150%, 05/01/2030	430,000	501,063
Holdings, Inc.			TransDigm, Inc.
9.750%, 12/01/2026 (B)	480,000	517,306	4.625%, 01/15/2029 (B)	930,000	914,888
Syneos Health, Inc.			6.250%, 03/15/2026 (B)	430,000	453,173
3.625%, 01/15/2029 (B)	590,000	578,200	8.000%, 12/15/2025 (B)	370,000	402,838
Tenet Healthcare Corp.			United Airlines 2020-1 Class B Pass
4.625%, 06/15/2028 (B)	780,000	811,450	Through Trust
6.750%, 06/15/2023	550,000	593,769	4.875%, 01/15/2026	310,000	319,818
7.500%, 04/01/2025 (B)	650,000	705,705	United Rentals North America, Inc.
Teva Pharmaceutical Finance			5.250%, 01/15/2030	850,000	935,000
Company LLC			5.500%, 05/15/2027	490,000	518,175
6.150%, 02/01/2036	250,000	272,500	Vertical U.S. Newco, Inc.
U.S. Renal Care, Inc.			5.250%, 07/15/2027 (B)	790,000	823,575
10.625%, 07/15/2027 (B)	750,000	821,250	Waste Pro USA, Inc.
		19,918,972	5.500%, 02/15/2026 (B)	580,000	596,246
Industrials – 10.4%			XPO CNW, Inc.
			6.700%, 05/01/2034	740,000	862,304
Anagram International, Inc. (5.000%
			XPO Logistics, Inc.
Cash and 5.000% PIK) 10.000%,
			6.250%, 05/01/2025 (B)	540,000	579,987
08/15/2026 (B)	80,959	81,769
					21,979,305
ATS Automation Tooling Systems, Inc.			Information technology – 3.5%
4.125%, 12/15/2028 (B)	490,000	495,537
BWX Technologies, Inc.			Alliance Data Systems Corp.
5.375%, 07/15/2026 (B)	560,000	579,600	4.750%, 12/15/2024 (B)	600,000	612,000
Clark Equipment Company			Black Knight InfoServ LLC
5.875%, 06/01/2025 (B)	280,000	295,400	3.625%, 09/01/2028 (B)	540,000	536,814
Cornerstone Building Brands, Inc.			CDK Global, Inc.
6.125%, 01/15/2029 (B)	460,000	471,500	5.250%, 05/15/2029 (B)	20,000	21,527
CP Atlas Buyer, Inc.			CDW LLC
7.000%, 12/01/2028 (B)	480,000	498,600	4.250%, 04/01/2028	440,000	456,588
Delta Air Lines, Inc.			CommScope Technologies LLC
4.750%, 10/20/2028 (B)	440,000	488,591	5.000%, 03/15/2027 (B)	250,000	244,895
Foundation Building Materials, Inc.			CommScope, Inc.
6.000%, 03/01/2029 (B)	320,000	319,200	8.250%, 03/01/2027 (B)	1,370,000	1,443,624
GFL Environmental, Inc.			Entegris, Inc.
3.750%, 08/01/2025 (B)	370,000	377,861	4.375%, 04/15/2028 (B)	390,000	409,200
8.500%, 05/01/2027 (B)	818,000	899,800	Fair Isaac Corp.
Global Aircraft Leasing Company, Ltd.			4.000%, 06/15/2028 (B)	220,000	227,634
(6.500% Cash or 7.250% PIK)			Gartner, Inc.
6.500%, 09/15/2024 (B)	2,663,162	2,471,681	3.750%, 10/01/2030 (B)	790,000	799,875
H&E Equipment Services, Inc.			Microchip Technology, Inc.
3.875%, 12/15/2028 (B)	790,000	760,375	4.250%, 09/01/2025 (B)	350,000	367,250
Hawaiian Brand Intellectual			Open Text Holdings, Inc.
Property, Ltd.			4.125%, 02/15/2030 (B)	400,000	416,000
5.750%, 01/20/2026 (B)	540,000	566,428	Rackspace Technology Global, Inc.
			3.500%, 02/15/2028 (B)	660,000	647,216

The accompanying notes are an integral part of the financial statements.	32

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Shift4 Payments LLC
4.625%, 11/01/2026 (B)	$740,000	$773,892
Unisys Corp.
6.875%, 11/01/2027 (B)	450,000	495,000
		7,451,515
Materials – 6.3%
ARD Finance SA (6.500% Cash or
7.250% PIK) 6.500%, 06/30/2027 (B)	540,000	571,050
Ardagh Packaging Finance PLC
3.250%, 09/01/2028 (B)	500,000	500,000
4.000%, 09/01/2029 (B)	850,000	850,000
5.250%, 08/15/2027 (B)	520,000	538,694
Brundage-Bone Concrete Pumping
Holdings, Inc.
6.000%, 02/01/2026 (B)	680,000	704,058
Cascades, Inc.
5.375%, 01/15/2028 (B)	610,000	644,313
First Quantum Minerals, Ltd.
6.500%, 03/01/2024 (B)	200,000	204,000
6.875%, 03/01/2026 to 10/15/2027 (B)	1,300,000	1,384,925
7.250%, 04/01/2023 (B)	644,000	656,880
7.500%, 04/01/2025 (B)	246,000	253,995
Flex Acquisition Company, Inc.
7.875%, 07/15/2026 (B)	460,000	477,250
Freeport-McMoRan, Inc.
5.450%, 03/15/2043	1,620,000	2,012,850
Greif, Inc.
6.500%, 03/01/2027 (B)	899,000	943,950
Hudbay Minerals, Inc.
4.500%, 04/01/2026 (B)	250,000	253,283
6.125%, 04/01/2029 (B)	310,000	334,090
7.625%, 01/15/2025 (B)	390,000	406,037
INEOS Quattro Finance 2 PLC
3.375%, 01/15/2026 (B)	200,000	199,500
Kraton Polymers LLC
4.250%, 12/15/2025 (B)	480,000	486,010
Mercer International, Inc.
5.125%, 02/01/2029 (B)	260,000	263,624
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (A)(B)	1,953,148	2,539
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)	1,140,000	114
Olin Corp.
5.000%, 02/01/2030	560,000	586,432
Summit Materials LLC
5.250%, 01/15/2029 (B)	890,000	944,513
		13,218,107
Real estate – 4.9%
CoreCivic, Inc.
5.000%, 10/15/2022	370,000	372,024
Diversified Healthcare Trust
4.375%, 03/01/2031	260,000	257,400
4.750%, 02/15/2028	600,000	591,000
9.750%, 06/15/2025	680,000	765,850
Five Point Operating Company LP
7.875%, 11/15/2025 (B)	1,240,000	1,308,460
Forestar Group, Inc.
5.000%, 03/01/2028 (B)	700,000	731,500
8.000%, 04/15/2024 (B)	660,000	686,400
Kennedy-Wilson, Inc.
5.000%, 03/01/2031	650,000	671,125
MPT Operating Partnership LP
4.625%, 08/01/2029	380,000	408,559
5.000%, 10/15/2027	600,000	636,750

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Park Intermediate Holdings LLC
5.875%, 10/01/2028 (B)	$410,000	$431,904
Realogy Group LLC
5.750%, 01/15/2029 (B)	520,000	523,900
7.625%, 06/15/2025 (B)	670,000	729,737
Service Properties Trust
5.500%, 12/15/2027	430,000	463,338
The GEO Group, Inc.
6.000%, 04/15/2026	1,500,000	1,095,000
VICI Properties LP
4.125%, 08/15/2030 (B)	600,000	624,000
		10,296,947
Utilities – 0.7%
Calpine Corp.
5.000%, 02/01/2031 (B)	520,000	514,654
Talen Energy Supply LLC
6.625%, 01/15/2028 (B)	510,000	526,575
10.500%, 01/15/2026 (B)	400,000	382,000
		1,423,229
TOTAL CORPORATE BONDS
(Cost $166,810,870)		$171,424,234
CONVERTIBLE BONDS – 1.7%
Communication services – 0.5%
DISH Network Corp.
2.375%, 03/15/2024	830,000	784,647
3.375%, 08/15/2026	220,000	206,872
Liberty Broadband Corp.
1.250%, 09/30/2050 (B)	60,000	59,769
		1,051,288
Consumer discretionary – 0.1%
Liberty Latin America, Ltd.
2.000%, 07/15/2024	210,000	205,667
Energy – 0.4%
Cheniere Energy, Inc.
4.250%, 03/15/2045	1,080,000	882,585
Financials – 0.4%
Apollo Commercial Real Estate
Finance, Inc.
4.750%, 08/23/2022	530,000	518,075
Blackstone Mortgage Trust, Inc.
4.375%, 05/05/2022	440,000	446,848
		964,923
Health care – 0.0%
Halozyme Therapeutics, Inc.
0.250%, 03/01/2027 (B)	40,000	39,273
Information technology – 0.1%
Alarm.com Holdings, Inc.
0.675%, 01/15/2026 (B)(F)	110,000	106,399
Dropbox, Inc.
0.244%, 03/01/2028 (B)(F)	40,000	39,314
0.314%, 03/01/2026 (B)(F)	50,000	49,210
		194,923
Real estate – 0.2%
GEO Corrections Holdings, Inc.
6.500%, 02/23/2026 (B)	390,000	400,264
TOTAL CONVERTIBLE BONDS
(Cost $3,726,908)		$3,738,923
The accompanying notes are an integral part of the financial statements.	33

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (G) – 9.1%
Communication services – 0.8%
Allen Media LLC, 2020 Term Loan B (3
month LIBOR + 5.500%) 5.754%,
02/10/2027	$606,149	$605,015
Gannett Holdings LLC, 2021 Term Loan
B (3 month LIBOR + 7.000%)
7.750%, 01/29/2026	639,360	638,164
iHeartCommunications, Inc., 2020 Term
Loan (1 month LIBOR + 3.000%)
3.115%, 05/01/2026	441,395	436,870
		1,680,049
Consumer discretionary – 2.9%
Adtalem Global Education, Inc., 2021
Term Loan B
02/11/2028 TBD (H)	870,000	861,300
Bass Pro Group LLC, 2021 Term Loan
B
02/26/2028 TBD (H)	360,000	358,200
Clarios Global LP, USD Term Loan B (1
month LIBOR + 3.500%) 3.615%,
04/30/2026	562,393	562,747
Equinox Holdings, Inc., 2020 Term Loan
B2 (3 month LIBOR + 9.000%)
10.000%, 03/08/2024	417,900	417,900
Michaels Stores, Inc., 2020 Term Loan B
(1 month LIBOR + 3.500%) 4.250%,
10/01/2027	306,918	306,457
Petco Health & Wellness Company, Inc.,
2021 Term Loan B
02/24/2028 TBD (H)	1,380,000	1,378,275
PetSmart, Inc., 2021 Term Loan B (3
month LIBOR + 3.500%) 4.250%,
02/12/2028	540,000	543,542
Rent-A-Center, Inc., 2021 Term Loan B
01/17/2028 TBD (H)	630,000	633,938
Spencer Spirit IH LLC, Term Loan B (1
month LIBOR + 6.000%) 6.115%,
06/19/2026	754,411	749,884
Truck Hero, Inc., 2021 Term Loan B (1
month LIBOR + 3.750%) 4.500%,
01/31/2028	360,000	360,256
		6,172,499
Energy – 0.0%
Permian Producton Partners LLC, 2020
PIK Term Loan (1 month LIBOR +
6.000% or 2.000% PIK) 7.000%,
11/23/2025	256,334	35,887
Financials – 0.9%
Acrisure LLC, 2020 Term Loan B (1
month LIBOR + 3.500%) 3.615%,
02/15/2027	535,950	532,155
Amerilife Holdings LLC, 2020 Term
Loan (3 month LIBOR + 4.000%)
4.123%, 03/18/2027	179,125	178,826
Duff + Phelps Corp., 2020 2nd Lien
Term Loan (1 month LIBOR +
8.000%) 9.000%, 04/07/2028	620,000	630,850
Jane Street Group LLC, 2021 Term Loan
01/26/2028 TBD (H)	413,705	412,377
		1,754,208
Health care – 1.6%
Eyecare Partners LLC, 2020 2nd Lien
Term Loan (1 month LIBOR +
8.250%) 8.365%, 02/18/2028	430,000	412,082

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (G) (continued)
Health care (continued)
Eyecare Partners LLC, 2020 Term Loan
(1 month LIBOR + 3.750%) 3.871%,
02/18/2027	$576,473	$567,249
McAfee LLC, 2018 USD Term Loan B
(1 month LIBOR + 3.750%) 3.865%,
09/30/2024	736,592	738,014
Option Care Health, Inc., Term Loan B
(1 month LIBOR + 3.750%) 3.865%,
08/06/2026	762,300	762,460
US Renal Care, Inc., 2019 Term Loan B
(1 month LIBOR + 5.000%) 5.125%,
06/26/2026	818,403	814,770
		3,294,575
Industrials – 1.4%
Delta Air Lines, Inc., 2020 GSR Term
Loan B (1 month LIBOR + 4.750%)
5.750%, 04/29/2023	1,303,450	1,311,597
JetBlue Airways Corp., Term Loan (3
month LIBOR + 5.250%) 6.250%,
06/17/2024	436,405	448,476
Mileage Plus Holdings LLC, 2020 Term
Loan B (3 month LIBOR + 5.250%)
6.250%, 06/25/2027	480,000	511,829
SkyMiles IP, Ltd., 2020 SkyMiles Term
Loan B (3 month LIBOR + 3.750%)
4.750%, 10/20/2027	680,000	719,243
		2,991,145
Information technology – 1.1%
Dcert Buyer, Inc., 2021 2nd Lien Term
Loan 2
02/16/2029 TBD (H)	880,000	885,500
Global Tel*Link Corp., 2018 1st Lien
Term Loan (1 month LIBOR +
4.250%) 4.365%, 11/29/2025	807,638	755,271
Peraton Holding Corp., Term Loan B
02/01/2028 TBD (H)	163,049	163,660
Rackspace Technology Global, Inc., 2021
Term Loan (3 month LIBOR +
2.750%) 3.500%, 02/03/2028	550,000	549,577
		2,354,008
Materials – 0.2%
Arctic Canadian Diamond
Company, Ltd., 2nd Lien PIK Term
Loan (2 month LIBOR + 5.000% or
12.500% PIK) 5.000%, 12/31/2027 (I)	440,000	440,000
Real estate – 0.2%
CoreCivic, Inc., 2019 Term Loan (1
month LIBOR + 4.500%) 5.500%,
12/18/2024	494,000	477,738
TOTAL TERM LOANS (Cost $19,073,281)		$19,200,109
ASSET BACKED SECURITIES – 4.9%
Babson CLO, Ltd.
Series 2020-4A, Class E (3 month
LIBOR + 5.680%)
5.904%, 01/20/2032 (B)(D)	350,000	332,156
Ballyrock CLO, Ltd.
Series 2016-1A, Class ER (3 month
LIBOR + 6.950%)
7.191%, 10/15/2028 (B)(D)	250,000	250,023
Benefit Street Partners CLO XI, Ltd.
Series 2017-12A, Class C (3 month
LIBOR + 3.050%)
3.291%, 10/15/2030 (B)(D)	250,000	245,496
The accompanying notes are an integral part of the financial statements.	34

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
BlueMountain CLO, Ltd.
Series 2012-2A, Class ER2 (3 month
LIBOR + 5.750%)
5.932%, 11/20/2028 (B)(D)	$500,000	$478,312
Series 2016-2A, Class DR (3 month
LIBOR + 7.790%)
7.972%, 08/20/2032 (B)(D)	375,000	375,579
Cook Park CLO, Ltd.
Series 2018-1A, Class E (3 month
LIBOR + 5.400%)
5.623%, 04/17/2030 (B)(D)	250,000	239,405
Cumberland Park CLO, Ltd.
Series 2015-2A, Class ER (3 month
LIBOR + 5.650%)
5.874%, 07/20/2028 (B)(D)	250,000	244,513
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month
LIBOR + 2.500%)
2.741%, 04/15/2031 (B)(D)	530,000	520,215
Series 2018-1A, Class E (3 month
LIBOR + 4.950%)
5.191%, 04/15/2031 (B)(D)	750,000	710,112
Greywolf CLO IV, Ltd.
Series 2019-1A, Class C (3 month
LIBOR + 3.950%)
4.173%, 04/17/2030 (B)(D)	430,000	430,000
Series 2019-1RA, Class CR (3 month
LIBOR + 3.650%)
3.838%, 04/17/2034 (B)(D)	390,000	390,082
Grippen Park CLO, Ltd.
Series 2017-1A, Class E (1 month
LIBOR - 5.700%)
5.924%, 01/20/2030 (B)(D)	440,000	436,899
Halsey Point CLO I, Ltd.
Series 2019-1A, Class E (3 month
LIBOR + 7.700%)
7.924%, 01/20/2033 (B)(D)	600,000	605,260
Jackson Mill CLO, Ltd.
Series 2015-1A, Class DR (3 month
LIBOR + 2.800%)
3.041%, 04/15/2027 (B)(D)	250,000	249,996
LCM XXII, Ltd.
Series 2022-A, Class DR (3 month
LIBOR + 5.500%)
5.724%, 10/20/2028 (B)(D)	500,000	468,204
Madison Park Funding XIII, Ltd.
Series 2014-13A, Class DR2 (3 month
LIBOR + 2.850%)
3.073%, 04/19/2030 (B)(D)	1,000,000	978,689
Oaktree CLO, Ltd.
Series 2019-1A, Class D (3 month
LIBOR + 3.800%)
4.022%, 04/22/2030 (B)(D)	250,000	248,492
OZLM XI, Ltd.
Series 2015-11A, Class CR (3 month
LIBOR + 3.600%)
3.805%, 10/30/2030 (B)(D)	1,000,000	1,000,121
Shackleton CLO, Ltd.
Series 2013-3A, Class DR (3 month
LIBOR + 3.020%)
3.261%, 07/15/2030 (B)(D)	500,000	478,734
TCI-Symphony CLO, Ltd.
Series 2016-1A, Class DR (3 month
LIBOR + 3.000%)
3.224%, 10/13/2029 (B)(D)	540,000	538,043

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)
Thayer Park CLO, Ltd.
Series 2017-1A, Class C (3 month
LIBOR + 3.700%)
3.924%, 04/20/2029 (B)(D)		$250,000	$250,454
Voya CLO, Ltd.
Series 2017-1A, Class C (3 month
LIBOR + 3.330%)
3.553%, 04/17/2030 (B)(D)		500,000	493,948
Zais CLO 16, Ltd.
Series 2020-16A, Class D1 (3 month
LIBOR + 5.480%)
5.770%, 10/20/2031 (B)(D)		250,000	252,391
TOTAL ASSET BACKED SECURITIES
(Cost $10,167,870)			$10,217,124
COMMON STOCKS – 1.2%
Communication services – 0.0%
New Cotai, Inc., Class B (I)(J)(K)		11	0
Consumer discretionary – 0.1%
Party City Holdco, Inc. (K)		14,839	113,667
Energy – 1.1%
Berry Corp.		196,392	974,090
Hercules Offshore, Inc. (I)(K)		120,022	60,743
KCAD Holdings I, Ltd. (I)(J)(K)		752,218,031	752
MWO Holdings LLC (I)(J)(K)		1,134	8,584
Oasis Petroleum, Inc. (K)		15,375	874,223
Southwestern Energy Company (K)		124,047	502,390
			2,420,782
TOTAL COMMON STOCKS (Cost $23,104,588)			$2,534,449
PREFERRED SECURITIES – 1.3%
Energy – 0.5%
MPLX LP (I)		17,615	572,488
Targa Resources Corp.		500	524,977
			1,097,465
Financials – 0.8%
B. Riley Financial, Inc.		11,650	296,959
B. Riley Financial, Inc.		6,325	161,604
GMAC Capital Trust I (3 month LIBOR
+ 5.785%) (D)		43,100	1,118,445
			1,577,008
TOTAL PREFERRED SECURITIES (Cost $2,667,463)			$2,674,473
SHORT-TERM INVESTMENTS – 3.6%
Short-term funds – 3.6%
John Hancock Collateral Trust,
0.1222% (L)(M)		139,403	1,394,810
State Street Institutional Treasury Plus
Money Market Fund, Premier Class,
0.0259% (L)		6,148,136	6,148,136
TOTAL SHORT-TERM INVESTMENTS (Cost $7,543,064)			$7,542,946
Total Investments (High Yield Fund)
(Cost $235,963,001) – 103.9%			$218,904,941
Other assets and liabilities, net – (3.9%)			(8,245,361)
TOTAL NET ASSETS – 100.0%			$210,659,580
Currency Abbreviations

BRL	Brazilian Real
CAD	Canadian Dollar
GBP	Pound Sterling
IDR	Indonesian Rupiah
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
The accompanying notes are an integral part of the financial statements.	35

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.

(A)Non-income producing - Issuer is in default.

(B)These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $136,104,164 or 64.6% of the fund's net assets as of 2-28-21.

(C)All or a portion of this security is on loan as of 2-28-21.

(D)Variable rate obligation. The coupon rate shown represents the rate at period end.

(E)Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(F)Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.

High Yield Fund (continued)

(G)Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(H)This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).

(I)Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.

(J)Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.

(K)Non-income producing security.

(L)The rate shown is the annualized seven-day yield as of 2-28-21.

(M)Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis^	value^	(depreciation)
5-Year U.S. Treasury Note Futures	156	Long	Jun 2021	$19,514,465	$19,339,125	$(175,340)
						$(175,340)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

								Contractual
								settlement			Unrealized	Unrealized
Contract to buy		Contract to sell			Counterparty (OTC)				date		appreciation	depreciation
GBP	587,667	USD	797,740		BNP			4/19/2021			$21,206		—
MXN	3,526,523	USD	176,384		MSCS			4/19/2021			—		$(8,674)
USD	503,999	CAD	639,606		JPM			4/19/2021			1,360		—
USD	310,107	EUR	254,004		BNP			4/19/2021			3,300		—
											$25,866		$(8,674)
SWAPS
Credit default swaps - Seller											Unamortized

Counterparty											upfront
(OTC)/				Implied			USD	Received	Fixed		payment	Unrealized
Centrally		Reference		credit	Notional		notional	fixed	payment	Maturity	paid	appreciation
cleared		obligation		spread	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
JPM		Occidental Petroleum Corp.		2.182%	810,000	USD	$810,000	1.000%	Quarterly	Dec 2023	$(83,109)	$58,727	$(24,382)
							$810,000				$(83,109)	$58,727	$(24,382)
Centrally cleared		Ford Motor Credit Company LLC		1.452%	643,000	USD	643,000	5.000%	Quarterly	Jun 2023	(31,371)	89,702	58,331
							$643,000				$(31,371)	$89,702	$58,331
							$1,453,000				$(114,480)	$148,429	$33,949
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
The accompanying notes are an integral part of the financial statements.	36

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

OTC Over-the-counter

See Notes to financial statements regarding investment transactions and other derivatives information.

International Strategic Equity Allocation Fund

Shares or

Principal

Amount Value

COMMON STOCKS - 89.8%

International Strategic Equity Allocation Fund (continued)

Shares or

Principal

Amount Value

Australia - 4.7%			COMMON STOCKS (continued)
Afterpay, Ltd. (A)	14,809	$1,352,717
			Australia (continued)
AGL Energy, Ltd.	42,935	308,735
			Washington H. Soul Pattinson &
AMP, Ltd.	237,376	274,602
			Company, Ltd.	7,470	$171,909
Ampol, Ltd.	17,298	328,807
			Wesfarmers, Ltd.	78,935	3,002,310
APA Group	81,561	585,450
			Westpac Banking Corp.	251,057	4,602,432
Aristocrat Leisure, Ltd.	40,077	937,523
			WiseTech Global, Ltd.	10,109	211,377
ASX, Ltd.	13,586	707,478
			Woodside Petroleum, Ltd.	66,095	1,246,442
Aurizon Holdings, Ltd.	133,667	393,612
			Woolworths Group, Ltd.	87,771	2,676,756
AusNet Services	127,054	162,223
					82,268,870
Australia & New Zealand Banking			Austria - 0.2%
Group, Ltd.	197,122	3,958,545
BHP Group PLC	143,302	4,551,361	Erste Group Bank AG	30,349	996,574
BHP Group, Ltd.	205,188	7,756,204	OMV AG	15,814	761,904
BlueScope Steel, Ltd.	35,068	447,860	Raiffeisen Bank International AG (A)	15,604	315,443
Brambles, Ltd.	104,824	800,790	Verbund AG (B)	7,327	556,981
CIMIC Group, Ltd. (A)	6,480	106,518	voestalpine AG	12,393	489,452
Coca-Cola Amatil, Ltd.	35,133	362,738			3,120,354
Cochlear, Ltd.	4,554	743,020	Belgium - 0.6%
Coles Group, Ltd.	92,727	1,097,813
			Ageas SA/NV	13,244	742,349
Commonwealth Bank of Australia	123,443	7,748,365
			Anheuser-Busch InBev SA/NV	55,293	3,181,758
Computershare, Ltd.	34,014	348,016
			Elia Group SA/NV	2,163	233,215
Crown Resorts, Ltd.	26,411	202,793
			Etablissements Franz Colruyt NV	3,953	236,805
CSL, Ltd.	31,620	6,444,122
			Galapagos NV (A)	3,049	251,760
Dexus	75,644	518,905
			Groupe Bruxelles Lambert SA	8,179	809,021
Evolution Mining, Ltd.	111,551	356,919
			KBC Group NV (A)	18,004	1,292,112
Fortescue Metals Group, Ltd.	117,960	2,178,504
			Proximus SADP	10,918	213,216
Goodman Group	115,790	1,479,783
			Sofina SA	1,122	370,853
Insurance Australia Group, Ltd.	172,519	662,246
			Solvay SA	5,388	655,827
Lendlease Corp., Ltd.	47,597	489,241
			UCB SA	9,188	911,050
Macquarie Group, Ltd.	24,080	2,635,875
			Umicore SA (B)	14,221	835,465
Magellan Financial Group, Ltd.	9,252	309,134
					9,733,431
Medibank Private, Ltd.	193,352	412,672
			Brazil - 0.9%
Mirvac Group	274,445	473,037
National Australia Bank, Ltd.	229,310	4,353,963	Ambev SA	288,400	721,489
Newcrest Mining, Ltd.	56,638	1,064,329	Atacadao SA	23,300	79,036
Northern Star Resources, Ltd.	76,150	589,832	B2W Cia Digital (A)	13,500	197,530
Oil Search, Ltd.	136,863	444,270	B3 SA - Brasil Bolsa Balcao	126,020	1,221,028
Orica, Ltd.	28,543	276,794	Banco Bradesco SA	79,135	290,744
Origin Energy, Ltd.	121,747	421,401	Banco BTG Pactual SA	14,900	270,232
Qantas Airways, Ltd. (A)	64,667	248,269	Banco do Brasil SA	52,600	263,272
QBE Insurance Group, Ltd.	104,526	748,518	Banco Santander Brasil SA	25,400	169,463
Ramsay Health Care, Ltd.	12,737	648,186	BB Seguridade Participacoes SA	44,400	201,472
REA Group, Ltd.	3,647	385,401	BRF SA (A)	34,800	134,376
Rio Tinto, Ltd.	25,906	2,541,898	CCR SA	72,600	145,739
Santos, Ltd.	123,338	683,323	Centrais Eletricas Brasileiras SA	19,400	112,193
Scentre Group	361,684	800,891	Cia Brasileira de Distribuicao	9,700	143,660
SEEK, Ltd.	23,156	458,063	Cia de Saneamento Basico do Estado de
Sonic Healthcare, Ltd.	31,574	774,116	Sao Paulo	20,800	136,583
South32, Ltd.	335,464	712,838	Cia Siderurgica Nacional SA	42,300	248,100
Stockland	165,887	530,040	Cosan SA	9,700	140,891
Suncorp Group, Ltd.	91,225	698,904	CPFL Energia SA	13,600	70,036
Sydney Airport (A)	92,397	418,859	Energisa SA	10,700	83,378
Tabcorp Holdings, Ltd.	148,654	506,973	Engie Brasil Energia SA	11,425	83,890
Telstra Corp., Ltd.	290,534	691,304	Equatorial Energia SA	54,400	195,111
The GPT Group	135,085	443,697	Hapvida Participacoes e Investimentos
TPG Telecom, Ltd. (A)	25,238	133,517	SA (C)	68,100	188,350
Transurban Group	190,323	1,886,144	Hypera SA	23,300	136,286
Treasury Wine Estates, Ltd.	50,330	422,622	JBS SA	65,100	299,933
Vicinity Centres	268,183	337,884	Klabin SA (A)	43,300	227,695
			Localiza Rent a Car SA	36,945	382,358
			Lojas Renner SA	48,239	315,557
The accompanying notes are an integral part of the financial statements.	37

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

International Strategic Equity Allocation Fund (continued)

	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Brazil (continued)			Canada (continued)
Magazine Luiza SA	177,900	$767,571	Great-West Lifeco, Inc.	22,341	$571,779
Multiplan Empreendimentos			Hydro One, Ltd. (C)	24,068	511,015
Imobiliarios SA	17,500	61,454	iA Financial Corp., Inc.	8,285	425,708
Natura & Company Holding SA (A)	54,100	445,701	IGM Financial, Inc.	7,082	193,216
Notre Dame Intermedica			Imperial Oil, Ltd. (B)	18,343	402,001
Participacoes SA	31,600	488,982	Intact Financial Corp.	10,053	1,123,636
Petrobras Distribuidora SA	46,000	163,506	Inter Pipeline, Ltd. (B)	30,312	426,597
Petroleo Brasileiro SA	226,400	894,822	Keyera Corp. (B)	15,800	306,291
Raia Drogasil SA	64,500	267,359	Kinross Gold Corp.	87,558	544,227
Rumo SA (A)	78,300	252,887	Kirkland Lake Gold, Ltd.	18,001	588,717
Sul America SA	19,080	112,451	Loblaw Companies, Ltd.	12,974	625,252
Suzano SA (A)	45,527	594,413	Lundin Mining Corp.	46,474	532,081
Telefonica Brasil SA	26,900	211,199	Magna International, Inc.	19,847	1,671,696
Tim SA	50,900	116,256	Metro, Inc. (B)	17,916	744,740
TOTVS SA	29,800	166,861	National Bank of Canada	23,479	1,478,922
Ultrapar Participacoes SA	43,900	151,341	Northland Power, Inc. (B)	13,641	452,878
Vale SA	225,370	3,801,073	Nutrien, Ltd. (B)	39,363	2,124,662
Via Varejo SA (A)	77,600	164,361	Onex Corp.	6,006	336,215
WEG SA	51,320	714,736	Open Text Corp.	19,197	855,010
		15,833,375	Pan American Silver Corp.	14,495	478,952
Canada - 6.4%			Parkland Corp.	10,447	331,979
			Pembina Pipeline Corp.	38,163	970,419
Agnico Eagle Mines, Ltd.	16,627	928,164
			Power Corp. of Canada	40,783	983,202
Air Canada (A)	11,662	230,014
			Quebecor, Inc., Class B	12,543	324,269
Algonquin Power & Utilities Corp.	42,496	658,177
			Restaurant Brands International, Inc.	20,014	1,200,431
Alimentation Couche-Tard, Inc., Class B	59,339	1,783,527
			RioCan Real Estate Investment Trust (B)	12,616	187,961
AltaGas, Ltd.	20,727	314,179
			Ritchie Bros Auctioneers, Inc.	7,621	415,903
Atco, Ltd., Class I	6,270	182,887
			Rogers Communications, Inc., Class B	24,932	1,080,073
B2Gold Corp.	72,989	317,742
			Royal Bank of Canada	98,385	8,377,337
Bank of Montreal	44,595	3,643,712
			Saputo, Inc.	17,402	490,089
Barrick Gold Corp.	122,134	2,279,336
			Shaw Communications, Inc., Class B	33,626	585,271
BCE, Inc.	11,909	509,356
			Shopify, Inc., Class A (A)	7,408	9,597,510
BlackBerry, Ltd. (A)	36,378	367,896
			SmartCentres Real Estate Investment
Brookfield Asset Management, Inc.,
			Trust (B)	1,192	24,625
Class A	88,623	3,579,461
			SSR Mining, Inc. (A)	15,213	216,014
CAE, Inc.	19,748	522,641
			Sun Life Financial, Inc. (B)	42,504	2,045,376
Cameco Corp.	27,330	428,870
			Suncor Energy, Inc.	105,267	2,090,285
Canadian Apartment Properties REIT	6,273	251,590
			TC Energy Corp.	64,901	2,718,233
Canadian Imperial Bank of Commerce	31,107	2,867,974
			Teck Resources, Ltd., Class B	32,506	676,889
Canadian National Railway Company	48,982	5,346,605
			TELUS Corp. (B)	30,911	619,386
Canadian Natural Resources, Ltd.	81,176	2,214,065
			The Bank of Nova Scotia	83,866	4,903,057
Canadian Pacific Railway, Ltd.	9,376	3,341,351
			The Toronto-Dominion Bank	123,999	7,516,331
Canadian Tire Corp., Ltd., Class A (B)	4,140	534,953
			Thomson Reuters Corp.	12,419	1,080,295
Canadian Utilities, Ltd., Class A	10,120	239,521
			TMX Group, Ltd.	4,167	397,807
Canopy Growth Corp. (A)(B)	15,346	505,263
			Toromont Industries, Ltd.	5,921	431,303
CCL Industries, Inc., Class B	10,621	559,426
			West Fraser Timber Company, Ltd.	5,965	407,791
Cenovus Energy, Inc.	90,474	669,704
			Wheaton Precious Metals Corp.	30,778	1,100,907
CGI, Inc. (A)	16,068	1,199,481
			WSP Global, Inc.	7,933	687,078
CI Financial Corp.	16,230	227,266
			Yamana Gold, Inc.	66,538	264,563
Constellation Software, Inc.	1,389	1,798,431
					112,115,497
Dollarama, Inc.	20,502	780,223	Chile - 0.1%
Emera, Inc. (B)	17,587	692,922
Empire Company, Ltd., Class A	12,280	341,304	Antofagasta PLC	26,598	663,832
Enbridge, Inc.	139,385	4,707,502	Banco de Chile	2,387,094	261,172
Fairfax Financial Holdings, Ltd.	1,860	757,695	Banco de Credito e Inversiones SA	2,774	120,196
First Capital Real Estate			Banco Santander Chile	3,317,793	189,251
Investment Trust	1,095	13,363	Cencosud SA	75,852	148,281
First Quantum Minerals, Ltd.	40,468	872,259	Cencosud Shopping SA	28,608	56,467
FirstService Corp.	2,752	417,558	Cia Cervecerias Unidas SA	7,841	67,633
Fortis, Inc.	32,932	1,268,009	Colbun SA	405,653	75,734
Franco-Nevada Corp. (B)	13,111	1,403,823	Empresas CMPC SA	59,432	173,207
George Weston, Ltd.	5,547	407,416	Empresas COPEC SA	20,655	233,046
GFL Environmental, Inc.	13,020	404,125	Enel Americas SA	1,815,232	275,882
Gildan Activewear, Inc. (B)	14,142	429,727	Enel Chile SA	1,442,380	106,144
The accompanying notes are an integral part of the financial statements.	38

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chile (continued)
Falabella SA	39,907	$165,002
		2,535,847
China - 9.7%
3SBio, Inc. (A)(C)	80,600	80,125
51job, Inc., ADR (A)	1,700	111,520
AAC Technologies Holdings, Inc.	46,100	248,191
Agile Group Holdings, Ltd.	71,900	101,542
Agricultural Bank of China, Ltd.,
H Shares	1,773,200	644,902
Air China, Ltd., H Shares	113,300	93,333
Airtac International Group	8,000	278,414
AK Medical Holdings, Ltd. (B)(C)	24,000	35,288
Alibaba Group Holding, Ltd., ADR (A)	120,801	28,721,425
A-Living Smart City Services
Company, Ltd. (C)	29,500	123,521
Aluminum Corp. of China, Ltd., H
Shares (A)	258,600	129,665
Anhui Conch Cement Company, Ltd.,
H Shares	78,600	505,106
Anhui Gujing Distillery Company, Ltd.,
B Shares	6,800	90,341
ANTA Sports Products, Ltd.	68,500	1,049,447
Autohome, Inc., ADR	3,800	433,352
AviChina Industry & Technology
Company, Ltd., H Shares	161,000	108,801
Baidu, Inc., ADR (A)	17,400	4,932,204
Bank of China, Ltd., H Shares	5,067,600	1,776,956
Bank of Communications
Company, Ltd., H Shares	544,900	307,583
Baozun, Inc., ADR (A)(B)	3,700	169,941
BeiGene, Ltd., ADR (A)	2,900	928,000
Beijing Capital International Airport
Company, Ltd., H Shares	122,900	95,677
Bilibili, Inc., ADR (A)	7,500	944,775
BYD Company, Ltd., H Shares	50,000	1,281,511
BYD Electronic International
Company, Ltd.	43,400	241,380
CanSino Biologics, Inc., H
Shares (A)(B)(C)	4,600	219,197
China Aoyuan Group, Ltd.	75,000	71,051
China Bohai Bank Company, Ltd., H
Shares (A)(C)	158,000	87,055
China Cinda Asset Management
Company, Ltd., H Shares	604,200	119,872
China CITIC Bank Corp., Ltd., H Shares	559,000	263,676
China Communications Services Corp.,
Ltd., H Shares	157,200	74,356
China Conch Venture Holdings, Ltd.	103,300	459,149
China Construction Bank Corp.,
H Shares	6,140,500	4,929,255
China East Education
Holdings, Ltd. (B)(C)	34,500	77,555
China Everbright Bank Company, Ltd.,
H Shares	196,000	84,823
China Evergrande Group (B)	115,900	237,178
China Feihe, Ltd. (C)	74,000	202,424
China Galaxy Securities Company, Ltd.,
H Shares	241,000	148,728
China Hongqiao Group, Ltd.	110,000	136,362
China Huarong Asset Management
Company, Ltd., H Shares (C)	650,600	77,066
China Huishan Dairy Holdings
Company, Ltd. (A)(D)	175,000	0

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
China International Capital Corp., Ltd.,
H Shares (A)(C)	88,400	$203,822
China Lesso Group Holdings, Ltd.	69,000	127,420
China Life Insurance Company, Ltd.,
H Shares	484,200	1,022,558
China Literature, Ltd. (A)(C)	19,400	180,503
China Longyuan Power Group Corp.,
Ltd., H Shares	202,700	301,333
China Medical System Holdings, Ltd.	86,300	134,808
China Meidong Auto Holdings, Ltd.	36,000	136,809
China Merchants Bank Company, Ltd.,
H Shares	248,700	1,907,219
China Minsheng Banking Corp., Ltd.,
H Shares	359,020	214,248
China Molybdenum Company, Ltd.,
H Shares	210,100	162,048
China National Building Material
Company, Ltd., H Shares	247,700	374,744
China Pacific Insurance Group
Company, Ltd., H Shares	179,400	824,178
China Petroleum & Chemical Corp.,
H Shares	1,557,300	867,354
China Railway Group, Ltd., H Shares	233,600	123,361
China Resources Pharmaceutical
Group, Ltd. (C)	103,600	66,051
China Shenhua Energy Company, Ltd.,
H Shares	218,000	414,717
China Southern Airlines Company, Ltd.,
H Shares (A)	108,800	74,278
China Tower Corp., Ltd., H Shares (C)	2,808,000	419,366
China Vanke Company, Ltd., H Shares	109,000	462,086
China Yuhua Education Corp., Ltd. (C)	74,000	61,157
Chongqing Rural Commercial Bank
Company, Ltd., H Shares	151,700	66,864
CIFI Holdings Group Company, Ltd.	210,000	198,874
CITIC Securities Company, Ltd.,
H Shares	140,700	302,961
CITIC, Ltd.	377,600	319,452
COSCO SHIPPING Holdings
Company, Ltd., H Shares (A)	165,000	183,321
Country Garden Holdings Company, Ltd.	490,300	610,300
Country Garden Services Holdings
Company, Ltd.	93,000	764,986
CSPC Pharmaceutical Group, Ltd.	572,096	597,896
Dali Foods Group Company, Ltd. (C)	129,000	78,544
Dongfeng Motor Group Company, Ltd.,
H Shares	175,300	160,928
DouYu International Holdings, Ltd.,
ADR (A)	6,100	87,474
ENN Energy Holdings, Ltd.	50,400	770,722
Fosun International, Ltd.	164,000	246,032
Fuyao Glass Industry Group
Company, Ltd., H Shares (C)	31,700	194,288
GDS Holdings, Ltd., ADR (A)	5,600	572,096
Genscript Biotech Corp. (A)	66,000	113,813
GF Securities Company, Ltd., H Shares	84,800	120,176
GOME Retail Holdings, Ltd. (A)(B)	613,200	179,942
Great Wall Motor Company, Ltd.,
H Shares	198,400	574,735
Greentown China Holdings, Ltd.	55,000	82,003
Greentown Service Group Company, Ltd.	90,000	91,257
GSX Techedu, Inc., ADR (A)(B)	4,900	503,965
Guangzhou Automobile Group
Company, Ltd., H Shares	187,080	173,289
The accompanying notes are an integral part of the financial statements.	39

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

International Strategic Equity Allocation Fund (continued)

	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
China (continued)			China (continued)
Guangzhou R&F Properties			Pharmaron Beijing Company, Ltd., H
Company, Ltd., H Shares	106,800	$142,538	Shares (C)	8,200	$139,990
Guotai Junan Securities Company, Ltd.,			PICC Property & Casualty
H Shares (C)	7,900	10,972	Company, Ltd., H Shares	462,950	350,251
Haidilao International Holding, Ltd. (C)	51,000	417,970	Pinduoduo, Inc., ADR (A)	24,300	4,159,188
Haier Smart Home Company, Ltd., H			Ping An Healthcare and Technology
Shares (A)	128,120	487,277	Company, Ltd. (A)(C)	32,900	474,449
Haitian International Holdings, Ltd.	41,400	142,017	Ping An Insurance Group Company of
Haitong Securities Company, Ltd.,			China, Ltd., H Shares	380,300	4,706,051
H Shares	179,700	164,147	Poly Property Services Company, Ltd.	7,200	47,458
Hangzhou Tigermed Consulting			Postal Savings Bank of China
Company, Ltd., H Shares (A)(C)	7,900	154,589	Company, Ltd., H Shares (C)	638,000	474,675
Hansoh Pharmaceutical Group			RLX Technology, Inc., ADR (A)	7,400	129,574
Company, Ltd. (A)(C)	76,000	386,641	Seazen Group, Ltd. (A)	140,000	169,057
Hebei Construction Group Corp., Ltd.,			Shandong Gold Mining Company, Ltd.,
H Shares	30,000	12,455	H Shares (B)(C)	39,750	79,825
Hengan International Group			Shandong Weigao Group Medical
Company, Ltd.	42,100	291,029	Polymer Company, Ltd., H Shares	160,000	274,804
Hua Hong Semiconductor, Ltd. (A)(C)	29,000	176,845	Shanghai Fosun Pharmaceutical Group
Huaneng Power International, Inc.,			Company, Ltd., H Shares	34,100	160,646
H Shares	227,700	77,765	Shanghai Lujiazui Finance & Trade Zone
Huatai Securities Company, Ltd., H			Development Company, Ltd.,
Shares (C)	100,500	149,379	B Shares	62,480	50,045
Huazhu Group, Ltd., ADR (A)	10,100	587,214	Shanghai Pharmaceuticals Holding
HUYA, Inc., ADR (A)(B)	4,200	110,670	Company, Ltd., H Shares	51,100	93,728
Industrial & Commercial Bank of			Shenzhou International Group
China, Ltd., H Shares	3,871,800	2,533,010	Holdings, Ltd.	52,800	1,094,884
Innovent Biologics, Inc. (A)(C)	62,500	643,178	Silergy Corp.	5,000	479,995
iQIYI, Inc., ADR (A)	17,800	450,874	SINA Corp. (A)	3,400	146,778
JD Health International, Inc. (A)(C)	14,000	255,942	Sinopharm Group Company, Ltd.,
JD.com, Inc., ADR (A)	55,100	5,172,237	H Shares	87,500	204,865
Jiangsu Expressway Company, Ltd.,			Sinotruk Hong Kong, Ltd.	44,000	140,423
H Shares	78,900	91,608	Smoore International
Jiangxi Copper Company, Ltd., H Shares	75,400	182,603	Holdings, Ltd. (A)(C)	29,000	235,102
Jinxin Fertility Group, Ltd. (C)	86,000	193,974	Sunac China Holdings, Ltd.	162,300	695,094
JOYY, Inc., ADR	3,700	436,230	Sunny Optical Technology Group
K.E. Holdings, Inc., ADR (A)	5,800	370,214	Company, Ltd.	45,400	1,131,212
Kaisa Group Holdings, Ltd. (A)	154,000	79,739	TAL Education Group, ADR (A)	24,200	1,876,468
Kingdee International Software Group			Tencent Holdings, Ltd.	366,600	31,893,105
Company, Ltd. (A)	155,000	554,746	Tencent Music Entertainment Group,
Kingsoft Cloud Holdings, Ltd., ADR (A)	3,500	206,080	ADR (A)	23,500	604,420
Kingsoft Corp., Ltd.	52,200	365,454	The People's Insurance Company Group
Koolearn Technology			of China, Ltd., H Shares	552,200	171,544
Holding, Ltd. (A)(C)	15,500	43,287	Tingyi Cayman Islands Holding Corp.	124,700	250,115
KWG Group Holdings, Ltd.	81,000	122,690	Tongcheng-Elong Holdings, Ltd. (A)	54,800	128,521
Lenovo Group, Ltd.	460,000	581,458	Topsports International
Li Ning Company, Ltd.	134,500	754,888	Holdings, Ltd. (C)	79,000	115,995
Logan Group Company, Ltd.	88,000	136,999	TravelSky Technology, Ltd., H Shares	60,500	152,565
Longfor Group Holdings, Ltd. (C)	114,900	681,040	Trip.com Group, Ltd., ADR (A)	30,300	1,195,335
Lufax Holding, Ltd., ADR (A)(B)	11,000	165,220	Tsingtao Brewery Company, Ltd.,
Luye Pharma Group, Ltd. (C)	113,500	76,674	H Shares	29,000	238,162
Meituan, Class B (A)(C)	229,500	10,307,868	Uni-President China Holdings, Ltd.	82,000	98,498
Microport Scientific Corp.	46,000	270,370	Vipshop Holdings, Ltd., ADR (A)	28,400	1,059,888
Minth Group, Ltd.	48,000	210,475	Want Want China Holdings, Ltd.	318,500	229,991
Momo, Inc., ADR	9,600	152,064	Weibo Corp., ADR (A)(B)	3,580	197,509
NetEase, Inc., ADR	26,400	2,900,040	Weichai Power Company, Ltd., H Shares	123,000	362,045
New China Life Insurance			WuXi AppTec Company, Ltd., H
Company, Ltd., H Shares	55,300	210,945	Shares (C)	17,436	363,032
New Oriental Education & Technology			Wuxi Biologics Cayman, Inc. (A)(C)	194,500	2,409,645
Group, Inc., ADR (A)	9,700	1,722,914	Xiaomi Corp., Class B (A)(C)	913,000	3,035,317
NIO, Inc., ADR (A)	81,800	3,744,804	Xinjiang Goldwind Science &
Noah Holdings, Ltd., ADR (A)	2,300	102,810	Technology Company, Ltd., H
PetroChina Company, Ltd., H Shares	1,346,700	482,039	Shares (B)	47,400	101,361
			Xinyi Solar Holdings, Ltd.	262,000	550,296
The accompanying notes are an integral part of the financial statements.	40

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

International Strategic Equity Allocation Fund (continued)

	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
China (continued)			Finland (continued)
XPeng, Inc., ADR (A)(B)	10,700	$364,977	Nokia OYJ (A)	377,840	$1,505,358
Yadea Group Holdings, Ltd. (C)	66,000	143,520	Nordea Bank ABP	218,545	1,979,324
Yanzhou Coal Mining Company, Ltd.,			Orion OYJ, Class B	6,977	286,219
H Shares	90,700	84,085	Sampo OYJ, A Shares	31,859	1,418,101
Yihai International Holding, Ltd. (A)	30,000	410,801	Stora Enso OYJ, R Shares	38,899	766,155
Yum China Holdings, Inc.	25,384	1,518,979	UPM-Kymmene OYJ	35,607	1,360,350
Zai Lab, Ltd., ADR (A)	4,400	649,088	Wartsila OYJ ABP	29,785	341,994
Zhaojin Mining Industry Company, Ltd.,	62,500	62,940			13,077,416
H Shares			France - 6.5%
Zhejiang Expressway Company, Ltd.,
			Accor SA (A)	12,133	506,347
H Shares	95,800	83,663
			Aeroports de Paris (A)	1,946	247,018
Zhenro Properties Group, Ltd.	95,000	62,448
			Air Liquide SA	31,650	4,766,326
ZhongAn Online P&C Insurance
			Airbus SE (A)	39,375	4,574,374
Company, Ltd., H Shares (A)(B)(C)	23,900	160,870
			Alstom SA (A)	16,720	833,407
Zhongsheng Group Holdings, Ltd.	36,000	222,505
			Amundi SA (A)(C)	4,188	318,247
Zhuzhou CRRC Times Electric
			Arkema SA	4,636	511,061
Company, Ltd., H Shares	35,200	152,892
			Atos SE	6,596	515,539
Zijin Mining Group Company, Ltd.,
			AXA SA	131,606	3,309,658
H Shares	361,200	532,898
			BioMerieux	2,760	350,036
Zoomlion Heavy Industry Science and
			BNP Paribas SA (A)	75,437	4,484,531
Technology Company, Ltd., H Shares	84,200	128,264
			Bollore SA	57,097	273,691
ZTE Corp., H Shares	49,100	124,897
			Bouygues SA	15,166	613,982
ZTO Express Cayman, Inc., ADR	25,800	870,492
			Bureau Veritas SA (A)	19,470	526,695
		169,251,932
Colombia - 0.1%			Capgemini SE	10,774	1,730,304
			Carrefour SA	40,943	714,387
Bancolombia SA	46,298	398,617	Cie de Saint-Gobain	34,702	1,866,145
Ecopetrol SA	915,232	564,648	Cie Generale des Etablissements
Grupo de Inversiones Suramericana SA	43,957	285,293	Michelin SCA	11,333	1,638,647
Interconexion Electrica SA ESP	81,494	531,823	CNP Assurances	13,192	237,392
		1,780,381	Covivio	3,435	288,509
Czech Republic - 0.0%			Credit Agricole SA	77,917	1,091,732
			Danone SA	41,244	2,804,628
CEZ AS	11,243	274,411
			Dassault Aviation SA (A)	167	179,556
Komercni banka AS (A)	5,260	164,180
			Dassault Systemes SE (B)	8,791	1,825,868
Moneta Money Bank AS (A)(C)	35,306	128,715
			Edenred (B)	16,357	906,535
		567,306
			Eiffage SA (A)	5,654	581,146
Denmark - 1.4%
			Electricite de France SA (A)	41,654	496,988
A.P. Moller - Maersk A/S, Series A	202	403,609	Engie SA	121,954	1,775,555
A.P. Moller - Maersk A/S, Series B	405	866,176	EssilorLuxottica SA	18,970	3,094,636
Ambu A/S, Class B	10,587	487,890	Eurazeo SE (A)	2,541	188,238
Carlsberg A/S, Class B	6,712	1,053,971	Faurecia SE	5,499	284,481
Chr. Hansen Holding A/S (A)	6,803	583,344	Gecina SA	3,031	418,274
Coloplast A/S, B Shares	7,654	1,165,336	Getlink SE (B)	29,255	479,421
Danske Bank A/S (A)	45,208	831,056	Hermes International	2,109	2,349,507
Demant A/S (A)(B)	7,050	289,792	Iliad SA	983	174,460
DSV Panalpina A/S	13,464	2,462,570	Ipsen SA	2,503	213,120
Genmab A/S (A)	4,238	1,421,364	Kering SA	5,062	3,201,454
GN Store Nord A/S	8,313	696,659	Klepierre SA (B)	12,926	303,961
H Lundbeck A/S	4,493	170,624	La Francaise des Jeux SAEM (C)	5,730	258,650
Novo Nordisk A/S, B Shares	111,818	7,976,771	Legrand SA	17,783	1,546,041
Novozymes A/S, B Shares	13,472	829,361	L'Oreal SA	16,824	6,139,910
Orsted A/S (C)	12,288	1,980,541	LVMH Moet Hennessy Louis Vuitton SE	18,557	11,758,059
Pandora A/S	6,498	630,861	Natixis SA	64,189	312,053
Rockwool International A/S, B Shares	522	188,723	Orange SA	133,045	1,532,919
Tryg A/S	9,963	312,866	Orpea SA (A)(B)	3,401	407,910
Vestas Wind Systems A/S	12,810	2,402,196	Pernod Ricard SA	13,987	2,655,171
		24,753,710	Publicis Groupe SA	14,497	852,441
Finland - 0.7%			Remy Cointreau SA	1,489	283,694
			Renault SA (A)	12,816	575,515
Elisa OYJ	9,330	557,877
			Safran SA (B)	21,495	2,930,036
Fortum OYJ	29,660	738,974
			Sanofi	75,799	6,956,123
Kesko OYJ, B Shares	18,081	460,055
			Sartorius Stedim Biotech (B)	1,847	807,593
Kone OYJ, B Shares	22,584	1,802,511
			Schneider Electric SE	36,055	5,331,607
Neste OYJ	28,168	1,860,498

The accompanying notes are an integral part of the financial statements.	41

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

International Strategic Equity Allocation Fund (continued)

	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
France (continued)			Germany (continued)
SCOR SE	10,873	$360,722	SAP SE	32,926	$4,072,504
SEB SA	1,479	265,681	Scout24 AG (B)(C)	3,263	246,126
Societe Generale SA (A)	54,852	1,357,387	Siemens AG	24,154	3,738,101
Sodexo SA (A)	5,882	563,458	Siemens Energy AG (A)	12,563	472,519
Suez SA	22,825	474,445	Siemens Healthineers AG (C)	8,413	466,214
Teleperformance	3,918	1,387,971	Symrise AG	3,977	464,600
Thales SA	7,140	676,228	TeamViewer AG (A)(B)(C)	4,638	248,696
TOTAL SE	168,479	7,856,191	Telefonica Deutschland Holding AG (B)	28,823	77,181
Ubisoft Entertainment SA (A)	6,077	495,465	Uniper SE	6,227	217,650
Unibail-Rodamco-Westfield (Euronext			United Internet AG	3,285	144,709
Amsterdam Exchange)	9,217	678,602	Volkswagen AG	993	232,410
Valeo SA	15,241	538,647	Vonovia SE (B)	16,297	1,037,942
Veolia Environnement SA	35,986	965,013	Zalando SE (A)(C)	4,803	493,782
Vinci SA	34,789	3,618,050			43,217,263
Vivendi SE (B)	55,314	1,914,539	Hong Kong - 2.7%
Wendel SE (B)	1,773	202,271
			AIA Group, Ltd.	806,600	10,172,379
Worldline SA (A)(C)	15,975	1,424,995
			Alibaba Health Information
		113,803,243
Germany - 2.5%			Technology, Ltd. (A)	257,100	861,229
			Alibaba Pictures Group, Ltd. (A)	745,600	103,722
adidas AG (A)	6,000	2,091,506	ASM Pacific Technology, Ltd.	20,400	283,191
Allianz SE	13,475	3,252,313	Beijing Enterprises Holdings, Ltd.	34,000	117,671
BASF SE	29,064	2,377,749	Beijing Enterprises Water
Bayer AG	30,994	1,882,610	Group, Ltd. (A)	312,500	123,833
Bayerische Motoren Werke AG	10,523	909,280	BOC Hong Kong Holdings, Ltd.	247,500	822,321
Bechtle AG	832	156,669	Bosideng International Holdings, Ltd.	206,000	86,728
Beiersdorf AG	3,139	310,155	Brilliance China Automotive
Brenntag SE	4,844	375,346	Holdings, Ltd.	193,500	173,096
Carl Zeiss Meditec AG, Bearer Shares	1,272	191,086	Budweiser Brewing Company
Commerzbank AG (A)	30,168	197,650	APAC, Ltd. (C)	114,700	349,919
Continental AG	3,444	495,120	China Education Group Holdings, Ltd.	50,000	92,874
Covestro AG (C)	5,860	424,299	China Everbright Environment
Daimler AG	27,037	2,167,428	Group, Ltd.	237,200	135,609
Delivery Hero SE (A)(C)	4,071	520,190	China Everbright, Ltd.	67,100	86,625
Deutsche Bank AG (A)	62,506	769,186	China Gas Holdings, Ltd.	166,600	671,562
Deutsche Boerse AG	6,063	993,409	China Jinmao Holdings Group, Ltd. (B)	352,900	146,998
Deutsche Lufthansa AG (A)	9,276	138,418	China Mengniu Dairy Company, Ltd. (A)	175,900	961,207
Deutsche Post AG	31,178	1,548,535	China Merchants Port Holdings
Deutsche Telekom AG	104,880	1,907,811	Company, Ltd.	92,300	134,348
Deutsche Wohnen SE	10,653	500,721	China Overseas Land & Investment, Ltd.	246,500	624,576
E.ON SE	69,248	706,084	China Overseas Property Holdings, Ltd.	80,000	52,702
Evonik Industries AG	6,725	226,474	China Power International
Fresenius Medical Care AG &			Development, Ltd.	256,000	54,739
Company KGaA	6,732	466,073	China Resources Beer Holdings
Fresenius SE & Company KGaA	13,276	568,784	Company, Ltd.	93,200	703,169
GEA Group AG	4,707	162,970	China Resources Cement Holdings, Ltd.	156,000	185,606
Hannover Rueck SE	2,079	352,007	China Resources Gas Group, Ltd.	59,100	295,460
HeidelbergCement AG	4,758	376,325	China Resources Land, Ltd.	205,700	977,514
HelloFresh SE (A)(B)	4,630	359,728	China Resources Power Holdings
Henkel AG & Company KGaA	3,217	284,928	Company, Ltd.	125,100	145,477
HOCHTIEF AG (B)	713	63,718	China State Construction International
Infineon Technologies AG	41,433	1,802,819	Holdings, Ltd.	129,500	89,240
KION Group AG	2,269	191,721	China Taiping Insurance Holdings
Knorr-Bremse AG	2,204	280,684	Company, Ltd.	107,600	231,711
LANXESS AG	2,707	200,926	China Traditional Chinese Medicine
LEG Immobilien AG	2,217	302,480	Holdings Company, Ltd.	176,000	105,414
Merck KGaA	4,100	666,529	China Youzan, Ltd. (A)	880,000	376,519
MTU Aero Engines AG	1,705	405,860	CK Asset Holdings, Ltd.	173,500	1,019,759
Muenchener			CK Hutchison Holdings, Ltd.	180,500	1,362,120
Rueckversicherungs-Gesellschaft AG	4,575	1,345,765	CK Infrastructure Holdings, Ltd.	43,500	251,974
Nemetschek SE	1,747	110,070	CLP Holdings, Ltd.	109,000	1,064,161
Puma SE (A)	3,057	325,521	COSCO SHIPPING Ports, Ltd.	117,700	85,544
Rational AG	156	133,688	ESR Cayman, Ltd. (A)(C)	112,200	354,668
RWE AG	20,180	762,194	Far East Horizon, Ltd.	128,800	138,563
The accompanying notes are an integral part of the financial statements.	42

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

International Strategic Equity Allocation Fund (continued)

	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Hong Kong (continued)			Indonesia (continued)
Galaxy Entertainment Group, Ltd.	144,000	$1,313,663	Bank Rakyat Indonesia Persero Tbk
Geely Automobile Holdings, Ltd.	375,300	1,213,986	PT (A)	3,333,900	$1,098,203
Guangdong Investment, Ltd.	188,900	337,360	Barito Pacific Tbk PT (A)	1,693,400	130,319
Hang Lung Properties, Ltd.	134,000	347,149	Charoen Pokphand Indonesia Tbk PT	443,500	191,020
Hang Seng Bank, Ltd.	50,600	977,251	Gudang Garam Tbk PT (A)	30,000	76,842
Henderson Land Development			Indah Kiat Pulp & Paper Corp. Tbk PT	166,600	153,485
Company, Ltd.	95,041	414,001	Indocement Tunggal Prakarsa Tbk PT	89,600	78,461
HK Electric Investments & HK Electric			Indofood CBP Sukses Makmur Tbk PT	139,000	83,636
Investments, Ltd.	158,000	154,747	Indofood Sukses Makmur Tbk PT	267,900	113,679
HKT Trust & HKT, Ltd.	249,000	338,444	Kalbe Farma Tbk PT	1,271,400	131,072
Hong Kong & China Gas Company, Ltd.	701,228	1,058,282	Merdeka Copper Gold Tbk PT (A)	582,400	115,437
Hong Kong Exchanges & Clearing, Ltd.	80,300	4,937,074	Perusahaan Gas Negara Tbk PT	658,600	66,428
Hongkong Land Holdings, Ltd.	77,100	370,405	Sarana Menara Nusantara Tbk PT	1,399,000	124,117
Hopson Development Holdings, Ltd.	42,000	137,837	Semen Indonesia Persero Tbk PT	180,400	128,940
Hutchison China MediTech, Ltd.,			Telkom Indonesia Persero Tbk PT	3,004,000	735,070
ADR (A)	4,600	132,204	Unilever Indonesia Tbk PT	448,100	219,945
Jardine Matheson Holdings, Ltd.	14,500	755,896	United Tractors Tbk PT	101,000	159,565
Jardine Strategic Holdings, Ltd.	14,800	381,607			6,249,456
Kingboard Holdings, Ltd.	43,200	199,019	Ireland - 0.6%
Kingboard Laminates Holdings, Ltd.	70,000	119,134
			CRH PLC	58,188	2,526,011
Kunlun Energy Company, Ltd.	250,900	230,458
			DCC PLC	6,677	539,363
Lee & Man Paper Manufacturing, Ltd.	84,500	78,109
			Experian PLC	62,015	1,968,599
Link REIT	135,700	1,280,938
			Flutter Entertainment PLC (A)	12,032	2,304,756
Melco Resorts & Entertainment, Ltd.,
			James Hardie Industries PLC, CHESS
ADR (A)	14,300	309,738
			Depositary Interest	30,826	864,584
MTR Corp., Ltd.	102,000	611,637
			Kerry Group PLC, Class A	11,746	1,413,298
New World Development Company, Ltd.	99,250	504,785
			Kingspan Group PLC (A)	16	1,161
Nine Dragons Paper Holdings, Ltd.	104,900	168,905
			Kingspan Group PLC (London Stock
PCCW, Ltd.	261,000	149,687
			Exchange) (A)	11,349	824,351
Power Assets Holdings, Ltd.	91,000	504,955
			Smurfit Kappa Group PLC	18,114	853,789
Shenzhen International Holdings, Ltd.	68,500	113,403
					11,295,912
Shenzhen Investment, Ltd.	198,000	71,306
			Isle of Man - 0.0%
Shimao Group Holdings, Ltd.	79,400	261,460
Sino Biopharmaceutical, Ltd.	660,350	734,607	Entain PLC (A)	39,667	784,741
Sino Land Company, Ltd.	207,000	313,095	Israel - 0.3%
SJM Holdings, Ltd.	130,000	180,817	Azrieli Group, Ltd.	2,330	140,820
SSY Group, Ltd.	96,000	51,114	Bank Hapoalim BM (A)	58,965	415,434
Sun Art Retail Group, Ltd.	120,200	103,695	Bank Leumi Le-Israel BM	75,972	460,783
Sun Hung Kai Properties, Ltd.	87,000	1,412,138	Check Point Software
Swire Pacific, Ltd., Class A	33,000	241,863	Technologies, Ltd. (A)	5,700	628,368
Swire Properties, Ltd.	77,400	248,959	CyberArk Software, Ltd. (A)	1,900	278,977
Techtronic Industries Company, Ltd.	91,500	1,392,623	ICL Group, Ltd.	36,363	209,185
The Bank of East Asia, Ltd.	85,400	201,413	Israel Discount Bank, Ltd., Class A	63,301	233,424
The Wharf Holdings, Ltd.	98,000	231,438	Mizrahi Tefahot Bank, Ltd.	7,594	180,682
Vinda International Holdings, Ltd. (B)	23,000	68,604	Nice, Ltd. (A)	3,159	729,674
WH Group, Ltd. (C)	640,500	574,471	Teva Pharmaceutical Industries, Ltd.,
Wharf Real Estate Investment			ADR (A)	54,900	590,724
Company, Ltd.	111,000	663,716	Wix.com, Ltd. (A)	2,700	941,139
Xinyi Glass Holdings, Ltd.	120,000	335,766
					4,809,210
Yuexiu Property Company, Ltd.	428,000	94,948
			Italy - 1.3%
		47,764,935
			Amplifon SpA (A)	8,340	331,742
Hungary - 0.1%
			Assicurazioni Generali SpA	77,028	1,444,493
MOL Hungarian Oil & Gas PLC (A)	33,344	239,554	Atlantia SpA (A)	33,235	622,217
OTP Bank NYRT (A)	18,454	837,037	Davide Campari-Milano NV (B)	39,029	441,106
Richter Gedeon NYRT	11,511	327,465	DiaSorin SpA	1,691	331,514
		1,404,056	Enel SpA	548,135	5,168,307
Indonesia - 0.4%			Eni SpA	170,434	1,948,574
			Ferrari NV	8,456	1,645,580
Ace Hardware Indonesia Tbk PT	394,500	42,191
			FinecoBank Banca Fineco SpA (A)	40,752	714,755
Adaro Energy Tbk PT	877,400	72,470
			Infrastrutture Wireless Italiane
Astra International Tbk PT	1,229,300	464,485
			SpA (B)(C)	22,277	231,917
Bank Central Asia Tbk PT	592,200	1,393,296
			Intesa Sanpaolo SpA (A)	1,114,274	2,864,832
Bank Mandiri Persero Tbk PT (A)	1,120,200	479,673

Bank Negara Indonesia Persero Tbk PT	459,300	191,122
The accompanying notes are an integral part of the financial statements.	43

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

International Strategic Equity Allocation Fund (continued)

	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Italy (continued)			Japan (continued)
Mediobanca Banca di Credito			Fuji Electric Company, Ltd.	10,800	$451,683
Finanziario SpA (A)	41,916	$435,253	FUJIFILM Holdings Corp.	30,500	1,743,999
Moncler SpA (A)	13,017	804,937	Fujitsu, Ltd.	16,600	2,408,301
Nexi SpA (A)(B)(C)	29,591	529,547	Fukuoka Financial Group, Inc.	14,600	263,766
Poste Italiane SpA (C)	36,044	408,359	GLP J-REIT (B)	346	560,738
Prysmian SpA	16,173	519,494	GMO Payment Gateway, Inc.	3,400	450,007
Recordati Industria Chimica e			Hakuhodo DY Holdings, Inc.	19,700	327,170
Farmaceutica SpA	6,909	351,198	Hamamatsu Photonics KK	11,800	696,799
Snam SpA (B)	133,724	692,228	Hankyu Hanshin Holdings, Inc.	19,200	641,956
Telecom Italia SpA	566,830	269,139	Harmonic Drive Systems, Inc.	3,700	285,230
Telecom Italia SpA, Savings Shares	400,550	214,735	Hikari Tsushin, Inc.	1,800	357,467
Terna Rete Elettrica Nazionale SpA	93,093	645,795	Hino Motors, Ltd.	24,600	232,593
UniCredit SpA (A)	141,819	1,459,405	Hirose Electric Company, Ltd.	2,700	395,788
		22,075,127	Hisamitsu Pharmaceutical	4,300	269,478
Japan - 19.6%			Company, Inc. (B)
			Hitachi Construction Machinery
ABC-Mart, Inc.	2,800	159,994
			Company, Ltd.	9,100	282,019
Acom Company, Ltd.	32,900	147,429
			Hitachi Metals, Ltd.	18,100	288,363
Advantest Corp.	16,900	1,396,061
			Hitachi, Ltd.	82,000	3,782,066
Aeon Company, Ltd. (B)	55,100	1,663,829
			Honda Motor Company, Ltd.	138,100	3,817,262
Aeon Mall Company, Ltd. (B)	8,600	145,542
			Hoshizaki Corp.	4,300	379,548
AGC, Inc.	16,400	604,352
			Hoya Corp.	31,800	3,616,517
Air Water, Inc.	15,600	257,457
			Hulic Company, Ltd.	25,300	282,683
Aisin Seiki Company, Ltd.	13,600	467,399
			Ibiden Company, Ltd.	8,900	363,582
Ajinomoto Company, Inc.	39,300	783,057
			Idemitsu Kosan Company, Ltd.	15,897	418,143
Alfresa Holdings Corp.	15,800	305,497
			Iida Group Holdings Company, Ltd.	12,500	284,375
Amada Company, Ltd.	27,400	334,774
			Inpex Corp.	86,600	643,922
ANA Holdings, Inc. (A)	12,900	311,762
			Isuzu Motors, Ltd.	46,900	493,591
Asahi Group Holdings, Ltd.	38,500	1,680,799
			Ito En, Ltd.	4,500	248,936
Asahi Intecc Company, Ltd.	16,400	470,975
			ITOCHU Corp. (B)	114,000	3,404,954
Asahi Kasei Corp.	106,600	1,156,464
			Itochu Techno-Solutions Corp.	7,900	242,817
Astellas Pharma, Inc.	157,500	2,490,261
			Japan Airlines Company, Ltd. (A)	11,900	284,869
Azbil Corp.	10,400	442,490
			Japan Airport Terminal Company, Ltd.	4,200	203,311
Bandai Namco Holdings, Inc.	16,900	1,292,719
			Japan Exchange Group, Inc.	43,300	935,134
Bridgestone Corp.	45,200	1,785,595
			Japan Post Bank Company, Ltd.	32,700	312,529
Brother Industries, Ltd.	19,000	376,481
			Japan Post Holdings Company, Ltd.	135,400	1,163,783
Calbee, Inc.	7,200	189,597
			Japan Post Insurance Company, Ltd.	19,600	403,018
Canon, Inc.	84,600	1,834,817
			Japan Real Estate Investment Corp.	110	672,358
Capcom Company, Ltd.	7,400	449,124
			Japan Retail Fund Investment Corp. (B)	440	439,015
Casio Computer Company, Ltd.	16,400	317,857
			Japan Tobacco, Inc.	101,400	1,836,001
Central Japan Railway Company	12,200	2,010,246
			JFE Holdings, Inc. (A)	41,200	434,480
Chubu Electric Power Company, Inc.	54,000	663,050
			JSR Corp.	17,300	518,543
Chugai Pharmaceutical Company, Ltd.	56,700	2,545,555
			Kajima Corp.	38,300	491,532
Coca-Cola Bottlers Japan Holdings, Inc.	10,100	174,596
			Kakaku.com, Inc.	11,300	360,003
Concordia Financial Group, Ltd.	88,100	341,236
			Kansai Paint Company, Ltd.	15,000	392,474
Cosmos Pharmaceutical Corp.	1,700	243,307
			Kao Corp.	40,700	2,738,255
CyberAgent, Inc.	8,500	513,330
			KDDI Corp.	136,500	4,255,181
Dai Nippon Printing Company, Ltd.	20,500	370,602
			Keihan Holdings Company, Ltd.	8,000	360,664
Daifuku Company, Ltd.	8,600	825,943
			Keikyu Corp.	18,300	291,098
Dai-ichi Life Holdings, Inc.	92,300	1,640,462
			Keio Corp.	8,700	652,740
Daiichi Sankyo Company, Ltd.	143,900	4,086,240
			Keisei Electric Railway Company, Ltd.	10,900	394,967
Daikin Industries, Ltd.	21,100	4,112,157
			Keyence Corp.	15,400	7,343,666
Daito Trust Construction Company, Ltd.	5,500	613,747
			Kikkoman Corp.	12,300	815,936
Daiwa House Industry Company, Ltd.	48,000	1,361,570
			Kintetsu Group Holdings Company, Ltd.	14,300	601,570
Daiwa House REIT Investment Corp.	164	431,526
			Kirin Holdings Company, Ltd.	69,500	1,369,209
Daiwa Securities Group, Inc.	123,400	603,899
			Kobayashi Pharmaceutical
Denso Corp.	36,600	2,211,169
			Company, Ltd.	4,100	388,166
Dentsu Group, Inc.	18,200	635,528
			Kobe Bussan Company, Ltd.	10,400	267,241
Disco Corp.	2,400	756,705
			Koei Tecmo Holdings Company, Ltd.	3,800	213,478
East Japan Railway Company	25,500	1,900,569
			Koito Manufacturing Company, Ltd.	8,800	591,238
Eisai Company, Ltd.	21,300	1,468,880
			Komatsu, Ltd.	74,200	2,227,523
ENEOS Holdings, Inc.	256,200	1,132,913
			Konami Holdings Corp.	7,900	510,073
FANUC Corp.	16,200	4,048,492
			Kose Corp.	2,800	450,073
Fast Retailing Company, Ltd.	4,900	4,858,245
			Kubota Corp.	87,800	1,991,782

The accompanying notes are an integral part of the financial statements.	44

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

International Strategic Equity Allocation Fund (continued)

	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Japan (continued)			Japan (continued)
Kuraray Company, Ltd.	27,000	$303,933	Nomura Holdings, Inc.	268,000	$1,565,435
Kurita Water Industries, Ltd.	8,300	337,191	Nomura Real Estate Holdings, Inc.	10,000	226,731
Kyocera Corp.	27,200	1,760,586	Nomura Real Estate Master
Kyowa Kirin Company, Ltd.	22,900	640,581	Fund, Inc. (B)	358	538,936
Kyushu Electric Power Company, Inc.	31,600	271,522	Nomura Research Institute, Ltd.	27,000	837,701
Kyushu Railway Company	12,300	321,563	NSK, Ltd.	30,300	299,145
Lasertec Corp.	6,400	783,611	NTT Data Corp.	53,400	819,775
Lawson, Inc. (B)	4,000	187,325	Obayashi Corp.	56,000	483,436
Lion Corp.	18,800	360,852	Obic Company, Ltd.	5,900	993,904
Lixil Corp.	22,500	634,458	Odakyu Electric Railway Company, Ltd.	24,800	728,890
M3, Inc.	37,300	2,964,527	Oji Holdings Corp.	72,900	461,340
Makita Corp.	19,000	812,270	Olympus Corp.	98,600	2,077,471
Marubeni Corp.	139,100	1,042,129	Omron Corp.	15,700	1,273,810
Marui Group Company, Ltd.	16,000	306,888	Ono Pharmaceutical Company, Ltd.	31,200	841,583
Mazda Motor Corp.	47,600	378,674	Oracle Corp. Japan	3,200	324,769
McDonald's Holdings Company			Oriental Land Company, Ltd.	16,900	2,845,676
Japan, Ltd.	5,400	268,312	ORIX Corp.	112,100	1,912,731
Medipal Holdings Corp.	15,400	305,945	Orix JREIT, Inc.	221	378,523
MEIJI Holdings Company, Ltd.	9,600	610,720	Osaka Gas Company, Ltd.	31,100	557,008
Mercari, Inc. (A)	7,300	351,229	Otsuka Corp.	8,700	404,147
MINEBEA MITSUMI, Inc.	30,800	762,622	Otsuka Holdings Company, Ltd.	33,100	1,320,228
MISUMI Group, Inc.	23,900	732,766	Pan Pacific International Holdings Corp.	34,600	811,426
Mitsubishi Chemical Holdings Corp.	108,000	755,236	Panasonic Corp.	187,000	2,417,562
Mitsubishi Corp.	112,900	3,200,519	PeptiDream, Inc. (A)	7,900	376,674
Mitsubishi Electric Corp.	154,600	2,289,438	Persol Holdings Company, Ltd.	15,000	299,650
Mitsubishi Estate Company, Ltd.	100,200	1,743,703	Pigeon Corp.	9,700	351,263
Mitsubishi Gas Chemical Company, Inc.	13,500	316,208	Pola Orbis Holdings, Inc.	7,700	176,452
Mitsubishi Heavy Industries, Ltd.	27,100	786,122	Rakuten, Inc.	72,300	812,637
Mitsubishi UFJ Financial Group, Inc.	1,032,100	5,428,532	Recruit Holdings Company, Ltd.	114,700	5,731,492
Mitsubishi UFJ Lease & Finance			Renesas Electronics Corp. (A)	65,900	724,945
Company, Ltd.	34,400	185,612	Resona Holdings, Inc.	176,600	713,593
Mitsui & Company, Ltd.	137,900	2,953,023	Ricoh Company, Ltd.	56,700	495,793
Mitsui Chemicals, Inc.	15,700	486,352	Rinnai Corp.	3,000	304,240
Mitsui Fudosan Company, Ltd.	77,700	1,767,102	Rohm Company, Ltd.	7,500	742,659
Miura Company, Ltd.	7,400	384,987	Ryohin Keikaku Company, Ltd.	20,200	457,682
Mizuho Financial Group, Inc.	203,490	2,995,047	Santen Pharmaceutical Company, Ltd.	30,200	415,780
MonotaRO Company, Ltd.	10,500	603,665	SBI Holdings, Inc.	20,200	565,175
MS&AD Insurance Group Holdings, Inc.	38,500	1,092,813	SCSK Corp.	4,400	259,865
Murata Manufacturing Company, Ltd.	48,600	4,166,224	Secom Company, Ltd.	17,700	1,541,229
Nabtesco Corp.	9,500	405,377	Sega Sammy Holdings, Inc.	14,400	242,813
Nagoya Railroad Company, Ltd.	15,400	393,158	Seibu Holdings, Inc.	17,300	208,458
NEC Corp.	21,900	1,197,913	Seiko Epson Corp.	23,700	392,763
Nexon Company, Ltd.	41,100	1,294,109	Sekisui Chemical Company, Ltd.	30,500	546,594
NGK Insulators, Ltd.	21,900	390,505	Sekisui House, Ltd.	52,200	984,943
NGK Spark Plug Company, Ltd.	12,900	220,609	Seven & i Holdings Company, Ltd. (B)	63,700	2,427,881
NH Foods, Ltd.	7,000	296,156	SG Holdings Company, Ltd.	27,000	619,946
Nidec Corp.	37,800	4,820,069	Sharp Corp.	17,900	340,237
Nihon M&A Center, Inc.	12,800	698,564	Shimadzu Corp.	18,800	682,160
Nintendo Company, Ltd.	9,500	5,809,941	Shimamura Company, Ltd.	1,900	189,860
Nippon Building Fund, Inc.	124	759,671	Shimano, Inc.	6,300	1,406,935
Nippon Express Company, Ltd.	6,100	456,207	Shimizu Corp.	47,100	357,799
Nippon Paint Holdings Company, Ltd.	12,400	923,592	Shin-Etsu Chemical Company, Ltd.	30,000	4,916,827
Nippon Prologis REIT, Inc.	174	530,697	Shinsei Bank, Ltd.	13,400	191,711
Nippon Sanso Holdings Corp.	12,900	243,801	Shionogi & Company, Ltd.	22,400	1,144,557
Nippon Shinyaku Company, Ltd.	3,800	258,785	Shiseido Company, Ltd.	33,800	2,526,619
Nippon Steel Corp. (A)	68,100	1,008,955	SMC Corp.	4,800	2,846,658
Nippon Telegraph & Telephone Corp.	109,000	2,823,652	Softbank Corp.	242,300	3,276,450
Nippon Yusen KK	13,000	376,021	SoftBank Group Corp.	132,500	12,366,158
Nissan Chemical Corp.	10,500	574,279	Sohgo Security Services Company, Ltd.	5,900	266,627
Nissan Motor Company, Ltd. (A)	195,500	1,068,802	Sompo Holdings, Inc.	28,900	1,112,247
Nisshin Seifun Group, Inc.	16,600	267,658	Sony Corp.	106,600	11,257,086
Nissin Foods Holdings Company, Ltd.	5,300	400,506	Square Enix Holdings Company, Ltd.	7,700	437,124
Nitori Holdings Company, Ltd.	6,800	1,269,623	Stanley Electric Company, Ltd.	11,100	331,156
Nitto Denko Corp.	13,500	1,158,802	Subaru Corp.	52,100	982,129
The accompanying notes are an integral part of the financial statements.	45

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

International Strategic Equity Allocation Fund (continued)

	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Japan (continued)			Japan (continued)
SUMCO Corp.	22,300	$513,119	Yamada Holdings Company, Ltd.	60,700	$291,269
Sumitomo Chemical Company, Ltd.	126,700	616,816	Yamaha Corp.	11,400	639,081
Sumitomo Corp.	100,100	1,458,725	Yamaha Motor Company, Ltd.	23,900	525,679
Sumitomo Dainippon Pharma			Yamato Holdings Company, Ltd.	26,100	688,749
Company, Ltd.	15,200	241,607	Yamazaki Baking Company, Ltd.	10,000	168,629
Sumitomo Electric Industries, Ltd.	64,000	937,713	Yaskawa Electric Corp.	20,300	1,021,348
Sumitomo Metal Mining Company, Ltd.	19,700	955,509	Yokogawa Electric Corp.	19,500	372,942
Sumitomo Mitsui Financial Group, Inc.	110,100	3,887,127	Z Holdings Corp.	224,200	1,368,805
Sumitomo Mitsui Trust Holdings, Inc.	28,300	934,395	ZOZO, Inc.	9,200	288,708
Sumitomo Realty & Development	26,300	912,532			342,248,764
Company, Ltd.			Jordan - 0.0%
Sundrug Company, Ltd.	6,000	225,619
			Hikma Pharmaceuticals PLC	11,647	364,343
Suntory Beverage & Food, Ltd.	11,700	401,640
			Luxembourg - 0.2%
Suzuken Company, Ltd.	5,600	214,205
			ArcelorMittal SA	47,982	1,120,442
Suzuki Motor Corp.	31,200	1,360,946
			Aroundtown SA	31,474	228,865
Sysmex Corp.	14,100	1,468,055
			Eurofins Scientific SE (A)	8,833	784,072
T&D Holdings, Inc.	47,500	646,983
			Reinet Investments SCA	9,289	173,970
Taiheiyo Cement Corp.	9,900	248,415
			SES SA	25,440	203,309
Taisei Corp.	16,300	578,013
			Tenaris SA (B)	31,761	331,670
Taisho Pharmaceutical Holdings
Company, Ltd.	2,800	172,515			2,842,328
Takeda Pharmaceutical Company, Ltd.	133,096	4,485,178	Macau - 0.1%
TDK Corp.	11,000	1,584,152	Sands China, Ltd. (A)	161,200	759,758
Teijin, Ltd.	15,200	262,232	Wynn Macau, Ltd. (A)	100,800	190,125
Terumo Corp.	54,600	2,031,137
					949,883
The Bank of Kyoto, Ltd.	4,800	289,231
			Malaysia - 0.5%
The Chiba Bank, Ltd.	45,800	293,323
			AMMB Holdings BHD	122,000	95,041
The Chugoku Electric Power
			Axiata Group BHD	200,100	175,215
Company, Inc.	23,400	279,082
			CIMB Group Holdings BHD	471,800	503,803
The Kansai Electric Power
			Dialog Group BHD	283,000	225,514
Company, Inc.	59,400	593,617
			DiGi.Com BHD	220,000	200,990
The Shizuoka Bank, Ltd.	34,900	256,144
			Fraser & Neave Holdings BHD	10,200	78,682
THK Company, Ltd.	10,200	331,675
			Gamuda BHD (A)	128,300	105,377
TIS, Inc.	18,900	393,450
			Genting BHD	157,000	178,382
Tobu Railway Company, Ltd.	15,700	448,780
			Genting Malaysia BHD	215,100	153,366
Toho Company, Ltd.	9,400	354,836
			Genting Plantations BHD	18,100	42,431
Toho Gas Company, Ltd.	6,200	363,705
			HAP Seng Consolidated BHD	45,800	96,189
Tohoku Electric Power Company, Inc.	34,800	306,541
			Hartalega Holdings BHD	125,200	308,437
Tokio Marine Holdings, Inc.	54,100	2,687,614
			Hong Leong Bank BHD	49,000	217,598
Tokyo Century Corp.	3,600	236,817
			Hong Leong Financial Group BHD	17,400	72,686
Tokyo Electric Power Company
			IHH Healthcare BHD	158,700	198,855
Holdings, Inc. (A)	122,400	394,253
			IOI Corp. BHD	181,800	192,174
Tokyo Electron, Ltd.	12,600	5,254,414
			Kossan Rubber Industries	94,400	91,898
Tokyo Gas Company, Ltd.	31,600	652,965
			Kuala Lumpur Kepong BHD	31,900	185,215
Tokyu Corp.	41,900	578,345
			Malayan Banking BHD	282,800	560,526
Tokyu Fudosan Holdings Corp.	52,300	330,323
			Malaysia Airports Holdings BHD	76,100	112,367
Toppan Printing Company, Ltd.	22,300	352,331
			Maxis BHD	169,000	198,136
Toray Industries, Inc.	118,100	779,091
			MISC BHD	96,800	161,821
Toshiba Corp.	32,700	1,035,624
			Nestle Malaysia BHD	4,600	156,541
Tosoh Corp.	22,400	411,777
			Petronas Chemicals Group BHD	176,900	323,779
TOTO, Ltd.	12,000	727,773
			Petronas Dagangan BHD	20,700	102,152
Toyo Suisan Kaisha, Ltd.	7,400	315,027
			Petronas Gas BHD	56,500	228,650
Toyoda Gosei Company, Ltd.	5,400	141,211
			PPB Group BHD	47,400	220,406
Toyota Industries Corp.	12,400	1,065,376
			Press Metal Aluminium Holdings BHD	103,600	247,414
Toyota Motor Corp.	179,300	13,249,155
			Public Bank BHD	1,066,300	1,094,341
Toyota Tsusho Corp.	18,100	763,485
			QL Resources BHD	77,950	118,440
Trend Micro, Inc.	11,200	541,441
			RHB Bank BHD	114,300	152,809
Tsuruha Holdings, Inc.	3,100	399,136
			Sime Darby BHD	201,500	112,762
Unicharm Corp.	34,100	1,350,980
			Sime Darby Plantation BHD	149,900	181,112
United Urban Investment Corp.	250	344,938
			Supermax Corp. BHD	110,284	131,436
USS Company, Ltd.	18,400	351,028
			Telekom Malaysia BHD	83,400	126,338
Welcia Holdings Company, Ltd.	7,900	251,742
			Tenaga Nasional BHD	166,200	414,109
West Japan Railway Company	13,700	843,296
			Top Glove Corp. BHD	355,600	459,307
Yakult Honsha Company, Ltd.	10,800	535,600

The accompanying notes are an integral part of the financial statements.	46

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

International Strategic Equity Allocation Fund (continued)

	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Malaysia (continued)			Netherlands (continued)
Westports Holdings BHD	59,700	$60,059	Topicus.com, Inc. (A)	487	$25,280
		8,284,358	Wolters Kluwer NV	16,914	1,340,760
Mexico - 0.5%			New Zealand - 0.2%		54,541,739
America Movil SAB de CV, Series L (B)	2,092,900	1,337,511
Arca Continental SAB de CV	26,600	120,978	a2 Milk Company, Ltd. (A)	58,273	409,850
Becle SAB de CV	34,100	70,560	Auckland International Airport, Ltd. (A)	99,283	541,897
Cemex SAB de CV, Series CPO (A)	930,148	616,660	Fisher & Paykel Healthcare Corp., Ltd.	45,283	962,924
Coca-Cola Femsa SAB de CV	32,790	138,316	Mercury NZ, Ltd.	54,129	236,325
Fibra Uno Administracion SA de CV	191,600	217,600	Meridian Energy, Ltd.	101,150	416,406
Fomento Economico Mexicano SAB de			Ryman Healthcare, Ltd.	31,949	337,338
CV (B)	119,800	817,373	Spark New Zealand, Ltd.	146,109	484,550
Fresnillo PLC	12,098	152,789	Xero, Ltd. (A)	8,432	771,690
Gruma SAB de CV, Class B	13,530	147,452			4,160,980
Grupo Aeroportuario del Pacifico SAB			Norway - 0.4%
de CV, B Shares (A)	23,500	237,561
			Adevinta ASA (A)	15,771	219,482
Grupo Aeroportuario del Sureste SAB de
			DNB ASA (B)	63,037	1,224,645
CV, B Shares (A)(B)	12,805	238,736
			Equinor ASA	64,253	1,218,519
Grupo Bimbo SAB de CV, Series A	96,500	180,629
			Gjensidige Forsikring ASA	13,594	311,793
Grupo Carso SAB de CV, Series A1 (A)	28,200	69,432
			Mowi ASA	28,948	698,236
Grupo Financiero Banorte SAB de CV,
			Norsk Hydro ASA	88,475	489,820
Series O (A)	159,400	800,467
			Orkla ASA	49,533	456,230
Grupo Financiero Inbursa SAB de CV,
			Schibsted ASA, B Shares (A)	6,203	212,710
Series O (A)	140,400	126,166
			Schibsted ASA, Class A (A)	5,184	208,922
Grupo Mexico SAB de CV, Series B (B)	191,600	908,316
			Telenor ASA	45,829	740,781
Grupo Televisa SAB, Series CPO (A)	149,300	220,799
			Yara International ASA	11,436	549,416
Industrias Penoles SAB de CV (A)	8,185	112,413
					6,330,554
Infraestructura Energetica Nova SAB de
			Peru - 0.1%
CV (A)	32,300	113,214
Kimberly-Clark de Mexico SAB de CV,			Cia de Minas Buenaventura SAA,
Class A	92,800	148,686	ADR (A)	17,900	197,974
Megacable Holdings SAB de CV,			Credicorp, Ltd.	5,753	920,538
Series CPO	18,900	65,271	Southern Copper Corp.	7,300	520,709
Orbia Advance Corp. SAB de CV	64,635	149,932			1,639,221
Promotora y Operadora de			Philippines - 0.2%
Infraestructura SAB de CV (B)	14,080	103,872
			Aboitiz Equity Ventures, Inc.	109,830	95,395
Telesites SAB de CV (A)(B)	79,500	70,072
			Aboitiz Power Corp.	79,800	39,715
Wal-Mart de Mexico SAB de CV	321,800	915,825
			Ayala Corp.	16,160	249,479
		8,080,630	Ayala Land, Inc.	462,380	372,269
Netherlands - 3.1%			Bank of the Philippine Islands	104,660	192,113
ABN AMRO Bank NV (C)	26,294	302,341	BDO Unibank, Inc.	111,210	241,503
Adyen NV (A)(C)	1,133	2,643,723	Globe Telecom, Inc.	1,860	77,721
Aegon NV	116,222	557,020	GT Capital Holdings, Inc.	5,523	63,704
Akzo Nobel NV	12,118	1,253,119	International Container Terminal
Argenx SE (A)	3,263	1,085,312	Services, Inc.	56,390	139,384
ASML Holding NV	26,589	15,079,167	JG Summit Holdings, Inc.	172,042	228,205
EXOR NV	7,466	598,465	Jollibee Foods Corp.	24,920	91,863
Heineken Holding NV	7,157	616,207	Manila Electric Company	12,570	70,118
Heineken NV	16,206	1,601,334	Megaworld Corp.	685,500	51,214
ING Groep NV (B)	243,606	2,668,145	Metro Pacific Investments Corp.	780,700	65,326
JDE Peet's NV (A)	4,608	186,562	Metropolitan Bank & Trust Company	104,789	109,276
Just Eat Takeaway.com NV (A)(B)(C)	7,868	757,111	PLDT, Inc.	4,935	130,766
Koninklijke Ahold Delhaize NV	68,517	1,809,172	Puregold Price Club, Inc.	58,710	44,755
Koninklijke DSM NV	10,753	1,773,013	SM Investments Corp.	13,760	285,966
Koninklijke KPN NV	222,369	728,809	SM Prime Holdings, Inc.	576,300	429,639
Koninklijke Philips NV (A)	56,932	3,108,317	Universal Robina Corp.	50,110	132,015
Koninklijke Vopak NV	4,231	201,883			3,110,426
NN Group NV	18,557	856,845	Poland - 0.2%
Prosus NV (A)	30,437	3,628,591
			Allegro.eu SA (A)(C)	18,488	318,018
QIAGEN NV (A)	7,221	356,844
			Bank Polska Kasa Opieki SA (A)	13,356	240,773
Randstad NV (A)	7,461	498,978
			CD Projekt SA (A)	4,831	303,702
Royal Dutch Shell PLC, A Shares	277,793	5,682,129
			Cyfrowy Polsat SA	20,033	152,328
Royal Dutch Shell PLC, B Shares	251,988	4,939,819
			Dino Polska SA (A)(C)	3,504	229,862
Stellantis NV	138,369	2,242,793
			KGHM Polska Miedz SA (A)	10,101	506,955

The accompanying notes are an integral part of the financial statements.	47

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

International Strategic Equity Allocation Fund (continued)

	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Poland (continued)			South Africa (continued)
LPP SA (A)	93	$193,978	MTN Group, Ltd.	105,838	$506,915
Orange Polska SA (A)	44,806	75,226	MultiChoice Group	27,219	229,977
PGE Polska Grupa Energetyczna SA (A)	59,677	105,274	Naspers, Ltd., N Shares	27,095	6,393,809
Polski Koncern Naftowy ORLEN SA	21,476	336,889	Nedbank Group, Ltd.	23,809	205,433
Polskie Gornictwo Naftowe i			Northam Platinum, Ltd. (A)	21,986	321,276
Gazownictwo SA	125,202	186,345	Old Mutual, Ltd.	301,741	268,114
Powszechna Kasa Oszczednosci Bank			Rand Merchant Investment
Polski SA (A)	63,046	505,940	Holdings, Ltd.	53,442	107,681
Powszechny Zaklad Ubezpieczen SA (A)	44,867	349,712	Remgro, Ltd.	32,216	220,693
Santander Bank Polska SA (A)	2,544	142,776	Sanlam, Ltd.	112,047	450,196
		3,647,778	Sasol, Ltd. (A)	35,133	434,309
Portugal - 0.1%			Shoprite Holdings, Ltd.	31,035	272,800
			Sibanye Stillwater, Ltd.	141,063	648,582
EDP - Energias de Portugal SA	208,231	1,193,518
			Standard Bank Group, Ltd.	80,095	702,411
Galp Energia SGPS SA	37,334	417,335
			The Bidvest Group, Ltd.	17,647	195,701
Jeronimo Martins SGPS SA	18,295	283,161
			The SPAR Group, Ltd.	11,623	145,812
		1,894,014
			Tiger Brands, Ltd.	9,900	131,844
Romania - 0.0%
			Vodacom Group, Ltd.	39,755	327,404
NEPI Rockcastle PLC	24,907	153,174	Woolworths Holdings, Ltd.	60,597	184,648
Singapore - 0.6%					17,727,804
Ascendas Real Estate Investment Trust	208,500	456,034	South Korea - 3.4%
BOC Aviation, Ltd. (C)	13,800	133,306
			Alteogen, Inc. (A)	1,098	126,899
CapitaLand Integrated Commercial Trust	297,236	465,207
			Amorepacific Corp.	1,938	404,304
CapitaLand, Ltd.	173,800	411,473
			AMOREPACIFIC Group	1,808	104,021
City Developments, Ltd.	30,300	165,911
			BGF retail Company, Ltd.	470	66,413
DBS Group Holdings, Ltd.	117,800	2,334,160
			BNK Financial Group, Inc.	1,924	10,079
Genting Singapore, Ltd.	403,900	257,327
			Celltrion Healthcare Company, Ltd. (A)	4,183	466,839
Jardine Cycle & Carriage, Ltd.	600	9,426
			Celltrion Pharm, Inc. (A)	998	136,393
Keppel Corp., Ltd.	96,300	364,155
			Celltrion, Inc. (A)	5,775	1,526,342
Mapletree Commercial Trust	138,800	210,703
			Cheil Worldwide, Inc.	4,324	74,710
Mapletree Logistics Trust	186,600	257,451
			CJ CheilJedang Corp.	511	184,500
Oversea-Chinese Banking Corp., Ltd.	220,500	1,803,881
			CJ Corp.	1,011	83,269
Singapore Airlines, Ltd. (A)	85,800	318,025
			CJ ENM Company, Ltd.	672	82,539
Singapore Exchange, Ltd.	52,900	393,853
			CJ Logistics Corp. (A)	542	78,996
Singapore Technologies
			Coway Company, Ltd.	2,905	166,806
Engineering, Ltd.	101,500	284,266
			Daewoo Shipbuilding & Marine
Singapore Telecommunications, Ltd.	536,960	941,962
			Engineering Company, Ltd. (A)	2,294	51,840
Suntec Real Estate Investment Trust	123,000	132,822
			DB Insurance Company, Ltd.	3,343	123,018
United Overseas Bank, Ltd.	77,800	1,428,721
			DL E&C Company, Ltd. (A)	214	21,143
UOL Group, Ltd.	30,200	166,315	DL Holdings Company, Ltd.	88	6,755
Venture Corp., Ltd.	18,100	258,285
			Doosan Bobcat, Inc. (A)	3,163	90,665
Wilmar International, Ltd.	127,400	501,588
			Doosan Heavy Industries & Construction
		11,294,871	Company, Ltd. (A)	11,632	108,948
South Africa - 1.0%			Douzone Bizon Company, Ltd.	1,160	113,314
Absa Group, Ltd.	44,971	359,889	E-MART, Inc.	1,195	179,434
African Rainbow Minerals, Ltd.	7,104	138,037	Fila Holdings Corp.	3,028	107,588
Anglo American Platinum, Ltd.	3,323	402,491	GS Engineering & Construction Corp.	3,825	123,550
AngloGold Ashanti, Ltd.	25,527	510,496	GS Holdings Corp.	3,125	108,400
Aspen Pharmacare Holdings, Ltd. (A)	24,209	227,629	GS Retail Company, Ltd.	1,688	54,325
Bid Corp., Ltd.	20,831	389,391	Hana Financial Group, Inc.	18,301	601,126
Capitec Bank Holdings, Ltd. (A)	4,264	377,424	Hankook Tire & Technology
Clicks Group, Ltd.	15,238	246,590	Company, Ltd.	4,571	193,350
Discovery, Ltd.	25,493	238,686	Hanmi Pharm Company, Ltd. (A)	404	123,011
Exxaro Resources, Ltd.	15,683	177,508	Hanon Systems	11,182	153,356
FirstRand, Ltd.	297,611	987,747	HLB, Inc. (A)	2,677	163,236
Gold Fields, Ltd.	54,189	447,423	Hotel Shilla Company, Ltd.	1,890	137,259
Growthpoint Properties, Ltd.	203,310	184,258	Hyundai Engineering & Construction
Harmony Gold Mining			Company, Ltd.	4,947	175,063
Company, Ltd. (A)	32,833	123,285	Hyundai Glovis Company, Ltd.	1,151	197,496
Impala Platinum Holdings, Ltd.	49,713	806,063	Hyundai Heavy Industries Holdings
Kumba Iron Ore, Ltd.	4,009	171,726	Company, Ltd.	582	139,927
Momentum Metropolitan Holdings	8,780	9,696	Hyundai Marine & Fire Insurance
Mr. Price Group, Ltd.	15,789	181,860	Company, Ltd.	4,278	83,208
The accompanying notes are an integral part of the financial statements.	48

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

International Strategic Equity Allocation Fund (continued)

	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
South Korea (continued)			South Korea (continued)
Hyundai Mobis Company, Ltd.	4,008	$1,078,303	Shinhan Financial Group Company, Ltd.	26,545	$772,651
Hyundai Motor Company	9,007	1,894,758	Shinsegae, Inc.	448	106,427
Hyundai Steel Company	5,344	189,446	SK Biopharmaceuticals
Industrial Bank of Korea	17,522	129,643	Company, Ltd. (A)	938	98,373
Kakao Corp.	3,426	1,486,003	SK Chemicals Company, Ltd.	460	153,726
Kangwon Land, Inc. (A)	6,653	142,940	SK Holdings Company, Ltd.	2,120	494,759
KB Financial Group, Inc.	23,988	928,472	SK Hynix, Inc.	32,744	4,112,809
Kia Motors Corp.	15,831	1,116,215	SK Innovation Company, Ltd. (A)	3,332	770,792
KMW Company, Ltd. (A)	1,560	86,104	SK Telecom Company, Ltd.	2,391	524,166
Korea Aerospace Industries, Ltd. (A)	4,490	132,141	S-Oil Corp. (A)	2,657	200,895
Korea Electric Power Corp.	15,465	311,593	Woori Financial Group, Inc.	32,787	279,216
Korea Gas Corp. (A)	1,754	49,677	Yuhan Corp.	3,022	166,530
Korea Investment Holdings	2,648	205,349			60,350,189
Company, Ltd. (A)			Spain - 1.5%
Korea Shipbuilding & Offshore
			ACS Actividades de Construccion y
Engineering Company, Ltd. (A)	2,367	235,262
			Servicios SA	19,002	580,594
Korea Zinc Company, Ltd.	522	186,899
			Aena SME SA (A)(C)	4,694	796,125
Korean Air Lines Company, Ltd. (A)	9,497	237,213
			Amadeus IT Group SA (A)	31,340	2,188,072
KT&G Corp.	7,089	493,432
			Banco Bilbao Vizcaya Argentaria SA	462,668	2,572,839
Kumho Petrochemical
			Banco Santander SA	1,203,073	4,183,197
Company, Ltd. (A)	1,113	208,536
			CaixaBank SA	247,058	715,537
LG Chem, Ltd.	2,754	2,033,179
			Cellnex Telecom SA (A)(C)	21,905	1,191,844
LG Corp.	5,774	481,307
			Enagas SA	16,908	354,149
LG Display Company, Ltd.	14,025	281,686
			Endesa SA	22,080	545,603
LG Electronics, Inc.	6,401	832,737
			Ferrovial SA	33,718	836,808
LG Household & Health Care, Ltd.	564	759,319
			Grifols SA (B)	20,654	517,465
LG Innotek Company, Ltd.	877	154,968
			Iberdrola SA	425,221	5,328,828
LG Uplus Corp.	13,328	139,757
			Industria de Diseno Textil SA	75,912	2,503,061
Lotte Chemical Corp.	1,051	296,452
			Mapfre SA	9,928	18,799
Lotte Corp.	1,526	45,590
			Naturgy Energy Group SA	20,261	504,612
Lotte Shopping Company, Ltd.	697	73,385
			Red Electrica Corp. SA	29,700	496,177
Meritz Securities Company, Ltd.	19,667	65,680
			Repsol SA	105,007	1,321,806
Mirae Asset Daewoo Company, Ltd.	19,659	163,007
			Siemens Gamesa Renewable Energy SA	16,539	613,488
NAVER Corp.	7,368	2,452,969
			Telefonica SA	351,577	1,500,954
NCSoft Corp.	985	818,103
					26,769,958
Netmarble Corp. (C)	1,282	140,613
			Sweden - 2.0%
NH Investment & Securities
Company, Ltd. (A)	8,540	82,285	Alfa Laval AB (A)	21,372	660,180
Orion Corp.	1,413	161,532	Assa Abloy AB, B Shares	67,734	1,699,094
Ottogi Corp.	92	45,760	Atlas Copco AB, A Shares	45,466	2,594,783
Pan Ocean Company, Ltd.	17,303	87,931	Atlas Copco AB, B Shares	26,345	1,276,541
Pearl Abyss Corp. (A)	346	89,075	Boliden AB	18,459	731,040
POSCO	4,479	1,112,169	Electrolux AB, Series B	15,270	360,503
POSCO Chemical Company, Ltd.	1,610	225,679	Epiroc AB, A Shares	44,683	946,993
S-1 Corp.	988	72,923	Epiroc AB, B Shares	26,294	516,801
Samsung Biologics			EQT AB	16,270	451,017
Company, Ltd. (A)(C)	992	660,941	Essity AB, B Shares	41,116	1,235,414
Samsung C&T Corp.	5,080	547,879	Evolution Gaming Group AB (B)(C)	10,814	1,348,449
Samsung Card Company, Ltd.	1,928	56,462	Fastighets AB Balder, B Shares (A)	6,872	328,414
Samsung Electro-Mechanics			Hennes & Mauritz AB, B Shares (A)(B)	54,528	1,282,618
Company, Ltd.	3,388	569,985	Hexagon AB, B Shares	19,056	1,585,000
Samsung Electronics Company, Ltd.	285,675	20,935,884	Husqvarna AB, B Shares	28,321	346,365
Samsung Engineering Company, Ltd. (A)	9,830	112,577	ICA Gruppen AB	6,662	316,137
Samsung Fire & Marine			Industrivarden AB, A Shares (A)	7,785	276,620
Insurance Company, Ltd.	1,940	298,253	Industrivarden AB, C Shares (A)	10,503	346,657
Samsung Heavy Industries			Investment AB Latour, B Shares	9,997	227,197
Company, Ltd. (A)	28,262	164,672	Investor AB, B Shares	30,954	2,286,840
Samsung Life Insurance Company, Ltd.	4,460	296,747	Kinnevik AB, B Shares (A)	16,499	765,609
Samsung SDI Company, Ltd.	3,300	1,974,488	L.E. Lundbergforetagen AB, B
Samsung SDS Company, Ltd.	2,102	363,000	Shares (A)(B)	5,246	260,913
Samsung Securities Company, Ltd.	4,322	140,256	Lundin Energy AB	12,339	400,423
Seegene, Inc.	1,103	121,613	Nibe Industrier AB, B Shares	21,114	663,555
Shin Poong Pharmaceutical			Sandvik AB (A)	76,527	2,055,196
Company, Ltd.	1,759	130,874	Securitas AB, B Shares	21,103	323,529
The accompanying notes are an integral part of the financial statements.	49

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Skandinaviska Enskilda Banken AB, A
Shares (A)	110,595	$1,270,556
Skanska AB, B Shares	23,010	556,783
SKF AB, B Shares	25,825	703,642
Svenska Cellulosa AB SCA, B
Shares (A)	41,107	707,014
Svenska Handelsbanken AB, A
Shares (A)	104,219	1,098,763
Swedbank AB, A Shares (B)	60,747	1,063,936
Swedish Match AB	10,864	779,750
Tele2 AB, B Shares	33,111	418,503
Telefonaktiebolaget LM Ericsson,
B Shares	197,344	2,465,999
Telia Company AB	164,209	665,181
Volvo AB, B Shares (A)	96,859	2,479,629
		35,495,644
Switzerland - 4.3%
ABB, Ltd.	88,614	2,551,153
Adecco Group AG	7,432	467,746
Alcon, Inc. (A)	23,697	1,632,061
Baloise Holding AG	2,439	426,586
Banque Cantonale Vaudoise	1,378	144,418
Barry Callebaut AG	138	298,532
Chocoladefabriken Lindt &
Spruengli AG	5	441,912
Chocoladefabriken Lindt & Spruengli
AG, Participation Certificates	49	411,177
Cie Financiere Richemont SA, A Shares	25,082	2,416,941
Clariant AG	9,634	201,551
Coca-Cola HBC AG	13,586	426,038
Credit Suisse Group AG	119,413	1,727,496
EMS-Chemie Holding AG	382	338,504
Geberit AG	1,758	1,036,477
Givaudan SA (B)	440	1,657,160
Glencore PLC (A)	677,582	2,757,496
Julius Baer Group, Ltd.	11,004	677,333
Kuehne + Nagel International AG	2,534	601,294
LafargeHolcim, Ltd. (A)	25,305	1,395,995
Logitech International SA	7,847	834,252
Lonza Group AG	3,576	2,255,547
Nestle SA	138,350	14,439,407
Novartis AG	106,732	9,192,446
Partners Group Holding AG	905	1,083,529
Roche Holding AG	33,743	11,069,695
Schindler Holding AG	859	228,720
Schindler Holding AG,
Participation Certificates	1,997	545,360
SGS SA	284	811,607
Sika AG	6,812	1,801,361
Sonova Holding AG (A)	2,641	675,874
STMicroelectronics NV	42,781	1,661,495
Straumann Holding AG	499	602,624
Swiss Life Holding AG	1,550	770,409
Swiss Prime Site AG	3,553	332,556
Swiss Re AG (B)	14,163	1,330,586
Swisscom AG	1,211	608,318
Temenos AG	3,168	427,768
The Swatch Group AG	2,146	123,293
The Swatch Group AG, Bearer Shares	1,449	432,486
UBS Group AG	177,452	2,760,860
Vifor Pharma AG	2,177	270,862
Zurich Insurance Group AG	7,371	3,008,921
		74,877,846

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan - 4.2%
Accton Technology Corp.	34,000	$320,183
Acer, Inc.	194,000	186,873
Advantech Company, Ltd.	25,265	328,556
ASE Technology Holding Company, Ltd.	220,000	820,439
Asia Cement Corp.	145,000	221,779
ASMedia Technology, Inc.	2,000	121,935
Asustek Computer, Inc.	47,000	512,547
AU Optronics Corp. (A)	583,000	395,501
Catcher Technology Company, Ltd.	46,000	316,682
Cathay Financial Holding Company, Ltd.	542,000	815,697
Chailease Holding Company, Ltd.	83,752	517,274
Chang Hwa Commercial Bank, Ltd.	343,528	210,460
Cheng Shin Rubber Industry
Company, Ltd.	113,000	174,877
Chicony Electronics Company, Ltd.	39,526	132,984
China Development Financial
Holding Corp.	849,000	283,414
China Life Insurance Company, Ltd.	145,189	118,224
China Steel Corp.	778,000	690,487
Chunghwa Telecom Company, Ltd.	254,000	997,908
Compal Electronics, Inc.	276,000	219,830
CTBC Financial Holding Company, Ltd.	1,173,000	842,141
Delta Electronics, Inc.	131,000	1,318,544
E.Sun Financial Holding Company, Ltd.	752,803	682,782
Eclat Textile Company, Ltd.	13,340	205,535
Evergreen Marine Corp. Taiwan, Ltd. (A)	161,900	220,496
Far Eastern New Century Corp.	194,000	201,545
Far EasTone Telecommunications
Company, Ltd.	102,000	226,041
Feng TAY Enterprise Company, Ltd.	25,920	172,961
First Financial Holding Company, Ltd.	670,318	501,382
Formosa Chemicals & Fibre Corp.	236,000	728,231
Formosa Petrochemical Corp.	75,000	269,051
Formosa Plastics Corp.	257,000	898,844
Foxconn Technology Company, Ltd.	62,000	155,671
Fubon Financial Holding Company, Ltd.	452,000	809,467
Giant Manufacturing Company, Ltd.	20,000	201,717
Globalwafers Company, Ltd.	15,000	398,270
Highwealth Construction Corp.	48,600	78,860
Hiwin Technologies Corp.	17,226	246,712
Hon Hai Precision Industry
Company, Ltd.	837,800	3,365,651
Hotai Motor Company, Ltd.	20,000	423,868
Hua Nan Financial Holdings
Company, Ltd.	533,267	347,339
Innolux Corp. (A)	556,000	338,852
Inventec Corp.	164,000	145,959
Largan Precision Company, Ltd.	7,000	827,354
Lite-On Technology Corp.	141,000	300,510
MediaTek, Inc.	101,000	3,241,757
Mega Financial Holding Company, Ltd.	720,000	754,735
Micro-Star International Company, Ltd.	45,000	240,684
Nan Ya Plastics Corp.	346,000	902,412
Nanya Technology Corp.	84,000	290,395
Nien Made Enterprise Company, Ltd.	11,000	153,976
Novatek Microelectronics Corp.	39,000	664,062
Oneness Biotech Company, Ltd. (A)	13,000	121,582
Pegatron Corp.	132,000	353,292
Phison Electronics Corp.	10,000	164,697
Pou Chen Corp.	159,000	172,305
Powertech Technology, Inc.	52,000	186,451
President Chain Store Corp.	37,000	347,799
Quanta Computer, Inc.	193,000	588,690
Realtek Semiconductor Corp.	33,000	544,460
The accompanying notes are an integral part of the financial statements.	50

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

International Strategic Equity Allocation Fund (continued)

	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Taiwan (continued)			Thailand (continued)
Ruentex Development Company, Ltd.	54,840	$82,132	Land & Houses PCL, NVDR	537,800	$138,868
Shin Kong Financial Holding			Minor International PCL, NVDR (A)	194,200	191,576
Company, Ltd.	782,988	232,531	Muangthai Capital PCL, NVDR	45,700	97,289
SinoPac Financial Holdings			Osotspa PCL, NVDR	42,900	48,888
Company, Ltd.	671,601	280,826	PTT Exploration & Production
Standard Foods Corp.	25,600	50,491	PCL, NVDR	87,400	326,183
Synnex Technology International Corp.	88,000	155,766	PTT Global Chemical PCL, NVDR	143,100	292,299
Taishin Financial Holding Company, Ltd.	640,595	297,547	PTT PCL, NVDR	719,100	938,189
Taiwan Business Bank	343,891	116,842	Ratch Group PCL, NVDR	50,900	85,787
Taiwan Cement Corp.	323,988	488,201	Sri Trang Gloves Thailand PCL, NVDR	53,700	68,691
Taiwan Cooperative Financial Holding			Srisawad Corp. PCL, NVDR	47,200	97,269
Company, Ltd.	598,470	428,480	Thai Oil PCL, NVDR	68,300	130,958
Taiwan High Speed Rail Corp.	124,000	134,220	Thai Union Group PCL, NVDR	195,400	89,951
Taiwan Mobile Company, Ltd.	108,000	376,413	The Siam Cement PCL, NVDR	49,200	592,212
Taiwan Semiconductor Manufacturing			The Siam Commercial Bank
Company, Ltd.	1,650,816	36,065,438	PCL, NVDR	53,700	180,174
The Shanghai Commercial & Savings			Total Access Communication
Bank, Ltd.	220,000	314,910	PCL, NVDR	42,800	44,606
Unimicron Technology Corp.	81,000	283,103	True Corp. PCL, NVDR	694,700	71,507
Uni-President Enterprises Corp.	321,000	773,048			8,991,720
United Microelectronics Corp.	780,000	1,520,817	Turkey - 0.1%
Vanguard International
			Akbank T.A.S. (A)	108,346	89,108
Semiconductor Corp.	61,000	253,738
			Aselsan Elektronik Sanayi Ve Ticaret AS	24,474	56,151
Walsin Technology Corp.	21,000	191,157
			BIM Birlesik Magazalar AS	15,989	143,181
Win Semiconductors Corp.	23,000	313,842
			Eregli Demir ve Celik Fabrikalari TAS	51,067	100,723
Winbond Electronics Corp.	202,000	221,145
			Ford Otomotiv Sanayi AS	2,461	58,028
Wistron Corp.	191,040	219,377
			Haci Omer Sabanci Holding AS	34,107	48,314
Wiwynn Corp.	5,000	144,134
			KOC Holding AS	28,963	84,140
WPG Holdings, Ltd.	104,960	170,806
			Turk Hava Yollari AO (A)	17,922	32,629
Yageo Corp.	24,556	522,032
			Turkcell Iletisim Hizmetleri AS	44,356	96,593
Yuanta Financial Holding Company, Ltd.	659,480	502,893
			Turkiye Garanti Bankasi AS (A)	82,345	99,325
Zhen Ding Technology Holding, Ltd.	40,000	172,125
			Turkiye Is Bankasi AS, Class C (A)	66,073	51,046
		74,332,744
Thailand - 0.5%			Turkiye Petrol Rafinerileri AS (A)	3,951	53,720
			Turkiye Sise ve Cam Fabrikalari AS	51,859	49,914
Advanced Info Service PCL, NVDR	74,700	407,432	Yapi ve Kredi Bankasi AS (A)	100,612	35,952
Airports of Thailand PCL, NVDR	267,100	557,410			998,824
Asset World Corp. PCL, NVDR	495,200	78,266	United Arab Emirates - 0.0%
B. Grimm Power PCL, NVDR	48,100	75,454
			NMC Health PLC (A)	5,577	2,789
Bangkok Bank PCL, NVDR	35,600	141,677
			United Kingdom - 7.7%
Bangkok Commercial Asset Management
			3i Group PLC	66,508	1,032,472
PCL, NVDR	112,700	79,716
			Admiral Group PLC	13,064	565,337
Bangkok Dusit Medical Services
			Anglo American PLC	83,275	3,231,162
PCL, NVDR	597,700	392,542
			Ashtead Group PLC	30,532	1,658,856
Bangkok Expressway & Metro
			Associated British Foods PLC (A)	24,227	803,433
PCL, NVDR	467,600	121,896
			AstraZeneca PLC	89,023	8,647,194
Berli Jucker PCL, NVDR	73,900	90,299
			Auto Trader Group PLC (A)(C)	64,114	492,946
BTS Group Holdings PCL, NVDR	481,000	148,815
			AVEVA Group PLC	7,764	368,810
Bumrungrad Hospital PCL, NVDR	27,000	112,421
			Aviva PLC	274,042	1,388,411
Central Pattana PCL, NVDR	142,000	244,391
			BAE Systems PLC	218,790	1,481,007
Central Retail Corp. PCL, NVDR (A)	114,458	124,907
			Barclays PLC	1,170,468	2,612,177
Charoen Pokphand Foods PCL, NVDR	248,200	234,361
			Barratt Developments PLC (A)	69,574	646,577
CP ALL PCL, NVDR	365,000	715,199
			BP PLC	1,372,765	5,622,213
Delta Electronics Thailand PCL, NVDR	19,600	254,363
Electricity Generating PCL, NVDR	18,600	102,741	British American Tobacco PLC	155,695	5,406,552
			BT Group PLC (A)	606,430	1,049,684
Energy Absolute PCL, NVDR	93,500	190,329
			Bunzl PLC	22,774	711,022
Global Power Synergy PCL, NVDR	44,000	108,273
			Burberry Group PLC (A)	27,455	698,935
Gulf Energy Development PCL, NVDR	143,500	156,793
			CNH Industrial NV	69,178	1,021,116
Home Product Center PCL, NVDR	366,600	158,756
			Coca-Cola European Partners PLC	12,837	654,045
Indorama Ventures PCL, NVDR	107,300	138,293
			Compass Group PLC (A)	121,113	2,459,444
Intouch Holdings PCL, NVDR	140,700	257,209
			Croda International PLC	9,439	814,927
Kasikornbank PCL, NVDR	111,000	511,221
			Diageo PLC	158,575	6,238,161
Krung Thai Bank PCL, NVDR	238,500	93,324
			Direct Line Insurance Group PLC	96,530	431,549
Krungthai Card PCL, NVDR	48,700	101,185
			Evraz PLC	34,008	273,017

The accompanying notes are an integral part of the financial statements.	51

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

International Strategic Equity Allocation Fund (continued)

Shares or				Shares or
Principal				Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			PREFERRED SECURITIES - 0.7%
United Kingdom (continued)			Brazil - 0.3%
Ferguson PLC	15,291	$1,809,100	Alpargatas SA (A)	11,200	$69,808
GlaxoSmithKline PLC	339,941	5,672,193	Banco Bradesco SA	272,292	1,117,504
Halma PLC	25,635	811,535	Bradespar SA	13,600	152,546
Hargreaves Lansdown PLC	22,680	479,494	Centrais Eletricas Brasileiras SA,
HSBC Holdings PLC	1,382,185	8,279,830	B Shares	15,700	91,804
Imperial Brands PLC	64,320	1,198,456	Cia Energetica de Minas Gerais	58,672	125,213
Informa PLC (A)	101,222	776,536	Cia Paranaense de Energia, B Shares	6,300	65,853
InterContinental Hotels Group PLC (A)	11,866	833,875	Gerdau SA	66,700	307,899
Intertek Group PLC	10,863	814,277	Itau Unibanco Holding SA	295,100	1,345,385
J Sainsbury PLC	120,003	379,811	Itausa SA	268,960	477,526
JD Sports Fashion PLC (A)	34,780	404,249	Lojas Americanas SA	55,600	247,135
Johnson Matthey PLC	13,180	563,192	Petroleo Brasileiro SA	290,300	1,152,042
Kingfisher PLC (A)	143,031	530,139			5,152,715
Land Securities Group PLC	47,301	438,655	Chile - 0.0%
Legal & General Group PLC	414,590	1,507,534
			Embotelladora Andina SA, B Shares	18,776	50,688
Lloyds Banking Group PLC (A)	4,811,726	2,621,789
			Sociedad Quimica y Minera de Chile
London Stock Exchange Group PLC	21,491	2,887,942
			SA, B Shares	6,084	325,851
M&G PLC	177,300	456,661
					376,539
Melrose Industries PLC (A)	328,661	763,801
			Colombia - 0.0%
Mondi PLC	33,040	797,310
National Grid PLC	238,258	2,679,087	Bancolombia SA	81,995	696,969
Natwest Group PLC (A)	330,878	854,691	Germany - 0.2%
Next PLC (A)	9,018	955,232	Bayerische Motoren Werke AG	1,701	115,192
Ocado Group PLC (A)	32,947	1,012,248	FUCHS PETROLUB SE	2,126	116,613
Pearson PLC	50,918	536,450	Henkel AG & Company KGaA	5,688	560,171
Persimmon PLC	21,689	785,911	Porsche Automobil Holding SE	4,877	390,648
Phoenix Group Holdings PLC	39,483	391,851	Sartorius AG	1,119	574,745
Prudential PLC	178,020	3,546,219	Volkswagen AG	5,907	1,235,860
Reckitt Benckiser Group PLC	48,200	4,043,075			2,993,229
RELX PLC	130,759	3,094,034
			South Korea - 0.2%
Rentokil Initial PLC (A)	125,324	816,560
			Hyundai Motor Company	1,368	126,241
Rio Tinto PLC	76,068	6,592,599
			Hyundai Motor Company, 2nd Preferred	2,137	193,476
Rolls-Royce Holdings PLC (A)	566,884	854,005
			LG Chem, Ltd.	457	158,181
RSA Insurance Group PLC	71,958	679,353
			LG Household & Health Care, Ltd.	123	77,156
Schroders PLC	8,838	432,546
			Samsung Electronics Company, Ltd.	49,391	3,194,701
Segro PLC	80,388	1,020,490
					3,749,755
Severn Trent PLC	15,932	487,936
Smith & Nephew PLC	59,354	1,152,728	TOTAL PREFERRED SECURITIES (Cost $10,518,380)		$12,969,207
Smiths Group PLC	26,914	551,171
			EXCHANGE-TRADED FUNDS - 4.6%
Spirax-Sarco Engineering PLC	4,965	744,102
			iShares MSCI India ETF	1,012,326	41,535,736
SSE PLC	70,271	1,302,404
			KraneShares Bosera MSCI China A
St. James's Place PLC	37,142	612,623
			ETF (B)	450,000	21,118,500
Standard Chartered PLC (A)	180,298	1,166,829
			VanEck Vectors Russia ETF	608,123	14,880,770
Standard Life Aberdeen PLC	155,570	679,464
			Xtrackers Harvest CSI 300 China
Taylor Wimpey PLC (A)	249,045	549,494
			A-Shares ETF	58,761	2,426,829
Tesco PLC	523,804	1,646,379
			TOTAL EXCHANGE-TRADED FUNDS (Cost $56,205,175)		$79,961,835
The Berkeley Group Holdings PLC	8,529	483,229
The British Land Company PLC	59,052	403,656
			WARRANTS - 0.0%
The Sage Group PLC	73,444	573,890
			Cie Financiere Richemont SA
Unilever PLC	106,795	5,547,784
			(Expiration Date: 11-22-23; Strike
Unilever PLC (London Stock Exchange)	71,585	3,731,550
			Price: CHF 67.00) (A)	72,322	25,442
United Utilities Group PLC	45,754	547,672
			Minor International PCL (Expiration
Vodafone Group PLC	1,821,344	3,117,863
			Date: 10-1-21; Strike Price: THB
Whitbread PLC (A)	13,763	655,132	48.00) (A)	1,000	39
Wm Morrison Supermarkets PLC	163,070	389,429
			Minor International PCL (Expiration
WPP PLC	83,269	995,854
			Date: 7-31-23; Strike Price: THB
		133,968,966	21.60) (A)	12,759	4,253
United States - 0.1%			Srisawad Corp. PCL (Expiration
Bausch Health Companies, Inc. (A)	22,204	698,782	Date: 8-29-25; Strike Price: THB
Brookfield Renewable Corp., Class A	8,982	415,927	100.00) (A)	2,652	1,272
International Flavors & Fragrances, Inc.	1	122	TOTAL WARRANTS (Cost $0)		$31,006
		1,114,831
TOTAL COMMON STOCKS (Cost $1,297,369,241)		$1,570,616,440
The accompanying notes are an integral part of the financial statements.	52

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 6.1%
U.S. Government Agency - 4.0%
Federal Home Loan Bank Discount Note
0.020%, 04/16/2021 *	$6,000,000	$5,999,693
0.025%, 04/23/2021 *	1,300,000	1,299,923
0.025%, 05/19/2021 *	26,000,000	25,997,718
0.050%, 03/26/2021 *	37,300,000	37,299,223
		70,596,557
Short-term funds - 2.1%
John Hancock Collateral Trust,
0.1222% (E)(F)	3,575,411	35,774,131
TOTAL SHORT-TERM INVESTMENTS (Cost $106,347,094)		$106,370,688
Total Investments (International Strategic Equity Allocation
Fund)
(Cost $1,470,439,890) - 101.2%		$1,769,949,176
Other assets and liabilities, net - (1.2%)		(21,231,616)
TOTAL NET ASSETS - 100.0%		$1,748,717,560

Currency Abbreviations

International Strategic Equity Allocation Fund (continued)

CHF	Swiss Franc
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

(A)Non-income producing security.

(B)All or a portion of this security is on loan as of 2-28-21.

(C)These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(D)Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.

(E)The rate shown is the annualized seven-day yield as of 2-28-21.

(F)Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

*Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis^	value^	(depreciation)
Canadian Dollar Currency Futures	68	Long	Mar 2021	$5,344,857	$5,343,100	$(1,757)
Mini MSCI EAFE Index Futures	509	Long	Mar 2021	55,460,615	54,999,995	(460,620)
Mini MSCI Emerging Markets Index Futures	356	Long	Mar 2021	24,455,815	23,809,280	(646,535)
S&P/TSX 60 Index Futures	30	Long	Mar 2021	5,000,527	5,053,277	52,750
						$(1,056,162)

^Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract. See Notes to financial statements regarding investment transactions and other derivatives information.

Mid Cap Stock Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 95.2%
Communication services – 10.3%
Entertainment – 2.5%
Spotify Technology SA (A)	163,724	$50,325,483
Interactive media and services – 7.8%
Match Group, Inc. (A)	461,178	70,491,057
Snap, Inc., Class A (A)	680,574	44,686,489
Twitter, Inc. (A)	593,520	45,736,651
		160,914,197
		211,239,680
Consumer discretionary – 29.3%
Automobiles – 2.1%
Thor Industries, Inc.	362,180	42,396,791
Diversified consumer services – 2.6%
Chegg, Inc. (A)	561,231	54,175,628
Hotels, restaurants and leisure – 8.5%
Chipotle Mexican Grill, Inc. (A)	35,890	51,753,380
DraftKings, Inc., Class A (A)	1,062,507	65,376,056
Penn National Gaming, Inc. (A)	265,611	30,752,442
Planet Fitness, Inc., Class A (A)	317,573	27,339,860
		175,221,738

Mid Cap Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables – 1.9%
Lennar Corp., A Shares	481,414	$39,942,920
Leisure products – 1.3%
Polaris, Inc.	223,328	26,299,105
Multiline retail – 1.9%
Ollie's Bargain Outlet Holdings, Inc. (A)	477,044	39,441,998
Specialty retail – 7.9%
Burlington Stores, Inc. (A)	154,024	39,864,492
Five Below, Inc. (A)	243,572	45,333,621
Floor & Decor Holdings, Inc.,
Class A (A)	476,308	45,292,128
JAND, Inc., Class A (A)(B)(C)	57,523	1,528,386
Ross Stores, Inc.	255,609	29,814,234
		161,832,861
Textiles, apparel and luxury goods – 3.1%
Lululemon Athletica, Inc. (A)	206,400	64,330,752
		603,641,793
Consumer staples – 1.3%
The accompanying notes are an integral part of the financial statements.	53

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Beverages – 1.3%
The Boston Beer Company, Inc.,
Class A (A)	26,697	$27,463,471
Financials – 4.1%
Capital markets – 4.1%
Ares Management Corp., Class A	425,826	22,134,435
BowX Acquisition Corp. (A)	1,699,827	18,766,090
Soaring Eagle Acquisition Corp. (A)	1,030,200	11,177,670
Tradeweb Markets, Inc., Class A	449,916	32,749,386
		84,827,581
Health care – 19.3%
Biotechnology – 3.9%
Apellis Pharmaceuticals, Inc. (A)	182,696	8,800,466
Ascendis Pharma A/S, ADR (A)	82,754	12,824,387
Exact Sciences Corp. (A)	224,152	30,511,570
Kodiak Sciences, Inc. (A)(D)	146,319	18,876,614
Novavax, Inc. (A)	36,783	8,505,333
		79,518,370
Health care equipment and supplies – 10.8%
ABIOMED, Inc. (A)	136,667	44,355,275
Align Technology, Inc. (A)	157,931	89,564,247
DexCom, Inc. (A)	144,653	57,540,070
Insulet Corp. (A)	115,848	30,016,217
		221,475,809
Health care providers and services – 1.4%
Oak Street Health, Inc. (A)	562,681	29,838,973
Health care technology – 1.0%
Multiplan Corp. (A)(D)	2,751,136	19,560,577
Life sciences tools and services – 1.0%
Agilent Technologies, Inc.	175,350	21,404,975
Pharmaceuticals – 1.2%
Elanco Animal Health, Inc. (A)	608,775	20,004,347
Reata Pharmaceuticals, Inc., Class A (A)	36,816	4,501,124
		24,505,471
		396,304,175
Industrials – 6.3%
Commercial services and supplies – 1.3%
Copart, Inc. (A)	252,249	27,535,501
Machinery – 2.4%
Fortive Corp.	387,491	25,504,658
The Middleby Corp. (A)	160,478	23,495,584
		49,000,242
Professional services – 2.6%
CoStar Group, Inc. (A)	64,945	53,499,093
		130,034,836
Information technology – 24.6%
Electronic equipment, instruments and components – 0.1%
Vontier Corp. (A)	85,256	2,677,038
IT services – 3.7%
GoDaddy, Inc., Class A (A)	517,511	41,980,492
Leidos Holdings, Inc.	388,859	34,394,579
		76,375,071
Semiconductors and semiconductor equipment – 4.3%
Marvell Technology Group, Ltd.	739,858	35,720,344
MKS Instruments, Inc.	130,542	21,526,376
SolarEdge Technologies, Inc. (A)	100,287	29,916,615
		87,163,335
Software – 16.5%
2U, Inc. (A)	602,104	23,861,382
Fair Isaac Corp. (A)	116,945	53,508,185

Mid Cap Stock Fund (continued)

Shares or
Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Guidewire Software, Inc. (A)	388,599	$43,130,603
MarkLogic Corp. (A)(C)	580,011	162,403
Paycom Software, Inc. (A)	91,699	34,317,434
Proofpoint, Inc. (A)	189,719	22,940,821
RingCentral, Inc., Class A (A)	103,775	39,243,554
Splunk, Inc. (A)	322,906	46,178,787
Varonis Systems, Inc. (A)	107,259	19,686,317
Workday, Inc., Class A (A)	233,250	57,188,235
		340,217,721
		506,433,165
TOTAL COMMON STOCKS (Cost $1,361,942,348)		$1,959,944,701
PREFERRED SECURITIES – 2.4%
Consumer discretionary – 1.7%
Diversified consumer services – 0.3%
The Honest Company, Inc.,
Series C (A)(B)(C)	142,030	5,009,398
The Honest Company, Inc.,
Series D (A)(B)(C)	12,795	529,713
		5,539,111
Internet and direct marketing retail – 1.2%
Coupang LLC (A)(B)(C)	1,381,449	24,631,236
One Kings Lane, Inc. (A)(C)	529,764	84,762
		24,715,998
Specialty retail – 0.2%
JAND, Inc., Series D (A)(B)(C)	128,449	3,412,890
		33,667,999
Information technology – 0.6%
Software – 0.6%
Essence Group Holdings Corp. (A)(B)(C)	2,958,957	8,817,692
Lookout, Inc., Series F (A)(B)(C)	392,767	3,479,916
		12,297,608
Real estate – 0.1%
Real estate management and development – 0.1%
The We Company, Inc.,
Series D1 (A)(B)(C)	184,328	1,454,348
The We Company, Inc.,
Series D2 (A)(B)(C)	161,782	1,276,460
		2,730,808
TOTAL PREFERRED SECURITIES (Cost $26,345,608)		$48,696,415
EXCHANGE-TRADED FUNDS – 0.2%
iShares Russell Mid-Cap Growth ETF	37,500	3,900,375
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,870,349)		$3,900,375
SHORT-TERM INVESTMENTS – 3.3%
Short-term funds – 0.9%
John Hancock Collateral Trust,
0.1222% (E)(F)	1,764,479	17,654,667
The accompanying notes are an integral part of the financial statements.	54

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)

		Shares or
		Principal
		Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 2.4%
Societe Generale SA Tri-Party
Repurchase Agreement dated 2-26-21
at 0.010% to be repurchased at
$50,200,042 on 3-1-21, collateralized
by $1,865,000 Federal Home Loan
Bank, 0.030% due 6-4-21 (valued at
$1,865,112), $19,416,467 Federal
Home Loan Mortgage Corp., 2.000% -
4.000% due 5-1-47 to 12-1-50 (valued
at $19,650,070), $9,567,186 Federal
National Mortgage Association,
2.500% - 3.500% due 2-1-50 to
11-1-50 (valued at $10,232,692),
$5,993,491 Government National
Mortgage Association, 2.000% -
2.500% due 11-20-50 to 12-20-50
(valued at $6,135,376) and
$15,294,100 U.S. Treasury Bonds,
1.375% due 11-15-40 (valued at
$13,320,753)		$50,200,000	$50,200,000
TOTAL SHORT-TERM INVESTMENTS (Cost $67,836,519)			$67,854,667
Total Investments (Mid Cap Stock Fund)
(Cost $1,459,994,824) – 101.1%			$2,080,396,158
Other assets and liabilities, net – (1.1%)			(21,736,517)
TOTAL NET ASSETS – 100.0%			$2,058,659,641
Security Abbreviations and Legend

ADR	American Depositary Receipt

(A)Non-income producing security.

(B)Restricted security as to resale. For more information on this security refer to the Notes to financial statements.

(C)Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.

(D)All or a portion of this security is on loan as of 2-28-21.

(E)The rate shown is the annualized seven-day yield as of 2-28-21.

(F)Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Mid Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 94.9%
Communication services – 5.5%
Entertainment – 0.2%
Madison Square Garden Sports Corp. (A)	16,715	$3,215,130
Media – 5.0%
DISH Network Corp., Class A (A)	239,333	7,541,383
Fox Corp., Class A	263,314	8,770,989
News Corp., Class A	1,429,877	33,530,616
Scholastic Corp.	244,611	7,044,797
ViacomCBS, Inc., Class B	299,912	19,341,325
		76,229,110
Wireless telecommunication services – 0.3%
Telephone & Data Systems, Inc.	238,173	4,260,915
		83,705,155
Consumer discretionary – 3.0%
Diversified consumer services – 0.7%
Strategic Education, Inc.	119,370	10,853,120

Mid Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure – 0.5%
Compass Group PLC (A)	382,883	$7,775,190
Household durables – 0.3%
Mohawk Industries, Inc. (A)	29,684	5,194,403
Multiline retail – 0.5%
Nordstrom, Inc.	193,011	7,035,251
Textiles, apparel and luxury goods – 1.0%
Ralph Lauren Corp.	131,088	15,347,783
		46,205,747
Consumer staples – 8.3%
Beverages – 0.6%
Carlsberg A/S, Class B	60,534	9,505,526
Food and staples retailing – 1.7%
Sysco Corp.	307,717	24,503,505
The Kroger Company	48,129	1,550,235
		26,053,740
Food products – 6.0%
Bunge, Ltd.	488,330	37,396,310
Campbell Soup Company	211,785	9,631,982
Flowers Foods, Inc.	1,375,166	29,909,861
The Kraft Heinz Company	396,979	14,442,096
		91,380,249
		126,939,515
Energy – 12.7%
Energy equipment and services – 2.2%
Frank's International NV (A)	2,064,581	9,352,552
NOV, Inc.	521,378	7,872,808
Schlumberger NV	211,738	5,909,608
SEACOR Marine Holdings, Inc. (A)	195,011	772,244
TechnipFMC PLC	396,800	3,261,696
Tidewater, Inc. (A)(B)	489,217	6,095,644
		33,264,552
Oil, gas and consumable fuels – 10.5%
APA Corp.	101,927	2,011,020
Cameco Corp.	1,309,533	20,507,287
Canadian Natural Resources, Ltd.	822,025	22,433,062
Chesapeake Energy Corp. (A)	84,328	3,725,611
EQT Corp. (A)	2,229,920	39,670,277
Equinor ASA	386,902	7,337,358
Equitrans Midstream Corp.	1,295,562	9,366,913
Hess Corp.	198,185	12,987,063
Imperial Oil, Ltd. (B)	1,620,190	35,579,372
NAC Kazatomprom JSC, GDR	335,343	7,373,665
NAC Kazatomprom JSC, GDR (London
Stock Exchange)	21,217	466,528
		161,458,156
		194,722,708
Financials – 16.1%
Banks – 3.6%
Fifth Third Bancorp	873,164	30,290,059
Popular, Inc.	152,683	10,202,278
Westamerica BanCorp	243,378	14,629,452
		55,121,789
Capital markets – 4.2%
Lazard, Ltd., Class A	400,297	15,487,491
Northern Trust Corp.	219,272	20,859,345
State Street Corp.	391,239	28,470,462
		64,817,298
Diversified financial services – 0.9%
Groupe Bruxelles Lambert SA	148,253	14,664,370
The accompanying notes are an integral part of the financial statements.	55

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)			Mid Value Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Insurance – 6.7%			Road and rail (continued)
Brighthouse Financial, Inc. (A)	326,359	$13,018,461	Ryder System, Inc.	44,133	$2,990,893
Brown & Brown, Inc.	366,213	16,809,177			14,122,758
CNA Financial Corp.	389,193	16,556,270
					129,003,283
Kemper Corp.	156,886	11,863,719
			Information technology – 2.9%
Loews Corp.	568,434	27,176,830
			Electronic equipment, instruments and components – 1.0%
Marsh & McLennan Companies, Inc.	85,192	9,815,822
RenaissanceRe Holdings, Ltd.	43,198	7,213,202	National Instruments Corp.	334,347	14,845,007
		102,453,481	IT services – 0.5%
Thrifts and mortgage finance – 0.7%			Cognizant Technology Solutions Corp.,
			Class A	104,983	7,714,151
Capitol Federal Financial, Inc.	777,794	10,352,438
			Semiconductors and semiconductor equipment – 1.4%
		247,409,376
			Applied Materials, Inc.	180,440	21,326,204
Health care – 15.5%
					43,885,362
Biotechnology – 1.8%
			Materials – 9.9%
Alkermes PLC (A)	508,999	9,691,341
			Chemicals – 2.6%
BioMarin Pharmaceutical, Inc. (A)	70,984	5,496,291
Galapagos NV (A)	44,700	3,690,941	Corteva, Inc.	476,284	21,504,223
Incyte Corp. (A)	68,149	5,360,600	PPG Industries, Inc.	38,915	5,246,520
Ionis Pharmaceuticals, Inc. (A)	38,197	2,001,523	Westlake Chemical Corp.	160,414	13,729,834
Sarepta Therapeutics, Inc. (A)	11,161	971,677			40,480,577
		27,212,373	Construction materials – 1.7%
Health care equipment and supplies – 4.9%			Summit Materials, Inc., Class A (A)	546,118	15,132,930
Baxter International, Inc.	232,826	18,088,252	Vulcan Materials Company	66,027	11,025,849
Dentsply Sirona, Inc.	409,420	21,727,919			26,158,779
Hologic, Inc. (A)	197,837	14,262,069	Metals and mining – 5.6%
Zimmer Biomet Holdings, Inc.	132,566	21,616,212
			AngloGold Ashanti, Ltd., ADR	191,967	3,831,661
		75,694,452	Cia de Minas Buenaventura SAA,
Health care providers and services – 7.8%			ADR (A)	1,170,285	12,943,352
Cardinal Health, Inc.	618,772	31,879,133	Endeavour Mining Corp.	201,609	3,882,946
Covetrus, Inc. (A)	409,280	15,208,845	Franco-Nevada Corp.	207,633	22,231,709
Fresenius Medical Care AG &			Freeport-McMoRan, Inc. (A)	760,179	25,777,670
Company KGaA	65,856	4,559,381	Fresnillo PLC	1,078,228	13,617,179
Fresenius SE & Company KGaA	93,210	3,993,398	Gold Fields, Ltd., ADR	472,494	3,869,726
Patterson Companies, Inc.	909,886	28,261,059			86,154,243
Select Medical Holdings Corp. (A)	1,130,344	35,775,388			152,793,599
		119,677,204	Real estate – 7.0%
Pharmaceuticals – 1.0%
			Equity real estate investment trusts – 6.7%
Perrigo Company PLC	402,892	16,260,721
			Apartment Income REIT Corp.	209,203	8,552,219
		238,844,750	Apartment Investment and Management
Industrials – 8.4%			Company, Class A	1,038,608	4,943,774
Aerospace and defense – 2.0%			Equity Commonwealth	381,559	10,763,779
			Equity Residential	152,312	9,962,728
Rolls-Royce Holdings PLC (A)	795,279	1,198,075
			Rayonier, Inc.	789,691	25,775,514
Textron, Inc.	595,790	29,992,069
			Regency Centers Corp.	264,862	14,509,140
		31,190,144
			Weyerhaeuser Company	851,845	28,851,990
Air freight and logistics – 1.2%
					103,359,144
CH Robinson Worldwide, Inc.	194,979	17,713,842
			Real estate management and development – 0.3%
Airlines – 0.9%
			The St. Joe Company	93,100	4,685,723
Southwest Airlines Company	244,474	14,211,274
					108,044,867
Commercial services and supplies – 0.4%
			Utilities – 5.6%
Cintas Corp.	18,761	6,084,943
			Electric utilities – 3.5%
Machinery – 2.6%
AGCO Corp.	122,068	15,805,365	FirstEnergy Corp.	875,932	29,028,386
			PG&E Corp. (A)	2,376,877	24,980,977
CNH Industrial NV (B)	561,952	8,294,816
PACCAR, Inc.	173,049	15,745,729			54,009,363
		39,845,910	Gas utilities – 0.7%
Marine – 0.4%			National Fuel Gas Company	222,938	10,130,303
			Independent power and renewable electricity producers –
SEACOR Holdings, Inc. (A)	137,248	5,834,412
Road and rail – 0.9%			0.3%
			Vistra Corp.	265,168	4,574,148
JB Hunt Transport Services, Inc.	75,794	11,131,865
			Multi-utilities – 1.1%

			CenterPoint Energy, Inc.	561,318	10,912,022
The accompanying notes are an integral part of the financial statements.	56

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)

		Shares or
		Principal
		Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
Consolidated Edison, Inc.		99,270	$6,517,076
			17,429,098
			86,142,912
TOTAL COMMON STOCKS (Cost $1,049,613,424)			$1,457,697,274
PREFERRED SECURITIES – 0.2%
Consumer staples – 0.2%
Food products – 0.2%
Bunge, Ltd., 4.875%		34,849	3,946,649
TOTAL PREFERRED SECURITIES (Cost $3,872,698)			$3,946,649
CORPORATE BONDS - 0.3%
Energy - 0.3%
Weatherford International, Ltd.
11.000%, 12/01/2024 (C)		$3,398,000	3,337,516
TOTAL CORPORATE BONDS (Cost $2,464,992)			$3,337,516
TERM LOANS (D) – 0.0%
Energy – 0.0%
Chesapeake Energy Corp., 2019 Last Out
Term Loan
TBD 06/24/2024 (E)		130,000	209,430
TOTAL TERM LOANS (Cost $150,800)			$209,430
SHORT-TERM INVESTMENTS – 7.1%
Short-term funds – 7.1%
John Hancock Collateral Trust,
0.1222% (F)(G)		3,754,054	37,561,561
State Street Institutional
U.S. Government Money Market
Fund, Premier Class, 0.0302% (F)		1,796,415	1,796,415
T. Rowe Price Government Reserve
Fund, 0.0502% (F)		69,755,406	69,755,406
TOTAL SHORT-TERM INVESTMENTS (Cost $109,113,674)			$109,113,382
Total Investments (Mid Value Fund)
(Cost $1,165,215,588) – 102.5%			$1,574,304,251
Other assets and liabilities, net – (2.5%)			(37,701,642)
TOTAL NET ASSETS – 100.0%			$1,536,602,609
Security Abbreviations and Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

(A)Non-income producing security.

(B)All or a portion of this security is on loan as of 2-28-21.

(C)These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(D)Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(E)This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).

(F)The rate shown is the annualized seven-day yield as of 2-28-21.

(G)Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Multi-Index Lifestyle Aggressive Portfolio

		Shares or
		Principal
		Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 66.4%
Equity - 66.4%
Strategic Equity Allocation, Class NAV, JHF II
(MIM US) (B)		21,729,091	$288,562,331
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$260,473,397)			$288,562,331
UNAFFILIATED INVESTMENT COMPANIES - 33.2%
Exchange-traded funds - 33.2%
Financial Select Sector SPDR Fund		191,131	6,175,443
iShares Global Infrastructure ETF		26,613	1,144,093
iShares MSCI Global Min Vol Factor ETF		170,373	16,035,507
Vanguard Dividend Appreciation ETF		86,520	12,044,449
Vanguard Energy ETF (C)		84,424	5,626,860
Vanguard FTSE All World ex-US
Small-Cap ETF		34,158	4,300,492
Vanguard FTSE Developed Markets ETF		7,450	357,675
Vanguard FTSE Emerging Markets ETF		300,262	15,760,752
Vanguard Global ex-U.S. Real Estate ETF		21,345	1,166,504
Vanguard Health Care ETF		32,987	7,409,540
Vanguard Information Technology ETF		17,432	6,214,508
Vanguard Materials ETF (C)		14,165	2,268,241
Vanguard Mid-Cap ETF		148,471	32,185,544
Vanguard Real Estate ETF		38,812	3,410,410
Vanguard S&P 500 ETF		24,278	8,487,346
Vanguard Small-Cap ETF		103,063	21,729,803
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost
$109,166,605)			$144,317,167
SHORT-TERM INVESTMENTS - 0.5%
Short-term funds - 0.5%
John Hancock Collateral Trust, 0.1222% (D)(E)		201,722	2,018,351
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.0302% (D)		1,051	1,051
TOTAL SHORT-TERM INVESTMENTS (Cost $2,019,523)			$2,019,402
Total Investments (Multi-Index Lifestyle
Aggressive Portfolio) (Cost $371,659,525) -
100.1%			$434,898,900
Other assets and liabilities, net - (0.1%)			(479,635)
TOTAL NET ASSETS - 100.0%			$434,419,265
Security Abbreviations and Legend

JHF II	John Hancock Funds II
MIM US		Manulife Investment Management (US) LLC

(A)The underlying funds' subadvisor is shown parenthetically.

(B)The subadvisor is an affiliate of the advisor.

(C)All or a portion of this security is on loan as of 2-28-21.

(D)The rate shown is the annualized seven-day yield as of 2-28-21.

(E)Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Multi-Index Lifestyle Balanced Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 37.9%
Equity - 37.9%
Strategic Equity Allocation, Class NAV, JHF II
(MIM US) (B)	28,986,654	$384,942,763
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$336,132,742)		$384,942,763
The accompanying notes are an integral part of the financial statements.	57

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Multi-Index Lifestyle Balanced Portfolio (continued)

		Shares or
		Principal
		Amount	Value
UNAFFILIATED INVESTMENT COMPANIES - 61.8%
Exchange-traded funds - 58.9%
Financial Select Sector SPDR Fund		285,807	$9,234,424
Invesco Senior Loan ETF		1,433,561	31,825,054
iShares Global Infrastructure ETF		42,560	1,829,654
iShares MSCI Global Min Vol Factor ETF		499,908	47,051,341
iShares Preferred & Income Securities ETF (C)		204,566	7,644,631
VanEck Vectors J.P. Morgan EM Local
Currency Bond ETF		322,068	10,215,997
Vanguard Dividend Appreciation ETF		236,409	32,910,497
Vanguard Emerging Markets Government
Bond ETF		635,466	49,845,953
Vanguard Energy ETF		143,823	9,585,803
Vanguard FTSE All World ex-US
Small-Cap ETF		19,003	2,392,478
Vanguard FTSE Developed Markets ETF		32,348	1,553,027
Vanguard FTSE Emerging Markets ETF		320,387	16,817,114
Vanguard Global ex-U.S. Real Estate ETF		34,204	1,869,249
Vanguard Health Care ETF		54,214	12,177,549
Vanguard Information Technology ETF		25,762	9,184,153
Vanguard Intermediate-Term Corporate
Bond ETF		1,069,693	101,171,565
Vanguard Materials ETF		23,270	3,726,225
Vanguard Mid-Cap ETF		183,036	39,678,544
Vanguard Real Estate ETF		64,019	5,625,350
Vanguard S&P 500 ETF		35,538	12,423,729
Vanguard Short-Term Bond ETF		63,503	5,234,552
Vanguard Short-Term Corporate Bond ETF		173,433	14,353,315
Vanguard Small-Cap ETF		156,024	32,896,100
Vanguard Total Bond Market ETF		753,592	64,763,696
Xtrackers USD High Yield Corporate
Bond ETF		1,485,569	73,788,212
			597,798,212
Fixed income - 2.9%
Fidelity Inflation Protected Bond Index Fund		2,630,684	28,674,450
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost
$563,171,544)			$626,472,662
SHORT-TERM INVESTMENTS - 0.8%
Short-term funds - 0.8%
John Hancock Collateral Trust, 0.1222% (D)(E)		768,040	7,684,704
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.0302% (D)		338,174	338,174
TOTAL SHORT-TERM INVESTMENTS (Cost $8,023,392)			$8,022,878
Total Investments (Multi-Index Lifestyle
Balanced Portfolio) (Cost $907,327,678) -
100.5%			$1,019,438,303
Other assets and liabilities, net - (0.5%)			(4,949,859)
TOTAL NET ASSETS - 100.0%			$1,014,488,444
Security Abbreviations and Legend

JHF II	John Hancock Funds II
MIM US		Manulife Investment Management (US) LLC

(A)The underlying funds' subadvisor is shown parenthetically.

(B)The subadvisor is an affiliate of the advisor.

(C)All or a portion of this security is on loan as of 2-28-21.

(D)The rate shown is the annualized seven-day yield as of 2-28-21.

(E)Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Multi-Index Lifestyle Conservative Portfolio

		Shares or
		Principal
		Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 10.4%
Equity - 10.4%
Strategic Equity Allocation, Class NAV, JHF II
(MIM US) (B)		1,751,979	$23,266,284
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$19,001,669)			$23,266,284
UNAFFILIATED INVESTMENT COMPANIES - 89.5%
Exchange-traded funds - 83.3%
Invesco Senior Loan ETF		572,710	12,714,162
iShares Global Infrastructure ETF		6,504	279,607
iShares MSCI Global Min Vol Factor ETF		62,907	5,920,807
iShares Preferred & Income Securities ETF (C)		89,905	3,359,750
VanEck Vectors J.P. Morgan EM Local
Currency Bond ETF		91,254	2,894,577
Vanguard Dividend Appreciation ETF		29,639	4,126,045
Vanguard Emerging Markets Government
Bond ETF		191,634	15,031,771
Vanguard Energy ETF		25,207	1,680,047
Vanguard FTSE Developed Markets ETF		78,169	3,752,894
Vanguard FTSE Emerging Markets ETF		28,561	1,499,167
Vanguard Global ex-U.S. Real Estate ETF		5,267	287,842
Vanguard Intermediate-Term Corporate
Bond ETF		565,619	53,496,242
Vanguard Materials ETF		3,604	577,109
Vanguard Mid-Cap ETF		9,041	1,959,908
Vanguard Real Estate ETF		9,833	864,026
Vanguard S&P 500 ETF		2,179	761,757
Vanguard Short-Term Bond ETF		31,218	2,573,300
Vanguard Short-Term Corporate Bond ETF		97,144	8,039,637
Vanguard Small-Cap ETF		14,467	3,050,222
Vanguard Total Bond Market ETF		448,752	38,565,747
Xtrackers USD High Yield Corporate
Bond ETF		504,297	25,048,432
			186,483,049
Fixed income - 6.2%
Fidelity Inflation Protected Bond Index Fund		1,260,843	13,743,190
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost
$191,911,245)			$200,226,239
SHORT-TERM INVESTMENTS - 1.9%
Short-term funds - 1.9%
John Hancock Collateral Trust, 0.1222% (D)(E)		336,257	3,364,456
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.0302% (D)		865,283	865,283
TOTAL SHORT-TERM INVESTMENTS (Cost $4,230,007)			$4,229,739
Total Investments (Multi-Index Lifestyle
Conservative Portfolio) (Cost
$215,142,921) - 101.8%			$227,722,262
Other assets and liabilities, net - (1.8%)			(3,938,919)
TOTAL NET ASSETS - 100.0%			$223,783,343
Security Abbreviations and Legend

JHF II	John Hancock Funds II
MIM US		Manulife Investment Management (US) LLC

(A)The underlying funds' subadvisor is shown parenthetically.

(B)The subadvisor is an affiliate of the advisor.

(C)All or a portion of this security is on loan as of 2-28-21.

(D)The rate shown is the annualized seven-day yield as of 2-28-21.

(E)Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	58

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Multi-Index Lifestyle Growth Portfolio

		Shares or
		Principal
		Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 51.8%
Equity - 51.8%
Strategic Equity Allocation, Class NAV, JHF II
(MIM US) (B)		38,889,414	$516,451,424
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$464,091,883)			$516,451,424
UNAFFILIATED INVESTMENT COMPANIES - 48.0%
Exchange-traded funds - 47.0%
Financial Select Sector SPDR Fund		370,574	11,973,246
Invesco Senior Loan ETF		846,579	18,794,054
iShares Global Infrastructure ETF		52,476	2,255,943
iShares MSCI Global Min Vol Factor ETF		432,830	40,737,960
VanEck Vectors J.P. Morgan EM Local
Currency Bond ETF		120,089	3,809,223
Vanguard Dividend Appreciation ETF		203,937	28,390,070
Vanguard Emerging Markets Government
Bond ETF		276,792	21,711,564
Vanguard Energy ETF		165,791	11,049,970
Vanguard FTSE All World ex-US
Small-Cap ETF		40,873	5,145,911
Vanguard FTSE Developed Markets ETF		177,068	8,501,035
Vanguard FTSE Emerging Markets ETF		551,065	28,925,402
Vanguard Global ex-U.S. Real Estate ETF		41,932	2,291,584
Vanguard Health Care ETF		68,765	15,445,994
Vanguard Information Technology ETF		33,537	11,955,941
Vanguard Intermediate-Term Corporate
Bond ETF		507,154	47,966,625
Vanguard Materials ETF		27,623	4,423,271
Vanguard Mid-Cap ETF		276,293	59,894,796
Vanguard Real Estate ETF		76,043	6,681,898
Vanguard S&P 500 ETF		42,510	14,861,071
Vanguard Short-Term Bond ETF		32,991	2,719,448
Vanguard Short-Term Corporate Bond ETF		70,113	5,802,552
Vanguard Small-Cap ETF		207,302	43,707,554
Vanguard Total Bond Market ETF		375,366	32,258,954
Xtrackers USD High Yield Corporate
Bond ETF		786,523	39,066,597
			468,370,663
Fixed income - 1.0%
Fidelity Inflation Protected Bond Index Fund		943,757	10,286,951
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost
$406,309,184)			$478,657,614
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.0302% (C)		193,482	193,482
TOTAL SHORT-TERM INVESTMENTS (Cost $193,482)			$193,482
Total Investments (Multi-Index Lifestyle
Growth Portfolio) (Cost $870,594,549) -
99.8%			$995,302,520
Other assets and liabilities, net - 0.2%			2,012,693
TOTAL NET ASSETS - 100.0%			$997,315,213
Security Abbreviations and Legend

JHF II	John Hancock Funds II
MIM US		Manulife Investment Management (US) LLC

(A)The underlying funds' subadvisor is shown parenthetically.

(B)The subadvisor is an affiliate of the advisor.

(C)The rate shown is the annualized seven-day yield as of 2-28-21.

Multi-Index Lifestyle Moderate Portfolio

		Shares or
		Principal
		Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 24.9%
Equity - 24.9%
Strategic Equity Allocation, Class NAV, JHF II
(MIM US) (B)		5,241,521	$69,607,403
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$58,754,883)			$69,607,403
UNAFFILIATED INVESTMENT COMPANIES - 74.9%
Exchange-traded funds - 70.7%
Invesco Senior Loan ETF		568,609	12,623,120
iShares Global Infrastructure ETF		9,484	407,717
iShares MSCI Global Min Vol Factor ETF		150,756	14,189,155
iShares Preferred & Income Securities ETF (C)		84,146	3,144,536
VanEck Vectors J.P. Morgan EM Local
Currency Bond ETF		104,009	3,299,165
Vanguard Dividend Appreciation ETF		71,111	9,899,362
Vanguard Emerging Markets Government
Bond ETF		214,163	16,798,946
Vanguard Energy ETF		32,218	2,147,330
Vanguard FTSE Developed Markets ETF		67,457	3,238,611
Vanguard FTSE Emerging Markets ETF		34,676	1,820,143
Vanguard Global ex-U.S. Real Estate ETF		7,774	424,849
Vanguard Intermediate-Term Corporate
Bond ETF		501,576	47,439,056
Vanguard Materials ETF		4,981	797,608
Vanguard Mid-Cap ETF		27,936	6,055,966
Vanguard Real Estate ETF		14,169	1,245,030
Vanguard S&P 500 ETF		4,571	1,597,976
Vanguard Short-Term Bond ETF		19,146	1,578,205
Vanguard Short-Term Corporate Bond ETF		88,693	7,340,233
Vanguard Small-Cap ETF		24,914	5,252,868
Vanguard Total Bond Market ETF		374,929	32,221,398
Xtrackers USD High Yield Corporate
Bond ETF		519,450	25,801,082
			197,322,356
Fixed income - 4.2%
Fidelity Inflation Protected Bond Index Fund		1,060,622	11,560,782
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost
$196,026,950)			$208,883,138
SHORT-TERM INVESTMENTS - 1.2%
Short-term funds - 1.2%
John Hancock Collateral Trust, 0.1222% (D)(E)		315,054	3,152,309
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.0302% (D)		298,461	298,461
TOTAL SHORT-TERM INVESTMENTS (Cost $3,450,982)			$3,450,770
Total Investments (Multi-Index Lifestyle
Moderate Portfolio) (Cost $258,232,815) -
101.0%			$281,941,311
Other assets and liabilities, net - (1.0%)			(2,860,031)
TOTAL NET ASSETS - 100.0%			$279,081,280
Security Abbreviations and Legend

JHF II	John Hancock Funds II
MIM US		Manulife Investment Management (US) LLC

(A)The underlying funds' subadvisor is shown parenthetically.

(B)The subadvisor is an affiliate of the advisor.

(C)All or a portion of this security is on loan as of 2-28-21.

(D)The rate shown is the annualized seven-day yield as of 2-28-21.

(E)Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	59

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund				Opportunistic Fixed Income Fund (continued)
		Shares or				Shares or
		Principal				Principal
		Amount	Value			Amount	Value
U.S. GOVERNMENT AND AGENCY				FOREIGN GOVERNMENT OBLIGATIONS (continued)
OBLIGATIONS - 9.0%				Greece - 0.7%
U.S. Government - 3.7%				Republic of Greece, GDP-Linked Note
U.S. Treasury Inflation				4.484%, 10/15/2042 (C)*	EUR	77,960,000	$263,376
Protected Securities				Hungary - 0.5%
0.125%, 07/15/2030		$386,038	$422,848	Republic of Hungary
0.250%, 02/15/2050		263,409	283,041	1.625%, 04/28/2032		110,000	142,602
0.750%, 02/15/2045		33,183	39,723	2.750%, 12/22/2026	HUF	19,990,000	69,069
0.875%, 02/15/2047 (A)		205,012	253,554
							211,671
U.S. Treasury Notes
				Iceland - 2.0%
0.500%, 10/31/2027		520,000	500,967
				Republic of Iceland
			1,500,133
				5.000%, 11/15/2028	ISK	94,540,000	821,125
U.S. Government Agency - 5.3%
				Indonesia - 3.9%
Federal National Mortgage Association
				Republic of Indonesia
1.500%, TBA (B)		864,000	854,685
				1.400%, 10/30/2031	EUR	100,000	123,238
2.000%, TBA (B)		1,252,000	1,263,918
				8.375%, 03/15/2034	IDR	16,461,000,000	1,275,889
			2,118,603
				9.000%, 03/15/2029		2,090,000,000	169,675
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
			$3,618,736				1,568,802
(Cost $3,658,155)				Israel - 1.6%

FOREIGN GOVERNMENT OBLIGATIONS - 51.2%				State of Israel
Argentina - 0.2%				3.750%, 03/31/2047	ILS	1,585,000	635,523
				Japan - 5.4%
Republic of Argentina
1.000%, 07/09/2029		7,467	2,942	Government of Japan, CPI Linked Bond
(0.125% to 7-9-21, then 1.125% to				0.100%, 03/10/2028	JPY	228,083,343	2,155,767
7-9-22, then 1.500% to 7-9-23, then				Malaysia - 0.3%
3.625% to 7-9-24, then 4.125% to				Government of Malaysia
7-9-27, then 4.750% to 7-9-28, then				3.900%, 11/30/2026	MYR	510,000	135,034
5.000% thereafter), 07/09/2035		229,987	73,251	Mexico - 3.8%
			76,193	Government of Mexico
Australia - 1.9%				3.625%, 04/09/2029	EUR	145,000	206,382
Commonwealth of Australia				7.500%, 06/03/2027	MXN	3,100,900	163,897
3.000%, 03/21/2047	AUD	965,000	770,371	8.000%, 11/07/2047		22,024,300	1,153,610
Brazil - 0.4%							1,523,889
Federative Republic of Brazil				Morocco - 0.3%
10.000%, 01/01/2025	BRL	730,000	143,150	Kingdom of Morocco
Canada - 5.5%				2.000%, 09/30/2030	EUR	100,000	121,296
Government of Canada				New Zealand - 1.0%
0.500%, 12/01/2050	CAD	84,582	72,007	Government of New Zealand
3.000%, 12/01/2036		400,257	464,737	1.500%, 05/15/2031	NZD	580,000	405,671
4.000%, 12/01/2031		436,070	507,076	Panama - 0.6%
4.250%, 12/01/2026		1,142,143	1,172,039
				Republic of Panama
			2,215,859	4.500%, 04/01/2056		$200,000	220,302
Chile - 0.4%				Peru - 0.1%
Republic of Chile				Republic of Peru
1.250%, 01/22/2051	EUR	100,000	111,872	6.950%, 08/12/2031	PEN	160,000	53,705
5.000%, 03/01/2035	CLP	30,000,000	48,463	Poland - 0.4%
			160,335	Republic of Poland
Colombia - 0.7%				2.250%, 10/25/2024	PLN	550,000	156,215
Republic of Colombia				Romania - 0.9%
3.875%, 03/22/2026	EUR	145,000	199,166	Republic of Romania
6.000%, 04/28/2028	COP	346,700,000	98,471	2.625%, 12/02/2040 (D)	EUR	120,000	143,242
			297,637	3.875%, 10/29/2035		110,000	157,802
Czech Republic - 0.2%				4.750%, 02/24/2025	RON	240,000	63,760
Czech Republic							364,804
0.250%, 02/10/2027	CZK	1,740,000	75,153	Russia - 4.5%
Germany - 6.1%				Government of Russia
Federal Republic of Germany, Inflation				6.900%, 05/23/2029	RUB	71,950,000	981,000
Linked Bond				7.650%, 04/10/2030		49,670,000	710,321
0.100%, 04/15/2026	EUR	1,158,289	1,518,027	8.150%, 02/03/2027		9,090,000	132,644
0.500%, 04/15/2030		654,590	936,385				1,823,965
			2,454,412	Saudi Arabia - 0.8%
				Kingdom of Saudi Arabia
				2.000%, 07/09/2039	EUR	100,000	127,035
The accompanying notes are an integral part of the financial statements.	60

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Saudi Arabia (continued)
Kingdom of Saudi Arabia (continued)
2.250%, 02/02/2033 (D)		$200,000	$191,500
			318,535
South Africa - 0.3%
Republic of South Africa
7.000%, 02/28/2031	ZAR	2,460,000	137,585
South Korea - 6.7%
Republic of Korea
1.375%, 12/10/2029 to 06/10/2030	KRW	2,822,900,000	2,403,474
Republic of Korea, Inflation Linked
Bond
1.750%, 06/10/2028		317,217,589	306,645
			2,710,119
Thailand - 1.9%
Kingdom of Thailand
2.875%, 12/17/2028	THB	20,370,000	742,797
Turkey - 0.1%
Republic of Turkey
9.000%, 07/24/2024	TRY	320,000	37,852
Uruguay - 0.0%
Republic of Uruguay
8.500%, 03/15/2028	UYU	150,000	3,698
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
$20,795,084)			$20,604,841
CORPORATE BONDS - 9.0%
Finland - 0.6%
Nokia OYJ
6.625%, 05/15/2039		$185,000	236,430
Luxembourg - 0.2%
Codere Finance 2 Luxembourg SA
(4.500% Cash and 6.250% PIK)
10.750%, 11/01/2023	EUR	110,000	77,376
United States - 8.2%
Altria Group, Inc.
3.125%, 06/15/2031		170,000	238,253
Antero Midstream Partners LP
5.375%, 09/15/2024		$80,000	80,600
Aramark Services, Inc.
6.375%, 05/01/2025 (D)		40,000	42,250
Black Knight InfoServ LLC
3.625%, 09/01/2028 (D)		128,000	127,245
Booz Allen Hamilton, Inc.
3.875%, 09/01/2028 (D)		140,000	143,396
Boyd Gaming Corp.
8.625%, 06/01/2025 (D)		40,000	44,000
Broadcom, Inc.
4.300%, 11/15/2032		40,000	44,955
Caesars Entertainment, Inc.
8.125%, 07/01/2027 (D)		30,000	32,691
Carnival Corp.
7.625%, 03/01/2026 (D)		25,000	26,281
11.500%, 04/01/2023 (D)		24,000	27,365
CDW LLC
3.250%, 02/15/2029		130,000	127,920
Centennial Resource Production LLC
5.375%, 01/15/2026 (D)		260,000	227,500
Citigroup, Inc. (4.700% to 1-30-25, then
SOFR + 3.234%)
01/30/2025 (E)		79,000	79,806
Diamondback Energy, Inc.
4.750%, 05/31/2025		5,000	5,634

Opportunistic Fixed Income Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
United States (continued)
EnLink Midstream Partners LP
4.850%, 07/15/2026	$250,000	$249,377
FirstCash, Inc.
4.625%, 09/01/2028 (D)	144,000	149,604
Flex, Ltd.
4.875%, 05/12/2030	30,000	34,892
Frontier Communications Corp.
5.875%, 10/15/2027 (D)	20,000	21,400
6.750%, 05/01/2029 (D)	10,000	10,472
Gray Oak Pipeline LLC
3.450%, 10/15/2027 (D)	60,000	61,905
Home Point Capital, Inc.
5.000%, 02/01/2026 (D)	105,000	104,475
JetBlue 2020-1 Class A Pass Through
Trust
4.000%, 11/15/2032	60,000	65,878
JPMorgan Chase & Co. (4.600% to
2-1-25, then SOFR + 3.125%)
02/01/2025 (E)	100,000	102,000
Lennar Corp.
4.750%, 11/29/2027	35,000	40,513
McKesson Corp.
4.750%, 05/30/2029	35,000	41,713
MSCI, Inc.
3.875%, 02/15/2031 (D)	182,000	191,100
PDC Energy, Inc.
5.750%, 05/15/2026	100,000	102,510
Post Holdings, Inc.
4.625%, 04/15/2030 (D)	40,000	40,600
Presidio Holdings, Inc.
8.250%, 02/01/2028 (D)	40,000	44,175
Reynolds American, Inc.
5.850%, 08/15/2045	130,000	154,765
Standard Industries, Inc.
4.375%, 07/15/2030 (D)	132,000	136,215
Sysco Corp.
6.600%, 04/01/2040	30,000	42,696
The Dun & Bradstreet Corp.
10.250%, 02/15/2027 (D)	24,000	26,850
The William Carter Company
5.625%, 03/15/2027 (D)	71,000	74,772
TopBuild Corp.
3.625%, 03/15/2029 (D)	20,000	20,075
TransDigm, Inc.
6.250%, 03/15/2026 (D)	40,000	42,156
United States Steel Corp.
6.875%, 03/01/2029	20,000	19,613
Viper Energy Partners LP
5.375%, 11/01/2027 (D)	140,000	147,350
Wabtec Corp.
3.200%, 06/15/2025	20,000	21,329
Wells Fargo & Company (5.875% to
6-15-25, then 3 month LIBOR +
3.990%)
06/15/2025 (E)	51,000	55,807
Yum! Brands, Inc.
7.750%, 04/01/2025 (D)	65,000	71,325
		3,321,463
TOTAL CORPORATE BONDS (Cost $3,477,035)		$3,635,269
CONVERTIBLE BONDS - 0.6%
Israel - 0.0%
SolarEdge Technologies, Inc., Zero
Coupon, 0.000%, 09/15/2025 (D)	5,000	6,921
The accompanying notes are an integral part of the financial statements.	61

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)

	Shares or
	Principal
	Amount	Value
CONVERTIBLE BONDS (continued)
United States - 0.6%
Bandwidth, Inc., 0.250%, 03/01/2026 (D)	$5,000	$9,178
Bloomin' Brands, Inc., 5.000%,
05/01/2025 (D)	2,000	4,503
Etsy, Inc., 0.125%, 10/01/2026	3,000	7,704
FTI Consulting, Inc., 2.000%,
08/15/2023	5,000	6,437
Health Catalyst, Inc., 2.500%,
04/15/2025 (D)	8,000	13,959
NuVasive, Inc., 0.375%, 03/15/2025 (D)	20,000	20,118
Pebblebrook Hotel Trust, 1.750%,
12/15/2026	24,000	27,586
Penn National Gaming, Inc., 2.750%,
05/15/2026	3,000	15,036
Pioneer Natural Resources Company,
0.250%, 05/15/2025 (D)	15,000	23,702
Proofpoint, Inc., 0.250%, 08/15/2024	4,000	4,260
Southwest Airlines Company, 1.250%,
05/01/2025	15,000	25,219
Splunk, Inc., 1.125%, 06/15/2027 (D)	10,000	9,949
Square, Inc., 0.125%, 03/01/2025 (D)	10,000	19,983
The Middleby Corp., 1.000%,
09/01/2025 (D)	8,000	10,515
Uber Technologies, Inc., Zero Coupon,
0.000%, 12/15/2025 (D)	8,000	8,384
Workday, Inc., 0.250%, 10/01/2022	10,000	17,160
		223,693
TOTAL CONVERTIBLE BONDS (Cost $172,045)		$230,614
MUNICIPAL BONDS - 3.3%
United States - 3.3%
Chicago Transit Authority (Illinois)
3.552%, 12/01/2034	95,000	103,704
Chicago Transit Authority (Illinois)
3.912%, 12/01/2040	10,000	11,008
Chicago Transit Authority, Series A
(Illinois)
6.899%, 12/01/2040	10,000	14,239
City & County of Denver Company
Airport System Revenue (Colorado)
2.717%, 11/15/2034	20,000	20,661
City & County of Denver Company
Airport System Revenue (Colorado)
2.867%, 11/15/2037	15,000	15,251
City of Austin Airport System Revenue
(Texas)
5.000%, 11/15/2032	25,000	31,343
City of Austin Airport System Revenue
(Texas)
5.000%, 11/15/2044	60,000	72,524
City of Houston Airport System Revenue
(Texas)
2.385%, 07/01/2031	50,000	50,760
City of Tampa (Florida)
2.943%, 09/01/2036 (F)	20,000	12,673
Commonwealth of Massachusetts, GO
2.514%, 07/01/2041	130,000	130,582
County of Broward Port Facilities
Revenue (Florida)
5.000%, 09/01/2033	20,000	25,439
County of Broward Port Facilities
Revenue (Florida)
5.000%, 09/01/2029	20,000	25,116
County of Broward Port Facilities
Revenue (Florida)
5.000%, 09/01/2028	30,000	37,122

Opportunistic Fixed Income Fund (continued)

	Shares or
	Principal
	Amount	Value
MUNICIPAL BONDS (continued)
United States (continued)
County of Miami-Dade Aviation
Revenue (Florida)
3.270%, 10/01/2041	$10,000	$10,025
County of Miami-Dade Aviation
Revenue (Florida)
4.000%, 10/01/2035	30,000	35,346
Dallas Fort Worth International Airport
(Texas)
3.089%, 11/01/2040	30,000	30,338
District of Columbia
3.432%, 04/01/2042	85,000	86,934
Greater Orlando Aviation Authority
(Florida)
5.000%, 10/01/2028	35,000	41,161
Iowa Finance Authority
3.250%, 07/01/2050	10,000	10,963
Metropolitan Transportation Authority
(New York)
5.000%, 11/15/2050	25,000	29,391
Metropolitan Transportation Authority
(New York)
5.000%, 11/15/2029	15,000	18,837
New Jersey Transportation Trust Fund
Authority
4.000%, 06/15/2045	10,000	10,886
New York City Transitional Finance
Authority
4.000%, 05/01/2045	20,000	22,579
Orange County Convention Center
(Florida)
5.000%, 10/01/2031	15,000	17,555
Port Authority of New York & New
Jersey
4.000%, 03/15/2030	50,000	58,157
Port Authority of New York & New
Jersey
5.000%, 09/15/2033	30,000	36,293
Port of Seattle (Washington)
5.000%, 04/01/2039	40,000	48,134
Port of Seattle (Washington)
5.000%, 10/01/2031	30,000	35,626
San Francisco City & County Airport
Commission (California)
5.000%, 05/01/2050	75,000	89,785
San Francisco City & County Airport
Commission (California)
4.000%, 05/01/2039	15,000	17,193
San Francisco City & County Airport
Commission (California)
2.958%, 05/01/2051	20,000	18,636
State of Hawaii Airports System
Revenue
5.000%, 07/01/2033	70,000	88,341
State of Hawaii Airports System
Revenue
4.000%, 07/01/2035	20,000	22,914
Triborough Bridge & Tunnel Authority
(New York)
5.000%, 11/15/2054	30,000	37,378
TOTAL MUNICIPAL BONDS (Cost $1,273,606)		$1,316,894
The accompanying notes are an integral part of the financial statements.	62

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (G) - 10.1%
Luxembourg - 0.3%
Delta 2 Lux Sarl, 2018 USD Term Loan
(1 month LIBOR + 2.500%), 3.500%,
02/01/2024	$100,000	$99,375
Netherlands - 0.2%
Telenet Financing USD LLC, 2020 USD
Term Loan AR (1 month LIBOR +
2.000%), 2.112%, 04/30/2028	100,000	99,333
United States - 9.6%
Acrisure LLC, 2020 Term Loan B (1
month LIBOR + 3.500%), 3.615%,
02/15/2027	99,250	98,547
ADMI Corp., 2021 Term Loan B2, TBD
12/23/2027 (H)	100,000	99,518
Asurion LLC, 2020 Term Loan B8 (1
month LIBOR + 3.250%), 3.365%,
12/23/2026	99,047	98,722
Asurion LLC, 2nd Lien Term Loan B3,
TBD 01/29/2028 (H)	100,000	102,719
Bass Pro Group LLC, 2021 Term Loan
B, TBD 02/26/2028 (H)	115,000	114,425
Bass Pro Group LLC, Term Loan B (1
month LIBOR + 5.000%), 5.750%,
09/25/2024	99,231	99,277
Berlin Packaging LLC, 2018 1st Lien
Term Loan (1 and 3 month LIBOR +
3.000%), 3.131%, 11/07/2025	98,985	98,227
Boyd Gaming Corp., Term Loan B3 (1
week LIBOR + 2.250%), 2.340%,
09/15/2023	98,362	98,188
Caesars Resort Collection LLC, 2020
Term Loan B1 (1 month LIBOR +
4.500%), 4.615%, 07/21/2025	109,725	109,988
Core & Main LP, 2017 Term Loan B (3
month LIBOR + 2.750%), 3.750%,
08/01/2024	98,977	98,829
Dcert Buyer, Inc., 2019 Term Loan B (1
month LIBOR + 4.000%), 4.115%,
10/16/2026	99,250	99,286
Deerfield Dakota Holding LLC, 2020
USD Term Loan B (1 month LIBOR
+ 3.750%), 4.750%, 04/09/2027	218,900	220,034
Diamond BC BV, USD Term Loan (1
month LIBOR + 3.000%), 3.115%,
09/06/2024	99,233	98,618
Elanco Animal Health, Inc., Term Loan
B (1 month LIBOR + 1.750%),
1.873%, 08/01/2027	97,411	97,167
Element Solutions, Inc., 2019 Term Loan
B1 (1 month LIBOR + 2.000%),
2.115%, 01/31/2026	99,246	99,073
Flex Acquisition Company, Inc., 2021
Term Loan, TBD 02/23/2028 (H)	100,000	99,500
Frontier Communications Corp., 2020
DIP Exit Term Loan (1 month LIBOR
+ 4.750%), 5.750%, 10/08/2021	100,000	100,688
Go Daddy Operating Company LLC,
2020 Term Loan B3 (1 month LIBOR
+ 2.500%), 2.615%, 08/10/2027	99,500	99,554
Gray Television, Inc., 2018 Term Loan C
(1 month LIBOR + 2.500%), 2.623%,
01/02/2026	100,000	99,896
Harbor Freight Tools USA, Inc., 2020
Term Loan B (1 month LIBOR +
3.250%), 4.000%, 10/19/2027	99,750	100,166

Opportunistic Fixed Income Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (G) (continued)
United States (continued)
HUB International, Ltd., 2018 Term
Loan B (2 and 3 month LIBOR +
2.750%), 2.965%, 04/25/2025	$98,985	$97,893
HUB International, Ltd., 2021 Term
Loan B (3 month LIBOR + 3.250%),
4.000%, 04/25/2025	99,248	99,571
Hyland Software, Inc., 2018 1st Lien
Term Loan (1 month LIBOR +
3.500%), 4.250%, 07/01/2024	99,745	100,057
IRB Holding Corp., 2020 4th
Amendment Incremental Term Loan,
TBD 12/15/2027 (H)	100,000	100,339
Momentive Performance Materials
USA LLC, Term Loan B (1 month
LIBOR + 3.250%), 3.370%,
05/15/2024	99,244	98,128
MPH Acquisition Holdings LLC, 2016
Term Loan B (3 month LIBOR +
2.750%), 3.750%, 06/07/2023	86,384	86,256
Navistar, Inc., 2017 1st Lien Term Loan
B (1 month LIBOR + 3.500%),
3.620%, 11/06/2024	98,980	98,955
NEP Group, Inc., 2018 1st Lien Term
Loan (1 month LIBOR + 3.250%),
3.365%, 10/20/2025	99,241	96,476
Peraton Holding Corp., Term Loan B,
TBD 02/01/2028 (H)	36,233	36,369
Quikrete Holdings, Inc., 2016 1st Lien
Term Loan (1 month LIBOR +
2.500%), 2.615%, 02/01/2027	99,000	98,705
Science Applications International Corp.,
2020 Incremental Term Loan B (1
month LIBOR + 2.250%), 2.365%,
03/12/2027	45,333	45,390
SCIH Salt Holdings, Inc., Term Loan B
(3 month LIBOR + 4.500%), 5.500%,
03/16/2027	99,500	99,469
Sedgwick Claims Management
Services, Inc., 2018 Term Loan B (1
month LIBOR + 3.250%), 3.365%,
12/31/2025	98,990	98,206
SS&C Technologies, Inc., 2018 Term
Loan B3 (1 month LIBOR + 1.750%),
1.865%, 04/16/2025	48,951	48,768
SS&C Technologies, Inc., 2018 Term
Loan B4 (1 month LIBOR + 1.750%),
1.865%, 04/16/2025	37,276	37,136
The Dun & Bradstreet Corp., Term Loan
(1 month LIBOR + 3.250%), 3.365%,
02/06/2026	99,250	99,374
TransDigm, Inc., 2020 Term Loan E (1
month LIBOR + 2.250%), 2.365%,
05/30/2025	99,000	97,683
UKG, Inc., 2021 Incremental Term Loan
(3 month LIBOR + 3.250%), 4.000%,
05/04/2026	99,750	100,318
WW International, Inc., 2017 Term Loan
B (1 month LIBOR + 4.750%),
5.500%, 11/29/2024	94,012	93,989
Zelis Payments Buyer, Inc., 2021 Term
Loan, TBD 09/30/2026 (H)	100,000	100,097
		3,865,601
TOTAL TERM LOANS (Cost $3,909,109)		$4,064,309
The accompanying notes are an integral part of the financial statements.	63

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.0%
Commercial and residential - 7.8%
Angel Oak Mortgage Trust,
Series 2020-3, Class M1,
3.809%, 04/25/2065 (D)(I)	$50,000	$52,805
Arroyo Mortgage Trust, Series 2019-1,
Class A1,
3.805%, 01/25/2049 (D)(I)	65,295	67,542
BANK
Series 2019-BN16, Class B,
4.438%, 02/15/2052 (I)	50,000	56,345
Series 2021-BN31, Class C,
2.545%, 02/15/2054 (I)	30,000	29,241
BFLD Trust
Series 2020-EYP, Class A (1 month
LIBOR + 1.150%),
1.262%, 10/15/2035 (D)(J)	45,000	45,449
Series 2020-OBRK, Class A (1 month
LIBOR + 2.050%),
2.162%, 11/15/2028 (D)(J)	10,000	10,100
BRAVO Residential Funding Trust,
Series 2021-A, Class A1,
1.991%, 04/25/2031 (D)	99,653	99,389
BX Commercial Mortgage Trust
Series 2018-BIOA, Class A (1 month
LIBOR + 0.671%),
0.783%, 03/15/2037 (D)(J)	15,000	15,019
Series 2019-XL, Class B (1 month
LIBOR + 1.080%),
1.192%, 10/15/2036 (D)(J)	94,930	94,998
Series 2019-XL, Class C (1 month
LIBOR + 1.250%),
1.362%, 10/15/2036 (D)(J)	94,930	94,998
BX Trust
Series 2021-MFM1, Class D (1 month
LIBOR + 1.500%),
1.612%, 01/15/2034 (D)(J)	10,000	10,003
Series 2021-MFM1, Class E (1 month
LIBOR + 2.250%),
2.362%, 01/15/2034 (D)(J)	10,000	10,009
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class A (1 month
LIBOR + 1.070%),
1.182%, 12/15/2037 (D)(J)	200,000	200,433
CFCRE Commercial Mortgage Trust,
Series 2011-C2, Class C,
5.740%, 12/15/2047 (D)(I)	100,000	102,686
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2014-CR16, Class AM,
4.278%, 04/10/2047	45,000	48,536
Series 2014-CR20, Class AM,
3.938%, 11/10/2047	50,000	54,198
Deephaven Residential Mortgage Trust,
Series 2020-2, Class M1,
4.112%, 05/25/2065 (D)(I)	100,000	104,954
FREMF Mortgage Trust
Series 2015-K45, Class C,
3.589%, 04/25/2048 (D)(I)	25,000	26,490
Series 2015-K49, Class B,
3.720%, 10/25/2048 (D)(I)	75,000	82,054
Series 2016-K55, Class B,
4.162%, 04/25/2049 (D)(I)	25,000	27,730
Series 2016-K60, Class B,
3.536%, 12/25/2049 (D)(I)	11,000	11,924
Series 2017-K63, Class C,
3.872%, 02/25/2050 (D)(I)	35,000	37,561

Opportunistic Fixed Income Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
FREMF Mortgage Trust (continued)
Series 2017-K65, Class B,
4.073%, 07/25/2050 (D)(I)	$40,000	$44,356
Series 2018-K72, Class B,
3.992%, 12/25/2050 (D)(I)	15,000	16,635
Series 2019-K95, Class C,
3.919%, 08/25/2052 (D)(I)	43,000	45,874
Series 2019-K99, Class B,
3.646%, 10/25/2052 (D)(I)	40,000	43,805
Series 2020-K104, Class C,
3.539%, 02/25/2052 (D)(I)	25,000	25,718
GS Mortgage Securities Corp. Trust
Series 2018-HULA, Class A (1 month
LIBOR + 0.920%),
1.032%, 07/15/2025 (D)(J)	96,713	96,803
Series 2019-BOCA, Class A (1 month
LIBOR + 1.200%),
1.312%, 06/15/2038 (D)(J)	100,000	100,247
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2020-NNN,
Class BFX,
3.065%, 01/16/2037 (D)	45,000	45,906
JPMorgan Mortgage Trust,
Series 2019-7, Class A11 (1 month
LIBOR + 0.900%),
1.018%, 02/25/2050 (D)(J)	38,802	38,935
KKR Industrial Portfolio Trust,
Series 2020-AIP, Class A (1 month
LIBOR + 1.037%),
1.149%, 03/15/2037 (D)(J)	96,421	96,661
LoanCore Issuer, Ltd.,
Series 2021-CRE4, Class A (1 month
LIBOR + 0.800%),
0.908%, 07/15/2035 (D)(J)	100,000	100,031
Metlife Securitization Trust,
Series 2018-1A, Class A,
3.750%, 03/25/2057 (D)(I)	75,881	80,089
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2013-C8, Class B,
3.559%, 12/15/2048 (I)	45,000	46,667
Series 2013-C8, Class C,
4.056%, 12/15/2048 (I)	65,000	66,087
Morgan Stanley Capital I Trust
Series 2017-CLS, Class F (1 month
LIBOR + 2.600%),
2.712%, 11/15/2034 (D)(J)	40,000	40,224
Series 2018-SUN, Class B (1 month
LIBOR + 1.200%),
1.312%, 07/15/2035 (D)(J)	25,000	24,984
MSCG Trust, Series 2018-SELF, Class A
(1 month LIBOR + 0.900%),
1.012%, 10/15/2037 (D)(J)	75,000	74,998
New Residential Mortgage Loan Trust
Series 2015-1A, Class B3,
5.330%, 05/28/2052 (D)(I)	59,071	63,441
Series 2015-2A, Class B4,
5.512%, 08/25/2055 (D)(I)	70,465	76,013
Series 2020-NPL1, Class A1,
4.335%, 07/25/2060 (D)	94,034	95,667
PRPM LLC
Series 2019-GS1, Class A1,
3.500%, 10/25/2024 (D)(I)	81,566	82,547
The accompanying notes are an integral part of the financial statements.	64

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
PRPM LLC (continued)
Series 2020-2, Class A1,
3.671%, 08/25/2025 (D)	$93,237	$94,369
Verus Securitization Trust
Series 2020-1, Class A1,
2.417%, 01/25/2060 (D)	66,167	67,403
Series 2020-1, Class A3,
2.724%, 01/25/2060 (D)	94,980	96,574
Wells Fargo Commercial Mortgage Trust,
Series 2020-C58, Class B,
2.704%, 07/15/2053	65,000	65,401
Wells Fargo Mortgage Backed Securities
Trust, Series 2019-3, Class A1,
3.500%, 07/25/2049 (D)(I)	31,575	32,334
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class C,
5.193%, 06/15/2044 (D)(I)	90,000	89,302
Series 2011-C5, Class C,
5.656%, 11/15/2044 (D)(I)	100,000	101,311
		3,134,846
U.S. Government Agency - 4.2%
Federal Home Loan Mortgage Corp.
Series 2017-DNA2, Class M1 (1
month LIBOR + 1.200%),
1.318%, 10/25/2029 (J)	37,254	37,374
Series 2018-DNA1, Class M2 (1
month LIBOR + 1.800%),
1.918%, 07/25/2030 (J)	86,046	85,884
Series 2018-HQA1, Class M2 (1
month LIBOR + 2.300%),
2.418%, 09/25/2030 (J)	27,477	27,544
Series 2020-DNA1, Class M1 (1
month LIBOR + 0.700%),
0.818%, 01/25/2050 (D)(J)	29,662	29,673
Series 2020-DNA1, Class M2 (1
month LIBOR + 1.700%),
1.818%, 01/25/2050 (D)(J)	50,000	49,814
Series 2020-DNA5, Class M2 (SOFR
+ 2.800%),
2.845%, 10/25/2050 (D)(J)	25,000	25,236
Series 2020-DNA6, Class B1 (SOFR
+ 3.000%),
3.045%, 12/25/2050 (D)(J)	10,000	10,031
Series 2020-DNA6, Class M2 (SOFR
+ 2.000%),
2.045%, 12/25/2050 (D)(J)	20,000	20,000
Series 2020-HQA2, Class M1 (1
month LIBOR + 1.100%),
1.218%, 03/25/2050 (D)(J)	49,836	49,872
Series 2020-HQA2, Class M2 (1
month LIBOR + 3.100%),
3.218%, 03/25/2050 (D)(J)	75,000	75,611
Series 2020-HQA3, Class B1 (1
month LIBOR + 5.750%),
5.868%, 07/25/2050 (D)(J)	45,000	47,704
Series 2020-HQA3, Class M2 (1
month LIBOR + 3.600%),
3.718%, 07/25/2050 (D)(J)	30,000	30,363
Series 2020-HQA4, Class M1 (1
month LIBOR + 1.300%),
1.418%, 09/25/2050 (D)(J)	20,415	20,440

Opportunistic Fixed Income Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan
Mortgage Corp. (continued)
Series 2020-HQA4, Class M2 (1
month LIBOR + 3.150%),
3.268%, 09/25/2050 (D)(J)	$70,000	$70,278
Series 2021-DNA1, Class M2 (SOFR
+ 1.800%),
1.845%, 01/25/2051 (D)(J)	25,000	24,906
Series K066, Class X1 IO,
0.750%, 06/25/2027	285,749	12,076
Series K103, Class X1 IO,
0.638%, 11/25/2029	224,817	11,429
Series K104, Class X3 IO,
1.896%, 02/25/2047	100,000	14,434
Series K105, Class X1 IO,
1.523%, 01/25/2030	169,899	20,184
Series K106, Class X1 IO,
1.355%, 01/25/2030	139,828	14,840
Series K112, Class X1 IO,
1.433%, 05/25/2030	99,961	11,587
Series K113, Class X1 IO,
1.387%, 06/25/2030	99,997	11,206
Series K115, Class X3 IO,
2.958%, 09/25/2048	100,000	23,003
Series K123, Class X1 IO,
0.775%, 12/25/2030	69,993	4,592
Series K124, Class X1 IO,
0.722%, 12/25/2030	100,000	6,244
Series K-1515, Class X1 IO,
1.513%, 02/25/2035	99,941	16,046
Series K737, Class X1 IO,
0.638%, 10/25/2026	113,777	3,638
Series K740, Class X1 IO,
0.760%, 09/25/2027	99,942	4,470
Federal National Mortgage Association
Series 2014-C04, Class 1M2 (1 month
LIBOR + 4.900%),
5.018%, 11/25/2024 (J)	72,704	74,850
Series 2017-C02, Class 2M2 (1 month
LIBOR + 3.650%),
3.768%, 09/25/2029 (J)	74,609	76,739
Series 2017-C03, Class 1M2 (1 month
LIBOR + 3.000%),
3.118%, 10/25/2029 (J)	54,206	55,222
Series 2017-C04, Class 2M2 (1 month
LIBOR + 2.850%),
2.968%, 11/25/2029 (J)	64,359	65,418
Series 2017-C05, Class 1B1 (1 month
LIBOR + 3.600%),
3.718%, 01/25/2030 (J)	25,000	25,833
Series 2017-C05, Class 1M2 (1 month
LIBOR + 2.200%),
2.318%, 01/25/2030 (J)	43,465	43,798
Series 2017-C06, Class 2B1 (1 month
LIBOR + 4.450%),
4.568%, 02/25/2030 (J)	10,000	10,324
Series 2017-C06, Class 2M2 (1 month
LIBOR + 2.800%),
2.918%, 02/25/2030 (J)	61,719	62,520
Series 2017-C07, Class 1B1 (1 month
LIBOR + 4.000%),
4.118%, 05/25/2030 (J)	67,000	68,833
The accompanying notes are an integral part of the financial statements.	65

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National
Mortgage Association (continued)
Series 2018-C02, Class 2B1 (1 month
LIBOR + 4.000%),
4.118%, 08/25/2030 (J)	$15,000	$15,336
Series 2018-C03, Class 1M2 (1 month
LIBOR + 2.150%),
2.268%, 10/25/2030 (J)	55,135	55,272
Series 2018-R07, Class 1B1 (1 month
LIBOR + 4.350%),
4.468%, 04/25/2031 (D)(J)	115,000	117,875
Series 2019-HRP1, Class M2 (1
month LIBOR + 2.150%),
2.280%, 11/25/2039 (D)(J)	54,784	54,406
Series 2019-R03, Class 1B1 (1 month
LIBOR + 4.100%),
4.218%, 09/25/2031 (D)(J)	20,000	20,461
Series 2019-R04, Class 2M2 (1 month
LIBOR + 2.100%),
2.218%, 06/25/2039 (D)(J)	11,907	11,907
Series 2019-R06, Class 2M2 (1 month
LIBOR + 2.100%),
2.218%, 09/25/2039 (D)(J)	12,859	12,867
Series 2020-R01, Class 1M1 (1 month
LIBOR + 0.800%),
0.918%, 01/25/2040 (D)(J)	17,480	17,480
Series 2020-R01, Class 1M2 (1 month
LIBOR + 2.050%),
2.168%, 01/25/2040 (D)(J)	55,000	55,017
Series 2020-R02, Class 2B1 (1 month
LIBOR + 3.000%),
3.118%, 01/25/2040 (D)(J)	60,000	58,165
Series 2020-R02, Class 2M2 (1 month
LIBOR + 2.000%),
2.118%, 01/25/2040 (D)(J)	20,000	19,975
		1,680,777
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $4,578,255)		$4,815,623
ASSET BACKED SECURITIES - 3.8%
Ajax Mortgage Loan Trust,
Series 2021-B, Class A,
2.239%, 06/25/2066 (D)	100,000	99,850
American Credit Acceptance Receivables
Trust, Series 2018-3, Class C,
3.750%, 10/15/2024 (D)	17,423	17,478
AmeriCredit Automobile Receivables
Trust, Series 2020-3, Class D,
1.490%, 09/18/2026	40,000	40,627
Bayview Opportunity Master Fund IVb
Trust, Series 2017-RT6, Class B2,
4.000%, 10/28/2057 (D)(I)	100,000	102,811
Bojangles Issuer LLC, Series 2020-1A,
Class A2,
3.832%, 10/20/2050 (D)	30,000	31,135
Carmax Auto Owner Trust,
Series 2021-1, Class C,
0.940%, 12/15/2026	10,000	9,955
CCG Receivables Trust, Series 2018-1,
Class A2,
2.500%, 06/16/2025 (D)	3,450	3,453

Opportunistic Fixed Income Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Columbia Cent CLO 29, Ltd.,
Series 2020-29A, Class D1 (3 month
LIBOR + 4.090%),
4.314%, 07/20/2031 (D)(J)	$100,000	$100,937
CoreVest American Finance Trust,
Series 2020-3, Class A,
1.358%, 08/15/2053 (D)	99,348	98,878
DataBank Issuer, Series 2021-1A,
Class B,
2.650%, 02/27/2051 (D)	40,000	39,985
DB Master Finance LLC,
Series 2017-1A, Class A2II,
4.030%, 11/20/2047 (D)	48,500	51,381
Domino's Pizza Master Issuer LLC,
Series 2017-1A, Class A23,
4.118%, 07/25/2047 (D)	53,350	57,471
Ford Credit Floorplan Master Owner
Trust, Series 2018-4, Class A,
4.060%, 11/15/2030	35,000	40,514
Hertz Vehicle Financing II LP,
Series 2016-4A, Class A,
2.650%, 07/25/2022 (D)	16,085	16,171
Mercedes-Benz Auto Lease Trust,
Series 2019-A, Class A3,
3.100%, 11/15/2021	11,688	11,725
Mill City Mortgage Loan Trust
Series 2018-3, Class A1,
3.500%, 08/25/2058 (D)(I)	63,205	66,807
Series 2017-2, Class M2,
3.250%, 07/25/2059 (D)(I)	100,000	105,867
Santander Drive Auto Receivables Trust,
Series 2018-5, Class C,
3.810%, 12/16/2024	27,665	27,914
SCF Equipment Leasing,
Series 2021-1A, Class A3,
0.830%, 08/21/2028 (D)	100,000	99,684
Sonic Capital LLC, Series 2020-1A,
Class A2I,
3.845%, 01/20/2050 (D)	44,550	46,852
Taco Bell Funding LLC, Series 2018-1A,
Class A2I,
4.318%, 11/25/2048 (D)	97,750	98,587
Towd Point Mortgage Trust,
Series 2019-3, Class M1,
4.250%, 02/25/2059 (D)(I)	150,000	163,748
Vantage Data Centers LLC,
Series 2019-1A, Class A2,
3.188%, 07/15/2044 (D)	34,484	35,899
Vericrest Opportunity Loan Trust,
Series 2020-NPL6, Class A1A,
3.967%, 04/25/2050 (D)	67,034	67,136
VOLT XCV LLC, Series 2021-NPL4,
Class A1,
2.240%, 03/27/2051 (D)	100,000	100,000
TOTAL ASSET BACKED SECURITIES (Cost $1,530,320)		$1,534,865
COMMON STOCKS - 0.1%
United States - 0.1%
Oasis Petroleum, Inc. (C)	756	42,986
TOTAL COMMON STOCKS (Cost $49,920)		$42,986
PREFERRED SECURITIES - 0.0%
United States - 0.0%
Becton, Dickinson and Company,
6.000%	160	8,434
TOTAL PREFERRED SECURITIES (Cost $8,288)		$8,434
The accompanying notes are an integral part of the financial statements.	66

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)

		Shares or
		Principal
		Amount	Value
EXCHANGE-TRADED FUNDS - 5.9%
iShares JP Morgan USD Emerging
Markets Bond ETF		15,700	$1,727,471
SPDR Blackstone Senior Loan ETF		3,500	161,000
SPDR Bloomberg Barclays Convertible
Securities ETF		5,700	495,786
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,297,783)			$2,384,257
SHORT-TERM INVESTMENTS - 1.6%
Short-term funds - 1.6%
State Street Institutional
U.S. Government Money Market
Fund, Premier Class, 0.0302% (K)		647,932	647,932
TOTAL SHORT-TERM INVESTMENTS (Cost $647,932)			$647,932
Total Investments (Opportunistic Fixed Income Fund)
(Cost $42,397,532) - 106.6%			$42,904,760
Other assets and liabilities, net - (6.6%)			(2,673,332)
TOTAL NET ASSETS - 100.0%			$40,231,428
SALE COMMITMENTS
OUTSTANDING - (2.7%)
U.S. Government Agency - (2.7)%
Federal National Mortgage Association
1.500%, TBA (B)		$(482,000)	$(473,915)
2.000%, TBA (B)		(596,000)	(601,675)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost
$(1,095,440))			$(1,075,590)
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty

Opportunistic Fixed Income Fund (continued)

RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
CPI	Consumer Price Index
GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage
Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade
issued by a U.S. Government Agency, to be delivered at an
agreed-upon future settlement date.

(A)All or a portion of this security is segregated at the custodian as collateral for certain derivatives.

(B)Security purchased or sold on a when-issued or delayed delivery basis.

(C)Non-income producing security.

(D)These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,269,738 or 18.1% of the fund's net assets as of 2-28-21.

(E)Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(F)Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.

(G)Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(H)This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).

(I)Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.

(J)Variable rate obligation. The coupon rate shown represents the rate at period end.

(K)The rate shown is the annualized seven-day yield as of 2-28-21.

*Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis^	value^	(depreciation)
10-Year Australian Treasury Bond Futures	11	Long	Mar 2021	$1,195,042	$1,177,905	$(17,137)
10-Year Canada Government Bond Futures	10	Long	Jun 2021	1,117,728	1,098,381	(19,347)
10-Year U.S. Treasury Note Futures	36	Long	Jun 2021	4,827,741	4,777,799	(49,942)
5-Year U.S. Treasury Note Futures	4	Long	Jun 2021	499,227	495,875	(3,352)
U.K. Long Gilt Bond Futures	2	Long	Jun 2021	358,904	356,018	(2,886)
U.S. Treasury Long Bond Futures	3	Long	Jun 2021	478,564	477,656	(908)
Ultra U.S. Treasury Bond Futures	8	Long	Jun 2021	1,507,115	1,512,500	5,385
10-Year Mini Japan Government Bond Futures	8	Short	Mar 2021	(1,134,041)	(1,131,760)	2,281
2-Year U.S. Treasury Note Futures	2	Short	Jun 2021	(441,777)	(441,531)	246
Euro-OAT Futures	6	Short	Mar 2021	(1,212,250)	(1,183,119)	29,131
The accompanying notes are an integral part of the financial statements.	67

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)

FUTURES (continued)

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis^	value^	(depreciation)
German Euro BUND Futures	13	Short	Mar 2021	(2,765,255)	(2,719,806)	$45,449
						$(11,080)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
	Contract to buy		Contract to sell	Counterparty (OTC)	date	appreciation	depreciation
AUD	140,000	USD	110,611	GSI	3/31/2021	—	$(2,876)
BRL	928,000	USD	171,569	CITI	3/2/2021	—	(5,980)
CAD	70,000	USD	55,511	GSI	3/31/2021	—	(500)
CHF	28,000	USD	31,177	JPM	3/31/2021	—	(371)
CLP	177,887,000	USD	251,416	BARC	3/31/2021	—	(5,559)
CNY	2,663,000	USD	411,108	MSI	3/31/2021	—	(1,273)
COP	1,297,071,000	USD	360,864	CITI	3/31/2021	—	(5,530)
CZK	15,354,000	USD	720,204	BARC	3/31/2021	—	(12,268)
EUR	761,000	USD	926,073	JPM	3/31/2021	—	(7,261)
GBP	924,000	USD	1,301,318	BOA	3/31/2021	—	(13,768)
IDR	3,321,000,000	USD	233,801	MSI	3/31/2021	—	(3,963)
ILS	730,000	USD	223,352	BOA	3/31/2021	—	(2,725)
INR	52,737,000	USD	725,531	CITI	3/31/2021	—	(15,144)
JPY	134,187,000	USD	1,275,273	MSI	3/31/2021	—	(15,992)
KRW	549,132,000	USD	494,041	JPM	3/31/2021	—	(6,923)
MXN	4,412,000	USD	213,895	CITI	3/31/2021	—	(3,658)
MXN	2,230,000	USD	107,169	GSI	3/31/2021	—	(906)
NOK	2,610,000	USD	308,156	MSI	3/31/2021	—	(7,140)
NZD	705,000	USD	516,411	CITI	3/31/2021	—	(7,012)
NZD	280,000	USD	205,212	MSI	3/31/2021	—	(2,897)
PHP	2,683,000	USD	54,946	JPM	3/31/2021	—	(307)
PLN	2,687,000	USD	725,450	BOA	3/31/2021	—	(8,236)
RUB	66,327,000	USD	890,903	BARC	3/31/2021	—	(5,476)
RUB	39,005,000	USD	521,876	CITI	3/31/2021	—	(1,182)
RUB	39,360,000	USD	533,106	GSI	3/31/2021	—	(7,672)
THB	18,337,000	USD	610,216	JPM	3/1/2021	—	(1,721)
TRY	2,414,000	USD	338,284	BARC	3/31/2021	—	(17,497)
USD	723,547	AUD	915,000	CITI	3/31/2021	$19,417	—
USD	1,438,736	AUD	1,821,000	GSI	3/31/2021	37,402	—
USD	170,013	BRL	928,000	CITI	3/2/2021	4,423	—
USD	346,042	BRL	1,883,000	CITI	3/31/2021	10,384	—
USD	319,861	CAD	403,000	BARC	3/31/2021	3,160	—
USD	2,728,741	CAD	3,441,000	GSI	3/31/2021	24,601	—
USD	719,295	CHF	646,000	JPM	3/31/2021	8,551	—
USD	81,159	CLP	57,500,000	CITI	3/31/2021	1,688	—
USD	4,622,569	EUR	3,798,594	JPM	3/31/2021	36,243	—
USD	309,838	GBP	220,000	BOA	3/31/2021	3,278	—
USD	29,511	GBP	21,000	BARC	3/31/2021	249	—
USD	673,426	HUF	198,974,000	BOA	3/31/2021	11,424	—
USD	1,021,763	IDR	14,481,450,000	BARC	3/31/2021	19,542	—
USD	928,882	ILS	3,040,000	MSI	3/31/2021	10,110	—
USD	2,182,695	JPY	229,668,000	MSI	3/31/2021	27,371	—
USD	3,015,509	KRW	3,350,532,000	JPM	3/31/2021	43,350	—
USD	821,597	MXN	16,947,000	CITI	3/31/2021	14,050	—
USD	713,599	NOK	6,044,000	MSI	3/31/2021	16,534	—
USD	421,418	NZD	575,000	MSI	3/31/2021	5,950	—
USD	1,580,527	RUB	117,669,000	BARC	3/31/2021	9,714	—
USD	497,190	RUB	37,160,000	CITI	3/31/2021	1,126	—
USD	508,387	RUB	37,535,000	GSI	3/31/2021	7,317	—
USD	46,819	RUB	3,508,000	MSI	3/31/2021	—	(11)
USD	351,038	SEK	2,906,000	MSI	3/31/2021	6,769	—
USD	725,899	SGD	959,000	JPM	3/31/2021	6,752	—
USD	610,367	THB	18,337,000	BARC	3/1/2021	1,872	—
USD	609,547	THB	18,337,000	JPM	3/31/2021	1,090	—
USD	463,087	ZAR	6,828,000	BARC	3/31/2021	13,496	—
						$345,863	$(163,848)

The accompanying notes are an integral part of the financial statements.	68

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)

SWAPS

Interest rate swaps

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
BOA	5,770,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	$(954)	$(20,770)	$(21,724)
CITI	6,440,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.390%	Quarterly	Quarterly	Jun 2025	—	(36,139)	(36,139)
CITI	9,190,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	(19,094)	(15,494)	(34,588)
CITI	6,100,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	(10,449)	(12,495)	(22,944)
				USA CPI All Urban
CITI	210,000	USD	Fixed 2.289%	Consumers	At Maturity	At Maturity	Jul 2030	—	2,410	2,410
CITI	435,920,000	COP	Fixed 4.330%	COP IBR Compounded OIS	Quarterly	Quarterly	Sep 2030	—	4,824	4,824
								$(30,497)	$(77,664)	$(108,161)
Centrally cleared	1,580,000	PLN	Fixed 0.880%	PLN WIBOR WIBO	Annual	Semi-Annual	Sep 2030	278	29,451	29,729
								$278	$29,451	$29,729
								$(30,219)	$(48,213)	$(78,432)

Credit default swaps - Buyer

								Unamortized
Counterparty								upfront
(OTC)/				USD	Pay	Fixed		payment	Unrealized
Centrally	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
BARC	Republic of Indonesia	410,000	USD	$410,000	1.000%	Quarterly	Dec 2025	$(5,147)	$203	$(4,944)
BOA	Republic of Indonesia	45,000	USD	45,000	1.000%	Quarterly	Jun 2025	(784)	125	(659)
CITI	Government of Malaysia	10,000	USD	10,000	1.000%	Quarterly	Jun 2025	(152)	(140)	(292)
	People's Republic of
CITI	China	10,000	USD	10,000	1.000%	Quarterly	Jun 2025	(230)	(99)	(329)
	People's Republic of
GSI	China	850,000	USD	850,000	1.000%	Quarterly	Dec 2024	(18,311)	(8,439)	(26,750)
GSI	Government of Malaysia	75,000	USD	75,000	1.000%	Quarterly	Jun 2025	(2,193)	6	(2,187)
GSI	Russian Federation	10,000	USD	10,000	1.000%	Quarterly	Jun 2025	(9)	(77)	(86)
GSI	CMBX.NA.AAA.10	600,000	USD	600,000	0.500%	Monthly	Nov 2059	(6,945)	585	(6,360)
JPM	Republic of Korea	2,110,000	USD	2,110,000	1.000%	Quarterly	Dec 2024	(55,112)	(14,572)	(69,684)
MSI	Government of Japan	2,090,000	USD	2,090,000	1.000%	Quarterly	Dec 2024	(58,142)	(16,572)	(74,714)
	People's Republic of
MSI	China	80,000	USD	80,000	1.000%	Quarterly	Jun 2025	(2,620)	(11)	(2,631)
MSI	Republic of Indonesia	5,000	USD	5,000	1.000%	Quarterly	Jun 2025	41	(114)	(73)
MSI	Government of Malaysia	400,000	USD	400,000	1.000%	Quarterly	Dec 2025	(12,293)	235	(12,058)
MSI	CMBX.NA.BBB-.7	440,000	USD	440,000	3.000%	Monthly	Jan 2047	9,812	74,044	83,856
MSI	CMBX.NA.AAA.11	600,000	USD	600,000	0.500%	Monthly	Nov 2054	(5,019)	(529)	(5,548)
MSI	CMBX.NA.BBB-.8	460,000	USD	460,000	3.000%	Monthly	Oct 2057	21,788	48,745	70,533
MSI	CMBX.NA.AAA.12	610,000	USD	610,000	0.500%	Monthly	Aug 2061	(467)	(3,984)	(4,451)
MSI	CMBX.NA.AAA.13	610,000	USD	610,000	0.500%	Monthly	Dec 2072	4,290	(6,320)	(2,030)
				$9,415,000				$(131,493)	$73,086	$(58,407)
	iTraxx Europe Crossover
Centrally cleared	Series 33 Version 5	104,134	EUR	126,974	5.000%	Quarterly	Jun 2025	(12,819)	(1,183)	(14,002)
				$126,974				$(12,819)	$(1,183)	$(14,002)
				$9,541,974				$(144,312)	$71,903	$(72,409)

Credit default swaps - Seller

									Unamortized
Counterparty									upfront
(OTC)/		Implied			USD	Received	Fixed		payment	Unrealized
Centrally	Reference	credit	Notional		notional	fixed	payment	Maturity	paid	appreciation
cleared	obligation	spread	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
Centrally cleared	CDX.NA.HY.34	2.890%	87,400	USD	$87,400	5.000%	Quarterly	Jun 2025	$5,772	$2,389	$8,161
Centrally cleared	CDX.NA.IG.34	0.628%	3,715,000	USD	3,715,000	1.000%	Quarterly	Jun 2025	16,355	49,424	65,779
Centrally cleared	iTraxx Europe Series 33 Version 1	0.499%	420,000	EUR	512,350	1.000%	Quarterly	Jun 2025	11,368	618	11,986
					$4,314,750				$33,495	$52,431	$85,926

The accompanying notes are an integral part of the financial statements.	69

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)

Total return swaps

Pay/								Unamortized
receive		Floating/						upfront	Unrealized
total	Reference	fixed	Payment		Notional	Maturity	Counterparty	payment paid	appreciation
return*	entity	rate	frequency	Currency	amount	date	(OTC)	(received)	(depreciation)	Value
	iBoxx $ Liquid High Yield
Pay	Index	3-Month USD LIBOR	At Maturity	USD	830,000	Jun 2021	GSI	$305	$9,251	$9,556
	iBoxx $ Liquid High Yield
Pay	Index	3-Month USD LIBOR	At Maturity	USD	830,000	Jun 2021	GSI	369	3,984	4,353
	iBoxx $ Liquid Investment
Pay	Grade Index	3-Month USD LIBOR	At Maturity	USD	2,500,000	Jun 2021	GSI	332	11,142	11,474
	iBoxx $ Liquid Investment
Pay	Grade Index	3-Month USD LIBOR	At Maturity	USD	210,000	Jun 2021	GSI	42	5,060	5,102
	iBoxx $ Liquid Investment
Pay	Grade Index	3-Month USD LIBOR	At Maturity	USD	1,220,000	Mar 2021	MSI	42	43,035	43,077
	iBoxx $ Liquid Investment
Pay	Grade Index	3-Month USD LIBOR	At Maturity	USD	2,090,000	Jun 2021	MSI	570	61,094	61,664
	iBoxx $ Liquid Leveraged
Receive	Loan Index	3-Month USD LIBOR	At Maturity	USD	1,200,000	Mar 2021	JPM	(39)	63,366	63,327
	iBoxx $ Liquid Leveraged
Receive	Loan Index	3-Month USD LIBOR	At Maturity	USD	165,000	Mar 2021	MSI	(6)	7,818	7,812
	iBoxx $ Liquid Leveraged
Receive	Loan Index	3-Month USD LIBOR	At Maturity	USD	35,000	Mar 2021	MSI	(1)	1,658	1,657
								$1,614	$206,408	$208,022

*Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

Derivatives Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CNREPOFIX China Fixing Repo Rate
CPI	Consumer Price Index
GSI	Goldman Sachs International
IBR	Colombia Overnight Interbank Rate
The accompanying notes are an integral part of the financial statements.	70

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)

JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
WIBOR	Warsaw Interbank Offered Rate

See Notes to financial statements regarding investment transactions and other derivatives information.

Science & Technology Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 93.3%
Communication services – 15.2%
Entertainment – 0.6%
Activision Blizzard, Inc.	4,025	$384,830
CTS Eventim AG & Company
KGaA (A)	7,162	487,851
NetEase, Inc., ADR	3,945	433,358
Netflix, Inc. (A)	810	436,469
Take-Two Interactive Software, Inc. (A)	780	143,879
		1,886,387
Interactive media and services – 14.4%
Alphabet, Inc., Class A (A)	995	2,011,800
Alphabet, Inc., Class C (A)	10,590	21,570,347
Baidu, Inc., ADR (A)	1,581	448,150
Facebook, Inc., Class A (A)	34,338	8,852,287
Kuaishou Technology (A)(B)	3,500	139,342
Mail.Ru Group, Ltd., GDR (A)	152,825	4,108,997
Pinterest, Inc., Class A (A)	43,832	3,531,983
Snap, Inc., Class A (A)	38,470	2,525,940
Tencent Holdings, Ltd.	3,300	287,090
Yandex NV, Class A (A)	1,220	78,062
Zillow Group, Inc., Class A (A)	3,585	608,805
Zillow Group, Inc., Class C (A)	2,045	329,920
ZoomInfo Technologies, Inc.,
Class A (A)	5,070	265,769
		44,758,492
Wireless telecommunication services – 0.2%
SoftBank Group Corp.	4,300	401,317
		47,046,196
Consumer discretionary – 22.1%
Automobiles – 0.5%
General Motors Company	25,330	1,300,189
Tesla, Inc. (A)	465	314,108
		1,614,297
Hotels, restaurants and leisure – 2.1%
Airbnb, Inc., Class A (A)	59	12,175
Airbnb, Inc., Class B (A)(C)	32,796	6,479,838
		6,492,013
Internet and direct marketing retail – 19.5%
Alibaba Group Holding, Ltd., ADR (A)	24,307	5,779,232
Amazon.com, Inc. (A)	4,937	15,269,795
boohoo Group PLC (A)	279,898	1,314,727
Booking Holdings, Inc. (A)	3,844	8,950,792
Delivery Hero SE (A)(B)	25,477	3,255,440
DoorDash, Inc., Class A (A)(D)	1,141	193,388
Etsy, Inc. (A)	8,813	1,941,240
Expedia Group, Inc.	2,595	417,795
JD.com, Inc., ADR (A)	3,845	360,930
Naspers, Ltd., N Shares	10,913	2,575,222
Tongcheng-Elong Holdings, Ltd. (A)	582,000	1,364,950
Trip.com Group, Ltd., ADR (A)	246,949	9,742,138
Wayfair, Inc., Class A (A)	6,000	1,733,880

Science & Technology Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Zalando SE (A)(B)	72,492	$7,452,691
		60,352,220
		68,458,530
Health care – 0.7%
Health care equipment and supplies – 0.5%
Intuitive Surgical, Inc. (A)	2,173	1,601,066
Health care technology – 0.2%
Veeva Systems, Inc., Class A (A)	2,515	704,477
		2,305,543
Industrials – 0.7%
Electrical equipment – 0.3%
Array Technologies, Inc. (A)	26,655	988,367
Bloom Energy Corp., Class A (A)	765	21,825
		1,010,192
Road and rail – 0.4%
Lyft, Inc., Class A (A)	15,625	870,313
Uber Technologies, Inc. (A)	3,710	191,993
		1,062,306
		2,072,498
Information technology – 54.6%
Communications equipment – 0.9%
Cisco Systems, Inc.	57,483	2,579,262
F5 Networks, Inc. (A)	1,315	249,824
		2,829,086
Electronic equipment, instruments and components – 2.0%
Amphenol Corp., Class A	2,495	313,572
Cognex Corp.	3,595	296,911
Flex, Ltd. (A)	89,200	1,622,548
IPG Photonics Corp. (A)	2,275	517,221
Samsung SDI Company, Ltd.	5,749	3,439,794
		6,190,046
IT services – 10.9%
Adyen NV (A)(B)	295	688,348
Fidelity National Information
Services, Inc.	3,457	477,066
Fiserv, Inc. (A)	5,545	639,727
Global Payments, Inc.	3,984	788,792
Mastercard, Inc., Class A	1,050	371,543
MongoDB, Inc. (A)	9,180	3,542,837
Okta, Inc. (A)	16,325	4,268,171
PayPal Holdings, Inc. (A)	14,355	3,730,147
Shopify, Inc., Class A (A)	285	365,076
Snowflake, Inc., Class A (A)	2,645	686,483
Square, Inc., Class A (A)	16,985	3,907,060
Twilio, Inc., Class A (A)	21,820	8,572,642
VeriSign, Inc. (A)	6,875	1,333,956
Visa, Inc., Class A	15,675	3,329,213
Wix.com, Ltd. (A)	3,359	1,170,847
		33,871,908
Semiconductors and semiconductor equipment – 13.2%
Advanced Micro Devices, Inc. (A)	10,430	881,439
The accompanying notes are an integral part of the financial statements.	71

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Applied Materials, Inc.	43,083	$5,091,980
Cree, Inc. (A)	3,855	437,388
Infineon Technologies AG	32,270	1,404,123
KLA Corp.	660	205,412
Lam Research Corp.	5,550	3,147,905
Marvell Technology Group, Ltd.	11,335	547,254
Micron Technology, Inc. (A)	114,861	10,513,227
NVIDIA Corp.	4,685	2,570,097
NXP Semiconductors NV	6,000	1,095,300
ON Semiconductor Corp. (A)	14,290	575,458
Qorvo, Inc. (A)	6,355	1,110,409
QUALCOMM, Inc.	24,517	3,338,970
SK Hynix, Inc.	9,512	1,194,754
Skyworks Solutions, Inc.	5,680	1,010,018
STMicroelectronics NV	11,670	453,231
STMicroelectronics NV, NYRS (D)	36,942	1,435,566
Taiwan Semiconductor
Manufacturing Company, Ltd., ADR	25,105	3,161,724
Teradyne, Inc.	11,490	1,477,729
Tokyo Electron, Ltd.	3,200	1,334,454
		40,986,438
Software – 20.8%
Alteryx, Inc., Class A (A)	6,690	639,564
Asana, Inc., Class A (A)	42,045	1,456,018
Autodesk, Inc. (A)	1,255	346,380
Avalara, Inc. (A)	1,355	212,654
Citrix Systems, Inc.	46,769	6,247,403
Cloudflare, Inc., Class A (A)	1,980	146,461
Coupa Software, Inc. (A)	755	261,426
Crowdstrike Holdings, Inc., Class A (A)	16,395	3,541,320
CyberArk Software, Ltd. (A)	5,710	838,399
Datadog, Inc., Class A (A)	9,545	910,688
DocuSign, Inc. (A)	2,740	621,048
FireEye, Inc. (A)	21,883	422,780
Fortinet, Inc. (A)	3,687	622,550
HubSpot, Inc. (A)	9,655	4,972,325
Intuit, Inc.	3,094	1,207,093
McAfee Corp., Class A (D)	63,435	1,313,105
Microsoft Corp.	42,710	9,924,950
NortonLifeLock, Inc.	121,743	2,375,206
Palo Alto Networks, Inc. (A)	5,300	1,899,043
Paycom Software, Inc. (A)	12,700	4,752,848
RingCentral, Inc., Class A (A)	10,295	3,893,157
salesforce.com, Inc. (A)	37,119	8,036,264
ServiceNow, Inc. (A)	630	336,080
Slack Technologies, Inc., Class A (A)	17,327	709,194
TeamViewer AG (A)(B)	30,436	1,632,020
The Trade Desk, Inc., Class A (A)	590	475,180
Varonis Systems, Inc. (A)	4,880	895,675
Workday, Inc., Class A (A)	4,816	1,180,787
Zendesk, Inc. (A)	2,475	361,697
Zoom Video Communications, Inc.,
Class A (A)	3,401	1,270,648
Zscaler, Inc. (A)	14,475	2,967,809
		64,469,772
Technology hardware, storage and peripherals – 6.8%
Apple, Inc.	61,365	7,441,120
HP, Inc.	12,980	376,031
Pure Storage, Inc., Class A (A)	226,827	5,303,215
Samsung Electronics Company, Ltd.	95,257	6,980,969
Seagate Technology PLC	6,290	460,617
Western Digital Corp.	8,635	591,757
		21,153,709
		169,500,959

Science & Technology Fund (continued)

		Shares or
		Principal
		Amount	Value
COMMON STOCKS (continued)
Real estate – 0.0%
Real estate management and development – 0.0%
Redfin Corp. (A)		1,970	$149,208
TOTAL COMMON STOCKS (Cost $187,973,814)			$289,532,934
PREFERRED SECURITIES – 0.2%
Industrials – 0.2%
Road and rail – 0.2%
DiDi Chuxing, Inc. (A)(C)(E)		16,798	685,862
TOTAL PREFERRED SECURITIES (Cost $460,705)			$685,862
EXCHANGE-TRADED FUNDS – 0.1%
iShares Expanded Tech Sector ETF		1,030	369,111
TOTAL EXCHANGE-TRADED FUNDS (Cost $255,414)			$369,111
SHORT-TERM INVESTMENTS – 8.0%
Short-term funds – 4.2%
John Hancock Collateral Trust,
0.1222% (F)(G)		252,597	2,527,385
State Street Institutional
U.S. Government Money Market
Fund, Premier Class, 0.0302% (F)		2,041,010	2,041,010
T. Rowe Price Government Reserve
Fund, 0.0502% (F)		8,386,909	8,386,909
			12,955,304
Repurchase agreement – 3.8%
Repurchase Agreement with State Street
Corp. dated 2-26-21 at 0.000% to be
repurchased at $11,908,000 on 3-1-21,
collateralized by $12,150,700
U.S. Treasury Notes, 0.125% due
10-31-22 (valued at $12,146,161)		$11,908,000	11,908,000
TOTAL SHORT-TERM INVESTMENTS (Cost $24,861,849)			$24,863,304
Total Investments (Science & Technology Fund)
(Cost $213,551,782) – 101.6%			$315,451,211
Other assets and liabilities, net – (1.6%)			(5,109,003)
TOTAL NET ASSETS – 100.0%			$310,342,208
Security Abbreviations and Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NYRS	New York Registry Shares

(A)Non-income producing security.

(B)These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(C)Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.

(D)All or a portion of this security is on loan as of 2-28-21.

(E)Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.

(F)The rate shown is the annualized seven-day yield as of 2-28-21.

(G)Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	72

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund			Strategic Equity Allocation Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS – 93.6%			COMMON STOCKS (continued)
Communication services – 8.7%			Entertainment (continued)
Diversified telecommunication services – 1.2%			Capcom Company, Ltd.	12,100	$734,379
Alaska Communications Systems			CD Projekt SA (A)	7,886	495,755
Group, Inc.	8,669	$28,348	Cinemark Holdings, Inc.	40,383	906,598
Anterix, Inc. (A)	1,771	74,789	DouYu International Holdings, Ltd.,
AT&T, Inc.	880,127	24,546,742	ADR (A)	9,900	141,966
ATN International, Inc.	1,606	78,180	Electronic Arts, Inc.	44,526	5,965,148
Bandwidth, Inc., Class A (A)	2,799	443,250	Eros STX Global Corp. (A)	26,879	49,189
BCE, Inc.	19,439	831,420	Glu Mobile, Inc. (A)	21,396	267,022
BT Group PLC (A)	989,988	1,713,589	HUYA, Inc., ADR (A)(C)	6,900	181,815
Cellnex Telecom SA (A)(B)	35,768	1,946,127	IMAX Corp. (A)	7,241	149,671
China Tower Corp., Ltd., H Shares (B)	4,586,400	684,964	iQIYI, Inc., ADR (A)	29,000	734,570
Chunghwa Telecom Company, Ltd.	414,479	1,628,393	Koei Tecmo Holdings Company, Ltd.	6,200	348,307
Cincinnati Bell, Inc. (A)	7,245	110,704	Konami Holdings Corp.	12,900	832,905
Cogent Communications Holdings, Inc.	6,135	367,180	Liberty Media Corp.-Liberty Braves,
Consolidated Communications			Class A (A)(C)	2,408	70,747
Holdings, Inc. (A)	11,595	60,990	Liberty Media Corp.-Liberty Braves,
Deutsche Telekom AG	171,194	3,114,093	Class C (A)	4,575	131,714
Elisa OYJ	15,233	910,841	Live Nation Entertainment, Inc. (A)	21,948	1,950,299
HKT Trust & HKT, Ltd.	407,322	553,637	LiveXLive Media, Inc. (A)	8,249	32,749
IDT Corp., Class B (A)	3,242	58,194	NCSoft Corp.	1,609	1,336,372
Iliad SA	1,604	284,674	NetEase, Inc., ADR	43,120	4,736,732
Infrastrutture Wireless Italiane SpA (B)	36,376	378,695	Netflix, Inc. (A)	67,815	36,542,113
Iridium Communications, Inc. (A)	44,286	1,696,597	Netmarble Corp. (B)	2,093	229,565
Koninklijke KPN NV	362,959	1,189,590	Nexon Company, Ltd.	67,100	2,112,766
LG Uplus Corp.	21,751	228,079	Nintendo Company, Ltd.	15,439	9,442,066
Liberty Latin America, Ltd., Class A (A)	8,325	91,325	Pearl Abyss Corp. (A)	564	145,197
Liberty Latin America, Ltd., Class C (A)	21,170	232,023	Square Enix Holdings Company, Ltd.	12,600	715,294
Lumen Technologies, Inc.	121,952	1,498,790	Take-Two Interactive Software, Inc. (A)	17,656	3,256,826
Nippon Telegraph & Telephone Corp.	178,000	4,611,098	Tencent Music Entertainment Group,
Ooma, Inc. (A)	3,608	57,006	ADR (A)	38,300	985,076
Orange Polska SA (A)	73,109	122,745	The Marcus Corp. (A)	3,706	72,786
Orange SA	217,193	2,502,458	The Walt Disney Company (A)	277,906	52,535,350
ORBCOMM, Inc. (A)	10,691	81,572	Toho Company, Ltd.	15,300	577,552
PCCW, Ltd.	425,000	243,743	Ubisoft Entertainment SA (A)	9,920	808,790
Proximus SADP	17,819	347,985	Vivendi SE	90,302	3,125,551
Sarana Menara Nusantara Tbk PT	2,284,000	202,632	World Wrestling Entertainment, Inc.,
Singapore Telecommunications, Ltd.	646,810	1,134,665	Class A	10,723	529,716
Singapore Telecommunications, Ltd.	229,178	403,537			143,749,038
Spark New Zealand, Ltd.	238,447	790,777	Interactive media and services – 3.9%
Swisscom AG	1,976	992,597	Adevinta ASA (A)	25,762	358,526
Telecom Italia SpA	925,441	439,412	Alphabet, Inc., Class A (A)	35,828	72,440,991
Telecom Italia SpA, Savings Shares	653,593	350,392
			Alphabet, Inc., Class C (A)	34,593	70,461,098
Telefonica Brasil SA	43,954	345,094	Auto Trader Group PLC (A)(B)	104,657	804,662
Telefonica Deutschland Holding AG	46,914	125,624	Autohome, Inc., ADR	6,200	707,048
Telefonica SA	573,986	2,450,466	Baidu, Inc., ADR (A)	28,400	8,050,264
Telekom Malaysia BHD	136,018	206,047	CarGurus, Inc. (A)	12,899	334,729
Telenor ASA	74,830	1,209,553	Cars.com, Inc. (A)	9,844	114,879
Telesites SAB de CV (A)	129,700	114,319	Eventbrite, Inc., Class A (A)	9,545	189,659
Telia Company AB	268,007	1,085,647	EverQuote, Inc., Class A (A)	2,001	98,009
Telkom Indonesia Persero Tbk PT	4,903,860	1,199,960	Facebook, Inc., Class A (A)	286,480	73,802,978
Telstra Corp., Ltd.	474,256	1,128,457	JOYY, Inc., ADR	6,000	707,400
TELUS Corp.	50,464	1,011,183	Kakaku.com, Inc.	18,400	586,200
TPG Telecom, Ltd. (A)	41,201	217,967	Kakao Corp.	5,593	2,425,923
True Corp. PCL, NVDR (C)	1,147,300	118,095	Liberty TripAdvisor Holdings, Inc.,

United Internet AG	5,359	236,072	Class A (A)	12,250	68,968
Verizon Communications, Inc.	511,093	28,263,443	MediaAlpha, Inc., Class A (A)	1,531	80,393
Vonage Holdings Corp. (A)	34,404	454,821	Momo, Inc., ADR	15,700	248,688
		93,198,581	NAVER Corp.	12,027	4,004,052
Entertainment – 1.8%			QuinStreet, Inc. (A)	7,059	168,640
Activision Blizzard, Inc.	118,631	11,342,310	REA Group, Ltd.	5,953	629,090
Alibaba Pictures Group, Ltd. (A)	1,220,500	169,786	Scout24 AG (B)	5,327	401,812
AMC Entertainment Holdings, Inc.,			SEEK, Ltd.	37,797	747,686
Class A (C)	11,986	96,008	SINA Corp. (A)(C)	5,600	241,752
Bilibili, Inc., ADR (A)(C)	12,300	1,549,431	Tencent Holdings, Ltd.	598,412	52,060,011
Bollore SA	93,235	446,917	TripAdvisor, Inc. (A)	22,083	1,095,758
The accompanying notes are an integral part of the financial statements.	73

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)			Strategic Equity Allocation Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Interactive media and services (continued)			Media (continued)
TrueCar, Inc. (A)	15,104	$81,864	ViacomCBS, Inc., Class B	79,832	$5,148,366
Twitter, Inc. (A)	94,781	7,303,824	WideOpenWest, Inc. (A)	8,000	112,400
Weibo Corp., ADR (A)	5,800	319,986	WPP PLC	135,933	1,625,682
Yelp, Inc. (A)	26,531	1,000,484			84,077,132
Z Holdings Corp.	366,007	2,234,578	Wireless telecommunication services – 0.7%
		301,769,952
Media – 1.1%			Advanced Info Service PCL, NVDR	121,900	664,872
			America Movil SAB de CV, Series L	3,416,600	2,183,449
AMC Networks, Inc., Class A (A)(C)	4,140	271,543	Axiata Group BHD	326,353	285,766
Boston Omaha Corp., Class A (A)	1,968	82,617	Boingo Wireless, Inc. (A)	6,450	73,530
Cable One, Inc.	1,245	2,383,988	DiGi.Com BHD	359,020	327,998
Cardlytics, Inc. (A)	3,835	507,869	Far EasTone Telecommunications
Charter Communications, Inc.,			Company, Ltd.	166,595	369,189
Class A (A)	20,617	12,646,880	Globe Telecom, Inc.	3,035	126,818
Cheil Worldwide, Inc.	7,062	122,017	Gogo, Inc. (A)(C)	7,959	94,314
China Literature, Ltd. (A)(B)(C)	31,600	294,015	Intouch Holdings PCL, NVDR	230,500	421,369
Comcast Corp., Class A	645,166	34,013,152	KDDI Corp.	222,867	6,947,538
comScore, Inc. (A)	10,968	40,033	Maxis BHD	275,960	323,536
CyberAgent, Inc.	13,900	839,445	MTN Group, Ltd.	172,779	827,531
Cyfrowy Polsat SA	32,675	248,456	PLDT, Inc.	8,055	213,438
Daily Journal Corp. (A)	183	62,641	Rogers Communications, Inc., Class B	40,701	1,763,198
Dentsu Group, Inc.	29,744	1,038,634	Shenandoah
Discovery, Inc., Series A (A)(C)	22,650	1,201,130	Telecommunications Company	7,080	313,998
Discovery, Inc., Series C (A)	41,687	1,875,915	SK Telecom Company, Ltd.	3,904	855,853
DISH Network Corp., Class A (A)	34,940	1,100,959	SoftBank Corp.	395,500	5,348,063
Entercom Communications Corp.,			SoftBank Group Corp.	216,352	20,192,013
Class A	17,202	76,893	Spok Holdings, Inc.	3,755	40,254
Entravision Communications Corp.,			Taiwan Mobile Company, Ltd.	176,000	613,413
Class A	9,881	30,928	Tele2 AB, B Shares	54,058	683,260
Fluent, Inc. (A)	6,664	42,183	Telephone & Data Systems, Inc.	22,863	409,019
Fox Corp., Class A	47,695	1,588,720	Tim SA	83,089	189,775
Fox Corp., Class B	21,859	697,958	T-Mobile US, Inc. (A)	72,050	8,643,839
Gannett Company, Inc. (A)	19,550	96,773	Total Access Communication
Gray Television, Inc. (A)	12,745	231,322	PCL, NVDR	71,000	73,997
Grupo Televisa SAB, Series CPO (A)	243,597	360,255	Turkcell Iletisim Hizmetleri AS	72,387	157,636
Hakuhodo DY Holdings, Inc.	32,200	534,765	Vodacom Group, Ltd.	64,901	534,495
Hemisphere Media Group, Inc. (A)	3,390	37,460	Vodafone Group PLC	2,973,403	5,089,995
iHeartMedia, Inc., Class A (A)	8,949	125,912			57,768,156
Informa PLC (A)	165,259	1,267,799
					680,562,859
John Wiley & Sons, Inc., Class A	10,021	527,906
			Consumer discretionary – 12.3%
Loral Space & Communications, Inc.	1,886	83,625
			Auto components – 0.6%
Megacable Holdings SAB de CV,
Series CPO	30,900	106,712	Adient PLC (A)	34,471	1,278,185
Meredith Corp. (A)	5,842	144,765	Aisin Seiki Company, Ltd.	22,300	766,397
MSG Networks, Inc., Class A (A)	4,605	78,101	American Axle & Manufacturing
MultiChoice Group	44,425	375,352	Holdings, Inc. (A)	16,637	162,543
National CineMedia, Inc.	10,262	48,437	Aptiv PLC (A)	34,521	5,172,627
News Corp., Class A	55,247	1,295,542	BorgWarner, Inc.	31,260	1,406,700
News Corp., Class B	17,201	394,247	Bridgestone Corp.	73,800	2,915,418
Omnicom Group, Inc.	30,375	2,087,674	Cheng Shin Rubber Industry
Pearson PLC	83,119	875,702	Company, Ltd.	184,730	285,885
Publicis Groupe SA	23,667	1,391,650	Cie Generale des Etablissements
Quebecor, Inc., Class B	20,471	529,228	Michelin SCA	18,501	2,675,077
Schibsted ASA, B Shares (A)	10,145	347,887	Continental AG	5,623	808,381
Schibsted ASA, Class A (A)	8,448	340,465	Cooper Tire & Rubber Company	7,359	421,229
Scholastic Corp.	4,299	123,811	Cooper-Standard Holdings, Inc. (A)	2,454	87,902
SES SA	41,515	331,775	Dana, Inc.	54,353	1,294,145
Shaw Communications, Inc., Class B (C)	54,890	955,378	Denso Corp.	59,816	3,613,750
Sinclair Broadcast Group, Inc., Class A	6,545	202,437	Dorman Products, Inc. (A)	3,898	388,670
TechTarget, Inc. (A)	3,463	289,611	Faurecia SE	8,977	464,409
TEGNA, Inc.	82,247	1,499,363	Fox Factory Holding Corp. (A)	15,622	1,986,337
The EW Scripps Company, Class A	8,179	153,929	Fuyao Glass Industry Group
The Interpublic Group of			Company, Ltd., H Shares (B)	51,900	318,093
Companies, Inc.	55,112	1,439,525	Gentex Corp.	56,276	1,991,045
The New York Times Company, Class A	33,252	1,701,505	Gentherm, Inc. (A)	4,795	339,438
Tribune Publishing Company (A)	2,697	45,795
The accompanying notes are an integral part of the financial statements.	74

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)			Strategic Equity Allocation Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Auto components (continued)			Automobiles (continued)
Hankook Tire & Technology			Yadea Group Holdings, Ltd. (B)	108,000	$234,852
Company, Ltd.	7,461	$315,595	Yamaha Motor Company, Ltd.	39,000	857,803
Hanon Systems	18,253	250,331			149,600,415
Hyundai Mobis Company, Ltd.	6,543	1,760,313	Distributors – 0.1%
Koito Manufacturing Company, Ltd.	14,476	972,587
			Core-Mark Holding Company, Inc.	6,580	214,376
LCI Industries	3,611	508,934
			Funko, Inc., Class A (A)(C)	4,081	55,420
Lear Corp.	12,547	2,083,931
			Genuine Parts Company	20,072	2,114,585
Magna International, Inc.	32,399	2,728,940
			LKQ Corp. (A)	38,958	1,534,556
Minth Group, Ltd.	78,000	342,022
			Pool Corp.	5,588	1,870,695
Modine Manufacturing Company (A)	7,251	100,571
					5,789,632
Motorcar Parts of America, Inc. (A)	3,037	64,627
			Diversified consumer services – 0.2%
NGK Spark Plug Company, Ltd.	21,100	360,840
Patrick Industries, Inc.	3,286	259,364	Adtalem Global Education, Inc. (A)	19,575	769,298
Standard Motor Products, Inc.	3,036	127,542	American Public Education, Inc. (A)	2,130	62,707
Stanley Electric Company, Ltd.	18,100	539,993	Aspen Group, Inc. (A)	4,004	35,556
Stoneridge, Inc. (A)	3,826	117,305	Carriage Services, Inc.	2,571	84,740
Sumitomo Electric Industries, Ltd.	104,500	1,531,109	China East Education Holdings, Ltd. (B)	56,500	127,010
Tenneco, Inc., Class A (A)	7,201	80,219	China Education Group Holdings, Ltd.	82,000	152,313
The Goodyear Tire & Rubber			China Yuhua Education Corp., Ltd. (B)	120,000	99,173
Company (A)	87,590	1,472,388	Franchise Group, Inc.	3,170	111,204
Toyoda Gosei Company, Ltd.	8,800	230,122	Graham Holdings Company, Class B	928	557,570
Toyota Industries Corp.	20,329	1,746,615	Grand Canyon Education, Inc. (A)	10,760	1,126,464
Valeo SA	24,884	879,451	GSX Techedu, Inc., ADR (A)(C)	8,000	822,800
Visteon Corp. (A)	10,442	1,327,909	H&R Block, Inc.	42,121	809,987
Workhorse Group, Inc. (A)(C)	13,789	222,968	Houghton Mifflin Harcourt Company (A)	15,475	94,398
XPEL, Inc. (A)	2,391	115,605	Koolearn Technology
			Holding, Ltd. (A)(B)(C)	25,500	71,214
		44,515,512
			Laureate Education, Inc., Class A (A)	15,932	219,065
Automobiles – 1.9%
			New Oriental Education & Technology
Astra International Tbk PT	2,006,808	758,262
			Group, Inc., ADR (A)	15,800	2,806,396
Bayerische Motoren Werke AG	17,177	1,484,246
			OneSpaWorld Holdings, Ltd. (A)	7,563	82,512
Brilliance China Automotive
			Perdoceo Education Corp. (A)	10,224	131,583
Holdings, Ltd.	316,300	282,946
			Regis Corp. (A)	4,177	49,080
BYD Company, Ltd., H Shares	81,694	2,093,835
			Service Corp. International	39,670	1,894,639
Daimler AG	44,136	3,538,176
			Strategic Education, Inc.	9,173	834,009
Dongfeng Motor Group Company, Ltd.,
			Stride, Inc. (A)	5,906	142,039
H Shares	283,680	260,422
			TAL Education Group, ADR (A)	39,462	3,059,883
Ferrari NV	13,806	2,686,719
			Universal Technical Institute, Inc. (A)	4,985	30,558
Ford Motor Company (A)	499,554	5,844,782
			Vivint Smart Home, Inc. (A)	11,450	194,650
Ford Otomotiv Sanayi AS	4,000	94,316
			WW International, Inc. (A)	17,738	523,094
Geely Automobile Holdings, Ltd.	612,000	1,979,641
					14,891,942
General Motors Company	161,025	8,265,413
			Hotels, restaurants and leisure – 1.8%
Great Wall Motor Company, Ltd.,
H Shares	323,750	937,854	Accel Entertainment, Inc. (A)	7,816	86,679
Guangzhou Automobile Group			Accor SA (A)	19,806	826,565
Company, Ltd., H Shares	305,346	282,837	Aristocrat Leisure, Ltd.	65,432	1,530,652
Harley-Davidson, Inc.	35,200	1,255,584	Asset World Corp. PCL	138,000	21,811
Honda Motor Company, Ltd.	225,427	6,231,093	Asset World Corp. PCL, NVDR	677,700	107,109
Hyundai Motor Company	14,703	3,092,998	Bally's Corp.	2,590	154,157
Isuzu Motors, Ltd.	76,500	805,112	BJ's Restaurants, Inc. (A)	3,238	179,806
Kia Motors Corp.	25,844	1,822,214	Bloomin' Brands, Inc. (A)	12,832	318,747
Mazda Motor Corp.	77,680	617,970	Bluegreen Vacations Holding Corp.	2,307	36,635
NIO, Inc., ADR (A)	133,500	6,111,630	Boyd Gaming Corp. (A)	30,284	1,777,671
Nissan Motor Company, Ltd. (A)	319,125	1,744,660	Brinker International, Inc.	6,551	449,333
Renault SA (A)	20,923	939,569	Caesars Entertainment, Inc. (A)	74,196	6,932,874
Stellantis NV	225,887	3,661,357	Carnival Corp. (A)	93,277	2,495,160
Stellantis NV (Euronext Paris			Carrols Restaurant Group, Inc. (A)	6,171	38,137
Exchange) (A)	1	16	Century Casinos, Inc. (A)	4,730	38,124
Subaru Corp.	85,000	1,602,321	Chipotle Mexican Grill, Inc. (A)	3,509	5,059,978
Suzuki Motor Corp.	50,900	2,220,259	Choice Hotels International, Inc.	6,623	694,554
Tesla, Inc. (A)	96,946	65,487,023	Churchill Downs, Inc.	13,687	3,156,633
Thor Industries, Inc.	12,715	1,488,418	Chuy's Holdings, Inc. (A)	2,864	117,424
Toyota Motor Corp.	292,700	21,628,690	Compass Group PLC (A)	197,729	4,015,275
Volkswagen AG	1,619	378,925	Cracker Barrel Old Country Store, Inc.	8,912	1,380,201
Winnebago Industries, Inc.	4,554	316,958	Crown Resorts, Ltd.	43,113	331,036
XPeng, Inc., ADR (A)	17,400	593,514	Darden Restaurants, Inc.	16,330	2,242,599
The accompanying notes are an integral part of the financial statements.	75

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Dave & Buster's Entertainment, Inc. (A)	6,511	$264,412
Del Taco Restaurants, Inc.	5,266	52,871
Denny's Corp. (A)	9,211	161,653
Dine Brands Global, Inc.	2,276	180,054
Domino's Pizza, Inc.	4,942	1,712,452
El Pollo Loco Holdings, Inc. (A)	3,069	56,255
Entain PLC (A)	64,755	1,281,058
Everi Holdings, Inc. (A)	12,098	182,801
Evolution Gaming Group AB (B)	17,654	2,201,359
Fiesta Restaurant Group, Inc. (A)	2,980	45,475
Flutter Entertainment PLC (A)	19,642	3,762,469
Galaxy Entertainment Group, Ltd.	236,000	2,152,946
GAN, Ltd. (A)	3,429	87,577
Genting BHD	255,900	290,752
Genting Malaysia BHD	351,060	250,306
Genting Singapore, Ltd.	660,400	420,744
Golden Entertainment, Inc. (A)	2,814	66,495
Haidilao International Holding, Ltd. (B)	83,000	680,225
Hilton Grand Vacations, Inc. (A)	12,455	492,097
Hilton Worldwide Holdings, Inc. (A)	34,798	4,303,817
Huazhu Group, Ltd., ADR (A)	16,500	959,310
InterContinental Hotels Group PLC (A)	19,368	1,361,068
International Game Technology PLC	14,527	265,699
Jack in the Box, Inc.	8,532	873,250
Jollibee Foods Corp.	40,680	149,959
Kangwon Land, Inc. (A)	10,854	233,199
La Francaise des Jeux SAEM (B)	9,352	422,147
Las Vegas Sands Corp.	41,195	2,578,807
Lindblad Expeditions Holdings, Inc. (A)	4,143	86,299
Marriott International, Inc., Class A (A)	33,357	4,939,171
Marriott Vacations Worldwide Corp. (A)	15,349	2,604,879
McDonald's Corp.	93,455	19,264,814
McDonald's Holdings Company
Japan, Ltd.	8,800	437,249
Melco Resorts & Entertainment, Ltd.,
ADR (A)	23,300	504,678
MGM Resorts International	51,420	1,943,162
Minor International PCL, NVDR (A)(C)	317,700	313,407
Monarch Casino & Resort, Inc. (A)	1,838	124,359
Nathan's Famous, Inc.	620	37,051
Noodles & Company (A)	5,540	52,298
Norwegian Cruise Line
Holdings, Ltd. (A)(C)	39,588	1,170,221
Oriental Land Company, Ltd.	27,600	4,647,376
Papa John's International, Inc.	12,348	1,113,666
Penn National Gaming, Inc. (A)	56,690	6,563,568
PlayAGS, Inc. (A)	4,853	39,649
RCI Hospitality Holdings, Inc.	1,377	88,472
Red Robin Gourmet Burgers, Inc. (A)	2,502	76,786
Red Rock Resorts, Inc., Class A	9,639	290,809
Restaurant Brands International, Inc.	32,672	1,959,652
Royal Caribbean Cruises, Ltd.	23,354	2,178,228
Ruth's Hospitality Group, Inc.	4,783	109,076
Sands China, Ltd. (A)	263,252	1,240,742
Scientific Games Corp. (A)	21,270	996,074
SeaWorld Entertainment, Inc. (A)	7,432	369,073
Shake Shack, Inc., Class A (A)	5,129	607,684
Six Flags Entertainment Corp.	17,368	774,613
SJM Holdings, Ltd.	211,384	294,015
Sodexo SA (A)	9,604	920,003
Starbucks Corp.	147,210	15,903,096
Tabcorp Holdings, Ltd.	242,689	827,672
Texas Roadhouse, Inc.	24,571	2,233,012
The Cheesecake Factory, Inc.	6,210	341,240
The Wendy's Company	41,167	841,042

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Travel + Leisure Company	19,718	$1,191,559
Whitbread PLC (A)	22,465	1,069,352
Wingstop, Inc.	11,148	1,517,800
Wyndham Hotels & Resorts, Inc.	21,395	1,396,666
Wynn Macau, Ltd. (A)	164,150	309,614
Wynn Resorts, Ltd. (A)	13,054	1,719,603
Yum China Holdings, Inc.	41,508	2,483,839
Yum! Brands, Inc.	37,836	3,917,161
		144,979,147
Household durables – 0.9%
Barratt Developments PLC (A)	113,602	1,055,742
Beazer Homes USA, Inc. (A)	4,380	77,395
Casio Computer Company, Ltd.	26,800	519,424
Casper Sleep, Inc. (A)	4,540	38,091
Cavco Industries, Inc. (A)	1,357	286,205
Century Communities, Inc. (A)	4,246	234,931
Coway Company, Ltd.	4,741	272,230
D.R. Horton, Inc.	40,374	3,103,549
Electrolux AB, Series B	24,926	588,467
Ethan Allen Interiors, Inc.	3,558	91,156
Garmin, Ltd.	18,162	2,252,451
GoPro, Inc., Class A (A)	17,854	134,262
Green Brick Partners, Inc. (A)	3,309	65,287
Haier Smart Home Company, Ltd., H
Shares (A)	209,120	795,343
Hamilton Beach Brands Holding
Company, Class B	765	13,441
Helen of Troy, Ltd. (A)	9,520	2,063,936
Hooker Furniture Corp.	1,998	67,552
Husqvarna AB, B Shares	46,230	565,391
Iida Group Holdings Company, Ltd.	20,300	461,825
Installed Building Products, Inc. (A)	3,350	366,356
iRobot Corp. (A)	4,027	499,791
KB Home	33,070	1,335,367
La-Z-Boy, Inc.	6,492	276,624
Leggett & Platt, Inc.	16,133	698,075
Lennar Corp., A Shares	33,497	2,779,246
LG Electronics, Inc.	10,450	1,359,490
LGI Homes, Inc. (A)	3,250	355,063
M/I Homes, Inc. (A)	4,071	203,143
MDC Holdings, Inc.	7,590	429,366
Meritage Homes Corp. (A)	5,422	457,129
Mohawk Industries, Inc. (A)	7,282	1,274,277
Newell Brands, Inc.	45,977	1,065,287
Nien Made Enterprise Company, Ltd.	17,300	242,162
NVR, Inc. (A)	426	1,917,358
Panasonic Corp.	305,220	3,945,926
Persimmon PLC	35,412	1,283,167
PulteGroup, Inc.	32,642	1,472,481
Purple Innovation, Inc. (A)	2,344	86,236
Rinnai Corp.	5,000	507,067
SEB SA	2,416	433,999
Sekisui Chemical Company, Ltd.	49,800	892,471
Sekisui House, Ltd.	85,200	1,607,606
Sharp Corp. (C)	29,240	555,783
Skyline Champion Corp. (A)	7,735	342,274
Sonos, Inc. (A)	11,808	459,804
Sony Corp.	174,100	18,385,159
Taylor Morrison Home Corp. (A)	48,266	1,327,798
Taylor Wimpey PLC (A)	406,604	897,129
Tempur Sealy International, Inc.	44,071	1,472,412
The Berkeley Group Holdings PLC	13,925	788,949
The Lovesac Company (A)(C)	1,390	80,189
Toll Brothers, Inc.	26,369	1,408,632
TopBuild Corp. (A)	12,414	2,363,750
The accompanying notes are an integral part of the financial statements.	76

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)			Strategic Equity Allocation Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Household durables (continued)			Leisure products (continued)
Tri Pointe Homes, Inc. (A)	47,474	$902,006	Mattel, Inc. (A)	79,926	$1,614,505
Tupperware Brands Corp. (A)	7,167	219,095	Nautilus, Inc. (A)	4,333	79,771
Turtle Beach Corp. (A)	2,224	66,498	Polaris, Inc.	13,319	1,568,445
Universal Electronics, Inc. (A)	1,976	114,983	Sega Sammy Holdings, Inc.	23,600	397,944
VOXX International Corp. (A)	3,109	64,450	Shimano, Inc.	10,200	2,277,893
Whirlpool Corp.	7,615	1,447,459	Smith & Wesson Brands, Inc.	7,945	136,733
		67,070,735	Sturm Ruger & Company, Inc.	2,411	164,430
Internet and direct marketing retail – 3.6%			Vista Outdoor, Inc. (A)	8,410	265,840
			Yamaha Corp.	18,500	1,037,105
1-800-Flowers.com, Inc., Class A (A)	3,657	103,420
			YETI Holdings, Inc. (A)	29,138	2,003,820
Alibaba Group Holding, Ltd., ADR (A)	197,156	46,875,811
					16,421,408
Allegro.eu SA (A)(B)	30,184	519,205	Multiline retail – 0.4%
Amazon.com, Inc. (A)	48,332	149,487,493
B2W Cia Digital (A)	22,100	323,365	Big Lots, Inc.	5,721	363,512
Baozun, Inc., ADR (A)(C)	6,000	275,580	Canadian Tire Corp., Ltd., Class A (C)	6,759	873,369
Booking Holdings, Inc. (A)	4,641	10,806,615	Central Retail Corp. PCL, NVDR (A)	186,975	204,043
CarParts.com, Inc. (A)	4,970	88,118	Dillard's, Inc., Class A (C)	1,112	88,626
CJ ENM Company, Ltd.	1,097	134,740	Dollar General Corp.	24,529	4,635,736
Delivery Hero SE (A)(B)	6,646	849,223	Dollar Tree, Inc. (A)	23,547	2,312,315
eBay, Inc.	74,213	4,187,097	Dollarama, Inc.	33,473	1,273,847
Etsy, Inc. (A)	14,289	3,147,438	Falabella SA	65,182	269,505
Expedia Group, Inc.	15,405	2,480,205	Kohl's Corp.	36,204	2,000,271
Groupon, Inc. (A)	3,376	146,518	Lojas Renner SA	78,725	514,981
GrubHub, Inc. (A)	21,301	1,364,755	Lotte Shopping Company, Ltd.	1,136	119,606
HelloFresh SE (A)	7,560	587,375	Macy's, Inc.	45,757	695,964
JD Health International, Inc. (A)(B)	22,800	416,820	Magazine Luiza SA	290,500	1,253,397
JD.com, Inc., ADR (A)	90,000	8,448,300	Marui Group Company, Ltd.	26,100	500,610
Just Eat Takeaway.com NV (A)(B)	12,846	1,236,128	Next PLC (A)	14,723	1,559,529
Lands' End, Inc. (A)	1,788	59,076	Nordstrom, Inc.	24,986	910,740
Liquidity Services, Inc. (A)	4,340	67,747	Ollie's Bargain Outlet Holdings, Inc. (A)	13,062	1,079,966
Magnite, Inc. (A)	15,740	769,214	Pan Pacific International Holdings Corp.	56,500	1,325,015
Meituan, Class B (A)(B)	374,700	16,829,439	Ryohin Keikaku Company, Ltd.	32,900	745,433
Mercari, Inc. (A)	11,800	567,740	Shinsegae, Inc.	731	173,656
Naspers, Ltd., N Shares	44,234	10,438,226	Target Corp.	50,136	9,196,948
Ocado Group PLC (A)	53,787	1,652,520	Wesfarmers, Ltd.	128,855	4,901,026
Overstock.com, Inc. (A)	6,242	419,275	Woolworths Holdings, Ltd.	98,895	301,347
PetMed Express, Inc. (C)	2,988	103,713			35,299,442
Pinduoduo, Inc., ADR (A)	39,600	6,777,936	Specialty retail – 1.4%
Prosus NV (A)	49,691	5,923,987
			ABC-Mart, Inc.	4,467	255,247
Quotient Technology, Inc. (A)	12,629	169,481
			Abercrombie & Fitch Company, Class A	9,049	247,671
Rakuten, Inc.	118,042	1,326,767
			Academy Sports & Outdoors, Inc. (A)(C)	4,322	103,555
Shutterstock, Inc.	3,195	281,895
			Ace Hardware Indonesia Tbk PT	644,700	68,950
Stamps.com, Inc. (A)	2,477	450,641
			Advance Auto Parts, Inc.	6,308	1,011,488
Stitch Fix, Inc., Class A (A)	8,832	673,970
			American Eagle Outfitters, Inc.	56,217	1,444,777
The RealReal, Inc. (A)	9,355	238,927
			America's Car-Mart, Inc. (A)	924	124,740
Tongcheng-Elong Holdings, Ltd. (A)	89,200	209,199
			Asbury Automotive Group, Inc. (A)	2,810	476,155
Trip.com Group, Ltd., ADR (A)	49,500	1,952,775
			At Home Group, Inc. (A)	7,840	197,490
Vipshop Holdings, Ltd., ADR (A)	46,400	1,731,648
			AutoNation, Inc. (A)	13,519	1,014,195
Waitr Holdings, Inc. (A)(C)	13,105	41,674
			AutoZone, Inc. (A)	2,154	2,498,468
Zalando SE (A)(B)	7,842	806,213
			Bed Bath & Beyond, Inc. (C)	18,560	498,522
ZOZO, Inc.	15,000	470,719
			Best Buy Company, Inc.	21,424	2,149,898
		283,440,988
Leisure products – 0.2%			Boot Barn Holdings, Inc. (A)	4,162	251,468
			Caleres, Inc.	5,249	83,249
Acushnet Holdings Corp.	4,882	206,118	Camping World Holdings, Inc., Class A	4,805	150,397
American Outdoor Brands, Inc. (A)	2,264	45,303	CarMax, Inc. (A)	15,254	1,823,006
Bandai Namco Holdings, Inc.	27,600	2,111,185	Chico's FAS, Inc.	20,058	53,956
Brunswick Corp.	17,991	1,589,865	China Meidong Auto Holdings, Ltd.	58,000	220,414
Callaway Golf Company	13,656	381,685	Citi Trends, Inc.	1,437	111,928
Clarus Corp.	3,914	67,947	Conn's, Inc. (A)	2,841	40,314
Escalade, Inc.	1,728	34,145	Designer Brands, Inc., Class A	9,022	112,685
Giant Manufacturing Company, Ltd.	32,661	329,414	Dick's Sporting Goods, Inc.	15,095	1,077,330
Hasbro, Inc.	15,517	1,454,098	Express, Inc. (A)	10,123	27,231
HLB, Inc. (A)	4,371	266,532	Fast Retailing Company, Ltd.	8,100	8,030,972
Johnson Outdoors, Inc., Class A	750	90,510	Five Below, Inc. (A)	12,831	2,388,106
Malibu Boats, Inc., Class A (A)	2,992	223,024	Foot Locker, Inc.	23,973	1,152,862
MasterCraft Boat Holdings, Inc. (A)	2,930	75,096	GameStop Corp., Class A (A)(C)	8,359	850,445
The accompanying notes are an integral part of the financial statements.	77

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)			Strategic Equity Allocation Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Specialty retail (continued)			Textiles, apparel and luxury goods (continued)
Genesco, Inc. (A)	2,230	$100,216	ANTA Sports Products, Ltd.	112,000	$1,715,884
GOME Retail Holdings, Ltd. (A)(C)	1,000,541	293,606	Bosideng International Holdings, Ltd.	334,000	140,618
Group 1 Automotive, Inc.	2,541	387,350	Burberry Group PLC (A)	44,821	1,141,026
GrowGeneration Corp. (A)	5,350	244,121	Capri Holdings, Ltd. (A)	34,595	1,614,549
Guess?, Inc.	5,766	145,361	Carter's, Inc.	10,024	836,703
Haverty Furniture Companies, Inc.	2,342	84,710	Cie Financiere Richemont SA, A Shares	40,948	3,945,810
Hennes & Mauritz AB, B Shares (A)	89,019	2,093,921	Columbia Sportswear Company	6,994	720,872
Hibbett Sports, Inc. (A)	2,395	153,903	Crocs, Inc. (A)	9,754	748,327
Hikari Tsushin, Inc.	2,900	575,919	Deckers Outdoor Corp. (A)	10,522	3,431,329
Home Product Center PCL, NVDR	599,000	259,396	Eclat Textile Company, Ltd.	20,957	322,893
Hotai Motor Company, Ltd.	33,000	699,381	EssilorLuxottica SA	30,970	5,052,236
Hotel Shilla Company, Ltd.	3,086	224,116	Feng TAY Enterprise Company, Ltd.	42,796	285,572
Industria de Diseno Textil SA	123,939	4,086,666	Fila Holdings Corp.	4,945	175,702
JD Sports Fashion PLC (A)	56,792	660,093	Fossil Group, Inc. (A)	6,832	103,436
Kingfisher PLC (A)	233,526	865,552	G-III Apparel Group, Ltd. (A)	6,450	185,696
L Brands, Inc. (A)	21,716	1,186,997	Gildan Activewear, Inc.	23,088	701,566
Lithia Motors, Inc., Class A	9,797	3,663,588	Hanesbrands, Inc.	42,410	750,233
Lowe's Companies, Inc.	68,115	10,881,371	Hermes International	3,442	3,834,522
Lumber Liquidators Holdings, Inc. (A)	4,104	101,656	Kering SA	8,264	5,226,557
MarineMax, Inc. (A)	2,986	133,325	Kontoor Brands, Inc.	7,528	318,058
Monro, Inc.	4,870	301,891	Lakeland Industries, Inc. (A)(C)	1,108	34,780
Mr. Price Group, Ltd.	25,777	296,904	Li Ning Company, Ltd.	219,500	1,231,954
Murphy USA, Inc.	10,037	1,251,112	LPP SA (A)(C)	151	314,953
National Vision Holdings, Inc. (A)	11,787	559,765	LVMH Moet Hennessy Louis Vuitton SE	30,295	19,195,487
Nitori Holdings Company, Ltd.	11,000	2,053,801	Moncler SpA (A)	21,252	1,314,169
OneWater Marine, Inc., Class A (A)	1,414	50,353	Movado Group, Inc.	2,655	60,534
O'Reilly Automotive, Inc. (A)	6,735	3,012,768	NIKE, Inc., Class B	152,780	20,591,688
Petrobras Distribuidora SA	75,100	266,941	Oxford Industries, Inc.	2,406	183,433
Rent-A-Center, Inc.	7,088	409,403	Pandora A/S	10,606	1,029,687
RH (A)	5,891	2,888,770	Pou Chen Corp.	259,971	281,725
Ross Stores, Inc.	33,095	3,860,201	Puma SE (A)	4,991	531,461
Sally Beauty Holdings, Inc. (A)	16,541	266,310	PVH Corp.	8,656	865,254
Shimamura Company, Ltd.	3,000	299,780	Ralph Lauren Corp.	5,871	687,377
Shoe Carnival, Inc.	1,465	71,726	Rocky Brands, Inc.	1,193	52,003
Signet Jewelers, Ltd. (A)	7,636	380,120	Shenzhou International Group
Sleep Number Corp. (A)	3,965	543,720	Holdings, Ltd.	86,200	1,787,481
Sonic Automotive, Inc., Class A	3,401	156,820	Skechers USA, Inc., Class A (A)	31,136	1,139,578
Sportsman's Warehouse			Steven Madden, Ltd.	12,024	444,768
Holdings, Inc. (A)	6,111	103,520	Superior Group of Companies, Inc.	1,836	43,734
The Aaron's Company, Inc. (A)	4,896	107,516	Tapestry, Inc.	33,776	1,423,321
The Buckle, Inc.	4,153	159,641	The Swatch Group AG	3,498	200,968
The Cato Corp., Class A	3,671	45,300	The Swatch Group AG, Bearer Shares	2,366	706,184
The Children's Place, Inc. (A)(C)	2,065	143,001	Under Armour, Inc., Class A (A)	22,957	502,529
The Container Store Group, Inc. (A)	3,098	47,492	Under Armour, Inc., Class C (A)	23,694	431,231
The Gap, Inc.	19,124	477,144	Unifi, Inc. (A)	2,251	56,117
The Home Depot, Inc.	100,083	25,855,442	Vera Bradley, Inc. (A)	3,663	34,762
The Michaels Companies, Inc. (A)	10,882	163,230	VF Corp.	38,938	3,081,164
The ODP Corp. (A)	7,639	292,345	Wolverine World Wide, Inc.	11,772	411,431
The TJX Companies, Inc.	111,613	7,365,342			91,304,097
Tilly's, Inc., Class A (A)	3,741	38,607
					966,769,911
Topsports International
			Consumer staples – 5.7%
Holdings, Ltd. (B)	129,000	189,409
			Beverages – 1.3%
Tractor Supply Company	10,830	1,721,537
Ulta Beauty, Inc. (A)	5,237	1,688,042	Ambev SA	470,805	1,177,811
Urban Outfitters, Inc. (A)	25,768	873,535	Anheuser-Busch InBev SA/NV	90,266	5,194,235
USS Company, Ltd.	30,100	574,236	Anhui Gujing Distillery Company, Ltd.,
Via Varejo S/A (A)	126,600	268,146	B Shares	11,100	147,469
Williams-Sonoma, Inc.	17,588	2,309,129	Arca Continental SAB de CV	43,442	197,577
Winmark Corp.	453	79,950	Asahi Group Holdings, Ltd.	62,861	2,744,329
Yamada Holdings Company, Ltd.	99,000	475,051	Becle SAB de CV	55,600	115,048
Zhongsheng Group Holdings, Ltd.	59,100	365,279	Brown-Forman Corp., Class B	21,688	1,552,427
Zumiez, Inc. (A)	3,029	136,547	Budweiser Brewing Company
			APAC, Ltd. (B)	187,300	571,402
		113,456,593
			Carlsberg A/S, Class B	10,956	1,720,397
Textiles, apparel and luxury goods – 1.2%
			Celsius Holdings, Inc. (A)	5,191	309,020
adidas AG (A)	9,796	3,414,735

The accompanying notes are an integral part of the financial statements.	78

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)			Strategic Equity Allocation Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Beverages (continued)			Food and staples retailing (continued)
China Resources Beer Holdings			ICA Gruppen AB	10,874	$516,013
Company, Ltd.	151,699	$1,144,528	Ingles Markets, Inc., Class A	2,267	117,793
Cia Cervecerias Unidas SA	12,788	110,304	J Sainsbury PLC	195,866	619,917
Coca-Cola Amatil, Ltd.	57,347	592,091	Jeronimo Martins SGPS SA	29,881	462,484
Coca-Cola Bottlers Japan Holdings, Inc.	16,400	283,501	Kesko OYJ, B Shares	29,515	750,984
Coca-Cola Consolidated, Inc.	698	179,149	Kobe Bussan Company, Ltd.	17,000	436,837
Coca-Cola European Partners PLC	20,941	1,066,944	Koninklijke Ahold Delhaize NV	111,846	2,953,265
Coca-Cola Femsa SAB de CV	53,513	225,731	Lawson, Inc.	6,600	309,087
Coca-Cola HBC AG	22,181	695,563	Loblaw Companies, Ltd.	21,178	1,020,625
Constellation Brands, Inc., Class A	20,142	4,313,208	Metro, Inc.	29,255	1,216,085
Davide Campari-Milano NV	63,728	720,255	Performance Food Group Company (A)	19,215	1,042,222
Diageo PLC	258,879	10,183,969	President Chain Store Corp.	60,274	566,573
Fomento Economico Mexicano SAB			PriceSmart, Inc.	3,312	319,442
de CV	195,586	1,334,446	Puregold Price Club, Inc.	96,090	73,251
Fraser & Neave Holdings BHD	16,600	128,051	Raia Drogasil SA	105,330	436,604
Heineken Holding NV	11,681	1,005,717	Rite Aid Corp. (A)(C)	8,024	157,110
Heineken NV (C)	26,454	2,613,953	Seven & i Holdings Company, Ltd.	103,946	3,961,828
Ito En, Ltd.	7,300	403,830	Shoprite Holdings, Ltd.	50,665	445,349
Kirin Holdings Company, Ltd.	113,427	2,234,606	SpartanNash Company	5,124	93,411
MGP Ingredients, Inc.	1,873	119,647	Sprouts Farmers Market, Inc. (A)	27,087	571,807
Molson Coors Beverage Company,			Sun Art Retail Group, Ltd. (C)	196,300	169,345
Class B	22,357	993,769	Sundrug Company, Ltd.	9,800	368,512
Monster Beverage Corp. (A)	43,913	3,852,927	Sysco Corp.	33,874	2,697,387
National Beverage Corp. (C)	3,452	164,522	Tesco PLC	855,135	2,687,783
NewAge, Inc. (A)(C)	14,865	39,095	The Andersons, Inc.	4,509	117,865
Osotspa PCL, NVDR	71,500	81,479	The Chefs' Warehouse, Inc. (A)	4,504	140,255
PepsiCo, Inc.	164,219	21,215,453	The Kroger Company	51,494	1,658,622
Pernod Ricard SA	22,835	4,334,804	The SPAR Group, Ltd.	18,972	238,007
Primo Water Corp. (Toronto			Tsuruha Holdings, Inc.	5,000	643,767
Stock Exchange)	22,901	327,255	United Natural Foods, Inc. (A)(C)	7,954	210,383
Remy Cointreau SA	2,432	463,361	Village Super Market, Inc., Class A	1,708	39,369
Suntory Beverage & Food, Ltd.	19,100	655,669	Walgreens Boots Alliance, Inc.	47,797	2,290,910
The Boston Beer Company, Inc.,			Wal-Mart de Mexico SAB de CV	525,400	1,495,259
Class A (A)	2,099	2,159,262	Walmart, Inc.	92,197	11,978,234
The Coca-Cola Company	459,600	22,515,804	Weis Markets, Inc.	1,478	78,999
Treasury Wine Estates, Ltd.	82,169	689,974	Welcia Holdings Company, Ltd.	12,800	407,886
Tsingtao Brewery Company, Ltd.,			Wm Morrison Supermarkets PLC	266,200	635,713
H Shares	47,700	391,735	Woolworths Group, Ltd.	143,288	4,369,859
		98,970,317			75,188,851
Food and staples retailing – 1.0%			Food products – 1.4%
Aeon Company, Ltd.	90,000	2,717,686	a2 Milk Company, Ltd. (A)	95,146	669,189
Alimentation Couche-Tard, Inc., Class B	96,874	2,911,701	Ajinomoto Company, Inc.	64,200	1,279,191
Atacadao SA	38,100	129,239	Alico, Inc.	1,203	35,657
Berli Jucker PCL, NVDR (C)	120,400	147,117	Archer-Daniels-Midland Company	66,116	3,740,843
BGF retail Company, Ltd.	767	108,380	Associated British Foods PLC (A)	39,553	1,311,680
Bid Corp., Ltd.	34,005	635,650	B&G Foods, Inc. (C)	9,250	280,553
BIM Birlesik Magazalar AS	26,109	233,804	Barry Callebaut AG	225	486,737
BJ's Wholesale Club Holdings, Inc. (A)	51,528	2,070,395	BRF SA (A)	56,810	219,366
Carrefour SA	66,839	1,166,229	Calavo Growers, Inc.	2,442	183,761
Casey's General Stores, Inc.	8,482	1,713,025	Calbee, Inc.	11,800	310,729
Cencosud SA	123,820	242,052	Cal-Maine Foods, Inc. (A)	5,451	207,683
Cia Brasileira de Distribuicao	15,900	235,484	Campbell Soup Company	24,066	1,094,522
Clicks Group, Ltd.	24,879	402,605	Charoen Pokphand Foods PCL,
Coles Group, Ltd.	151,373	1,792,134	NVDR (C)	404,300	381,757
Cosmos Pharmaceutical Corp.	2,700	386,429	Charoen Pokphand Indonesia Tbk PT	724,103	311,878
Costco Wholesale Corp.	29,343	9,712,533	China Feihe, Ltd. (B)	120,000	328,255
CP ALL PCL, NVDR (C)	596,900	1,169,595	China Huishan Dairy Holdings
Dino Polska SA (A)(B)	5,720	375,231	Company, Ltd. (A)(D)	280,500	0
E-MART, Inc.	1,951	292,950	China Mengniu Dairy Company, Ltd. (A)	287,353	1,570,242
Empire Company, Ltd., Class A	20,049	557,232	Chocoladefabriken Lindt &
Etablissements Franz Colruyt NV	6,454	386,628	Spruengli AG	8	707,059
George Weston, Ltd.	9,052	664,852	Chocoladefabriken Lindt & Spruengli
Grocery Outlet Holding Corp. (A)	19,675	708,103	AG, Participation Certificates	80	671,309
GS Retail Company, Ltd.	2,753	88,600	CJ CheilJedang Corp.	834	301,122
HF Foods Group, Inc. (A)(C)	5,747	42,355	Conagra Brands, Inc.	58,051	1,969,670
The accompanying notes are an integral part of the financial statements.	79

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)			Strategic Equity Allocation Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Food products (continued)			Food products (continued)
Dali Foods Group Company, Ltd. (B)	210,300	$128,044	Universal Robina Corp.	81,830	$215,581
Danone SA	67,333	4,578,707	Vital Farms, Inc. (A)	1,573	42,660
Darling Ingredients, Inc. (A)	60,744	3,829,302	Want Want China Holdings, Ltd.	520,912	376,154
Flowers Foods, Inc.	45,192	982,926	WH Group, Ltd. (B)	1,045,270	937,513
Fresh Del Monte Produce, Inc.	4,647	119,614	Wilmar International, Ltd.	208,000	818,918
Freshpet, Inc. (A)	5,661	882,437	Yakult Honsha Company, Ltd.	17,600	872,829
General Mills, Inc.	72,641	3,995,981	Yamazaki Baking Company, Ltd.	16,300	274,864
Genting Plantations BHD	29,600	69,390	Yihai International Holding, Ltd. (A)	48,500	664,128
Gruma SAB de CV, Class B	22,088	240,718			107,564,488
Grupo Bimbo SAB de CV, Series A	157,500	294,809	Household products – 0.9%
Hormel Foods Corp.	33,363	1,547,042
			Central Garden & Pet Company (A)	2,464	112,358
Hostess Brands, Inc. (A)	18,456	265,582
			Central Garden & Pet Company,
Indofood CBP Sukses Makmur Tbk PT	227,000	136,585
			Class A (A)	4,577	189,991
Indofood Sukses Makmur Tbk PT	437,217	185,527
			Church & Dwight Company, Inc.	29,738	2,341,868
Ingredion, Inc.	15,384	1,387,637
			Colgate-Palmolive Company	102,597	7,715,294
IOI Corp. BHD	296,900	313,843
			Energizer Holdings, Inc.	13,375	559,075
J&J Snack Foods Corp.	2,205	350,066
			Essity AB, B Shares	67,112	2,016,515
JBS SA	106,181	489,203
			Henkel AG & Company KGaA	5,252	465,168
JDE Peet's NV (A)	7,520	304,459
			Kimberly-Clark Corp.	40,711	5,224,443
John B. Sanfilippo & Son, Inc.	1,265	109,372
			Kimberly-Clark de Mexico SAB de CV,
Kellogg Company	30,224	1,744,227
			Class A	151,335	242,472
Kerry Group PLC, Class A	16,611	1,998,664
			Lion Corp.	30,700	589,263
Kerry Group PLC, Class A (London
			Oil-Dri Corp. of America	1,127	37,845
Stock Exchange)	2,564	310,956
			Pigeon Corp.	15,800	572,160
Kikkoman Corp.	20,100	1,333,357
			Reckitt Benckiser Group PLC	78,685	6,600,175
Kuala Lumpur Kepong BHD	52,100	302,499
			The Clorox Company	15,087	2,731,501
Lamb Weston Holdings, Inc.	17,389	1,387,121
			The Procter & Gamble Company	296,791	36,662,592
Lancaster Colony Corp.	7,257	1,267,580
			Unicharm Corp.	55,688	2,206,257
Landec Corp. (A)	4,248	47,365
			Unilever Indonesia Tbk PT	731,425	359,012
Limoneira Company	3,143	48,182
			Vinda International Holdings, Ltd. (C)	38,000	113,345
McCormick & Company, Inc.	29,553	2,490,727
			WD-40 Company	1,987	619,447
MEIJI Holdings Company, Ltd.	15,700	998,782
					69,358,781
Mondelez International, Inc., Class A	169,947	9,034,383
			Personal products – 0.6%
Mowi ASA	47,261	1,139,951
Nestle Malaysia BHD	7,600	258,632	Amorepacific Corp.	3,164	660,071
Nestle SA	225,858	23,572,488	AMOREPACIFIC Group	2,950	169,724
NH Foods, Ltd.	11,400	482,312	Beiersdorf AG	5,124	506,288
Nisshin Seifun Group, Inc.	27,200	438,572	BellRing Brands, Inc., Class A (A)	5,895	133,934
Nissin Foods Holdings Company, Ltd.	8,717	658,719	Coty, Inc., Class A (A)	65,078	499,148
Orion Corp.	2,306	263,618	Edgewell Personal Care Company	20,435	625,107
Orkla ASA	80,869	744,854	elf Beauty, Inc. (A)	6,658	170,778
Ottogi Corp.	151	75,107	Hengan International Group
Pilgrim's Pride Corp. (A)	11,186	250,455	Company, Ltd.	68,600	474,217
Post Holdings, Inc. (A)	14,070	1,351,564	Inter Parfums, Inc.	2,632	192,583
PPB Group BHD	77,420	359,997	Kao Corp.	66,500	4,474,053
QL Resources BHD	127,300	193,424	Kobayashi Pharmaceutical
Sanderson Farms, Inc.	7,489	1,142,073	Company, Ltd.	6,700	634,320
Saputo, Inc.	28,413	800,190	Kose Corp.	4,600	739,405
Seneca Foods Corp., Class A (A)	994	54,133	LG Household & Health Care, Ltd.	920	1,238,604
Sime Darby Plantation BHD	244,600	295,530	L'Oreal SA	27,465	10,023,343
Standard Foods Corp.	42,402	83,629	Medifast, Inc.	1,648	416,928
Thai Union Group PCL, NVDR	317,600	146,205	Natura & Company Holding SA (A)	88,280	727,292
The Hain Celestial Group, Inc. (A)	18,951	799,353	Nu Skin Enterprises, Inc., Class A	11,719	599,778
The Hershey Company	17,531	2,553,390	Pola Orbis Holdings, Inc.	12,500	286,447
The J.M. Smucker Company	13,557	1,518,384	Shiseido Company, Ltd.	55,200	4,126,312
The Kraft Heinz Company	77,001	2,801,296	The Estee Lauder Companies, Inc.,
The Simply Good Foods Company (A)	12,509	364,888	Class A	27,115	7,751,094
Tiger Brands, Ltd.	16,161	215,225	Unilever PLC (London Stock Exchange)	291,206	15,179,800
Tingyi Cayman Islands Holding Corp.	203,100	407,364	USANA Health Sciences, Inc. (A)	1,678	162,867
Tootsie Roll Industries, Inc.	6,496	200,142	Veru, Inc. (A)	7,798	107,768
Toyo Suisan Kaisha, Ltd.	12,100	515,111			49,899,861
TreeHouse Foods, Inc. (A)	12,977	649,110	Tobacco – 0.5%
Tyson Foods, Inc., Class A	34,951	2,365,134
			Altria Group, Inc.	220,836	9,628,450
Uni-President China Holdings, Ltd.	133,900	160,840
			British American Tobacco PLC	254,178	8,826,370
Uni-President Enterprises Corp.	524,805	1,263,861
			Gudang Garam Tbk PT (A)	48,982	125,463

The accompanying notes are an integral part of the financial statements.	80

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)			Strategic Equity Allocation Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Tobacco (continued)			Oil, gas and consumable fuels (continued)
Imperial Brands PLC	105,000	$1,956,427	Chevron Corp.	256,957	$25,695,700
Japan Tobacco, Inc.	165,500	2,996,626	China Petroleum & Chemical Corp.,
KT&G Corp.	11,573	805,542	H Shares	2,540,139	1,414,755
Philip Morris International, Inc.	185,056	15,548,405	China Shenhua Energy Company, Ltd.,
RLX Technology, Inc., ADR (A)	12,100	211,871	H Shares	355,400	676,102
Smoore International			Cimarex Energy Company	23,415	1,357,836
Holdings, Ltd. (A)(B)	48,000	389,134	Clean Energy Fuels Corp. (A)	19,004	247,812
Swedish Match AB	17,734	1,272,835	CNX Resources Corp. (A)	84,090	1,060,375
Turning Point Brands, Inc.	1,697	83,492	ConocoPhillips	180,809	9,403,876
Universal Corp.	3,592	182,545	CONSOL Energy, Inc. (A)	4,941	53,412
Vector Group, Ltd.	20,669	282,132	Contango Oil & Gas Company (A)	17,461	85,035
		42,309,292	Cosan SA	15,794	229,405
			CVR Energy, Inc.	4,306	95,076
		443,291,590
			Delek US Holdings, Inc.	9,237	226,861
Energy – 3.1%
			Devon Energy Corp.	78,968	1,700,971
Energy equipment and services – 0.2%
			DHT Holdings, Inc.	15,284	85,285
Archrock, Inc.	18,836	194,199	Diamond S Shipping, Inc. (A)	4,998	40,484
Aspen Aerogels, Inc. (A)	3,040	67,640	Diamondback Energy, Inc.	21,087	1,460,907
Baker Hughes Company	91,544	2,240,997	Dorian LPG, Ltd. (A)	5,461	67,989
Bristow Group, Inc. (A)	1,040	27,685	Earthstone Energy, Inc., Class A (A)	4,835	34,232
Cactus, Inc., Class A	6,958	221,751	Ecopetrol SA	1,494,252	921,872
ChampionX Corp. (A)	69,921	1,487,220	Empresas COPEC SA	33,739	380,670
Dialog Group BHD	462,312	368,402	Enbridge, Inc.	227,550	7,685,132
DMC Global, Inc.	2,129	134,106	ENEOS Holdings, Inc.	418,150	1,849,054
Dril-Quip, Inc. (A)	5,054	171,634	Energy Fuels, Inc. (A)(C)	19,087	99,062
Frank's International NV (A)	24,678	111,791	Eni SpA	278,229	3,180,997
Halliburton Company	117,998	2,575,896	EOG Resources, Inc.	77,870	5,027,287
Helix Energy Solutions Group, Inc. (A)	20,770	101,773	EQT Corp. (A)	63,290	1,125,929
Liberty Oilfield Services, Inc., Class A	10,751	125,679	Equinor ASA	104,894	1,989,250
Nabors Industries, Ltd. (C)	1,107	122,888	Equitrans Midstream Corp.	93,356	674,964
National Energy Services Reunited			Exxaro Resources, Ltd.	25,597	289,719
Corp. (A)	2,980	39,485	Exxon Mobil Corp.	564,390	30,685,884
Newpark Resources, Inc. (A)	15,413	53,329	Falcon Minerals Corp.	7,812	30,857
NexTier Oilfield Solutions, Inc. (A)	23,856	110,930	Formosa Petrochemical Corp.	122,900	440,885
NOV, Inc.	51,826	782,573	Frontline, Ltd. (C)	16,665	112,822
Oceaneering International, Inc. (A)	14,609	172,386	Galp Energia SGPS SA	60,952	681,348
Oil States International, Inc. (A)	8,994	65,926	Golar LNG, Ltd. (A)	13,543	152,900
Patterson-UTI Energy, Inc.	27,140	200,836	Green Plains, Inc. (A)	4,983	126,170
ProPetro Holding Corp. (A)	11,529	132,238	GS Holdings Corp.	5,095	176,736
RPC, Inc. (A)	9,258	58,788	Hess Corp.	36,480	2,390,534
Schlumberger NV	185,810	5,185,957	HollyFrontier Corp.	19,896	753,660
Select Energy Services, Inc., Class A (A)	10,258	64,831	Idemitsu Kosan Company, Ltd.	25,928	681,991
Solaris Oilfield Infrastructure, Inc.,			Imperial Oil, Ltd. (C)	29,942	656,202
Class A	4,366	51,562	Inpex Corp.	141,400	1,051,392
Technip Energies NV, ADR (A)	12,735	161,358	Inter Pipeline, Ltd.	49,484	696,416
Tenaris SA	51,875	541,715	International Seaways, Inc.	3,576	62,008
Tidewater, Inc. (A)	6,013	74,922	Keyera Corp. (C)	25,790	499,952
Transocean, Ltd. (A)(C)	85,725	297,466	Kinder Morgan, Inc.	259,867	3,820,045
U.S. Silica Holdings, Inc.	10,888	144,919	Koninklijke Vopak NV	6,905	329,473
		16,090,882	Kosmos Energy, Ltd.	60,188	185,379
Oil, gas and consumable fuels – 2.9%			Lundin Energy AB	20,139	653,546
			Magnolia Oil & Gas Corp., Class A (A)	18,656	224,991
Adaro Energy Tbk PT	1,431,545	118,240
			Marathon Oil Corp.	105,366	1,169,563
Ampol, Ltd.	28,241	536,815
			Marathon Petroleum Corp.	86,849	4,743,692
Antero Midstream Corp.	65,675	579,254
			Matador Resources Company (A)	16,292	340,340
Antero Resources Corp. (A)	35,577	320,193
			MOL Hungarian Oil & Gas PLC (A)	54,422	390,984
APA Corp.	50,386	994,116
			Murphy Oil Corp.	33,157	541,454
Arch Resources, Inc.	2,163	103,651
			Neste OYJ	45,985	3,037,314
Berry Corp.	10,607	52,611
			Nordic American Tankers, Ltd. (C)	23,079	68,545
Bonanza Creek Energy, Inc. (A)	2,729	87,137
			Occidental Petroleum Corp.	111,868	2,976,807
BP PLC	2,241,059	9,178,310
			Oil Search, Ltd.	223,430	725,274
Brigham Minerals, Inc., Class A	6,593	94,346
			OMV AG	25,823	1,244,130
Cabot Oil & Gas Corp.	53,202	984,769
			ONEOK, Inc.	59,319	2,627,239
Cameco Corp.	44,624	700,252
			Origin Energy, Ltd.	198,728	687,853
Canadian Natural Resources, Ltd.	132,523	3,614,548
			Ovintiv, Inc.	38,430	886,580
Cenovus Energy, Inc.	147,698	1,093,286

The accompanying notes are an integral part of the financial statements.	81

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)			Strategic Equity Allocation Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)			Banks (continued)
Par Pacific Holdings, Inc. (A)	6,305	$111,409	Ameris Bancorp	9,745	$464,252
Parkland Corp.	17,059	542,092	Ames National Corp.	2,067	47,252
PBF Energy, Inc., Class A (A)	14,337	203,585	AMMB Holdings BHD	199,000	155,025
PDC Energy, Inc. (A)	14,758	515,792	Arrow Financial Corp.	1,715	54,640
Peabody Energy Corp. (A)	10,276	44,187	Associated Banc-Corp.	35,271	710,711
Pembina Pipeline Corp.	62,305	1,584,308	Atlantic Capital Bancshares, Inc. (A)	3,131	63,716
Penn Virginia Corp. (A)	2,228	32,618	Atlantic Union Bankshares Corp.	11,392	418,428
PetroChina Company, Ltd., H Shares	2,199,239	787,197	Australia & New Zealand Banking
Petroleo Brasileiro SA	369,609	1,460,840	Group, Ltd.	321,797	6,462,227
Petronas Dagangan BHD	33,900	167,293	Banc of California, Inc.	6,514	120,900
Phillips 66	58,304	4,842,147	BancFirst Corp.	2,731	174,456
Pioneer Natural Resources Company	26,991	4,010,053	Banco Bilbao Vizcaya Argentaria SA	755,338	4,200,342
Polski Koncern Naftowy ORLEN SA	35,058	549,946	Banco Bradesco SA	129,076	474,229
Polskie Gornictwo Naftowe i			Banco de Chile	3,896,924	426,362
Gazownictwo SA	204,369	304,174	Banco de Credito e Inversiones SA	4,530	196,282
PTT Exploration & Production			Banco do Brasil SA	85,894	429,914
PCL, NVDR	142,500	531,820	Banco Espirito Santo SA (A)	322,715	516
PTT PCL, NVDR	1,174,600	1,532,467	Banco Santander Brasil SA	41,526	277,052
Range Resources Corp. (A)	31,498	303,641	Banco Santander Chile	5,417,184	309,003
Renewable Energy Group, Inc. (A)	5,572	433,334	Banco Santander SA	1,964,058	6,829,215
Repsol SA	171,422	2,157,826	Bancolombia SA	75,594	650,850
REX American Resources Corp. (A)	828	77,890	BancorpSouth Bank	36,531	1,098,122
Royal Dutch Shell PLC, A Shares	453,475	9,275,595	Bangkok Bank PCL, NVDR	58,300	232,015
Royal Dutch Shell PLC, B Shares	411,404	8,064,888	Bank Central Asia Tbk PT	966,930	2,274,940
Santos, Ltd.	201,358	1,115,573	Bank First Corp. (C)	943	65,916
Scorpio Tankers, Inc. (C)	7,497	110,656	Bank Hapoalim BM (A)	96,272	678,277
SFL Corp., Ltd.	14,270	107,596	Bank Leumi Le-Israel BM	124,057	752,427
SK Innovation Company, Ltd. (A)	5,440	1,258,435	Bank Mandiri Persero Tbk PT (A)	1,828,956	783,165
SM Energy Company	16,832	233,292	Bank Negara Indonesia Persero Tbk PT	750,053	312,109
S-Oil Corp. (A)	4,341	328,221	Bank of America Corp.	900,754	31,265,171
Southwestern Energy Company (A)	94,851	384,147	Bank of China, Ltd., H Shares	8,272,122	2,900,622
Suncor Energy, Inc.	171,845	3,412,324	Bank of Commerce Holdings	3,941	42,839
TC Energy Corp.	105,954	4,437,646	Bank of Communications
Tellurian, Inc. (A)	24,210	74,809	Company, Ltd., H Shares	889,976	502,370
Thai Oil PCL, NVDR	111,100	213,022	Bank of Hawaii Corp.	9,200	805,000
The Williams Companies, Inc.	161,988	3,699,806	Bank of Marin Bancorp	2,111	78,107
TOTAL SE	275,045	12,825,381	Bank of Montreal	72,803	5,948,496
Turkiye Petrol Rafinerileri AS (A)	6,453	87,739	Bank of the Philippine Islands	170,927	313,752
Ultrapar Participacoes SA	71,702	247,187	Bank OZK	27,761	1,144,308
United Tractors Tbk PT	164,937	260,575	Bank Polska Kasa Opieki SA (A)	21,802	393,031
Uranium Energy Corp. (A)	28,253	59,896	Bank Rakyat Indonesia Persero Tbk
Valero Energy Corp.	54,432	4,190,175	PT (A)	5,443,010	1,792,953
W&T Offshore, Inc. (A)(C)	16,879	55,532	BankFinancial Corp.	3,632	34,322
Washington H. Soul Pattinson &			BankUnited, Inc.	13,326	535,572
Company, Ltd.	12,201	280,785	Bankwell Financial Group, Inc.	1,827	45,310
Woodside Petroleum, Ltd.	107,899	2,034,794	Banner Corp.	5,090	263,560
World Fuel Services Corp.	23,762	738,523	Banque Cantonale Vaudoise	2,248	235,597
Yanzhou Coal Mining Company, Ltd.,			Bar Harbor Bankshares	1,965	55,000
H Shares	148,010	137,216	Barclays PLC	1,910,851	4,264,503
		223,296,975	BayCom Corp. (A)	2,341	40,008
			BCB Bancorp, Inc.	2,712	35,880
		239,387,857
			BDO Unibank, Inc.	181,590	394,340
Financials – 13.7%
			Berkshire Hills Bancorp, Inc.	6,872	138,540
Banks – 6.3%
			BNK Financial Group, Inc.	3,133	16,413
1st Source Corp.	2,305	102,273	BNP Paribas SA (A)	123,149	7,320,892
ABN AMRO Bank NV (B)	42,909	493,389	BOC Hong Kong Holdings, Ltd.	404,500	1,343,953
Absa Group, Ltd.	73,418	587,542	Boston Private Financial Holdings, Inc.	12,073	166,124
ACNB Corp.	1,345	37,135	Brookline Bancorp, Inc.	11,491	163,517
Agricultural Bank of China, Ltd.,			Bryn Mawr Bank Corp.	2,973	112,469
H Shares	2,894,400	1,052,675	Business First Bancshares, Inc.	3,100	68,107
Akbank T.A.S. (A)	176,783	145,394	Byline Bancorp, Inc.	4,006	79,800
Allegiance Bancshares, Inc.	2,803	105,533	C&F Financial Corp.	937	40,760
Altabancorp	2,540	87,427	Cadence BanCorp	18,062	370,632
Amalgamated Bank, Class A	2,202	38,667	CaixaBank SA	403,359	1,168,222
Amerant Bancorp, Inc. (A)	2,871	47,285	Cambridge Bancorp	960	73,171
American National Bankshares, Inc.	1,840	57,040
The accompanying notes are an integral part of the financial statements.	82

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)			Strategic Equity Allocation Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Banks (continued)			Banks (continued)
Camden National Corp.	2,209	$89,531	Enterprise Financial Services Corp.	3,441	$147,963
Canadian Imperial Bank of Commerce	50,785	4,682,229	Equity Bancshares, Inc., Class A (A)	2,650	68,900
Capital Bancorp, Inc. (A)	2,422	38,631	Erste Group Bank AG	49,548	1,627,015
Capital City Bank Group, Inc.	1,859	45,899	Esquire Financial Holdings, Inc. (A)	1,740	38,837
Capitec Bank Holdings, Ltd. (A)	6,961	616,146	Evans Bancorp, Inc.	1,195	38,718
Capstar Financial Holdings, Inc.	3,088	50,056	Farmers National Banc Corp.	4,170	57,713
Carter Bankshares, Inc. (A)	3,925	46,433	FB Financial Corp.	4,600	195,086
Cathay General Bancorp	28,167	1,060,206	Fidelity D&D Bancorp, Inc.	567	28,747
CBTX, Inc.	2,860	83,426	Fifth Third Bancorp	84,296	2,924,228
Central Pacific Financial Corp.	4,089	92,534	Financial Institutions, Inc.	2,484	68,012
Central Valley Community Bancorp	2,463	43,521	FinecoBank Banca Fineco SpA (A)	66,536	1,166,985
Century Bancorp, Inc., Class A	666	60,373	First Bancorp (North Carolina)	4,134	166,476
Chang Hwa Commercial Bank, Ltd.	561,175	343,800	First Bancorp (Puerto Rico)	31,274	328,064
Chemung Financial Corp.	914	32,182	First Busey Corp.	7,399	169,363
China Bohai Bank Company, Ltd., H			First Choice Bancorp	2,336	46,229
Shares (A)(B)	258,000	142,153	First Commonwealth Financial Corp.	13,765	184,589
China CITIC Bank Corp., Ltd., H Shares	912,400	430,372	First Community Bankshares, Inc.	2,719	69,770
China Construction Bank Corp.,			First Community Corp.	1,668	29,724
H Shares	10,025,296	8,047,752	First Financial Bancorp	14,240	319,403
China Everbright Bank Company, Ltd.,			First Financial Bankshares, Inc.	51,313	2,291,639
H Shares	319,595	138,311	First Financial Corp.	1,971	83,531
China Merchants Bank Company, Ltd.,			First Financial Holding Company, Ltd.	1,094,252	818,474
H Shares	405,674	3,111,013	First Foundation, Inc.	5,741	131,182
China Minsheng Banking Corp., Ltd.,			First Horizon Corp.	127,404	2,063,945
H Shares	586,200	349,819	First Internet Bancorp	1,718	56,265
ChoiceOne Financial Services, Inc.	1,217	30,887	First Interstate BancSystem, Inc.,
Chongqing Rural Commercial Bank			Class A	5,841	265,298
Company, Ltd., H Shares	246,800	108,781	First Merchants Corp.	7,887	331,648
CIMB Group Holdings BHD	770,100	822,336	First Mid Bancshares, Inc.	2,216	80,640
CIT Group, Inc.	37,047	1,680,081	First Midwest Bancorp, Inc.	16,699	330,306
Citigroup, Inc.	246,342	16,229,011	First Northwest Bancorp	2,072	33,732
Citizens & Northern Corp.	2,347	49,099	First Republic Bank	20,581	3,390,720
Citizens Financial Group, Inc.	50,532	2,195,110	Flushing Financial Corp.	4,642	96,322
City Holding Company	2,160	162,454	FNB Corp.	74,091	876,497
Civista Bancshares, Inc.	2,614	50,267	Franklin Financial Services Corp.	1,154	31,689
CNB Financial Corp.	2,386	55,379	Fukuoka Financial Group, Inc.	23,800	429,974
Coastal Financial Corp. (A)	1,901	53,228	Fulton Financial Corp.	60,254	930,924
Columbia Banking System, Inc.	10,463	463,406	German American Bancorp, Inc.	2,895	114,063
Comerica, Inc.	16,457	1,120,722	Glacier Bancorp, Inc.	35,777	1,939,113
Commerce Bancshares, Inc.	24,207	1,792,044	Great Southern Bancorp, Inc.	1,581	83,461
Commerzbank AG (A)	49,240	322,603	Great Western Bancorp, Inc.	8,215	220,408
Commonwealth Bank of Australia	201,523	12,649,346	Grupo Financiero Banorte SAB de CV,
Community Bank System, Inc.	7,656	545,031	Series O (A)	260,250	1,306,910
Community Bankers Trust Corp.	5,188	40,259	Grupo Financiero Inbursa SAB de CV,
Community Trust Bancorp, Inc.	2,380	97,247	Series O (A)	229,200	205,963
Concordia Financial Group, Ltd.	143,800	556,977	Guaranty Bancshares, Inc.	1,684	51,362
ConnectOne Bancorp, Inc.	5,519	128,206	Hana Financial Group, Inc.	29,871	981,160
County Bancorp, Inc.	1,272	28,760	Hancock Whitney Corp.	32,406	1,223,327
Credicorp, Ltd.	9,400	1,504,094	Hang Seng Bank, Ltd.	82,695	1,597,108
Credit Agricole SA	127,207	1,782,358	Hanmi Financial Corp.	4,684	80,190
CrossFirst Bankshares, Inc. (A)	7,224	96,440	HarborOne Bancorp, Inc.	8,588	102,627
CTBC Financial Holding Company, Ltd.	1,915,090	1,374,915	HBT Financial, Inc.	1,982	31,989
Cullen/Frost Bankers, Inc.	12,847	1,341,227	Heartland Financial USA, Inc.	5,073	237,112
Customers Bancorp, Inc. (A)	4,058	108,673	Heritage Commerce Corp.	9,101	86,551
CVB Financial Corp.	18,664	399,596	Heritage Financial Corp.	5,216	135,042
Danske Bank A/S (A)	73,783	1,356,347	Hilltop Holdings, Inc.	10,369	342,592
DBS Group Holdings, Ltd.	192,372	3,811,773	Home BancShares, Inc.	57,143	1,396,575
Dime Community Bancshares, Inc.	5,295	155,726	HomeTrust Bancshares, Inc.	2,953	68,332
DNB ASA	102,911	1,999,292	Hong Leong Bank BHD	80,000	355,262
E.Sun Financial Holding Company, Ltd.	1,228,083	1,113,854	Hong Leong Financial Group BHD	28,500	119,055
Eagle Bancorp Montana, Inc.	1,612	35,093	Hope Bancorp, Inc.	17,224	226,668
Eagle Bancorp, Inc.	4,677	228,659	Horizon Bancorp, Inc.	6,245	111,536
East West Bancorp, Inc.	32,510	2,345,922	Howard Bancorp, Inc. (A)	2,346	32,258
Eastern Bankshares, Inc. (A)	24,244	426,937	HSBC Holdings PLC	2,256,437	13,516,899
Enterprise Bancorp, Inc.	1,175	34,075
The accompanying notes are an integral part of the financial statements.	83

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)			Strategic Equity Allocation Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Banks (continued)			Banks (continued)
Hua Nan Financial Holdings			Oversea-Chinese Banking Corp., Ltd.	360,078	$2,945,750
Company, Ltd.	871,493	$567,639	Pacific Premier Bancorp, Inc.	11,800	475,540
Huntington Bancshares, Inc.	120,369	1,846,460	PacWest Bancorp	26,819	971,921
Independent Bank Corp. (Massachusetts)	4,766	407,541	Park National Corp.	2,030	251,720
Independent Bank Corp. (Michigan)	3,604	74,495	Parke Bancorp, Inc.	2,580	46,827
Independent Bank Group, Inc.	5,414	377,302	PCB Bancorp	2,339	32,582
Industrial & Commercial Bank of			Peapack-Gladstone Financial Corp.	2,883	79,311
China, Ltd., H Shares	6,319,623	4,134,425	Peoples Bancorp, Inc.	2,672	83,206
Industrial Bank of Korea	28,572	211,400	Peoples Financial Services Corp.	885	37,064
ING Groep NV	397,671	4,355,575	People's United Financial, Inc.	50,271	901,862
International Bancshares Corp.	20,503	893,521	Pinnacle Financial Partners, Inc.	17,418	1,413,819
Intesa Sanpaolo SpA (A)	1,819,112	4,676,996	Postal Savings Bank of China
Investar Holding Corp.	2,276	43,699	Company, Ltd., H Shares (B)	1,042,300	775,476
Investors Bancorp, Inc.	33,295	444,155	Powszechna Kasa Oszczednosci Bank
Israel Discount Bank, Ltd., Class A	103,369	381,176	Polski SA (A)	102,919	825,918
Japan Post Bank Company, Ltd. (C)	53,300	509,413	Preferred Bank	2,017	116,885
JPMorgan Chase & Co.	360,671	53,079,951	Premier Financial Bancorp, Inc.	2,955	45,921
Kasikornbank PCL, NVDR (C)	181,400	835,455	Prosperity Bancshares, Inc.	21,256	1,561,678
KB Financial Group, Inc.	39,158	1,515,637	Public Bank BHD	1,740,710	1,786,486
KBC Group NV (A)	29,391	2,109,336	QCR Holdings, Inc.	2,412	99,857
KeyCorp	115,539	2,326,955	Raiffeisen Bank International AG (A)	25,488	515,254
Komercni banka AS (A)	8,595	268,276	RBB Bancorp	2,792	52,490
Krung Thai Bank PCL, NVDR	386,800	151,353	Red River Bancshares, Inc.	681	35,344
Lakeland Bancorp, Inc.	7,312	114,652	Regions Financial Corp.	113,642	2,344,434
Lakeland Financial Corp.	3,509	241,946	Reliant Bancorp, Inc.	2,430	53,727
Landmark Bancorp, Inc.	1,261	30,869	Renasant Corp.	7,914	310,862
LCNB Corp.	2,118	35,942	Republic Bancorp, Inc., Class A	1,491	62,682
Live Oak Bancshares, Inc.	4,133	227,770	Republic First Bancorp, Inc. (A)	9,692	34,407
Lloyds Banking Group PLC (A)	7,855,335	4,280,154	Resona Holdings, Inc.	288,300	1,164,943
M&T Bank Corp.	15,180	2,291,269	RHB Bank BHD	186,541	249,388
Macatawa Bank Corp.	6,096	53,828	Royal Bank of Canada	160,618	13,676,384
Mackinac Financial Corp.	2,470	31,863	S&T Bancorp, Inc.	5,617	162,219
Malayan Banking BHD	461,733	915,182	Sandy Spring Bancorp, Inc.	6,678	250,959
Mediobanca Banca di Credito			Santander Bank Polska SA (A)	4,155	233,190
Finanziario SpA (A)	68,437	710,645	SB Financial Group, Inc.	1,778	30,742
Mega Financial Holding Company, Ltd.	1,175,275	1,231,973	Seacoast Banking Corp. of Florida (A)	7,549	271,387
Mercantile Bank Corp.	2,720	79,533	Select Bancorp, Inc. (A)	4,124	45,117
Metrocity Bankshares, Inc.	2,259	32,281	ServisFirst Bancshares, Inc.	7,049	349,348
Metropolitan Bank & Trust Company	171,074	178,399	Shinhan Financial Group Company, Ltd.	43,327	1,261,127
Metropolitan Bank Holding Corp. (A)	1,337	69,163	Shinsei Bank, Ltd.	22,000	314,749
Midland States Bancorp, Inc.	3,361	82,345	Shore Bancshares, Inc.	2,463	37,684
MidWestOne Financial Group, Inc.	2,353	64,566	Sierra Bancorp	2,261	53,925
Mitsubishi UFJ Financial Group, Inc.	1,685,000	8,862,586	Signature Bank	12,302	2,686,019
Mizrahi Tefahot Bank, Ltd.	12,401	295,053	Silvergate Capital Corp., Class A (A)	2,279	290,709
Mizuho Financial Group, Inc.	332,170	4,889,010	Simmons First National Corp., Class A	15,769	461,716
Moneta Money Bank AS (A)(B)	57,654	210,189	SinoPac Financial Holdings
MVB Financial Corp.	1,945	63,407	Company, Ltd.	1,095,772	458,190
National Australia Bank, Ltd.	374,351	7,107,887	Skandinaviska Enskilda Banken AB, A
National Bank Holdings Corp., Class A	4,219	163,486	Shares (A)	180,541	2,074,119
National Bank of Canada	38,329	2,414,311	SmartFinancial, Inc.	2,355	49,455
National Bankshares, Inc.	1,435	47,585	Societe Generale SA (A)	89,538	2,215,740
Natwest Group PLC (A)	540,199	1,395,383	South Plains Financial, Inc.	1,971	38,040
NBT Bancorp, Inc.	6,146	222,670	South State Corp.	10,235	807,132
Nedbank Group, Ltd.	38,872	335,403	Southern First Bancshares, Inc. (A)	1,527	67,188
Nicolet Bankshares, Inc. (A)	1,447	107,150	Southern National Bancorp of
Nordea Bank ABP	356,766	3,231,167	Virginia, Inc.	3,442	48,876
Northeast Bank	1,624	42,175	Southside Bancshares, Inc.	4,490	155,264
Northrim BanCorp, Inc.	1,338	51,500	Spirit of Texas Bancshares, Inc.	2,318	48,122
OceanFirst Financial Corp.	8,831	191,898	Standard Bank Group, Ltd.	130,774	1,146,852
OFG Bancorp	7,352	141,967	Standard Chartered PLC (A)	294,356	1,904,968
Old National Bancorp	23,542	426,816	Sterling Bancorp	44,634	974,360
Old Second Bancorp, Inc.	5,340	63,920	Stock Yards Bancorp, Inc.	2,946	145,149
Origin Bancorp, Inc.	3,273	112,133	Sumitomo Mitsui Financial Group, Inc.	179,779	6,347,168
Orrstown Financial Services, Inc.	2,231	43,460	Sumitomo Mitsui Trust Holdings, Inc.	46,238	1,526,661
OTP Bank NYRT (A)	30,132	1,366,727	Summit Financial Group, Inc.	1,405	33,846
The accompanying notes are an integral part of the financial statements.	84

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)			Strategic Equity Allocation Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Banks (continued)			Capital markets (continued)
SVB Financial Group (A)	6,129	$3,097,351	Artisan Partners Asset Management, Inc.,
Svenska Handelsbanken AB, A			Class A	8,072	$383,420
Shares (A)	170,135	1,793,704	Assetmark Financial Holdings, Inc. (A)	2,469	58,342
Swedbank AB, A Shares	99,171	1,736,902	ASX, Ltd.	22,179	1,154,949
Synovus Financial Corp.	33,943	1,436,128	B Riley Financial, Inc.	2,772	182,453
Taishin Financial Holding Company, Ltd.	1,045,075	485,422	B3 SA - Brasil Bolsa Balcao	205,676	1,992,828
Taiwan Business Bank	562,222	191,023	Banco BTG Pactual SA	24,300	440,714
Taiwan Cooperative Financial Holding			Bangkok Commercial Asset Management
Company, Ltd.	977,176	699,617	PCL, NVDR	185,000	130,855
TCF Financial Corp.	35,018	1,569,507	BGC Partners, Inc., Class A	45,988	206,026
Texas Capital Bancshares, Inc. (A)	18,989	1,446,962	BlackRock, Inc.	21,418	14,874,801
The Bancorp, Inc. (A)	7,601	154,072	Blucora, Inc. (A)	7,120	115,344
The Bank of East Asia, Ltd.	139,493	328,989	Brightsphere Investment Group, Inc.	9,005	162,991
The Bank of Kyoto, Ltd.	7,900	476,025	Brookfield Asset Management, Inc.,
The Bank of Nova Scotia	136,913	8,004,343	Class A (C)	144,683	5,843,711
The Bank of NT Butterfield & Son, Ltd.	7,277	265,538	Cboe Global Markets, Inc.	16,315	1,614,532
The Chiba Bank, Ltd.	74,700	478,410	China Cinda Asset Management
The First Bancorp, Inc.	1,589	40,615	Company, Ltd., H Shares	986,100	195,640
The First Bancshares, Inc.	3,152	101,085	China Everbright, Ltd.	110,984	143,278
The First of Long Island Corp.	3,583	66,572	China Galaxy Securities Company, Ltd.,
The PNC Financial Services Group, Inc.	50,133	8,440,392	H Shares	393,600	242,901
The Shanghai Commercial & Savings			China Huarong Asset Management
Bank, Ltd.	359,000	513,875	Company, Ltd., H Shares (B)	1,063,200	125,940
The Shizuoka Bank, Ltd.	57,000	418,344	China International Capital Corp., Ltd.,
The Siam Commercial Bank			H Shares (A)(B)	144,200	332,479
PCL, NVDR	87,500	293,579	CI Financial Corp.	26,492	370,963
The Toronto-Dominion Bank	202,435	12,270,812	CITIC Securities Company, Ltd.,
Tompkins Financial Corp.	2,073	160,305	H Shares	229,600	494,384
Towne Bank	9,780	282,055	CME Group, Inc.	54,209	10,825,537
TriCo Bancshares	3,796	163,494	Cohen & Steers, Inc.	3,626	233,442
TriState Capital Holdings, Inc. (A)	4,238	97,262	Cowen, Inc., Class A	3,737	126,497
Triumph Bancorp, Inc. (A)	3,317	254,414	Credit Suisse Group AG	194,932	2,819,995
Truist Financial Corp.	159,515	9,085,974	Daiwa Securities Group, Inc.	201,518	986,194
Trustmark Corp.	23,684	714,309	Deutsche Bank AG (A)	102,031	1,255,573
Turkiye Garanti Bankasi AS (A)	134,400	162,114	Deutsche Boerse AG	9,898	1,621,766
Turkiye Is Bankasi AS, Class C (A)	107,417	82,988	Diamond Hill Investment Group, Inc.	494	70,074
U.S. Bancorp	162,204	8,110,200	Donnelley Financial Solutions, Inc. (A)	4,573	118,852
UMB Financial Corp.	16,223	1,368,735	Ellington Financial, Inc.	5,883	92,481
Umpqua Holdings Corp.	50,574	863,298	EQT AB	26,563	736,346
UniCredit SpA (A)	231,523	2,382,517	Evercore, Inc., Class A	9,331	1,117,574
United Bankshares, Inc.	47,866	1,768,649	FactSet Research Systems, Inc.	8,725	2,651,615
United Community Banks, Inc.	11,349	375,198	Federated Hermes, Inc.	35,679	953,343
United Overseas Bank, Ltd.	127,157	2,335,113	Focus Financial Partners, Inc.,
Unity Bancorp, Inc.	1,979	39,283	Class A (A)	4,662	219,161
Univest Financial Corp.	4,334	109,000	Franklin Resources, Inc.	41,145	1,076,765
Valley National Bancorp	150,954	1,849,187	GF Securities Company, Ltd., H Shares	138,400	196,136
Veritex Holdings, Inc.	7,044	204,840	Greenhill & Company, Inc.	2,644	39,898
Washington Trust Bancorp, Inc.	2,498	118,780	Guotai Junan Securities Company, Ltd.,
Webster Financial Corp.	20,714	1,145,691	H Shares (B)	12,900	17,916
Wells Fargo & Company	489,203	17,694,473	Haitong Securities Company, Ltd.,
WesBanco, Inc.	9,532	307,693	H Shares	293,100	267,731
West Bancorporation, Inc.	3,073	70,157	Hamilton Lane, Inc., Class A	4,741	423,845
Westamerica BanCorp	3,818	229,500	Hargreaves Lansdown PLC	37,030	782,876
Westpac Banking Corp.	409,853	7,513,513	Hong Kong Exchanges & Clearing, Ltd.	131,077	8,058,987
Wintrust Financial Corp.	13,236	974,964	Houlihan Lokey, Inc.	7,572	481,276
Woori Financial Group, Inc.	53,507	455,669	Huatai Securities Company, Ltd., H
Yapi ve Kredi Bankasi AS (A)	164,343	58,725	Shares (B)	164,100	243,911
Zions Bancorp NA	19,406	1,031,817	IGM Financial, Inc.	11,563	315,470
		496,284,783	Interactive Brokers Group, Inc., Class A	18,551	1,342,907
Capital markets – 2.7%			Intercontinental Exchange, Inc.	84,757	9,349,545
			Invesco, Ltd.	56,876	1,275,160
3i Group PLC	108,602	1,685,936
			Janus Henderson Group PLC	34,160	998,497
Affiliated Managers Group, Inc.	10,417	1,458,067
			Japan Exchange Group, Inc.	70,798	1,528,997
Ameriprise Financial, Inc.	17,815	3,941,391
			Julius Baer Group, Ltd.	17,962	1,105,621
Amundi SA (A)(B)	6,838	519,622

The accompanying notes are an integral part of the financial statements.	85

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Korea Investment Holdings
Company, Ltd. (A)	4,323	$335,243
London Stock Exchange Group PLC	35,085	4,714,676
Macquarie Group, Ltd.	39,310	4,303,000
Magellan Financial Group, Ltd.	15,108	504,799
MarketAxess Holdings, Inc.	5,733	3,187,204
Meritz Securities Company, Ltd.	32,145	107,351
Mirae Asset Daewoo Company, Ltd.	32,107	266,222
Moelis & Company, Class A	7,749	400,158
Moody's Corp.	24,388	6,704,017
Morgan Stanley	215,825	16,590,468
MSCI, Inc.	12,517	5,188,547
Nasdaq, Inc.	17,339	2,397,810
Natixis SA	104,801	509,488
NH Investment & Securities
Company, Ltd. (A)	13,947	134,382
Noah Holdings, Ltd., ADR (A)	3,700	165,390
Nomura Holdings, Inc.	437,400	2,554,928
Northern Trust Corp.	31,427	2,989,651
Oppenheimer Holdings, Inc., Class A	1,593	60,375
Partners Group Holding AG	1,477	1,768,366
Piper Sandler Companies	2,557	271,860
PJT Partners, Inc., Class A	3,419	238,373
Pzena Investment Management, Inc.,
Class A	3,725	34,345
Raymond James Financial, Inc.	18,402	2,148,249
Reinet Investments SCA	15,161	283,944
S&P Global, Inc.	36,331	11,965,978
Safeguard Scientifics, Inc. (A)	5,051	38,640
Samsung Securities Company, Ltd.	7,057	229,012
SBI Holdings, Inc.	32,964	922,298
Schroders PLC	14,429	706,176
Sculptor Capital Management, Inc.	3,042	62,787
SEI Investments Company	27,556	1,543,136
Singapore Exchange, Ltd.	86,400	643,268
St. James's Place PLC	60,654	1,000,428
Standard Life Aberdeen PLC	253,968	1,109,221
State Street Corp.	53,274	3,876,749
StepStone Group, Inc., Class A (A)	2,825	101,728
Stifel Financial Corp.	38,288	2,338,631
StoneX Group, Inc. (A)	2,422	139,725
T. Rowe Price Group, Inc.	34,193	5,544,053
The Bank of New York Mellon Corp.	123,106	5,190,149
The Charles Schwab Corp.	225,252	13,902,553
The Goldman Sachs Group, Inc.	51,956	16,598,903
TMX Group, Ltd.	6,803	649,455
UBS Group AG	289,679	4,506,926
Virtus Investment Partners, Inc.	1,072	268,965
Waddell & Reed Financial, Inc., Class A	8,943	224,380
WisdomTree Investments, Inc.	21,023	111,422
		215,538,984
Consumer finance – 0.5%
Acom Company, Ltd.	53,800	241,084
American Express Company	98,487	13,321,352
Capital One Financial Corp.	69,069	8,301,403
Curo Group Holdings Corp.	2,806	40,603
Discover Financial Services	46,282	4,353,748
Encore Capital Group, Inc. (A)	4,573	152,830
Enova International, Inc. (A)	5,087	156,171
EZCORP, Inc., Class A (A)	8,617	41,362
FirstCash, Inc.	15,540	983,993
Green Dot Corp., Class A (A)	7,530	355,868
Krungthai Card PCL, NVDR (C)	79,200	164,556
LendingClub Corp. (A)	10,333	111,286
LendingTree, Inc. (A)	2,501	672,444

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Lufax Holding, Ltd., ADR (A)	17,900	$268,858
Muangthai Capital PCL, NVDR	74,900	159,451
Navient Corp.	69,546	860,979
Nelnet, Inc., Class A	2,500	181,500
Oportun Financial Corp. (A)	3,290	53,693
PRA Group, Inc. (A)	6,655	245,303
PROG Holdings, Inc.	25,404	1,270,200
Regional Management Corp.	1,498	48,490
Samsung Card Company, Ltd.	3,139	91,926
SLM Corp.	86,171	1,360,640
Srisawad Corp. PCL, NVDR (C)	77,100	158,886
Synchrony Financial	81,985	3,171,180
World Acceptance Corp. (A)(C)	668	84,535
		36,852,341
Diversified financial services – 1.2%
Alerus Financial Corp.	2,264	62,283
A-Mark Precious Metals, Inc.	817	23,235
AMP, Ltd.	387,509	448,279
Banco Latinoamericano de Comercio
Exterior SA, Class E	4,390	66,991
Berkshire Hathaway, Inc., Class B (A)	293,874	70,679,636
Cannae Holdings, Inc. (A)	12,603	470,722
Chailease Holding Company, Ltd.	136,335	842,039
Eurazeo SE (A)	4,150	307,434
EXOR NV	12,188	976,976
Far East Horizon, Ltd.	209,300	225,165
FirstRand, Ltd.	485,898	1,612,655
Groupe Bruxelles Lambert SA	13,349	1,320,410
Grupo de Inversiones Suramericana SA	71,789	465,930
Haci Omer Sabanci Holding AS	55,461	78,564
Industrivarden AB, A Shares (A)	12,705	451,439
Industrivarden AB, C Shares (A)	17,151	566,078
Investor AB, B Shares	50,538	3,733,680
Jefferies Financial Group, Inc.	47,514	1,379,807
Kinnevik AB, B Shares (A)	26,933	1,249,781
L.E. Lundbergforetagen AB, B
Shares (A)	8,564	425,936
M&G PLC	289,414	745,425
Marlin Business Services Corp.	2,001	30,415
Metro Pacific Investments Corp.	1,273,900	106,595
Mitsubishi UFJ Lease & Finance
Company, Ltd.	56,200	303,237
NewStar Financial, Inc. (A)(D)	5,608	570
Onex Corp.	9,804	548,827
ORIX Corp.	183,000	3,122,476
Remgro, Ltd.	52,617	360,448
Sofina SA	1,833	605,860
Tokyo Century Corp.	6,000	394,695
Wendel SE	2,894	330,159
Yuanta Financial Holding Company, Ltd.	1,076,034	820,541
		92,756,288
Insurance – 2.8%
Admiral Group PLC	21,327	922,910
Aegon NV	189,700	909,181
Aflac, Inc.	85,318	4,085,879
Ageas SA/NV	21,620	1,211,839
AIA Group, Ltd.	1,316,709	16,605,578
Alleghany Corp.	3,287	2,124,815
Allianz SE	21,998	5,309,422
Ambac Financial Group, Inc. (A)	6,869	116,430
American Equity Investment Life
Holding Company	13,224	365,379
American Financial Group, Inc.	16,154	1,723,632
American International Group, Inc.	112,516	4,945,078
AMERISAFE, Inc.	2,829	165,553
The accompanying notes are an integral part of the financial statements.	86

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)			Strategic Equity Allocation Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Insurance (continued)			Insurance (continued)
Aon PLC, Class A	29,857	$6,798,737	Marsh & McLennan Companies, Inc.	66,240	$7,632,173
Argo Group International Holdings, Ltd.	4,839	223,610	MBIA, Inc. (A)	9,043	66,014
Arthur J. Gallagher & Company	25,117	3,009,017	Medibank Private, Ltd.	315,696	673,791
Assicurazioni Generali SpA	125,753	2,358,228	Mercury General Corp.	6,102	356,357
Assurant, Inc.	7,747	954,585	MetLife, Inc.	99,904	5,754,470
Aviva PLC	519,229	2,630,621	Momentum Metropolitan Holdings	14,326	15,821
AXA SA	214,851	5,403,127	MS&AD Insurance Group Holdings, Inc.	62,868	1,784,492
Baloise Holding AG	3,982	696,460	Muenchener
BB Seguridade Participacoes SA	72,508	329,017	Rueckversicherungs-Gesellschaft AG	7,469	2,197,054
Brighthouse Financial, Inc. (A)	20,554	819,899	National Western Life Group, Inc.,
Brown & Brown, Inc.	54,143	2,485,164	Class A	387	80,817
BRP Group, Inc., Class A (A)	6,269	166,317	New China Life Insurance
Cathay Financial Holding Company, Ltd.	884,890	1,331,737	Company, Ltd., H Shares	90,300	344,454
China Development Financial			NN Group NV	30,288	1,398,509
Holding Corp.	1,389,000	463,678	Old Mutual, Ltd.	492,515	437,628
China Life Insurance Company, Ltd.	237,525	193,410	Old Republic International Corp.	64,939	1,255,271
China Life Insurance Company, Ltd.,			Palomar Holdings, Inc. (A)	2,949	251,048
H Shares	790,076	1,668,523	Phoenix Group Holdings PLC	64,495	640,081
China Pacific Insurance Group			PICC Property & Casualty
Company, Ltd., H Shares	292,779	1,345,050	Company, Ltd., H Shares	755,848	571,847
China Taiping Insurance Holdings			Ping An Insurance Group Company of
Company, Ltd.	175,800	378,575	China, Ltd., H Shares	621,110	7,685,969
Chubb, Ltd.	58,950	9,584,091	Poste Italiane SpA (B)	58,839	666,614
Cincinnati Financial Corp.	19,542	1,912,576	Power Corp. of Canada	66,573	1,604,950
Citizens, Inc. (A)(C)	6,439	39,085	Powszechny Zaklad Ubezpieczen SA (A)	73,250	570,941
CNO Financial Group, Inc.	52,276	1,257,761	Primerica, Inc.	9,026	1,274,742
CNP Assurances	21,535	387,526	Principal Financial Group, Inc.	33,369	1,888,018
Dai-ichi Life Holdings, Inc.	150,700	2,678,413	ProAssurance Corp.	8,070	199,733
DB Insurance Company, Ltd.	5,459	200,884	Prudential Financial, Inc.	51,718	4,484,985
Direct Line Insurance Group PLC	157,577	704,464	Prudential PLC	290,623	5,789,291
Discovery, Ltd.	41,624	389,718	QBE Insurance Group, Ltd.	170,653	1,222,058
Donegal Group, Inc., Class A	2,500	34,250	Rand Merchant Investment
eHealth, Inc. (A)	3,805	226,093	Holdings, Ltd.	87,268	175,837
Employers Holdings, Inc.	4,202	139,885	Reinsurance Group of America, Inc.	15,601	1,906,910
Enstar Group, Ltd. (A)	1,738	369,481	RenaissanceRe Holdings, Ltd.	11,668	1,948,323
Everest Re Group, Ltd.	5,220	1,262,248	RLI Corp.	14,878	1,552,371
Fairfax Financial Holdings, Ltd.	3,037	1,237,161	RSA Insurance Group PLC	117,481	1,109,131
FBL Financial Group, Inc., Class A	1,385	79,000	Safety Insurance Group, Inc.	2,116	167,333
First American Financial Corp.	25,639	1,347,073	Sampo OYJ, A Shares	52,018	2,315,415
Fubon Financial Holding Company, Ltd.	738,659	1,322,831	Samsung Fire & Marine
Genworth Financial, Inc., Class A (A)	190,016	592,850	Insurance Company, Ltd.	3,168	487,044
Gjensidige Forsikring ASA	22,191	508,975	Samsung Life Insurance Company, Ltd.	7,280	484,375
Globe Life, Inc.	12,575	1,174,505	Sanlam, Ltd.	182,955	735,098
Goosehead Insurance, Inc., Class A	1,930	250,012	SCOR SE	17,752	588,940
Great-West Lifeco, Inc.	36,473	933,463	Selective Insurance Group, Inc.	22,372	1,517,493
Greenlight Capital Re, Ltd., Class A (A)	5,841	45,501	Selectquote, Inc. (A)	4,538	138,409
Hannover Rueck SE	3,394	574,657	Shin Kong Financial Holding
HCI Group, Inc.	1,003	58,044	Company, Ltd.	1,276,694	379,152
Heritage Insurance Holdings, Inc.	4,635	45,006	Sompo Holdings, Inc.	47,160	1,815,002
Horace Mann Educators Corp.	6,077	234,208	State Auto Financial Corp.	3,238	60,680
Hyundai Marine & Fire Insurance			Stewart Information Services Corp.	3,826	180,587
Company, Ltd.	6,986	135,879	Sul America SA	31,223	184,022
iA Financial Corp., Inc.	13,526	695,006	Sun Life Financial, Inc.	69,393	3,339,327
Insurance Australia Group, Ltd.	281,648	1,081,157	Suncorp Group, Ltd.	148,935	1,141,038
Intact Financial Corp.	16,413	1,834,500	Swiss Life Holding AG	2,530	1,257,506
Investors Title Company	244	37,032	Swiss Re AG	23,126	2,172,642
James River Group Holdings, Ltd.	4,391	201,591	T&D Holdings, Inc.	77,600	1,056,966
Japan Post Holdings Company, Ltd.	221,000	1,899,527	The Allstate Corp.	39,712	4,233,299
Japan Post Insurance Company, Ltd.	32,100	660,045	The Hanover Insurance Group, Inc.	8,555	986,819
Kemper Corp.	14,119	1,067,679	The Hartford Financial Services
Kinsale Capital Group, Inc.	7,982	1,405,311	Group, Inc.	46,798	2,372,191
Legal & General Group PLC	676,857	2,461,183	The People's Insurance Company Group
Lincoln National Corp.	23,727	1,349,354	of China, Ltd., H Shares	901,900	280,180
Loews Corp.	30,514	1,458,874	The Progressive Corp.	76,481	6,573,542
Mapfre SA	16,126	30,535	The Travelers Companies, Inc.	33,083	4,813,577
The accompanying notes are an integral part of the financial statements.	87

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Third Point Reinsurance, Ltd. (A)	11,883	$121,325
Tiptree, Inc.	6,053	30,326
Tokio Marine Holdings, Inc.	88,414	4,392,285
Trean Insurance Group, Inc. (A)	2,049	34,669
Trupanion, Inc. (A)	4,412	426,905
Tryg A/S	16,257	510,515
United Fire Group, Inc.	3,126	92,061
Universal Insurance Holdings, Inc.	3,929	58,503
Unum Group	26,597	704,289
W.R. Berkley Corp.	18,388	1,274,840
Watford Holdings, Ltd. (A)	2,620	90,731
Willis Towers Watson PLC	16,835	3,714,474
ZhongAn Online P&C Insurance
Company, Ltd., H Shares (A)(B)(C)	39,000	262,507
Zurich Insurance Group AG	12,033	4,911,998
		221,094,650
Mortgage real estate investment trusts – 0.1%
Anworth Mortgage Asset Corp.	17,593	48,733
Apollo Commercial Real Estate
Finance, Inc.	20,518	272,684
Arbor Realty Trust, Inc.	16,880	281,390
Ares Commercial Real Estate Corp.	4,363	60,253
ARMOUR Residential REIT, Inc.	9,166	110,634
Blackstone Mortgage Trust, Inc., Class A	20,030	584,876
Broadmark Realty Capital, Inc.	18,675	191,606
Capstead Mortgage Corp.	13,822	79,200
Cherry Hill Mortgage Investment Corp.	3,148	30,913
Chimera Investment Corp.	27,923	322,231
Colony Credit Real Estate, Inc.	12,562	103,637
Dynex Capital, Inc.	3,361	63,254
Granite Point Mortgage Trust, Inc.	7,838	87,472
Great Ajax Corp.	3,904	43,920
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	10,707	602,055
Invesco Mortgage Capital, Inc.	26,066	101,397
KKR Real Estate Finance Trust, Inc.	3,554	65,500
Ladder Capital Corp.	15,497	177,286
MFA Financial, Inc.	66,938	269,091
New York Mortgage Trust, Inc.	55,758	232,511
Orchid Island Capital, Inc.	10,031	57,478
PennyMac Mortgage Investment Trust	14,155	268,520
Ready Capital Corp.	6,015	78,917
Redwood Trust, Inc.	16,577	163,118
TPG RE Finance Trust, Inc.	8,728	91,120
Two Harbors Investment Corp.	40,361	291,406
Western Asset Mortgage Capital Corp.	11,466	37,379
		4,716,581
Thrifts and mortgage finance – 0.1%
Axos Financial, Inc. (A)	8,300	384,041
Bridgewater Bancshares, Inc. (A)	4,213	60,878
Capitol Federal Financial, Inc.	18,817	250,454
Columbia Financial, Inc. (A)	6,969	113,873
Essent Group, Ltd.	41,933	1,728,898
Federal Agricultural Mortgage Corp.,
Class C	1,325	114,281
Flagstar Bancorp, Inc.	6,817	295,790
FS Bancorp, Inc.	786	47,655
Home Bancorp, Inc.	1,169	37,817
HomeStreet, Inc.	3,114	133,777
Kearny Financial Corp.	12,210	138,584
Merchants Bancorp	1,384	47,098
Meridian Bancorp, Inc.	7,133	119,478
Meta Financial Group, Inc.	4,891	216,622
MGIC Investment Corp.	77,752	947,019
Mr. Cooper Group, Inc. (A)	11,075	348,309

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
New York Community Bancorp, Inc.	106,533	$1,300,768
NMI Holdings, Inc., Class A (A)	12,095	276,492
Northfield Bancorp, Inc.	7,475	102,333
Northwest Bancshares, Inc.	16,971	239,631
PCSB Financial Corp.	2,598	41,984
PennyMac Financial Services, Inc.	6,164	364,970
Premier Financial Corp.	5,496	168,507
Provident Bancorp, Inc.	3,566	43,684
Provident Financial Services, Inc.	10,459	211,586
Radian Group, Inc.	27,936	569,894
Southern Missouri Bancorp, Inc.	1,445	53,089
Territorial Bancorp, Inc.	2,251	55,330
The Hingham Institution for Savings	229	55,505
Timberland Bancorp, Inc.	1,613	44,761
TrustCo Bank Corp.	14,402	99,086
Walker & Dunlop, Inc.	4,137	412,293
Washington Federal, Inc.	28,399	858,218
Waterstone Financial, Inc.	3,178	61,749
Western New England Bancorp, Inc.	5,204	41,684
WSFS Financial Corp.	7,316	388,772
		10,374,910
		1,077,618,537
Health care – 9.8%
Biotechnology – 1.7%
3SBio, Inc. (A)(B)	131,800	131,024
89bio, Inc. (A)	1,533	37,650
AbbVie, Inc.	180,034	19,396,863
Abeona Therapeutics, Inc. (A)	9,962	24,108
Achillion Pharmaceuticals, Inc. (A)(D)	17,157	25,801
ADMA Biologics, Inc. (A)	12,647	29,215
Aduro Biotech, Inc. (A)(D)	1,925	5,775
Adverum Biotechnologies, Inc. (A)	13,228	169,715
Aeglea BioTherapeutics, Inc. (A)	7,965	59,339
Affimed NV (A)	12,307	69,781
Agenus, Inc. (A)	23,404	93,616
Akebia Therapeutics, Inc. (A)	21,931	75,881
Akero Therapeutics, Inc. (A)	1,978	60,131
Akouos, Inc. (A)	2,510	51,129
Albireo Pharma, Inc. (A)	2,553	88,998
Alder Biopharmaceuticals, Inc. (A)(C)(D)	9,683	14,078
Alector, Inc. (A)	6,999	127,242
Alexion Pharmaceuticals, Inc. (A)	22,317	3,408,922
Aligos Therapeutics, Inc. (A)	1,666	47,881
Allakos, Inc. (A)	3,848	466,301
Allogene Therapeutics, Inc. (A)	7,951	275,979
Allovir, Inc. (A)(C)	2,639	96,482
Alteogen, Inc. (A)	1,793	207,223
ALX Oncology Holdings, Inc. (A)	1,429	114,734
Amgen, Inc.	59,367	13,352,826
Amicus Therapeutics, Inc. (A)	37,764	463,742
AnaptysBio, Inc. (A)	3,073	88,195
Anavex Life Sciences Corp. (A)	7,906	102,936
Anika Therapeutics, Inc. (A)	2,080	76,336
Annexon, Inc. (A)	2,253	65,585
Apellis Pharmaceuticals, Inc. (A)	8,863	426,931
Applied Molecular Transport, Inc. (A)(C)	1,941	94,857
Applied Therapeutics, Inc. (A)(C)	2,197	47,719
Arcturus Therapeutics
Holdings, Inc. (A)(C)	3,220	169,597
Arcus Biosciences, Inc. (A)	6,190	218,259
Arcutis Biotherapeutics, Inc. (A)	3,045	104,048
Ardelyx, Inc. (A)	11,428	73,711
Arena Pharmaceuticals, Inc. (A)	8,546	686,671
Argenx SE (A)(C)	5,327	1,771,824
Arrowhead Pharmaceuticals, Inc. (A)	38,304	3,051,297
The accompanying notes are an integral part of the financial statements.	88

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)			Strategic Equity Allocation Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Biotechnology (continued)			Biotechnology (continued)
Assembly Biosciences, Inc. (A)	5,310	$26,975	Flexion Therapeutics, Inc. (A)(C)	6,508	$71,718
Atara Biotherapeutics, Inc. (A)	11,233	188,490	Forma Therapeutics
Athenex, Inc. (A)	10,624	128,550	Holdings, Inc. (A)(C)	2,487	96,023
Athersys, Inc. (A)(C)	26,127	53,299	Fortress Biotech, Inc. (A)	12,063	44,874
Atreca, Inc., Class A (A)	4,473	77,607	Frequency Therapeutics, Inc. (A)(C)	3,714	182,766
AVEO Pharmaceuticals, Inc. (A)	3,891	32,140	G1 Therapeutics, Inc. (A)	5,091	112,511
Avid Bioservices, Inc. (A)	8,391	172,687	Galapagos NV (A)	4,979	411,123
Avidity Biosciences, Inc. (A)	2,750	66,358	Generation Bio Company (A)(C)	1,983	69,246
Avrobio, Inc. (A)	4,766	52,426	Genmab A/S (A)	6,919	2,320,533
Beam Therapeutics, Inc. (A)(C)	5,848	521,232	Genprex, Inc. (A)	5,769	29,768
BeiGene, Ltd., ADR (A)(C)	4,700	1,504,000	Geron Corp. (A)(C)	43,056	77,070
Beyondspring, Inc. (A)	2,804	36,396	Gilead Sciences, Inc.	127,829	7,848,701
BioCryst Pharmaceuticals, Inc. (A)(C)	26,065	280,981	Gossamer Bio, Inc. (A)	8,599	80,831
Biogen, Inc. (A)	15,692	4,282,033	Grifols SA	33,721	844,846
Biohaven Pharmaceutical Holding			Gritstone Oncology, Inc. (A)	4,767	64,688
Company, Ltd. (A)	7,087	602,253	Halozyme Therapeutics, Inc. (A)	48,680	2,202,770
Bioxcel Therapeutics, Inc. (A)(C)	1,842	98,750	Harpoon Therapeutics, Inc. (A)	1,896	36,574
Black Diamond Therapeutics, Inc. (A)	2,715	76,020	Heron Therapeutics, Inc. (A)	13,088	236,631
Blueprint Medicines Corp. (A)	8,129	798,430	Homology Medicines, Inc. (A)	5,684	61,046
BrainStorm Cell			Hookipa Pharma, Inc. (A)	2,574	30,476
Therapeutics, Inc. (A)(C)	4,868	19,764	iBio, Inc. (A)(C)	26,364	46,401
Bridgebio Pharma, Inc. (A)(C)	13,647	964,570	Ideaya Biosciences, Inc. (A)	2,684	51,184
C4 Therapeutics, Inc. (A)(C)	1,677	71,977	IGM Biosciences, Inc. (A)(C)	1,027	89,791
Cabaletta Bio, Inc. (A)	2,505	27,229	ImmunoGen, Inc. (A)	27,338	239,208
Calithera Biosciences, Inc. (A)	11,882	34,695	Immunovant, Inc. (A)	5,490	86,632
CareDx, Inc. (A)	7,015	554,746	Incyte Corp. (A)	18,982	1,493,124
CASI Pharmaceuticals, Inc. (A)	11,659	28,681	Inhibrx, Inc. (A)(C)	1,343	34,139
Catalyst Pharmaceuticals, Inc. (A)	15,343	59,684	Innovent Biologics, Inc. (A)(B)	102,000	1,049,666
Celltrion, Inc. (A)	9,427	2,491,715	Inovio Pharmaceuticals, Inc. (A)(C)	23,277	258,375
CEL-SCI Corp. (A)(C)	4,928	87,472	Inozyme Pharma, Inc. (A)(C)	1,430	28,600
Checkpoint Therapeutics, Inc. (A)	9,674	31,054	Insmed, Inc. (A)	14,884	532,401
ChemoCentryx, Inc. (A)	7,281	493,943	Intellia Therapeutics, Inc. (A)	7,349	444,321
Chimerix, Inc. (A)	7,080	69,455	Intercept Pharmaceuticals, Inc. (A)	3,888	84,214
Chinook Therapeutics, Inc. (A)	2,372	39,233	Invitae Corp. (A)(C)	16,917	678,879
Clovis Oncology, Inc. (A)(C)	12,278	73,545	Ironwood Pharmaceuticals, Inc. (A)	23,493	216,840
Coherus Biosciences, Inc. (A)	8,747	142,051	iTeos Therapeutics, Inc. (A)	1,616	67,193
Concert Pharmaceuticals, Inc. (A)	5,629	37,658	IVERIC bio, Inc. (A)	11,703	71,856
Constellation Pharmaceuticals, Inc. (A)	4,555	114,786	Jounce Therapeutics, Inc. (A)	2,910	31,952
Corbus Pharmaceuticals			Kadmon Holdings, Inc. (A)	25,628	117,633
Holdings, Inc. (A)(C)	13,709	29,886	KalVista Pharmaceuticals, Inc. (A)	2,240	73,629
Cortexyme, Inc. (A)(C)	2,295	78,191	Karuna Therapeutics, Inc. (A)	2,334	291,657
Crinetics Pharmaceuticals, Inc. (A)	4,263	65,181	Karyopharm Therapeutics, Inc. (A)	10,518	145,359
CSL, Ltd.	51,622	10,520,499	Keros Therapeutics, Inc. (A)	1,932	126,488
Cue Biopharma, Inc. (A)	4,894	66,607	Kezar Life Sciences, Inc. (A)	6,247	34,234
Cytokinetics, Inc. (A)	9,856	184,603	Kindred Biosciences, Inc. (A)	6,956	31,372
CytomX Therapeutics, Inc. (A)	7,639	59,966	Kiniksa Pharmaceuticals, Ltd.,
Deciphera Pharmaceuticals, Inc. (A)	5,658	247,707	Class A (A)	4,033	82,959
Denali Therapeutics, Inc. (A)	9,219	661,924	Kodiak Sciences, Inc. (A)	4,722	609,185
DermTech, Inc. (A)	1,272	84,881	Kronos Bio, Inc. (A)(C)	2,283	66,367
Dicerna Pharmaceuticals, Inc. (A)	9,778	263,810	Krystal Biotech, Inc. (A)	2,029	160,068
Dynavax Technologies Corp. (A)	15,789	138,154	Kura Oncology, Inc. (A)	9,054	253,512
Dyne Therapeutics, Inc. (A)	2,384	44,032	Kymera Therapeutics, Inc. (A)(C)	1,490	71,490
Eagle Pharmaceuticals, Inc. (A)	1,512	67,284	Lexicon Pharmaceuticals, Inc. (A)	6,540	47,023
Editas Medicine, Inc. (A)	9,216	404,214	Ligand Pharmaceuticals, Inc. (A)(C)	5,801	859,824
Eiger BioPharmaceuticals, Inc. (A)	4,574	46,518	MacroGenics, Inc. (A)	8,124	203,181
Emergent BioSolutions, Inc. (A)	16,958	1,627,968	Madrigal Pharmaceuticals, Inc. (A)	1,300	157,547
Enanta Pharmaceuticals, Inc. (A)	2,862	141,154	Magenta Therapeutics, Inc. (A)	3,772	39,644
Epizyme, Inc. (A)	13,391	128,420	MannKind Corp. (A)	33,165	189,372
Esperion Therapeutics, Inc. (A)(C)	3,848	105,397	MediciNova, Inc. (A)(C)	6,669	37,213
Evelo Biosciences, Inc. (A)(C)	3,189	38,810	MEI Pharma, Inc. (A)	16,415	61,556
Exelixis, Inc. (A)	71,246	1,543,188	MeiraGTx Holdings PLC (A)	3,763	55,843
Fate Therapeutics, Inc. (A)	11,027	989,342	Mersana Therapeutics, Inc. (A)	7,874	143,149
Fennec Pharmaceuticals, Inc. (A)	4,095	29,975	Mirati Therapeutics, Inc. (A)	6,268	1,259,367
FibroGen, Inc. (A)	12,390	619,872	Molecular Templates, Inc. (A)	4,372	47,655
Five Prime Therapeutics, Inc. (A)	4,504	100,124	Morphic Holding, Inc. (A)	2,083	75,321
The accompanying notes are an integral part of the financial statements.	89

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)			Strategic Equity Allocation Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Biotechnology (continued)			Biotechnology (continued)
Mustang Bio, Inc. (A)	9,802	$34,601	Twist Bioscience Corp. (A)	4,786	$658,745
Myriad Genetics, Inc. (A)	10,516	320,633	Tyme Technologies, Inc. (A)	11,441	22,882
NantKwest, Inc. (A)(C)	4,646	151,041	Ultragenyx Pharmaceutical, Inc. (A)	9,176	1,298,771
Natera, Inc. (A)	11,082	1,286,509	United Therapeutics Corp. (A)	10,206	1,706,239
Neoleukin Therapeutics, Inc. (A)	4,719	56,817	UNITY Biotechnology, Inc. (A)	6,073	41,357
Neubase Therapeutics, Inc. (A)	2,617	24,809	UroGen Pharma, Ltd. (A)(C)	3,180	60,579
NextCure, Inc. (A)	3,073	34,909	Vanda Pharmaceuticals, Inc. (A)	8,134	151,699
Nkarta, Inc. (A)(C)	2,417	117,853	Vaxart, Inc. (A)(C)	8,142	58,215
Novavax, Inc. (A)	9,025	2,086,851	Vaxcyte, Inc. (A)(C)	2,617	61,657
Nurix Therapeutics, Inc. (A)(C)	1,790	63,742	VBI Vaccines, Inc. (A)(C)	26,175	88,210
Oncocyte Corp. (A)	10,095	49,667	Veracyte, Inc. (A)	8,404	487,936
Oncorus, Inc. (A)	1,163	18,375	Verastem, Inc. (A)	25,407	59,706
OPKO Health, Inc. (A)(C)	58,212	261,954	Vericel Corp. (A)	6,681	322,559
Organogenesis Holdings, Inc. (A)	3,363	51,151	Vertex Pharmaceuticals, Inc. (A)	26,518	5,636,401
ORIC Pharmaceuticals, Inc. (A)	3,286	106,466	Viela Bio, Inc. (A)(C)	3,227	171,676
Ovid therapeutics, Inc. (A)	7,974	23,523	Viking Therapeutics, Inc. (A)(C)	9,586	64,610
Passage Bio, Inc. (A)	3,594	64,764	Vir Biotechnology, Inc. (A)(C)	7,848	491,520
PDL BioPharma, Inc. (A)(D)	18,396	31,457	Voyager Therapeutics, Inc. (A)	4,789	27,154
PeptiDream, Inc. (A)	13,000	619,842	XBiotech, Inc. (A)	2,406	45,714
Pfenex, Inc. (A)(D)	4,823	3,617	Xencor, Inc. (A)	8,193	403,669
Pieris Pharmaceuticals, Inc. (A)	9,354	25,443	XOMA Corp. (A)	1,030	37,286
PMV Pharmaceuticals, Inc. (A)(C)	1,959	73,717	Y-mAbs Therapeutics, Inc. (A)	4,554	160,164
Praxis Precision Medicines, Inc. (A)(C)	1,591	69,209	Zai Lab, Ltd., ADR (A)	7,100	1,047,392
Precigen, Inc. (A)(C)	9,531	80,442	Zentalis Pharmaceuticals, Inc. (A)	4,249	178,628
Precision BioSciences, Inc. (A)	6,723	80,407	ZIOPHARM Oncology, Inc. (A)(C)	31,775	169,361
Prelude Therapeutics, Inc. (A)(C)	1,327	82,712			134,526,330
Progenics Pharmaceuticals, Inc. (A)(D)	11,327	510	Health care equipment and supplies – 2.4%
Protagonist Therapeutics, Inc. (A)	4,697	110,708
			Abbott Laboratories	172,114	20,615,815
Prothena Corp. PLC (A)	4,789	106,890
			ABIOMED, Inc. (A)	4,388	1,424,125
PTC Therapeutics, Inc. (A)	9,095	519,325
			Accelerate Diagnostics, Inc. (A)(C)	5,136	51,411
Puma Biotechnology, Inc. (A)(C)	4,941	49,212
			Accuray, Inc. (A)	13,304	66,254
Radius Health, Inc. (A)	6,788	126,325
			Acutus Medical, Inc. (A)	1,694	35,167
RAPT Therapeutics, Inc. (A)	1,865	33,850
			AK Medical Holdings, Ltd. (B)(C)	40,000	58,813
Regeneron Pharmaceuticals, Inc. (A)	10,693	4,817,945
			Alcon, Inc. (A)	38,685	2,664,315
REGENXBIO, Inc. (A)	5,060	207,005
			Align Technology, Inc. (A)	6,968	3,951,622
Relay Therapeutics, Inc. (A)	4,748	195,950
			Alphatec Holdings, Inc. (A)	8,122	130,358
Replimune Group, Inc. (A)	3,531	122,279
			Ambu A/S, Class B	17,284	796,514
REVOLUTION Medicines, Inc. (A)	5,691	259,965
			AngioDynamics, Inc. (A)	5,381	112,732
Rhythm Pharmaceuticals, Inc. (A)	5,002	129,652
			Antares Pharma, Inc. (A)	24,631	104,682
Rigel Pharmaceuticals, Inc. (A)	25,909	107,522
			Apyx Medical Corp. (A)	5,678	59,335
Rocket Pharmaceuticals, Inc. (A)	5,013	278,623
			Asahi Intecc Company, Ltd.	26,800	769,642
Rubius Therapeutics, Inc. (A)(C)	5,262	54,620
			Aspira Women's Health, Inc. (A)(C)	11,477	79,536
Sangamo Therapeutics, Inc. (A)	17,005	195,387
			AtriCure, Inc. (A)	6,437	420,143
Scholar Rock Holding Corp. (A)	3,756	203,200
			Atrion Corp.	215	134,354
Seegene, Inc.	1,801	198,573
			Avanos Medical, Inc. (A)	17,987	827,042
Selecta Biosciences, Inc. (A)(C)	11,512	48,581
			Axogen, Inc. (A)	5,477	121,042
Seres Therapeutics, Inc. (A)	8,096	154,148
			Axonics Modulation
Shattuck Labs, Inc. (A)	1,870	77,231
			Technologies, Inc. (A)(C)	4,467	224,735
Soleno Therapeutics, Inc. (A)	10,297	24,816
			Baxter International, Inc.	49,605	3,853,812
Solid Biosciences, Inc. (A)	4,715	37,579
			Becton, Dickinson and Company	28,165	6,791,990
Sorrento Therapeutics, Inc. (A)(C)	36,668	354,580
			BioLife Solutions, Inc. (A)	2,029	79,598
Spectrum Pharmaceuticals, Inc. (A)	21,597	74,078
			BioMerieux	4,506	571,473
Spero Therapeutics, Inc. (A)(C)	3,294	59,852
			Boston Scientific Corp. (A)	139,053	5,392,475
SpringWorks Therapeutics, Inc. (A)	3,498	301,003
			Cantel Medical Corp. (A)	14,214	1,055,816
Stemline Therapeutics, Inc. (A)(C)(D)	5,969	1,970
			Cardiovascular Systems, Inc. (A)	5,813	240,077
Stoke Therapeutics, Inc. (A)	1,796	107,562
			Carl Zeiss Meditec AG, Bearer Shares	2,077	312,017
Sutro Biopharma, Inc. (A)	4,342	96,392
			Cerus Corp. (A)	24,432	150,012
Syndax Pharmaceuticals, Inc. (A)	3,922	95,736
			Chembio Diagnostics, Inc. (A)(C)	3,556	19,771
Syros Pharmaceuticals, Inc. (A)	6,077	51,047
			Cochlear, Ltd.	7,436	1,213,240
Taysha Gene Therapies, Inc. (A)(C)	1,490	38,129
			Co-Diagnostics, Inc. (A)(C)	3,739	51,449
TCR2 Therapeutics, Inc. (A)	3,823	101,157
			Coloplast A/S, B Shares	12,495	1,902,387
TG Therapeutics, Inc. (A)	16,901	739,757
			CONMED Corp.	3,996	491,748
Translate Bio, Inc. (A)	10,020	233,867
			CryoLife, Inc. (A)	5,678	143,370
Travere Therapeutics, Inc. (A)	7,284	224,493
			CryoPort, Inc. (A)	5,121	304,392
Turning Point Therapeutics, Inc. (A)	5,475	645,557
			Cutera, Inc. (A)	2,645	93,421

The accompanying notes are an integral part of the financial statements.	90

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)			Strategic Equity Allocation Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Health care equipment and supplies (continued)			Health care equipment and supplies (continued)
CytoSorbents Corp. (A)	6,734	$63,434	Sientra, Inc. (A)	7,264	$56,514
Danaher Corp.	61,396	13,486,859	Silk Road Medical, Inc. (A)	4,039	221,216
Demant A/S (A)	11,507	472,997	Smith & Nephew PLC	96,900	1,881,911
Dentsply Sirona, Inc.	21,223	1,126,305	Sonova Holding AG (A)	4,311	1,103,254
DexCom, Inc. (A)	9,325	3,709,299	Sri Trang Gloves Thailand PCL	87,600	112,179
DiaSorin SpA	2,761	541,283	Sri Trang Gloves Thailand PCL, NVDR	1,000	1,279
Eargo, Inc. (A)(C)	1,144	66,821	STAAR Surgical Company (A)	17,867	1,858,347
Edwards Lifesciences Corp. (A)	60,524	5,029,544	Stereotaxis, Inc. (A)	7,901	55,307
Fisher & Paykel Healthcare Corp., Ltd.	73,926	1,572,008	STERIS PLC	8,286	1,448,393
GenMark Diagnostics, Inc. (A)	10,277	200,915	Straumann Holding AG	814	983,038
Glaukos Corp. (A)	6,270	592,891	Stryker Corp.	31,749	7,705,165
Globus Medical, Inc., Class A (A)	17,509	1,094,313	Supermax Corp. BHD	179,988	214,509
GN Store Nord A/S	13,570	1,137,214	Surmodics, Inc. (A)	2,006	104,613
Haemonetics Corp. (A)	11,661	1,475,117	Sysmex Corp.	23,100	2,405,109
Hartalega Holdings BHD	204,300	503,304	Tactile Systems Technology, Inc. (A)	2,742	139,348
Heska Corp. (A)	1,028	193,675	Teleflex, Inc.	4,522	1,800,299
Hill-Rom Holdings, Inc.	15,343	1,636,638	Terumo Corp.	89,146	3,316,258
Hologic, Inc. (A)	24,958	1,799,222	The Cooper Companies, Inc.	4,762	1,838,751
Hoya Corp.	51,900	5,902,423	Top Glove Corp. BHD	580,600	749,926
ICU Medical, Inc. (A)	4,481	929,808	TransMedics Group, Inc. (A)	3,782	135,736
IDEXX Laboratories, Inc. (A)	8,283	4,308,568	Utah Medical Products, Inc.	577	48,699
Inari Medical, Inc. (A)	1,104	115,478	Vapotherm, Inc. (A)	2,787	67,724
Inogen, Inc. (A)	2,729	143,245	Varex Imaging Corp. (A)	5,613	128,706
Integer Holdings Corp. (A)	4,817	424,811	Varian Medical Systems, Inc. (A)	8,871	1,554,820
Integra LifeSciences Holdings Corp. (A)	16,256	1,110,935	ViewRay, Inc. (A)	16,253	70,863
Intersect ENT, Inc. (A)	4,895	111,655	West Pharmaceutical Services, Inc.	7,179	2,014,786
IntriCon Corp. (A)	1,688	38,756	Zimmer Biomet Holdings, Inc.	20,129	3,282,235
Intuitive Surgical, Inc. (A)	11,416	8,411,309	Zynex, Inc. (A)(C)	2,968	43,095
Invacare Corp.	5,475	49,823			188,103,851
iRhythm Technologies, Inc. (A)	4,236	681,572	Health care providers and services – 1.4%
Koninklijke Philips NV (A)	92,939	5,074,196
			1Life Healthcare, Inc. (A)	11,500	546,365
Kossan Rubber Industries	154,100	150,016
			Acadia Healthcare Company, Inc. (A)	20,436	1,128,885
Lantheus Holdings, Inc. (A)	9,805	183,157
			AdaptHealth Corp. (A)	3,574	109,972
LeMaitre Vascular, Inc.	2,439	125,340
			Addus HomeCare Corp. (A)	2,191	235,686
LivaNova PLC (A)	18,357	1,423,402
			Alfresa Holdings Corp.	25,800	498,849
Masimo Corp. (A)	11,632	2,916,491
			Amedisys, Inc. (A)	7,535	1,911,177
Medtronic PLC	130,712	15,289,383
			AmerisourceBergen Corp.	14,281	1,445,523
Meridian Bioscience, Inc. (A)	6,228	131,286
			AMN Healthcare Services, Inc. (A)	6,840	498,431
Merit Medical Systems, Inc. (A)	7,966	443,866
			Amplifon SpA (A)	13,617	541,647
Mesa Laboratories, Inc.	703	191,153
			Anthem, Inc.	24,152	7,322,645
Microport Scientific Corp.	75,000	440,821
			Apollo Medical Holdings, Inc. (A)	3,073	76,057
Milestone Scientific, Inc. (A)	7,418	29,079
			Bangkok Dusit Medical Services
Misonix, Inc. (A)	2,116	35,464
			PCL, NVDR	977,300	641,845
Natus Medical, Inc. (A)	4,983	129,110
			Brookdale Senior Living, Inc. (A)	27,403	159,485
Neogen Corp. (A)	19,923	1,632,092
			Bumrungrad Hospital PCL, NVDR (C)	44,200	184,038
Nevro Corp. (A)	4,985	823,422
			Cardinal Health, Inc.	28,493	1,467,959
NuVasive, Inc. (A)	19,346	1,167,144
			Castle Biosciences, Inc. (A)	1,730	131,618
Olympus Corp.	160,924	3,390,617
			Celltrion Healthcare Company, Ltd. (A)	6,830	762,280
OraSure Technologies, Inc. (A)	10,446	110,728
			Centene Corp. (A)	56,305	3,296,095
Orthofix Medical, Inc. (A)	2,734	127,158
			Chemed Corp.	3,663	1,630,804
OrthoPediatrics Corp. (A)	1,964	106,959
			Cigna Corp.	35,083	7,363,922
Outset Medical, Inc. (A)	1,410	70,204
			Community Health Systems, Inc. (A)	12,437	106,461
Penumbra, Inc. (A)	7,755	2,205,755
			CorVel Corp. (A)	1,260	127,890
Pulmonx Corp. (A)	1,794	101,953
			Covetrus, Inc. (A)	17,074	634,470
Pulse Biosciences, Inc. (A)(C)	2,164	63,297
			Cross Country Healthcare, Inc. (A)	6,158	68,415
Quidel Corp. (A)	8,791	1,444,010
			CVS Health Corp.	127,109	8,659,936
Quotient, Ltd. (A)	11,651	52,313
			DaVita, Inc. (A)	7,178	733,089
ResMed, Inc.	14,073	2,712,993
			Encompass Health Corp.	22,834	1,836,767
Retractable Technologies, Inc. (A)(C)	2,110	33,127
			Enzo Biochem, Inc. (A)	8,963	26,172
SeaSpine Holdings Corp. (A)	4,264	80,675
			Five Star Senior Living, Inc. (A)	3,702	24,729
Shandong Weigao Group Medical
			Fresenius Medical Care AG &
Polymer Company, Ltd., H Shares	261,200	448,617
			Company KGaA	10,989	760,797
Shockwave Medical, Inc. (A)	4,164	486,189
			Fresenius SE & Company KGaA	21,672	928,494
SI-BONE, Inc. (A)	4,318	135,542
			Fulgent Genetics, Inc. (A)(C)	1,980	200,495
Siemens Healthineers AG (B)	13,738	761,305
			Hanger, Inc. (A)	5,377	118,186

The accompanying notes are an integral part of the financial statements.	91

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Hapvida Participacoes e Investimentos
SA (B)	111,100	$307,278
HCA Healthcare, Inc.	25,630	4,409,129
HealthEquity, Inc. (A)	28,693	2,362,869
Henry Schein, Inc. (A)	13,865	857,550
Humana, Inc.	12,852	4,879,262
IHH Healthcare BHD	259,209	324,795
InfuSystem Holdings, Inc. (A)	2,399	40,927
Jinxin Fertility Group, Ltd. (B)	140,000	315,772
Laboratory Corp. of America
Holdings (A)	9,459	2,269,309
LHC Group, Inc. (A)	11,702	2,126,370
Magellan Health, Inc. (A)	3,523	328,766
McKesson Corp.	15,592	2,643,156
Medipal Holdings Corp.	25,100	498,650
MEDNAX, Inc. (A)	10,966	267,899
ModivCare, Inc. (A)	1,765	226,379
Molina Healthcare, Inc. (A)	13,618	2,951,838
National HealthCare Corp.	1,800	125,190
National Research Corp.	2,018	104,270
NMC Health PLC (A)	8,800	4,397
Notre Dame Intermedica
Participacoes SA	51,700	800,011
Ontrak, Inc. (A)(C)	1,148	67,663
Option Care Health, Inc. (A)	6,419	123,181
Orpea SA (A)	5,552	665,897
Owens & Minor, Inc.	10,577	359,724
Patterson Companies, Inc.	32,410	1,006,655
PetIQ, Inc. (A)	3,158	108,856
Progyny, Inc. (A)	3,925	165,203
Quest Diagnostics, Inc.	13,087	1,512,726
R1 RCM, Inc. (A)	15,918	439,974
RadNet, Inc. (A)	6,291	116,006
Ramsay Health Care, Ltd.	20,794	1,058,207
Ryman Healthcare, Ltd.	52,145	550,582
Select Medical Holdings Corp. (A)	15,958	505,071
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	83,400	152,973
Sharps Compliance Corp. (A)	2,613	33,237
Sinopharm Group Company, Ltd.,
H Shares	142,700	334,106
Sonic Healthcare, Ltd.	51,543	1,263,705
Surgery Partners, Inc. (A)	3,276	129,304
Suzuken Company, Ltd.	9,200	351,908
Tenet Healthcare Corp. (A)	39,552	2,017,943
The Ensign Group, Inc.	7,576	621,384
The Joint Corp. (A)	1,926	76,674
The Pennant Group, Inc. (A)	3,738	197,292
Tivity Health, Inc. (A)	6,495	154,581
Triple-S Management Corp., Class B (A)	3,467	87,715
UnitedHealth Group, Inc.	92,140	30,610,751
Universal Health Services, Inc., Class B	7,548	945,991
US Physical Therapy, Inc.	1,881	220,528
Viemed Healthcare, Inc. (A)	5,647	53,251
		113,954,089
Health care technology – 0.2%
Accolade, Inc. (A)	1,884	83,499
Alibaba Health Information
Technology, Ltd. (A)	419,100	1,403,894
Allscripts Healthcare Solutions, Inc. (A)	23,044	355,569
Cerner Corp.	29,773	2,058,505
Computer Programs & Systems, Inc.	2,090	65,731
Evolent Health, Inc., Class A (A)	11,180	225,277
Health Catalyst, Inc. (A)	4,947	239,880
HealthStream, Inc. (A)	3,861	89,961

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
HMS Holdings Corp. (A)	12,912	$474,968
Icad, Inc. (A)	3,238	59,871
Inovalon Holdings, Inc., Class A (A)	10,958	269,128
Inspire Medical Systems, Inc. (A)	3,834	892,517
M3, Inc.	60,900	4,840,203
NextGen Healthcare, Inc. (A)	8,210	153,527
Omnicell, Inc. (A)	6,209	787,922
OptimizeRx Corp. (A)	2,171	115,454
Phreesia, Inc. (A)	4,864	297,920
Ping An Healthcare and Technology
Company, Ltd. (A)(B)	53,700	774,404
Schrodinger, Inc. (A)	4,418	452,757
Simulations Plus, Inc.	2,017	144,659
Tabula Rasa HealthCare, Inc. (A)(C)	3,143	127,449
Vocera Communications, Inc. (A)	4,725	202,419
		14,115,514
Life sciences tools and services – 0.8%
Agilent Technologies, Inc.	27,872	3,402,335
Bio-Rad Laboratories, Inc., Class A (A)	1,961	1,146,205
Bio-Techne Corp.	8,866	3,206,744
Charles River Laboratories
International, Inc. (A)	11,423	3,268,577
ChromaDex Corp. (A)(C)	6,314	87,954
Codexis, Inc. (A)	7,891	174,470
Eurofins Scientific SE (A)	14,421	1,280,098
Fluidigm Corp. (A)	10,739	49,399
Genscript Biotech Corp. (A)	109,400	188,653
Hangzhou Tigermed Consulting
Company, Ltd., H Shares (A)(B)	12,800	250,473
Harvard Bioscience, Inc. (A)	7,216	31,678
Illumina, Inc. (A)	13,298	5,843,274
IQVIA Holdings, Inc. (A)	17,463	3,366,692
Lonza Group AG	5,837	3,681,661
Luminex Corp.	6,368	207,087
Medpace Holdings, Inc. (A)	10,376	1,685,374
Mettler-Toledo International, Inc. (A)	2,167	2,418,480
NanoString Technologies, Inc. (A)	6,477	452,030
NeoGenomics, Inc. (A)	15,356	782,695
Pacific Biosciences of
California, Inc. (A)	25,888	791,396
PerkinElmer, Inc.	10,199	1,285,992
Personalis, Inc. (A)	3,515	108,367
Pharmaron Beijing Company, Ltd., H
Shares (B)	13,300	227,058
PRA Health Sciences, Inc. (A)	14,732	2,171,644
QIAGEN NV (A)	11,788	582,534
Quanterix Corp. (A)	3,104	235,128
Repligen Corp. (A)	11,558	2,454,804
Samsung Biologics
Company, Ltd. (A)(B)	1,619	1,078,693
Sartorius Stedim Biotech	3,015	1,318,297
Syneos Health, Inc. (A)	17,434	1,348,520
Thermo Fisher Scientific, Inc.	36,100	16,247,888
Waters Corp. (A)	5,651	1,547,696
WuXi AppTec Company, Ltd., H
Shares (B)	28,572	594,893
Wuxi Biologics Cayman, Inc. (A)(B)	317,600	3,934,719
		65,451,508
Pharmaceuticals – 3.3%
AcelRx Pharmaceuticals, Inc. (A)(C)	12,985	24,412
Aerie Pharmaceuticals, Inc. (A)(C)	5,475	100,685
Agile Therapeutics, Inc. (A)	11,529	33,088
Amneal Pharmaceuticals, Inc. (A)	14,538	78,360
Amphastar Pharmaceuticals, Inc. (A)	5,378	94,276
ANI Pharmaceuticals, Inc. (A)	1,678	48,830
The accompanying notes are an integral part of the financial statements.	92

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)			Strategic Equity Allocation Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Pharmaceuticals (continued)			Pharmaceuticals (continued)
Arvinas, Inc. (A)	5,066	$396,668	Merck KGaA	6,692	$1,087,906
Aspen Pharmacare Holdings, Ltd. (A)	39,517	371,565	Nektar Therapeutics (A)	41,198	934,783
Astellas Pharma, Inc.	257,100	4,065,052	NGM Biopharmaceuticals, Inc. (A)	3,667	97,982
AstraZeneca PLC	145,332	14,116,684	Nippon Shinyaku Company, Ltd.	6,300	429,037
Atea Pharmaceuticals, Inc. (A)(C)	2,135	160,894	Novartis AG	174,239	15,006,581
Athira Pharma, Inc. (A)	2,118	46,723	Novo Nordisk A/S, B Shares	182,540	13,021,867
Axsome Therapeutics, Inc. (A)	4,072	274,290	Ocular Therapeutix, Inc. (A)	10,105	185,326
Bausch Health Companies, Inc. (A)	36,243	1,140,604	Odonate Therapeutics, Inc. (A)(C)	2,577	54,246
Bayer AG	50,597	3,073,321	Omeros Corp. (A)(C)	8,802	175,512
BioDelivery Sciences			Oneness Biotech Company, Ltd. (A)	21,000	196,402
International, Inc. (A)	13,341	56,032	Ono Pharmaceutical Company, Ltd.	51,000	1,375,664
Bristol-Myers Squibb Company	213,138	13,071,754	Optinose, Inc. (A)(C)	6,861	26,621
Canopy Growth Corp. (A)(C)	25,053	824,863	Orion OYJ, Class B	11,395	467,460
CanSino Biologics, Inc., H Shares (A)(B)	7,600	362,152	Otsuka Holdings Company, Ltd.	54,000	2,153,845
Cara Therapeutics, Inc. (A)	6,102	111,972	Pacira BioSciences, Inc. (A)	6,244	458,934
Cassava Sciences, Inc. (A)	4,783	232,358	Paratek Pharmaceuticals, Inc. (A)	7,230	54,080
Catalent, Inc. (A)	15,534	1,766,371	Perrigo Company PLC	12,873	519,554
Celltrion Pharm, Inc. (A)	1,629	222,544	Pfizer, Inc.	524,261	17,557,501
Chiasma, Inc. (A)	8,647	33,637	Phathom Pharmaceuticals, Inc. (A)	1,704	75,061
China Medical System Holdings, Ltd.	141,500	221,035	Phibro Animal Health Corp., Class A	3,100	66,867
China Resources Pharmaceutical			Pliant Therapeutics, Inc. (A)	1,497	49,536
Group, Ltd. (B)	169,000	107,748	Prestige Consumer Healthcare, Inc. (A)	7,345	306,360
China Traditional Chinese Medicine			Provention Bio, Inc. (A)	7,022	89,320
Holdings Company, Ltd.	288,400	172,735	Recordati Industria Chimica e
Chugai Pharmaceutical Company, Ltd.	92,600	4,157,288	Farmaceutica SpA	11,282	573,487
Collegium Pharmaceutical, Inc. (A)	5,024	118,516	Relmada Therapeutics, Inc. (A)(C)	2,165	72,181
Corcept Therapeutics, Inc. (A)	14,214	357,482	Revance Therapeutics, Inc. (A)	9,364	245,899
CorMedix, Inc. (A)	5,142	77,130	Richter Gedeon NYRT	18,789	534,510
CSPC Pharmaceutical Group, Ltd.	935,792	977,993	Roche Holding AG	55,085	18,071,118
Cymabay Therapeutics, Inc. (A)	11,194	53,731	Sanofi	123,743	11,355,980
Daiichi Sankyo Company, Ltd.	234,900	6,670,305	Santen Pharmaceutical Company, Ltd.	49,400	680,117
Durect Corp. (A)	30,683	68,116	Shanghai Fosun Pharmaceutical Group
Eisai Company, Ltd.	34,754	2,396,687	Company, Ltd., H Shares	55,500	261,462
Elanco Animal Health, Inc. (A)(D)	6,772	0	Shin Poong Pharmaceutical
Eli Lilly & Company	74,885	15,343,188	Company, Ltd.	2,872	213,684
Endo International PLC (A)	33,179	263,109	Shionogi & Company, Ltd.	36,663	1,873,343
Eton Pharmaceuticals, Inc. (A)(C)	3,830	30,295	SIGA Technologies, Inc. (A)	8,675	54,826
Evofem Biosciences, Inc. (A)(C)	13,216	51,146	Sino Biopharmaceutical, Ltd.	1,077,525	1,198,694
Evolus, Inc. (A)(C)	3,807	46,103	SK Biopharmaceuticals
Fulcrum Therapeutics, Inc. (A)	2,579	32,521	Company, Ltd. (A)	1,532	160,669
GlaxoSmithKline PLC	554,955	9,259,851	SSY Group, Ltd.	157,300	83,752
Graybug Vision, Inc. (A)(C)	1,125	22,590	Sumitomo Dainippon Pharma
H Lundbeck A/S	7,333	278,475	Company, Ltd.	24,800	394,200
Hanmi Pharm Company, Ltd. (A)	660	200,958	Supernus Pharmaceuticals, Inc. (A)	7,171	192,685
Hansoh Pharmaceutical Group			Taisho Pharmaceutical Holdings
Company, Ltd. (A)(B)	124,000	630,834	Company, Ltd.	4,700	289,578
Harmony Biosciences Holdings, Inc. (A)	1,022	36,250	Takeda Pharmaceutical Company, Ltd.	217,228	7,320,321
Harrow Health, Inc. (A)	4,024	30,864	Tarsus Pharmaceuticals, Inc. (A)	1,020	36,975
Hikma Pharmaceuticals PLC	19,016	594,860	Teva Pharmaceutical Industries, Ltd.,
Hisamitsu Pharmaceutical Company, Inc.	7,000	438,685	ADR (A)	89,636	964,483
Hutchison China MediTech, Ltd.,			TherapeuticsMD, Inc. (A)(C)	38,529	58,564
ADR (A)	7,400	212,676	Theravance Biopharma, Inc. (A)	7,006	116,089
Hypera SA	38,079	222,731	Tricida, Inc. (A)	5,152	26,327
Innoviva, Inc. (A)	9,265	105,899	UCB SA	15,000	1,487,349
Intra-Cellular Therapies, Inc. (A)	9,728	344,663	Verrica Pharmaceuticals, Inc. (A)	2,462	33,754
Ipsen SA	4,086	347,906	Viatris, Inc. (A)	113,790	1,689,782
Jazz Pharmaceuticals PLC (A)	12,794	2,149,904	Vifor Pharma AG	3,555	442,313
Johnson & Johnson	248,299	39,345,460	VYNE Therapeutics, Inc. (A)	5,446	40,627
Kala Pharmaceuticals, Inc. (A)(C)	5,951	44,097	WaVe Life Sciences, Ltd. (A)	5,386	50,682
Kalbe Farma Tbk PT	2,076,010	214,021	Xeris Pharmaceuticals, Inc. (A)(C)	7,520	40,984
Kyowa Kirin Company, Ltd.	37,328	1,044,174	Yuhan Corp.	4,934	271,892
Lannett Company, Inc. (A)	5,586	33,851	Zoetis, Inc.	44,826	6,958,788
Luye Pharma Group, Ltd. (B)	185,100	125,042	Zogenix, Inc. (A)	8,247	174,919
Marinus Pharmaceuticals, Inc. (A)(C)	4,147	62,661			255,288,505
Merck & Company, Inc.	238,630	17,329,311
					771,439,797

The accompanying notes are an integral part of the financial statements.	93

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)			Strategic Equity Allocation Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Industrials – 10.7%			Air freight and logistics (continued)
Aerospace and defense – 1.1%			Yamato Holdings Company, Ltd.	42,700	$1,126,803
AAR Corp.	4,931	$196,155	ZTO Express Cayman, Inc., ADR	42,100	1,420,454
Aerojet Rocketdyne Holdings, Inc. (A)	10,546	540,693			37,607,699
AeroVironment, Inc. (A)	3,163	348,183	Airlines – 0.2%
Airbus SE (A)	64,280	7,467,710	Air Canada (A)	19,039	375,514
Aselsan Elektronik Sanayi Ve Ticaret AS	40,065	91,922	Air China, Ltd., H Shares	184,966	152,368
Astronics Corp. (A)	3,592	56,754	Alaska Air Group, Inc. (A)	14,368	934,207
AviChina Industry & Technology			Allegiant Travel Company (A)	1,896	478,152
Company, Ltd., H Shares	262,300	177,258	American Airlines Group, Inc. (A)(C)	70,962	1,485,944
Axon Enterprise, Inc. (A)	14,594	2,415,161	ANA Holdings, Inc. (A)	21,100	509,936
BAE Systems PLC	357,193	2,417,860	China Southern Airlines Company, Ltd.,
CAE, Inc. (C)	32,241	853,274	H Shares (A)	178,900	122,136
Cubic Corp.	4,593	318,984	Delta Air Lines, Inc. (A)	74,096	3,552,162
Curtiss-Wright Corp.	9,531	1,053,080	Deutsche Lufthansa AG (A)(C)	15,141	225,937
Dassault Aviation SA (A)	273	293,525	Hawaiian Holdings, Inc. (A)	6,733	180,579
Ducommun, Inc. (A)	1,563	85,027	Japan Airlines Company, Ltd. (A)	19,500	466,802
General Dynamics Corp.	26,511	4,333,753	JetBlue Airways Corp. (A)	72,214	1,330,904
Hexcel Corp. (A)	19,184	1,031,332	Korean Air Lines Company, Ltd. (A)	15,504	387,254
Howmet Aerospace, Inc. (A)	44,506	1,251,064	Mesa Air Group, Inc. (A)	4,637	56,571
Huntington Ingalls Industries, Inc.	4,618	812,352	Qantas Airways, Ltd. (A)	105,549	405,223
Kaman Corp.	4,055	197,316	Singapore Airlines, Ltd. (A)	140,140	519,440
Korea Aerospace Industries, Ltd. (A)	7,330	215,722	SkyWest, Inc.	7,179	404,680
Kratos Defense & Security			Southwest Airlines Company	68,583	3,986,730
Solutions, Inc. (A)	17,737	487,768	Spirit Airlines, Inc. (A)(C)	14,345	514,699
L3Harris Technologies, Inc.	23,963	4,359,109	Turk Hava Yollari AO (A)	29,292	53,330
Lockheed Martin Corp.	28,080	9,273,420	United Airlines Holdings, Inc. (A)	34,003	1,791,278
Maxar Technologies, Inc.	8,946	428,066
					17,933,846
Mercury Systems, Inc. (A)	12,861	840,595
			Building products – 0.9%
Moog, Inc., Class A	4,352	337,976
			A. O. Smith Corp.	29,650	1,760,321
MTU Aero Engines AG	2,784	662,707
			AAON, Inc.	5,958	459,362
National Presto Industries, Inc.	705	72,143
			Advanced Drainage Systems, Inc.	8,224	904,804
Northrop Grumman Corp.	17,683	5,157,424
			AGC, Inc.	26,784	987,010
PAE, Inc. (A)	8,438	68,938
			Allegion PLC	20,150	2,191,917
Park Aerospace Corp.	3,617	50,240
			Alpha Pro Tech, Ltd. (A)(C)	1,984	27,736
Parsons Corp. (A)	3,233	115,547
			American Woodmark Corp. (A)	2,503	233,805
Raytheon Technologies Corp.	173,208	12,469,244
			Apogee Enterprises, Inc.	3,733	139,614
Rolls-Royce Holdings PLC (A)	925,442	1,394,164
			Assa Abloy AB, B Shares	110,580	2,773,876
Safran SA	35,092	4,783,480
			Builders FirstSource, Inc. (A)	76,930	3,328,376
Singapore Technologies
			Caesarstone, Ltd.	3,805	47,981
Engineering, Ltd.	165,800	464,347
			Carrier Global Corp.	178,365	6,515,673
Teledyne Technologies, Inc. (A)	4,206	1,560,426
			China Lesso Group Holdings, Ltd.	113,000	208,673
Textron, Inc.	26,103	1,314,025
			Cie de Saint-Gobain	56,653	3,046,591
Thales SA	11,658	1,104,127
			Cornerstone Building Brands, Inc. (A)	6,935	78,990
The Boeing Company (A)	60,521	12,831,057
			CSW Industrials, Inc.	1,977	248,252
TransDigm Group, Inc. (A)	6,208	3,579,967
			Daikin Industries, Ltd.	34,400	6,704,178
Triumph Group, Inc. (A)	7,643	111,359
			Fortune Brands Home & Security, Inc.	30,417	2,528,869
Vectrus, Inc. (A)	1,679	91,673
			Geberit AG	2,870	1,692,086
		85,714,927
			Gibraltar Industries, Inc. (A)	4,755	415,349
Air freight and logistics – 0.5%
			Griffon Corp.	6,317	155,398
Air Transport Services Group, Inc. (A)	8,728	231,641	Insteel Industries, Inc.	2,951	91,127
Atlas Air Worldwide Holdings, Inc. (A)	3,747	206,572	JELD-WEN Holding, Inc. (A)	9,996	296,381
CH Robinson Worldwide, Inc.	15,794	1,434,885	Johnson Controls International PLC	158,489	8,842,101
Deutsche Post AG	50,896	2,527,882	Kingspan Group PLC (A)	18,555	1,345,842
DSV Panalpina A/S	21,980	4,020,149	Lennox International, Inc.	8,002
					2,238,720
Echo Global Logistics, Inc. (A)	3,877	108,013	Lixil Corp.	36,700	1,034,871
Expeditors International of
			Masco Corp.	57,290	3,048,974
Washington, Inc.	19,666	1,806,125	Masonite International Corp. (A)	3,568	391,481
FedEx Corp.	28,069	7,143,561	Nibe Industrier AB, B Shares	34,470	1,083,297
Forward Air Corp.	4,094	351,142	Owens Corning	24,855	2,013,752
Hub Group, Inc., Class A (A)	4,912	282,833	PGT Innovations, Inc. (A)	8,413	198,463
Hyundai Glovis Company, Ltd.	1,879	322,410	Quanex Building Products Corp.	4,869	118,463
Radiant Logistics, Inc. (A)	7,290	49,353	Resideo Technologies, Inc. (A)	20,634	495,629
SG Holdings Company, Ltd.	44,100	1,012,577	Rockwool International A/S, B Shares	852	308,031
United Parcel Service, Inc., Class B	83,099	13,115,515	Simpson Manufacturing Company, Inc.	16,301	1,588,695
XPO Logistics, Inc. (A)	20,993	2,447,784	TOTO, Ltd.	19,500	1,182,631
The accompanying notes are an integral part of the financial statements.	94

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)			Strategic Equity Allocation Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Building products (continued)			Commercial services and supplies (continued)
Trane Technologies PLC	52,572	$8,056,133	VSE Corp.	1,522	$58,688
Trex Company, Inc. (A)	26,590	2,436,708	Waste Management, Inc.	40,572	4,499,029
UFP Industries, Inc.	8,742	533,262			40,436,586
Xinyi Glass Holdings, Ltd.	198,000	554,014	Construction and engineering – 0.4%
Commercial services and supplies – 0.5%		70,307,436	ACS Actividades de Construccion y
			Servicios SA	31,023	947,890
ABM Industries, Inc.	9,849	425,280	AECOM (A)	34,622	2,004,268
ACCO Brands Corp.	13,632	110,419	Aegion Corp. (A)	4,576	118,290
A-Living Smart City Services			Ameresco, Inc., Class A (A)	3,563	203,519
Company, Ltd. (B)	48,000	200,984	API Group Corp. (A)(B)	20,492	379,102
Brady Corp., Class A	6,873	360,214	Arcosa, Inc.	7,029	398,755
Brambles, Ltd.	171,120	1,307,250	Argan, Inc.	2,157	107,893
BrightView Holdings, Inc. (A)	5,909	94,012	Bouygues SA	24,757	1,002,265
Casella Waste Systems, Inc., Class A (A)	7,121	412,448	China Communications Services Corp.,
CECO Environmental Corp. (A)	5,797	47,535	Ltd., H Shares	255,200	120,710
China Everbright Environment			China Conch Venture Holdings, Ltd.	168,900	750,729
Group, Ltd.	387,500	221,536	China Railway Group, Ltd., H Shares	382,200	201,834
Cimpress PLC (A)	2,630	260,580	China State Construction International
Cintas Corp.	9,171	2,974,522	Holdings, Ltd.	211,900	146,023
Clean Harbors, Inc. (A)	11,672	993,871	CIMIC Group, Ltd. (A)	10,579	173,897
Copart, Inc. (A)	21,684	2,367,025	Comfort Systems USA, Inc.	5,264	326,052
CoreCivic, Inc.	17,555	126,045	Concrete Pumping Holdings, Inc. (A)	5,190	31,970
Country Garden Services Holdings			Construction Partners, Inc., Class A (A)	3,837	111,043
Company, Ltd.	152,400	1,253,589	DL E&C Company, Ltd. (A)	269	26,577
Covanta Holding Corp.	17,398	244,442	DL Holdings Company, Ltd.	111	8,521
Dai Nippon Printing Company, Ltd.	33,500	605,618	Dycom Industries, Inc. (A)	11,814	904,716
Deluxe Corp.	6,129	242,279	Eiffage SA (A)	9,230	948,705
Ennis, Inc.	3,765	74,622	EMCOR Group, Inc.	20,542	2,000,175
GFL Environmental, Inc.	21,255	659,730	Ferrovial SA	55,041	1,365,999
Greentown Service Group Company, Ltd.	147,000	149,053	Fluor Corp. (A)	49,454	848,631
Harsco Corp. (A)	11,469	187,633	Gamuda BHD (A)	209,500	172,069
Healthcare Services Group, Inc.	27,987	796,230	Granite Construction, Inc.	6,915	237,738
Heritage-Crystal Clean, Inc. (A)	2,689	70,506	Great Lakes Dredge & Dock Corp. (A)	9,330	141,723
Herman Miller, Inc.	22,163	850,062	GS Engineering & Construction Corp.	6,245	201,718
HNI Corp.	6,249	222,402	HC2 Holdings, Inc. (A)	9,756	34,146
IAA, Inc. (A)	30,879	1,810,436	Hebei Construction Group Corp., Ltd.,
Interface, Inc.	8,632	107,209	H Shares	48,500	20,136
KAR Auction Services, Inc.	48,631	676,457	HOCHTIEF AG	1,165	104,112
Kimball International, Inc., Class B	6,273	81,173	Hyundai Engineering & Construction
Knoll, Inc.	7,544	123,043	Company, Ltd.	8,075	285,756
Matthews International Corp., Class A	4,479	159,900	IES Holdings, Inc. (A)	1,292	59,225
McGrath RentCorp	3,553	275,926	Jacobs Engineering Group, Inc.	17,968	2,067,757
Montrose Environmental Group, Inc. (A)	1,589	77,670	Kajima Corp.	62,500	802,108
MSA Safety, Inc.	8,319	1,339,276	MasTec, Inc. (A)	21,170	1,836,498
PICO Holdings, Inc. (A)	3,619	33,078	Matrix Service Company (A)	4,726	64,132
Pitney Bowes, Inc.	25,381	215,231	MYR Group, Inc. (A)	2,373	139,888
Quad/Graphics, Inc. (A)	6,114	26,779	Northwest Pipe Company (A)	1,671	56,864
Rentokil Initial PLC (A)	204,586	1,332,994	NV5 Global, Inc. (A)	1,600	165,216
Republic Services, Inc.	21,951	1,955,615	Obayashi Corp.	91,400	789,037
Ritchie Bros Auctioneers, Inc.	12,441	678,947	Primoris Services Corp.	7,019	234,926
Rollins, Inc.	23,086	765,763	Quanta Services, Inc.	19,249	1,614,029
S-1 Corp.	1,614	119,127	Samsung Engineering Company, Ltd. (A)	16,050	183,811
Secom Company, Ltd.	28,994	2,524,653	Shimizu Corp.	76,800	583,417
Securitas AB, B Shares	34,444	528,060	Skanska AB, B Shares	37,568	909,049
Sohgo Security Services Company, Ltd.	9,700	438,352	Sterling Construction Company, Inc. (A)	4,389	99,981
SP Plus Corp. (A)	3,459	114,666	Taisei Corp.	26,500	939,714
Steelcase, Inc., Class A	12,739	177,582	Tutor Perini Corp. (A)	6,242	91,757
Stericycle, Inc. (A)	21,024	1,363,827	Valmont Industries, Inc.	4,881	1,154,503
Team, Inc. (A)	4,928	54,652	Vinci SA	56,795	5,906,676
Tetra Tech, Inc.	20,204	2,795,627	WillScot Mobile Mini Holdings
The Brink's Company	18,580	1,427,501	Corp. (A)	23,490	651,378
Toppan Printing Company, Ltd.	36,400	575,106	WSP Global, Inc.	12,951	1,121,687
UniFirst Corp.	2,202	533,523			33,796,615
US Ecology, Inc. (A)	4,752	181,574	Electrical equipment – 1.2%
Viad Corp.	3,041	127,235
			ABB, Ltd.	144,659	4,164,658

The accompanying notes are an integral part of the financial statements.	95

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)			Strategic Equity Allocation Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electrical equipment (continued)			Industrial conglomerates (continued)
Acuity Brands, Inc.	8,459	$1,042,995	JG Summit Holdings, Inc.	280,875	$372,566
Allied Motion Technologies, Inc.	1,209	58,685	Keihan Holdings Company, Ltd.	13,000	586,079
American Superconductor Corp. (A)	3,899	92,757	Keppel Corp., Ltd.	157,331	594,942
AMETEK, Inc.	52,615	6,206,992	KOC Holding AS	47,303	137,419
Atkore, Inc. (A)	6,922	468,273	LG Corp.	9,426	785,729
AZZ, Inc.	3,807	194,500	Lotte Corp.	2,491	74,420
Bloom Energy Corp., Class A (A)	12,973	370,120	Melrose Industries PLC (A)	536,578	1,246,990
Doosan Heavy Industries & Construction			Raven Industries, Inc.	5,244	205,565
Company, Ltd. (A)	18,989	177,855	Roper Technologies, Inc.	13,588	5,131,101
Eaton Corp. PLC	91,159	11,867,990	Samsung C&T Corp.	8,294	894,509
Emerson Electric Company	136,770	11,748,543	Siemens AG	39,431	6,102,393
Encore Wire Corp.	2,955	193,641	Sime Darby BHD	328,400	183,777
EnerSys	15,968	1,441,591	SK Holdings Company, Ltd.	3,460	807,483
FuelCell Energy, Inc. (A)	42,143	713,902	SM Investments Corp.	22,465	466,876
Fuji Electric Company, Ltd.	17,700	740,258	Smiths Group PLC	43,938	899,801
Generac Holdings, Inc. (A)	14,431	4,755,880	The Bidvest Group, Ltd.	28,807	319,462
Hubbell, Inc.	12,455	2,210,887	Toshiba Corp.	53,300	1,688,035
Legrand SA	29,033	2,524,111	Turkiye Sise ve Cam Fabrikalari AS	84,668	81,493
LSI Industries, Inc.	4,659	42,024			75,728,479
Mitsubishi Electric Corp.	252,318	3,736,521	Machinery – 2.4%
Nidec Corp.	61,700	7,867,679
			AGCO Corp.	14,104	1,826,186
nVent Electric PLC	39,067	1,025,899
			Airtac International Group	13,000	452,422
Orion Energy Systems, Inc. (A)	4,270	35,868
			Alamo Group, Inc.	1,430	218,261
Plug Power, Inc. (A)	58,238	2,817,554
			Albany International Corp., Class A	4,479	354,065
Powell Industries, Inc.	1,609	50,088
			Alfa Laval AB (A)	34,889	1,077,719
Preformed Line Products Company	545	39,981
			Alstom SA (A)	27,297	1,360,617
Prysmian SpA	26,406	848,190
			Altra Industrial Motion Corp.	9,449	547,286
Regal Beloit Corp.	9,322	1,274,038
			Amada Company, Ltd.	44,800	547,367
Rockwell Automation, Inc.	26,570	6,463,950
			Astec Industries, Inc.	3,277	222,574
Schneider Electric SE	57,383	8,485,473
			Atlas Copco AB, A Shares	74,221	4,235,854
Schneider Electric SE (Euronext
			Atlas Copco AB, B Shares	43,013	2,084,184
London Exchange)	1,474	218,345
			Barnes Group, Inc.	6,900	361,215
Siemens Energy AG (A)	20,506	771,271
			Blue Bird Corp. (A)	2,497	60,702
Siemens Gamesa Renewable Energy SA	27,000	1,001,522
			Caterpillar, Inc.	77,745	16,783,591
Sunrun, Inc. (A)	57,840	3,619,627
			Chart Industries, Inc. (A)	5,289	756,803
Thermon Group Holdings, Inc. (A)	4,963	101,394
			CIRCOR International, Inc. (A)	2,979	106,082
TPI Composites, Inc. (A)	4,484	213,707
			CNH Industrial NV	112,935	1,667,002
Vestas Wind Systems A/S	20,912	3,921,522
			Colfax Corp. (A)	23,123	1,025,505
Vicor Corp. (A)	2,802	275,969
			Columbus McKinnon Corp.	3,382	170,250
WEG SA	83,698	1,165,667
			Crane Company	11,343	951,224
Xinjiang Goldwind Science &
			Cummins, Inc.	21,181	5,363,029
Technology Company, Ltd., H
			Daewoo Shipbuilding & Marine
Shares (C)	77,400	165,514
			Engineering Company, Ltd. (A)	3,742	84,562
Zhuzhou CRRC Times Electric
			Daifuku Company, Ltd.	14,000	1,344,557
Company, Ltd., H Shares	57,400	249,318
			Deere & Company	44,847	15,656,985
		93,364,759
Industrial conglomerates – 1.0%			Donaldson Company, Inc.	28,990	1,707,801
			Doosan Bobcat, Inc. (A)	5,163	147,994
3M Company	74,738	13,083,634	Douglas Dynamics, Inc.	3,349	161,355
Aboitiz Equity Ventures, Inc.	179,260	155,700	Dover Corp.	20,622	2,541,868
Ayala Corp.	26,375	407,179	Energy Recovery, Inc. (A)	5,780	101,728
Carlisle Companies, Inc.	12,258	1,780,475	Enerpac Tool Group Corp.	7,979	197,081
CITIC, Ltd.	615,333	520,574	EnPro Industries, Inc.	3,046	244,716
CJ Corp.	1,650	135,899	Epiroc AB, A Shares	72,939	1,545,839
CK Hutchison Holdings, Ltd.	294,472	2,222,194	Epiroc AB, B Shares	42,932	843,816
DCC PLC	10,900	880,491	ESCO Technologies, Inc.	3,732	394,360
Far Eastern New Century Corp.	316,133	328,429	Evoqua Water Technologies Corp. (A)	13,393	328,798
Fosun International, Ltd.	267,500	401,302	FANUC Corp.	26,500	6,622,533
General Electric Company	1,135,001	14,232,913	Federal Signal Corp.	8,763	319,061
Grupo Carso SAB de CV, Series A1 (A)	46,000	113,257	Flowserve Corp.	18,641	689,717
GT Capital Holdings, Inc.	9,008	103,900	Fortive Corp.	48,256	3,176,210
HAP Seng Consolidated BHD	74,900	157,304	Franklin Electric Company, Inc.	6,669	500,575
Honeywell International, Inc.	90,917	18,397,055	GEA Group AG	7,684	266,042
Investment AB Latour, B Shares	16,323	370,965	Gencor Industries, Inc. (A)	2,109	29,948
Jardine Matheson Holdings, Ltd.	23,732	1,237,167	Graco, Inc.	38,475	2,668,241
Jardine Strategic Holdings, Ltd.	24,100	621,401	Graham Corp.	1,989	30,511
The accompanying notes are an integral part of the financial statements.	96

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)			Strategic Equity Allocation Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Machinery (continued)			Machinery (continued)
Haitian International Holdings, Ltd.	67,200	$230,519	Schindler Holding AG,
Harmonic Drive Systems, Inc. (C)	6,000	462,534	Participation Certificates	3,261	$890,544
Helios Technologies, Inc.	4,565	298,551	Sinotruk Hong Kong, Ltd.	71,600	228,507
Hillenbrand, Inc.	10,772	500,467	SKF AB, B Shares	42,164	1,148,823
Hino Motors, Ltd.	40,200	380,091	SMC Corp.	7,896	4,682,749
Hitachi Construction Machinery			Snap-on, Inc.	7,759	1,575,930
Company, Ltd.	14,900	461,767	Spirax-Sarco Engineering PLC	8,106	1,214,837
Hiwin Technologies Corp.	29,044	415,970	SPX Corp. (A)	6,293	349,828
Hoshizaki Corp.	7,000	617,869	SPX FLOW, Inc. (A)	6,216	382,657
Hurco Companies, Inc.	1,315	41,330	Standex International Corp.	1,786	175,135
Hyster-Yale Materials Handling, Inc.	1,443	123,449	Stanley Black & Decker, Inc.	22,929	4,008,906
Hyundai Heavy Industries Holdings			Techtronic Industries Company, Ltd.	149,500	2,275,379
Company, Ltd.	949	228,163	Tennant Company	2,701	205,816
IDEX Corp.	10,834	2,114,472	Terex Corp.	25,710	1,058,738
Illinois Tool Works, Inc.	41,220	8,333,860	The ExOne Company (A)(C)	1,920	65,472
Ingersoll Rand, Inc. (A)	53,194	2,465,010	The Gorman-Rupp Company	2,560	81,894
ITT, Inc.	19,841	1,646,406	The Greenbrier Companies, Inc.	4,692	220,759
John Bean Technologies Corp.	4,583	676,313	The Manitowoc Company, Inc. (A)	5,314	86,565
Kadant, Inc.	1,655	287,970	The Middleby Corp. (A)	12,771	1,869,802
Kennametal, Inc.	31,236	1,166,977	The Shyft Group, Inc.	5,054	166,226
KION Group AG	3,702	312,804	The Timken Company	15,575	1,220,301
Knorr-Bremse AG	3,597	458,086	The Toro Company	24,640	2,482,973
Komatsu, Ltd.	121,100	3,635,483	THK Company, Ltd.	16,600	539,784
Kone OYJ, B Shares	36,870	2,942,731	TriMas Corp. (A)	6,022	202,279
Korea Shipbuilding & Offshore			Trinity Industries, Inc.	19,400	622,740
Engineering Company, Ltd. (A)	3,864	384,052	Volvo AB, B Shares (A)	158,126	4,048,088
Kubota Corp.	143,300	3,250,822	Wabash National Corp.	7,614	126,240
Kurita Water Industries, Ltd.	13,589	552,059	Wabtec Corp.	25,604	1,854,498
LB Foster Company, Class A (A)	2,279	38,629	Wartsila OYJ ABP	48,649	558,593
Lincoln Electric Holdings, Inc.	13,657	1,613,028	Watts Water Technologies, Inc., Class A	3,970	452,937
Lindsay Corp.	1,550	248,388	Weichai Power Company, Ltd., H Shares	200,980	591,575
Luxfer Holdings PLC	4,061	77,809	Welbilt, Inc. (A)	19,191	306,672
Lydall, Inc. (A)	2,559	89,130	Woodward, Inc.	13,410	1,531,690
Makita Corp.	31,000	1,325,282	Xylem, Inc.	25,792	2,567,852
Meritor, Inc. (A)	10,124	307,466	Yaskawa Electric Corp.	33,200	1,670,381
Miller Industries, Inc.	1,817	71,717	Zoomlion Heavy Industry Science and
MINEBEA MITSUMI, Inc.	50,400	1,247,926	Technology Company, Ltd., H Shares	137,600	209,610
MISUMI Group, Inc.	39,100	1,198,793			187,699,408
Mitsubishi Heavy Industries, Ltd.	44,240	1,283,322	Marine – 0.1%
Miura Company, Ltd.	12,000	624,303
			A.P. Moller - Maersk A/S, Series A	329	657,363
Mueller Industries, Inc.	8,129	330,363
			A.P. Moller - Maersk A/S, Series B	662	1,415,823
Mueller Water Products, Inc., Class A	22,901	295,194
			COSCO SHIPPING Holdings
Nabtesco Corp.	15,600	665,672
			Company, Ltd., H Shares (A)	269,800	299,757
Navistar International Corp. (A)	7,317	322,387
			Costamare, Inc.	7,035	67,888
NGK Insulators, Ltd.	35,800	638,359
			Eneti, Inc.	1,516	30,062
NN, Inc. (A)	7,461	45,587
			Evergreen Marine Corp. Taiwan, Ltd. (A)	264,748	360,568
Nordson Corp.	12,395	2,384,922
			Kirby Corp. (A)	13,788	862,577
NSK, Ltd.	49,500	488,703
			Kuehne + Nagel International AG	4,136	981,433
Omega Flex, Inc.	377	65,033
			Matson, Inc.	6,304	436,678
Oshkosh Corp.	15,659	1,659,854
			MISC BHD	158,000	264,129
Otis Worldwide Corp.	58,274	3,712,637
			Nippon Yusen KK	21,300	616,095
PACCAR, Inc.	49,579	4,511,193
			Pan Ocean Company, Ltd.	28,251	143,567
Parker-Hannifin Corp.	18,432	5,289,247
			SEACOR Holdings, Inc. (A)	2,813	119,581
Park-Ohio Holdings Corp.	1,515	48,980
					6,255,521
Pentair PLC	23,804	1,331,358
			Professional services – 0.6%
Proto Labs, Inc. (A)	3,906	569,026
Rational AG	255	218,529	51job, Inc., ADR (A)	2,800	183,680
RBC Bearings, Inc. (A)	3,598	716,218	Acacia Research Corp. (A)	7,093	50,360
REV Group, Inc.	4,485	55,704	Adecco Group AG	12,130	763,423
Rexnord Corp.	17,551	788,917	Akerna Corp. (A)	2,760	15,263
Samsung Heavy Industries			ASGN, Inc. (A)	19,611	1,823,235
Company, Ltd. (A)	46,129	268,776	Barrett Business Services, Inc.	1,132	80,598
Sandvik AB (A)	124,932	3,355,150	Bureau Veritas SA (A)	31,780	859,701
Schindler Holding AG	1,401	373,035	CBIZ, Inc. (A)	7,467	225,130
			CoreLogic, Inc.	17,862	1,512,197
			CRA International, Inc.	1,148	63,335
The accompanying notes are an integral part of the financial statements.	97

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)			Strategic Equity Allocation Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Professional services (continued)			Road and rail (continued)
Equifax, Inc.	12,694	$2,054,905	Nippon Express Company, Ltd.	9,880	$738,905
Experian PLC	101,240	3,213,744	Norfolk Southern Corp.	29,510	7,438,291
Exponent, Inc.	7,511	724,586	Odakyu Electric Railway Company, Ltd.	40,500	1,190,323
Forrester Research, Inc. (A)	1,670	75,451	Old Dominion Freight Line, Inc.	11,179	2,400,914
Franklin Covey Company (A)	1,985	51,034	Rumo SA (A)	127,800	412,758
FTI Consulting, Inc. (A)	8,190	938,165	Ryder System, Inc.	12,375	838,654
GP Strategies Corp. (A)	2,698	35,425	Saia, Inc. (A)	3,851	772,241
Heidrick & Struggles International, Inc.	2,857	102,538	Seibu Holdings, Inc.	28,300	341,003
Huron Consulting Group, Inc. (A)	3,344	170,210	Tobu Railway Company, Ltd.	25,700	734,628
ICF International, Inc.	2,686	224,147	Tokyu Corp.	68,493	945,408
IHS Markit, Ltd.	38,892	3,506,503	U.S. Xpress Enterprises, Inc.,
Insperity, Inc.	13,465	1,194,346	Class A (A)	3,877	35,862
Intertek Group PLC	17,734	1,329,315	Union Pacific Corp.	78,295	16,125,638
Kelly Services, Inc., Class A (A)	4,929	102,622	Werner Enterprises, Inc.	22,359	959,648
Kforce, Inc.	2,919	149,891	West Japan Railway Company	22,300	1,372,664
Korn Ferry	8,017	493,446			79,084,648
ManpowerGroup, Inc.	13,212	1,247,741	Trading companies and distributors – 0.6%
Nielsen Holdings PLC	37,252	834,817
			Alta Equipment Group, Inc. (A)	3,191	33,857
Nihon M&A Center, Inc.	20,900	1,140,623
			Applied Industrial Technologies, Inc.	5,660	483,194
Persol Holdings Company, Ltd.	24,500	489,429
			Ashtead Group PLC	49,843	2,708,046
Randstad NV (A)	12,177	814,375
			Beacon Roofing Supply, Inc. (A)	8,054	385,223
Recruit Holdings Company, Ltd.	187,200	9,354,267
			BOC Aviation, Ltd. (B)	22,400	216,380
Red Violet, Inc. (A)	1,261	29,255
			Boise Cascade Company	5,714	285,357
RELX PLC	213,465	5,051,017
			Brenntag SE	7,907	612,689
Resources Connection, Inc.	4,763	60,776
			Bunzl PLC	37,179	1,160,753
Robert Half International, Inc.	11,894	925,234
			CAI International, Inc.	2,372	104,368
SGS SA	464	1,326,005
			DXP Enterprises, Inc. (A)	2,508	75,340
Teleperformance	6,396	2,265,817
			EVI Industries, Inc. (A)	863	31,586
Thomson Reuters Corp.	20,272	1,763,406
			Fastenal Company	59,574	2,762,446
TriNet Group, Inc. (A)	6,018	483,065
			Ferguson PLC	24,963	2,953,399
TrueBlue, Inc. (A)	5,311	110,628
			GATX Corp.	13,121	1,252,137
Upwork, Inc. (A)	13,573	731,313
			GMS, Inc. (A)	6,120	223,992
Verisk Analytics, Inc.	16,967	2,780,043
			H&E Equipment Services, Inc.	4,660	144,134
Willdan Group, Inc. (A)	1,637	71,799
			Herc Holdings, Inc. (A)	3,569	313,215
Wolters Kluwer NV	27,606	2,188,308
			ITOCHU Corp.	186,037	5,556,554
		51,611,168
Road and rail – 1.0%			Lawson Products, Inc. (A)	769	40,757
			Marubeni Corp.	227,200	1,702,168
ArcBest Corp.	3,716	219,207	Mitsubishi Corp.	184,300	5,224,581
Aurizon Holdings, Ltd.	218,212	642,572	Mitsui & Company, Ltd.	225,100	4,820,342
Avis Budget Group, Inc. (A)	19,573	1,087,280	MonotaRO Company, Ltd.	17,200	988,860
BTS Group Holdings PCL, NVDR (C)	796,900	246,549	MRC Global, Inc. (A)	11,921	104,190
Canadian National Railway Company	79,966	8,728,648	MSC Industrial Direct Company, Inc.,
Canadian Pacific Railway, Ltd.	15,307	5,454,998	Class A	10,509	905,140
Central Japan Railway Company	19,888	3,277,031	NOW, Inc. (A)	16,299	173,258
CJ Logistics Corp. (A)	885	128,988	Rush Enterprises, Inc., Class A	5,374	228,019
Covenant Logistics Group, Inc. (A)	2,307	41,941	Rush Enterprises, Inc., Class B	1,599	60,682
CSX Corp.	88,857	8,134,858	SiteOne Landscape Supply, Inc. (A)	6,411	1,016,208
Daseke, Inc. (A)	7,824	43,188	Sumitomo Corp.	163,355	2,380,519
East Japan Railway Company	41,600	3,100,534	Systemax, Inc.	1,683	60,756
Hankyu Hanshin Holdings, Inc.	31,300	1,046,521	Textainer Group Holdings, Ltd. (A)	7,142	185,978
Heartland Express, Inc.	7,441	135,426	Titan Machinery, Inc. (A)	3,007	73,672
JB Hunt Transport Services, Inc.	9,700	1,424,639	Toromont Industries, Ltd. (C)	9,669	704,319
Kansas City Southern	10,875	2,309,198	Toyota Tsusho Corp.	29,493	1,244,057
Keikyu Corp.	29,800	474,028	Transcat, Inc. (A)	1,293	57,965
Keio Corp.	14,120	1,059,389	Triton International, Ltd.	8,820	509,620
Keisei Electric Railway Company, Ltd.	17,835	646,260	United Rentals, Inc. (A)	7,485	2,225,889
Kintetsu Group Holdings Company, Ltd.	23,400	984,386	Univar Solutions, Inc. (A)	38,833	773,165
Knight-Swift Transportation			Veritiv Corp. (A)	2,210	52,554
Holdings, Inc.	28,861	1,246,795	W.W. Grainger, Inc.	4,678	1,743,537
Kyushu Railway Company	20,100	525,481	Watsco, Inc.	7,538	1,832,488
Landstar System, Inc.	8,815	1,411,634	WESCO International, Inc. (A)	7,146	573,681
Localiza Rent a Car SA	60,345	624,533			46,985,075
Marten Transport, Ltd.	8,975	145,216	Transportation infrastructure – 0.2%
MTR Corp., Ltd.	166,368	997,616
			Aena SME SA (A)(B)	7,664	1,299,851
Nagoya Railroad Company, Ltd.	25,100	640,795
			Aeroports de Paris (A)	3,177	403,278

The accompanying notes are an integral part of the financial statements.	98

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Transportation infrastructure (continued)
Airports of Thailand PCL, NVDR	438,700	$915,521
Atlantia SpA (A)	54,258	1,015,804
Auckland International Airport, Ltd. (A)	162,076	884,630
Bangkok Expressway & Metro PCL,
NVDR (C)	767,700	200,128
Beijing Capital International Airport
Company, Ltd., H Shares	200,211	155,863
CCR SA	118,515	237,910
China Merchants Port Holdings
Company, Ltd.	152,031	221,289
COSCO SHIPPING Ports, Ltd.	193,108	140,351
Getlink SE	47,750	782,512
Grupo Aeroportuario del Pacifico SAB
de CV, B Shares (A)	38,300	387,174
Grupo Aeroportuario del Sureste SAB de
CV, B Shares (A)	20,905	389,752
International Container Terminal
Services, Inc.	92,030	227,478
Japan Airport Terminal Company, Ltd.	6,900	334,012
Jiangsu Expressway Company, Ltd.,
H Shares	130,055	151,002
Malaysia Airports Holdings BHD	124,222	183,422
Promotora y Operadora de
Infraestructura SAB de CV	22,985	169,567
Shenzhen International Holdings, Ltd.	112,000	185,417
Sydney Airport (A)	150,836	683,778
Taiwan High Speed Rail Corp.	201,632	218,251
Transurban Group	310,708	3,079,184
Westports Holdings BHD	97,500	98,087
Zhejiang Expressway Company, Ltd.,
H Shares	156,982	137,094
		12,501,355
		839,027,522
Information technology – 19.4%
Communications equipment – 0.6%
Acacia Communications, Inc. (A)	5,681	653,258
Accton Technology Corp.	55,000	517,944
ADTRAN, Inc.	6,920	116,533
Applied Optoelectronics, Inc. (A)(C)	3,677	34,288
Arista Networks, Inc. (A)	6,674	1,867,652
BYD Electronic International
Company, Ltd. (C)	70,800	393,771
CalAmp Corp. (A)	5,209	58,185
Calix, Inc. (A)	7,654	302,410
Cambium Networks Corp. (A)	819	34,636
Casa Systems, Inc. (A)	5,195	42,651
Ciena Corp. (A)	35,439	1,848,853
Cisco Systems, Inc.	517,703	23,229,334
Clearfield, Inc. (A)	1,867	60,509
Comtech Telecommunications Corp.	3,696	99,348
Digi International, Inc. (A)	4,254	99,373
DZS, Inc. (A)	2,154	35,843
Extreme Networks, Inc. (A)	17,864	163,813
F5 Networks, Inc. (A)	7,547	1,433,779
Genasys, Inc. (A)	6,024	41,385
Harmonic, Inc. (A)	13,807	106,935
Infinera Corp. (A)	24,154	237,313
Inseego Corp. (A)(C)	10,208	148,935
Juniper Networks, Inc.	40,397	940,442
KMW Company, Ltd. (A)	2,549	140,691
KVH Industries, Inc. (A)	3,193	43,616
Lumentum Holdings, Inc. (A)	17,338	1,560,420
Motorola Solutions, Inc.	20,769	3,644,544
NETGEAR, Inc. (A)	4,330	173,200
NetScout Systems, Inc. (A)	27,227	768,346

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Nokia OYJ (A)	616,887	$2,457,750
PCTEL, Inc. (A)	3,597	27,193
Plantronics, Inc. (A)	5,106	206,742
Resonant, Inc. (A)(C)	7,269	37,145
Ribbon Communications, Inc. (A)	9,814	84,793
Telefonaktiebolaget LM Ericsson,
B Shares	322,170	4,025,817
ViaSat, Inc. (A)	14,733	753,446
Viavi Solutions, Inc. (A)	33,428	541,032
ZTE Corp., H Shares	80,315	204,299
		47,136,224
Electronic equipment, instruments and components – 1.5%
AAC Technologies Holdings, Inc.	75,100	404,320
Akoustis Technologies, Inc. (A)(C)	4,768	68,135
Amphenol Corp., Class A	36,652	4,606,423
Arlo Technologies, Inc. (A)	11,382	79,219
Arrow Electronics, Inc. (A)	17,349	1,739,411
AU Optronics Corp. (A)	950,851	645,047
Avnet, Inc.	22,696	864,037
Azbil Corp.	17,000	723,301
Badger Meter, Inc.	4,228	459,119
Bel Fuse, Inc., Class B	1,899	33,707
Belden, Inc.	16,685	737,644
Benchmark Electronics, Inc.	5,234	148,646
CDW Corp.	17,518	2,748,399
Cognex Corp.	40,104	3,312,189
Coherent, Inc. (A)	5,612	1,357,767
Corning, Inc.	93,605	3,579,455
CTS Corp.	4,609	148,272
Daktronics, Inc.	8,340	45,119
Delta Electronics Thailand PCL	31,600	410,096
Delta Electronics Thailand PCL, NVDR	400	5,191
Delta Electronics, Inc.	213,898	2,152,930
ePlus, Inc. (A)	1,957	185,054
Fabrinet (A)	5,342	471,859
FARO Technologies, Inc. (A)	2,597	242,716
FLIR Systems, Inc.	16,067	857,978
Foxconn Technology Company, Ltd.	101,180	254,045
Halma PLC	41,852	1,324,916
Hamamatsu Photonics KK	19,300	1,139,680
Hexagon AB, B Shares	31,108	2,587,434
Hirose Electric Company, Ltd.	4,430	649,386
Hitachi, Ltd.	133,800	6,171,220
Hon Hai Precision Industry
Company, Ltd.	1,367,172	5,492,267
Ibiden Company, Ltd.	14,600	596,437
II-VI, Inc. (A)	38,823	3,272,779
Innolux Corp. (A)	908,300	553,559
Insight Enterprises, Inc. (A)	5,071	423,885
Intellicheck, Inc. (A)	3,059	37,228
IPG Photonics Corp. (A)	4,375	994,656
Iteris, Inc. (A)	7,266	40,036
Itron, Inc. (A)	5,883	689,723
Jabil, Inc.	30,909	1,334,342
Keyence Corp.	25,206	12,019,759
Keysight Technologies, Inc. (A)	22,702	3,212,787
Kimball Electronics, Inc. (A)	3,789	88,966
Kingboard Holdings, Ltd.	70,600	325,248
Kingboard Laminates Holdings, Ltd.	114,000	194,018
Knowles Corp. (A)	12,921	268,628
Kyocera Corp.	44,400	2,873,895
Largan Precision Company, Ltd.	10,590	1,251,668
LG Display Company, Ltd.	22,893	459,796
LG Innotek Company, Ltd.	1,431	252,861
Littelfuse, Inc.	5,598	1,456,712
The accompanying notes are an integral part of the financial statements.	99

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)			Strategic Equity Allocation Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic equipment, instruments and			IT services (continued)
components (continued)			CSG Systems International, Inc.	4,847	$223,689
Luna Innovations, Inc. (A)	4,865	$57,115	DXC Technology Company	30,261	763,182
Methode Electronics, Inc.	5,312	206,796	Edenred	26,703	1,479,930
MTS Systems Corp.	2,844	165,976	EVERTEC, Inc.	8,821	343,137
Murata Manufacturing Company, Ltd.	79,297	6,797,715	EVO Payments, Inc., Class A (A)	6,179	157,317
Napco Security Technologies, Inc. (A)	1,971	61,357	ExlService Holdings, Inc. (A)	4,866	411,761
National Instruments Corp.	30,140	1,338,216	Fidelity National Information
nLight, Inc. (A)	5,194	197,995	Services, Inc.	73,807	10,185,366
Novanta, Inc. (A)	4,984	659,533	Fiserv, Inc. (A)	68,396	7,890,847
Omron Corp.	25,667	2,082,476	FleetCor Technologies, Inc. (A)	9,920	2,750,915
OSI Systems, Inc. (A)	2,482	234,847	Fujitsu, Ltd.	27,200	3,946,129
PAR Technology Corp. (A)	2,795	242,830	Gartner, Inc. (A)	10,620	1,901,405
PC Connection, Inc.	1,622	74,628	GDS Holdings, Ltd., ADR (A)	9,100	929,656
Plexus Corp. (A)	4,167	349,945	Global Payments, Inc.	35,605	7,049,434
Powerfleet, Inc. (A)	5,377	42,317	GMO Payment Gateway, Inc.	5,600	741,187
Rogers Corp. (A)	2,719	493,444	GreenSky, Inc., Class A (A)	10,820	57,562
Samsung Electro-Mechanics			Grid Dynamics Holdings, Inc. (A)	4,405	65,679
Company, Ltd.	5,531	930,516	i3 Verticals, Inc., Class A (A)	2,920	96,944
Samsung SDI Company, Ltd.	5,387	3,223,198	IBM Corp.	105,988	12,605,153
Sanmina Corp. (A)	9,322	332,050	Information Services Group, Inc. (A)	7,408	26,965
ScanSource, Inc. (A)	3,811	108,385	International Money Express, Inc. (A)	4,271	62,912
Shimadzu Corp.	30,600	1,110,323	Itochu Techno-Solutions Corp.	12,900	396,499
Sunny Optical Technology Group			Jack Henry & Associates, Inc.	9,077	1,347,390
Company, Ltd.	74,050	1,845,070	KBR, Inc.	53,512	1,658,872
SYNNEX Corp.	9,469	844,256	Kingsoft Cloud Holdings, Ltd., ADR (A)	5,700	335,616
Synnex Technology International Corp.	143,544	254,082	Leidos Holdings, Inc.	15,913	1,407,505
TDK Corp.	17,900	2,577,846	Limelight Networks, Inc. (A)	17,325	56,653
TE Connectivity, Ltd.	40,522	5,269,076	LiveRamp Holdings, Inc. (A)	24,609	1,554,304
Trimble, Inc. (A)	30,651	2,272,465	ManTech International Corp., Class A	3,959	309,435
TTM Technologies, Inc. (A)	14,477	204,415	Mastercard, Inc., Class A	104,641	37,027,218
Unimicron Technology Corp.	133,000	464,849	MAXIMUS, Inc.	23,039	1,872,610
Venture Corp., Ltd.	29,600	422,389	MoneyGram International, Inc. (A)	8,878	59,216
Vishay Intertechnology, Inc.	49,779	1,188,225	NEC Corp.	35,800	1,958,231
Vishay Precision Group, Inc. (A)	1,845	59,630	Nexi SpA (A)(B)	48,306	864,462
Vontier Corp. (A)	20,644	648,222	NIC, Inc.	9,617	333,806
Walsin Technology Corp.	35,000	318,595	Nomura Research Institute, Ltd.	44,100	1,368,245
WPG Holdings, Ltd.	171,360	278,861	NTT Data Corp.	87,200	1,338,659
Yageo Corp.	40,726	865,787	Obic Company, Ltd.	9,600	1,617,199
Yokogawa Electric Corp.	31,900	610,094	Otsuka Corp.	14,300	664,288
Zebra Technologies Corp., Class A (A)	6,532	3,262,277	Paychex, Inc.	38,057	3,465,851
Zhen Ding Technology Holding, Ltd.	64,817	278,916	PayPal Holdings, Inc. (A)	139,368	36,214,775
		114,366,682	Perficient, Inc. (A)	4,787	266,588
IT services – 3.5%			Perspecta, Inc.	51,884	1,515,013
			Rackspace Technology, Inc. (A)	4,790	100,686
Accenture PLC, Class A	75,360	18,907,824
			Repay Holdings Corp. (A)	9,022	196,680
Adyen NV (A)(B)	1,850	4,316,761
			Sabre Corp.	72,859	1,070,299
Afterpay, Ltd. (A)	24,176	2,208,336
			Samsung SDS Company, Ltd.	3,432	592,682
Akamai Technologies, Inc. (A)	19,363	1,829,804
			Science Applications International Corp.	13,371	1,151,644
Alliance Data Systems Corp.	10,959	1,057,544
			SCSK Corp.	7,200	425,233
Amadeus IT Group SA (A)	51,162	3,571,991
			Shopify, Inc., Class A (A)	12,094	15,668,506
Atos SE	10,765	841,386
			StarTek, Inc. (A)	3,226	26,163
Automatic Data Processing, Inc.	51,006	8,876,064
			Sykes Enterprises, Inc. (A)	5,592	228,489
Bechtle AG	1,358	255,718
			The Hackett Group, Inc.	3,780	59,044
BM Technologies, Inc. (A)	672	8,473
			The Western Union Company	48,898	1,135,412
Brightcove, Inc. (A)	5,835	127,086
			TIS, Inc.	30,900	643,259
Broadridge Financial Solutions, Inc.	13,752	1,959,522
			TravelSky Technology, Ltd., H Shares	98,900	249,399
CACI International, Inc., Class A (A)	5,791	1,281,780
			TTEC Holdings, Inc.	2,641	222,214
Capgemini SE	17,588	2,824,633
			Tucows, Inc., Class A (A)(C)	1,376	108,732
Cardtronics PLC, Class A (A)	5,310	204,701
			Unisys Corp. (A)	9,009	221,171
Cass Information Systems, Inc.	2,164	93,225
			VeriSign, Inc. (A)	11,944	2,317,494
CGI, Inc. (A)	26,229	1,958,003
			Verra Mobility Corp. (A)	19,875	283,219
Cognizant Technology Solutions Corp.,
			Visa, Inc., Class A	201,694	42,837,789
Class A	63,594	4,672,887
			WEX, Inc. (A)	10,134	2,111,419
Computershare, Ltd.	55,509	567,942
			Wix.com, Ltd. (A)	4,500	1,568,565
Concentrix Corp. (A)	9,460	1,168,405

Conduent, Inc. (A)	24,271	130,578
The accompanying notes are an integral part of the financial statements.	100

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)			Strategic Equity Allocation Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
IT services (continued)			Semiconductors and semiconductor equipment (continued)
Worldline SA (A)(B)	26,082	$2,326,558	Powertech Technology, Inc.	84,199	$301,903
		277,728,925	Qorvo, Inc. (A)	13,315	2,326,530
Semiconductors and semiconductor equipment – 4.7%			QUALCOMM, Inc.	132,033	17,981,574
			Rambus, Inc. (A)	16,682	349,988
Advanced Energy Industries, Inc.	5,555	580,220
			Realtek Semiconductor Corp.	53,584	884,071
Advanced Micro Devices, Inc. (A)	140,405	11,865,627
			Renesas Electronics Corp. (A)	107,600	1,183,673
Advantest Corp.	27,600	2,279,955
			Rohm Company, Ltd.	12,200	1,208,057
Alpha & Omega Semiconductor, Ltd. (A)	2,974	104,655
			Semtech Corp. (A)	24,357	1,785,612
Ambarella, Inc. (A)	4,835	543,889
			Silergy Corp.	8,000	767,992
Amkor Technology, Inc.	37,001	883,954
			Silicon Laboratories, Inc. (A)	16,395	2,553,357
Analog Devices, Inc.	43,134	6,721,140
			SiTime Corp. (A)	1,335	130,069
Applied Materials, Inc.	106,617	12,601,063
			SK Hynix, Inc.	53,457	6,714,461
ASE Technology Holding Company, Ltd.	359,422	1,340,380
			Skyworks Solutions, Inc.	19,388	3,447,574
ASM Pacific Technology, Ltd.	33,300	462,267
			SMART Global Holdings, Inc. (A)	2,000	93,380
ASMedia Technology, Inc.	3,000	182,903
			SolarEdge Technologies, Inc. (A)	11,760	3,508,126
ASML Holding NV	43,407	24,617,029
			STMicroelectronics NV	69,840	2,712,395
Atomera, Inc. (A)(C)	2,526	70,677
			SUMCO Corp.	36,400	837,557
Axcelis Technologies, Inc. (A)	4,873	179,668
			SunPower Corp. (A)(C)	11,178	388,659
AXT, Inc. (A)	5,635	72,861
			Synaptics, Inc. (A)	12,968	1,738,101
Broadcom, Inc.	47,222	22,188,201
			Taiwan Semiconductor Manufacturing
Brooks Automation, Inc.	27,582	2,293,719
			Company, Ltd.	2,694,915	58,875,878
CEVA, Inc. (A)	3,216	196,916
			Teradyne, Inc.	19,386	2,493,233
Cirrus Logic, Inc. (A)	13,311	1,088,574
			Texas Instruments, Inc.	107,161	18,460,625
CMC Materials, Inc.	10,933	1,864,077
			Tokyo Electron, Ltd.	20,615	8,596,804
Cohu, Inc. (A)	6,021	261,612
			Ultra Clean Holdings, Inc. (A)	5,871	272,297
Cree, Inc. (A)	25,339	2,874,963
			United Microelectronics Corp.	1,273,774	2,483,559
CyberOptics Corp. (A)	1,322	35,364
			Universal Display Corp.	9,844	2,083,876
Diodes, Inc. (A)	6,244	490,279
			Vanguard International
Disco Corp.	4,000	1,261,175
			Semiconductor Corp.	99,302	413,060
DSP Group, Inc. (A)	3,658	56,955
			Veeco Instruments, Inc. (A)	7,231	155,467
Enphase Energy, Inc. (A)	14,748	2,596,533
			Win Semiconductors Corp.	38,000	518,522
First Solar, Inc. (A)	19,469	1,577,378
			Winbond Electronics Corp.	330,000	361,277
FormFactor, Inc. (A)	11,290	512,227
			Xilinx, Inc.	28,616	3,728,665
Globalwafers Company, Ltd.	24,000	637,232
			Xinyi Solar Holdings, Ltd.	427,000	896,857
GSI Technology, Inc. (A)	3,615	26,534
					371,321,269
Hua Hong			Software – 5.2%
Semiconductor, Ltd. (A)(B)(C)	47,100	287,221
Ichor Holdings, Ltd. (A)	3,269	139,782	8x8, Inc. (A)	15,452	528,613
Impinj, Inc. (A)	2,525	161,524	A10 Networks, Inc. (A)	8,800	82,192
Infineon Technologies AG	67,640	2,943,132	ACI Worldwide, Inc. (A)	43,598	1,668,059
Intel Corp.	478,403	29,077,334	Adobe, Inc. (A)	58,671	26,969,299
KLA Corp.	18,032	5,612,099	Agilysys, Inc. (A)	2,821	168,103
Lam Research Corp.	16,812	9,535,598	Alarm.com Holdings, Inc. (A)	6,951	610,854
Lasertec Corp.	10,400	1,273,367	Altair Engineering, Inc., Class A (A)	6,399	394,114
Lattice Semiconductor Corp. (A)	19,861	955,711	American Software, Inc., Class A	4,752	95,990
MACOM Technology Solutions			ANSYS, Inc. (A)	10,504	3,581,759
Holdings, Inc. (A)	6,886	443,114	Appfolio, Inc., Class A (A)	2,394	392,664
Maxeon Solar Technologies, Ltd. (A)(C)	1,477	49,731	Appian Corp. (A)(C)	5,206	894,911
Maxim Integrated Products, Inc.	31,204	2,907,277	Autodesk, Inc. (A)	26,893	7,422,468
MaxLinear, Inc. (A)	10,068	400,404	Avaya Holdings Corp. (A)	12,131	359,927
MediaTek, Inc.	165,752	5,320,076	AVEVA Group PLC	12,675	602,093
Microchip Technology, Inc.	30,396	4,639,341	Benefitfocus, Inc. (A)	4,265	64,828
Micron Technology, Inc. (A)	129,958	11,895,056	Blackbaud, Inc. (A)	18,648	1,283,355
MKS Instruments, Inc.	12,662	2,087,964	BlackBerry, Ltd. (A)	59,381	600,529
Monolithic Power Systems, Inc.	4,949	1,853,499	Blackline, Inc. (A)	7,451	924,073
Nanya Technology Corp.	137,196	474,298	Bottomline Technologies DE, Inc. (A)	6,536	293,336
NeoPhotonics Corp. (A)	7,108	68,308	Box, Inc., Class A (A)	20,801	381,698
Novatek Microelectronics Corp.	63,900	1,088,041	Cadence Design Systems, Inc. (A)	34,114	4,813,144
NVE Corp.	840	59,195	CDK Global, Inc.	27,946	1,401,212
NVIDIA Corp.	72,262	39,641,488	Cerence, Inc. (A)	5,354	595,472
Onto Innovation, Inc. (A)	6,937	433,285	Ceridian HCM Holding, Inc. (A)	29,869	2,678,055
PDF Solutions, Inc. (A)	4,257	78,159	ChannelAdvisor Corp. (A)	3,992	90,219
Phison Electronics Corp.	16,884	278,074	Check Point Software
Photronics, Inc. (A)	9,063	107,940	Technologies, Ltd. (A)	9,200	1,014,208
Pixelworks, Inc. (A)	8,090	29,043	China Youzan, Ltd. (A)	1,436,000	614,411
Power Integrations, Inc.	8,600	759,982	Citrix Systems, Inc.	15,058	2,011,448
The accompanying notes are an integral part of the financial statements.	101

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)			Strategic Equity Allocation Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Software (continued)			Software (continued)
Cloudera, Inc. (A)	30,031	$484,700	Teradata Corp. (A)	25,100	$1,006,510
Cognyte Software, Ltd. (A)	9,529	275,102	The Sage Group PLC	119,882	936,753
CommVault Systems, Inc. (A)	17,014	1,084,302	Topicus.com, Inc. (A)	770	39,970
Constellation Software, Inc.	2,267	2,935,236	TOTVS SA	48,600	272,129
Cornerstone OnDemand, Inc. (A)	9,050	457,206	Trend Micro, Inc.	18,300	884,675
CyberArk Software, Ltd. (A)	3,200	469,856	Tyler Technologies, Inc. (A)	4,932	2,285,587
Dassault Systemes SE	14,351	2,980,669	Upland Software, Inc. (A)	3,928	194,161
Digimarc Corp. (A)(C)	1,743	63,776	Varonis Systems, Inc. (A)	4,558	836,575
Digital Turbine, Inc. (A)	12,315	1,016,850	Verint Systems, Inc. (A)	9,489	467,713
Domo, Inc., Class B (A)	3,812	242,939	Veritone, Inc. (A)(C)	3,414	123,075
Douzone Bizon Company, Ltd.	1,894	185,014	VirnetX Holding Corp. (C)	9,049	62,981
Ebix, Inc.	3,935	95,935	WiseTech Global, Ltd.	16,506	345,137
eGain Corp. (A)	3,365	39,101	Workiva, Inc. (A)	5,818	588,491
Envestnet, Inc. (A)	7,785	498,396	Xero, Ltd. (A)	13,766	1,259,853
Fair Isaac Corp. (A)	6,682	3,057,349	Xperi Holding Corp.	15,307	322,978
Fortinet, Inc. (A)	16,479	2,782,479	Yext, Inc. (A)	15,197	257,133
GTY Technology Holdings, Inc. (A)(C)	7,444	54,565	Zix Corp. (A)	8,742	64,516
Intelligent Systems Corp. (A)(C)	1,211	48,052	Zuora, Inc., Class A (A)	14,884	222,218
InterDigital, Inc.	11,604	735,345			406,366,599
Intuit, Inc.	32,135	12,537,149	Technology hardware, storage and peripherals – 3.9%
j2 Global, Inc. (A)	16,183	1,802,463
			3D Systems Corp. (A)	17,699	634,332
Kingdee International Software Group
			Acer, Inc.	317,008	305,362
Company, Ltd. (A)	251,800	901,195
			Advantech Company, Ltd.	41,834	544,026
Kingsoft Corp., Ltd.	86,000	602,090
			Apple, Inc.	1,958,042	237,432,128
LivePerson, Inc. (A)	9,131	599,176
			Asustek Computer, Inc.	77,354	843,564
Manhattan Associates, Inc. (A)	14,588	1,793,595
			Avid Technology, Inc. (A)	4,518	87,604
Microsoft Corp.	924,676	214,876,209
			Brother Industries, Ltd.	31,100	616,240
MicroStrategy, Inc., Class A (A)(C)	1,070	802,939
			Canon, Inc.	138,096	2,995,044
Mimecast, Ltd. (A)	8,400	360,192
			Catcher Technology Company, Ltd.	75,475	519,599
Mitek Systems, Inc. (A)	5,840	89,235
			Chicony Electronics Company, Ltd.	64,224	216,079
Model N, Inc. (A)	5,039	213,402
			Compal Electronics, Inc.	450,148	358,537
Nemetschek SE	2,852	179,690
			Corsair Gaming, Inc. (A)(C)	3,353	120,172
Nice, Ltd. (A)	5,158	1,191,407
			Diebold Nixdorf, Inc. (A)	10,374	150,630
NortonLifeLock, Inc.	72,385	1,412,231
			Eastman Kodak Company (A)	2,624	22,619
OneSpan, Inc. (A)	4,821	112,619
			FUJIFILM Holdings Corp.	49,715	2,842,717
Open Text Corp.	31,331	1,395,443
			Hewlett Packard Enterprise Company	157,677	2,295,777
Oracle Corp.	231,992	14,965,804
			HP, Inc.	168,277	4,874,985
Oracle Corp. Japan	5,300	537,898
			Immersion Corp. (A)	2,863	28,372
Paycom Software, Inc. (A)	5,991	2,242,072
			Intevac, Inc. (A)	4,483	28,557
Paylocity Holding Corp. (A)	8,596	1,643,469
			Inventec Corp.	266,495	237,180
Ping Identity Holding Corp. (A)	5,444	127,553
			Lenovo Group, Ltd.	751,764	950,259
Progress Software Corp.	6,607	281,062
			Lite-On Technology Corp.	230,018	490,232
PROS Holdings, Inc. (A)	5,809	275,347
			Logitech International SA	12,811	1,361,997
PTC, Inc. (A)	24,112	3,301,897
			Micro-Star International Company, Ltd.	74,300	397,396
Q2 Holdings, Inc. (A)	7,376	898,987
			NCR Corp. (A)	29,601	1,028,931
QAD, Inc., Class A	1,731	111,130
			NetApp, Inc.	27,369	1,713,299
Qualys, Inc. (A)	12,680	1,231,989
			Pegatron Corp.	215,500	576,775
Rapid7, Inc. (A)	7,581	577,975
			Quanta Computer, Inc.	315,000	960,815
Rimini Street, Inc. (A)	3,962	30,785
			Quantum Corp. (A)	5,101	42,542
Sailpoint Technologies Holdings, Inc. (A)	33,749	1,902,769
			Ricoh Company, Ltd.	92,500	808,834
salesforce.com, Inc. (A)	111,908	24,228,082
			Samsung Electronics Company, Ltd.	466,376	34,178,658
SAP SE	53,750	6,648,159
			Seagate Technology PLC	27,386	2,005,477
Sapiens International Corp. NV	4,039	126,744
			Seiko Epson Corp.	38,669	640,833
ServiceNow, Inc. (A)	23,861	12,728,889
			Super Micro Computer, Inc. (A)	6,504	212,226
ShotSpotter, Inc. (A)	1,165	48,907
			Western Digital Corp.	37,276	2,554,524
Smith Micro Software, Inc. (A)	6,074	40,088
			Wistron Corp.	312,580	358,945
Sprout Social, Inc., Class A (A)	4,064	276,230
			Wiwynn Corp.	9,000	259,441
SPS Commerce, Inc. (A)	5,192	522,990
			Xerox Holdings Corp.	20,416	520,200
Sumo Logic, Inc. (A)(C)	1,975	60,001
			Xiaomi Corp., Class B (A)(B)	1,490,300	4,954,580
SVMK, Inc. (A)	18,020	335,532
					309,169,488
Synchronoss Technologies, Inc. (A)	6,891	30,527
Synopsys, Inc. (A)	18,666	4,577,090			1,526,089,187
TeamViewer AG (A)(B)	7,572	406,021	Materials – 5.1%
Temenos AG	5,171	698,228	Chemicals – 2.5%
Tenable Holdings, Inc. (A)	10,437	426,978
			AdvanSix, Inc. (A)	4,048	112,534

The accompanying notes are an integral part of the financial statements.	102

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)			Strategic Equity Allocation Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Chemicals (continued)			Chemicals (continued)
Air Liquide SA	51,669	$7,781,092	NewMarket Corp.	1,680	$636,686
Air Products & Chemicals, Inc.	40,746	10,415,493	Nippon Paint Holdings Company, Ltd.	20,200	1,504,561
Air Water, Inc.	25,500	420,842	Nippon Sanso Holdings Corp.	21,100	398,775
Akzo Nobel NV	19,781	2,045,550	Nissan Chemical Corp.	17,100	935,254
Albemarle Corp.	21,266	3,343,228	Nitto Denko Corp.	22,044	1,892,194
American Vanguard Corp.	4,442	86,708	Novozymes A/S, B Shares	21,990	1,353,744
Amyris, Inc. (A)(C)	15,610	215,418	Nutrien, Ltd.	64,263	3,468,667
Arkema SA	7,568	834,278	Olin Corp.	32,627	1,009,479
Asahi Kasei Corp.	174,000	1,887,661	Orbia Advance Corp. SAB de CV	105,580	244,912
Ashland Global Holdings, Inc.	12,520	1,053,182	Orica, Ltd.	46,607	451,968
Avient Corp.	34,371	1,485,515	Orion Engineered Carbons SA	8,808	155,902
Balchem Corp.	4,703	561,350	Petronas Chemicals Group BHD	288,845	528,671
Barito Pacific Tbk PT (A)	2,764,500	212,748	PPG Industries, Inc.	43,544	5,870,602
BASF SE	47,445	3,881,517	PQ Group Holdings, Inc.	5,523	84,833
Cabot Corp.	12,998	639,892	PTT Global Chemical PCL, NVDR	234,200	478,382
Celanese Corp.	21,549	2,993,372	Quaker Chemical Corp.	1,941	548,100
CF Industries Holdings, Inc.	39,435	1,785,617	Rayonier Advanced Materials, Inc. (A)	9,716	89,873
Chase Corp.	1,084	116,725	RPM International, Inc.	29,839	2,376,378
Chr. Hansen Holding A/S (A)	11,105	952,232	Sasol, Ltd. (A)	57,352	708,977
Clariant AG	15,726	329,000	Sensient Technologies Corp.	15,913	1,238,827
Corteva, Inc.	137,344	6,201,082	Shin-Etsu Chemical Company, Ltd.	48,937	8,020,492
Covestro AG (B)	9,567	692,709	Sika AG	11,122	2,941,095
Croda International PLC	15,411	1,330,522	SK Chemicals Company, Ltd.	751	250,974
Dow, Inc.	136,741	8,110,109	Solvay SA	8,794	1,070,406
DuPont de Nemours, Inc.	98,892	6,954,085	Stepan Company	3,116	376,070
Eastman Chemical Company	24,973	2,728,550	Sumitomo Chemical Company, Ltd.	206,900	1,007,255
Ecolab, Inc.	45,781	9,584,710	Symrise AG	6,494	758,641
EMS-Chemie Holding AG	623	552,062	Teijin, Ltd.	24,900	429,578
Evonik Industries AG	10,974	369,566	The Chemours Company	37,776	888,869
Ferro Corp. (A)	12,051	191,249	The Mosaic Company	63,595	1,869,693
FMC Corp.	23,921	2,432,526	The Scotts Miracle-Gro Company	9,344	1,991,674
Formosa Chemicals & Fibre Corp.	384,471	1,186,370	The Sherwin-Williams Company	15,069	10,252,043
Formosa Plastics Corp.	420,040	1,469,068	Toray Industries, Inc.	192,800	1,271,876
FutureFuel Corp.	3,983	58,470	Tosoh Corp.	36,600	672,813
GCP Applied Technologies, Inc. (A)	7,208	178,686	Trecora Resources (A)	5,231	37,140
Givaudan SA	719	2,707,949	Tredegar Corp.	4,105	62,560
Hawkins, Inc.	1,520	95,152	Trinseo SA	5,560	359,788
HB Fuller Company	7,525	421,927	Tronox Holdings PLC, Class A	13,039	239,135
ICL Group, Ltd.	59,372	341,549	Umicore SA	23,217	1,363,969
Indorama Ventures PCL, NVDR (C)	175,500	226,191	Valvoline, Inc.	42,545	1,061,923
Ingevity Corp. (A)	15,574	1,082,082	Yara International ASA	18,671	897,004
Innospec, Inc.	3,581	359,711			198,931,807
International Flavors & Fragrances, Inc.	45,843	6,212,185	Construction materials – 0.3%
Intrepid Potash, Inc. (A)	1,655	49,137
			Anhui Conch Cement Company, Ltd.,
Johnson Matthey PLC	21,518	919,478
			H Shares	128,610	826,484
JSR Corp.	28,300	848,252
			Asia Cement Corp.	236,687	362,014
Kansai Paint Company, Ltd.	24,500	641,041
			Cemex SAB de CV, Series CPO (A)	1,518,288	1,006,580
Koninklijke DSM NV	17,553	2,894,237
			China National Building Material
Koppers Holdings, Inc. (A)	3,079	102,869
			Company, Ltd., H Shares	402,900	609,545
Kraton Corp. (A)	4,585	170,516
			China Resources Cement Holdings, Ltd.	253,900	302,086
Kronos Worldwide, Inc.	3,415	49,347
			CRH PLC	94,992	4,123,718
Kumho Petrochemical
			Eagle Materials, Inc.	9,603	1,204,024
Company, Ltd. (A)	1,817	340,440
			Forterra, Inc. (A)	4,156	96,710
Kuraray Company, Ltd.	44,100	496,424
			HeidelbergCement AG	7,767	614,316
LANXESS AG	4,418	327,925
			Indocement Tunggal Prakarsa Tbk PT	146,320	128,129
LG Chem, Ltd.	4,495	3,318,496
			James Hardie Industries PLC, CHESS
Linde PLC	96,758	23,635,077
			Depositary Interest	50,327	1,411,532
Livent Corp. (A)	21,481	399,976
			LafargeHolcim, Ltd. (A)	41,308	2,278,828
Lotte Chemical Corp.	1,715	483,743
			Martin Marietta Materials, Inc.	11,480	3,867,268
LyondellBasell Industries NV, Class A	47,399	4,886,363
			POSCO Chemical Company, Ltd.	2,629	368,516
Minerals Technologies, Inc.	12,764	909,180
			Semen Indonesia Persero Tbk PT	294,492	210,486
Mitsubishi Chemical Holdings Corp.	176,350	1,233,201
			Summit Materials, Inc., Class A (A)	16,834	466,470
Mitsubishi Gas Chemical Company, Inc.	22,100	517,644
			Taiheiyo Cement Corp.	16,200	406,497
Mitsui Chemicals, Inc.	25,600	793,033
			Taiwan Cement Corp.	528,544	796,435
Nan Ya Plastics Corp.	565,610	1,475,181
			The Siam Cement PCL, NVDR	80,400	967,761

The accompanying notes are an integral part of the financial statements.	103

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)			Strategic Equity Allocation Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Construction materials (continued)			Metals and mining (continued)
U.S. Concrete, Inc. (A)	2,368	$121,857	Fortitude Gold Corp. (A)	3,169	$12,264
United States Lime & Minerals, Inc.	349	48,909	Franco-Nevada Corp.	21,406	2,291,986
Vulcan Materials Company	24,428	4,079,232	Freeport-McMoRan, Inc. (A)	267,836	9,082,319
		24,297,397	Fresnillo PLC	19,755	249,490
Containers and packaging – 0.4%			Gatos Silver, Inc. (A)(C)	3,708	51,764
			Glencore PLC (A)	1,106,168	4,501,658
Amcor PLC	289,154	3,163,345
			Gold Fields, Ltd.	88,453	730,330
AptarGroup, Inc.	14,863	1,933,230
			Gold Resource Corp.	12,234	32,909
Avery Dennison Corp.	15,378	2,694,379
			Grupo Mexico SAB de CV, Series B	312,800	1,482,888
Ball Corp.	60,303	5,149,273
			Harmony Gold Mining
CCL Industries, Inc., Class B	17,340	913,327
			Company, Ltd. (A)	53,576	201,173
Greif, Inc., Class A	9,652	466,192
			Haynes International, Inc.	2,206	61,614
Greif, Inc., Class B	1,040	51,480
			Hecla Mining Company	76,076	496,776
International Paper Company	72,466	3,597,937
			Hitachi Metals, Ltd.	29,500	469,983
Klabin SA (A)	70,742	372,001
			Hyundai Steel Company	8,724	309,268
Myers Industries, Inc.	5,189	114,884
			Impala Platinum Holdings, Ltd.	81,159	1,315,938
O-I Glass, Inc. (A)	59,014	689,284
			Industrias Penoles SAB de CV (A)	13,265	182,182
Packaging Corp. of America	17,482	2,307,974
			JFE Holdings, Inc. (A)	67,200	708,667
Pactiv Evergreen, Inc.	5,950	83,181
			Jiangxi Copper Company, Ltd., H Shares	121,825	295,034
Ranpak Holdings Corp. (A)	4,165	75,012
			Kaiser Aluminum Corp.	2,318	264,484
Sealed Air Corp.	28,599	1,198,298
			KGHM Polska Miedz SA (A)	16,487	827,459
Silgan Holdings, Inc.	18,031	677,244
			Kinross Gold Corp.	142,919	888,330
Smurfit Kappa Group PLC	29,570	1,393,759
			Kirkland Lake Gold, Ltd.	29,386	961,060
Sonoco Products Company	23,060	1,373,684
			Korea Zinc Company, Ltd.	852	305,054
UFP Technologies, Inc. (A)	1,275	63,138
			Kumba Iron Ore, Ltd.	6,545	280,355
Westrock Company	48,419	2,110,584
			Lundin Mining Corp.	75,876	868,704
		28,428,206
			Materion Corp.	2,972	203,523
Metals and mining – 1.8%
			Merdeka Copper Gold Tbk PT (A)	950,700	188,437
1911 Gold Corp. (A)	2,060	923	Newcrest Mining, Ltd.	92,465	1,737,581
African Rainbow Minerals, Ltd.	11,597	225,340	Newmont Corp.	148,098	8,053,569
Agnico Eagle Mines, Ltd.	27,147	1,515,420	Nippon Steel Corp. (A)	111,178	1,647,188
Alcoa Corp. (A)	27,425	673,284	Norsk Hydro ASA	144,472	799,834
Allegheny Technologies, Inc. (A)	18,684	367,327	Northam Platinum, Ltd. (A)	35,894	524,510
Aluminum Corp. of China, Ltd., H			Northern Star Resources, Ltd.	124,325	962,979
Shares (A)	422,880	212,037	Novagold Resources, Inc. (A)	34,520	288,242
Anglo American Platinum, Ltd.	5,425	657,090	Nucor Corp.	55,661	3,329,641
Anglo American PLC	135,948	5,274,916	Pan American Silver Corp.	23,663	781,887
AngloGold Ashanti, Ltd.	41,670	833,329	POSCO	7,312	1,815,623
Antofagasta PLC	43,418	1,083,621	Press Metal Aluminium Holdings BHD	169,200	404,077
ArcelorMittal SA	78,334	1,829,202	Reliance Steel & Aluminum Company	14,641	1,935,540
Arconic Corp. (A)	14,521	318,300	Rio Tinto PLC	124,182	10,762,468
B2Gold Corp.	119,170	518,782	Rio Tinto, Ltd.	42,290	4,149,494
Barrick Gold Corp.	199,402	3,721,356	Royal Gold, Inc.	15,066	1,562,495
BHP Group PLC	233,943	7,430,150	Ryerson Holding Corp. (A)	2,567	32,678
BHP Group, Ltd.	334,975	12,662,209	Schnitzer Steel Industries, Inc., Class A	3,736	129,041
BlueScope Steel, Ltd.	57,263	731,316	Shandong Gold Mining Company, Ltd.,
Boliden AB	30,130	1,193,252	H Shares (B)	64,750	130,029
Caledonia Mining Corp. PLC (C)	1,996	28,263	Sibanye Stillwater, Ltd.	230,274	1,058,757
Carpenter Technology Corp.	6,989	284,173	South32, Ltd.	547,726	1,163,880
Century Aluminum Company (A)	7,258	99,652	Southern Copper Corp.	11,900	848,827
China Hongqiao Group, Ltd.	179,800	222,889	SSR Mining, Inc. (A)	24,829	352,554
China Molybdenum Company, Ltd.,			Steel Dynamics, Inc.	45,894	1,908,273
H Shares	343,500	264,938	Sumitomo Metal Mining Company, Ltd.	32,100	1,556,947
China Steel Corp.	1,270,958	1,127,994	SunCoke Energy, Inc.	12,148	77,626
Cia de Minas Buenaventura SAA,			Teck Resources, Ltd., Class B	53,063	1,104,958
ADR (A)	29,200	322,952	TimkenSteel Corp. (A)	7,671	61,982
Cia Siderurgica Nacional SA	68,966	404,502	United States Steel Corp.	88,815	1,475,217
Cleveland-Cliffs, Inc.	168,216	2,244,001	Vale SA	367,871	6,204,484
Coeur Mining, Inc. (A)	35,377	318,747	voestalpine AG	20,241	799,404
Commercial Metals Company	44,871	1,128,506	Warrior Met Coal, Inc.	7,422	142,280
Compass Minerals International, Inc.	12,794	807,173	Wheaton Precious Metals Corp.	50,251	1,797,443
Eregli Demir ve Celik Fabrikalari TAS	83,372	164,440	Worthington Industries, Inc.	13,512	863,282
Evolution Mining, Ltd.	182,099	582,645	Yamana Gold, Inc.	108,585	431,746
Evraz PLC	55,532	445,811	Zhaojin Mining Industry Company, Ltd.,
First Quantum Minerals, Ltd.	66,067	1,424,028	H Shares	102,100	102,818
Fortescue Metals Group, Ltd.	192,571	3,556,431
The accompanying notes are an integral part of the financial statements.	104

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Zijin Mining Group Company, Ltd.,
H Shares	590,329	$870,944
		139,806,946
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	2,367	82,869
Domtar Corp.	20,674	765,972
Empresas CMPC SA	97,051	282,843
Glatfelter Corp.	6,588	105,737
Indah Kiat Pulp & Paper Corp. Tbk PT	272,000	250,588
Lee & Man Paper Manufacturing, Ltd.	137,500	127,101
Louisiana-Pacific Corp.	41,136	1,958,485
Mondi PLC	53,942	1,301,706
Neenah, Inc.	2,512	138,964
Nine Dragons Paper Holdings, Ltd.	171,200	275,657
Oji Holdings Corp.	118,900	752,445
Schweitzer-Mauduit International, Inc.	4,544	212,205
Stora Enso OYJ, R Shares	63,498	1,250,659
Suzano SA (A)	74,267	969,651
Svenska Cellulosa AB SCA, B
Shares (A)	67,108	1,154,213
UPM-Kymmene OYJ	58,129	2,220,794
Verso Corp., Class A	5,021	62,763
West Fraser Timber Company, Ltd.	9,738	665,728
		12,578,380
		404,042,736
Real estate – 3.0%
Equity real estate investment trusts – 2.3%
Acadia Realty Trust	12,591	238,096
Agree Realty Corp.	7,894	509,637
Alexander & Baldwin, Inc.	10,647	186,003
Alexander's, Inc.	299	81,062
Alexandria Real Estate Equities, Inc.	14,708	2,348,721
American Assets Trust, Inc.	7,450	231,546
American Campus Communities, Inc.	31,606	1,294,582
American Finance Trust, Inc.	16,440	145,658
American Tower Corp.	52,763	11,403,667
Apartment Income REIT Corp.	34,186	1,397,524
Armada Hoffler Properties, Inc.	8,781	113,363
Ascendas Real Estate Investment Trust	340,600	744,965
AvalonBay Communities, Inc.	16,583	2,914,462
Bluerock Residential Growth REIT, Inc.	4,376	46,911
Boston Properties, Inc.	16,825	1,667,862
Brixmor Property Group, Inc.	68,086	1,339,932
Broadstone Net Lease, Inc., Class A (C)	4,970	89,907
BRT Apartments Corp.	2,082	32,979
Camden Property Trust	22,367	2,329,523
Canadian Apartment Properties REIT (C)	10,243	410,815
CapitaLand Integrated Commercial Trust	485,376	759,665
CareTrust REIT, Inc.	13,922	308,790
CatchMark Timber Trust, Inc., Class A	7,654	78,147
Centerspace	1,899	130,328
Chatham Lodging Trust (A)	6,952	96,841
CIM Commercial Trust Corp.	2,365	28,735
City Office REIT, Inc.	6,416	65,187
Colony Capital, Inc.	70,825	419,284
Columbia Property Trust, Inc.	16,847	237,880
Community Healthcare Trust, Inc.	3,220	141,133
CorePoint Lodging, Inc.	7,233	65,893
CoreSite Realty Corp.	9,821	1,195,314
Corporate Office Properties Trust	25,760	669,760
Cousins Properties, Inc.	34,117	1,144,284
Covivio	5,608	471,021
Crown Castle International Corp.	51,229	7,978,917
CTO Realty Growth, Inc.	1,127	58,322

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
CyrusOne, Inc.	27,655	$1,814,998
Daiwa House REIT Investment Corp.	267	702,545
Dexus	123,490	847,120
DiamondRock Hospitality Company (A)	29,318	296,698
Digital Realty Trust, Inc.	33,277	4,483,410
Diversified Healthcare Trust	35,236	158,562
Douglas Emmett, Inc.	37,858	1,239,850
Duke Realty Corp.	44,179	1,734,026
Easterly Government Properties, Inc.	11,878	261,078
EastGroup Properties, Inc.	14,740	2,006,261
EPR Properties	17,135	774,159
Equinix, Inc.	10,583	6,861,382
Equity Residential	40,679	2,660,813
Essential Properties Realty Trust, Inc.	15,288	354,682
Essex Property Trust, Inc.	7,745	1,973,349
Extra Space Storage, Inc.	15,350	1,929,495
Farmland Partners, Inc.	4,452	53,246
Federal Realty Investment Trust	8,177	827,267
Fibra Uno Administracion SA de CV	312,700	355,134
First Capital Real Estate
Investment Trust	1,790	21,844
First Industrial Realty Trust, Inc.	29,636	1,265,754
Four Corners Property Trust, Inc.	10,697	289,782
Franklin Street Properties Corp.	15,030	74,549
Gecina SA	4,949	682,955
Getty Realty Corp.	4,844	135,535
Gladstone Commercial Corp.	5,328	99,527
Gladstone Land Corp.	3,264	58,393
Global Medical REIT, Inc.	6,486	87,366
Global Net Lease, Inc.	13,178	244,847
GLP J-REIT	565	915,656
Goodman Group	189,037	2,415,870
Growthpoint Properties, Ltd.	331,744	300,656
Healthcare Realty Trust, Inc.	50,860	1,467,820
Healthpeak Properties, Inc.	63,944	1,860,131
Hersha Hospitality Trust (A)	6,094	67,765
Highwoods Properties, Inc.	23,862	953,526
Host Hotels & Resorts, Inc.	83,775	1,389,827
Hudson Pacific Properties, Inc.	34,939	894,089
Independence Realty Trust, Inc.	13,727	192,727
INDUS Realty Trust, Inc.	642	38,957
Industrial Logistics Properties Trust	9,432	200,619
Innovative Industrial Properties, Inc.	3,170	618,150
Iron Mountain, Inc.	34,226	1,190,723
iStar, Inc.	10,392	184,146
Japan Real Estate Investment Corp.	180	1,100,222
Japan Retail Fund Investment Corp.	718	716,392
JBG SMITH Properties	25,553	811,308
Kilroy Realty Corp.	24,085	1,528,434
Kimco Realty Corp.	51,371	941,630
Kite Realty Group Trust	12,146	232,839
Klepierre SA	21,101	496,200
Lamar Advertising Company, Class A	19,848	1,718,638
Land Securities Group PLC	77,206	715,982
Lexington Realty Trust	39,487	423,301
Life Storage, Inc.	16,740	1,404,486
Link REIT	221,525	2,091,080
LTC Properties, Inc.	5,602	229,178
Mack-Cali Realty Corp.	12,905	180,283
Mapletree Commercial Trust	226,800	344,290
Mapletree Logistics Trust	304,800	420,531
Medical Properties Trust, Inc.	130,438	2,816,156
Mid-America Apartment
Communities, Inc.	13,585	1,830,307
Mirvac Group	447,981	772,144
The accompanying notes are an integral part of the financial statements.	105

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Monmouth Real Estate Investment Corp.	13,676	$236,868
National Health Investors, Inc.	6,214	424,230
National Retail Properties, Inc.	39,896	1,749,041
National Storage Affiliates Trust	9,094	350,574
NETSTREIT Corp.	2,389	41,975
New Senior Investment Group, Inc.	12,227	74,707
NexPoint Residential Trust, Inc.	3,158	129,604
Nippon Building Fund, Inc.	202	1,237,528
Nippon Prologis REIT, Inc.	285	869,245
Nomura Real Estate Master Fund, Inc.	584	879,157
Office Properties Income Trust	7,145	180,697
Omega Healthcare Investors, Inc.	52,130	1,936,108
One Liberty Properties, Inc.	2,718	58,192
Orix JREIT, Inc.	361	618,311
Park Hotels & Resorts, Inc.	54,107	1,176,827
Pebblebrook Hotel Trust	49,225	1,115,439
Physicians Realty Trust	78,094	1,327,598
Piedmont Office Realty Trust, Inc.,
Class A	18,398	313,870
Plymouth Industrial REIT, Inc.	4,175	62,291
PotlatchDeltic Corp.	24,916	1,264,487
Preferred Apartment Communities, Inc.,
Class A	8,324	68,507
Prologis, Inc.	87,804	8,698,742
PS Business Parks, Inc.	7,490	1,085,001
Public Storage	18,066	4,226,360
QTS Realty Trust, Inc., Class A	9,283	576,660
Rayonier, Inc.	31,351	1,023,297
Realty Income Corp.	41,690	2,512,239
Regency Centers Corp.	18,744	1,026,796
Retail Opportunity Investments Corp.	17,058	269,687
Retail Properties of America, Inc.,
Class A	31,503	331,727
Retail Value, Inc.	3,159	52,755
Rexford Industrial Realty, Inc.	29,975	1,430,407
RioCan Real Estate Investment Trust (C)	20,579	306,599
RLJ Lodging Trust	24,242	380,599
RPT Realty	12,049	132,178
Ryman Hospitality Properties, Inc.	7,421	573,569
Sabra Health Care REIT, Inc.	77,592	1,336,134
Safehold, Inc.	2,592	197,640
Saul Centers, Inc.	1,792	63,473
SBA Communications Corp.	13,198	3,367,206
Scentre Group	590,405	1,307,356
Segro PLC	131,252	1,666,180
Seritage Growth Properties, Class A (A)	5,293	106,866
Service Properties Trust	62,161	798,147
Simon Property Group, Inc.	38,946	4,397,782
SITE Centers Corp.	22,452	299,510
SL Green Realty Corp.	8,619	595,314
SmartCentres Real Estate
Investment Trust	1,965	40,594
Spirit Realty Capital, Inc.	26,237	1,128,716
STAG Industrial, Inc.	21,803	687,885
Stockland	270,797	865,247
STORE Capital Corp.	54,273	1,814,889
Summit Hotel Properties, Inc. (A)	15,423	159,628
Sunstone Hotel Investors, Inc.	31,567	417,000
Suntec Real Estate Investment Trust	201,200	217,266
Tanger Factory Outlet Centers, Inc.	13,208	207,894
Terreno Realty Corp.	9,631	539,721
The British Land Company PLC	96,393	658,902
The GEO Group, Inc.	16,928	121,882
The GPT Group	220,527	724,337
The Macerich Company	47,698	616,258

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
UDR, Inc.	34,977	$1,440,003
UMH Properties, Inc.	5,940	101,396
Unibail-Rodamco-Westfield	7,557	556,385
Unibail-Rodamco-Westfield (Euronext
Amsterdam Exchange)	7,490	551,452
United Urban Investment Corp.	408	562,939
Uniti Group, Inc.	28,210	335,981
Universal Health Realty Income Trust	1,955	121,112
Urban Edge Properties	42,333	698,495
Urstadt Biddle Properties, Inc., Class A	4,422	71,283
Ventas, Inc.	44,491	2,353,574
Vicinity Centres	437,733	551,500
Vornado Realty Trust	18,627	799,843
Washington Real Estate Investment Trust	12,110	272,717
Weingarten Realty Investors	27,662	702,338
Welltower, Inc.	49,567	3,365,599
Weyerhaeuser Company	88,659	3,002,880
Whitestone REIT	6,243	58,372
Xenia Hotels & Resorts, Inc.	16,733	334,158
		180,093,132
Real estate management and development – 0.7%
Aeon Mall Company, Ltd.	14,000	236,929
Agile Group Holdings, Ltd.	118,600	167,495
Aroundtown SA	51,359	373,459
Ayala Land, Inc.	754,970	607,837
Azrieli Group, Ltd.	3,802	229,784
CapitaLand, Ltd.	283,900	672,135
CBRE Group, Inc., Class A (A)	39,845	3,019,056
Cencosud Shopping SA	46,750	92,276
Central Pattana PCL, NVDR	232,000	399,286
China Aoyuan Group, Ltd.	122,000	115,577
China Evergrande Group	190,035	388,889
China Jinmao Holdings Group, Ltd.	576,400	240,095
China Overseas Land & Investment, Ltd.	402,297	1,019,331
China Overseas Property Holdings, Ltd.	135,000	88,934
China Resources Land, Ltd.	334,705	1,590,563
China Vanke Company, Ltd., H Shares	177,900	754,175
CIFI Holdings Group Company, Ltd.	342,700	324,543
City Developments, Ltd.	49,400	270,494
CK Asset Holdings, Ltd.	283,198	1,664,516
Country Garden Holdings Company, Ltd.	800,167	996,005
Cushman & Wakefield PLC (A)	16,336	252,881
Daito Trust Construction Company, Ltd.	9,000	1,004,313
Daiwa House Industry Company, Ltd.	78,300	2,221,059
Dalian Wanda Commercial Properties
Company, Ltd., H Shares (A)(B)	37,400	254,591
Deutsche Wohnen SE	17,393	817,521
ESR Cayman, Ltd. (A)(B)	183,200	579,101
eXp World Holdings, Inc. (A)	7,266	438,794
Fastighets AB Balder, B Shares (A)	11,221	536,252
Fathom Holdings, Inc. (A)	834	36,346
FirstService Corp.	4,492	681,566
Forestar Group, Inc. (A)	2,672	56,887
FRP Holdings, Inc. (A)	1,241	56,019
Greentown China Holdings, Ltd.	90,000	134,187
Guangzhou R&F Properties
Company, Ltd., H Shares	174,200	232,492
Hang Lung Properties, Ltd.	219,000	567,355
Henderson Land Development
Company, Ltd.	156,376	681,177
Highwealth Construction Corp.	78,655	127,628
Hongkong Land Holdings, Ltd.	125,900	604,851
Hopson Development Holdings, Ltd.	70,000	229,728
Hulic Company, Ltd.	41,300	461,455
Jones Lang LaSalle, Inc. (A)	11,781	2,049,658
The accompanying notes are an integral part of the financial statements.	106

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)			Strategic Equity Allocation Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Real estate management and development (continued)			Electric utilities (continued)
K.E. Holdings, Inc., ADR (A)	9,500	$606,385	Duke Energy Corp.	53,474	$4,576,840
Kaisa Group Holdings, Ltd. (A)	251,800	130,378	Edison International	27,503	1,484,887
Kennedy-Wilson Holdings, Inc.	17,688	331,827	EDP - Energias de Portugal SA	339,960	1,948,551
KWG Group Holdings, Ltd.	132,500	200,697	Electricite de France SA (A)	67,994	811,260
Land & Houses PCL, NVDR	869,700	224,569	Elia Group SA/NV	3,533	380,930
LEG Immobilien AG	3,621	494,038	Emera, Inc.	28,715	1,131,361
Lendlease Corp., Ltd.	77,701	798,675	Endesa SA	36,048	890,757
Logan Group Company, Ltd.	144,500	224,958	Enel Americas SA	2,963,945	450,465
Longfor Group Holdings, Ltd. (B)	187,300	1,110,172	Enel Chile SA	2,354,527	173,269
Marcus & Millichap, Inc. (A)	3,422	129,591	Enel SpA	894,844	8,437,394
Megaworld Corp.	1,119,700	83,653	Energisa SA	17,400	135,587
Mitsubishi Estate Company, Ltd.	163,600	2,847,004	Entergy Corp.	14,548	1,262,912
Mitsui Fudosan Company, Ltd.	126,804	2,883,855	Equatorial Energia SA	88,790	318,454
Multiplan Empreendimentos			Evergy, Inc.	16,482	883,930
Imobiliarios SA	28,501	100,086	Eversource Energy	24,910	1,979,847
NEPI Rockcastle PLC	40,696	250,273	Exelon Corp.	70,885	2,736,161
New World Development Company, Ltd.	162,064	824,256	FirstEnergy Corp.	39,421	1,306,412
Newmark Group, Inc., Class A	21,483	215,260	Fortis, Inc.	53,764	2,070,121
Nomura Real Estate Holdings, Inc.	16,300	369,571	Fortum OYJ	48,421	1,206,402
Poly Property Services Company, Ltd.	11,800	77,779	Hawaiian Electric Industries, Inc.	25,073	876,552
Rafael Holdings, Inc., Class B (A)	1,613	57,713	HK Electric Investments & HK Electric
RE/MAX Holdings, Inc., Class A	2,819	117,609	Investments, Ltd.	258,000	252,687
Realogy Holdings Corp. (A)	16,739	252,424	Hydro One, Ltd. (B)	39,289	834,189
Redfin Corp. (A)	14,587	1,104,819	Iberdrola SA	694,211	8,699,792
Ruentex Development Company, Ltd.	89,620	134,221	IDACORP, Inc.	11,588	999,349
Seazen Group, Ltd. (A)	226,800	273,873	Interconexion Electrica SA ESP	133,032	868,155
Shanghai Lujiazui Finance & Trade Zone			Korea Electric Power Corp.	25,240	508,543
Development Company, Ltd.,			Kyushu Electric Power Company, Inc.	51,500	442,513
B Shares	101,651	81,419	Manila Electric Company	20,530	114,521
Shenzhen Investment, Ltd.	320,900	115,566	Mercury NZ, Ltd.	88,330	385,645
Shimao Group Holdings, Ltd.	129,700	427,095	MGE Energy, Inc.	5,358	341,305
Sino Land Company, Ltd.	338,075	511,351	NextEra Energy, Inc.	142,345	10,459,511
SM Prime Holdings, Inc.	941,000	701,527	NRG Energy, Inc.	17,742	647,760
Sumitomo Realty & Development			OGE Energy Corp.	45,934	1,344,488
Company, Ltd.	42,883	1,487,913	Orsted A/S (B)	20,060	3,233,205
Sun Hung Kai Properties, Ltd.	142,000	2,304,866	Otter Tail Corp.	5,972	241,985
Sunac China Holdings, Ltd.	265,700	1,137,932	PGE Polska Grupa Energetyczna SA (A)	97,428	171,869
Swire Pacific, Ltd., Class A	54,000	395,776	Pinnacle West Capital Corp.	8,181	572,097
Swire Properties, Ltd.	126,400	406,569	PNM Resources, Inc.	29,831	1,432,186
Swiss Prime Site AG	5,797	542,591	Portland General Electric Company	13,055	550,399
Tejon Ranch Company (A)	3,652	59,601	Power Assets Holdings, Ltd.	149,000	826,794
The RMR Group, Inc., Class A	2,282	91,714	PPL Corp.	55,862	1,463,026
The St. Joe Company	4,770	240,074	Red Electrica Corp. SA	48,496	810,189
The Wharf Holdings, Ltd. (C)	160,125	378,153	Spark Energy, Inc., Class A	2,608	26,002
Tokyu Fudosan Holdings Corp.	85,300	538,748	SSE PLC	114,716	2,126,142
UOL Group, Ltd.	49,300	271,501	Tenaga Nasional BHD	271,236	675,820
Vonovia SE	26,605	1,694,450	Terna Rete Elettrica Nazionale SpA	151,984	1,054,328
Wharf Real Estate Investment			The Chugoku Electric Power
Company, Ltd.	181,125	1,083,022	Company, Inc.	38,100	454,403
Yuexiu Property Company, Ltd.	699,500	155,177	The Kansai Electric Power
Zhenro Properties Group, Ltd. (C)	156,000	102,546	Company, Inc.	97,000	969,374
		51,846,517	The Southern Company	76,746	4,353,033
			Tohoku Electric Power Company, Inc.	56,800	500,331
		231,939,649
Utilities – 2.1%			Tokyo Electric Power Company

			Holdings, Inc. (A)	199,800	643,561
Electric utilities – 1.2%
			Verbund AG	11,965	909,551
ALLETE, Inc.	19,502	1,211,659	Xcel Energy, Inc.	38,179	2,236,908
Alliant Energy Corp.	18,147	837,666
					91,197,590
American Electric Power Company, Inc.	36,067	2,699,615
			Gas utilities – 0.3%
AusNet Services	207,303	264,685
			AltaGas, Ltd.	33,837	512,899
Centrais Eletricas Brasileiras SA	31,600	182,748
			APA Group	133,145	955,723
CEZ AS	18,354	447,971
			Atmos Energy Corp.	9,147	773,928
Chubu Electric Power Company, Inc.	88,200	1,082,981
			Beijing Enterprises Holdings, Ltd.	55,214	191,090
CK Infrastructure Holdings, Ltd.	71,000	411,267
			Brookfield Infrastructure Corp., Class A	4,614	305,539
CLP Holdings, Ltd.	177,500	1,732,921
			Chesapeake Utilities Corp.	2,507	265,065
CPFL Energia SA	22,200	114,324

The accompanying notes are an integral part of the financial statements.	107

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)			Strategic Equity Allocation Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Gas utilities (continued)			Multi-utilities (continued)
China Gas Holdings, Ltd.	271,800	$1,095,621	Black Hills Corp.	23,572	$1,394,520
China Resources Gas Group, Ltd.	96,100	480,435	Canadian Utilities, Ltd., Class A (C)	16,518	390,949
Enagas SA	27,611	578,330	CenterPoint Energy, Inc.	39,584	769,513
ENN Energy Holdings, Ltd.	82,200	1,257,010	CMS Energy Corp.	20,803	1,125,650
Hong Kong & China Gas Company, Ltd.	1,144,738	1,727,620	Consolidated Edison, Inc.	24,858	1,631,928
Infraestructura Energetica Nova SAB de			Dominion Energy, Inc.	59,277	4,049,805
CV (A)	52,735	184,841	DTE Energy Company	14,064	1,655,614
Korea Gas Corp. (A)	2,854	80,831	E.ON SE	113,006	1,152,262
Kunlun Energy Company, Ltd.	410,490	377,046	Engie SA	199,090	2,898,595
National Fuel Gas Company	20,890	949,242	MDU Resources Group, Inc.	46,049	1,293,977
Naturgy Energy Group SA	33,076	823,778	National Grid PLC	388,960	4,373,637
New Jersey Resources Corp.	36,001	1,414,479	NiSource, Inc.	27,839	601,322
Northwest Natural Holding Company	4,513	216,579	NorthWestern Corp.	18,994	1,110,769
ONE Gas, Inc.	19,817	1,327,144	Public Service Enterprise Group, Inc.	36,755	1,978,522
Osaka Gas Company, Ltd.	50,800	909,839	RWE AG	32,940	1,244,138
Perusahaan Gas Negara Tbk PT	1,074,669	108,394	Sempra Energy	20,960	2,430,941
Petronas Gas BHD	92,299	373,525	Suez SA	37,261	774,514
Snam SpA	218,312	1,130,102	Unitil Corp.	2,239	93,680
South Jersey Industries, Inc.	14,815	372,005	Veolia Environnement SA	58,743	1,575,274
Southwest Gas Holdings, Inc.	21,103	1,315,772	WEC Energy Group, Inc.	22,919	1,848,188
Spire, Inc.	19,161	1,272,674			35,936,560
Toho Gas Company, Ltd.	10,145	595,127	Water utilities – 0.1%
Tokyo Gas Company, Ltd.	51,600	1,066,234
			American States Water Company	5,343	390,306
UGI Corp.	47,863	1,833,632
			American Water Works Company, Inc.	13,171	1,868,701
		22,494,504
Independent power and renewable electricity producers –			Artesian Resources Corp., Class A	1,663	61,531
			Beijing Enterprises Water
0.1%			Group, Ltd. (A)	509,700	201,976
Aboitiz Power Corp.	130,200	64,798	Cadiz, Inc. (A)(C)	4,302	46,763
Atlantic Power Corp. (A)	16,041	46,038	California Water Service Group	7,165	393,717
B. Grimm Power PCL, NVDR	78,200	122,672	Cia de Saneamento Basico do Estado de
Brookfield Renewable Corp., Class A (C)	14,954	690,576	Sao Paulo	33,898	222,591
Brookfield Renewable Corp., Class A			Consolidated Water Company, Ltd.	3,428	44,393
(Toronto Stock Exchange)	14,664	679,043	Essential Utilities, Inc.	51,256	2,155,827
China Common Rich Renewable Energy			Global Water Resources, Inc.	2,638	45,717
Investments, Ltd. (A)(D)	1,136,000	31,489	Guangdong Investment, Ltd.	307,980	550,026
China Longyuan Power Group Corp.,			Middlesex Water Company	2,483	170,508
Ltd., H Shares	331,300	492,509	Pure Cycle Corp. (A)	4,272	50,239
China Power International			Severn Trent PLC	26,009	796,554
Development, Ltd.	415,900	88,929	SJW Group	3,905	244,765
China Resources Power Holdings			The York Water Company	2,013	83,761
Company, Ltd.	202,332	235,289	United Utilities Group PLC	74,684	893,959
Clearway Energy, Inc., Class A	5,096	133,260			8,221,334
Clearway Energy, Inc., Class C	11,850	325,401
					166,104,221
Colbun SA	662,100	123,611
			TOTAL COMMON STOCKS (Cost $5,770,229,239)		$7,346,273,866
Electricity Generating PCL, NVDR	30,400	167,920

Energy Absolute PCL, NVDR	152,400	310,226	PREFERRED SECURITIES – 0.2%
Engie Brasil Energia SA	18,683	137,184	Consumer discretionary – 0.0%
Global Power Synergy PCL, NVDR	71,800	176,682
			Automobiles – 0.0%
Gulf Energy Development PCL, NVDR	235,500	257,315
			Bayerische Motoren Werke AG	2,790	188,939
Huaneng Power International, Inc.,
			Hyundai Motor Company	2,233	206,065
H Shares	373,864	127,683
			Hyundai Motor Company, 2nd Preferred	3,489	315,881
Meridian Energy, Ltd.	165,103	679,684
			Porsche Automobil Holding SE	7,971	638,477
Northland Power, Inc. (C)	22,266	739,226
			Volkswagen AG	9,643	2,017,506
Ormat Technologies, Inc. (C)	5,825	499,028
Ratch Group PCL, NVDR	82,800				3,366,868
		139,552
Sunnova Energy International, Inc. (A)	7,752	347,600	Multiline retail – 0.0%
The AES Corp.	48,326	1,283,539	Lojas Americanas SA	90,826	403,711
Uniper SE	10,156	354,979	Textiles, apparel and luxury goods – 0.0%
		8,254,233	Alpargatas SA (A)	18,200	113,437
Multi-utilities – 0.4%					3,884,016
AGL Energy, Ltd.	70,084	503,956	Consumer staples – 0.0%
Algonquin Power & Utilities Corp. (C)	69,394	1,074,773
			Beverages – 0.0%
Ameren Corp.	17,961	1,262,119
			Embotelladora Andina SA, B Shares	30,574	82,538
Atco, Ltd., Class I	10,229	298,366

Avista Corp.	10,036	403,548
The accompanying notes are an integral part of the financial statements.	108

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED
SECURITIES (continued)
Household products – 0.0%
Henkel AG & Company KGaA	9,284	$914,317
Personal products – 0.0%
LG Household & Health Care, Ltd.	200	125,457
		1,122,312
Energy – 0.0%
Oil, gas and consumable fuels – 0.0%
Petroleo Brasileiro SA	473,933	1,880,780
Financials – 0.1%
Banks – 0.1%
Banco Bradesco SA	444,544	1,824,437
Bancolombia SA	133,873	1,137,939
Itau Unibanco Holding SA	481,767	2,196,415
Itausa SA	439,259	779,884
		5,938,675
Health care – 0.0%
Health care equipment and supplies – 0.0%
Sartorius AG	1,827	938,391
Information technology – 0.1%
Technology hardware, storage and peripherals – 0.1%
Samsung Electronics Company, Ltd.	80,622	5,214,780
Materials – 0.0%
Chemicals – 0.0%
FUCHS PETROLUB SE	3,473	190,496
LG Chem, Ltd.	747	258,558
Sociedad Quimica y Minera de Chile
SA, B Shares	9,932	531,945
		980,999
Metals and mining – 0.0%
Bradespar SA	22,200	249,008
Gerdau SA	108,883	502,624
		751,632
		1,732,631
Utilities – 0.0%
Electric utilities – 0.0%
Centrais Eletricas Brasileiras SA,
B Shares	25,579	149,571
Cia Energetica de Minas Gerais	95,775	204,395
Cia Paranaense de Energia, B Shares	10,300	107,665
		461,631
TOTAL PREFERRED SECURITIES (Cost $17,070,791)		$21,173,216
EXCHANGE-TRADED FUNDS – 1.7%
iShares MSCI India ETF	1,652,564	67,804,701
iShares MSCI Russia ETF (C)	239,440	8,976,606
KraneShares Bosera MSCI China A
ETF (C)	339,628	15,938,742
VanEck Vectors Russia ETF	648,407	15,866,519
Xtrackers Harvest CSI 300 China
A-Shares ETF (C)	553,357	22,853,644
TOTAL EXCHANGE-TRADED FUNDS (Cost $93,462,405)		$131,440,212
RIGHTS – 0.0%
Pan American Silver Corp. (Expiration
Date: 2-22-29) (A)(E)	37,553	35,675
TOTAL RIGHTS (Cost $11,142)		$35,675
WARRANTS – 0.0%
Cie Financiere Richemont SA
(Expiration Date: 11-22-23; Strike
Price: CHF 67.00) (A)	119,346	41,984

Strategic Equity Allocation Fund (continued)

		Shares or
		Principal
		Amount	Value
WARRANTS (continued)
Minor International PCL (Expiration
Date: 10-1-21; Strike Price: THB
48.00) (A)		1,847	$73
Minor International PCL (Expiration
Date: 7-31-23; Strike Price: THB
21.60) (A)		20,359	6,787
Srisawad Corp. PCL (Expiration
Date: 8-29-25; Strike Price: THB
100.00) (A)		4,236	2,031
Whiting Petroleum Corp., Class A
(Expiration Date: 9-1-24; Strike Price:
$73.44) (A)		701	2,243
Whiting Petroleum Corp., Class B
(Expiration Date: 9-1-25; Strike Price:
$83.45) (A)		350	980
TOTAL WARRANTS (Cost $11,112)			$54,098
SHORT-TERM INVESTMENTS – 4.5%
U.S. Government – 0.7%
U.S. Treasury Bill
0.050%, 03/11/2021 *		$39,000,000	38,999,666
0.060%, 06/03/2021 *		12,000,000	11,998,582
			50,998,248
U.S. Government Agency – 2.4%
Federal Home Loan Bank Discount Note
0.020%, 04/16/2021 *		30,000,000	29,998,467
0.025%, 04/23/2021 *		7,100,000	7,099,582
0.030%, 04/05/2021 *		50,000,000	49,998,056
0.030%, 04/21/2021 *		43,000,000	42,997,563
0.035%, 04/07/2021 *		11,100,000	11,099,544
0.080%, 03/12/2021 *		48,200,000	48,199,558
			189,392,770
Short-term funds – 1.0%
John Hancock Collateral Trust,
0.1222% (F)(G)		7,628,529	76,328,010
Repurchase agreement – 0.4%
Repurchase Agreement with State Street
Corp. dated 2-26-21 at 0.000% to be
repurchased at $34,715,000 on 3-1-21,
collateralized by $23,893,200
U.S. Treasury Bonds, 7.625% due
11-15-22 (valued at $27,474,753) and
$7,707,300 U.S. Treasury Notes,
1.625% due 11-15-22 (valued at
$7,934,716)		$34,715,000	34,715,000
TOTAL SHORT-TERM INVESTMENTS (Cost $351,347,227)			$351,434,028
Total Investments (Strategic Equity Allocation Fund)
(Cost $6,232,131,916) – 100.0%			$7,850,411,095
Other assets and liabilities, net – (0.0%)			(1,003,063)
TOTAL NET ASSETS – 100.0%			$7,849,408,032
Currency Abbreviations

CHF	Swiss Franc
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

(A)Non-income producing security.

(B)These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(C)All or a portion of this security is on loan as of 2-28-21.

The accompanying notes are an integral part of the financial statements.	109

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

(D)Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.

(E)Strike price and/or expiration date not available.

(F)The rate shown is the annualized seven-day yield as of 2-28-21.

Strategic Equity Allocation Fund (continued)

(G)Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

*Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis^	value^	(depreciation)
Canadian Dollar Currency Futures	112	Long	Mar 2021	$8,811,306	$8,813,840	$2,534
Mini MSCI EAFE Index Futures	769	Long	Mar 2021	84,447,248	83,205,800	(1,241,448)
Mini MSCI Emerging Markets Index Futures	550	Long	Mar 2021	38,354,111	36,797,750	(1,556,361)
Russell 2000 E-Mini Index Futures	257	Long	Mar 2021	28,449,071	28,259,720	(189,351)
S&P 500 Index E-Mini Futures	831	Long	Mar 2021	158,958,273	158,272,260	(686,013)
S&P Mid 400 Index E-Mini Futures	35	Long	Mar 2021	8,465,803	8,731,450	265,647
S&P/TSX 60 Index Futures	51	Long	Mar 2021	8,473,819	8,590,570	116,751
						$(3,288,241)

^Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract. See Notes to financial statements regarding investment transactions and other derivatives information.

U.S. High Yield Bond Fund

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS – 82.2%
Communication services – 12.7%
Arches Buyer, Inc.
4.250%, 06/01/2028 (A)	$5,000	$5,042
6.125%, 12/01/2028 (A)	430,000	444,506
Block Communications, Inc.
4.875%, 03/01/2028 (A)	125,000	127,813
Cablevision Lightpath LLC
5.625%, 09/15/2028 (A)	570,000	579,263
CCO Holdings LLC
4.500%, 08/15/2030 to 05/01/2032 (A)	2,950,000	3,052,443
5.125%, 05/01/2027 (A)	250,000	261,900
Cinemark USA, Inc.
4.875%, 06/01/2023	925,000	915,482
5.125%, 12/15/2022	325,000	322,156
8.750%, 05/01/2025 (A)	50,000	54,375
Consolidated Communications, Inc.
6.500%, 10/01/2028 (A)	555,000	594,544
CSC Holdings LLC
4.125%, 12/01/2030 (A)	275,000	276,100
4.625%, 12/01/2030 (A)	750,000	747,923
5.375%, 02/01/2028 (A)	375,000	396,450
6.500%, 02/01/2029 (A)	350,000	387,083
7.500%, 04/01/2028 (A)	550,000	605,803
Diamond Sports Group LLC
5.375%, 08/15/2026 (A)	500,000	353,600
6.625%, 08/15/2027 (A)(B)	625,000	321,875
Gray Television, Inc.
4.750%, 10/15/2030 (A)	575,000	575,000
7.000%, 05/15/2027 (A)	200,000	218,500
Level 3 Financing, Inc.
4.250%, 07/01/2028 (A)	425,000	430,997
Live Nation Entertainment, Inc.
5.625%, 03/15/2026 (A)	125,000	128,125
6.500%, 05/15/2027 (A)	550,000	607,090
Nexstar Broadcasting, Inc.
5.625%, 07/15/2027 (A)	945,000	998,156
Nielsen Finance LLC
5.625%, 10/01/2028 (A)	460,000	484,656
5.875%, 10/01/2030 (A)	1,005,000	1,086,656

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Outfront Media Capital LLC
4.625%, 03/15/2030 (A)	$900,000	$890,730
Scripps Escrow, Inc.
5.875%, 07/15/2027 (A)	125,000	130,250
The EW Scripps Company
5.125%, 05/15/2025 (A)	1,050,000	1,065,750
The Nielsen Company Luxembourg
SARL
5.000%, 02/01/2025 (A)	400,000	409,950
		16,472,218
Consumer discretionary – 12.0%
Asbury Automotive Group, Inc.
4.750%, 03/01/2030	361,000	378,148
Carnival Corp.
7.625%, 03/01/2026 (A)	500,000	525,625
9.875%, 08/01/2027 (A)	250,000	287,520
11.500%, 04/01/2023 (A)	525,000	598,605
Carriage Services, Inc.
6.625%, 06/01/2026 (A)	1,750,000	1,837,500
CCM Merger, Inc.
6.375%, 05/01/2026 (A)	525,000	556,500
Clarios Global LP
6.250%, 05/15/2026 (A)	100,000	106,500
6.750%, 05/15/2025 (A)	75,000	80,513
Connect Finco SARL
6.750%, 10/01/2026 (A)	250,000	259,144
Ford Motor Company
4.750%, 01/15/2043	1,375,000	1,394,113
9.000%, 04/22/2025	150,000	181,466
9.625%, 04/22/2030	150,000	212,205
Ford Motor Credit Company LLC
5.113%, 05/03/2029	2,000,000	2,190,000
Group 1 Automotive, Inc.
4.000%, 08/15/2028 (A)	275,000	277,750
Lithia Motors, Inc.
5.250%, 08/01/2025 (A)	1,025,000	1,058,528
The accompanying notes are an integral part of the financial statements.	110

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Macy's, Inc.
8.375%, 06/15/2025 (A)	$275,000	$303,875
Michaels Stores, Inc.
4.750%, 10/01/2027 (A)	195,000	199,388
NCL Corp., Ltd.
12.250%, 05/15/2024 (A)	425,000	505,219
Nordstrom, Inc.
5.000%, 01/15/2044	1,025,000	984,277
8.750%, 05/15/2025 (A)	550,000	613,146
Royal Caribbean Cruises, Ltd.
9.125%, 06/15/2023 (A)	700,000	768,250
10.875%, 06/01/2023 (A)	250,000	283,206
Sonic Automotive, Inc.
6.125%, 03/15/2027	350,000	362,250
Telesat Canada
6.500%, 10/15/2027 (A)	175,000	180,605
The Goodyear Tire & Rubber Company
5.125%, 11/15/2023	500,000	503,125
The William Carter Company
5.500%, 05/15/2025 (A)	150,000	158,250
Wyndham Hotels & Resorts, Inc.
5.375%, 04/15/2026 (A)	695,000	710,638
Yum! Brands, Inc.
7.750%, 04/01/2025 (A)	150,000	164,595
		15,680,941
Consumer staples – 0.3%
Primo Water Holdings, Inc.
5.500%, 04/01/2025 (A)	375,000	385,823
Energy – 15.8%
Apache Corp.
4.750%, 04/15/2043	400,000	391,004
Archrock Partners LP
6.250%, 04/01/2028 (A)	200,000	208,375
Baytex Energy Corp.
8.750%, 04/01/2027 (A)	2,100,000	1,850,919
Buckeye Partners LP
5.850%, 11/15/2043	450,000	451,400
Cheniere Energy Partners LP
4.500%, 10/01/2029	350,000	368,375
5.250%, 10/01/2025	600,000	616,680
5.625%, 10/01/2026	400,000	415,640
EnLink Midstream LLC
5.375%, 06/01/2029	900,000	891,000
EnLink Midstream Partners LP
5.450%, 06/01/2047	1,175,000	972,313
5.600%, 04/01/2044	750,000	635,625
Enviva Partners LP
6.500%, 01/15/2026 (A)	1,650,000	1,726,313
Harvest Midstream I LP
7.500%, 09/01/2028 (A)	170,000	180,519
Hilcorp Energy I LP
6.250%, 11/01/2028 (A)	225,000	234,844
Northriver Midstream Finance LP
5.625%, 02/15/2026 (A)	685,000	709,831
Occidental Petroleum Corp.
6.200%, 03/15/2040	500,000	540,000
6.450%, 09/15/2036	2,305,000	2,627,700
6.600%, 03/15/2046	375,000	421,050
Oceaneering International, Inc.
6.000%, 02/01/2028	750,000	731,250
Pattern Energy Operations LP
4.500%, 08/15/2028 (A)	1,225,000	1,274,628
Range Resources Corp.
9.250%, 02/01/2026	575,000	625,721

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (A)	$731,000	$809,583
Southwestern Energy Company
7.750%, 10/01/2027 (B)	450,000	481,500
8.375%, 09/15/2028	545,000	602,566
Tallgrass Energy Partners LP
5.500%, 09/15/2024 (A)	505,000	507,525
7.500%, 10/01/2025 (A)	805,000	858,372
USA Compression Partners LP
6.875%, 09/01/2027	350,000	367,500
Western Midstream Operating LP
5.300%, 02/01/2030 to 03/01/2048	950,000	1,009,320
6.500%, 02/01/2050	50,000	57,536
		20,567,089
Financials – 6.8%
AmWINS Group, Inc.
7.750%, 07/01/2026 (A)	675,000	719,719
DAE Funding LLC
5.750%, 11/15/2023 (A)	675,000	694,406
FirstCash, Inc.
4.625%, 09/01/2028 (A)	420,000	436,346
Genworth Mortgage Holdings, Inc.
6.500%, 08/15/2025 (A)	5,000	5,403
HUB International, Ltd.
7.000%, 05/01/2026 (A)	500,000	521,020
Ladder Capital Finance Holdings LLLP
5.250%, 10/01/2025 (A)	1,525,000	1,515,469
LPL Holdings, Inc.
5.750%, 09/15/2025 (A)	1,300,000	1,339,260
OneMain Finance Corp.
6.625%, 01/15/2028	400,000	454,880
7.125%, 03/15/2026	600,000	693,000
Starwood Property Trust, Inc.
5.500%, 11/01/2023 (A)	1,755,000	1,829,588
United Shore Financial Services LLC
5.500%, 11/15/2025 (A)	605,000	633,738
		8,842,829
Health care – 7.4%
Bausch Health Americas, Inc.
8.500%, 01/31/2027 (A)	300,000	331,875
Bausch Health Companies, Inc.
5.000%, 01/30/2028 (A)	150,000	153,000
5.250%, 01/30/2030 (A)	250,000	254,175
5.750%, 08/15/2027 (A)	100,000	107,750
6.125%, 04/15/2025 (A)	365,000	373,745
6.250%, 02/15/2029 (A)	450,000	479,565
7.000%, 01/15/2028 (A)	100,000	108,162
7.250%, 05/30/2029 (A)	50,000	55,394
Centene Corp.
5.375%, 08/15/2026 (A)	100,000	105,250
Charles River Laboratories
International, Inc.
5.500%, 04/01/2026 (A)	250,000	260,625
Community Health Systems, Inc.
6.625%, 02/15/2025 (A)	825,000	867,592
DaVita, Inc.
4.625%, 06/01/2030 (A)	575,000	585,063
Encompass Health Corp.
4.500%, 02/01/2028	225,000	233,912
4.750%, 02/01/2030	250,000	264,468
5.750%, 09/15/2025	50,000	51,750
Magellan Health, Inc.
4.900%, 09/22/2024	325,000	355,875
MPH Acquisition Holdings LLC
5.750%, 11/01/2028 (A)(B)	665,000	660,013
The accompanying notes are an integral part of the financial statements.	111

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Ortho-Clinical Diagnostics, Inc.
7.250%, 02/01/2028 (A)	$90,000	$98,325
Select Medical Corp.
6.250%, 08/15/2026 (A)	450,000	481,500
Surgery Center Holdings, Inc.
6.750%, 07/01/2025 (A)(B)	675,000	688,500
Tenet Healthcare Corp.
4.625%, 06/15/2028 (A)	150,000	156,048
5.125%, 11/01/2027 (A)	100,000	104,821
6.250%, 02/01/2027 (A)	775,000	818,013
7.500%, 04/01/2025 (A)	175,000	189,998
Teva Pharmaceutical Finance
Netherlands III BV
4.100%, 10/01/2046	500,000	422,500
6.750%, 03/01/2028 (B)	750,000	828,788
Vizient, Inc.
6.250%, 05/15/2027 (A)	600,000	633,000
		9,669,707
Industrials – 16.2%
Air Canada
7.750%, 04/15/2021 (A)	450,000	452,925
Allison Transmission, Inc.
3.750%, 01/30/2031 (A)	560,000	535,500
Covanta Holding Corp.
5.875%, 07/01/2025	75,000	77,453
Delta Air Lines, Inc.
3.750%, 10/28/2029	225,000	224,420
4.750%, 10/20/2028 (A)	3,355,000	3,725,510
Fortress Transportation and Infrastructure
Investors LLC
6.500%, 10/01/2025 (A)	1,135,000	1,180,860
9.750%, 08/01/2027 (A)	60,000	68,442
Hawaiian Brand Intellectual
Property, Ltd.
5.750%, 01/20/2026 (A)	945,000	991,248
IAA, Inc.
5.500%, 06/15/2027 (A)	1,250,000	1,305,031
KAR Auction Services, Inc.
5.125%, 06/01/2025 (A)	1,875,000	1,903,125
Meritor, Inc.
4.500%, 12/15/2028 (A)	310,000	315,813
Mileage Plus Holdings LLC
6.500%, 06/20/2027 (A)	2,200,000	2,403,500
Pike Corp.
5.500%, 09/01/2028 (A)	145,000	150,800
Sensata Technologies UK Financing
Company PLC
6.250%, 02/15/2026 (A)	250,000	258,100
Sensata Technologies, Inc.
3.750%, 02/15/2031 (A)	230,000	230,863
Signature Aviation US Holdings, Inc.
5.375%, 05/01/2026 (A)	1,375,000	1,405,938
Spirit AeroSystems, Inc.
4.600%, 06/15/2028	330,000	318,991
5.500%, 01/15/2025 (A)	150,000	155,958
Stevens Holding Company, Inc.
6.125%, 10/01/2026 (A)	675,000	726,469
TransDigm, Inc.
6.250%, 03/15/2026 (A)	550,000	579,640
TriMas Corp.
4.875%, 10/15/2025 (A)	725,000	739,500
Uber Technologies, Inc.
8.000%, 11/01/2026 (A)	950,000	1,026,333

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Airlines 2020-1 Class A Pass
Through Trust
5.875%, 10/15/2027	$1,488,133	$1,659,268
Vertical Holdco GmbH
7.625%, 07/15/2028 (A)	250,000	270,185
Vertical U.S. Newco, Inc.
5.250%, 07/15/2027 (A)	375,000	390,938
		21,096,810
Information technology – 4.4%
CommScope Technologies LLC
6.000%, 06/15/2025 (A)	5,000	5,084
CommScope, Inc.
8.250%, 03/01/2027 (A)	1,070,000	1,127,502
Dell International LLC
5.875%, 06/15/2021 (A)	1,207,000	1,207,000
7.125%, 06/15/2024 (A)	2,275,000	2,354,170
NCR Corp.
6.125%, 09/01/2029 (A)	500,000	535,000
8.125%, 04/15/2025 (A)	150,000	163,296
SS&C Technologies, Inc.
5.500%, 09/30/2027 (A)	375,000	396,139
		5,788,191
Materials – 3.2%
Ardagh Packaging Finance PLC
4.125%, 08/15/2026 (A)	325,000	336,345
5.250%, 04/30/2025 (A)	125,000	131,875
Berry Global, Inc.
5.625%, 07/15/2027 (A)	100,000	106,375
Clearwater Paper Corp.
5.375%, 02/01/2025 (A)(B)	300,000	325,875
Cleveland-Cliffs, Inc.
5.875%, 06/01/2027	475,000	484,956
9.875%, 10/17/2025 (A)	515,000	601,906
Flex Acquisition Company, Inc.
6.875%, 01/15/2025 (A)	800,000	810,408
7.875%, 07/15/2026 (A)	350,000	363,125
Kaiser Aluminum Corp.
4.625%, 03/01/2028 (A)	275,000	287,081
6.500%, 05/01/2025 (A)	175,000	187,250
Plastipak Holdings, Inc.
6.250%, 10/15/2025 (A)	575,000	590,813
		4,226,009
Real estate – 1.2%
Service Properties Trust
3.950%, 01/15/2028	420,000	388,500
4.375%, 02/15/2030	500,000	465,000
4.750%, 10/01/2026	225,000	221,625
5.250%, 02/15/2026	375,000	376,875
7.500%, 09/15/2025	85,000	96,658
		1,548,658
Utilities – 2.2%
NextEra Energy Operating Partners LP
4.500%, 09/15/2027 (A)	725,000	807,433
PG&E Corp.
5.000%, 07/01/2028	150,000	157,688
5.250%, 07/01/2030	150,000	160,455
TerraForm Power Operating LLC
5.000%, 01/31/2028 (A)	1,525,000	1,685,125
		2,810,701
TOTAL CORPORATE BONDS (Cost
$98,467,437)		$107,088,976
The accompanying notes are an integral part of the financial statements.	112

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (C) – 3.6%
Communication services – 0.8%
Arches Buyer, Inc., 2020 Term Loan (1
month LIBOR + 3.250%) 4.250%,
12/06/2027	$620,000	$619,033
Montreign Operating Company LLC,
Bridge Term Loan (3 month LIBOR +
3.250%) 3.368%, 03/22/2021	420,089	409,061
		1,028,094
Consumer discretionary – 0.4%
Carnival Corp., USD Term Loan B (1
month LIBOR + 7.500%) 8.500%,
06/30/2025	318,400	330,076
CCM Merger, Inc., 2020 Term Loan B
(1 month LIBOR + 3.750%) 4.500%,
11/04/2025	220,000	220,917
		550,993
Financials – 0.4%
Nexus Buyer LLC, Term Loan B (3
month LIBOR + 3.750%) 3.932%,
11/09/2026	470,250	468,929
Industrials – 1.5%
Alliance Laundry Systems LLC, Term
Loan B (3 month LIBOR + 3.500%)
4.250%, 10/08/2027	220,000	220,629
Mileage Plus Holdings LLC, 2020 Term
Loan B (3 month LIBOR + 5.250%)
6.250%, 06/25/2027	525,000	559,813
The Dun & Bradstreet Corp., Term Loan
(1 month LIBOR + 3.250%) 3.365%,
02/06/2026	548,618	549,304
Vertical U.S. Newco, Inc., USD Term
Loan B (6 month LIBOR + 4.250%)
4.478%, 07/30/2027	578,550	583,034
		1,912,780
Information technology – 0.5%
Azalea Topco, Inc., Term Loan (1 and 3
month LIBOR + 3.500%) 3.711%,
07/24/2026	666,563	665,729
TOTAL TERM LOANS (Cost $4,595,113)		$4,626,525
COMMON STOCKS – 0.7%
Energy – 0.7%
Denbury, Inc. (D)	6,411	274,070
Whiting Petroleum Corp. (D)	20,044	687,491
TOTAL COMMON STOCKS (Cost $1,515,541)		$961,561
EXCHANGE-TRADED FUNDS – 3.0%
iShares Broad USD High Yield
Corporate Bond ETF	93,750	3,847,500
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,890,813)		$3,847,500
ESCROW CERTIFICATES – 0.0%
Texas Competitive Electric Holdings
Company LLC
11.500%, 10/01/2020 (D)(E)	$13,200,000	19,800
TOTAL ESCROW CERTIFICATES (Cost $6,477)		$19,800

U.S. High Yield Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
SHORT-TERM INVESTMENTS – 10.5%
Short-term funds – 10.5%
John Hancock Collateral Trust,
0.1222% (F)(G)		209,559	$2,096,764
State Street Institutional
U.S. Government Money Market
Fund, Premier Class, 0.0302% (F)		11,621,687	11,621,687
TOTAL SHORT-TERM INVESTMENTS (Cost $13,715,895)			$13,718,451
Total Investments (U.S. High Yield Bond Fund)
(Cost $122,191,276) – 100.0%			$130,262,813
Other assets and liabilities, net – (0.0%)			(6,555)
TOTAL NET ASSETS – 100.0%			$130,256,258
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate

(A)These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $79,502,512 or 61.0% of the fund's net assets as of 2-28-21.

(B)All or a portion of this security is on loan as of 2-28-21.

(C)Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(D)Non-income producing security.

(E)Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.

(F)The rate shown is the annualized seven-day yield as of 2-28-21.

(G)Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

U.S. Sector Rotation Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 96.1%
Communication services – 11.5%
Diversified telecommunication services – 1.3%
AT&T, Inc.	273,126	$7,617,484
Lumen Technologies, Inc.	37,845	465,115
Verizon Communications, Inc.	158,605	8,770,857
		16,853,456
Entertainment – 2.8%
Activision Blizzard, Inc.	36,814	3,519,787
Electronic Arts, Inc.	13,817	1,851,063
Live Nation Entertainment, Inc. (A)	6,811	605,225
Netflix, Inc. (A)	21,045	11,340,098
Take-Two Interactive Software, Inc. (A)	5,479	1,010,656
The Walt Disney Company (A)	86,241	16,302,999
		34,629,828
Interactive media and services – 5.6%
Alphabet, Inc., Class A (A)	11,118	22,479,595
Alphabet, Inc., Class C (A)	10,735	21,865,692
Facebook, Inc., Class A (A)	88,902	22,902,933
Twitter, Inc. (A)	29,413	2,266,566
		69,514,786
Media – 1.6%
Charter Communications, Inc.,
Class A (A)	6,398	3,924,661
Comcast Corp., Class A	200,211	10,555,124
Discovery, Inc., Series A (A)	7,029	372,748
Discovery, Inc., Series C (A)	12,937	582,165
DISH Network Corp., Class A (A)	10,843	341,663
The accompanying notes are an integral part of the financial statements.	113

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)			U.S. Sector Rotation Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Media (continued)			Internet and direct marketing retail (continued)
Fox Corp., Class A	14,801	$493,021	Expedia Group, Inc.	4,781	$769,741
Fox Corp., Class B	6,783	216,581			52,789,682
News Corp., Class A	17,144	402,027	Leisure products – 0.0%
News Corp., Class B	5,338	122,347
			Hasbro, Inc.	4,815	451,214
Omnicom Group, Inc.	9,426	647,849
			Multiline retail – 0.4%
The Interpublic Group of
			Dollar General Corp.	7,612	1,438,592
Companies, Inc.	17,103	446,730
			Dollar Tree, Inc. (A)	7,307	717,547
ViacomCBS, Inc., Class B	24,774	1,597,675
			Target Corp.	15,559	2,854,143
		19,702,591
Wireless telecommunication services – 0.2%					5,010,282

			Specialty retail – 1.6%
T-Mobile US, Inc. (A)	22,359	2,682,409
			Advance Auto Parts, Inc.	1,957	313,805
		143,383,070
			AutoZone, Inc. (A)	669	775,986
Consumer discretionary – 11.3%
			Best Buy Company, Inc.	6,648	667,127
Auto components – 0.2%			CarMax, Inc. (A)	4,734	565,760
Aptiv PLC (A)	10,713	1,605,236	L Brands, Inc. (A)	6,739	368,354
BorgWarner, Inc.	9,701	436,545	Lowe's Companies, Inc.	21,138	3,376,796
		2,041,781	O'Reilly Automotive, Inc. (A)	2,090	934,920
Automobiles – 2.0%			Ross Stores, Inc.	10,270	1,197,893
			The Gap, Inc.	5,935	148,078
Ford Motor Company (A)	155,024	1,813,781
			The Home Depot, Inc.	31,058	8,023,524
General Motors Company	49,970	2,564,960
			The TJX Companies, Inc.	34,636	2,285,630
Tesla, Inc. (A)	30,085	20,322,418
			Tractor Supply Company	3,361	534,265
		24,701,159
			Ulta Beauty, Inc. (A)	1,625	523,786
Distributors – 0.1%
					19,715,924
Genuine Parts Company	6,229	656,225
			Textiles, apparel and luxury goods – 0.7%
LKQ Corp. (A)	12,090	476,225
			Hanesbrands, Inc.	13,161	232,818
Pool Corp.	1,734	580,491
			NIKE, Inc., Class B	47,411	6,390,055
		1,712,941
			PVH Corp.	2,686	268,493
Hotels, restaurants and leisure – 1.7%
			Ralph Lauren Corp.	1,822	213,320
Carnival Corp. (A)	28,946	774,306	Tapestry, Inc.	10,481	441,669
Chipotle Mexican Grill, Inc. (A)	1,089	1,570,338	Under Armour, Inc., Class A (A)	7,124	155,944
Darden Restaurants, Inc.	5,068	695,988	Under Armour, Inc., Class C (A)	7,353	133,825
Domino's Pizza, Inc.	1,534	531,546	VF Corp.	12,083	956,128
Hilton Worldwide Holdings, Inc. (A)	10,799	1,335,620
					8,792,252
Las Vegas Sands Corp.	12,784	800,278
					141,733,435
Marriott International, Inc., Class A (A)	10,352	1,532,821
			Consumer staples – 5.1%
McDonald's Corp.	29,001	5,978,266
MGM Resorts International	15,957	603,015	Beverages – 1.3%
Norwegian Cruise Line			Brown-Forman Corp., Class B	6,730	481,733
Holdings, Ltd. (A)(B)	12,285	363,145	Constellation Brands, Inc., Class A	6,251	1,338,589
Royal Caribbean Cruises, Ltd.	7,247	675,928	Molson Coors Beverage Company,
Starbucks Corp.	45,683	4,935,134	Class B	6,938	308,394
Wynn Resorts, Ltd. (A)	4,051	533,638	Monster Beverage Corp. (A)	13,627	1,195,633
Yum! Brands, Inc.	11,741	1,215,546	PepsiCo, Inc.	50,961	6,583,652
		21,545,569	The Coca-Cola Company	142,625	6,987,199
Household durables – 0.4%			Food and staples retailing – 0.7%		16,895,200
D.R. Horton, Inc.	12,529	963,104
Garmin, Ltd.	5,636	698,977	Costco Wholesale Corp.	9,106	3,014,086
Hamilton Beach Brands Holding			Sysco Corp.	10,512	837,071
Company, Class B	294	5,166	The Kroger Company	15,980	514,716
Leggett & Platt, Inc.	5,006	216,610	Walgreens Boots Alliance, Inc.	14,833	710,946
Lennar Corp., A Shares	10,395	862,473	Walmart, Inc.	28,611	3,717,141
Mohawk Industries, Inc. (A)	2,260	395,477			8,793,960
Newell Brands, Inc.	14,268	330,590	Food products – 0.9%

NVR, Inc. (A)	132	594,111
			Archer-Daniels-Midland Company	20,517	1,160,852
PulteGroup, Inc.	10,130	456,964
			Campbell Soup Company	7,468	339,645
Whirlpool Corp.	2,363	449,159
			Conagra Brands, Inc.	18,015	611,249
		4,972,631
Internet and direct marketing retail – 4.2%			General Mills, Inc.	22,542	1,240,035
			Hormel Foods Corp.	10,353	480,069
Amazon.com, Inc. (A)	14,999	46,390,857	Kellogg Company	9,379	541,262
Booking Holdings, Inc. (A)	1,440	3,353,054	Lamb Weston Holdings, Inc.	5,396	430,439
eBay, Inc.	23,030	1,299,353	McCormick & Company, Inc.	9,171	772,932
Etsy, Inc. (A)	4,434	976,677	Mondelez International, Inc., Class A	52,739	2,803,605
The accompanying notes are an integral part of the financial statements.	114

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)			U.S. Sector Rotation Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Food products (continued)			Banks (continued)
The Hershey Company	5,440	$792,336	People's United Financial, Inc.	15,600	$279,864
The J.M. Smucker Company	4,207	471,184	Regions Financial Corp.	35,266	727,538
The Kraft Heinz Company	23,895	869,300	SVB Financial Group (A)	1,902	961,195
Tyson Foods, Inc., Class A	10,846	733,949	The PNC Financial Services Group, Inc.	15,558	2,619,345
		11,246,857	Truist Financial Corp.	49,502	2,819,634
Household products – 1.4%			U.S. Bancorp	50,336	2,516,800
			Wells Fargo & Company	151,812	5,491,040
Church & Dwight Company, Inc.	9,228	726,705
			Zions Bancorp NA	6,022	320,190
Colgate-Palmolive Company	31,838	2,394,218
					51,941,144
Kimberly-Clark Corp.	12,634	1,621,321	Capital markets – 3.5%
The Clorox Company	4,682	847,676
The Procter & Gamble Company	92,102	11,377,360	Ameriprise Financial, Inc.	5,529	1,223,236
		16,967,280	BlackRock, Inc.	6,646	4,615,647
Personal products – 0.2%			Cboe Global Markets, Inc.	5,063	501,034
			CME Group, Inc.	16,822	3,359,353
The Estee Lauder Companies, Inc.,
			Franklin Resources, Inc.	12,768	334,139
Class A	8,414	2,405,226
			Intercontinental Exchange, Inc.	26,302	2,901,374
Tobacco – 0.6%
			Invesco, Ltd.	17,650	395,713
Altria Group, Inc.	68,531	2,987,952
			MarketAxess Holdings, Inc.	1,779	989,017
Philip Morris International, Inc.	57,427	4,825,017
			Moody's Corp.	7,568	2,080,368
		7,812,969	Morgan Stanley	66,976	5,148,445
		64,121,492	MSCI, Inc.	3,884	1,609,996
Energy – 3.0%			Nasdaq, Inc.	5,381	744,138
			Northern Trust Corp.	9,753	927,803
Energy equipment and services – 0.3%
			Raymond James Financial, Inc.	5,711	666,702
Baker Hughes Company	28,408	695,428
			S&P Global, Inc.	11,275	3,713,534
Halliburton Company	36,618	799,371
			State Street Corp.	16,532	1,203,034
NOV, Inc.	16,083	242,853
			T. Rowe Price Group, Inc.	10,611	1,720,468
Schlumberger NV	57,661	1,609,319
			The Bank of New York Mellon Corp.	38,203	1,610,638
Technip Energies NV, ADR (A)	3,950	50,041
			The Charles Schwab Corp.	69,901	4,314,290
		3,397,012
Oil, gas and consumable fuels – 2.7%			The Goldman Sachs Group, Inc.	16,123	5,150,976
	15,636	308,498			43,209,905
APA Corp.			Consumer finance – 0.7%
Cabot Oil & Gas Corp.	16,510	305,600
			American Express Company	30,563	4,133,951
Chevron Corp.	79,740	7,974,000
			Capital One Financial Corp.	21,434	2,576,152
ConocoPhillips	56,109	2,918,229
			Discover Financial Services	14,363	1,351,127
Devon Energy Corp.	24,506	527,859
			Synchrony Financial	25,442	984,097
Diamondback Energy, Inc.	6,544	453,368
					9,045,327
EOG Resources, Inc.	24,165	1,560,092
			Diversified financial services – 1.8%
Exxon Mobil Corp.	175,144	9,522,579
Hess Corp.	11,321	741,865	Berkshire Hathaway, Inc., Class B (A)	91,197	21,933,790
HollyFrontier Corp.	6,174	233,871	NewStar Financial, Inc. (A)(C)	2,317	235
Kinder Morgan, Inc.	80,643	1,185,452			21,934,025
Marathon Oil Corp.	32,698	362,948	Insurance – 2.0%
Marathon Petroleum Corp.	26,952	1,472,118
			Aflac, Inc.	26,476	1,267,936
Occidental Petroleum Corp.	34,715	923,766
			American International Group, Inc.	34,917	1,534,602
ONEOK, Inc.	18,408	815,290
			Aon PLC, Class A	9,265	2,109,733
Phillips 66	18,093	1,502,624
			Arthur J. Gallagher & Company	7,795	933,841
Pioneer Natural Resources Company	8,376	1,244,422
			Assurant, Inc.	2,404	296,221
The Williams Companies, Inc.	50,269	1,148,144
			Chubb, Ltd.	18,294	2,974,239
Valero Energy Corp.	16,891	1,300,269
			Cincinnati Financial Corp.	6,064	593,484
		34,500,994	Everest Re Group, Ltd.	1,620	391,732
		37,898,006	Globe Life, Inc.	3,902	364,447
Financials – 12.1%			Lincoln National Corp.	7,363	418,734
			Loews Corp.	9,469	452,713
Banks – 4.1%
			Marsh & McLennan Companies, Inc.	20,556	2,368,462
Bank of America Corp.	279,527	9,702,382
			MetLife, Inc.	31,003	1,785,773
Citigroup, Inc.	76,446	5,036,262
			Principal Financial Group, Inc.	10,355	585,886
Citizens Financial Group, Inc.	15,681	681,183
			Prudential Financial, Inc.	16,049	1,391,769
Comerica, Inc.	5,107	347,787
			The Allstate Corp.	12,324	1,313,738
Fifth Third Bancorp	26,159	907,456
			The Hartford Financial Services
First Republic Bank	6,387	1,052,258
			Group, Inc.	14,523	736,171
Huntington Bancshares, Inc.	37,354	573,010
			The Progressive Corp.	23,734	2,039,937
JPMorgan Chase & Co.	111,925	16,472,002
			The Travelers Companies, Inc.	10,266	1,493,703
KeyCorp	35,855	722,120
			Unum Group	8,254	218,566
M&T Bank Corp.	4,711	711,078
			W.R. Berkley Corp.	5,706	395,597

The accompanying notes are an integral part of the financial statements.	115

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)			U.S. Sector Rotation Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Insurance (continued)			Life sciences tools and services (continued)
Willis Towers Watson PLC	5,224	$1,152,623	Mettler-Toledo International, Inc. (A)	673	$751,102
		24,819,907	PerkinElmer, Inc.	3,165	399,075
			Thermo Fisher Scientific, Inc.	11,203	5,042,246
		150,950,308
			Waters Corp. (A)	1,754	480,386
Health care – 10.1%
					10,942,142
Biotechnology – 1.5%
			Pharmaceuticals – 2.8%
AbbVie, Inc.	55,869	6,019,326
			Bristol-Myers Squibb Company	66,142	4,056,489
Alexion Pharmaceuticals, Inc. (A)	6,925	1,057,794
			Catalent, Inc. (A)	4,821	548,196
Amgen, Inc.	18,423	4,143,701
			Elanco Animal Health, Inc. (A)(C)	2,471	0
Biogen, Inc. (A)	4,870	1,328,926
			Eli Lilly & Company	23,239	4,761,439
Gilead Sciences, Inc.	39,668	2,435,615
			Johnson & Johnson	77,053	12,209,818
Incyte Corp. (A)	5,891	463,386
			Merck & Company, Inc.	74,053	5,377,729
Regeneron Pharmaceuticals, Inc. (A)	3,318	1,494,991
			Perrigo Company PLC	3,995	161,238
Vertex Pharmaceuticals, Inc. (A)	8,229	1,749,074
			Pfizer, Inc.	162,691	5,448,522
		18,692,813
			Viatris, Inc. (A)	35,312	524,383
Health care equipment and supplies – 2.9%
			Zoetis, Inc.	13,911	2,159,544
Abbott Laboratories	53,411	6,397,570			35,247,358
ABIOMED, Inc. (A)	1,362	442,037
					126,334,165
Align Technology, Inc. (A)	2,162	1,226,092
			Industrials – 9.0%
Baxter International, Inc.	15,394	1,195,960
Becton, Dickinson and Company	8,740	2,107,651	Aerospace and defense – 1.4%
Boston Scientific Corp. (A)	43,152	1,673,435	General Dynamics Corp.	8,227	1,344,868
Danaher Corp.	19,053	4,185,373	Howmet Aerospace, Inc. (A)	13,811	388,227
Dentsply Sirona, Inc.	6,586	349,519	Huntington Ingalls Industries, Inc.	1,433	252,079
DexCom, Inc. (A)	2,894	1,151,175	L3Harris Technologies, Inc.	7,436	1,352,683
Edwards Lifesciences Corp. (A)	18,782	1,560,784	Lockheed Martin Corp.	8,714	2,877,799
Hologic, Inc. (A)	7,745	558,337	Northrop Grumman Corp.	5,487	1,600,338
IDEXX Laboratories, Inc. (A)	2,571	1,337,357	Raytheon Technologies Corp.	53,751	3,869,534
Intuitive Surgical, Inc. (A)	3,543	2,610,482	Teledyne Technologies, Inc. (A)	1,305	484,155
Medtronic PLC	40,563	4,744,654	Textron, Inc.	8,100	407,754
ResMed, Inc.	4,367	841,870	The Boeing Company (A)	18,781	3,981,760
STERIS PLC	2,571	449,411	TransDigm Group, Inc. (A)	1,927	1,111,243
Stryker Corp.	9,853	2,391,225			17,670,440
Teleflex, Inc.	1,403	558,562	Air freight and logistics – 0.6%
The Cooper Companies, Inc.	1,478	570,700
			CH Robinson Worldwide, Inc.	4,901	445,256
Varian Medical Systems, Inc. (A)	2,753	482,518
			Expeditors International of
West Pharmaceutical Services, Inc.	2,228	625,288
			Washington, Inc.	6,103	560,500
Zimmer Biomet Holdings, Inc.	6,246	1,018,473
			FedEx Corp.	8,710	2,216,695
		36,478,473
Health care providers and services – 1.9%			United Parcel Service, Inc., Class B	25,788	4,070,120
					7,292,571
AmerisourceBergen Corp.	4,432	448,607	Airlines – 0.3%

Anthem, Inc.	7,495	2,272,409
			Alaska Air Group, Inc. (A)	4,459	289,924
Cardinal Health, Inc.	8,842	455,540
			American Airlines Group, Inc. (A)(B)	22,021	461,120
Centene Corp. (A)	17,473	1,022,869
			Delta Air Lines, Inc. (A)	22,994	1,102,332
Cigna Corp.	10,887	2,285,181
			Southwest Airlines Company	21,283	1,237,181
CVS Health Corp.	39,445	2,687,388
			United Airlines Holdings, Inc. (A)	10,552	555,879
DaVita, Inc. (A)	2,228	227,546
					3,646,436
HCA Healthcare, Inc.	7,954	1,368,327
			Building products – 0.8%
Henry Schein, Inc. (A)	4,303	266,141
Humana, Inc.	3,988	1,514,044	A. O. Smith Corp.	9,201	546,263
Laboratory Corp. of America			Allegion PLC	6,253	680,201
Holdings (A)	2,935	704,136	Carrier Global Corp.	55,351	2,021,972
McKesson Corp.	4,839	820,307	Fortune Brands Home & Security, Inc.	9,439	784,758
Quest Diagnostics, Inc.	4,061	469,411	Johnson Controls International PLC	49,183	2,743,920
UnitedHealth Group, Inc.	28,593	9,499,166	Masco Corp.	17,778	946,145
Universal Health Services, Inc., Class B	2,342	293,523	Trane Technologies PLC	16,314	2,499,957
		24,334,595			10,223,216
Health care technology – 0.1%			Commercial services and supplies – 0.3%
Cerner Corp.	9,239	638,784	Cintas Corp.	2,846	923,072
Life sciences tools and services – 0.9%			Copart, Inc. (A)	6,729	734,538
			Republic Services, Inc.	6,812	606,881
Agilent Technologies, Inc.	8,649	1,055,783
			Rollins, Inc.	7,164	237,630
Bio-Rad Laboratories, Inc., Class A (A)	608	355,376
			Waste Management, Inc.	12,591	1,396,216
Illumina, Inc. (A)	4,127	1,813,445
IQVIA Holdings, Inc. (A)	5,419	1,044,729			3,898,337
The accompanying notes are an integral part of the financial statements.	116

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)			U.S. Sector Rotation Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Construction and engineering – 0.1%			Communications equipment (continued)
Jacobs Engineering Group, Inc.	5,576	$641,686	Motorola Solutions, Inc.	6,445	$1,130,969
Quanta Services, Inc.	5,974	500,920			9,655,924
Electrical equipment – 0.9%		1,142,606	Electronic equipment, instruments and components – 0.7%
			Amphenol Corp., Class A	11,374	1,429,484
AMETEK, Inc.	16,328	1,926,214	CDW Corp.	5,436	852,854
Eaton Corp. PLC	28,289	3,682,945	Corning, Inc.	29,048	1,110,796
Emerson Electric Company	42,443	3,645,854	FLIR Systems, Inc.	4,986	266,252
Rockwell Automation, Inc.	8,245	2,005,844	IPG Photonics Corp. (A)	1,358	308,741
		11,260,857	Keysight Technologies, Inc. (A)	7,045	997,008
Industrial conglomerates – 1.3%			TE Connectivity, Ltd.	12,575	1,635,127
			Trimble, Inc. (A)	9,512	705,220
3M Company	23,193	4,060,167
			Vontier Corp. (A)	6,406	201,148
General Electric Company	352,219	4,416,826
			Zebra Technologies Corp., Class A (A)	2,027	1,012,345
Honeywell International, Inc.	28,214	5,709,103
					8,518,975
Roper Technologies, Inc.	4,217	1,592,424	IT services – 5.1%
		15,778,520		23,386	5,867,547
Machinery – 2.0%			Accenture PLC, Class A
			Akamai Technologies, Inc. (A)	6,009	567,851
Caterpillar, Inc.	24,126	5,208,321
			Automatic Data Processing, Inc.	15,828	2,754,389
Cummins, Inc.	6,573	1,664,284
			Broadridge Financial Solutions, Inc.	4,268	608,147
Deere & Company	13,917	4,858,703
			Cognizant Technology Solutions Corp.,
Dover Corp.	6,399	788,741
			Class A	19,735	1,450,128
Flowserve Corp.	5,785	214,045
			DXC Technology Company	9,391	236,841
Fortive Corp.	14,975	985,655
			Fidelity National Information
IDEX Corp.	3,362	656,162
			Services, Inc.	22,904	3,160,752
Illinois Tool Works, Inc.	12,792	2,586,287
			Fiserv, Inc. (A)	21,225	2,448,728
Ingersoll Rand, Inc. (A)	16,507	764,934
			FleetCor Technologies, Inc. (A)	3,079	853,837
Otis Worldwide Corp.	18,084	1,152,132
			Gartner, Inc. (A)	3,296	590,116
PACCAR, Inc.	15,386	1,399,972
			Global Payments, Inc.	11,049	2,187,592
Parker-Hannifin Corp.	5,720	1,641,411
			IBM Corp.	32,891	3,911,727
Pentair PLC	7,387	413,155
			Jack Henry & Associates, Inc.	2,817	418,155
Snap-on, Inc.	2,408	489,089
			Leidos Holdings, Inc.	4,938	436,766
Stanley Black & Decker, Inc.	7,116	1,244,161
			Mastercard, Inc., Class A	32,473	11,490,571
Wabtec Corp.	7,946	575,529
			Paychex, Inc.	11,810	1,075,537
Xylem, Inc.	8,004	796,878
			PayPal Holdings, Inc. (A)	43,249	11,238,253
		25,439,459
			The Western Union Company	15,174	352,340
Professional services – 0.2%
			VeriSign, Inc. (A)	3,706	719,075
Equifax, Inc.	3,939	637,645	Visa, Inc., Class A	62,591	13,293,702
IHS Markit, Ltd.	12,069	1,088,141
					63,662,054
Nielsen Holdings PLC	11,560	259,060
			Semiconductors and semiconductor equipment – 5.2%
Robert Half International, Inc.	3,691	287,123
			Advanced Micro Devices, Inc. (A)	43,571	3,682,185
Verisk Analytics, Inc.	5,265	862,670
			Analog Devices, Inc.	13,386	2,085,807
		3,134,639
			Applied Materials, Inc.	33,086	3,910,434
Road and rail – 0.9%
			Broadcom, Inc.	14,654	6,885,475
CSX Corp.	27,575	2,524,491	Enphase Energy, Inc. (A)	4,577	805,827
JB Hunt Transport Services, Inc.	3,010	442,079	Intel Corp.	148,460	9,023,399
Kansas City Southern	3,375	716,648	KLA Corp.	5,596	1,741,643
Norfolk Southern Corp.	9,158	2,308,365	Lam Research Corp.	5,217	2,959,030
Old Dominion Freight Line, Inc.	3,469	745,037	Maxim Integrated Products, Inc.	9,683	902,165
Union Pacific Corp.	24,297	5,004,210	Microchip Technology, Inc.	9,433	1,439,759
		11,740,830	Micron Technology, Inc. (A)	40,329	3,691,313
Trading companies and distributors – 0.2%			Monolithic Power Systems, Inc.	1,536	575,263
			NVIDIA Corp.	22,425	12,301,907
Fastenal Company	18,487	857,242
			Qorvo, Inc. (A)	4,132	721,984
United Rentals, Inc. (A)	2,323	690,814
W.W. Grainger, Inc.	1,452	541,175	QUALCOMM, Inc.	40,973	5,580,113
			Skyworks Solutions, Inc.	6,017	1,069,943
		2,089,231
			Teradyne, Inc.	6,016	773,718
		113,317,142
Information technology – 26.3%			Texas Instruments, Inc.	33,255	5,728,839
			Xilinx, Inc.	8,880	1,157,064
Communications equipment – 0.8%					65,035,868
Arista Networks, Inc. (A)	2,071	579,549	Software – 8.3%
Cisco Systems, Inc.	160,656	7,208,635	Adobe, Inc. (A)	18,207	8,369,212
F5 Networks, Inc. (A)	2,342	444,933	ANSYS, Inc. (A)	3,260	1,111,627
Juniper Networks, Inc.	12,536	291,838	Autodesk, Inc. (A)	8,346	2,303,496
			Cadence Design Systems, Inc. (A)	10,586	1,493,579
The accompanying notes are an integral part of the financial statements.	117

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)			U.S. Sector Rotation Fund (continued)
	Shares or			Shares or
	Principal			Principal
	Amount	Value		Amount	Value
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Software (continued)			Equity real estate investment trusts – 2.2%
Citrix Systems, Inc.	4,673	$624,219	Alexandria Real Estate Equities, Inc.	4,564	$728,825
Fortinet, Inc. (A)	5,114	863,499	American Tower Corp.	16,374	3,538,913
Intuit, Inc.	9,972	3,890,476	AvalonBay Communities, Inc.	5,146	904,410
Microsoft Corp.	286,950	66,681,441	Boston Properties, Inc.	5,221	517,558
NortonLifeLock, Inc.	22,463	438,253	Crown Castle International Corp.	15,898	2,476,114
Oracle Corp.	71,993	4,644,268	Digital Realty Trust, Inc.	10,327	1,391,357
Paycom Software, Inc. (A)	1,859	695,712	Duke Realty Corp.	13,710	538,118
salesforce.com, Inc. (A)	34,728	7,518,612	Equinix, Inc.	3,284	2,129,149
ServiceNow, Inc. (A)	7,405	3,950,271	Equity Residential	12,624	825,736
Synopsys, Inc. (A)	5,792	1,420,256	Essex Property Trust, Inc.	2,403	612,260
Tyler Technologies, Inc. (A)	1,531	709,496	Extra Space Storage, Inc.	4,763	598,709
		104,714,417	Federal Realty Investment Trust	2,537	256,668
Technology hardware, storage and peripherals – 6.2%			Healthpeak Properties, Inc.	19,843	577,233
			Host Hotels & Resorts, Inc.	25,997	431,290
Apple, Inc.	607,630	73,681,212
			Iron Mountain, Inc.	10,621	369,505
Hewlett Packard Enterprise Company	48,931	712,435
			Kimco Realty Corp.	15,942	292,217
HP, Inc.	52,221	1,512,842
			Mid-America Apartment
NetApp, Inc.	8,493	531,662
			Communities, Inc.	4,216	568,022
Seagate Technology PLC	8,499	622,382
			Prologis, Inc.	27,248	2,699,459
Western Digital Corp.	11,568	792,755
			Public Storage	5,606	1,311,468
Xerox Holdings Corp.	6,336	161,441
			Realty Income Corp.	12,938	779,644
		78,014,729
			Regency Centers Corp.	5,817	318,655
		329,601,967	SBA Communications Corp.	4,096	1,045,012
Materials – 3.9%			Simon Property Group, Inc.	12,086	1,364,751
Chemicals – 2.7%			SL Green Realty Corp.	2,675	184,762
			UDR, Inc.	10,854	446,859
Air Products & Chemicals, Inc.	12,645	3,232,315
			Ventas, Inc.	13,807	730,390
Albemarle Corp.	6,599	1,037,429
			Vornado Realty Trust	5,781	248,236
Celanese Corp.	6,687	928,891
			Welltower, Inc.	15,382	1,044,438
CF Industries Holdings, Inc.	12,238	554,137
			Weyerhaeuser Company	27,513	931,865
Corteva, Inc.	42,621	1,924,338
Dow, Inc.	42,434	2,516,761			27,861,623
DuPont de Nemours, Inc.	30,689	2,158,050	Real estate management and development – 0.1%
Eastman Chemical Company	7,750	846,765	CBRE Group, Inc., Class A (A)	12,365	936,896
Ecolab, Inc.	14,207	2,974,378
					28,798,519
FMC Corp.	7,423	754,845
			Utilities – 1.5%
International Flavors & Fragrances, Inc.	14,226	1,927,765
			Electric utilities – 0.9%
Linde PLC	30,026	7,334,451
LyondellBasell Industries NV, Class A	14,709	1,516,351	Alliant Energy Corp.	5,632	259,973
PPG Industries, Inc.	13,513	1,821,823	American Electric Power Company, Inc.	11,193	837,796
The Mosaic Company	19,735	580,209	Duke Energy Corp.	16,594	1,420,280
The Sherwin-Williams Company	4,676	3,181,270	Edison International	8,535	460,805
			Entergy Corp.	4,515	391,947
		33,289,778
			Evergy, Inc.	5,115	274,317
Construction materials – 0.2%
			Eversource Energy	7,730	614,380
Martin Marietta Materials, Inc.	3,563	1,200,268
			Exelon Corp.	21,997	849,084
Vulcan Materials Company	7,581	1,265,951
			FirstEnergy Corp.	12,233	405,402
		2,466,219	NextEra Energy, Inc.	44,173	3,245,832
Containers and packaging – 0.5%			NRG Energy, Inc.	5,506	201,024
Amcor PLC	89,732	981,668	Pinnacle West Capital Corp.	2,539	177,552
Avery Dennison Corp.	4,772	836,102	PPL Corp.	17,335	454,004
Ball Corp.	18,714	1,597,988	The Southern Company	23,816	1,350,844
International Paper Company	22,488	1,116,529	Xcel Energy, Inc.	11,848	694,174
Packaging Corp. of America	5,425	716,209			11,637,414
Sealed Air Corp.	8,875	371,863	Gas utilities – 0.0%
Westrock Company	15,026	654,983
			Atmos Energy Corp.	2,838	240,123
Metals and mining – 0.5%		6,275,342	Independent power and renewable electricity producers –

			0.1%
Freeport-McMoRan, Inc. (A)	83,116	2,818,464	The AES Corp.	14,997	398,320
Newmont Corp.	45,959	2,499,250	Multi-utilities – 0.4%
Nucor Corp.	17,273	1,033,271
			Ameren Corp.	5,574	391,685
		6,350,985	CenterPoint Energy, Inc.	12,284	238,801
		48,382,324	CMS Energy Corp.	6,456	349,334
Real estate – 2.3%			Consolidated Edison, Inc.	7,714	506,424
			Dominion Energy, Inc.	18,395	1,256,746

The accompanying notes are an integral part of the financial statements.	118

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
DTE Energy Company	4,364	$513,730
NiSource, Inc.	8,639	186,602
Public Service Enterprise Group, Inc.	11,406	613,985
Sempra Energy	6,504	754,334
WEC Energy Group, Inc.	7,112	573,512
		5,385,153
Water utilities – 0.1%
American Water Works Company, Inc.	4,087	579,864
		18,240,874
TOTAL COMMON STOCKS (Cost $965,866,602)		$1,202,761,302
RIGHTS – 0.0%
Pan American Silver Corp. (Expiration
Date: 2-22-29) (A)(D)	13,589	12,910
TOTAL RIGHTS (Cost $4,020)		$12,910
SHORT-TERM INVESTMENTS – 3.6%
U.S. Government Agency – 2.3%
Federal Home Loan Bank Discount Note
0.035%, 04/07/2021 *	$28,400,000	28,398,832
Short-term funds – 0.0%
John Hancock Collateral Trust,
0.1222% (E)(F)	74,790	748,323
Repurchase agreement – 1.3%
Repurchase Agreement with State Street
Corp. dated 2-26-21 at 0.000% to be
repurchased at $15,947,000 on 3-1-21,
collateralized by $14,145,600
U.S. Treasury Bonds, 7.625% due
11-15-22 (valued at $16,266,003)	$15,947,000	15,947,000
TOTAL SHORT-TERM INVESTMENTS (Cost $45,093,308)		$45,094,155
Total Investments (U.S. Sector Rotation Fund)
(Cost $1,010,963,930) – 99.7%		$1,247,868,367
Other assets and liabilities, net – 0.3%		3,920,348
TOTAL NET ASSETS – 100.0%		$1,251,788,715

U.S. Sector Rotation Fund (continued)

Security Abbreviations and Legend

ADR	American Depositary Receipt

(A)Non-income producing security.

(B)All or a portion of this security is on loan as of 2-28-21.

(C)Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.

(D)Strike price and/or expiration date not available.

(E)The rate shown is the annualized seven-day yield as of 2-28-21.

(F)Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

*Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis^	value^	(depreciation)
S&P 500 Index E-Mini Futures	257	Long	Mar 2021	$48,827,584	$48,948,220	$120,636
						$120,636

^Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract. See Notes to financial statements regarding investment transactions and other derivatives information.

The accompanying notes are an integral part of the financial statements.	119

John Hancock Funds II

Portfolio of Investments — February 28, 2021 (unaudited) (showing percentage of total net assets)

The following funds had the following country composition as a percentage of net assets, unless otherwise indicated, on 2-28-21:

Capital Appreciation Fund		Science & Technology Fund
United States	82.9%	United States	79.6%
Canada	6.2%	China	6.0%
France	3.7%	Germany	4.6%
Netherlands	2.2%	South Korea	3.7%
Taiwan	1.7%	Russia	1.4%
Australia	1.4%	Taiwan	1.0%
Sweden	1.3%	Other countries	3.7%
Other countries	0.6%	TOTAL	100.0%
TOTAL	100.0%	Strategic Equity Allocation Fund
Health Sciences Fund		United States	65.5%
United States	87.9%	Japan	7.1%
Germany	2.7%	China	3.5%
Switzerland	1.9%	United Kingdom	3.3%
United Kingdom	1.7%	France	2.4%
Netherlands	1.7%	Canada	2.3%
China	1.3%	Switzerland	1.8%
Denmark	1.1%	Australia	1.7%
Other countries	1.7%	Taiwan	1.5%
TOTAL	100.0%	South Korea	1.3%
High Yield Fund (as a percentage of total investments)		Other countries	9.6%
United States	79.9%
		TOTAL	100.0%
Cayman Islands	6.3%

Canada	4.3%
United Kingdom	1.6%
France	1.5%
Ireland	1.2%
Other countries	5.2%
TOTAL	100.0%
Mid Value Fund
United States	82.9%
Canada	6.6%
Ireland	1.7%
United Kingdom	1.3%
Belgium	1.2%
Other countries	6.3%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — February 28, 2021 (unaudited)

	Capital	Capital
	Appreciation	Appreciation		Health Sciences
Assets	Fund	Value Fund	Core Bond Fund	Fund
Unaffiliated investments, at value (including securities loaned)	$2,063,261,267	$1,574,543,082	$3,319,351,149	$473,559,661
Affiliated investments, at value	4,156,022	936,514	468,500	—
Total investments, at value	2,067,417,289	1,575,479,596	3,319,819,649	473,559,661
Cash	—	111,505	996,969	—
Foreign currency, at value	—	7	—	251
Cash collateral at broker for sale commitments	—	—	4,040,000	—
Dividends and interest receivable	877,882	3,909,995	9,890,642	366,561
Receivable for fund shares sold	39,146	—	141,230	740
Receivable for investments sold	7,616,404	9,141,835	127,053,312	112,036
Receivable for delayed delivery securities sold	—	—	242,345,830	—
Receivable for securities lending income	370	178	9	—
Other assets	44,429	36,218	54,102	10,400
Total assets	2,075,995,520	1,588,679,334	3,704,341,743	474,049,649
Liabilities

Written options, at value	—	13,573,371	—	—
Due to custodian	1,093,741	—	—	—
Payable for collateral on sale commitments	—	—	10,000	—
Payable for investments purchased	5,511,166	23,963,322	195,497,159	8,579,058
Payable for delayed delivery securities purchased	—	—	569,131,649	—
Payable for fund shares repurchased	105,997	64,040	10,618,812	—
Payable upon return of securities loaned	4,159,401	936,600	468,506	—
Payable to affiliates
Accounting and legal services fees	103,750	72,493	138,552	22,445
Trustees' fees	1,139	1,038	1,864	250
Other liabilities and accrued expenses	169,651	149,816	266,897	75,736
Total liabilities	11,144,845	38,760,680	776,133,439	8,677,489
Net assets	$2,064,850,675	$1,549,918,654	$2,928,208,304	$465,372,160
Net assets consist of

Paid-in capital	$510,063,536	$1,236,754,783	$2,909,598,954	$306,330,435
Total distributable earnings (loss)	1,554,787,139	313,163,871	18,609,350	159,041,725
Net assets	$2,064,850,675	$1,549,918,654	$2,928,208,304	$465,372,160
Unaffiliated investments, including repurchase agreements, at
cost	$797,528,283	$1,323,112,507	$3,307,954,987	$327,447,882
Affiliated investments, at cost	$4,156,174	$936,598	$468,506	—
Foreign currency, at cost	—	$7	—	$287
Premiums received on written options	—	$11,399,430	—	—
Securities loaned, at value	$4,077,730	$916,654	$459,293	—

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$825,308,209	—	$199,587,539	—
Shares outstanding	40,210,324	—	15,273,189	—
Net asset value, offering price and redemption price per share	$20.52	—	$13.07	—
Class NAV
Net assets	$1,239,542,466	$1,549,918,654	$2,728,620,765	$465,372,160
Shares outstanding	60,096,878	140,888,059	209,157,079	77,895,869
Net asset value, offering price and redemption price per share	$20.63	$11.00	$13.05	$5.97

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — February 28, 2021 (unaudited)

		International
		Strategic Equity	Mid Cap Stock
Assets	High Yield Fund	Allocation Fund	Fund	Mid Value Fund
Unaffiliated investments, at value (including securities loaned)	$217,510,131	$1,734,175,045	$2,012,541,491	$1,536,742,690
Affiliated investments, at value	1,394,810	35,774,131	17,654,667	37,561,561
Repurchase agreements, at value	—	—	50,200,000	—
Total investments, at value	218,904,941	1,769,949,176	2,080,396,158	1,574,304,251
Receivable for centrally cleared swaps	506,970	—	—	—
Unrealized appreciation on forward foreign currency contracts	25,866	—	—	—
Receivable for futures variation margin	7,321	—	—	—
Cash	—	163,738	3,720	—
Foreign currency, at value	339,212	3,748,836	—	32,424
Collateral held at broker for futures contracts	120,137	6,604,557	—	—
Unrealized appreciation on unfunded commitments	—	—	5,011,390	—
Collateral segregated at custodian for OTC derivative contracts	40,000	—	—	—
Dividends and interest receivable	2,561,484	5,535,666	282,051	2,520,336
Receivable for fund shares sold	236,066	7,661	—	210,664
Receivable for investments sold	834,634	—	6,649,758	9,636,913
Receivable for securities lending income	437	11,548	9,896	8,130
Other assets	8,303	72,295	61,955	29,278
Total assets	223,585,371	1,786,093,477	2,092,414,928	1,586,741,996
Liabilities

Unrealized depreciation on forward foreign currency contracts	8,674	—	—	—
Swap contracts, at value	24,382	—	—	—
Payable for futures variation margin	—	1,244,004	—	—
Payable for investments purchased	11,413,032	—	13,797,304	6,035,277
Payable for fund shares repurchased	—	—	2,130,109	6,340,403
Payable upon return of securities loaned	1,395,094	35,807,216	17,556,797	37,565,140
Payable to affiliates
Accounting and legal services fees	9,939	86,346	97,060	68,918
Trustees' fees	228	1,102	1,109	843
Other liabilities and accrued expenses	74,442	237,249	172,908	128,806
Total liabilities	12,925,791	37,375,917	33,755,287	50,139,387
Net assets	$210,659,580	$1,748,717,560	$2,058,659,641	$1,536,602,609
Net assets consist of

Paid-in capital	$312,803,588	$1,509,007,294	$1,132,416,849	$1,110,878,582
Total distributable earnings (loss)	(102,144,008)	239,710,266	926,242,792	425,724,027
Net assets	$210,659,580	$1,748,717,560	$2,058,659,641	$1,536,602,609
Unaffiliated investments, including repurchase agreements, at
cost	$234,568,073	$1,434,689,874	$1,442,358,305	$1,127,653,735
Affiliated investments, at cost	$1,394,928	$35,750,016	$17,636,519	$37,561,853
Foreign currency, at cost	$344,821	$3,770,435	—	$32,838
Net unamortized upfront payment on OTC swaps	$(83,109)	—	—	—
Securities loaned, at value	$1,367,934	$35,526,030	$16,987,737	$38,395,954

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$210,659,580	—	$663,515,471	—
Shares outstanding	25,864,087	—	24,603,018	—
Net asset value, offering price and redemption price per share	$8.14	—	$26.97	—
Class NAV
Net assets	—	$1,748,717,560	$1,395,144,170	$1,536,602,609
Shares outstanding	—	161,762,352	50,750,413	86,556,411
Net asset value, offering price and redemption price per share	—	$10.81	$27.49	$17.75

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — February 28, 2021 (unaudited)

	Multi-Index	Multi-Index	Multi-Index	Multi-Index
	Lifestyle	Lifestyle	Lifestyle	Lifestyle
	Aggressive	Balanced	Conservative	Growth
Assets	Portfolio	Portfolio	Portfolio	Portfolio
Unaffiliated investments, at value (including securities loaned)	$144,318,218	$626,810,836	$201,091,522	$478,851,096
Affiliated investments, at value	290,580,682	392,627,467	26,630,740	516,451,424
Total investments, at value	434,898,900	1,019,438,303	227,722,262	995,302,520
Dividends and interest receivable	6	33	9	25
Receivable for fund shares sold	4,061,117	8,489,658	608,082	6,792,363
Receivable for investments sold	524,141	86,946	—	836,286
Receivable for securities lending income	679	3,440	1,082	3,647
Receivable from affiliates	—	—	343	—
Other assets	9,979	18,295	6,966	17,643
Total assets	439,494,822	1,028,036,675	228,338,744	1,002,952,484
Liabilities

Due to custodian	523,809	—	—	45
Payable for investments purchased	2,471,166	5,751,868	1,140,028	5,533,599
Payable for fund shares repurchased	—	142	297	2,132
Payable upon return of securities loaned	2,018,625	7,693,304	3,364,898	—
Payable to affiliates
Accounting and legal services fees	20,569	48,428	10,680	47,440
Transfer agent fees	89	96	19	126
Trustees' fees	288	650	187	603
Other liabilities and accrued expenses	41,011	53,743	39,292	53,326
Total liabilities	5,075,557	13,548,231	4,555,401	5,637,271
Net assets	$434,419,265	$1,014,488,444	$223,783,343	$997,315,213
Net assets consist of

Paid-in capital	$368,788,850	$897,872,739	$211,241,929	$862,978,486
Total distributable earnings (loss)	65,630,415	116,615,705	12,541,414	134,336,727
Net assets	$434,419,265	$1,014,488,444	$223,783,343	$997,315,213
Unaffiliated investments, including repurchase agreements, at
cost	$109,167,656	$563,509,718	$192,776,528	$406,502,666
Affiliated investments, at cost	$262,491,869	$343,817,960	$22,366,393	$464,091,883
Securities loaned, at value	$1,978,880	$7,521,872	$3,289,855	—

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class R6
Net assets	$11,123,145	$11,356,941	$2,403,411	$15,729,435
Shares outstanding	834,700	926,885	214,955	1,214,708
Net asset value, offering price and redemption price per share	$13.33	$12.25	$11.18	$12.95
Class 1
Net assets	$423,296,120	$1,003,131,503	$221,379,932	$981,585,778
Shares outstanding	31,791,797	81,889,438	19,801,735	75,918,122
Net asset value, offering price and redemption price per share	$13.31	$12.25	$11.18	$12.93

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — February 28, 2021 (unaudited)

	Multi-Index
	Lifestyle	Opportunistic	Science &
	Moderate	Fixed Income	Technology	Strategic Equity
Assets	Portfolio	Fund	Fund	Allocation Fund
Unaffiliated investments, at value (including securities loaned)	$209,181,599	$42,904,760	$301,015,826	$7,739,368,085
Affiliated investments, at value	72,759,712	—	2,527,385	76,328,010
Repurchase agreements, at value	—	—	11,908,000	34,715,000
Total investments, at value	281,941,311	42,904,760	315,451,211	7,850,411,095
Swap contracts, at value	—	369,645	—	—
Receivable for centrally cleared swaps	—	2,380	—	—
Unrealized appreciation on forward foreign currency contracts	—	345,863	—	—
Receivable for futures variation margin	—	22,358	—	—
Cash	—	26,080	939	11,170
Foreign currency, at value	—	—	242,023	6,104,322
Collateral held at broker for futures contracts	—	—	—	35,158,521
Dividends and interest receivable	—	274,092	261,545	14,506,738
Receivable for fund shares sold	1,689,426	—	377	22,347,772
Receivable for investments sold	66,313	523,023	1,873,101	2,112,478
Receivable for delayed delivery securities sold	—	1,682,965	—	—
Receivable for securities lending income	1,078	—	358	158,061
Receivable from affiliates	211	1,299	—	—
Other assets	7,910	10,424	9,050	261,772
Total assets	283,706,249	46,162,889	317,838,604	7,931,071,929
Liabilities
Payable for sale commitments outstanding, at value	—	1,075,590	—	—
Unrealized depreciation on forward foreign currency contracts	—	163,848	—	—
Swap contracts, at value	—	328,191	—	—
Payable for futures variation margin	—	—	—	2,638,409
Payable for collateral on OTC derivatives	—	183,000	—	—
Foreign currency overdraft, at value	—	13,596	—	—
Payable for investments purchased	1,418,396	1,316,596	4,886,433	1,475,665
Payable for delayed delivery securities purchased	—	2,712,188	—	—
Payable for fund shares repurchased	51	35,061	—	—
Payable upon return of securities loaned	3,152,708	—	2,523,486	76,267,566
Payable to affiliates
Accounting and legal services fees	13,506	1,998	15,849	379,496
Transfer agent fees	23	—	—	—
Trustees' fees	241	104	251	4,670
Other liabilities and accrued expenses	40,044	101,289	70,377	898,091
Total liabilities	4,624,969	5,931,461	7,496,396	81,663,897
Net assets	$279,081,280	$40,231,428	$310,342,208	$7,849,408,032
Net assets consist of
Paid-in capital	$257,028,322	$46,030,484	$152,793,587	$6,125,925,125
Total distributable earnings (loss)	22,052,958	(5,799,056)	157,548,621	1,723,482,907
Net assets	$279,081,280	$40,231,428	$310,342,208	$7,849,408,032
Unaffiliated investments, including repurchase agreements, at
cost	$196,325,411	$42,397,532	$211,025,852	$6,155,891,630
Affiliated investments, at cost	$61,907,404	—	$2,525,930	$76,240,286
Foreign currency, at cost	—	$(12,299)	$214,087	$6,094,990
Proceeds received on sale commitments outstanding	—	$1,095,440	—	—
Net unamortized upfront payment on OTC swaps	—	$(160,376)	—	—
Securities loaned, at value	$3,082,373	—	$2,470,320	$75,020,107

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class R6
Net assets	$2,917,369	—	—	—
Shares outstanding	251,433	—	—	—
Net asset value, offering price and redemption price per share	$11.60	—	—	—
Class 1
Net assets	$276,163,911	$40,231,428	—	—
Shares outstanding	23,803,390	3,008,259	—	—
Net asset value, offering price and redemption price per share	$11.60	$13.37	—	—
Class NAV
Net assets	—	—	$310,342,208	$7,849,408,032
Shares outstanding	—	—	59,625,855	590,985,164
Net asset value, offering price and redemption price per share	—	—	$5.20	$13.28

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — February 28, 2021 (unaudited)

	U.S. High Yield	U.S. Sector
Assets	Bond Fund	Rotation Fund
Unaffiliated investments, at value (including securities loaned)	$128,166,049	$1,231,173,044
Affiliated investments, at value	2,096,764	748,323
Repurchase agreements, at value	—	15,947,000
Total investments, at value	130,262,813	1,247,868,367
Cash	—	36,402
Collateral held at broker for futures contracts	—	3,322,000
Dividends and interest receivable	1,873,402	1,718,077
Receivable for investments sold	1,030,004	—
Receivable for securities lending income	1,474	1,471
Other assets	7,329	32,661
Total assets	133,175,022	1,252,978,978
Liabilities

Payable for futures variation margin	—	242,187
Payable for investments purchased	712,261	—
Payable for fund shares repurchased	38,698	—
Payable upon return of securities loaned	2,100,480	745,870
Payable to affiliates
Accounting and legal services fees	9,561	60,373
Trustees' fees	245	904
Other liabilities and accrued expenses	57,519	140,929
Total liabilities	2,918,764	1,190,263
Net assets	$130,256,258	$1,251,788,715
Net assets consist of
Paid-in capital	$141,134,923	$1,002,768,449
Total distributable earnings (loss)	(10,878,665)	249,020,266
Net assets	$130,256,258	$1,251,788,715
Unaffiliated investments, including repurchase agreements, at cost	$120,097,068	$1,010,216,600
Affiliated investments, at cost	$2,094,208	$747,330
Securities loaned, at value	$2,054,641	$730,747
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	$64,872,684	—
Shares outstanding	5,656,528	—
Net asset value, offering price and redemption price per share	$11.47	—
Class NAV
Net assets	$65,383,574	$1,251,788,715
Shares outstanding	5,707,701	117,847,083
Net asset value, offering price and redemption price per share	$11.46	$10.62

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — For the six months ended February 28, 2021 (unaudited)

	Capital	Capital
	Appreciation	Appreciation		Health Sciences
Investment income	Fund	Value Fund	Core Bond Fund	Fund
Dividends	$3,583,486	$6,632,187	—	$1,335,897
Interest	901	7,239,076	$21,885,211	222
Securities lending	29,188	1,738	25	—
Less foreign taxes withheld	(30,527)	(26,399)	(922)	(3,278)
Total investment income	3,583,048	13,846,602	21,884,314	1,332,841
Expenses

Investment management fees	7,306,962	6,041,758	7,949,166	2,193,381
Distribution and service fees	199,969	—	51,717	—
Accounting and legal services fees	171,051	119,024	226,921	36,788
Trustees' fees	18,131	12,333	24,603	4,113
Custodian fees	113,758	82,564	162,374	26,781
Printing and postage	6,323	6,323	6,362	6,323
Professional fees	48,024	45,421	69,658	38,608
Other	53,112	34,635	51,312	11,830
Total expenses	7,917,330	6,342,058	8,542,113	2,317,824
Less expense reductions	(82,460)	(307,031)	(110,316)	(125,235)
Net expenses	7,834,870	6,035,027	8,431,797	2,192,589
Net investment income (loss)	(4,251,822)	7,811,575	13,452,517	(859,748)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	379,803,426	88,121,847	30,876,694	29,236,175
Affiliated investments	(10,277)	(10)	—	—
Written options	—	5,792,447	—	—
Change in net unrealized appreciation (depreciation) of	379,793,149	93,914,284	30,876,694	29,236,175

Unaffiliated investments and translation of assets and liabilities in
foreign currencies	(239,444,852)	32,685,348	(77,588,652)	29,019,990
Affiliated investments	(1,508)	(157)	(6)	—
Written options	—	8,170,155	—	—
	(239,446,360)	40,855,346	(77,588,658)	29,019,990
Net realized and unrealized gain (loss)	140,346,789	134,769,630	(46,711,964)	58,256,165
Increase (decrease) in net assets from operations	$136,094,967	$142,581,205	$(33,259,447)	$57,396,417

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — For the six months ended February 28, 2021 (unaudited)

		International
		Strategic Equity	Mid Cap Stock
Investment income	High Yield Fund	Allocation Fund	Fund	Mid Value Fund
Dividends	$38,622	$16,067,667	$1,788,056	$13,237,984
Interest	5,989,270	18,091	9,874	310,534
Securities lending	1,968	307,172	124,564	101,581
Less foreign taxes withheld	(308)	(1,372,133)	—	(222,993)
Non-cash dividends	—	—	—	7,318,279
Total investment income	6,029,552	15,020,797	1,922,494	20,745,385
Expenses

Investment management fees	707,016	5,376,511	7,969,741	6,493,126
Distribution and service fees	50,501	—	153,032	—
Accounting and legal services fees	16,315	140,088	157,002	111,833
Trustees' fees	1,634	14,429	16,477	11,491
Custodian fees	18,550	350,196	97,606	61,839
Printing and postage	6,357	6,701	6,774	6,323
Professional fees	51,326	61,158	56,703	41,368
Other	14,353	30,347	36,879	24,767
Total expenses	866,052	5,979,430	8,494,214	6,750,747
Less expense reductions	(7,953)	(1,136,893)	(75,698)	(364,145)
Net expenses	858,099	4,842,537	8,418,516	6,386,602
Net investment income (loss)	5,171,453	10,178,260	(6,496,022)	14,358,783
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	1,143,332	53,877,424	459,667,716	68,309,179
Affiliated investments	(175)	(15,809)	19,031	21,369
Futures contracts	(49,126)	8,917,026	—	—
Forward foreign currency contracts	(102,999)	—	—	—
Swap contracts	31,235	—	—	—
Change in net unrealized appreciation (depreciation) of	1,022,267	62,778,641	459,686,747	68,330,548

Unaffiliated investments and translation of assets and liabilities in
foreign currencies	7,032,788	175,583,089	(27,486,773)	212,576,536
Affiliated investments	(123)	(25,947)	(36,202)	(28,894)
Futures contracts	(204,460)	(2,649,333)	—	—
Forward foreign currency contracts	139,581	—	—	—
Swap contracts	60,151	—	—	—
Unfunded Commitments	—	—	5,011,390	—
	7,027,937	172,907,809	(22,511,585)	212,547,642
Net realized and unrealized gain (loss)	8,050,204	235,686,450	437,175,162	280,878,190
Increase in net assets from operations	$13,221,657	$245,864,710	$430,679,140	$295,236,973

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — For the six months ended February 28, 2021 (unaudited)

	Multi-Index	Multi-Index	Multi-Index	Multi-Index
	Lifestyle	Lifestyle	Lifestyle	Lifestyle
	Aggressive	Balanced	Conservative	Growth
Investment income	Portfolio	Portfolio	Portfolio	Portfolio
Dividends	$1,319,339	$7,568,274	$2,516,422	$5,161,397
Interest	25	102	71	94
Securities lending	5,859	40,315	15,401	24,323
Income distributions received from affiliated investments	4,090,355	5,571,080	338,848	7,445,185
Total investment income	5,415,578	13,179,771	2,870,742	12,630,999
Expenses

Investment management fees	383,832	1,526,972	470,710	1,187,806
Distribution and service fees	98,392	238,000	52,751	230,081
Accounting and legal services fees	33,319	79,091	17,554	76,936
Transfer agent fees	488	505	78	640
Trustees' fees	3,300	8,078	1,750	7,680
Custodian fees	16,756	16,710	16,710	16,710
State registration fees	2,993	3,219	2,307	2,448
Printing and postage	6,328	8,596	6,324	8,694
Professional fees	22,118	29,716	19,703	29,039
Other	9,935	20,944	9,451	18,735
Total expenses	577,461	1,931,831	597,338	1,578,769
Less expense reductions	—	—	(17,538)	—
Net expenses	577,461	1,931,831	579,800	1,578,769
Net investment income	4,838,117	11,247,940	2,290,942	11,052,230
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	4,522,419	9,554,540	1,831,116	9,857,998
Affiliated investments	(655,700)	384,147	784,427	(831,316)
Capital gain distributions received from unaffiliated investments	—	598,405	310,387	252,697
Capital gain distributions received from affiliated investments	12,840,923	17,489,387	1,063,752	23,372,797
Change in net unrealized appreciation (depreciation) of	16,707,642	28,026,479	3,989,682	32,652,176

Unaffiliated investments and translation of assets and liabilities in
foreign currencies	16,649,376	15,259,414	(1,662,798)	28,001,752
Affiliated investments	20,294,830	27,516,164	1,136,605	37,107,829
	36,944,206	42,775,578	(526,193)	65,109,581
Net realized and unrealized gain (loss)	53,651,848	70,802,057	3,463,489	97,761,757
Increase in net assets from operations	$58,489,965	$82,049,997	$5,754,431	$108,813,987

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — For the six months ended February 28, 2021 (unaudited)

	Multi-Index
	Lifestyle	Opportunistic	Science &
	Moderate	Fixed Income	Technology	Strategic Equity
Investment income	Portfolio	Fund	Fund	Allocation Fund
Dividends	$2,661,976	$48,180	$718,301	$62,987,744
Interest	48	587,769	15,752	59,445
Securities lending	13,034	—	5,537	1,114,581
Income distributions received from affiliated investments	1,023,915	—	—	—
Less foreign taxes withheld	—	(14,297)	(69,251)	(2,378,108)
Total investment income	3,698,973	621,652	670,339	61,783,662
Expenses

Investment management fees	508,564	133,587	1,694,570	23,809,437
Distribution and service fees	66,955	10,276	—	—
Accounting and legal services fees	22,174	3,319	27,173	620,946
Transfer agent fees	100	—	—	—
Trustees' fees	2,289	216	3,168	62,762
Custodian fees	16,710	36,907	31,788	671,217
State registration fees	2,307	—	—	—
Printing and postage	6,326	6,357	6,323	9,350
Professional fees	20,552	52,983	32,224	137,617
Other	11,112	6,187	10,513	121,716
Total expenses	657,089	249,832	1,805,759	25,433,045
Less expense reductions	(9,788)	(75,020)	(89,105)	(5,034,707)
Net expenses	647,301	174,812	1,716,654	20,398,338
Net investment income (loss)	3,051,672	446,840	(1,046,315)	41,385,324
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	1,816,307	273,924	79,973,937	429,766,404
Affiliated investments	366,857	—	(971)	5,845
Capital gain distributions received from unaffiliated investments	273,375	—	—	—
Capital gain distributions received from affiliated investments	3,214,394	—	—	—
Futures contracts	—	(367,828)	—	55,709,814
Forward foreign currency contracts	—	(632,021)	—	(1,152,373)
Swap contracts	—	354,944	—	—
Change in net unrealized appreciation (depreciation) of	5,670,933	(370,981)	79,972,966	484,329,690

Unaffiliated investments and translation of assets and liabilities in
foreign currencies	545,136	36,024	(9,364,025)	535,843,804
Affiliated investments	5,059,701	—	(934)	(69,913)
Securities sold short	—	19,850	—	—
Futures contracts	—	14,256	—	(18,694,299)
Forward foreign currency contracts	—	289,262	—	912,300
Swap contracts	—	(157,150)	—	—
	5,604,837	202,242	(9,364,959)	517,991,892
Net realized and unrealized gain (loss)	11,275,770	(168,739)	70,608,007	1,002,321,582
Increase in net assets from operations	$14,327,442	$278,101	$69,561,692	$1,043,706,906

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — For the six months ended February 28, 2021 (unaudited)

	U.S. High Yield	U.S. Sector
Investment income	Bond Fund	Rotation Fund
Dividends	—	$9,522,756
Interest	$5,681,087	8,202
Securities lending	35,558	6,906
Total investment income	5,716,645	9,537,864
Expenses

Investment management fees	792,311	3,824,446
Distribution and service fees	15,519	—
Accounting and legal services fees	16,999	99,400
Trustees' fees	2,023	11,329
Custodian fees	18,056	72,593
Printing and postage	6,586	6,323
Professional fees	29,906	51,020
Other	10,029	30,379
Total expenses	891,429	4,095,490
Less expense reductions	(8,296)	(808,727)
Net expenses	883,133	3,286,763
Net investment income	4,833,512	6,251,101
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	2,694,989	96,364,053
Affiliated investments	748	(112)
Futures contracts	—	7,437,226
Change in net unrealized appreciation (depreciation) of	2,695,737	103,801,167

Unaffiliated investments and translation of assets and liabilities in foreign currencies	6,827,574	8,792,013
Affiliated investments	(5,437)	(440)
Futures contracts	—	(2,080,080)
	6,822,137	6,711,493
Net realized and unrealized gain (loss)	9,517,874	110,512,660
Increase in net assets from operations	$14,351,386	$116,763,761

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of changes in net assets (unaudited)

			Capital Appreciation Value
	Capital Appreciation Fund		Fund		Core Bond Fund
	Six months		Six months		Six months
	ended		ended		ended
	2-28-21	Year ended	2-28-21	Year ended	2-28-21	Year ended
Increase (decrease) in net assets	(unaudited)	8-31-20	(unaudited)	8-31-20	(unaudited)	8-31-20
From operations
Net investment income (loss)	$(4,251,822)	$(3,462,785)	$7,811,575	$17,284,127	$13,452,517	$49,991,767
Net realized gain	379,793,149	317,258,341	93,914,284	215,718,533	30,876,694	141,018,658
Change in net unrealized appreciation
(depreciation)	(239,446,360)	609,814,990	40,855,346	(50,839,592)	(77,588,658)	(13,324,621)
Increase (decrease) in net assets resulting
from operations	136,094,967	923,610,546	142,581,205	182,163,068	(33,259,447)	177,685,804
Distributions to shareholders
From earnings
Class 1	(137,564,075)	(56,812,578)	—	—	(11,329,826)	(5,663,456)
Class NAV	(217,716,247)	(118,001,591)	(244,603,933)	(163,904,965)	(143,074,516)	(84,643,885)
Total distributions	(355,280,322)	(174,814,169)	(244,603,933)	(163,904,965)	(154,404,342)	(90,307,341)
From fund share transactions
From fund share transactions	100,762,527	(302,337,259)	210,056,424	(183,411,560)	402,261,601	(241,509,188)
Total increase (decrease)	(118,422,828)	446,459,118	108,033,696	(165,153,457)	214,597,812	(154,130,725)
Net assets
Beginning of period	2,183,273,503	1,736,814,385	1,441,884,958	1,607,038,415	2,713,610,492	2,867,741,217
End of period	$2,064,850,675	$2,183,273,503	$1,549,918,654	$1,441,884,958	$2,928,208,304	$2,713,610,492
					International Strategic
	Health Sciences Fund		High Yield Fund		Equity Allocation Fund
	Six months		Six months		Six months
	ended		ended		ended
	2-28-21	Year ended	2-28-21	Year ended	2-28-21	Year ended
Increase (decrease) in net assets	(unaudited)	8-31-20	(unaudited)	8-31-20	(unaudited)	8-31-20
From operations
Net investment income (loss)	$(859,748)	$(886,617)	$5,171,453	$12,152,111	$10,178,260	$33,836,684
Net realized gain (loss)	29,236,175	19,376,248	1,022,267	(5,557,140)	62,778,641	(16,781,002)
Change in net unrealized appreciation
(depreciation)	29,019,990	74,906,432	7,027,937	(201,371)	172,907,809	134,577,310
Increase in net assets resulting from
operations	57,396,417	93,396,063	13,221,657	6,393,600	245,864,710	151,632,992
Distributions to shareholders
From earnings
Class 1	—	—	(5,936,589)	(13,263,417)	—	—
Class NAV	(28,188,283)	(10,491,735)	—	—	(29,611,689)	(48,976,734)
Total distributions	(28,188,283)	(10,491,735)	(5,936,589)	(13,263,417)	(29,611,689)	(48,976,734)
From fund share transactions
From fund share transactions	8,090,714	73,156,528	1,040,358	(41,216,177)	(181,776,662)	(22,035,645)
Total increase (decrease)	37,298,848	156,060,856	8,325,426	(48,085,994)	34,476,359	80,620,613
Net assets

Beginning of period	428,073,312	272,012,456	202,334,154	250,420,148	1,714,241,201	1,633,620,588
End of period	$465,372,160	$428,073,312	$210,659,580	$202,334,154	$1,748,717,560	$1,714,241,201

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of changes in net assets (unaudited)

					Multi-Index Lifestyle
	Mid Cap Stock Fund		Mid Value Fund		Aggressive Portfolio
	Six months		Six months		Six months
	ended		ended		ended
	2-28-21	Year ended	2-28-21	Year ended	2-28-21	Year ended
Increase (decrease) in net assets	(unaudited)	8-31-20	(unaudited)	8-31-20	(unaudited)	8-31-20
From operations
Net investment income (loss)	$(6,496,022)	$(7,548,649)	$14,358,783	$14,163,421	$4,838,117	$6,624,175
Net realized gain	459,686,747	378,123,836	68,330,548	19,096,216	16,707,642	3,120,113
Change in net unrealized appreciation
(depreciation)	(22,511,585)	229,210,337	212,547,642	87,816,613	36,944,206	34,950,636
Increase in net assets resulting from
operations	430,679,140	599,785,524	295,236,973	121,076,250	58,489,965	44,694,924
Distributions to shareholders
From earnings
Class R6	—	—	—	—	(336,585)	(380,187)
Class 1	(149,685,105)	(51,552,722)	—	—	(13,569,816)	(32,109,372)
Class NAV	(307,295,923)	(139,556,442)	(48,958,611)	(34,817,897)	—	—
Total distributions	(456,981,028)	(191,109,164)	(48,958,611)	(34,817,897)	(13,906,401)	(32,489,559)
From fund share transactions
From fund share transactions	244,005,363	(158,836,130)	(31,683,416)	5,201,638	3,117,662	34,910,880
Total increase	217,703,475	249,840,230	214,594,946	91,459,991	47,701,226	47,116,245
Net assets
Beginning of period	1,840,956,166	1,591,115,936	1,322,007,663	1,230,547,672	386,718,039	339,601,794
End of period	$2,058,659,641	$1,840,956,166	$1,536,602,609	$1,322,007,663	$434,419,265	$386,718,039
	Multi-Index Lifestyle		Multi-Index Lifestyle		Multi-Index Lifestyle
	Balanced Portfolio		Conservative Portfolio		Growth Portfolio
	Six months		Six months		Six months
	ended		ended		ended
	2-28-21	Year ended	2-28-21	Year ended	2-28-21	Year ended
Increase (decrease) in net assets	(unaudited)	8-31-20	(unaudited)	8-31-20	(unaudited)	8-31-20
From operations
Net investment income	$11,247,940	$20,323,765	$2,290,942	$4,600,347	$11,052,230	$17,616,638
Net realized gain	28,026,479	14,095,398	3,989,682	1,627,526	32,652,176	12,017,561
Change in net unrealized appreciation
(depreciation)	42,775,578	56,516,150	(526,193)	6,828,622	65,109,581	66,986,373
Increase in net assets resulting from
operations	82,049,997	90,935,313	5,754,431	13,056,495	108,813,987	96,620,572
Distributions to shareholders
From earnings
Class R6	(366,772)	(408,113)	(41,050)	(16,807)	(493,679)	(503,695)
Class 1	(33,849,587)	(58,929,731)	(5,690,301)	(7,258,629)	(34,640,697)	(66,128,412)
Total distributions	(34,216,359)	(59,337,844)	(5,731,351)	(7,275,436)	(35,134,376)	(66,632,107)
From fund share transactions
From fund share transactions	28,729,221	9,348,321	23,084,411	10,695,540	29,045,619	35,322,267
Total increase	76,562,859	40,945,790	23,107,491	16,476,599	102,725,230	65,310,732
Net assets

Beginning of period	937,925,585	896,979,795	200,675,852	184,199,253	894,589,983	829,279,251
End of period	$1,014,488,444	$937,925,585	$223,783,343	$200,675,852	$997,315,213	$894,589,983

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of changes in net assets (unaudited)

	Multi-Index Lifestyle		Opportunistic Fixed Income
	Moderate Portfolio		Fund		Science & Technology Fund
	Six months		Six months		Six months
	ended		ended		ended
	2-28-21	Year ended	2-28-21	Year ended	2-28-21	Year ended
Increase (decrease) in net assets	(unaudited)	8-31-20	(unaudited)	8-31-20	(unaudited)	8-31-20
From operations
Net investment income (loss)	$3,051,672	$6,169,937	$446,840	$733,960	$(1,046,315)	$1,168,951
Net realized gain (loss)	5,670,933	3,288,434	(370,981)	2,995,541	79,972,966	47,749,983
Change in net unrealized appreciation
(depreciation)	5,604,837	11,436,079	202,242	(298,662)	(9,364,959)	72,345,467
Increase in net assets resulting from
operations	14,327,442	20,894,450	278,101	3,430,839	69,561,692	121,264,401
Distributions to shareholders
From earnings
Class R6	(68,988)	(61,085)	—	—	—	—
Class 1	(9,307,172)	(13,975,893)	(2,057,556)	(1,410,083)	—	—
Class NAV	—	—	—	—	(62,832,282)	(25,176,071)
Total distributions	(9,376,160)	(14,036,978)	(2,057,556)	(1,410,083)	(62,832,282)	(25,176,071)
From fund share transactions
From fund share transactions	15,708,802	(11,599,900)	851,245	(8,155,522)	(59,546,914)	(16,965,217)
Total increase (decrease)	20,660,084	(4,742,428)	(928,210)	(6,134,766)	(52,817,504)	79,123,113
Net assets
Beginning of period	258,421,196	263,163,624	41,159,638	47,294,404	363,159,712	284,036,599
End of period	$279,081,280	$258,421,196	$40,231,428	$41,159,638	$310,342,208	$363,159,712
	Strategic Equity Allocation
	Fund		U.S. High Yield Bond Fund		U.S. Sector Rotation Fund
	Six months		Six months		Six months
	ended		ended		ended
	2-28-21	Year ended	2-28-21	Year ended	2-28-21	Year ended
Increase (decrease) in net assets	(unaudited)	8-31-20	(unaudited)	8-31-20	(unaudited)	8-31-20
From operations
Net investment income	$41,385,324	$127,307,237	$4,833,512	$11,999,651	$6,251,101	$20,137,853
Net realized gain (loss)	484,329,690	127,972,793	2,695,737	(1,600,213)	103,801,167	73,990,019
Change in net unrealized appreciation
(depreciation)	517,991,892	810,620,910	6,822,137	(1,024,127)	6,711,493	152,965,549
Increase in net assets resulting from
operations	1,043,706,906	1,065,900,940	14,351,386	9,375,311	116,763,761	247,093,421
Distributions to shareholders
From earnings
Class 1	—	—	(1,634,243)	(3,705,811)	—	—
Class NAV	(468,363,031)	(243,595,412)	(4,594,646)	(9,390,983)	(127,527,639)	(127,843,285)
Total distributions	(468,363,031)	(243,595,412)	(6,228,889)	(13,096,794)	(127,527,639)	(127,843,285)
From fund share transactions
From fund share transactions	(308,067,230)	(569,005,474)	(110,448,949)	(11,103,932)	(32,331,119)	(321,321,113)
Total increase (decrease)	267,276,645	253,300,054	(102,326,452)	(14,825,415)	(43,094,997)	(202,070,977)
Net assets

Beginning of period	7,582,131,387	7,328,831,333	232,582,710	247,408,125	1,294,883,712	1,496,954,689
End of period	$7,849,408,032	$7,582,131,387	$130,256,258	$232,582,710	$1,251,788,715	$1,294,883,712

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets
			Net real-									Net	Net
			ized and
	Net asset	Net	unrealized	Total from				Net asset		Expenses	Expenses	invest-	assets,
	value,	investment	gain (loss)	investment	From net	From net	Total	value,	Total	before	including	ment	end of	Portfolio
	beginning	income	on invest-	operations	investment	realized	distribu-	end of	return	reductions	reductions	income	period	turnover
Period ended	of period ($)	(loss) ($)1 ments ($)		($)	income ($)	gain ($)	tions ($)	period ($)	(%)2	(%)	(%)	(loss) (%)	(in millions)	(%)
Capital Appreciation Fund
Class 1
02-28-20213	23.01	(0.05)	1.55	1.50	—	(3.99)	(3.99)	20.52	6.414	0.795	0.785	(0.48)5	825	27
08-31-2020	15.66	(0.04)	9.09	9.05	—	(1.70)	(1.70)	23.01	62.93	0.80	0.79	(0.23)	810	47
08-31-2019	18.80	—6	(0.46)	(0.46)	(0.02)	(2.66)	(2.68)	15.66	0.84	0.80	0.79	(0.03)	584	50
08-31-2018	18.56	0.02	4.25	4.27	(0.01)	(4.02)	(4.03)	18.80	26.71	0.79	0.78	0.11	687	39
08-31-2017	16.60	0.01	3.89	3.90	(0.01)	(1.93)	(1.94)	18.56	26.53	0.79	0.78	0.07	582	45
08-31-2016	18.12	0.01	0.83	0.84	—6	(2.36)	(2.36)	16.60	4.41	0.79	0.78	0.05	551	32
Class NAV
02-28-20213	23.10	(0.04)	1.56	1.52	—	(3.99)	(3.99)	20.63	6.434	0.745	0.735	(0.43)5	1,240	27
08-31-2020	15.71	(0.03)	9.12	9.09	—6	(1.70)	(1.70)	23.10	63.00	0.75	0.74	(0.18)	1,373	47
08-31-2019	18.85	—6	(0.45)	(0.45)	(0.03)	(2.66)	(2.69)	15.71	0.89	0.75	0.74	0.03	1,153	50
08-31-2018	18.60	0.03	4.26	4.29	(0.02)	(4.02)	(4.04)	18.85	26.76	0.74	0.73	0.15	1,128	39
08-31-2017	16.63	0.02	3.90	3.92	(0.02)	(1.93)	(1.95)	18.60	26.62	0.74	0.73	0.11	1,222	45
08-31-2016	18.15	0.02	0.83	0.85	(0.01)	(2.36)	(2.37)	16.63	4.45	0.74	0.73	0.10	1,413	32

1.Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-21. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

Capital Appreciation Value Fund

Class NAV

02-28-20213	11.92	0.06	1.13	1.19	(0.14)	(1.97)	(2.11)	11.00	10.214	0.875	0.825	1.075	1,550	35
08-31-2020	11.75	0.14	1.33	1.47	(0.20)	(1.10)	(1.30)	11.92	13.38	0.87	0.83	1.20	1,442	79
08-31-2019	12.27	0.19	0.76	0.95	(0.33)	(1.14)	(1.47)	11.75	10.07	0.85	0.81	1.66	1,607	63
08-31-2018	12.26	0.27	1.06	1.33	(0.18)	(1.14)	(1.32)	12.27	11.61	0.85	0.81	2.28	1,785	78
08-31-2017	11.62	0.18	1.06	1.24	(0.20)	(0.40)	(0.60)	12.26	11.26	0.85	0.81	1.51	1,880	61
08-31-2016	11.86	0.16	1.03	1.19	(0.18)	(1.25)	(1.43)	11.62	10.94	0.85	0.81	1.39	2,101	64

1.Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-21. Unaudited. 4. Not annualized. 5. Annualized.

Core Bond Fund

Class 1

02-28-20213	13.96	0.06	(0.19)	(0.13)	(0.18)	(0.58)	(0.76)	13.07	(1.08)4	0.665	0.655	0.915	200	139
08-31-2020	13.50	0.23	0.66	0.89	(0.31)	(0.12)	(0.43)	13.96	6.76	0.66	0.65	1.73	207	347
08-31-2019	12.66	0.33	0.86	1.19	(0.35)	—	(0.35)	13.50	9.59	0.66	0.65	2.60	175	447
08-31-2018	13.15	0.27	(0.48)	(0.21)	(0.28)	—	(0.28)	12.66	(1.58)	0.67	0.66	2.08	161	277
08-31-2017	13.49	0.22	(0.17)	0.05	(0.24)	(0.15)	(0.39)	13.15	0.46	0.67	0.66	1.70	190	363
08-31-2016	13.01	0.21	0.51	0.72	(0.24)	—	(0.24)	13.49	5.59	0.67	0.66	1.59	220	471
Class NAV
02-28-20213	13.94	0.07	(0.20)	(0.13)	(0.18)	(0.58)	(0.76)	13.05	(1.06)4	0.615	0.605	0.965	2,729	139
08-31-2020	13.47	0.24	0.66	0.90	(0.31)	(0.12)	(0.43)	13.94	6.90	0.61	0.60	1.81	2,507	347
08-31-2019	12.64	0.34	0.84	1.18	(0.35)	—	(0.35)	13.47	9.58	0.61	0.60	2.63	2,693	447
08-31-2018	13.13	0.27	(0.47)	(0.20)	(0.29)	—	(0.29)	12.64	(1.54)	0.62	0.61	2.14	1,548	277
08-31-2017	13.47	0.23	(0.17)	0.06	(0.25)	(0.15)	(0.40)	13.13	0.51	0.62	0.61	1.77	1,615	363
08-31-2016	12.99	0.22	0.50	0.72	(0.24)	—	(0.24)	13.47	5.65	0.62	0.61	1.64	1,226	471

1.Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-21. Unaudited. 4. Not annualized. 5. Annualized.

Health Sciences Fund

Class NAV

02-28-20213	5.60	(0.01)	0.76	0.75	—	(0.38)	(0.38)	5.97	13.414	1.035	0.985	(0.38)5	465	22
08-31-2020	4.53	(0.01)	1.27	1.26	—	(0.19)	(0.19)	5.60	28.39	1.11	1.05	(0.28)	428	47
08-31-2019	5.10	(0.01)	(0.28)	(0.29)	—	(0.28)	(0.28)	4.53	(4.87)	1.11	1.05	(0.17)	272	42
08-31-2018	5.01	(0.01)	0.95	0.94	—	(0.85)	(0.85)	5.10	22.04	1.10	1.04	(0.30)	309	46
08-31-2017	5.59	(0.01)	0.74	0.73	—	(1.31)	(1.31)	5.01	18.48	1.14	1.07	(0.27)	320	131
08-31-2016	18.69	(0.03)	(0.64)	(0.67)	(0.02)	(12.41)	(12.43)	5.59	(8.77)	1.10	1.04	(0.32)	216	46

1.Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-21. Unaudited. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets
			Net real-									Net	Net
			ized and
	Net asset	Net	unrealized	Total from				Net asset		Expenses	Expenses	invest-	assets,
	value,	investment	gain (loss)	investment	From net	From net	Total	value,	Total	before	including	ment	end of	Portfolio
	beginning	income	on invest-	operations	investment	realized	distribu-	end of	return	reductions	reductions	income	period	turnover
Period ended	of period ($)	(loss) ($)1	ments ($)	($)	income ($)	gain ($)	tions ($)	period ($)	(%)2	(%)	(%)	(loss) (%)	(in millions)	(%)
High Yield Fund
Class 1
02-28-20213	7.86	0.20	0.31	0.51	(0.23)	—	(0.23)	8.14	6.814	0.865	0.855	5.125	211	44
08-31-2020	8.04	0.43	(0.14)	0.29	(0.47)	—	(0.47)	7.86	4.01	0.85	0.84	5.54	202	81
08-31-2019	8.17	0.46	(0.10)	0.36	(0.49)	—	(0.49)	8.04	4.32	0.82	0.81	5.77	250	51
08-31-2018	8.30	0.47	(0.12)	0.35	(0.48)	—	(0.48)	8.17	4.81	0.79	0.79	5.69	282	60
08-31-2017	8.17	0.49	0.17	0.66	(0.53)	—	(0.53)	8.30	8.31	0.79	0.78	5.89	339	56
08-31-2016	8.33	0.55	(0.14)	0.41	(0.57)	—	(0.57)	8.17	5.60	0.79	0.78	7.10	343	58

1.Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-21. Unaudited. 4. Not annualized. 5. Annualized.

International Strategic Equity Allocation Fund

Class NAV

02-28-20213	9.55	0.06	1.38	1.44	(0.18)	—	(0.18)	10.81	15.114	0.695	0.565	1.185	1,749	49
08-31-2020	9.01	0.19	0.62	0.81	(0.27)	—	(0.27)	9.55	8.98	0.69	0.56	2.07	1,714	76
08-31-2019	11.21	0.26	(0.85)	(0.59)	(0.26)	(1.35)	(1.61)	9.01	(3.97)	0.69	0.56	2.74	1,634	57
08-31-2018	11.78	0.25	(0.01)	0.24	(0.29)	(0.52)	(0.81)	11.21	1.81	0.68	0.55	2.15	1,832	94
08-31-20176	10.00	0.23	1.59	1.82	(0.03)	(0.01)	(0.04)	11.78	18.264	0.695	0.565	2.435	2,049	112

1.Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-21. Unaudited. 4. Not annualized. 5. Annualized. 6. Period from 10-17-16 (commencement of operations) to 8-31-17.

Mid Cap Stock Fund

Class 1

02-28-20213	27.74	(0.10)	6.94	6.84	—	(7.61)	(7.61)	26.97	25.364	0.925	0.915	(0.71)5	664	54
08-31-2020	22.24	(0.11)	8.38	8.27	—	(2.77)	(2.77)	27.74	41.40	0.92	0.92	(0.51)	547	86
08-31-2019	25.90	(0.12)	0.28	0.16	—	(3.82)	(3.82)	22.24	5.71	0.92	0.92	(0.54)	438	616
08-31-2018	22.14	(0.10)	6.01	5.91	—	(2.15)	(2.15)	25.90	28.68	0.92	0.91	(0.44)	447	67
08-31-2017	18.86	(0.03)	3.40	3.37	—	(0.09)	(0.09)	22.14	17.86	0.92	0.91	(0.16)	365	89
08-31-2016	20.57	(0.04)	0.61	0.57	—	(2.28)	(2.28)	18.86	3.02	0.92	0.91	(0.23)	340	79
Class NAV
02-28-20213	28.15	(0.10)	7.05	6.95	—	(7.61)	(7.61)	27.49	25.384	0.875	0.865	(0.66)5	1,395	54
08-31-2020	22.52	(0.10)	8.50	8.40	—	(2.77)	(2.77)	28.15	41.47	0.87	0.87	(0.46)	1,294	86
08-31-2019	26.16	(0.11)	0.29	0.18	—	(3.82)	(3.82)	22.52	5.74	0.87	0.87	(0.49)	1,153	616
08-31-2018	22.33	(0.09)	6.07	5.98	—	(2.15)	(2.15)	26.16	28.75	0.87	0.86	(0.39)	1,258	67
08-31-2017	19.01	(0.02)	3.43	3.41	—	(0.09)	(0.09)	22.33	17.99	0.87	0.86	(0.12)	1,245	89
08-31-2016	20.71	(0.03)	0.61	0.58	—	(2.28)	(2.28)	19.01	3.06	0.87	0.86	(0.18)	1,147	79

1.Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-21. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity.

Mid Value Fund

Class NAV

02-28-20213	14.91	0.17	3.26	3.43	(0.21)	(0.38)	(0.59)	17.75	23.374	0.995	0.935	2.105	1,537	16
08-31-2020	14.27	0.17	0.90	1.07	(0.26)	(0.17)	(0.43)	14.91	7.40	0.99	0.94	1.18	1,322	45
08-31-2019	17.08	0.22	(1.81)	(1.59)	(0.15)	(1.07)	(1.22)	14.27	(8.82)	0.99	0.94	1.48	1,231	42
08-31-2018	16.00	0.12	1.90	2.02	(0.13)	(0.81)	(0.94)	17.08	12.96	0.99	0.94	0.72	1,439	39
08-31-2017	15.88	0.16	1.52	1.68	(0.14)	(1.42)	(1.56)	16.00	10.83	0.99	0.94	0.98	1,224	55
08-31-2016	15.45	0.17	1.94	2.11	(0.20)	(1.48)	(1.68)	15.88	15.18	0.99	0.93	1.17	922	56

1.Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-21. Unaudited. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets
			Net real-									Net	Net
			ized and
	Net asset	Net	unrealized	Total from				Net asset		Expenses	Expenses	invest-	assets,
	value,	investment	gain (loss)	investment	From net	From net	Total	value,	Total	before	including	ment	end of	Portfolio
	beginning	income	on invest-	operations	investment	realized	distribu-	end of	return	reductions reductions		income	period	turnover
Period ended	of period ($)	(loss) ($)1 ments ($)		($)	income ($)	gain ($)	tions ($)	period ($)	(%)2	(%)	(%) (loss) (%)		(in millions)	(%)
Multi-Index Lifestyle Aggressive Portfolio
Class R6
02-28-20213	11.94	0.154	1.68	1.83	(0.17)	(0.27)	(0.44)	13.33	15.475	0.256,7	0.256,7	1.454,6	11	9
08-31-2020	11.57	0.164	1.32	1.48	(0.23)	(0.88)	(1.11)	11.94	13.00	0.267	0.267	1.484	8	21
08-31-2019	13.12	0.194	(0.50)	(0.31)	(0.20)	(1.04)	(1.24)	11.57	(0.88)	0.257	0.257	1.624	4	14
08-31-2018	12.31	0.124	1.42	1.54	(0.21)	(0.52)	(0.73)	13.12	12.73	0.267	0.257	0.934	4	15
08-31-2017	10.94	0.184	1.54	1.72	(0.19)	(0.16)	(0.35)	12.31	16.07	0.277	0.257	1.574	—8	13
08-31-2016	10.19	0.164	0.78	0.94	(0.15)	(0.04)	(0.19)	10.94	9.34	0.327	0.267	1.444	—8	14
Class 1
02-28-20213	11.93	0.154	1.67	1.82	(0.17)	(0.27)	(0.44)	13.31	15.365	0.296,7	0.296,7	1.384,6	423	9
08-31-2020	11.56	0.214	1.27	1.48	(0.23)	(0.88)	(1.11)	11.93	12.98	0.307	0.297	1.904	379	21
08-31-2019	13.12	0.194	(0.51)	(0.32)	(0.20)	(1.04)	(1.24)	11.56	(1.01)	0.297	0.297	1.614	336	14
08-31-2018	12.31	0.194	1.34	1.53	(0.20)	(0.52)	(0.72)	13.12	12.69	0.297	0.297	1.524	324	15
08-31-2017	10.94	0.164	1.55	1.71	(0.18)	(0.16)	(0.34)	12.31	16.04	0.317	0.297	1.374	245	13
08-31-2016	10.19	0.134	0.81	0.94	(0.15)	(0.04)	(0.19)	10.94	9.30	0.357	0.297	1.424	105	14

1.Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended

2-28-21. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8. Less than $500,000.

Multi-Index Lifestyle Balanced Portfolio

Class R6

02-28-20213	11.66	0.144	0.88	1.02	(0.17)	(0.26)	(0.43)	12.25	8.835	0.366,7	0.366,7	1.834,6	11	15
08-31-2020	11.26	0.254	0.90	1.15	(0.27)	(0.48)	(0.75)	11.66	10.50	0.377	0.377	2.234	7	42
08-31-2019	11.79	0.264	0.03	0.29	(0.26)	(0.56)	(0.82)	11.26	3.26	0.367	0.367	2.324	6	21
08-31-2018	11.48	0.214	0.63	0.84	(0.24)	(0.29)	(0.53)	11.79	7.38	0.367	0.367	1.864	5	17
08-31-2017	10.78	0.234	0.80	1.03	(0.23)	(0.10)	(0.33)	11.48	9.79	0.367	0.367	2.144	—8	22
08-31-2016	10.17	0.264	0.59	0.85	(0.22)	(0.02)	(0.24)	10.78	8.49	0.377	0.377	2.384	—8	11
Class 1
02-28-20213	11.65	0.144	0.89	1.03	(0.17)	(0.26)	(0.43)	12.25	8.905	0.406,7	0.406,7	1.764,6	1,003	15
08-31-2020	11.26	0.254	0.88	1.13	(0.26)	(0.48)	(0.74)	11.65	10.36	0.417	0.417	2.264	931	42
08-31-2019	11.78	0.254	0.05	0.30	(0.26)	(0.56)	(0.82)	11.26	3.31	0.407	0.407	2.304	891	21
08-31-2018	11.48	0.244	0.58	0.82	(0.23)	(0.29)	(0.52)	11.78	7.25	0.407	0.407	2.064	865	17
08-31-2017	10.78	0.214	0.81	1.02	(0.22)	(0.10)	(0.32)	11.48	9.75	0.407	0.407	1.904	719	22
08-31-2016	10.17	0.204	0.64	0.84	(0.21)	(0.02)	(0.23)	10.78	8.44	0.417	0.417	2.094	350	11

1.Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended

2-28-21. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8. Less than $500,000.

Multi-Index Lifestyle Conservative Portfolio

Class R6

02-28-20213	11.19	0.124	0.18	0.30	(0.16)	(0.15)	(0.31)	11.18	2.635	0.526,7	0.516,7	2.144,6	2	19
08-31-2020	10.84	0.214	0.56	0.77	(0.27)	(0.15)	(0.42)	11.19	7.37	0.547	0.517	2.024	2	57
08-31-2019	10.57	0.244	0.47	0.71	(0.28)	(0.16)	(0.44)	10.84	7.09	0.517	0.507	2.354	—8	21
08-31-2018	10.75	0.284	(0.11)	0.17	(0.25)	(0.10)	(0.35)	10.57	1.61	0.537	0.507	2.624	—8	24
08-31-2017	10.65	0.244	0.17	0.41	(0.24)	(0.07)	(0.31)	10.75	3.95	0.557	0.507	2.324	—8	36
08-31-2016	10.13	0.304	0.47	0.77	(0.24)	(0.01)	(0.25)	10.65	7.71	0.607	0.507	2.724	—8	21
Class 1
02-28-20213	11.18	0.124	0.18	0.30	(0.15)	(0.15)	(0.30)	11.18	2.715	0.566,7	0.556,7	2.164,6	221	19
08-31-2020	10.83	0.274	0.50	0.77	(0.27)	(0.15)	(0.42)	11.18	7.33	0.577	0.547	2.504	199	57
08-31-2019	10.56	0.284	0.43	0.71	(0.28)	(0.16)	(0.44)	10.83	7.05	0.557	0.547	2.734	184	21
08-31-2018	10.74	0.254	(0.09)	0.16	(0.24)	(0.10)	(0.34)	10.56	1.57	0.577	0.547	2.414	156	24
08-31-2017	10.65	0.234	0.16	0.39	(0.23)	(0.07)	(0.30)	10.74	3.82	0.597	0.547	2.194	130	36
08-31-2016	10.13	0.224	0.54	0.76	(0.23)	(0.01)	(0.24)	10.65	7.68	0.637	0.537	2.434	74	21

1.Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended

2-28-21. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8. Less than $500,000.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets
			Net real-									Net	Net
			ized and
	Net asset	Net	unrealized	Total from				Net asset		Expenses	Expenses	invest-	assets,
	value,	investment	gain (loss)	investment	From net	From net	Total	value,	Total	before	including	ment	end of	Portfolio
	beginning	income	on invest-	operations	investment	realized	distribu-	end of	return	reductions reductions		income	period	turnover
Period ended	of period ($)	(loss) ($)1 ments ($)		($)	income ($)	gain ($)	tions ($)	period ($)	(%)2	(%)	(%) (loss) (%)		(in millions)	(%)
Multi-Index Lifestyle Growth Portfolio
Class R6
02-28-20213	11.97	0.154	1.30	1.45	(0.20)	(0.27)	(0.47)	12.95	12.265	0.306,7	0.306,7	2.424,6	16	12
08-31-2020	11.56	0.234	1.11	1.34	(0.26)	(0.67)	(0.93)	11.97	11.88	0.317	0.317	2.074	7	32
08-31-2019	12.56	0.234	(0.21)	0.02	(0.23)	(0.79)	(1.02)	11.56	1.30	0.307	0.307	1.994	6	13
08-31-2018	12.02	0.174	1.00	1.17	(0.22)	(0.41)	(0.63)	12.56	9.85	0.307	0.307	1.444	5	16
08-31-2017	10.97	0.224	1.15	1.37	(0.20)	(0.12)	(0.32)	12.02	12.82	0.317	0.317	1.904	1	15
08-31-2016	10.25	0.224	0.69	0.91	(0.16)	(0.03)	(0.19)	10.97	8.95	0.327	0.327	2.014	1	11
Class 1
02-28-20213	11.95	0.154	1.30	1.45	(0.20)	(0.27)	(0.47)	12.93	12.245	0.346,7	0.346,7	2.374,6	982	12
08-31-2020	11.54	0.244	1.10	1.34	(0.26)	(0.67)	(0.93)	11.95	11.86	0.347	0.347	2.104	887	32
08-31-2019	12.54	0.224	(0.20)	0.02	(0.23)	(0.79)	(1.02)	11.54	1.27	0.347	0.347	1.964	823	13
08-31-2018	12.01	0.224	0.93	1.15	(0.21)	(0.41)	(0.62)	12.54	9.75	0.347	0.347	1.834	756	16
08-31-2017	10.96	0.194	1.18	1.37	(0.20)	(0.12)	(0.32)	12.01	12.78	0.347	0.347	1.674	611	15
08-31-2016	10.24	0.164	0.75	0.91	(0.16)	(0.03)	(0.19)	10.96	8.92	0.367	0.357	1.714	277	11

1.Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended

2-28-21. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.

Multi-Index Lifestyle Moderate Portfolio

Class R6

02-28-20213	11.40	0.124	0.48	0.60	(0.15)	(0.25)	(0.40)	11.60	5.325	0.456,7	0.446,7	2.164,6	3	17
08-31-2020	11.08	0.264	0.66	0.92	(0.28)	(0.32)	(0.60)	11.40	8.58	0.467	0.447	2.354	1	48
08-31-2019	11.15	0.284	0.28	0.56	(0.29)	(0.34)	(0.63)	11.08	5.58	0.447	0.447	2.564	1	21
08-31-2018	11.08	0.264	0.21	0.47	(0.24)	(0.16)	(0.40)	11.15	4.37	0.457	0.447	2.374	1	20
08-31-2017	10.67	0.254	0.45	0.70	(0.23)	(0.06)	(0.29)	11.08	6.75	0.477	0.447	2.304	1	24
08-31-2016	10.12	0.264	0.55	0.81	(0.24)	(0.02)	(0.26)	10.67	8.17	0.517	0.447	2.534	1	15
Class 1
02-28-20213	11.40	0.134	0.47	0.60	(0.15)	(0.25)	(0.40)	11.60	5.305	0.496,7	0.486,7	2.264,6	276	17
08-31-2020	11.08	0.264	0.66	0.92	(0.28)	(0.32)	(0.60)	11.40	8.54	0.497	0.487	2.414	257	48
08-31-2019	11.14	0.274	0.29	0.56	(0.28)	(0.34)	(0.62)	11.08	5.64	0.487	0.487	2.554	262	21
08-31-2018	11.07	0.254	0.22	0.47	(0.24)	(0.16)	(0.40)	11.14	4.34	0.497	0.487	2.284	239	20
08-31-2017	10.67	0.234	0.46	0.69	(0.23)	(0.06)	(0.29)	11.07	6.61	0.507	0.477	2.104	198	24
08-31-2016	10.12	0.224	0.59	0.81	(0.24)	(0.02)	(0.26)	10.67	8.13	0.557	0.477	2.374	88	15

1.Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended

2-28-21. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.

Opportunistic Fixed Income Fund

Class 1

02-28-20213	13.98	0.15	(0.06)	0.09	(0.70)	—	(0.70)	13.37	0.734	1.225	0.855	2.175	40	28
08-31-2020	13.27	0.23	0.94	1.17	(0.46)	—	(0.46)	13.98	9.15	1.666	0.966	1.77	41	2247
08-31-2019	12.72	0.24	0.48	0.72	(0.17)	—	(0.17)	13.27	5.75	1.206	1.166	2.05	47	53
08-31-2018	12.84	0.26	(0.38)	(0.12)	—	—	—	12.72	(0.93)	0.86	0.85	2.04	51	31
08-31-2017	13.09	0.18	(0.08)	0.10	(0.31)	(0.04)	(0.35)	12.84	1.05	0.83	0.82	1.48	59	56
08-31-2016	11.87	0.19	1.03	1.22	—8	—	—8	13.09	10.30	0.82	0.81	1.55	66	71

1.Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended

2-28-21. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes interest expense of 0.09% and 0.26% for the year ended August 31, 2020 and the year ended August 31, 2019, respectively. 7. Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees. 8. Less than $0.005 per share.

Science & Technology Fund

Class NAV

02-28-20213	5.22	(0.02)	1.13	1.11	(0.01)	(1.12)	(1.13)	5.20	22.514	1.085	1.035	(0.63)5	310	41
08-31-2020	3.87	0.026	1.69	1.71	—	(0.36)	(0.36)	5.22	47.55	1.10	1.06	0.406	363	116
08-31-2019	5.99	(0.01)	(0.32)	(0.33)	—	(1.79)	(1.79)	3.87	3.19	1.10	1.06	(0.36)	284	110
08-31-2018	13.85	(0.03)	2.33	2.30	—	(10.16)	(10.16)	5.99	30.59	1.10	1.05	(0.47)	252	108
08-31-2017	11.75	(0.02)	3.17	3.15	(0.02)	(1.03)	(1.05)	13.85	29.39	1.07	1.03	(0.13)	355	93
08-31-2016	12.56	0.02	2.03	2.05	—	(2.86)	(2.86)	11.75	18.08	1.07	1.02	0.18	766	98

1.Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-21. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.04 and 1.00%, respectively.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets
			Net real-									Net	Net
			ized and
	Net asset	Net	unrealized	Total from				Net asset		Expenses	Expenses	invest-	assets,
	value,	investment	gain (loss)	investment	From net	From net	Total	value,	Total	before	including	ment	end of	Portfolio
	beginning	income	on invest-	operations	investment	realized	distribu-	end of	return	reductions	reductions	income	period	turnover
Period ended	of period ($)	(loss) ($)1 ments ($)		($)	income ($)	gain ($)	tions ($)	period ($)	(%)2	(%)	(%)	(loss) (%)	(in millions)	(%)
Strategic Equity Allocation Fund
Class NAV
02-28-20213	12.36	0.07	1.67	1.74	(0.20)	(0.62)	(0.82)	13.28	14.294	0.675	0.535	1.085	7,849	45
08-31-2020	11.14	0.20	1.41	1.61	(0.26)	(0.13)	(0.39)	12.36	14.54	0.67	0.54	1.77	7,582	96
08-31-2019	13.46	0.24	(0.75)	(0.51)	(0.23)	(1.58)	(1.81)	11.14	(1.78)	0.67	0.54	2.12	7,329	80
08-31-2018	13.99	0.22	1.42	1.64	(0.26)	(1.91)	(2.17)	13.46	12.48	0.66	0.54	1.64	7,690	115
08-31-2017	13.14	0.24	1.85	2.09	(0.24)	(1.00)	(1.24)	13.99	17.12	0.66	0.53	1.78	7,636	67
08-31-2016	12.88	0.23	0.79	1.02	(0.21)	(0.55)	(0.76)	13.14	8.25	0.67	0.53	1.83	7,139	47

1.Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-21. Unaudited. 4. Not annualized. 5. Annualized.

U.S. High Yield Bond Fund

Class 1

02-28-20213	11.08	0.25	0.43	0.68	(0.29)	—	(0.29)	11.47	6.294	0.875	0.875	4.535	65	36
08-31-2020	11.20	0.55	(0.07)	0.48	(0.60)	—	(0.60)	11.08	4.67	0.836	0.836	5.05	62	82
08-31-2019	11.21	0.58	0.02	0.60	(0.61)	—	(0.61)	11.20	5.58	0.87	0.86	5.25	73	41
08-31-2018	11.41	0.58	(0.19)	0.39	(0.59)	—	(0.59)	11.21	3.52	0.86	0.86	5.14	75	51
08-31-2017	11.15	0.61	0.31	0.92	(0.66)	—	(0.66)	11.41	8.53	0.88	0.87	5.42	84	68
08-31-2016	11.20	0.64	0.02	0.66	(0.71)	—	(0.71)	11.15	6.50	0.85	0.84	6.01	80	59
Class NAV
02-28-20213	11.06	0.25	0.45	0.70	(0.30)	—	(0.30)	11.46	6.424	0.825	0.825	4.565	65	36
08-31-2020	11.18	0.55	(0.06)	0.49	(0.61)	—	(0.61)	11.06	4.73	0.786	0.786	5.09	171	82
08-31-2019	11.20	0.58	0.01	0.59	(0.61)	—	(0.61)	11.18	5.55	0.82	0.81	5.30	174	41
08-31-2018	11.40	0.59	(0.19)	0.40	(0.60)	—	(0.60)	11.20	3.58	0.81	0.81	5.20	196	51
08-31-2017	11.14	0.62	0.30	0.92	(0.66)	—	(0.66)	11.40	8.59	0.83	0.82	5.52	212	68
08-31-2016	11.19	0.64	0.03	0.67	(0.72)	—	(0.72)	11.14	6.56	0.80	0.80	6.03	281	59

1.Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-21. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement of legal fees of 0.05%.

U.S. Sector Rotation Fund

Class NAV

02-28-20213	10.76	0.05	0.98	1.03	(0.17)	(1.00)	(1.17)	10.62	9.924	0.675	0.545	1.025	1,252	49
08-31-2020	9.86	0.16	1.79	1.95	(0.19)	(0.86)	(1.05)	10.76	20.74	0.67	0.54	1.63	1,295	113
08-31-2019	13.13	0.17	(0.72)	(0.55)	(0.19)	(2.53)	(2.72)	9.86	(0.34)	0.66	0.53	1.66	1,497	92
08-31-2018	11.57	0.15	2.14	2.29	(0.17)	(0.56)	(0.73)	13.13	20.43	0.66	0.53	1.26	1,714	128
08-31-20176	10.00	0.15	1.46	1.61	(0.04)	—	(0.04)	11.57	16.084	0.665	0.535	1.455	1,955	119

1.Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-21. Unaudited. 4. Not annualized. 5. Annualized. 6. Period from 9-26-16 (commencement of operations) to 8-31-17.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Notes to financial statements (unaudited)

1. Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, eighteen of which are presented in this report (the funds).

Multi-Index Lifestyle Aggressive Portfolio, Multi-Index Lifestyle Balanced Portfolio, Multi-Index Lifestyle Conservative Portfolio, Multi-Index Lifestyle Growth Portfolio and Multi-Index Lifestyle Moderate Portfolio (collectively, the Multi-Index Lifestyle Portfolios) operate as "funds of funds," investing in shares of mutual funds (underlying funds). The accounting policies of the underlying funds in which the Multi-Index Lifestyle Portfolios invest are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-344-1029 or visiting jhinvestments.com. The unaffiliated underlying funds are not covered by this report.

The funds may offer multiple classes of shares. The shares currently offered by a specific fund are detailed in the Statements of assets and liabilities.

Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

2. Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of

US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the funds' Valuation Policies and Procedures.

In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations typically are valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds' Pricing Committee, following procedures established by the Board of Trustees. The funds use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds' own assumptions in determining the fair value of investments. Factors used in determining value may include market or

Significant accounting policies, continued

issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the funds' investments as of February 28, 2021, by major security category or type:

			Level 2	Level 3
	Total	Level 1	significant	significant
	value at	quoted	observable	unobservable
	2-28-21	price	inputs	inputs
Capital Appreciation Fund
Investments in securities:
Assets
Common stocks
Communication services	$329,548,458	$329,548,458	—	—
Consumer discretionary	527,445,613	470,694,636	$56,750,977	—
Consumer staples	56,161,368	56,161,368	—	—
Financials	19,755,620	19,755,620	—	—
Health care	93,061,448	93,061,448	—	—
Industrials	84,962,393	65,349,471	19,612,922	—
Information technology	952,326,313	901,599,135	50,727,178	—
Short-term investments	4,156,076	4,156,076	—	—
Total investments in securities	$2,067,417,289	$1,940,326,212	$127,091,077	—

Capital Appreciation Value Fund
Investments in securities:
Assets
Common stocks	$1,014,441,646	$1,014,441,646	—	—
Preferred securities	24,383,099	24,383,099	—	—
Corporate bonds	142,029,252	—	$142,029,252	—
Term loans	147,182,631	—	147,182,631	—
Short-term investments	247,442,968	247,442,968	—	—
Total investments in securities	$1,575,479,596	$1,286,267,713	$289,211,883	—
Derivatives:
Liabilities
Written options	$(13,573,371)	—	$(13,573,371)	—

Core Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,736,626,523	—	$1,736,626,523	—
Foreign government obligations	40,300,498	—	40,300,498	—
Corporate bonds	850,204,786	—	850,204,786	—
Municipal bonds	11,062,151	—	11,062,151	—
Collateralized mortgage obligations	178,498,574	—	178,498,574	—
Asset backed securities	218,958,699	—	218,958,699	—
Short-term investments	284,168,418	$284,168,418	—	—
Total investments in securities	$3,319,819,649	$284,168,418	$3,035,651,231	—

Health Sciences Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$450,043	—	—	$450,043
Financials	2,088,726	$2,088,726	—	—
Health care	453,385,507	431,962,280	$20,791,106	632,121
Information technology	595,110	595,110	—	—
Materials	267,196	267,196	—	—
Preferred securities
Consumer discretionary	1,004,931	—	—	1,004,931
Health care	3,030,894	—	3,030,894	—

Significant accounting policies, continued

			Level 2	Level 3
	Total	Level 1	significant	significant
	value at	quoted	observable	unobservable
	2-28-21	price	inputs	inputs
Health Sciences Fund (continued)
Information technology	$2,333,448	—	—	$2,333,448
Warrants	27,673	$27,673	—	—
Short-term investments	10,376,133	10,376,133	—	—
Total investments in securities	$473,559,661	$445,317,118	$23,822,000	$4,420,543

High Yield Fund

Investments in securities:
Assets
Foreign government obligations	$1,572,683	—	$1,572,683	—
Corporate bonds	171,424,234	—	171,424,234	—
Convertible bonds	3,738,923	—	3,738,923	—
Term loans	19,200,109	—	18,760,109	$440,000
Asset backed securities	10,217,124	—	10,217,124	—
Common stocks	2,534,449	$2,464,370	—	70,079
Preferred securities	2,674,473	2,101,985	—	572,488
Short-term investments	7,542,946	7,542,946	—	—
Total investments in securities	$218,904,941	$12,109,301	$205,713,073	$1,082,567
Derivatives:
Assets
Forward foreign currency contracts	$25,866	—	$25,866	—
Swap contracts	58,331	—	58,331	—
Liabilities
Futures	(175,340)	$(175,340)	—	—
Forward foreign currency contracts	(8,674)	—	(8,674)	—
Swap contracts	(24,382)	—	(24,382)	—

International Strategic Equity Allocation Fund

Investments in securities:
Assets
Common stocks
Australia	$82,268,870	—	$82,268,870	—
Austria	3,120,354	—	3,120,354	—
Belgium	9,733,431	—	9,733,431	—
Brazil	15,833,375	$15,833,375	—	—
Canada	112,115,497	112,115,497	—	—
Chile	2,535,847	—	2,535,847	—
China	169,251,932	66,298,819	102,953,113	—
Colombia	1,780,381	1,780,381	—	—
Czech Republic	567,306	—	567,306	—
Denmark	24,753,710	—	24,753,710	—
Finland	13,077,416	—	13,077,416	—
France	113,803,243	—	113,803,243	—
Germany	43,217,263	—	43,217,263	—
Hong Kong	47,764,935	441,942	47,322,993	—
Hungary	1,404,056	—	1,404,056	—
Indonesia	6,249,456	—	6,249,456	—
Ireland	11,295,912	—	11,295,912	—
Isle of Man	784,741	—	784,741	—
Israel	4,809,210	2,439,208	2,370,002	—
Italy	22,075,127	—	22,075,127	—
Japan	342,248,764	—	342,248,764	—
Jordan	364,343	—	364,343	—
Luxembourg	2,842,328	—	2,842,328	—
Macau	949,883	—	949,883	—

Significant accounting policies, continued

			Level 2	Level 3
	Total	Level 1	significant	significant
	value at	quoted	observable	unobservable
	2-28-21	price	inputs	inputs
International Strategic Equity Allocation Fund (continued)
Malaysia	$8,284,358	—	$8,284,358	—
Mexico	8,080,630	$7,927,841	152,789	—
Netherlands	54,541,739	25,280	54,516,459	—
New Zealand	4,160,980	—	4,160,980	—
Norway	6,330,554	—	6,330,554	—
Peru	1,639,221	1,639,221	—	—
Philippines	3,110,426	—	3,110,426	—
Poland	3,647,778	—	3,647,778	—
Portugal	1,894,014	—	1,894,014	—
Romania	153,174	—	153,174	—
Singapore	11,294,871	—	11,294,871	—
South Africa	17,727,804	—	17,727,804	—
South Korea	60,350,189	—	60,350,189	—
Spain	26,769,958	—	26,769,958	—
Sweden	35,495,644	—	35,495,644	—
Switzerland	74,877,846	—	74,877,846	—
Taiwan	74,332,744	—	74,332,744	—
Thailand	8,991,720	—	8,991,720	—
Turkey	998,824	—	998,824	—
United Arab Emirates	2,789	—	2,789	—
United Kingdom	133,968,966	654,045	133,314,921	—
United States	1,114,831	1,114,831	—	—
Preferred securities
Brazil	5,152,715	5,152,715	—	—
Chile	376,539	—	376,539	—
Colombia	696,969	696,969	—	—
Germany	2,993,229	—	2,993,229	—
South Korea	3,749,755	—	3,749,755	—
Exchange-traded funds	79,961,835	79,961,835	—	—
Warrants	31,006	31,006	—	—
Short-term investments	106,370,688	35,774,131	70,596,557	—
Total investments in securities	$1,769,949,176	$331,887,096	$1,438,062,080	—
Derivatives:
Assets
Futures	$52,750	$52,750	—	—
Liabilities
Futures	(1,108,912)	(1,108,912)	—	—

Mid Cap Stock Fund

Investments in securities:
Assets
Common stocks
Communication services	$211,239,680	$211,239,680	—	—
Consumer discretionary	603,641,793	602,113,407	—	$1,528,386
Consumer staples	27,463,471	27,463,471	—	—
Financials	84,827,581	84,827,581	—	—
Health care	396,304,175	396,304,175	—	—
Industrials	130,034,836	130,034,836	—	—
Information technology	506,433,165	506,270,762	—	162,403
Preferred securities	48,696,415	—	—	48,696,415
Exchange-traded funds	3,900,375	3,900,375	—	—
Short-term investments	67,854,667	17,654,667	$50,200,000	—
Total investments in securities	$2,080,396,158	$1,979,808,954	$50,200,000	$50,387,204
Unrealized appreciation on unfunded commitments	$5,011,390	—	—	$5,011,390

Significant accounting policies, continued

			Level 2	Level 3
	Total	Level 1	significant	significant
	value at	quoted	observable	unobservable
	2-28-21	price	inputs	inputs
Mid Value Fund

Investments in securities:
Assets
Common stocks
Communication services	$83,705,155	$83,705,155	—	—
Consumer discretionary	46,205,747	38,430,557	$7,775,190	—
Consumer staples	126,939,515	117,433,989	9,505,526	—
Energy	194,722,708	179,545,157	15,177,551	—
Financials	247,409,376	232,745,006	14,664,370	—
Health care	238,844,750	226,601,030	12,243,720	—
Industrials	129,003,283	119,510,392	9,492,891	—
Information technology	43,885,362	43,885,362	—	—
Materials	152,793,599	139,176,420	13,617,179	—
Real estate	108,044,867	108,044,867	—	—
Utilities	86,142,912	86,142,912	—	—
Preferred securities	3,946,649	3,946,649	—	—
Corporate bonds	3,337,516	—	3,337,516	—
Term loans	209,430	—	209,430	—
Short-term investments	109,113,382	109,113,382	—	—
Total investments in securities	$1,574,304,251	$1,488,280,878	$86,023,373	—

Multi-Index Lifestyle Aggressive Portfolio

Investments in securities:
Assets
Affiliated investment companies	$288,562,331	$288,562,331	—	—
Unaffiliated investment companies	144,317,167	144,317,167	—	—
Short-term investments	2,019,402	2,019,402	—	—
Total investments in securities	$434,898,900	$434,898,900	—	—

Multi-Index Lifestyle Balanced Portfolio

Investments in securities:
Assets
Affiliated investment companies	$384,942,763	$384,942,763	—	—
Unaffiliated investment companies	626,472,662	626,472,662	—	—
Short-term investments	8,022,878	8,022,878	—	—
Total investments in securities	$1,019,438,303	$1,019,438,303	—	—

Multi-Index Lifestyle Conservative Portfolio

Investments in securities:
Assets
Affiliated investment companies	$23,266,284	$23,266,284	—	—
Unaffiliated investment companies	200,226,239	200,226,239	—	—
Short-term investments	4,229,739	4,229,739	—	—
Total investments in securities	$227,722,262	$227,722,262	—	—

Multi-Index Lifestyle Growth Portfolio

Investments in securities:
Assets
Affiliated investment companies	$516,451,424	$516,451,424	—	—
Unaffiliated investment companies	478,657,614	478,657,614	—	—
Short-term investments	193,482	193,482	—	—
Total investments in securities	$995,302,520	$995,302,520	—	—

Significant accounting policies, continued

			Level 2	Level 3
	Total	Level 1	significant	significant
	value at	quoted	observable	unobservable
	2-28-21	price	inputs	inputs
Multi-Index Lifestyle Moderate Portfolio

Investments in securities:
Assets
Affiliated investment companies	$69,607,403	$69,607,403	—	—
Unaffiliated investment companies	208,883,138	208,883,138	—	—
Short-term investments	3,450,770	3,450,770	—	—
Total investments in securities	$281,941,311	$281,941,311	—	—

Opportunistic Fixed Income Fund

Investments in securities:
Assets
U.S. Government and Agency obligations	$3,618,736	—	$3,618,736	—
Foreign government obligations	20,604,841	—	20,604,841	—
Corporate bonds	3,635,269	—	3,635,269	—
Convertible bonds	230,614	—	230,614	—
Municipal bonds	1,316,894	—	1,316,894	—
Term loans	4,064,309	—	4,064,309	—
Collateralized mortgage obligations	4,815,623	—	4,815,623	—
Asset backed securities	1,534,865	—	1,534,865	—
Common stocks	42,986	$42,986	—	—
Preferred securities	8,434	8,434	—	—
Exchange-traded funds	2,384,257	2,384,257	—	—
Short-term investments	647,932	647,932	—	—
Total investments in securities	$42,904,760	$3,083,609	$39,821,151	—
Liabilities
Sale commitments outstanding	$(1,075,590)	—	$(1,075,590)	—
Derivatives:
Assets
Futures	82,492	$82,492	—	—
Forward foreign currency contracts	345,863	—	345,863	—
Swap contracts	485,300	—	485,300	—
Liabilities
Futures	(93,572)	(93,572)	—	—
Forward foreign currency contracts	(163,848)	—	(163,848)	—
Swap contracts	(342,193)	—	(342,193)	—

Science & Technology Fund

Investments in securities:
Assets
Common stocks
Communication services	$47,046,196	$41,621,599	$5,424,597	—
Consumer discretionary	68,458,530	46,015,662	22,442,868	—
Health care	2,305,543	2,305,543	—	—
Industrials	2,072,498	2,072,498	—	—
Information technology	169,500,959	152,373,266	17,127,693	—
Real estate	149,208	149,208	—	—
Preferred securities	685,862	—	—	$685,862
Exchange-traded funds	369,111	369,111	—	—
Short-term investments	24,863,304	12,955,304	11,908,000	—
Total investments in securities	$315,451,211	$257,862,191	$56,903,158	$685,862

Significant accounting policies, continued

			Level 2	Level 3
	Total	Level 1	significant	significant
	value at	quoted	observable	unobservable
	2-28-21	price	inputs	inputs
Strategic Equity Allocation Fund

Investments in securities:
Assets
Common stocks
Communication services	$680,562,859	$508,346,082	$172,216,777	—
Consumer discretionary	966,769,911	687,111,378	279,658,533	—
Consumer staples	443,291,590	253,186,555	190,105,035	—
Energy	239,387,857	166,849,955	72,537,902	—
Financials	1,077,618,537	698,881,737	378,736,230	$570
Health care	771,439,797	552,343,388	219,013,201	83,208
Industrials	839,027,522	543,804,244	295,223,278	—
Information technology	1,526,089,187	1,219,010,775	307,078,412	—
Materials	404,042,736	235,813,005	168,229,731	—
Real estate	231,939,649	164,228,343	67,711,306	—
Utilities	166,104,221	94,997,166	71,075,566	31,489
Preferred securities
Consumer discretionary	3,884,016	517,148	3,366,868	—
Consumer staples	1,122,312	—	1,122,312	—
Energy	1,880,780	1,880,780	—	—
Financials	5,938,675	5,938,675	—	—
Health care	938,391	—	938,391	—
Information technology	5,214,780	—	5,214,780	—
Materials	1,732,631	751,632	980,999	—
Utilities	461,631	461,631	—	—
Exchange-traded funds	131,440,212	131,440,212	—	—
Rights	35,675	35,675	—	—
Warrants	54,098	54,098	—	—
Short-term investments	351,434,028	76,328,010	275,106,018	—
Total investments in securities	$7,850,411,095	$5,341,980,489	$2,508,315,339	$115,267
Derivatives:
Assets
Futures	$384,932	$384,932	—	—
Liabilities
Futures	(3,673,173)	(3,673,173)	—	—

U.S. High Yield Bond Fund

Investments in securities:
Assets
Corporate bonds	$107,088,976	—	$107,088,976	—
Term loans	4,626,525	—	4,626,525	—
Common stocks	961,561	$961,561	—	—
Exchange-traded funds	3,847,500	3,847,500	—	—
Escrow certificates	19,800	—	—	$19,800
Short-term investments	13,718,451	13,718,451	—	—
Total investments in securities	$130,262,813	$18,527,512	$111,715,501	$19,800

U.S. Sector Rotation Fund

Investments in securities:
Assets
Common stocks
Communication services	$143,383,070	$143,383,070	—	—
Consumer discretionary	141,733,435	141,728,269	$5,166	—
Consumer staples	64,121,492	64,121,492	—	—
Energy	37,898,006	37,898,006	—	—

Significant accounting policies, continued

			Level 2	Level 3
	Total	Level 1	significant	significant
	value at	quoted	observable	unobservable
	2-28-21	price	inputs	inputs
U.S. Sector Rotation Fund (continued)
Financials	$150,950,308	$150,950,073	—	$235
Health care	126,334,165	126,334,165	—	—
Industrials	113,317,142	113,317,142	—	—
Information technology	329,601,967	329,601,967	—	—
Materials	48,382,324	48,382,324	—	—
Real estate	28,798,519	28,798,519	—	—
Utilities	18,240,874	18,240,874	—	—
Rights	12,910	12,910	—	—
Short-term investments	45,094,155	748,323	$44,345,832	—
Total investments in securities	$1,247,868,367	$1,203,517,134	$44,350,998	$235
Derivatives:
Assets
Futures	$120,636	$120,636	—	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2.

	Common	Preferred	Unfunded
Mid Cap Stock Fund	stocks	securities	commitments	Total

Balance as of 8-31-20	$1,411,074	$43,144,127	—	$44,555,201
Realized gain (loss)	—	(872,318)	—	(872,318)
Change in unrealized appreciation (depreciation)	117,312	11,983,408	$5,011,390	17,112,110
Purchases1	162,403	—	—	162,403
Sales1	—	(5,558,802)	—	(5,558,802)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of 2-28-21	$1,690,789	$48,696,415	$5,011,390	$55,398,594
Change in unrealized at period end2	$117,312	$11,276,997	$5,011,390	$16,405,699

1Purchases/sales attributable to corporate actions.

2Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Statements of operations.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the funds' Level 3 securities are outlined in the table below.

	Fair Value		Significant
Mid Cap Stock Fund	at 2-28-2021	Valuation technique	unobservable inputs	Input/Range*

Common Stocks	$1,528,386	Market Comparable	EV to revenue multiple	5.81x
			Discount	12.5%
	$162,403	Recovery Value	Expected future value	0.33
			Discount	15%

	$1,690,789
Preferred Securities	$36,861,818	Market Comparable	EV to revenue multiple	1.62x - 5.81x (weighted average 2.03x)
			Discount	10% - 17.5% (weighted average 12.03%)
	$9,019,027	Market Comparable	EV to revenue multiple	3.55x - 8.15x (weighted average 5.32x)
		and Option Model	Discount	25%
			OPM - Volatility	30% - 45% (weighted average 35.8%)
	$2,730,808	Transactions Indicative of	Adjusted prior/recent transactions	$12.52
		Value and	Probability of default	30%
		Option Model	OPM - Volatility	40%
			Discount	10%
	$84,762	Recovery Value	Expected future value	0.355
			Discount	55%

	$48,696,415

Significant accounting policies, continued

	Fair Value		Significant
Mid Cap Stock Fund	at 2-28-2021	Valuation technique	unobservable inputs	Input/Range*
Unrealized appreciation on unfunded	$5,011,390	Transaction Indicative of	Prior/recent transactions	$11.77-$15.48
commitments		Value	Probability weighting	90%
			Discount	10%
Total
	$55,398,594

*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security's fair value as a percentage of the total fair value.

A change to unobservable inputs of the funds' Level 3 securities as of February 28, 2021, could have resulted in changes to the fair value measurement, as follows:

	Impact to Valuation	Impact to Valuation
Significant Unobservable Input	if input had increased	if input had decreased

Adjusted prior/recent transactions or prior/recent transactions	Increase	Decrease
Discount	Decrease	Increase
Enterprise value ("EV") to revenue multiple	Increase	Decrease
Expected future value	Increase	Decrease
Options Pricing Method (OPM) - Volatility	Variable	Variable
Probability of default	Decrease	Increase
Probability weighting	Variable	Variable

Repurchase agreements. The funds may enter into repurchase agreements. When the funds enter into a repurchase agreement, they receive collateral that is held in a segregated account by the funds' custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the funds. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.

Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

When-issued/delayed-delivery securities. The funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a "To Be Announced" (TBA) or "forward commitment" transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer's failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date. As a result, the fund has received the following amount of cash collateral from certain counterparties to these transactions which is recorded as a Payable for collateral on sale commitments and has deposited cash collateral for certain counterparties to these transactions which is recorded as Cash collateral at broker for sale commitments:

Fund	Counterparty	Collateral Paid/ (Received)
Core Bond Fund	JP Morgan	$(10,000)
	Goldman Sachs	$1,540,000
	Morgan Stanley	$2,500,000

Term loans (Floating rate loans). The funds may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The funds' ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The funds' failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the funds' income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the funds and, if the funds' exposure to such investments is substantial, it could impair the funds' ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan

Significant accounting policies, continued

could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the funds may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

At February 28, 2021, High Yield Fund and Opportunistic Fixed Income Fund had $286,951 and $63,767, respectively, in unfunded loan commitments outstanding.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.

Mortgage and asset backed securities. The funds may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the funds having to reinvest the proceeds in lower yielding securities, effectively reducing the funds' income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the funds' cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the

U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The funds are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Payment-in-kind bonds. The funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. Income on these securities is computed at the contractual rate specified and is added to the principal balance of the bond. This income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the funds may need to sell other investments to make distributions.

Special purpose acquisition companies. Special purpose acquisition companies (SPACs) are collective investment structures that allow public stock market qualified investors to invest in private equity type transactions (PIPE). SPACs are shell or blank-check companies, that have no operations but go public with the intention of merging with or acquiring a company with the proceeds of the SPAC's initial public offering ("IPO"). The funds may enter into a commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its merger or acquisition; however if the commitment expires, then no shares are purchased. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger. The securities issued by a SPAC, which are typically traded in the over-the-counter market, may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale. Mid Cap Stock Fund had unfunded commitments outstanding of $20,221,000 to purchase PIPE shares as of February 28, 2021. Unrealized appreciation (depreciation) on the SPAC commitments is reflected on the Statements of assets and liabilities as Unrealized appreciation (depreciation) on unfunded commitments.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.

Securities lending. The funds may lend their securities to earn additional income. The funds receive collateral from the borrower in an amount not less than the market value of the loaned securities. The funds will invest their cash collateral in JHCT, an affiliate of the funds, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the funds for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The funds receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.

Significant accounting policies, continued

Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the funds and the corresponding cash collateral received at February 28, 2021:

Fund	Market value of securities on loan	Cash collateral received
Capital Appreciation Fund	$4,077,730	$4,159,401
Capital Appreciation Value Fund	916,654	936,600
Core Bond Fund	459,293	468,506
High Yield Fund	1,367,934	1,395,094
International Strategic Equity Allocation Fund	35,526,030	35,807,216
Mid Cap Stock Fund	16,987,737	17,556,797
Mid Value Fund	38,395,954	37,565,140
Multi-Index Lifestyle Aggressive Portfolio	1,978,880	2,018,625
Multi-Index Lifestyle Balanced Portfolio	7,521,872	7,693,304
Multi-Index Lifestyle Conservative Portfolio	3,289,855	3,364,898
Multi-Index Lifestyle Moderate Portfolio	3,082,373	3,152,708
Science & Technology Fund	2,470,320	2,523,486
Strategic Equity Allocation Fund	75,020,107	76,267,566
U.S. High Yield Bond Fund	2,054,641	2,100,480
U.S. Sector Rotation Fund	730,747	745,870

In addition, non-cash collateral of approximately $2,450,373, $2,000,538 and $1,213,583 in the form of U.S. Treasuries was pledged to Mid Value Fund, International Strategic Equity Allocation Fund and Strategic Equity Allocation Fund, respectively. This non-cash collateral is not reflected in the funds' net assets, however could be sold by the securities lending agent in the event of default by the borrower.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

There may be unexpected restrictions on investments in companies located in certain foreign countries, such as China. For example, on November 12, 2020, the President of the United States signed an Executive Order prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. government as "Communist Chinese military companies." As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.

Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People's Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the funds' performance.

Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the funds' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the funds as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Overdraft. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds' custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.

Line of credit. The funds and other affiliated funds, excluding Core Bond Fund and U.S. High Yield Bond Fund, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days through June 24, 2021.

Core Bond Fund, U.S. High Yield Bond Fund, and other affiliated funds have entered into an unsecured $50 million line of credit agreement with BNP Paribas. Subject to the needs of other affiliated funds, Core Bond Fund and U.S. High Yield Bond Fund can borrow up to the $50 million, subject to asset coverage and other limitations as specified in the agreement.

A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended February 28, 2021, the funds had no borrowings under the line of credit.

Commitment fees, including upfront fees, for the six months ended February 28, 2021 were as follows:

Significant accounting policies, continued

Fund	Commitment fee
Capital Appreciation Fund	$5,627
Capital Appreciation Value Fund	4,672
Core Bond Fund	11,188
Health Sciences Fund	2,711
High Yield Fund	2,366
International Strategic Equity Allocation Fund	5,102
Mid Cap Stock Fund	5,292
Mid Value Fund	4,266
Multi-Index Lifestyle Aggressive Portfolio	2,644
Multi-Index Lifestyle Balanced Portfolio	3,730
Multi-Index Lifestyle Conservative Portfolio	2,328
Multi-Index Lifestyle Growth Portfolio	3,598
Multi-Index Lifestyle Moderate Portfolio	2,460
Opportunistic Fixed Income Fund	2,047
Science & Technology Fund	2,550
Strategic Equity Allocation Fund	16,000
U.S. High Yield Bond Fund	3,443
U.S. Sector Rotation Fund	4,295

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2020, certain funds have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of August 31, 2020:

	No Expiration Date
Fund	Short Term	Long Term

High Yield Fund	$ 3,129,351	$83,696,916
International Strategic Equity Allocation Fund	62,084,083	36,686,610
Opportunistic Fixed Income Fund	298,646	5,489,575
U.S. High Yield Bond Fund	—	21,369,339

As of August 31, 2020, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

For federal income tax purposes, the costs of investments owned on February 28, 2021, including short-term investments, were as follows:

				Net unrealized
	Aggregate	Unrealized	Unrealized	appreciation/
Fund	cost	appreciation	(depreciation)	(depreciation)

Capital Appreciation Fund	$811,675,868	$1,265,694,644	$(9,953,223)	$1,255,741,421
Capital Appreciation Value Fund	1,326,376,557	248,059,395	(12,529,727)	235,529,668
Core Bond Fund	3,314,112,944	41,832,007	(36,125,302)	5,706,705
Health Sciences Fund	332,209,050	146,512,252	(5,161,641)	141,350,611
High Yield Fund	236,459,180	12,273,357	(29,951,795)	(17,678,438)
International Strategic Equity Allocation Fund	1,494,844,995	306,419,656	(32,371,637)	274,048,019
Mid Cap Stock Fund	1,467,259,100	660,764,725	(47,627,667)	613,137,058
Mid Value Fund	1,214,184,387	389,315,847	(29,195,983)	360,119,864
Multi-Index Lifestyle Aggressive Portfolio	385,286,023	50,903,640	(1,290,763)	49,612,877
Multi-Index Lifestyle Balanced Portfolio	928,937,324	95,116,943	(4,615,964)	90,500,979
Multi-Index Lifestyle Conservative Portfolio	218,940,077	9,669,727	(887,542)	8,782,185
Multi-Index Lifestyle Growth Portfolio	891,753,364	107,279,816	(3,730,660)	103,549,156
Multi-Index Lifestyle Moderate Portfolio	265,116,203	18,177,310	(1,352,202)	16,825,108
Opportunistic Fixed Income Fund	41,267,570	1,648,673	(773,031)	875,642
Science & Technology Fund	221,338,268	94,923,299	(810,356)	94,112,943
Strategic Equity Allocation Fund	6,480,306,321	1,448,483,368	(81,666,835)	1,366,816,533

Significant accounting policies, continued

				Net unrealized
	Aggregate	Unrealized	Unrealized	appreciation/
Fund	cost	appreciation	(depreciation)	(depreciation)
U.S. High Yield Bond Fund	$122,509,272	$8,830,678	$(1,077,137)	$7,753,541
U.S. Sector Rotation Fund	1,067,472,390	185,872,046	(5,355,433)	180,516,613

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Core Bond Fund, High Yield Fund, Multi-Index Lifestyle Balanced Portfolio, Multi-Index Lifestyle Conservative Portfolio, Multi-Index Lifestyle Moderate Portfolio and U.S. High Yield Bond Fund generally declare and pay dividends from net investment income quarterly. All other funds generally declare and pay dividends from net investment income annually. All funds generally declare and pay capital gain distributions, if any, annually.

Distributions paid by the funds with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds' financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, foreign currency transactions, investments in passive foreign investment companies, wash sale loss deferrals, characterization of distributions, derivative transactions, amortization and accretion on debt securities and foreign capital gain tax.

3. Derivative instruments

The funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The funds attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the funds may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the funds, if any, are held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the funds and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the funds, if any, for OTC transactions is held in a segregated account at the funds' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The funds' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the funds and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers' customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is detailed in the Statements of assets and liabilities as Receivable/Payable for centrally-cleared swaps. Securities pledged by the funds for centrally-cleared transactions, if any, are identified in the Portfolio of investments.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a fund is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the funds, if any, are identified in the Portfolio of investments. Subsequent payments, referred to as

Derivative instruments, continued

variation margin, are made or received by a fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following table details how the funds used futures contracts during the six months ended February 28, 2021. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:

Fund	Reason	USD Notional range
High Yield Fund	To manage duration of the fund.	$19.3 million to $24.7 million
International Strategic Equity Allocation	To manage against changes in foreign currency exchange rates, manage against change	$20.0 million to $89.2 million
Fund	in certain securities markets and gain exposure to certain securities markets.

Opportunistic Fixed Income Fund	To manage against changes in interest rates, gain exposure to certain bond markets and	$5.7 million to $15.4 million
manage duration of the fund.
Strategic Equity Allocation Fund	To manage against changes in foreign currency exchange rates, manage against change	$148.0 million to $332.7 million
in certain securities markets and gain exposure to certain securities markets.
U.S. Sector Rotation Fund	To gain exposure to certain securities markets and to manage against changes in certain	$31.6 million to $48.9 million
securities markets.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the funds thereby reducing the funds' total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following table details how the funds used forward foreign currency contracts during the six months ended February 28, 2021. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:

Fund	Reason	USD Notional range
High Yield Fund	To manage against changes in foreign currency exchange rates and to gain exposure to	$1.8 million to $7.3 million
foreign currencies.
Opportunistic Fixed Income Fund	To manage against changes in foreign currency exchange rates and to gain exposure to	$36.4 million to $43.8 million
foreign currencies.

Strategic Equity Allocation Fund	To manage against changes in foreign currency exchange rates and to gain exposure to	up to $93.6 million
foreign currencies. At February 28, 2021, there were no open forward foreign currency contracts.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the funds' exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the funds' exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When a fund purchases an option, the premium paid is included in the Portfolio of investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, a fund realizes a loss equal to the cost of the option. If a fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by a fund.

The following table details how the funds used purchased options contracts during the six months ended February 28, 2021. In addition, the table summarizes the range of market value amounts held by the funds, as measured at each quarter end:

Fund	Reason	Market value range
Opportunistic Fixed Income Fund	To manage against changes in interest rates, gain exposure to certain bond markets and manage	Up to $20,000
duration of the fund. At February 28, 2021, there were no open purchased options contacts.

The following table details how the funds used written options contracts during the six months ended February 28, 2021. In addition, the table summarizes the range of market value amounts held by the funds, as measured at each quarter end:

Derivative instruments, continued

Fund	Reason	Market value range
Capital Appreciation Value Fund	To manage against changes in certain securities markets, to gain exposure to certain	$13.6 million to $18.2 million
securities markets and to generate potential income from options premiums.

Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the funds, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the funds is recorded as realized gain or loss, as well as the net periodic payments received or paid by the funds.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The funds may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The funds settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following table details how the funds used interest rate swaps contracts during the six months ended February 28, 2021. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:

Fund	Reason	USD Notional range
Opportunistic Fixed Income Fund	To manage against changes in interest rates and to manage duration of the fund.	$2.6 million to $5.2 million

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The funds may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the funds may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Credit default swaps — Buyer

The following table details how the funds used credit default swap contracts as a buyer during the six months ended February 28, 2021. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:

Fund	Reason	USD Notional range
Opportunistic Fixed Income Fund	To manage against potential credit events.	$9.2 million to $10.3 million

Credit default swaps — Seller

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity's creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The following table details how the funds used credit default swap contracts as a seller during the six months ended February 28, 2021. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:

Fund	Reason	USD Notional range
High Yield Fund	To gain credit exposure to an issuer or index.	$0.6 million to $1.5 million
Opportunistic Fixed Income Fund	To gain credit exposure to an issuer or index.	$4.2 million to $10.9 million

Total Return Swaps. The funds may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.

The following table details how the funds used total return swaps during the six months ended February 28, 2021. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:

Derivative instruments, continued

Fund	Reason	USD Notional range
Opportunistic Fixed Income Fund	To gain exposure to a security or market without investing directly in such security or market.	$5.1 million to $9.1 million

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the funds at February 28, 2021 by risk category:

		Statements of	Financial	Assets	Liabilities
		assets and	instruments	derivatives	derivatives
Fund	Risk	liabilities location	location	fair value	fair value

Capital Appreciation Value Fund	Equity	Written options, at value	Written options	—	$(13,573,371)
				—	$(13,573,371)
High Yield Fund	Interest rate	Receivable/payable for futures	Futures	—	$(175,340)
		variation margin1
	Currency	Unrealized appreciation	Forward foreign	$25,866	(8,674)
		(depreciation) on forward foreign	currency contracts
		currency contracts
	Credit	Swap contracts, at value2	Credit default	58,331	(24,382)
			swaps
				$84,197	$(208,396)
International Strategic Equity	Currency	Receivable/payable for futures	Futures	—	$(1,757)
Allocation Fund		variation margin1
	Equity	Receivable/payable for futures	Futures	$52,750	(1,107,155)
		variation margin1
				$52,750	$(1,108,912)
Opportunistic Fixed Income Fund	Interest rate	Receivable/payable for futures	Futures	$82,492	$(93,572)
		variation margin1
	Currency	Unrealized appreciation	Forward foreign	345,863	(163,848)
		(depreciation) on forward foreign	currency contracts
		currency contracts
	Credit	Swap contracts, at value2	Credit default	240,315	(226,798)
			swaps
	Interest rate	Swap contracts, at value	Total return swaps	208,022	—
	Interest rate	Swap contracts, at value2	Interest rate	36,963	(115,395)
			swaps
				$913,655	$(599,613)
Strategic Equity Allocation Fund	Currency	Receivable/payable for futures	Futures	$2,534	—
		variation margin1
	Equity	Receivable/payable for futures	Futures	382,398	$(3,673,173)
		variation margin1
				$384,932	$(3,673,173)
U.S. Sector Rotation Fund	Equity	Receivable/payable for futures	Futures	$120,636	—
		variation margin1
				$120,636	—

1Reflects cumulative appreciation/depreciation on futures as disclosed in the Portfolio of investments. Only the period end variation margin is separately disclosed on the Statements of assets and liabilities.

2Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, are shown separately on the Statements of assets and liabilities.

For financial reporting purposes, the funds do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The tables below reflect the funds' exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:

OTC Financial Instruments					Asset	Liability
Opportunistic Fixed Income Fund
Forward foreign currency contracts					$345,863	$(163,848)
Swap contracts					369,645	(328,191)
Totals					$715,508	$(492,039)
Opportunistic Fixed Income Fund
			Total Market	Collateral
			Value of	Posted by	Collateral Posted	Net
Counterparty	Assets	Liabilities	OTC Derivatives	Counterparty1	by Fund1	Exposure
Bank of America, N.A.	$14,702	$(47,112)	$(32,410)	—	—	$(32,410)
Barclays Bank PLC	48,033	(45,744)	2,289	—	—	2,289

Derivative instruments, continued

			Total Market	Collateral
			Value of	Posted by	Collateral Posted	Net
Counterparty	Assets	Liabilities	OTC Derivatives	Counterparty1	by Fund1	Exposure
Citibank, N.A.	$58,322	(132,798)	$(74,476)	—	—	(74,476)
Goldman Sachs International	99,805	(47,337)	52,468	—	—	52,468
JPMorgan Chase Bank, N.A.	159,313	(86,267)	73,046	$43,000	—	30,046
Morgan Stanley & Co. International PLC	335,333	(132,781)	202,552	140,000	—	62,552

Totals	$715,508	$(492,039)	$223,469	$183,000	—	$40,469

1Reflects collateral posted by the counterparty or posted by the fund, excluding any excess collateral amounts.

Effect of derivative instruments on the Statements of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2021:

			Statements of operations location - Net realized gain (loss) on:
		Unaffiliated
		investments and
		foreign currency		Forward foreign
Fund	Risk	transactions1	Futures contracts	currency contracts	Written options	Swap contracts	Total
Capital Appreciation Value	Equity	—	—	—	$5,792,447	—	$5,792,447
Fund

	Total	—	—	—	$5,792,447	—	$5,792,447
High Yield Fund	Interest rate	—	$(49,126)	—	—	—	$(49,126)
	Currency	—	—	$(102,999)	—	—	(102,999)
	Credit	—	—	—	—	$31,235	31,235

	Total	—	$(49,126)	$(102,999)	—	$31,235	$(120,890)
International Strategic Equity	Currency	—	$113,534	—	—	—	$113,534
Allocation Fund
	Equity	—	8,803,492	—	—	—	8,803,492

	Total	—	$8,917,026	—	—	—	$8,917,026
Opportunistic Fixed Income	Interest rate	$(25,873)	$(367,828)	—	—	$28,318	$(365,383)
Fund
	Currency	—	—	$(632,021)	—	—	(632,021)
	Credit	—	—	—	—	326,626	326,626

	Total	$(25,873)	$(367,828)	$(632,021)	—	$354,944	$(670,778)
Strategic Equity Allocation	Currency	—	$208,129	$(1,152,373)	—	—	$(944,244)
Fund
	Equity	—	55,501,685	—	—	—	55,501,685
	Total	—	$55,709,814	$(1,152,373)	—	—	$54,557,441
U.S. Sector Rotation Fund	Equity	—	$7,437,226	—	—	—	$7,437,226

	Total	—	$7,437,226	—	—	—	$7,437,226

1Realized gain/loss associated with purchased options is included in this caption on the Statements of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2021:

		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
			Forward foreign
Fund	Risk	Futures contracts	currency contracts	Written options	Swap contracts	Total

Capital Appreciation Value Fund	Equity	—	—	$8,170,155	—	$8,170,155
	Total	—	—	$8,170,155	—	$8,170,155
High Yield Fund	Interest rate	$(204,460)	—	—	—	$(204,460)
	Currency	—	$139,581	—	—	139,581
	Credit	—	—	—	$60,151	60,151

	Total	$(204,460)	$139,581	—	$60,151	$(4,728)
International Strategic Equity	Currency	$(29,165)	—	—	—	$(29,165)
Allocation Fund
	Equity	(2,620,168)	—	—	—	(2,620,168)
	Total	$(2,649,333)	—	—	—	$(2,649,333)
Opportunistic Fixed Income Fund	Interest rate	$14,256	—	—	$101,018	$115,274
	Currency	—	$289,262	—	—	289,262
	Credit	—	—	—	(258,168)	(258,168)

	Total	$14,256	$289,262	—	$(157,150)	$146,368

Derivative instruments, continued

		Statements of operations location - Change in net unrealized appreciation (depreciation)
			of:
			Forward foreign
Fund	Risk	Futures contracts	currency contracts	Written options	Swap contracts	Total

Strategic Equity Allocation Fund	Currency	$(42,811)	$912,300	—	—	$869,489
	Equity	(18,651,488)	—	—	—	(18,651,488)

	Total	$(18,694,299)	$912,300	—	—	$(17,781,999)
U.S. Sector Rotation Fund	Equity	$(2,080,080)	—	—	—	$(2,080,080)

	Total	$(2,080,080)	—	—	—	$(2,080,080)

4. Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

5. Fees and transactions with affiliates

John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the funds. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the funds. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.

Management fee. The funds have an investment management agreement with the Advisor under which the funds pay a monthly management fee to the Advisor equivalent on an annual basis as detailed below. Aggregate net assets generally include the net assets of the funds and the net assets of a similar fund of John Hancock Variable Insurance Trust (JHVIT), unless otherwise noted below. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC, and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.

•Capital Appreciation Fund — a) 0.800% of the first $500 million of aggregate net assets; b) 0.700% of the next $500 million of aggregate net assets; and

c)0.670% of the excess over $1 billion of aggegate net assets.

•Capital Appreciation Value Fund — If net assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first

$250 million of aggregate net assets; and b) 0.850% of the excess over $250 million of aggregate net assets. If net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets; and b) 0.800% of the excess over $1 billion of aggregate net assets. If net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets; and b) 0.800% of the excess over $500 million of aggregate net assets. If net assets equal or exceed $3 billion, then the management fee to be paid is 0.800% of aggregate net assets.

•Core Bond Fund — a) 0.690% of the first $200 million of aggregate net assets; b) 0.640% of the next $200 million of aggregate net assets; c) 0.570% of the next $600 million of aggregate net assets.; d) 0.560% of the next $1 billion of aggregate net assets; and e) 0.550% of the excess over $2 billion of aggregate net assets.

•Health Sciences Fund — a) 1.050% of the first $500 million of aggregate net assets; and b) 1.000% of the next $250 million of aggregate net assets; and

c)0.950% of excess over $750 million of aggregate net assets. When aggregate net assets exceed $750 million, the management fee is 0.950% of aggregate net assets.

•High Yield Fund — a) 0.700% of the first $500 million of aggregate net assets and b) 0.650% of the excess over $500 million of aggregate net assets.

•International Strategic Equity Allocation Fund, Strategic Equity Allocation Fund and U.S. Sector Rotation Fund — Aggregate net assets include these three funds and JHVIT Strategic Equity Allocation. The management fee paid is as follows: a) 0.675% of the first $2.5 billion of aggregate net assets; and

b)0.650% of the next $5 billion of aggregate net assets; and c) 0.625% of the next $2.5 billion of aggregate net assets; and d) 0.600% of the next

$5 billion of aggregate net assets; e) 0.595% of the next $10 billion of aggregate net assets; and f) 0.590% of the excess over $25 billion of aggregate net assets.

•Mid Cap Stock Fund — a) 0.875% of the first $200 million of aggregate net assets; b) 0.850% of the next $300 million of aggregate net assets; and c) 0.825% of the excess over $500 million of aggregate net assets.

•Mid Value Fund — a) 1.050% of the first $20 million of aggregate net assets; b) 0.950% of the next $30 million of aggregate net assets; and c) 0.950% of the excess over $50 million of aggregate net assets. When aggregate net assets exceed $50 million, then the management fee rate is 0.950% of aggregate net assets.

•Multi-Index Lifestyle Portfolios — The management fee has two components: (a) a fee on assets invested in a fund of John Hancock Funds II (JHF II) or John Hancock Funds III (JHF III); and (b) a fee on assets invested in investments other than a fund of JHF II or JHF III (other assets). Aggregate net assets include assets of the portfolios, JHVIT Lifestyle Portfolios and Managed Volatility Portfolios, and JHF II Multimanager Lifestyle Portfolios. The fee on assets invested in a fund of JHF II or JHF III is equivalent to the sum of: a) 0.050% for the first $7.5 billion of aggregate net assets; and b) 0.040% of the excess over $7.5 billion of aggregate net assets. The fee on other assets is equivalent to the sum of: a) 0.500% of the first $7.5 billion of aggregate net assets and b) 0.490% of the excess over $7.5 billion of aggregate net assets.

•Opportunistic Fixed Income Fund — a) 0.650% of the first $1 billion of aggregate net assets and b) 0.625% of the excess over $1 billion of aggregate net assets.

•Science & Technology Fund — a) 1.050% of the first $500 million of aggregate net assets; and (b) 1.000% of the excess over $500 million of aggregate net assets.

Fees and transactions with affiliates, continued

•U.S. High Yield Bond Fund — a) 0.750% of the first $200 million of average net assets and b) 0.720% of the excess over $200 million of average net assets.

The organizations described below act as the subadvisors to the Trust and its funds pursuant to Subadvisory Agreements with the Advisor. Fund management is allocated among the following managers:

Fund	Subadvisor(s)
Science & Technology Fund	Allianz Global Investors U.S. LLC; T. Rowe Price Associates, Inc.
Capital Appreciation Fund	Jennison Associates LLC
International Strategic Equity Allocation Fund	Manulife Investment Management (US) LLC1
Multi-Index Lifestyle Aggressive Portfolio
Multi-Index Lifestyle Balanced Portfolio
Multi-Index Lifestyle Conservative Portfolio
Multi-Index Lifestyle Growth Portfolio
Multi-Index Lifestyle Moderate Portfolio
Strategic Equity Allocation Fund
U.S. Sector Rotation Fund
Capital Appreciation Value Fund	T. Rowe Price Associates, Inc.
Health Sciences Fund
Mid Value Fund
Mid Cap Stock Fund	Wellington Management Company LLP
Opportunistic Fixed Income Fund
Core Bond Fund	Wells Capital Management, Incorporated
U.S. High Yield Bond Fund
High Yield Fund	Western Asset Management Company, LLC

1An affiliate of the Advisor.

The funds are not responsible for payment of the subadvisory fees.

Expense reimbursements. The Advisor has voluntarily agreed to waive a portion of its management fee if certain expenses of the respective funds exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds' business, management fees, class specific expenses, acquired fund fees and short dividends. The Advisor may terminate this voluntary waiver at any time upon notice to the funds.

	Expense		Expense
	limitation as a		limitation as a
	percentage of		percentage of
	average net		average net
Fund	assets	Fund	assets

Capital Appreciation Fund	0.20%	Mid Value Fund	0.20%
Capital Appreciation Value Fund	0.20%	Opportunistic Fixed Income Fund	0.15%
Core Bond Fund	0.15%	Science & Technology Fund	0.20%
Health Sciences Fund	0.20%	Strategic Equity Allocation Fund	0.20%
High Yield Fund	0.15%	U.S. High Yield Bond Fund	0.15%
International Strategic Equity Allocation Fund	0.25%	U.S. Sector Rotation Fund	0.20%
Mid Cap Stock Fund	0.20%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2021, this waiver amounted to 0.01% of the fund's average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of each Multi-Index Lifestyle Portfolio in an amount equal to the amount by which the expenses of the portfolio exceed 0.05% of the average net assets, excluding taxes, brokerage commissions, interest expense, litigation and indemniﬁcation expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios' business, acquired fund fees, short dividend expense, management fees, and class speciﬁc expenses. This expense limitation shall continue in effect until December 31, 2021, unless renewed by mutual agreement of the portfolios and the Advisor.

The Advisor contractually agreed to waive its management fee on Opportunistic Fixed Income Fund so that the annual operating expenses do not exceed 0.80% of average net assets for the fund. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly and short dividend expenses. This agreement expires on December 31, 2021, unless renewed by mutual agreement of the advisor and the portfolio based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to waive its management fee on International Strategic Equity Allocation Fund, Science & Technology Fund, Strategic Equity Allocation Fund and U.S. Sector Rotation Fund so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the funds' average net assets. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the Trust.

Fees and transactions with affiliates, continued

The Advisor has voluntarily agreed to waive a portion of its management fees for the funds subadvised by T. Rowe Price Associates, Inc. which include Capital Appreciation Value Fund, Health Sciences Fund, Mid Value Fund, and Science & Technology Fund. This voluntary waiver equals the amount by which the subadvisory fee paid to T. Rowe Price Associates, Inc. is reduced. This voluntary expense reimbursement may terminate at any time.

The Advisor has voluntarily agreed to waive its advisory fee for each Multi-Index Lifestyle Portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and its underlying investments after payment of subadvisory fees does not exceed 0.50% of the funds' first

$7.5 billion of average net assets and 0.49% of the funds' average net assets in excess of $7.5 billion. The advisor may terminate this voluntary waiver at any time upon notice to the funds.

For the six months ended February 28, 2021, the expense reductions described above amounted to the following:

Expense Reimbursement by Class

Fund	Class R6	Class 1	Class NAV	Total
Capital Appreciation Fund	—	$31,584	$50,876	$82,460
Capital Appreciation Value Fund	—	—	307,031	307,031
Core Bond Fund	—	8,122	102,194	110,316
Health Sciences Fund	—	—	125,235	125,235
High Yield Fund	—	7,953	—	7,953
International Strategic Equity Allocation Fund	—	—	1,136,893	1,136,893
Mid Cap Stock Fund	—	24,216	51,482	75,698
Mid Value Fund	—	—	364,145	364,145
Multi-Index Lifestyle Conservative Portfolio	$124	17,414	—	17,538
Multi-Index Lifestyle Moderate Portfolio	65	9,723	—	9,788
Opportunistic Fixed Income Fund	—	75,020	—	75,020
Science & Technology Fund	—	—	89,105	89,105
Strategic Equity Allocation Fund	—	—	5,034,707	5,034,707
U.S. High Yield Bond Fund	—	2,458	5,838	8,296
U.S. Sector Rotation Fund	—	—	808,727	808,727

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2021, were equivalent to a net annual effective rate of the funds' average daily net assets as follows:

Fund	Net Annual Effective Rate	Fund	Net Annual Effective Rate
Capital Appreciation Fund	0.69%	Multi-Index Lifestyle Balanced Portfolio	0.32%
Capital Appreciation Value Fund	0.78%	Multi-Index Lifestyle Conservative Portfolio	0.43%
Core Bond Fund	0.56%	Multi-Index Lifestyle Growth Portfolio	0.25%
Health Sciences Fund	0.92%	Multi-Index Lifestyle Moderate Portfolio	0.37%
High Yield Fund	0.69%	Opportunistic Fixed Income Fund	0.28%
International Strategic Equity Allocation Fund	0.49%	Science & Technology Fund	0.96%
Mid Cap Stock Fund	0.82%	Strategic Equity Allocation Fund	0.49%
Mid Value Fund	0.90%	U.S. High Yield Bond Fund	0.74%
Multi-Index Lifestyle Aggressive Portfolio	0.19%	U.S. Sector Rotation Fund	0.49%

Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2021, amounted to an annual rate of 0.02% of the funds' average daily net assets.

Distribution and service plans. The funds have a distribution agreement with the Distributor. The funds have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the funds. The funds may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the funds' shares:

Class	Rule 12b-1 Fee
Class 1	0.05%

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses.Class level expenses for the six months ended February 28, 2021 were as follows:

Fees and transactions with affiliates, continued

Fund	Class	Distribution and service fees	Transfer agent fees
Capital Appreciation Fund	Class 1	$199,969	—

	Total	$199,969	—
Core Bond Fund	Class 1	$51,717	—

	Total	$51,717	—
High Yield Fund	Class 1	$50,501	—
	Total	$50,501	—
Mid Cap Stock Fund	Class 1	$153,032	—

	Total	$153,032	—
Multi-Index Lifestyle Aggressive Portfolio	Class R6	—	$488
	Class 1	$98,392	—
	Total	$98,392	$488
Multi-Index Lifestyle Balanced Portfolio	Class R6	—	$505
	Class 1	$238,000	—
	Total	$238,000	$505
Multi-Index Lifestyle Conservative Portfolio	Class R6	—	$78
	Class 1	$52,751	—
	Total	$52,751	$78
Multi-Index Lifestyle Growth Portfolio	Class R6	—	$640
	Class 1	$230,081	—
	Total	$230,081	$640
Multi-Index Lifestyle Moderate Portfolio	Class R6	—	$100
	Class 1	$66,955	—
	Total	$66,955	$100
Opportunistic Fixed Income Fund	Class 1	$10,276	—
	Total	$10,276	—
U.S. High Yield Bond Fund	Class 1	$15,519	—

	Total	$15,519	—

Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on their net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statements of operations. The funds' activity in this program during the period for which loans were outstanding was as follows:

Fund	Borrower	Weighted Average	Days	Weighted Average	Interest Income
	or Lender	Loan Balance	Outstanding	Interest Rate	(Expense)

Capital Appreciation Fund	Borrower	$13,102,203	6	0.670%	$(1,463)
International Strategic Equity Allocation Fund	Borrower	6,300,000	2	0.670%	(235)
U.S. Sector Rotation Fund	Borrower	36,000,000	1	0.670%	(670)
Capital Appreciation Fund	Lender	170,498	1	0.670%	3
Capital Appreciation Value Fund	Lender	24,000,000	1	0.670%	447
Health Sciences Fund	Lender	2,077,535	2	0.540%	62
Mid Cap Stock Fund	Lender	2,851,513	5	0.670%	265
Mid Value Fund	Lender	4,732,500	2	0.670%	176
Opportunistic Fixed Income Fund	Lender	2,062,778	1	0.670%	38
Science & Technology Fund	Lender	4,825,000	4	0.670%	359
Strategic Equity Allocation Fund	Lender	931,041	1	0.670%	17

6. Fund share transactions

Transactions in funds' shares for the six months ended February 28, 2021 and for the year ended August 31, 2020 were as follows:

Capital Appreciation Fund	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,488,537	$33,148,272	2,789,335	$50,640,671
Distributions reinvested	6,648,819	137,564,075	3,644,168	56,812,578
Repurchased	(3,122,390)	(67,478,618)	(8,528,160)	(134,517,859)
Net increase (decrease)	5,014,966	$103,233,729	(2,094,657)	$(27,064,610)

Fund share transactions, continued

Capital Appreciation Fund, Cont'd	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	2,091,105	$45,550,552	4,999,054	$80,082,988
Distributions reinvested	10,471,881	217,710,396	7,540,038	118,001,591
Repurchased	(11,918,400)	(265,732,150)	(26,447,455)	(473,357,228)
Net increase (decrease)	644,586	$(2,471,202)	(13,908,363)	$(275,272,649)
Total net increase (decrease)	5,659,552	$100,762,527	(16,003,020)	$(302,337,259)
Capital Appreciation Value Fund	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	3,735,744	$41,934,650	2,451,623	$26,674,762
Distributions reinvested	22,564,938	244,603,933	14,779,528	163,904,965
Repurchased	(6,401,640)	(76,482,159)	(33,016,784)	(373,991,287)
Net increase (decrease)	19,899,042	$210,056,424	(15,785,633)	$(183,411,560)
Total net increase (decrease)	19,899,042	$210,056,424	(15,785,633)	$(183,411,560)
Core Bond Fund	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,412,840	$19,337,298	4,100,406	$55,671,502
Distributions reinvested	846,411	11,329,826	427,345	5,663,456
Repurchased	(1,809,360)	(24,529,203)	(2,636,573)	(35,391,823)
Net increase	449,891	$6,137,921	1,891,178	$25,943,135
Class NAV shares
Sold	25,111,927	$340,532,002	20,516,036	$275,267,732
Distributions reinvested	10,707,493	143,074,516	6,402,984	84,643,885
Repurchased	(6,443,335)	(87,482,838)	(47,015,195)	(627,363,940)
Net increase (decrease)	29,376,085	$396,123,680	(20,096,175)	$(267,452,323)

Total net increase (decrease)	29,825,976	$402,261,601	(18,204,997)	$(241,509,188)
Health Sciences Fund	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	4,679,148	$28,171,577	25,414,746	$117,089,257
Distributions reinvested	4,690,230	28,188,283	2,106,774	10,491,735
Repurchased	(7,939,046)	(48,269,146)	(11,107,953)	(54,424,464)
Net increase	1,430,332	$8,090,714	16,413,567	$73,156,528

Total net increase	1,430,332	$8,090,714	16,413,567	$73,156,528
High Yield Fund	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	1,136,668	$9,150,432	1,929,866	$15,076,870
Distributions reinvested	758,332	5,936,589	1,769,163	13,263,417
Repurchased	(1,765,457)	(14,046,663)	(9,101,936)	(69,556,464)
Net increase (decrease)	129,543	$1,040,358	(5,402,907)	$(41,216,177)

Total net increase (decrease)	129,543	$1,040,358	(5,402,907)	$(41,216,177)
International Strategic Equity Allocation Fund	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	365,917	$3,611,377	10,655,190	$92,421,757
Distributions reinvested	2,820,161	29,611,689	5,043,948	48,976,734
Repurchased	(20,891,577)	(214,999,728)	(17,456,302)	(163,434,136)
Net decrease	(17,705,499)	$(181,776,662)	(1,757,164)	$(22,035,645)

Total net decrease	(17,705,499)	$(181,776,662)	(1,757,164)	$(22,035,645)
Mid Cap Stock Fund	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	1,078,532	$31,140,740	1,627,719	$37,366,386
Distributions reinvested	5,689,286	149,685,105	2,537,043	51,552,722
Repurchased	(1,900,703)	(52,410,982)	(4,142,181)	(87,074,848)
Net increase	4,867,115	$128,414,863	22,581	$1,844,260

Fund share transactions, continued

Mid Cap Stock Fund, Cont'd	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	3,141,939	$91,880,161	4,541,586	$91,200,433
Distributions reinvested	11,457,715	307,295,923	6,771,298	139,556,442
Repurchased	(9,806,996)	(283,585,584)	(16,538,736)	(391,437,265)
Net increase (decrease)	4,792,658	$115,590,500	(5,225,852)	$(160,680,390)
Total net increase (decrease)	9,659,773	$244,005,363	(5,203,271)	$(158,836,130)
Mid Value Fund	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	4,956,704	$85,736,510	12,211,063	$151,259,098
Distributions reinvested	3,007,286	48,958,611	2,274,193	34,817,897
Repurchased	(10,067,131)	(166,378,537)	(12,044,058)	(180,875,357)
Net increase (decrease)	(2,103,141)	$(31,683,416)	2,441,198	$5,201,638
Total net increase (decrease)	(2,103,141)	$(31,683,416)	2,441,198	$5,201,638
Multi-Index Lifestyle Aggressive Portfolio	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	218,467	$2,737,077	378,043	$4,475,585
Distributions reinvested	26,255	336,585	32,522	380,187
Repurchased	(53,829)	(697,053)	(70,663)	(691,740)
Net increase	190,893	$2,376,609	339,902	$4,164,032
Class 1 shares
Sold	1,324,401	$16,904,460	4,728,827	$52,459,355
Distributions reinvested	1,059,314	13,569,816	2,746,738	32,109,372
Repurchased	(2,375,050)	(29,733,223)	(4,767,458)	(53,821,879)
Net increase	8,665	$741,053	2,708,107	$30,746,848

Total net increase	199,558	$3,117,662	3,048,009	$34,910,880
Multi-Index Lifestyle Balanced Portfolio	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	461,303	$5,536,733	166,963	$1,875,279
Distributions reinvested	30,475	366,772	36,411	408,113
Repurchased	(160,465)	(1,970,573)	(100,993)	(1,072,533)
Net increase	331,313	$3,932,932	102,381	$1,210,859

Class 1 shares
Sold	3,329,446	$40,074,118	9,575,689	$104,881,845
Distributions reinvested	2,814,683	33,849,587	5,253,097	58,929,731
Repurchased	(4,138,568)	(49,127,416)	(14,132,815)	(155,674,114)
Net increase	2,005,561	$24,796,289	695,971	$8,137,462

Total net increase	2,336,874	$28,729,221	798,352	$9,348,321
Multi-Index Lifestyle Conservative Portfolio	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount

Class R6 shares
Sold	132,169	$1,478,240	169,318	$1,828,060
Distributions reinvested	3,645	41,050	1,396	14,772
Repurchased	(99,254)	(1,112,544)	(14,685)	(152,469)
Net increase	36,560	$406,746	156,029	$1,690,363

Class 1 shares
Sold	3,140,570	$35,230,069	4,450,921	$47,947,739
Distributions reinvested	506,285	5,690,301	678,231	7,258,629
Repurchased	(1,611,001)	(18,242,705)	(4,348,981)	(46,201,191)
Net increase	2,035,854	$22,677,665	780,171	$9,005,177

Total net increase	2,072,414	$23,084,411	936,200	$10,695,540

Fund share transactions, continued

Multi-Index Lifestyle Growth Portfolio	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	626,291	$7,689,027	110,049	$1,267,418
Distributions reinvested	39,150	493,679	43,385	503,695
Repurchased	(70,102)	(867,532)	(37,797)	(419,806)
Net increase	595,339	$7,315,174	115,637	$1,351,307
Class 1 shares
Sold	2,932,684	$36,801,206	9,042,830	$101,427,034
Distributions reinvested	2,751,445	34,640,697	5,705,644	66,128,412
Repurchased	(4,016,899)	(49,711,458)	(11,850,974)	(133,584,486)
Net increase	1,667,230	$21,730,445	2,897,500	$33,970,960
Total net increase	2,262,569	$29,045,619	3,013,137	$35,322,267
Multi-Index Lifestyle Moderate Portfolio	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	152,483	$1,747,919	18,265	$201,287
Distributions reinvested	5,963	68,988	5,584	61,085
Repurchased	(18,495)	(216,648)	(10,722)	(121,003)
Net increase	139,951	$1,600,259	13,127	$141,369

Class 1 shares
Sold	1,968,372	$22,614,721	3,762,025	$40,994,351
Distributions reinvested	805,277	9,307,172	1,275,548	13,975,893
Repurchased	(1,529,720)	(17,813,350)	(6,134,119)	(66,711,513)
Net increase (decrease)	1,243,929	$14,108,543	(1,096,546)	$(11,741,269)

Total net increase (decrease)	1,383,880	$15,708,802	(1,083,419)	$(11,599,900)
Opportunistic Fixed Income Fund	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	292,632	$4,043,904	848,596	$11,202,825
Distributions reinvested	151,737	2,057,556	110,682	1,410,083
Repurchased	(380,305)	(5,250,215)	(1,579,659)	(20,768,430)
Net increase (decrease)	64,064	$851,245	(620,381)	$(8,155,522)

Total net increase (decrease)	64,064	$851,245	(620,381)	$(8,155,522)
Science & Technology Fund	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	1,168,343	$6,165,798	5,874,600	$23,646,809
Distributions reinvested	12,770,789	62,832,282	6,590,594	25,176,071
Repurchased	(23,823,565)	(128,544,994)	(16,383,638)	(65,788,097)
Net decrease	(9,884,433)	$(59,546,914)	(3,918,444)	$(16,965,217)

Total net decrease	(9,884,433)	$(59,546,914)	(3,918,444)	$(16,965,217)
Strategic Equity Allocation Fund	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	12,806,059	$162,466,248	59,137,203	$614,062,153
Distributions reinvested	36,705,567	468,363,031	20,435,857	243,595,412
Repurchased	(71,863,630)	(938,896,509)	(124,168,522)	(1,426,663,039)
Net decrease	(22,352,004)	$(308,067,230)	(44,595,462)	$(569,005,474)

Total net decrease	(22,352,004)	$(308,067,230)	(44,595,462)	$(569,005,474)
U.S. High Yield Bond Fund	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	528,978	$5,918,001	872,995	$9,628,379
Distributions reinvested	148,348	1,634,243	350,006	3,705,811
Repurchased	(574,430)	(6,407,401)	(2,202,611)	(23,388,569)
Net increase (decrease)	102,896	$1,144,843	(979,610)	$(10,054,379)

Fund share transactions, continued

U.S. High Yield Bond Fund, Cont'd	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	317,203	$3,489,774	1,252,532	$13,333,966
Distributions reinvested	417,623	4,594,646	889,876	9,390,983
Repurchased	(10,490,568)	(119,678,212)	(2,259,973)	(23,774,502)
Net decrease	(9,755,742)	$(111,593,792)	(117,565)	$(1,049,553)
Total net decrease	(9,652,846)	$(110,448,949)	(1,097,175)	$(11,103,932)
U.S. Sector Rotation Fund	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	521,718	$5,515,047	6,354,741	$58,504,318
Distributions reinvested	12,417,492	127,527,639	13,005,421	127,843,285
Repurchased	(15,388,027)	(165,373,805)	(50,884,883)	(507,668,716)
Net decrease	(2,448,817)	$(32,331,119)	(31,524,721)	$(321,321,113)
Total net decrease	(2,448,817)	$(32,331,119)	(31,524,721)	$(321,321,113)

Affiliates of the Trust owned 100% of shares of Class 1 and Class NAV, respectively, with the exception of Capital Appreciation Fund and Core Bond Fund, where affiliates held 74.1% and 77.5% of Class NAV, respectively, on February 28, 2021. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

7. Purchase and sale of securities

Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to the following for the six months ended February 28, 2021:

	Purchases			Sales
Fund	U.S. Government	Other issuers	U.S. Government	Other issuers

Capital Appreciation Fund	—	$567,737,959	—	$838,051,959
Capital Appreciation Value Fund	—	467,550,898	—	574,086,584
Core Bond Fund	$3,152,110,011	1,116,714,340	$2,655,870,475	1,323,571,074
Health Sciences Fund	—	95,422,377	—	114,237,627
High Yield Fund	—	91,046,261	—	88,203,894
International Strategic Equity Allocation Fund	—	811,951,852	—	1,071,081,341
Mid Cap Stock Fund	—	1,008,372,756	—	1,228,497,336
Mid Value Fund	—	213,650,438	—	344,121,307
Multi-Index Lifestyle Aggressive Portfolio	—	41,910,319	—	36,511,641
Multi-Index Lifestyle Balanced Portfolio	—	162,279,107	—	142,173,795
Multi-Index Lifestyle Conservative Portfolio	—	61,954,443	—	40,743,004
Multi-Index Lifestyle Growth Portfolio	—	138,966,334	—	111,462,690
Multi-Index Lifestyle Moderate Portfolio	—	56,937,762	—	44,605,486
Opportunistic Fixed Income Fund	2,331,481	12,405,005	2,773,278	8,753,496
Science & Technology Fund	—	131,258,220	—	255,086,861
Strategic Equity Allocation Fund	—	3,330,697,145	—	4,241,245,326
U.S. High Yield Bond Fund	—	71,823,604	—	189,535,850
U.S. Sector Rotation Fund	—	582,565,904	—	749,638,405

8. Industry or sector risk

Certain funds generally invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.

9. Investment in affiliated underlying funds

John Hancock Multi-Index Lifestyle Portfolios invest in affiliated underlying funds that are managed by the Advisor and its affiliates. The funds do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the funds' investment may represent a significant portion of each underlying funds' net assets. At February 28, 2021, the following funds held 5% or more of the net assets of the underlying funds shown below:

Investment in affiliated underlying funds, continued

		Percentage of
		underlying fund
Fund	Affiliated Class NAV	net assets
Multi-Index Lifestyle Growth Portfolio	Strategic Equity Allocation Fund	6.6%

Information regarding the funds' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:

							Dividends and distributions
						Change in
	Ending			Proceeds	Realized	unrealized	Income	Capital gain
	share	Beginning	Cost of	from shares	gain	appreciation	distributions	distributions	Ending
Affiliate	amount	value	purchases	sold	(loss)	(depreciation)	received	received	value

Capital Appreciation Fund
John Hancock
Collateral Trust*	415,370	$40,120,111	$132,986,276	$(168,938,580)	$(10,277)	$(1,508)	$29,188	—	$4,156,022
Capital Appreciation Value Fund
John Hancock
Collateral Trust*	93,599	$75,323	$2,710,875	$(1,849,517)	$(10)	$(157)	$1,738	—	$936,514
Core Bond Fund
John Hancock
Collateral Trust*	46,824	—	$2,317,706	$(1,849,200)	—	$(6)	$25	—	$468,500
High Yield Fund
John Hancock
Collateral Trust*	139,403	$272,666	$3,499,722	$(2,377,280)	$(175)	$(123)	$1,968	—	$1,394,810
International Strategic Equity Allocation Fund
John Hancock
Collateral Trust*	3,575,411	$77,852,096	$192,589,725	$(234,625,934)	$(15,809)	$(25,947)	$307,172	—	$35,774,131
Mid Cap Stock Fund
John Hancock
Collateral Trust*	1,764,479	$38,560,759	$233,939,378	$(254,828,299)	$19,031	$(36,202)	$124,564	—	$17,654,667
Mid Value Fund
John Hancock
Collateral Trust*	3,754,054	$37,748,016	$127,728,374	$(127,907,304)	$21,369	$(28,894)	$101,581	—	$37,561,561
Multi-Index Lifestyle Aggressive Portfolio
John Hancock
Collateral Trust*	201,722	$2,648,837	$107,666,988	$(108,296,145)	$(1,265)	$(64)	$5,859	—	$2,018,351
Strategic Equity
Allocation	21,729,091	259,553,516	22,129,889	(12,761,533)	(654,435)	20,294,894	4,090,355	$12,840,923	288,562,331
					$(655,700)	$20,294,830	$4,096,214	$12,840,923	$290,580,682
Multi-Index Lifestyle Balanced Portfolio
John Hancock
Collateral Trust*	768,040	$38,220,426	$154,119,948	$(184,641,767)	$(7,188)	$(6,715)	$40,315	—	$7,684,704
Strategic Equity
Allocation	28,986,654	364,338,030	31,532,999	(38,842,480)	391,335	27,522,879	5,571,080	$17,489,387	384,942,763
					$384,147	$27,516,164	$5,611,395	$17,489,387	$392,627,467
Multi-Index Lifestyle Conservative Portfolio
John Hancock
Collateral Trust*	336,257	$9,564,027	$137,647,303	$(143,842,211)	$(4,690)	$27	$15,401	—	$3,364,456
Strategic Equity
Allocation	1,751,979	21,689,704	6,164,545	(6,513,660)	789,117	1,136,578	338,848	$1,063,752	23,266,284
					$784,427	$1,136,605	$354,249	$1,063,752	$26,630,740
Multi-Index Lifestyle Growth Portfolio
John Hancock
Collateral Trust*	—	$29,943,797	$214,131,340	$(244,066,827)	$(8,307)	$(3)	$24,323	—	—
Strategic Equity
Allocation	38,889,414	473,893,226	39,257,738	(32,984,363)	(823,009)	37,107,832	7,445,185	$23,372,797	$516,451,424
					$(831,316)	$37,107,829	$7,469,508	$23,372,797	$516,451,424
Multi-Index Lifestyle Moderate Portfolio
John Hancock
Collateral Trust*	315,054	$7,829,181	$146,891,326	$(151,561,667)	$(6,316)	$(215)	$13,034	—	$3,152,309
Strategic Equity
Allocation	5,241,521	65,727,502	10,167,844	(11,721,032)	373,173	5,059,916	1,023,915	$3,214,394	69,607,403
					$366,857	$5,059,701	$1,036,949	$3,214,394	$72,759,712
Science & Technology Fund

Investment in affiliated underlying funds, continued

							Dividends and distributions
						Change in
	Ending			Proceeds	Realized	unrealized	Income	Capital gain
	share	Beginning	Cost of	from shares	gain	appreciation	distributions	distributions	Ending
Affiliate	amount	value	purchases	sold	(loss)	(depreciation)	received	received	value

John Hancock
Collateral Trust*	252,597	$7,383,356	$26,931,374	$(31,785,440)	$(971)	$(934)	$5,537	—	$2,527,385
Strategic Equity Allocation Fund
John Hancock
Collateral Trust*	7,628,529	$144,125,146	$385,714,882	$(453,447,950)	$5,845	$(69,913)	$1,114,581	—	$76,328,010
U.S. High Yield Bond Fund
John Hancock
Collateral Trust*	209,559	$9,445,733	$21,038,096	$(28,382,376)	$748	$(5,437)	$35,558	—	$2,096,764
U.S. Sector Rotation Fund
John Hancock
Collateral Trust*	74,790	$947,987	$4,417,361	$(4,616,473)	$(112)	$(440)	$6,906	—	$748,323

*Refer to the Securities lending note within Note 2 for details regarding this investment.

10. Investment by affiliated funds

Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the funds for the purpose of exercising management or control; however, this investment may represent a significant portion of the funds' net assets. The following fund(s) had an affiliate ownership of 5% or more of the funds' net assets:

Fund	Affiliated Concentration
Capital Appreciation Fund	44.5%
Capital Appreciation Value	98.9%
Core Bond Fund	72.2%
Health Sciences Fund	99.9%
International Strategic Equity Allocation Fund	100.0%
Mid Cap Stock Fund	67.8%
Mid Value Fund	100.0%
Science & Technology Fund	99.9%
Strategic Equity Allocation Fund	100.0%
U.S. High Yield Bond Fund	50.2%
U.S. Sector Rotation Fund	100.0%

11. Interfund trading

The funds are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2021, the funds engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:

Fund	Purchases	Sales
U.S. High Yield Bond Fund	—	$8,207,230

12. Restricted securities

The funds may hold restricted securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at February 28, 2021:

			Beginning			Ending	Value as a
Issuer,	Original	Acquisition	share	Shares	Shares	share	percentage of	Ending
Description	acquisition date	cost	amount	purchased	sold	amount	net assets	value

Health Sciences Fund
Acerta Pharma BV, Class B	2-8-16	$146,475	4,892,850	—	—	4,892,850	0.1%	$610,138
Doximity, Inc.	4-10-14	307,268	63,738	—	—	63,738	0.5%	2,333,448
JAND, Inc., Class A	4-23-15	194,538	16,938	—	—	16,938	0.1%	450,043
JAND, Inc., Series D	4-23-15	434,397	37,822	—	—	37,822	0.2%	1,004,931
								$4,398,560
High Yield Fund
KCAD Holdings I, Ltd.	3-21-11	$6,150,520	752,218,031	—	—	752,218,031	0.0%*	$752
MWO Holdings LLC	8-30-16	1,116,559	1,134	—	—	1,134	0.0%*	8,584
New Cotai, Inc., Class B	4-12-13	—	11	—	—	11	0.0%	—

Restricted securities, continued

			Beginning			Ending	Value as a
Issuer,	Original	Acquisition	share	Shares	Shares	share	percentage of	Ending
Description	acquisition date	cost	amount	purchased	sold	amount	net assets	value
								$9,336
Mid Cap Stock Fund
Coupang LLC	11-20-14	$4,300,618	1,381,449	—	—	1,381,449	1.2%	24,631,236
Essence Group Holdings Corp.	5-1-14	5,083,384	2,958,957	—	—	2,958,957	0.4%	8,817,692
JAND, Inc., Class A	4-23-15	635,744	57,523	—	—	57,523	0.1%	1,528,386
JAND, Inc., Series D	4-23-15	1,419,614	128,449	—	—	128,449	0.2%	3,412,890
Lookout, Inc., Series F	7-31-14	4,276,874	392,767	—	—	392,767	0.2%	3,479,916
The Honest Company, Inc.,	8-20-14	3,966,620	142,030	—	—	142,030	0.3%	5,009,398
Series C
The Honest Company, Inc.,	8-3-15	490,560	12,795	—	—	12,795	0.0%*	529,713
Series D
The We Company, Inc., Series D1	12-8-14	3,335,927	184,328	—	—	184,328	0.1%	1,454,348
The We Company, Inc., Series D2	12-8-14	3,472,011	161,782	—	—	161,782	0.0%*	1,276,460
								$50,140,039
Science & Technology Fund
Airbnb, Inc., Class B	7-14-15	$1,526,562	32,796**	—	—	32,796	2.1%	$6,479,838
DiDi Chuxing, Inc.	10-19-15	460,705	16,798	—	—	16,798	0.2%	685,862
								$7,165,700

*Less than 0.05%.

**Two-for-one stock split.

13. LIBOR discontinuation risk

LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR's usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR's deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.

The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and the remaining and most liquid US LIBOR maturities on June 30, 2023. It is expected that market participants will transition to the use of alternative reference or benchmark rates before the end of 2021. Regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), which is a broad measure of secured overnight US Treasury repo rates, but there is no definitive information regarding the future utilization of any particular replacement rate.

The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions.

There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.

14. New accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.

15. Coronavirus (COVID-19) pandemic

The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.

16. Other matters

Strategic Equity Allocation Fund and other affiliates have been named as defendants in a lawsuit related to The Jones Group, a fashion company. It is alleged that in 2014, The Jones Group consummated a series of transactions that rendered it insolvent, increased debt, significantly decreased its assets, and distributed more than $1 billion to its shareholders, all to the detriment of the company and its creditors. Equivalent lawsuits have been filed in California, New Jersey, Texas, Illinois and Florida. The total amounts at issue for Strategic Equity Allocation Fund is approximately $178,000.

Other matters, continued

On March 30, 2020, the plaintiffs filed a Motion for Transfer of Actions to the District of Massachusetts. The plaintiffs were seeking to consolidate 13 actions in 6 different federal districts against 188 defendants in a Multidistrict Panel in Massachusetts. $550 million is being sought from these 188 defendants. On April 27, 2020, the shareholder defendants filed their response to plaintiffs' Motion to Transfer. On June 2, 2020, the United States Judicial Panel on Multidistrict Litigation issued a Transfer Order sending all the cases to the Southern District of New York. Accordingly, the litigation will be governed by Second Circuit precedent.

On June 12, 2020, a Scheduling Order was issued. On June 29, 2020, a global Motion to Dismiss Under the Safe Harbor of Section 546(e) of the Bankruptcy Code was filed by the defendants. On August 27, 2020, the Motion to Dismiss was granted. Following the dismissal, appeals were filed by the plaintiffs.

At this time, the fund cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the fund or if the fund enters into a settlement agreement with the plaintiffs, depending upon the circumstances, the payment of such judgement or settlement could have an adverse effect on the fund's net asset value.

17. Subsequent events

On December 10, 2020, the Board of Trustees approved a plan of liquidation for U.S. High Yield Bond Fund. The fund liquidated on April 16, 2021.

JOBNAME: JHFundsII-Main PAGE: 1 SESS: 238 OUTPUT: Wed Apr 21 16:43:56 2021 SUM: 1C433163 /Alljobz/john_hancock/semiannual/387950-JHFundsII/04-end

John Hancock Funds II

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust's proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE All of the trust's holdings as of the end of the third month of every ﬁscal quarter are ﬁled with the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. The trust's Form N-PORT ﬁlings are available electronically on the SEC website (sec.gov).

The report is certiﬁed under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to afﬁrm that, to the best of their knowledge, the information in their ﬁnancial reports is fairly and accurately stated in all material respects.

John Hancock Investment Management

A company of Manulife Investment Management

JOBNAME: JHFundsII-Group4 PAGE: 1 SESS: 87 OUTPUT: Wed Apr 21 16:44:45 2021 SUM: 22121754 /Alljobz/john_hancock/semiannual/387950-JHFundsII-Covers/jhfundsII-main-book-bcover

Management of the trust

Trustees

Hassell H. McClellan, Chairperson

Steven R. Pruchansky, Vice Chairperson

Andrew G. Arnott†

Charles L. Bardelis*

James R. Boyle

Peter S. Burgess*

William H. Cunningham

Grace K. Fey

Marianne Harrison†

Deborah C. Jackson

James M. Oates*

Frances G. Rathke*,1

Gregory A. Russo

Ofﬁcers

Andrew G. Arnott. President

Charles A. Rizzo, Chief Financial Ofﬁcer

Salvatore Schiavone, Treasurer

Christopher (Kit) Sechler, Secretary and

Chief Legal Ofﬁcer

Trevor Swanberg2, Chief Compliance Ofﬁcer

*Member of the Audit Committee

† Non-Independent Trustee

1Appointed as Independent Trustee effective as of

September 15, 2020

2Effective July 31, 2020

Investment advisor

John Hancock Investment Management LLC Boston, Massachusetts

200 Berkeley Street

Boston MA 02116-5010

JHF2SA 2/21

Principal distributor

John Hancock Investment Management Distributors LLC

Custodians

Citibank, N.A.

State Street Bank and Trust Company

Legal counsel

K&L Gates LLP

4/21

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable.

(g)Not Applicable

(h)Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Included with Item 1.

(b)Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew Arnott Andrew Arnott President

Date: April 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott Andrew Arnott President

Date: April 21, 2021

/s/ Charles A. Rizzo Charles A. Rizzo    Chief Financial Officer Date: April 21, 2021